                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-00558

                       THE HARTFORD MUTUAL FUNDS II, INC.
               (Exact name of registrant as specified in charter)

                P. O. Box 2999, Hartford, Connecticut 06104 2999
                    (Address of Principal Executive Offices)

                             Kevin J. Carr, Esquire
                               Investment Law Unit
                   The Hartford Financial Services Group, Inc.
                              55 Farmington Avenue
                           Hartford, Connecticut 06105
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (860) 297-6443

Date of fiscal year end: October 31st

Date of reporting period: November 1, 2002 - April 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

Item 1

                                                                  [BUCK GRAPHIC]

      Semi-Annual Report
      April 30, 2003

                  -   Manager Discussions
                  -   Financials

                  Please note that the responses to the questions: How did the Fund perform? and, Why did the Fund perform this way?, represent the views of the portfolio manager(s) of the applicable fund.

                                                                 [HARTFORD LOGO]

                                                 THE HARTFORD MUTUAL FUNDS, INC.
                                              THE HARTFORD MUTUAL FUNDS II, INC.

TABLE
OF
CONTENTS

       Manager Discussions                                                     1

       The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. Financial Statements

         Schedule of Investments and Statements of Assets and Liabilities as of April 30, 2003:

            The Hartford Advisers Fund                                        36
            The Hartford Capital Appreciation Fund                            42
            The Hartford Dividend and Growth Fund                             45
            The Hartford Focus Fund                                           47
            The Hartford Global Communications Fund                           49
            The Hartford Global Financial Services Fund                       51
            The Hartford Global Health Fund                                   53
            The Hartford Global Leaders Fund                                  55
            The Hartford Global Technology Fund                               58
            The Hartford Growth and Income Fund                               60
            The Hartford Growth Fund                                          62
            The Hartford Growth Opportunities Fund                            64
            The Hartford High Yield Fund                                      66
            The Hartford Income Fund                                          75
            The Hartford Inflation Plus Fund                                  79
            The Hartford International Capital Appreciation Fund              81
            The Hartford International Opportunities Fund                     84
            The Hartford International Small Company Fund                     88
            The Hartford MidCap Fund                                          92
            The Hartford MidCap Value Fund                                    95
            The Hartford Money Market Fund                                    97
            The Hartford Short Duration Fund                                  99
            The Hartford Small Company Fund                                  104
            The Hartford SmallCap Growth Fund                                106
            The Hartford Stock Fund                                          109
            The Hartford Tax-Free California Fund                            111
            The Hartford Tax-Free Minnesota Fund                             114
            The Hartford Tax-Free National Fund                              117
            The Hartford Tax-Free New York Fund                              123
            The Hartford Total Return Bond Fund                              125
            The Hartford U.S. Government Securities Fund                     132
            The Hartford Value Fund                                          134
            The Hartford Value Opportunities Fund                            136

         Statements of Operations for the Period Ended April 30, 2003        138

         Statements of Changes in Net Assets for the Period Ended April 30, 2003
       and October 31, 2002                                                  146

         Notes to Financial Statements                                       163

         Financial Highlights                                                180

         Directors and Officers                                              201

         Privacy Policy                                                      206

IMPORTANT FUND INFORMATION

The following disclosure applies to all of The Hartford Mutual Funds:

The graphs on the following pages represent hypothetical investments in The Hartford Mutual Funds. Past performance does not guarantee future results.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers / reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers / reimbursements, please see the prospectus.

The Hartford Advisers Fund (1), (2), (3)
The Hartford Capital Appreciation Fund (1), (2), (3)
The Hartford Dividend and Growth Fund (1), (2), (3)
The Hartford Focus Fund (2), (3)
The Hartford Global Communications Fund (2), (3)
The Hartford Global Financial Services Fund (2), (3)
The Hartford Global Health Fund (2), (3)
The Hartford Global Leaders Fund (2), (3)
The Hartford Global Technology Fund (2), (3)
The Hartford Growth & Income Fund (1), (2), (3)
The Hartford Growth Fund (4), (5), (6)
The Hartford Growth Opportunities (4), (5), (6)
The Hartford High Yield Fund (2), (3)
The Hartford Income Fund (2), (3)
The Hartford Inflation Plus Fund (2), (3)
The Hartford International Capital Appreciation Fund (2), (3)
The Hartford International Opportunities Fund (1), (2), (3)
The Hartford International Small Company Fund (2), (3)
The Hartford MidCap Fund (1), (2), (3)
The Hartford MidCap Value Fund (2), (3)
The Hartford Short Duration Fund (2), (3)
The Hartford Small Company Fund (1), (2), (3)
The Hartford SmallCap Growth Fund (4), (5), (6)
The Hartford Stock Fund (1), (2), (3)
The Hartford Tax-Free California Fund (2), (3)
The Hartford Tax-Free Minnesota Fund (7), (8), (9)
The Hartford Tax-Free National Fund (7), (8), (9)
The Hartford Tax-Free New York Fund (2), (3)
The Hartford Total Return Bond Fund (1), (2), (3)
The Hartford U.S. Government Securities Fund (7), (8), (9)
The Hartford Value Fund (2), (3)
The Hartford Value Opportunities Fund (4), (5), (6)

1 Class C shares commenced operations on 7/31/98. Performance prior to 7/31/98 reflects Class B performance less Class C sales charges where applicable.

2 The initial investment in Class A and C shares reflects the maximum sales charge and Class B shares reflect a CDSC.

3 Growth of a $10,000 Investment in Class B, C and Y shares will vary from the results seen on the following pages due to differences in the expenses charged to these share classes.

4 New Class A, B and C shares were offered beginning on February 19, 2002. Performance prior to that date is that of the fund's Class L, M and N shares, respectively, which have lower operating expenses. Performance prior to February 19, 2002 would have been lower if Class A, B and C share expenses were applied during that period.

5 The initial investment in Class A, C and L shares reflects the maximum sales charges and B, H, M and N shares reflect a CDSC.

6 Growth of a $10,000 Investment in Class B, C, H, L, M, N, Y and Z shares will vary from the results seen on the following pages due to differences in expenses charged to these share classes.

7 New Class A, B and C shares were offered beginning on February 19, 2002. Performance prior to that date is of the fund's Class E, M and N shares, respectively, which have lower operating expenses. Performance prior to February 19, 2002 would have been lower if Class A, B and C share expenses were applied during that period.

8 The initial investment in Class A, C, E and L shares reflects the maximum sales charge and B, H, M and N shares reflect a CDSC.

9 Growth of a $10,000 Investment in Class B, C, E, H, L, M, N and Y shares will vary from the results seen on the following pages due to differences in expenses charged to these share classes.

COMPARATIVE BENCHMARKS appear throughout the fund commentary as a measure of fund performance.

S & P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

S & P MIDCAP 400 INDEX is an unmanaged index measuring the performance of the mid-size company segment of the U.S. market.

S & P BARRA VALUE INDEX is an unmanaged capitalization weighted index of all the stocks in the S & P 500 that have low price-to-book ratios.

MSCI AC (ALL COUNTRY) WORLD FREE TELECOMMUNICATIONS SERVICES INDEX is a free float-adjusted market capitalization index of developed and emerging market countries that is designed to measure international equity market performance.

MSCI AC WORLD FREE EX U.S. INDEX is a broad based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S.

MSCI WORLD INDEX is a broad based, unmanaged, market capitalization weighted, total return index that measures the performance of 23 developed country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East.

MSCI FINANCIAL EX-REAL ESTATE INDEX is a cap-weighted index that measures the performance of financial stocks from around the world. This index excludes real estate.

MSCI EAFE - the Morgan Stanley Capital International Europe, Australia and Far East Index is a free float-adjusted capitalization index that is designed to measure developed market equity performance; excluding the U.S. and Canada.

EAFE GDP - the Morgan Stanley Europe, Australia, Far East GDP Index is an unmanaged index of stocks of companies representing stock markets in Europe, Australia, New Zealand and the Far East.

GOLDMAN SACHS HEALTH CARE INDEX is an unmanaged index designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospitalization facilities, health care management organizations and continuing care services.

GOLDMAN SACHS TECHNOLOGY COMPOSITE INDEX is an unmanaged index designed to measure performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services.

CITIGROUP BROAD MARKET EURO-PACIFIC <$2B INDEX takes the entire international universe of all stocks, and divides it evenly each year to include only those companies with a market cap between $100m and $2b regardless of country or industry. This represents roughly the bottom 20% of the international equity market.

RUSSELL 2000 INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index.

RUSSELL 2500 INDEX measures the performance of the 2,500 smallest companies in the Russell 3000 Index.

RUSSELL 1000 GROWTH INDEX is an unmanaged index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2000 GROWTH INDEX is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 3000 GROWTH INDEX is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000 VALUE INDEX measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2500 VALUE INDEX measures the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 3000 VALUE INDEX is an unmanaged index measuring the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX is a broad based unmanaged, market value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and of all publicly issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

LEHMAN BROTHERS CORPORATE HIGH YIELD INDEX is an unmanaged broad-based market value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX is an unmanaged index of government bonds with maturities of between one and ten years.

LEHMAN BROTHERS MUNICIPAL BOND INDEX is an unmanaged index of municipal bonds with maturities greater than two years.

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index.

LEHMAN CALIFORNIA EXEMPT INDEX an unmanaged index of municipal bonds issued by the State of California with maturities greater than two years.

LEHMAN NEW YORK EXEMPT INDEX an unmanaged index of municipal bonds issued by the State of New York with maturities greater than two years.

LEHMAN U.S. GOVERNMENT INDEX an unmanaged index of government bonds with maturities of one year or more.

LEHMAN BROTHERS U.S. TIPS INDEX represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S. currency, and have more than one year to maturity.

LEHMAN BROTHERS 1-5 YEAR U.S. GOVERNMENT/CREDIT INDEX an unmanaged index comprised of the U.S. Government/Credit component of the U.S. Aggregate Index. The Government/Credit Index includes securities in the 1-5 year maturity range in the Government and Credit Indices.

The Hartford Advisers Fund
PERFORMANCE OVERVIEW 7/22/96 - 4/30/03
Growth of a $10,000 investment in Class A which includes Sales Charge 3

[LINE CHART]

       Advisers       S & P 500      Lehman Brothers
         Fund           Index       Government/Credit
                                         Bond Index
         $9,450        $10,000              $10,000
        $10,188        $11,198              $10,430
        $10,923        $12,542              $10,517
        $11,123        $12,845              $10,565
        $12,750        $15,368              $11,122
        $12,484        $14,790              $11,349
        $13,127        $15,914              $11,691
        $14,383        $18,118              $11,762
        $14,907        $18,333              $12,019
        $14,766        $18,044              $12,514
        $16,063        $21,086              $12,711
        $16,678        $22,070              $12,501
        $16,633        $22,035              $12,300
        $16,771        $22,674              $12,432
        $17,074        $23,265              $12,346
        $17,964        $24,304              $12,619
        $17,840        $24,010              $13,001
        $18,086        $24,054              $13,318
        $18,111        $23,057              $14,045
        $17,388        $21,153              $14,147
        $17,079        $20,574              $14,653
        $16,157        $18,070              $15,358
        $16,648        $19,341              $15,096
        $15,951        $18,488              $15,205
        $14,721        $15,717              $15,661
        $14,475        $15,342              $16,199
        $15,028        $16,029              $17,093


AVERAGE ANNUAL TOTAL RETURNS (as of 4/30/03) 1, 2

               INCEPTION
Standardized     DATE       1 YEAR   5 YEAR  SINCE INCEPTION
------------   ---------    ------    ----   ---------------
Advisers A     7/22/96      -10.97%  -0.25%  6.20%
Advisers B     7/22/96      -11.10%  -0.17%  6.35%
Advisers C     7/22/96      -8.31%   -0.01%  6.19%
Advisers Y     7/22/96      -5.14%   1.41%   7.62%

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGERS

RAND L. ALEXANDER, CFA
Senior Vice President, Partner
Wellington Management Company, LLP

PAUL D. KAPLAN
Senior Vice President, Partner, Director of Fixed Income
Wellington Management Company, LLP

HOW DID THE FUND PERFORM?

The Hartford Advisers Fund Class A shares returned 3.82%, before sales charge, for the six-month period ended April 30, 2003. The Fund underperformed both the Lipper Flexible Average 3.88% and the Fund's benchmark (S&P 500 Index 55%; Lehman Brothers Government/Credit Bond Index 35%; T-Bills 10%) 4.66%.

WHY DID THE FUND PERFORM THIS WAY?

During the period, small-cap stocks outperformed large-cap stocks, as the Russell 2000 Index returned 7.55%, while the S&P 500 Index returned 4.48%. Within large-cap stocks, value outperformed growth. Since the 50 basis point reduction in November, the Federal Reserve made no changes in short-term interest rates and the rest of the structure of yields in the Treasury market was little changed. Clearly, the bond market was uncertain as to the effects of war in Iraq and the general condition of the economy and, although there were minor market moves as the news changed, the general level of uncertainty kept interest rates from moving dramatically.

Relative to its benchmark, the Fund's equities underperformed in the period primarily due to individual stock selection rather than sector weighting decisions. While the Fund benefited from an overweight position in Health Care and an underweight position in Telecommunication Services, stock selection in Technology, Industrials, and Utilities detracted from results. The three biggest contributors to performance were Citigroup (Financials), IBM (Technology), and Genzyme (Health Care). The three biggest detractors were Safeway (Consumer Discretionary), Baxter (Health Care), and Northrup Grumman (Industrials).

The Hartford Capital Appreciation Fund
PERFORMANCE OVERVIEW 7/22/96 - 4/30/03
Growth of a $10,000 investment in Class A which includes Sales Charge 3

[LINE CHART]


    Capital        S&P 500
 Appreciation       Index
     Fund
      $9,450       $10,000
     $11,671       $11,198
     $14,118       $12,542
     $13,485       $12,845
     $19,319       $15,368
     $20,367       $14,790
     $19,713       $15,914
     $22,432       $18,118
     $20,376       $18,333
     $18,243       $18,044
     $22,388       $21,086
     $24,154       $22,070
     $26,808       $22,035
     $27,022       $22,674
     $34,369       $23,265
     $35,674       $24,304
     $36,736       $24,010
     $38,312       $24,054
     $39,802       $23,057
     $38,735       $21,153
     $36,845       $20,574
     $31,706       $18,070
     $33,773       $19,341
     $32,170       $18,488
     $26,594       $15,717
     $26,192       $15,342
     $27,792       $16,029

AVERAGE ANNUAL TOTAL RETURNS (as of 4/30/03) 1, 2

               INCEPTION
Standardized     DATE         1 YEAR  5 YEAR  SINCE INCEPTION
------------     ----         ------  ------  ---------------
Cap App A       7/22/96      -18.35%   3.20%   16.30%
Cap App B       7/22/96      -18.49%   3.31%   16.46%
Cap App C       7/22/96      -15.98%   3.46%   16.32%
Cap App Y       7/22/96      -13.09%   4.89%   17.85%

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGER

SAUL J. PANNELL, CFA
Senior Vice President, Partner
Wellington Management Company, LLP

HOW DID THE FUND PERFORM?

The Hartford Capital Appreciation Fund Class A shares returned 3.27%, before sales charge, for the six-month period ended April 30, 2003. The Fund's return trailed the 4.48% return for the S&P 500 Index and that of the Lipper Multi-Cap Core Mutual Fund Average, which returned 3.9% for the same time period.

WHY DID THE FUND PERFORM THIS WAY?

During the period, the S&P 500, an index of large cap stocks, returned 4.48%, trailing the Russell 2500, an index of medium and smaller cap companies, which gained 7.9%. Underperformance of the Fund was primarily due to stock selection as sector allocation in aggregate had little impact on the portfolio's relative performance. The Fund was disadvantaged by below average stock picking within Health Care and Industrials, while Consumer Staples and Telecommunication Services names contributed positively to relative returns. The top three contributors to absolute returns were Nextel Communications (Telecommunication Services), Comcast (Consumer Discretionary), and Halliburton (Energy). The top three detractors from absolute performance were Northrop Grumman (Industrials), AGCO Corp. (Industrials), and HealthSouth (Health Care).

The Hartford Dividend and Growth Fund
PERFORMANCE OVERVIEW 7/22/96 - 4/30/03
Growth of a $10,000 investment in Class A which includes Sales Charge (3)

[LINE CHART]

     DIVIDEND AND
      GROWTH FUND    S & P 500
                       INDEX
         $9,450       $10,000
        $10,423       $11,198
        $11,409       $12,542
        $11,504       $12,845
        $13,652       $15,368
        $13,356       $14,790
        $14,454       $15,914
        $15,771       $18,118
        $15,553       $18,333
        $15,434       $18,044
        $16,179       $21,086
        $17,330       $22,070
        $16,913       $22,035
        $16,962       $22,674
        $16,393       $23,265
        $16,960       $24,304
        $16,774       $24,010
        $18,242       $24,054
        $18,509       $23,057
        $18,653       $21,153
        $18,597       $20,574
        $16,841       $18,070
        $17,983       $19,341
        $17,970       $18,488
        $15,855       $15,717
        $15,065       $15,342
        $15,586       $16,029

AVERAGE ANNUAL TOTAL RETURNS (as of 4/30/03) (1,2)

                INCEPTION
Standardized      DATE      1 YEAR   5 YEAR  SINCE INCEPTION
------------      ----      ------   ------  ---------------
Div & Growth A  7/22/96     -18.05%  -1.35%  6.78%
Div & Growth B  7/22/96     -18.12%  -1.30%  6.91%
Div & Growth C  7/22/96     -15.64%  -1.11%  6.78%
Div & Growth Y  7/22/96     -12.67%   0.30%  8.22%

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGER

EDWARD P. BOUSA, CFA
Vice President
Wellington Management Company, LLP

HOW DID THE FUND PERFORM?

The Hartford Dividend and Growth Fund Class A shares returned 3.46%, before sales charge, for the six-month period ended April 30, 2003. The Fund underperformed its competitive group as represented by the Lipper Equity Income MF Average, which provided a return of 4.1% and the S&P 500 Index, which provided a return of 4.48% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

For the period, Utilities (12%), Materials (9%), and Information Technology (8%) were the best performing S&P sectors, while Telecommunications (-2%) and Consumer Staples performed the worst. The Fund's overweight to Materials and Utilities and underweight of Consumer Staples helped relative performance. Unfortunately, strong sector allocation was unable to offset poor security selection during the period. Stock picking was weakest among Consumer Staples and Health Care names and strongest among Financials. The top three contributors for the period were Caterpillar (Industrials), IBM (Information Technology) and Household International (Financials). The top three detractors from absolute performance were AT&T (Telecommunications), Schering-Plough (Health Care), and Sara Lee (Consumer Staples).

The Hartford Focus Fund
PERFORMANCE OVERVIEW 5/24/01 - 4/30/03
Growth of a $10,000 investment in Class A which includes Sales Charge (3)

[LINE CHART]

FOCUS       S & P 500
 FUND        INDEX
$9,450       $10,000
$8,996        $9,386
$8,335        $8,242
$9,176        $8,822
$8,439        $8,433
$7,125        $7,169
$6,917        $6,998
$6,926        $6,792
$7,228        $7,311


AVERAGE ANNUAL TOTAL RETURNS (as of 4/30/03) (2)

Standardized     INCEPTION DATE  1 YEAR    SINCE INCEPTION
------------     --------------  ------    ---------------
Focus A          5/24/01         -19.05%   -15.39%
Focus B          5/24/01         -19.14%   -15.29%
Focus C          5/24/01         -16.84%   -13.99%
Focus Y          5/24/01         -13.94%   -12.49%

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGER

RAND L. ALEXANDER, CFA
Senior Vice President, Partner
Wellington Management Company, LLP

ASSOCIATE PORTFOLIO MANAGER

MAYA K. BITTAR, CFA
Vice President
Wellington Management Company, LLP

HOW DID THE FUND PERFORM?

Hartford Focus Fund Class A shares returned 4.51% for the six-month period ended April 30, 2003, before sales charge, outperforming its Lipper Large Cap-Core MF Average 3.0% and in line with the S&P 500 Index 4.48%.

WHY DID THE FUND PERFORM THIS WAY?

The six-months ended April 30, 2003, were a turning point as most major market indices posted positive returns. On a relative basis, small-caps outperformed mid-cap and large-cap stocks and value outperformed growth. Eight of the ten sectors posted positive gains for the period with Utilities, Materials and Technology leading the way. Strong stock selection was the primary contributor to out-performance. Specifically, our positions within the Financials, Materials and Consumer Discretionary sectors added to performance, while our holdings in Consumer Staples, Technology and Telecommunications detracted. Three contributors to performance included Comcast (Media), Travelers (Insurance) and Halliburton (Energy).

The Hartford Global Communications Fund
PERFORMANCE OVERVIEW 10/31/00 - 4/30/03
Growth of a $10,000 investment in Class A which includes Sales Charge (3)

[LINE CHART]

       GLOBAL               MSCI AC          S & P 500
   COMMUNICATIONS         WORLD FREE           INDEX
        FUND          TELECOMMUNICATIONS
                        SERVICES INDEX
       $9,450              $10,000           $10,000
       $8,883               $9,231            $9,586
       $6,492               $7,922            $8,794
       $5,585               $6,911            $8,553
       $4,319               $6,020            $7,513
       $4,101               $5,776            $8,041
       $3,317               $4,977            $7,686
       $2,731               $4,254            $6,534
       $3,061               $4,411            $6,378
       $3,156               $4,494            $6,191
       $3,383               $4,713            $6,664

AVERAGE ANNUAL TOTAL RETURNS (as of 4/30/03) (2)

Standardized      INCEPTION DATE   1 YEAR    SINCE INCEPTION
------------      --------------   ------    ---------------
Global Comm A     10/31/00         -3.50%    -35.17%
Global Comm B     10/31/00         -3.85%    -34.94%
Global Comm C     10/31/00         -0.86%    -34.40%
Global Comm Y     10/31/00          2.26%    -33.40%

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGEMENT TEAM

ARCHANA BASI, CFA
Vice President, Portfolio Coordinator, Global Industry Analyst
Wellington Management Company, LLP

DAVID NINCIC, CFA
Vice President, Global Industry Analyst
Wellington Management Company, LLP

HOW DID THE FUND PERFORM?

The Hartford Global Communications Fund Class A shares returned 10.49%, before sales charge, for the six-month period ended April 30, 2003. The Fund significantly outperformed the MSCI AC (All Country) World Free
Telecommunications Services Index, which returned 6.86%, and the Lipper Telecommunications Mutual Fund Average, which returned 6.4% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

During the period, telecommunications stocks had positive returns that outpaced other broad sectors, as the MSCI Telecommunications Services sector returned 6.86% versus the 3.9% return of the MSCI World Index. Relative to the MSCI AC World Free Telecommunications Services Index, the Fund's stock selection and sector allocation was additive to relative performance. Over the six-month period, we moved from an underweight to overweight position in the integrated telecommunications companies sub-sector versus the benchmark. For the Fund, the greatest contributors to absolute return were Citizens Communications and Telekom Austria, while the greatest detractors were AT&T and Nextel Partners.

The Hartford Global Financial Services Fund
PERFORMANCE OVERVIEW 10/31/00 - 4/30/03
Growth of a $10,000 investment in Class A which includes Sales Charge (3)

[LINE CHART]

 GLOBAL FINANCIAL      MSCI FINANCE EX       S & P 500
  SERVICES FUND       REAL ESTATE INDEX        INDEX
      $9,450               $10,000            $10,000
      $9,857               $10,361             $9,586
      $9,715               $9,501              $8,794
      $9,885               $9,166              $8,553
      $8,854               $8,117              $7,513
      $8,949               $8,330              $8,041
      $9,430               $8,799              $7,686
      $8,079               $7,630              $6,534
      $7,588               $7,314              $6,378
      $7,205               $6,191              $6,988
      $7,718               $7,651              $6,664

AVERAGE ANNUAL TOTAL RETURNS (as of 4/30/03) (2)

Standardized      INCEPTION DATE  1 YEAR    SINCE INCEPTION
------------      --------------  ------    ---------------
Global Fin Ser A  10/31/00        -22.65%   -9.83%
Global Fin Ser B  10/31/00        -22.81%   -9.56%
Global Fin Ser C  10/31/00        -20.45%   -8.77%
Global Fin Ser Y  10/31/00        -17.76%   -7.37%

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGEMENT TEAM

MARK T. LYNCH, CFA
Senior Vice President,
Partner, Portfolio Coordinator,
Global Industry Analyst
Wellington Management Company, LLP

THEODORE SHASTA, CFA
Senior Vice President,
Partner, Global Industry Analyst
Wellington Management Company, LLP

R. ANDREW HEISKELL
Vice President
Global Industry Analyst
Wellington Management Company, LLP

ERIC HALET
Vice President, Global Industry Analyst
Wellington Management Company, LLP

JENNIFER L. NETTESHEIM, CFA
Vice President, Global Industry Analyst
Wellington Management Company, LLP

HOW DID THE FUND PERFORM?

The Hartford Global Financial Services Fund Class A shares returned 1.71%, before sales charge, for the six-month period ended April 30, 2003. The Fund underperformed its benchmark, the MSCI Finance ex Real Estate Index, which returned 4.61%, and the Lipper Financial Services Mutual Fund Average, which returned 4.9% over the period.

WHY DID THE FUND PERFORM THIS WAY?

During the period, financial stocks had positive returns that were stronger than other broad sectors, as the MSCI Financials sector returned 4.4% versus the 3.9% return of the MSCI World Index. Relative to the MSCI Finance ex Real Estate Index, the Fund's stock selection and sector allocation decisions both detracted from relative performance. In particular, negative stock selection among insurance holdings was a primary driver of underperformance. For the Fund, the greatest contributors to absolute return were European commercial banks Royal Bank of Scotland and Unicredito, while the greatest detractors were Investment Technology Group and Mitsubishi Tokyo Financial Group.

The Hartford Global Health Fund
PERFORMANCE OVERVIEW 5/1/00 - 4/30/03
Growth of a $10,000 investment in Class A which includes Sales Charge (3)

[LINE CHART]

    GLOBAL            S & P 500        GOLDMAN SACHS
    HEALTH              INDEX           HEALTH CARE
     FUND                                  INDEX
     $9,450            $10,000            $10,000
    $11,503             $9,879            $11,007
    $13,112             $9,897            $12,194
    $13,168             $9,487            $11,631
    $12,980             $8,704            $11,004
    $13,599             $8,465            $11,263
    $13,264             $7,435            $10,905
    $13,765             $7,958            $10,969
    $13,705             $7,607            $10,360
    $11,756             $6,467             $8,991
    $11,485             $6,313             $8,969
    $11,499             $6,126             $8,906
    $12,211             $6,595             $9,434

AVERAGE ANNUAL TOTAL RETURNS (as of 4/30/03) (2)

Standardized      INCEPTION DATE   1 YEAR    SINCE INCEPTION
------------      --------------   ------    ---------------
Global Health A   5/1/00           -15.80%   6.89%
Global Health B   5/1/00           -15.93%   7.22%
Global Health C   5/1/00           -13.50%   7.74%
Global Health Y   5/1/00           -10.49%   9.58%

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGEMENT TEAM

JOSEPH H. SCHWARTZ, CFA
Senior Vice President, Partner, Portfolio Coordinator,
Global Industry Analyst
Wellington Management Company, LLP

JEAN M. HYNES, CFA
Senior Vice President, Partner, Global Industry Analyst
Wellington Management Company, LLP

ANN C. GALLO
Senior Vice President, Partner
Wellington Management Company, LLP

KIRK J. MAYER, CFA
Vice President, Global Industry Analyst
Wellington Management Company, LLP

HOW DID THE FUND PERFORM?

The Hartford Global Health Fund Class A shares returned 6.32%, before sales charge, for the six-month period ended April 30, 2003. The Fund outperformed both the Goldman Sachs Health Care Index, which returned 5.18%, and the Lipper Health and Biotechnology Mutual Fund Average, which returned 5.0% over the period.

WHY DID THE FUND PERFORM THIS WAY?

During the period, health care stocks had positive returns but were weaker than other broad sectors as the MSCI Health Care sector returned 3.3% versus the 3.9% return of the MSCI World Index. Relative to the Goldman Sachs Health Care Index, the Fund's stock selection and sector allocation decisions were both additive to relative performance. In particular, good stock selection among our health care equipment and services holdings was a primary driver of outperformance. For the Fund, the greatest contributors to absolute return were Genzyme (biotechnology) and Wyeth (pharmaceuticals). The greatest detractors were Healthsouth (health care provider), which was held for an interim time during the period, and Schering-Plough (pharmaceuticals).

The Hartford Global Leaders Fund
PERFORMANCE OVERVIEW 9/30/98 - 4/30/03
Growth of a $10,000 investment in Class A which includes Sales Charge (3)

[LINE CHART]

    GLOBAL               MSCI
    LEADERS             WORLD
     FUND               INDEX
     $9,450            $10,000
    $10,697            $10,902
    $12,932            $12,375
    $13,478            $13,037
    $14,072            $13,102
    $14,697            $13,619
    $17,481            $14,264
    $18,472            $14,640
    $18,135            $14,333
    $17,287            $13,783
    $16,870            $13,414
    $15,370            $12,290
    $14,395            $11,604
    $12,781            $10,271
    $13,487            $10,619
    $13,347            $10,627
    $11,674             $9,165
    $11,167             $8,781
    $11,595             $9,122

AVERAGE ANNUAL TOTAL RETURNS (as of 4/30/03) (2)

Standardized      INCEPTION DATE   1 YEAR    SINCE INCEPTION
------------      --------------   ------    ---------------
Global Leaders A  9/30/98          -17.91%   3.29%
Global Leaders B  9/30/98          -18.09%   3.44%
Global Leaders C  9/30/98          -15.49%   3.64%
Global Leaders Y  9/30/98          -12.47%   5.13%

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGER

ANDREW S. OFFIT
Senior Vice President, Partner
Wellington Management Company, LLP

HOW DID THE FUND PERFORM?

The Hartford Global Leaders Fund Class A shares returned 3.84%, before sales charge, for the six-month period ended April 30, 2003. The Fund slightly underperformed the MSCI World Index, which returned 3.88%, and outperformed the Lipper Global Average, which returned 1.8%.

WHY DID THE FUND PERFORM THIS WAY?

Generally international stocks underperformed US stocks, as the MSCI World Index underperformed the S&P 500 Index return of 4.48% for the six-month period. Relative to its MSCI World Index benchmark, the Fund benefited from an overweight position in France, combined with excellent stock selection in that country. Stock selection was also good in Technology, but this was offset by poor stock performance in Industrials. Overall, sector allocation detracted modestly from relative returns, while stock selection, the main focus of the fund's process, was additive. The three largest contributors to absolute Fund returns were Nortel Networks (Technology), Alcatel (Technology), and eBay (Consumer Discretionary). The three greatest detractors from absolute returns were Nikko Cordial (Financials), Lukoil (Energy), and Tandberg (Technology).

THE HARTFORD GLOBAL TECHNOLOGY FUND

PERFORMANCE OVERVIEW 5/1/00 - 4/30/03

Growth of a $10,000 investment in Class A which includes Sales Charge (3)

                                  [LINE GRAPH]

    GLOBAL          GOLDMAN SACHS
  TECHNOLOGY          TECHNOLOGY         S & P 500
     FUND          COMPOSITE INDEX         INDEX
  ----------       ---------------       ---------
    $9,450             $10,000             $10,000
    $9,180             $ 9,400             $ 9,879
    $8,102             $ 8,230             $ 9,897
    $6,868             $ 6,754             $ 9,487
    $5,479             $ 5,006             $ 8,704
    $4,954             $ 4,476             $ 8,465
    $3,762             $ 3,605             $ 7,435
    $4,541             $ 4,140             $ 7,958
    $3,763             $ 3,372             $ 7,607
    $2,862             $ 2,496             $ 6,467
    $2,796             $ 2,466             $ 6,313
    $2,871             $ 2,448             $ 6,127
    $3,162             $ 2,714             $ 6,595


AVERAGE ANNUAL TOTAL RETURNS (as of 4/30/03) (2)

Standardized     INCEPTION DATE     1 YEAR      SINCE INCEPTION
------------     --------------     ------      ---------------
Global Tech A            5/1/00     -20.52%             -31.87%
Global Tech B            5/1/00     -20.87%             -31.82%
Global Tech C            5/1/00     -18.54%             -31.35%
Global Tech Y            5/1/00     -15.80%             -30.30%

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGEMENT TEAM

SCOTT E. SIMPSON
Senior Vice President, Partner, Portfolio
Coordinator, Global Industry Analyst
Wellington Management Company, LLP

ERIC STROMQUIST
Senior Vice President, Partner,
Global Industry Analyst
Wellington Management Company, LLP

ANITA M. KILLIAN, CFA
Vice President, Global Industry Analyst
Wellington Management Company, LLP

JOHN F. AVERILL, CFA
Senior Vice President, Partner,
Global Industry Analyst
Wellington Management Company, LLP

BRUCE L. GLAZER
Vice President, Global Industry Analyst
Wellington Management Company, LLP


HOW DID THE FUND PERFORM?

The Hartford Global Technology Fund Class A shares returned 13.09%, before sales charge, for the six-month period ended April 30, 2003. The Fund outperformed both the Goldman Sachs Technology Composite Index, which returned 10.06%, and the Lipper Science and Technology Mutual Fund Average, which returned 10.4% over the period.

WHY DID THE FUND PERFORM THIS WAY?

During the period, technology stocks had positive returns that were significantly stronger than other broad sectors, as the MSCI Information Technology sector returned 7.4% versus the 3.9% return of the MSCI World Index. Relative to the Goldman Sachs Technology Composite Index, the Fund's stock selection was additive to relative performance. In particular, good stock selection among our technology hardware and equipment holdings was a primary driver of outperformance. For the Fund, the greatest contributors to absolute return were Cisco Systems (Technology Hardware) and Maxtor (Hardware), while the greatest detractors were AOL Time Warner (Media) and Microsoft (Software).

THE HARTFORD GROWTH AND INCOME FUND
(On August 1, 2003 the Fund's name will change to The Hartford Disciplined Equity Fund)

PERFORMANCE OVERVIEW 4/30/98 - 4/30/03
Growth of a $10,000 investment in Class A which includes Sales Charge (3)

                                     [LINE GRAPH]

  GROWTH AND           S&P 500
  INCOME FUND           INDEX
  -----------           -----
    $ 9,450             $10,000
    $ 9,591             $10,119
    $ 9,625             $ 9,959
    $11,197             $11,638
    $11,652             $12,181
    $11,889             $12,162
    $11,861             $12,515
    $12,359             $12,841
    $13,104             $13,414
    $13,143             $13,252
    $13,124             $13,276
    $12,855             $12,727
    $12,073             $11,676
    $11,663             $11,356
    $10,380             $ 9,974
    $10,952             $10,676
    $10,251             $10,205
    $ 8,657             $ 8,675
    $ 8,447             $ 8,468
    $ 8,659             $ 8,848

AVERAGE ANNUAL TOTAL RETURNS (as of 4/30/03) (1, 2)

Standardized        INCEPTION DATE      1 YEAR     5 YEAR    SINCE INCEPTION
------------        --------------      ------     ------    ---------------
Growth & Inc A          4/30/98         -20.22%    -2.84%        -2.84%
Growth & Inc B          4/30/98         -20.37%    -2.81%        -2.81%
Growth & Inc C          4/30/98         -18.00%    -2.62%        -2.62%
Growth & Inc Y          4/30/98         -15.13%    -1.24%        -1.24%

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.


PORTFOLIO MANAGER
JAMES A. RULLO, CFA
Senior Vice President, Partner
Wellington Management Company, LLP


HOW DID THE FUND PERFORM?

The Hartford Growth and Income Fund Class A shares returned 2.49%, before sales charge, for the six-month period ended April 30, 2002, underperforming its benchmark and peer group. The S&P 500 Index returned 4.48% and the Lipper Large-Cap Core Mutual Fund Average returned 3.0% during the period.

WHY DID THE FUND PERFORM THIS WAY?

The Fund's underperformance for the six-month period ended April 30, 2003 was largely due to poor security selection as sector allocation in aggregate had a positive impact on relative returns. Stock picking was weakest among Consumer Staples and Information Technology names and strongest within the Energy sector. The top three contributors to absolute performance were Cisco Systems (Information Technology), Capital One (Financials), and Genzyme Corp. (Health
Care). The top three detractors for the period were AIG (Financials), Pepsi Bottling Group (Consumer Staples), and Schering-Plough (Health Care).

THE HARTFORD GROWTH FUND

PERFORMANCE OVERVIEW 10/31/92 - 4/30/03
Growth of a $10,000 investment in Class A which includes Sales Charge (4, 6)

                                    [LINE GRAPH]


         GROWTH             RUSSELL 1000
          FUND              GROWTH INDEX
          ----              ------------
        $ 9,445                $10,000
        $10,230                $10,730
        $10,991                $11,311
        $12,781                $14,619
        $14,716                $17,840
        $18,442                $23,274
        $20,734                $29,007
        $26,715                $38,942
        $31,992                $42,574
        $23,864                $25,570
        $19,962                $20,554
        $21,485                $19,573


AVERAGE ANNUAL TOTAL RETURNS (as of 4/30/03) (4,5)

                 INCEPTION                                      SINCE
Standardized       DATE         1 YEAR     5 YEAR    10 YEAR   INCEPTION
------------       ----         ------     ------    -------   ---------
Growth A         6/8/49        -14.34%    -1.13%     8.06%      10.87%
Growth B         11/14/94      -14.44%    -0.90%     N/A         7.51%
Growth C         11/14/94      -11.77%    -1.12%     N/A         7.38%
Growth H         11/14/94      -13.46%    -0.89%     N/A         7.53%
Growth L         6/8/49        -13.44%    -0.93%     8.18%      10.91%
Growth M         11/14/94      -13.40%    -0.88%     N/A         7.52%
Growth N         11/14/94      -10.69%    -0.69%     N/A         7.52%
Growth Y         2/19/02        -8.90%      N/A      N/A       -12.00%

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGER
ANDREW J. SHILLING, CFA
Senior Vice President, Partner
Wellington Management Company, LLP


HOW DID THE FUND PERFORM?

The Hartford Growth Fund Class A shares returned 6.89%, before sales charge, for the six-months ended April 30, 2003, outperforming both the Russell 1000 Growth Index 4.27%, and the Lipper Large Cap Growth Mutual Fund Average 2.8%.

WHY DID THE FUND PERFORM THIS WAY?

The Fund's out-performance during the period was primarily due to stock selection, which added value in Financials, Health Care and Consumer Discretionary, but detracted in Technology and Industrials. With respect to sector allocation, the Fund's underweight position in Consumer Staples added to performance. During the period, we reduced the portfolio's exposure to the Consumer Staples sector through the sale of CVS. We continue to see opportunities in the Consumer Discretionary sector and added to our existing holdings and also initiated a position in USA Interactive. These additions were partially funded by sales of both Liberty Media and Lowe's Companies. We also increased our weighting slightly in Financials through the addition of ACE Limited, partially funded by eliminating our position in Merrill Lynch.

THE HARTFORD GROWTH OPPORTUNITIES FUND

PERFORMANCE OVERVIEW 10/31/92 - 4/30/03
Growth of a $10,000 investment in Class A which includes Sales Charge (4,6)

                                    [LINE GRAPH]

             GROWTH
         OPPORTUNITIES          RUSSELL 3000
              FUND              GROWTH INDEX
              ----              ------------
            $ 9,450                $10,000
            $11,374                $10,874
            $10,542                $11,399
            $13,244                $14,629
            $15,145                $17,721
            $17,680                $22,974
            $17,728                $27,662
            $23,662                $37,040
            $36,582                $40,671
            $21,893                $24,670
            $17,631                $19,801
            $18,930                $20,534

AVERAGE ANNUAL TOTAL RETURNS (as of 4/30/03) (4,5)

                  INCEPTION                                        SINCE
Standardized        DATE       1 YEAR      5 YEAR     10 YEAR    INCEPTION
------------        ----       ------      ------     -------    ---------
Growth Opp A      3/31/63      -20.68%     -1.36%      6.59%       12.20%
Growth Opp B      11/14/94     -20.80%     -1.12%      N/A          6.92%
Growth Opp C      11/14/94     -18.46%     -1.36%      N/A          6.79%
Growth Opp H      11/14/94     -19.79%     -1.08%      N/A          6.95%
Growth Opp L      3/31/63      -19.84%     -1.13%      6.71%       12.22%
Growth Opp M      11/14/94     -19.80%     -1.08%      N/A          6.94%
Growth Opp N      11/14/94     -17.30%     -0.91%      N/A          6.94%
Growth Opp Y      2/19/02      -15.72%      N/A        N/A        -13.78%
Growth Opp Z      3/1/96       -15.40%      0.20%      N/A          5.53%

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.


PORTFOLIO MANAGER
MICHAEL T. CARMEN, CFA
Senior Vice President, Partner
Wellington Management Company, LLP


HOW DID THE FUND PERFORM?

The Hartford Growth Opportunities Fund Class A shares returned 10.45%, before sales charge, for the six-month period ended April 30, 2003. The Fund's return exceeded the 4.48% return of the Russell 3000 Growth Index and the 4.4% return of the Lipper Multi-Cap Growth MF Average for the same period.

WHY DID THE FUND PERFORM THIS WAY?

During the period, the Russell 3000 Value Index modestly outpaced the Russell 3000 Growth Index as large caps trailed smaller cap stocks. The majority of Fund's outperformance was generated by accurate security selection, as sector allocation made a mild positive contribution to the Fund's return relative to the Index. Stock picking was strongest among Health Care, Financials, and Consumer Discretionary names. Information Technology was the only sector in which stock selection was a material detractor from relative return. The top three contributors to the portfolio's absolute performance were St. Jude Medical (Health Care), Career Education Corp. (Industrials) and Cendant Corporation (Industrials), while the top three detractors for the period were NDC Health Corp. (Health Care), Cephalon (Health Care), and Nokia (Information Technology).

THE HARTFORD HIGH YIELD FUND

PERFORMANCE OVERVIEW 9/30/98 - 4/30/03
Growth of a $10,000 investment in Class A which includes Sales Charge (3)

                                    [LINE GRAPH]

                            LEHMAN BROTHERS
       HIGH YIELD           CORPORATE HIGH
          FUND                YIELD INDEX
          ----                -----------
        $ 9,450                $10,000
        $ 9,529                $ 9,795
        $10,017                $10,364
        $10,326                $10,603
        $10,103                $10,408
        $10,040                $10,222
        $10,120                $10,413
        $10,049                $10,230
        $10,280                $10,410
        $10,175                $10,057
        $10,957                $10,583
        $10,624                $10,341
        $10,497                $10,382
        $10,358                $10,040
        $10,464                $10,437
        $10,314                $10,703
        $ 9,193                $ 9,432
        $ 9,097                $ 9,490
        $10,921                $11,648

AVERAGE ANNUAL TOTAL RETURNS (as of 4/30/03) (2)

Standardized     INCEPTION DATE    1 YEAR   SINCE INCEPTION
------------     --------------    ------   ---------------
High Yield A         9/30/98        1.12%         1.95%
High Yield B         9/30/98        0.38%         1.94%
High Yield C         9/30/98        3.13%         2.06%
High Yield Y         9/30/98        8.20%         3.38%


PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGERS
DAVID HILLMEYER, CFA
Vice President
Hartford Investment Management Company

CHRISTINE MOZONSKI, CFA
Vice President
Hartford Investment Management Company


HOW DID THE FUND PERFORM?

The Hartford High Yield Fund Class A shares placed in the 2nd quartile of its Lipper peer group for the six months ended April 30, 2003, producing a total return of 20.05%, before sales charge, versus a return of 22.75% for the Lehman Brothers Corporate High Yield Index and a 18.41% average return for the Lipper High Current Yield Funds Universe.

WHY DID THE FUND PERFORM THIS WAY?

The high yield sector posted tremendous returns over the last six months as we experienced improvement in fundamentals and demand and prices responded favorably to corporate de-leveraging. CCC-rated issuers significantly outperformed BB-rated securities as investors continued to reach for yield. The utility and technology sectors led returns, while the consumer-related sectors, such as gaming, lodging and automotive, underperformed the broader market as war-related uncertainty had caused many issuers to revise earnings guidance lower.

The Fund benefited from exposure to the technology and wireline sectors as they were major providers of return, supplemented by the underweight position in the gaming and textile sectors. Security selection in Lucent, Nortel Networks and Mission Energy also helped drive fund performance. Our underweight to the electric utilities and pipeline sectors however, caused a drag on fund performance.

While the market continues to struggle with questionable accounting practices, excess capacity and limited pricing power, we see strong fundamentals as firms continue to focus on balance sheet repair, resulting in improved credit metrics and greater stability in ratings. Therefore, our theme remains to hold greater allocations to credits that exhibit those improved characteristics, such as the telecommunications sector, as we believe that the financial repair taking place within the credit markets will reward investors.

THE HARTFORD INCOME FUND

PERFORMANCE OVERVIEW 10/31/02 - 4/30/03
Growth of a $10,000 investment in Class A which includes Sales Charge (3)

                                    [LINE GRAPH]

                           LEHMAN BROTHERS
         INCOME           U.S. AGGREGATE
          FUND               BOND INDEX
         ------           ----------------
        $ 9,550                $10,000
        $ 9,662                $ 9,997
        $ 9,819                $10,204
        $ 9,883                $10,213
        $10,044                $10,354
        $10,098                $10,346
        $10,313                $10,432

CUMULATIVE TOTAL RETURNS (as of 4/30/03)(2)

Standardized       INCEPTION DATE            SINCE INCEPTION
------------       --------------            ---------------
Income A             10/31/02                     3.15%

Income B             10/31/02                     2.62%

Income C             10/31/02                     6.56%

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

CHRISTINE MOZONSKI, CFA
Vice President
Hartford Investment Management Company

WILLIAM DAVISON, CFA
Managing Director
Hartford Investment Management Company


HOW DID THE FUND PERFORM?

The Hartford Income Fund Class A shares placed in the 2nd quartile of its Lipper peer group for the six months ended April 30, 2003, producing a total return of 8.00%, before sales charge, versus a return of 4.32% for the Lehman Brothers U.S. Aggregate Bond Index and the 8.10% average return of the Lipper BBB-Rated Corporate Debt Funds Universe.

WHY DID THE FUND PERFORM THIS WAY?

Market sentiment for most of the year was that the war in Iraq was the significant constraint on the economy and that growth would accelerate once fighting concluded. The war was indeed a constraining force on economic activity through higher oil prices and as a negative factor on consumer sentiment. The credit markets continue to have an extremely positive tone in the face of weak economic data and the backdrop of war. The market has been further encouraged by recent events surrounding several issuers that have solved their liquidity problems. Non-credit sectors also continue to provide yield opportunities for the Fund. In addition, we are selectively adding to our asset-backed and commercial mortgage-backed exposures as opportunities arise.

The Fund's overweight to high yield bonds contributed positively to performance. Corporate credit prices continued to improve during the month as the market started to expect an economic recovery. We continue to believe that the balance sheet repair taking place in the credit markets will benefit bond prices of such issuers. Additionally, operating leverage as a result of strong cost cutting will meaningfully help profitability in an economic recovery.

The Fund benefited from an overweight to the industrial sector and security selection in Treasury Inflation Protected Securities as they were major providers of income. Income from inflation accruals were strong for the first few months of the year as we entered the "seasonal" period of higher inflation accruals.

THE HARTFORD INFLATION PLUS FUND

PERFORMANCE OVERVIEW 10/31/02 - 4/30/03
Growth of a $10,000 investment in Class A which includes Sales Charge (3)

                                     [LINE GRAPH]

        INFLATION           LEHMAN BROTHERS
        PLUS FUND           U.S. TIPS INDEX
        ---------           ---------------
         $ 9,550                $10,000
         $ 9,527                $ 9,993
         $ 9,841                $10,329
         $ 9,889                $10,406
         $10,244                $10,796
         $10,082                $10,622
         $10,036                $10,594

CUMULATIVE TOTAL RETURNS (as of 4/30/03)(2)

Standardized       INCEPTION DATE            SINCE INCEPTION
------------       --------------            ---------------
Inflation A           10/31/02                     0.38%

Inflation B           10/31/02                    -0.23%

Inflation C           10/31/02                     1.62%

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGERS
JIM CONNOLLY, CFA
Vice President
Hartford Investment Management Company

WILLIAM DAVISON, CFA
Managing Director
Hartford Investment Management Company


HOW DID THE FUND PERFORM?

The Hartford Inflation Plus Fund Class A shares placed in the 3rd quartile of its Lipper peer group for the six months ended April 30, 2003, producing a total return of 5.10%, before sales charge, versus a return of 5.94% for the Lehman Brothers U.S. TIPS Index and the 4.76% return of the Lipper Intermediate US Treasury Funds Universe.

WHY DID THE FUND PERFORM THIS WAY?

Markets moved emotionally in tandem with US progress in Iraq rather than on fundamental economic data for the majority of this year. Treasuries rallied in the first couple of months this year but as the war in Iraq came to an end, TIPS experienced negative returns in March and April as investors sold off, reversing the flight to quality. The net effect is that the economy is seeing relatively low real yields of about 0.90% - 2.70%.

With real yields at such low levels, further price performance from a drop in real yields could be limited. Income from inflation accruals was strong for the first few months of the year as we entered the "seasonal" period of higher inflation accruals. We took advantage of this by focusing on securities that offered both the best risk/reward tradeoff on a relative value basis and those which provided the best benefit from higher expected accruals.

As the Fund continued its strong growth in assets up to $199 million as of 4/30/03, we were able to allocate across the entire US Treasury Inflation Protected Securities market making modest tactical changes vis-a-vis these allocations to take advantage of market opportunities. Throughout this year, the portfolio was underweight the short maturing TIPS, overweight the intermediate maturities and underweight the long end of the curve.

The Fund is currently 97% invested in US Treasury Inflation Protected Securities with the remainder of the portfolio allocated to floating rate securities and cash. We started adding floating rate securities a couple of months into the Fund's inception because we saw value in its diversification benefits as well as its similar resetting behavior to TIPS. While this allocation benefited the Fund in April as they provided a positive return, overall, our underweight to TIPS versus the index hurt the Fund over the past six months as floating rate securities underperformed TIPS.

THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND

PERFORMANCE OVERVIEW 4/30/01 - 4/30/03
Growth of a $10,000 investment in Class A which includes Sales Charge(3)

                                  [LINE GRAPH]

     INTERNATIONAL               MSCI
      CAP APP FUND               EAFE
      ------------               ----
         $9,450                $10,000
         $8,297                $ 9,096
         $7,201                $ 8,175
         $7,703                $ 8,076
         $8,081                $ 8,639
         $7,004                $ 7,582
         $6,551                $ 7,120
         $6,577                $ 6,894
         $6,993                $ 7,265

AVERAGE ANNUAL TOTAL RETURNS (as of 4/30/03)(2)

Standardized      INCEPTION DATE    1 YEAR    SINCE INCEPTION
------------      --------------    ------    ---------------
Int'l Cap App A       4/30/01       -18.26%       -16.38%
Int'l Cap App B       4/30/01       -18.32%       -16.29%
Int'l Cap App C       4/30/01       -15.98%       -14.98%
Int'l Cap App Y       4/30/01       -13.04%       -13.57%

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGER

ANDREW S. OFFIT
Senior Vice President, Partner
Wellington Management Company, LLP


HOW DID THE FUND PERFORM?

The Hartford International Capital Appreciation Fund Class A shares returned 6.74%, before sales charge, for the six-month period ended April 30, 2003. During this period the Fund outperformed both the MSCI EAFE Index, which returned 2.04%, and the 0.9% average return of its Lipper International Average peer group.

WHY DID THE FUND PERFORM THIS WAY?

Generally international stocks underperformed US stocks, as the MSCI EAFE Index underperformed the S&P 500 Index return of 4.48% for the six-month period. Relative to its MSCI EAFE benchmark, the Fund benefited from an overweight position in France, combined with good stock selection in that country. Returns were also aided by excellent stock selection in Technology, Telecommunications, and Consumer Staples, which was somewhat offset by poor stock performance in the Industrials sector. Overall, stock selection, which is the main focus of the fund's process, was very additive to returns, while sector allocation decisions were modestly negative. The three largest contributors to absolute returns were all from the Technology sector: Nortel Networks, Alcatel, and Yahoo Japan. The three largest detractors were Tandberg, Nikko Cordial (Financials), and Fast Retailing (Consumer Discretionary).

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

PERFORMANCE OVERVIEW 7/22/96 - 4/30/03
Growth of a $10,000 investment in Class A which includes Sales Charge(3)

                                    [LINE GRAPH]

                                      MSCI AC
            INTERNATIONAL            WORLD FREE
            OPPORTUNITIES           EX US INDEX
            -------------           -----------
              $ 9,450                 $10,000
              $ 9,686                 $ 9,878
              $10,114                 $10,045
              $10,115                 $10,293
              $11,487                 $11,737
              $10,483                 $10,747
              $10,451                 $11,433
              $11,864                 $12,950
              $12,059                 $13,439
              $10,675                 $12,616
              $11,936                 $13,829
              $12,745                 $14,676
              $13,103                 $15,061
              $13,630                 $15,960
              $15,273                 $17,143
              $15,378                 $17,190
              $14,873                 $16,666
              $13,687                 $15,618
              $13,708                 $15,508
              $12,617                 $14,441
              $11,517                 $13,120
              $10,283                 $11,625
              $10,548                 $11,332
              $11,021                 $12,243
              $ 9,512                 $10,805
              $ 8,851                 $ 9,949
              $ 9,180                 $ 8,718


AVERAGE ANNUAL TOTAL RETURNS (as of 4/30/03)(1, 2)

               INCEPTION
Standardized     DATE        1 YEAR    5 YEAR    SINCE INCEPTION
------------     ----        ------    ------    ---------------
Int'l Opp A    7/22/96      -25.24%    -7.04%        -2.00%
Int'l Opp B    7/22/96      -25.28%    -6.97%        -1.87%
Int'l Opp C    7/22/96      -23.25%    -6.88%        -2.05%
Int'l Opp Y    7/22/96      -20.59%    -5.57%        -0.75%

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGER
TROND SKRAMSTAD
Senior Vice President, Partner, Director of Global Equity Strategies Wellington Management Company, LLP

HOW DID THE FUND PERFORM?

The Hartford International Opportunities Fund Class A shares returned -1.49%, before sales charge, for the six-month period ended April 30, 2003. The Fund's return trailed both the 3.08% return for the MSCI All-Country World Free ex US Index, and the Lipper International Average of 0.93%.

WHY DID THE FUND PERFORM THIS WAY?

During the period, many global equity markets posted positive returns. Europe as measured by the MSCI Europe Index was up 4.4% (USD) and the MSCI Emerging Markets Free Index rose 5.9% (USD). Japan continued to struggle with the MSCI Japan Index returning -7.2% (USD) for the period.

Relative to its benchmark, overall stock selection on the country level detracted from performance driven largely by weakness in Continental Europe and Japan. This weakness was slightly mitigated by our stock selection in the United Kingdom. Our underweights in the United Kingdom and Japan contributed positively to performance. Relative to its benchmark, stock selection and allocation on the sector level detracted from Fund performance. Stock selection was strongest in Consumer Staples, Consumer Discretionary, and Financials. Stock selection was weakest among Utilities, Industrials, and Materials. The three biggest contributors to performance were the United Kingdom's Vodafone Group (Telecommunication Services), AstraZeneca (Health Care), and Royal Bank of Scotland (Financials). The three biggest detractors from performance were Korea's SK Telecom (Telecommunication Services), United Kingdom's BAE Systems (Industrials), and Sweden's Ericsson (Information Technology).

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

PERFORMANCE OVERVIEW 4/30/01 - 4/30/03
Growth of a $10,000 investment in Class A which includes Sales Charge (3)

                                    [LINE GRAPH]

     CITIGROUP BROAD
        MARKET               INTERNATIONAL
 EURO-PACIFIC<$2b INDEX      SMALL CO FUND
      ------------             --------
         $9,450                $10,000
         $9,044                $ 9,365
         $8,335                $ 8,554
         $8,580                $ 8,585
         $9,346                $ 9,565
         $8,920                $ 9,000
         $7,909                $ 8,117
         $8,223                $ 8,142
         $8,834                $ 9,098

AVERAGE ANNUAL TOTAL RETURNS (as of 4/30/03)(2)

                    INCEPTION
Standardized           DATE         1 YEAR    SINCE INCEPTION
------------           ----         ------    ---------------
Int'l Small Co A    4/30/01         -8.05%         -4.61%
Int'l Small Co B    4/30/01         -7.80%         -4.20%
Int'l Small Co C    4/30/01         -5.23%         -3.02%
Int'l Small Co Y    4/30/01         -2.08%         -1.39%


PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGER

EDWARD L. MAKIN
Vice President
Wellington Management Company, LLP

HOW DID THE FUND PERFORM?

The Hartford International Small Company Fund Class A shares returned 15.02%, before sales charge, for the six-month period ended April 30, 2003. The Fund's return exceeded the 8.82% return for the Citigroup Broad Market Euro-Pacific <$2 billion Index, and outperformed the Lipper International Small-Cap Average of 6.08%.

WHY DID THE FUND PERFORM THIS WAY?

The world has been fixated on the US-led war against Saddam Hussein in Iraq since it started in mid-March. In anticipation of the war, many companies held back on their capital expenditure plans, while consumers have been impacted by a mixture of high leverage, depressed economic conditions, very bad weather in the Northern Hemisphere, employment uncertainty and political tensions worldwide. As a result, consumer spending has been depressed and will hurt Q1 and Q2 results for many companies.

Relative to its benchmark, the Fund's most successful contributions to performance came from stock selection in Information Technology, Consumer Discretionary, and Consumer Staples. During the period, strong stock selection accounted for nearly all of the Fund's positive return over the benchmark. Certain names across a variety of industries generated positive returns including France's Clarins (Consumer Staples), Spain's TPI (Consumer Discretionary), and Sweden's Eniro (Consumer Discretionary). Fund results were somewhat inhibited by disappointing results from select names including, Japan's BML (Health Care), NIC (Health Care), and Tsuruha (Consumer Staples).

THE HARTFORD MIDCAP FUND*

PERFORMANCE OVERVIEW 12/31/97 - 4/30/03
Growth of a $10,000 investment in Class A which includes Sales Charge (3)

                                  [LINE GRAPH]


                               S & P
         MIDCAP                MIDCAP
          FUND                400 INDEX
          ----                ---------
        $ 9,450                $10,000
        $ 9,138                $ 9,883
        $10,669                $11,389
        $10,669                $10,520
        $ 9,867                $10,198
        $11,909                $11,533
        $13,280                $12,120
        $13,955                $12,552
        $14,239                $12,349
        $17,412                $13,379
        $20,082                $14,975
        $21,103                $15,240
        $22,780                $16,256
        $22,107                $16,539
        $20,871                $16,026
        $20,680                $16,090
        $18,464                $14,230
        $20,403                $15,996
        $21,383                $17,080
        $18,041                $14,054
        $17,275                $13,550
        $18,813                $14,089

AVERAGE ANNUAL TOTAL RETURNS (as of 4/30/03)(1, 2)

Standardized     INCEPTION DATE        1 YEAR     SINCE INCEPTION
------------     --------------        ------     ---------------
MidCap A           12/31/97           -16.89%     12.59%
MidCap B           12/31/97           -17.04%     12.87%
MidCap C           12/31/97           -14.48%     12.81%
MidCap Y           12/31/97           -11.58%     14.32%

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

*The Hartford Midcap Fund will be closed to new investors as of the end of the day July 31,2003. Investors who already own shares of the Fund, and those with access to the Fund through wrap programs in connection with certain investment platforms, may purchase additional shares thereafter.

PORTFOLIO MANAGER
PHILLIP H. PERELMUTER, CFA
Senior Vice President, Partner
Wellington Management Company, LLP

HOW DID THE FUND PERFORM?

The Hartford MidCap Fund Class A shares returned 8.90%, before sales charge, for the six-month period ended April 30, 2003, outperforming both the S&P MidCap 400 Index of 3.98% and Lipper Mid-Cap Core Mutual Fund Average 4.90%.

WHY DID THE FUND PERFORM THIS WAY?

During the last six months, the equity markets have started to turn with most major indices posting positive returns. During the period, mid-cap stocks under-performed both small-cap stocks, as measured by the Russell 2000 Index, and large cap stocks, as measured by the S&P500 Index. The Fund's Index out-performance versus its benchmark can be traced largely to positive stock selection across most industries - Telecommunications, Health Care and Technology as the largest contributors. The Fund's underweight position in Financials helped performance while the Fund's overweight position in Materials detracted. Three contributors during this period were American Tower (Telecommunications), Countrywide Financials (Bank) and Millennium Pharmaceuticals (Biotechnology).

THE HARTFORD MIDCAP VALUE FUND

PERFORMANCE OVERVIEW 4/30/01 - 4/30/03

Growth of a $10,000 investment in Class A which includes Sales Charge(3)

                                  [LINE GRAPH]

                                       Russell
                        Midcap          2500
                        Value           Value
                         Fund           Index
                       $ 9,450         $10,000
                       $ 9,375         $10,336
                       $ 8,015         $ 9,305
                       $ 9,422         $10,689
                       $10,123         $11,689
                       $ 8,431         $ 9,808
                       $ 7,883         $ 9,184
                       $ 7,940         $ 9,258
                       $ 8,431         $ 9,914


AVERAGE ANNUAL TOTAL RETURNS (as of 4/30/03)(2)

Standardized           INCEPTION DATE        1 YEAR       SINCE INCEPTION
------------           --------------        ------       ---------------
MidCap Value A            4/30/01           -21.27%           -8.18%
MidCap Value B            4/30/01           -21.43%           -8.09%
MidCap Value C            4/30/01           -19.12%           -6.66%
MidCap Value Y            4/30/01           -16.36%           -5.13%

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGER

JAMES N. MORDY
Senior Vice President, Partner
Wellington Management Company, LLP

HOW DID THE FUND PERFORM?

The Hartford MidCap Value Fund Class A shares returned 6.95%, before sales charge, for the six-month period ended April 30, 2003. The Fund's return trailed the 7.95% return for the Russell 2500 Value Index, but outperformed the Lipper MidCap Value MF Average of 6.6%.

WHY DID THE FUND PERFORM THIS WAY?

During the period, mid-cap stocks outperformed all other broad US market indices, for instance the Fund's Russell 2500 Value Index returned 6.95% while the S&P 500 Index returned 4.48%. The Fund underperformed the market benchmark primarily due to stock selection in Financials and Technology, however, strong stock selection in Consumer Discretionary helped offset benchmark-relative weakness. The Fund's top three contributors to absolute returns were Devon Energy (Energy), Rent-A-Center (Consumer Discretionary) and Harman International (Consumer Discretionary). The three greatest detractors from absolute returns were Ocean Energy (Energy), Reader's Digest (Consumer Discretionary) and Black & Decker (Consumer Discretionary).

THE HARTFORD SHORT DURATION FUND

PERFORMANCE OVERVIEW 10/31/02 - 4/30/03
Growth of a $10,000 investment in Class A which includes Sales Charge(3)

                                  [LINE GRAPH]

                                   Lehman
            Short               Brothers U.S.
          Duration           Government/Credit
            Fund               1-5 Year Index
           $ 9,700                $10,000
           $ 9,526                $ 9,987
           $ 9,677                $10,145
           $ 9,690                $10,151
           $ 9,791                $10,244
           $ 9,809                $10,263
           $10,023                $10,312

CUMULATIVE TOTAL RETURNS (as of 4/30/03)(2)

Standardized          INCEPTION DATE           SINCE INCEPTION
------------          --------------           ---------------
Short Duration A        10/31/02                 0.22%

Short Duration B        10/31/02                -2.01%

Short Duration C        10/31/02                 1.97%

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGER

JIM CONNOLLY, CFA
Vice President
Hartford Investment Management Company

HOW DID THE FUND PERFORM?

The Hartford Short Duration Fund Class A shares placed in the 3rd quartile of its Lipper peer group for the six months ended April 30, 2003, producing a total return of 3.33%, before sales charge, versus a return of 3.12% for the Lehman Brothers U.S. Government/Credit 1-5 year Index and the 3.88% average return of the Lipper Short Intermediate Investment Grade Debt Funds.

WHY DID THE FUND PERFORM THIS WAY?

During the last two months of 2002, U.S. Treasury rates in the 2 to 5 year maturities remained mostly unchanged despite the Fed lowering the Fed Funds rate by 50 basis points. Early into this year, interest rates on U.S. Treasuries fluctuated during the quarter in response to shifting sentiments about the economy and the war, but closed in March with little change from year-end levels. The Fed left interest rates unchanged at 1.25% during their March meeting, citing "geopolitical uncertainties" as being the driving force behind the current market environment.

Economic data released throughout March and April remained weak though the conflict in Iraq was the dominant driver of market price action with investors reacting greatly to headline risk. As all markets were largely event-driven, the market experienced increased short-term volatility.

Our primary goal in managing this income-driven fund has been to look for opportunities to enhance the yield by selectively adding to our investment-grade corporate, asset-backed, mortgage-backed and commercial mortgage-backed positions. The demand for investment grade corporates remains strong as fundamentals continue to show signs of improvement. Narrowing credit spreads reflected growing investor optimism that corporations have taken the steps needed to reduce leverage and improve debt service coverage. The general trend of prices tightening resulted in all sub-sectors outperforming Treasuries on a duration neutral basis.

Since we launched this Fund, the corresponding Lehman Brothers U.S. Government/Credit 1-5 year Index benchmark earned a total return of 3.12%. The Fund's strong outperformance versus the index can be attributed to our overweight in the corporate sector, particularly in the industrial and financial subsectors, as they continue to perform well on both a yield and total return perspective while interest rates remained relatively stable. Our allocation to Treasury Inflation Protected Securities early this year has also benefited the Fund as we capitalized on the strong inflation accrual levels throughout this year.

THE HARTFORD SMALL COMPANY FUND

PERFORMANCE OVERVIEW 7/22/96 - 4/30/03
Growth of a $10,000 investment in Class A which includes Sales Charge(3)

                                  [LINE GRAPH]

                           Russell
            Small           2000
           Company         Growth
             Fund           Index
           $ 9,450         $10,000
           $10,612         $ 9,487
           $10,602         $ 9,574
           $11,866         $10,460
           $13,259         $11,494
           $13,793         $12,056
           $14,027         $11,839
           $11,997         $ 9,673
           $13,365         $10,791
           $17,250         $12,824
           $17,922         $12,506
           $26,856         $19,862
           $24,391         $16,463
           $21,722         $14,525
           $17,379         $11,766
           $18,079         $12,620
           $14,911         $ 9,948
           $16,139         $10,328
           $15,107         $ 9,464
           $12,337         $ 7,803
           $11,393         $ 7,560
           $13,045         $ 8,400

AVERAGE ANNUAL TOTAL RETURNS (as of 4/30/03)(1),(2)

Standardized       INCEPTION DATE     1 YEAR       5 YEAR     SINCE INCEPTION
------------       --------------     ------       ------     ---------------
Small Co A          7/22/96           -26.98%       -3.23%       4.01%
Small Co B          7/22/96           -27.14%       -3.15%       4.16%
Small Co C          7/22/96           -25.06%       -2.97%       4.03%
Small Co Y          7/22/96           -22.40%       -1.66%       5.38%

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGER

STEVEN C. ANGELI, CFA
Senior Vice President, Partner
Wellington Management Company, LLP

HOW DID THE FUND PERFORM?

The Hartford Small Company Class A shares returned 5.74%, before sales charge, for the six-month period ended April 30, 2003. The Fund underperformed its market benchmark, the Russell 2000 Growth Index, which returned 7.65%. However, it outperformed the Lipper Small Cap Growth Mutual Fund Average, which returned 4.6% for the period.

WHY DID THE FUND PERFORM THIS WAY?

During the period, small-cap stocks outperformed large-cap stocks, as the Russell 2000 Index returned 7.55%, while the S&P 500 Index returned 4.48%. Within small cap stocks, growth modestly outperformed value, with the Russell 2000 Growth Index returning 7.65 % and the Russell 2000 Value returning 7.40%. Relative to its Russell 2000 Growth Index, the Fund benefited from good stock selection in the Consumer Discretionary sector. However, this was more than offset by poor stock performance in the Health Care and Technology sectors. Overall, both sector allocation and stock selection decisions detracted from performance. The three greatest contributors to absolute returns were American Tower (Telecommunications), Western Digital (Technology), and eResearch Technology (Health Care). The three greatest detractors were Array Biopharma (Health Care), J Jill Group (Consumer Discretionary), and Investment Technology Group (Financials).

THE HARTFORD SMALLCAP GROWTH FUND

PERFORMANCE OVERVIEW 10/31/92 - 4/30/03
Growth of a $10,000 investment in Class A which includes Sales Charge(4),(6)

                                  [LINE GRAPH]

             SmallCap               Russell 2000
            Growth Fund             Growth Index
              $ 9,445                  $10,000
              $13,038                  $12,768
              $11,791                  $12,652
              $15,883                  $15,254
              $17,783                  $17,287
              $16,800                  $20,943
              $16,228                  $17,625
              $30,861                  $22,787
              $47,552                  $26,467
              $24,553                  $18,127
              $20,411                  $14,218
              $20,116                  $14,329

AVERAGE ANNUAL TOTAL RETURNS (as of 4/30/03)(4),(5)

                   INCEPTION                                            SINCE
Standardized         DATE         1 YEAR       5 YEAR      10 YEAR    INCEPTION
------------       ---------      ------       ------      -------    ---------
SmallCap A           1/4/88        -28.98%       0.10%        7.24%       10.32%
SmallCap B          11/14/94       -29.09%       0.51%        N/A          6.88%
SmallCap C          11/14/94       -27.16%       0.23%        N/A          6.73%
SmallCap H          11/14/94       -28.41%       0.49%        N/A          6.88%
SmallCap L           1/4/88        -28.50%       0.23%        7.31%       10.36%
SmallCap M          11/14/94       -28.35%       0.51%        N/A          6.88%
SmallCap N          11/14/94       -26.13%       0.65%        N/A          6.88%
SmallCap Y          2/19/02        -24.61%        N/A         N/A        -17.84%

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGERS

DAVID J. ELLIOTT, CFA
Vice President
Wellington Management Company, LLP

JAMES A. RULLO, CFA
Senior Vice President, Partner
Wellington Management Company, LLP

HOW DID THE FUND PERFORM?

The Hartford SmallCap Growth Fund Class A shares returned 4.69%, before sales charge, for the six-month period ended April 30, 2003, slightly outperforming the 4.60% return of the Lipper Small Cap Growth peer group but underperforming the 7.65% return of the Russell 2000 Growth Index.

WHY DID THE FUND PERFORM THIS WAY?

Equity markets performed solidly during the period, particularly as geopolitical uncertainties began to subside. The outperformance of small capitalization stocks over large during the period suggests that the market anticipates a recovery in corporate profits, to which these stocks are more highly leveraged.

The underperformance of the Fund relative to the benchmark is attributable largely to poor stock selection within the Financials sector, particularly two larger holdings. The shares of Investment Technology Group lost approximately half their value due to disappointing trading volume within the firm's electronic trading network, and the insurance broker Clark/Bardes performed poorly due to legislative uncertainty regarding certain lines of their business. On the positive side, stock selection added significant value within the Consumer Discretionary and Industrial sectors. Positive contributors included UnitedGlobalCom (driven by dramatically improved operating results within the cable business) and Jacobs Engineering.

THE HARTFORD STOCK FUND

PERFORMANCE OVERVIEW 7/22/96 - 4/30/03
Growth of a $10,000 investment in Class A which includes Sales Charge(3)

                                  [LINE GRAPH]

                 Stock Fund    S&P 500 Index
                  $ 9,450         $10,000
                  $10,443         $11,198
                  $11,568         $12,542
                  $11,900         $12,845
                  $14,196         $15,368
                  $13,675         $14,790
                  $14,510         $15,914
                  $16,874         $18,118
                  $17,671         $18,333
                  $16,939         $18,044
                  $19,509         $21,086
                  $20,975         $22,070
                  $21,089         $22,035
                  $21,271         $22,674
                  $22,013         $23,265
                  $23,489         $24,304
                  $22,976         $24,010
                  $23,076         $24,054
                  $22,500         $23,057
                  $20,754         $21,153
                  $19,760         $20,574
                  $17,475         $18,070
                  $18,459         $19,341
                  $17,226         $18,488
                  $14,796         $15,717
                  $14,207         $15,342
                  $14,694         $16,029

AVERAGE ANNUAL TOTAL RETURNS (as of 4/30/03)(1),(2)

Standardized        INCEPTION DATE       1 YEAR     5 YEAR      SINCE INCEPTION
------------        --------------       ------     ------      ---------------
Stock A                7/22/96           -19.41%    -3.82%           5.85%
Stock B                7/22/96           -19.54%    -3.78%           5.98%
Stock C                7/22/96           -17.07%    -3.57%           5.86%
Stock Y                7/22/96           -14.25%    -2.25%           7.25%

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGER

RAND L. ALEXANDER, CFA
Senior Vice President, Partner
Wellington Management Company, LLP

ASSOCIATE PORTFOLIO MANAGER

MAYA K. BITTAR, CFA
Vice President
Wellington Management Company, LLP

HOW DID THE FUND PERFORM?

The Hartford Stock Fund Class A shares returned 3.42%, before sales charge, for the six-month period ended April 30, 2003, slightly ahead of its Lipper Large Cap-Core peer group 3.0% and slightly trailing the S&P 500 Index 4.48%.

WHY DID THE FUND PERFORM THIS WAY?

The six-months ended April 30, 2003, were a turning point as most major market indices posted positive returns. On a relative basis, small-caps outperformed mid-cap and large-cap stocks and value outperformed growth. Eight of the ten sectors posted positive gains for the period with Utilities, Materials and Technology leading the way. Strong stock selection in Health Care, Energy and Materials contributed to overall performance. In contrast, our holdings in Technology and Industrials were detractors. Overall, our sector allocations had a neutral effect. Top contributors to performance for the period included General Electric (Industrials), Wyeth (Pharmaceutical) and Cisco (Technology).

THE HARTFORD TAX-FREE CALIFORNIA FUND

PERFORMANCE OVERVIEW 10/31/02 - 4/30/03
Growth of a $10,000 investment in Class A which includes Sales Charge(3)


                                  [LINE GRAPH]

                 Tax-Free                  Lehman Brothers
                California                California Exempt
                   Fund                         Index
                  $9,550                       $10,000
                  $9,476                       $ 9,985
                  $9,718                       $10,166
                  $9,619                       $10,116
                  $9,813                       $10,269
                  $9,804                       $10,274
                  $9,862                       $10,339

CUMULATIVE TOTAL RETURNS (as of 4/30/03)(2)

Standardized          INCEPTION DATE         SINCE INCEPTION
------------          --------------         ---------------
California A            10/31/02                -1.36%

California B            10/31/02                -2.08%

California C            10/31/02                 1.90%

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGER

CHARLES GRANDE
Vice President
Hartford Investment Management Company

HOW DID THE FUND PERFORM?

The Hartford Tax Free California Fund Class A shares placed in the 64th percentile of its Lipper peer group for the six months ended April 30, 2003, producing a total return of 3.28%, before sales charge, versus a return of 3.39% for the Lehman Brothers California Exempt Index and the 3.32% average return of the Lipper California Municipal Debt Funds Universe.

WHY DID THE FUND PERFORM THIS WAY?

During the end of 2002, the short maturities outperformed long maturities. Maturity buckets seven years and shorter were the only spots on the yield curve posting positive returns. At funding, in order to provide investors with the highest market yields available, and to meet the fund objective, purchases focused on long maturity liquid bonds. Hence, this Fund sacrificed performance in order to add yield by having very limited exposure to the short portion of the curve.

Year to date 2003 issuance in California is $21.1 billion, a 64% increase over the same period in 2002.

Municipal bonds held up during the seasonally weak first quarter primarily because of strong institutional demand. The institutional investor in California bonds, reacting to the municipal cheapness relative to alternative investments, was active primarily in intermediate municipals and thus the best performing part of the California yield curve was between 12 and 16 years.

During the first quarter of 2003, Fund performance lagged due to an overweight to bonds twenty years and longer (in favor of the additional yield pickup) and an underweight to the better performing intermediate portion of the yield curve. Long bonds were the worst performing part of the California curve. We suspect that long state general obligation debt, because of weak credit fundamentals and an abundance of supply, led the decline in poor performance. All three major rating agencies downgraded the state's credit rating during period.

Weak cross-sector credit fundamentals for California long bonds included: the continuous barrage of negative headlines on the state's ever-widening budget deficit causing long obligations spreads to widen; airline special facility bonds suffered another downdraft with another major carrier hours from filing for bankruptcy; and, state tobacco bonds suffered heavy losses because of the uncertain outcome of a lawsuit against Phillip Morris USA and the negative implications for the payment stream supporting the bond. However, an April ruling secured a critical legal victory for Philip Morris. This ruling alleviates, for now, a potential bankruptcy situation should help the recent volatility in tobacco bond prices to positive side. A lack of exposure to troubled California airline special facility bonds assisted fund performance, while exposure to California tobacco bonds produced a drag on performance. Additionally, the Fund has no exposure to long uninsured state debt, which tightened 6 basis points in April after trading at its widest historical spread 60 basis points in March.Quality attracted the attention of investors during the early part of this year, especially the retail investor - an important component in the California market. The surprising contributor to performance were the state general obligation bonds which appear to have bounced back after having been beaten down for much of the last six months.

THE HARTFORD TAX-FREE MINNESOTA FUND

PERFORMANCE OVERVIEW 10/31/92 - 4/30/03
Growth of a $10,000 investment in Class A which includes Sales Charge (7),(9)

                                  [LINE GRAPH]

                 TAX-FREE                  LEHMAN BROTHERS
                MINNESOTA                  MUNICIPAL BOND
                   FUND                         INDEX
                 $ 9,550                       $10,000
                 $10,930                       $11,408
                 $10,509                       $10,911
                 $11,761                       $12,530
                 $12,276                       $13,245
                 $13,120                       $14,369
                 $14,055                       $15,521
                 $13,720                       $15,246
                 $14,716                       $16,544
                 $16,157                       $18,282
                 $16,748                       $19,356
                 $15,973                       $18,612

AVERAGE ANNUAL TOTAL RETURNS (as of 4/30/03) (7),(8)

                   INCEPTION                                          SINCE
Standardized         DATE       1 YEAR       5 YEAR     10 YEAR     INCEPTION
------------       ---------    ------       ------     -------     ---------
Minn A              6/2/86       2.25%        4.23%       4.80%       5.99%
Minn B             11/14/94      1.20%        4.00%       N/A         5.41%
Minn C             11/14/94      4.23%        3.93%       N/A         5.30%
Minn H             11/14/94      2.40%        4.03%       N/A         5.46%
Minn E              6/2/86       2.59%        4.45%       4.91%       6.06%
Minn L             11/14/94      2.42%        4.21%       N/A         5.68%
Minn M             11/14/94      2.52%        4.06%       N/A         5.45%
Minn N             11/14/94      5.40%        4.43%       N/A         5.46%
Minn Y              2/19/02      7.56%        N/A         N/A         6.90%

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGER

CHARLES GRANDE, CFA
Vice President
Hartford Investment Management Company

HOW DID THE FUND PERFORM?

The Hartford Tax Free Minnesota Fund Class A shares placed in the 1st quartile of its Lipper peer group for the six months ended April 30, 2003, producing a total return of 3.02%, before sales charge, versus a return of 3.59% for the Lehman Brothers Municipal Bond Index and the 3.94% return of the Lipper Minnesota Municipal Debt Funds Universe.

WHY DID THE FUND PERFORM THIS WAY?

During the end of 2002, the short maturities outperformed long maturities. Maturity buckets seven years and shorter were the only spots on the curve posting positive returns. This Fund benefited from its exposure to the shorter area of the yield curve. Additionally, general obligation bonds in the state outperformed revenue bonds for much of the period and the Fund benefited from its overweighting.

Year to date 2003, while the general market has seen record issuance, the Minnesota market presented very little in the way of new issuance. The limited supply of new Minnesota bonds has made repositioning this Fund to its new yield maximization mandate very challenging. Trading opportunities in both the primary and secondary markets have been limited.

Thus far this year, the Fund's overweight to the now poor performing short maturities and its holdings of Puerto Rico debt have hurt fund performance. Bonds issued by the Commonwealth of Puerto Rico have suffered and underperformed the general market since the beginning of this year. This underperformance has occurred primarily because of the Commonwealth's difficult fiscal and budgetary environment and a large calendar of issuance. Additionally, the readily available supply of specialty state paper in both California and New York has removed some of the specialty status pricing advantage Commonwealth paper typically carries with it.

A lack of exposure to troubled airline special facility bonds assisted fund performance, while the Fund's limited exposure to tobacco bonds issued by Puerto Rico produced a drag on performance. Airline special facility bonds suffered another downdraft with another major carrier hours away from filing for bankruptcy. Tobacco bonds suffered heavy losses because of the uncertain outcome of a lawsuit against Phillip Morris USA and the negative implications for the payment stream supporting the bond. However, an April ruling secured a critical legal victory for Philip Morris. This ruling alleviates, for now, a potential bankruptcy situation and should help the recent volatility in tobacco bond prices to the positive side. Negative credit headlines have also plagued the municipal market, especially revenue bonds which under performed general obligation debt for the first quarter. The Fund's overweight to revenue bonds also produced a drag on performance.

THE HARTFORD TAX-FREE NATIONAL FUND

PERFORMANCE OVERVIEW 10/31/92 - 4/30/03
Growth of a $10,000 investment in Class A which includes Sales Charge (7),(9)

                                  [LINE GRAPH]

                                                LEHMAN BROTHERS
                   TAX-FREE                        MUNICIPAL
                 NATIONAL FUND                    BOND INDEX
                    $ 9,550                          $10,000
                    $11,053                          $11,408
                    $10,461                          $10,911
                    $11,855                          $12,530
                    $12,469                          $13,245
                    $13,424                          $14,369
                    $14,360                          $15,521
                    $13,841                          $15,246
                    $14,949                          $16,544
                    $16,514                          $18,282
                    $17,319                          $19,356
                    $16,471                          $18,612

PORTFOLIO MANAGER
CHARLES GRANDE, CFA
Vice President
Hartford Investment Management Company

AVERAGE ANNUAL TOTAL RETURNS (as of 4/30/03) (7),(8)

                    INCEPTION                                          SINCE
Standardized           DATE      1 YEAR       5 YEAR     10 YEAR     INCEPTION
------------        ---------    ------       ------     -------     ---------
National A            6/2/86      3.75%        4.59%      5.11%        6.49%
National B           11/14/94     2.56%        4.18%       N/A         5.91%
National C           11/14/94     5.47%        4.19%       N/A         5.81%
National H           11/14/94     3.66%        4.26%       N/A         5.94%
National E            6/2/86      3.72%        4.63%      5.13%        6.50%
National L           11/14/94     3.41%        4.38%       N/A         6.16%
National M           11/14/94     3.66%        4.24%       N/A         5.94%
National N           11/14/94     6.67%        4.56%       N/A         5.93%
National Y           2/19/02      9.19%         N/A        N/A         7.96%

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.


HOW DID THE FUND PERFORM?

The Hartford Tax Free National Fund Class A shares placed in the 2nd quartile of its Lipper peer group for the six months ended April 30, 2003, producing a total return of 3.58%, before sales charge, versus a return of 3.59% for the Lehman Brothers Municipal Bond Index and the 3.44% average return of the Lipper Municipal Debt Funds Universe.

WHY DID THE FUND PERFORM THIS WAY?

During the end of 2002, the short maturities outperformed long maturities. Maturity buckets seven years and shorter were the only spots on the yield curve posting positive returns. This Fund has specifically avoided the short portion of the municipal curve in favor of the intermediate portion. For the year
2002, the 15-year part of the yield curve was the best performing and the Fund's overweight mitigated any lack of exposure to the short part of the yield curve. The Fund also had exposure to a number of specialty state names that experienced spread tightening due to a lack of supply. During December, the transportation, health care and education sub-sectors did bounce back from underperformance during the prior months, but still posted negative returns. We remain very cautious on these sub-sectors.

Year to date 2003, a large new issue calendar, relatively cheap municipal bonds, strong institutional demand and a daily barrage of negative credit headlines have all played a part in the performance of the general municipal market. First quarter 2003 issuance of municipal debt ($83.5 billion) represented the highest first quarter of issuance on record. Municipal bonds held up well during the seasonally weak first quarter primarily because of strong institutional demand reacting to its relative cheapness versus alternative investments. The Fund has benefited over the past 6 months from its overweight to the best performing intermediate portion of the curve and an underweight to the now poorer performing short portion of the yield curve.

A lack of exposure to troubled airline special facility bonds assisted fund performance, while limited exposure to tobacco bonds produced a drag on performance. Airline special facility bonds suffered a downdraft early this year with another major carrier hours away from filing for bankruptcy. State tobacco bonds suffered heavy losses early this year because of the uncertain outcome of a lawsuit against Philip Morris USA and the negative implications for the payment stream supporting the bond. An April ruling however secured a critical legal victory for Philip Morris. This ruling alleviates, for now, a poten-tial bankruptcy situation and should help the recent volatility in tobacco bond prices to the positive side.

Quality and solid credit fundamentals have provided the Fund with solid returns for the past 6 months. Continuing with the theme that quality was king, AAA and AA bonds outperformed all other ratings categories. The Fund's strong quality profile and higher coupon also contributed to the positive performance.

The Hartford Tax-Free New York Fund

PERFORMANCE OVERVIEW 10/31/02 - 4/30/03
Growth of a $10,000 investment in Class A which includes Sales Charge(3)

                                  [LINE GRAPH]

                                                     LEHMAN
                    TAX-FREE                        NEW YORK
                  NEW YORK FUND                   EXEMPT INDEX
                      $9,550                         $10,000
                      $9,474                         $ 9,945
                      $9,733                         $10,161
                      $9,661                         $10,138
                      $9,832                         $10,275
                      $9,851                         $10,285
                      $9,938                         $10,350

PORTFOLIO MANAGER
CHARLES GRANDE
Vice President
Hartford Investment Management Company

CUMULATIVE TOTAL RETURNS (as of 4/30/03)(2)

Standardized         INCEPTION DATE       SINCE INCEPTION
------------         --------------       ---------------
New York A             10/31/02               -0.62%

New York B             10/31/02               -1.31%

New York C             10/31/02                2.67%

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

HOW DID THE FUND PERFORM?

The Hartford Tax Free New York Fund Class A shares placed in the 1st quartile of its Lipper peer group for the six months ended April 30, 2003, producing a total return of 4.06%, before sales charge, versus a return of 3.50% Lehman Brothers New York Exempt Index and the 3.25% average return of the Lipper New York Municipal Debt Funds Universe.

WHY DID THE FUND PERFORM THIS WAY?

During the end of 2002, the short maturities outperformed long maturities. Maturity buckets seven years and shorter were the only spots on the yield curve posting positive returns. At funding, in order to provide investors with the highest market yields available, and to meet the Fund objective, purchases focused on long maturity liquid bonds. Hence, this Fund sacrificed performance in order to add yield by having very limited exposure to the short portion of the curve.

Year to date 2003, New York issuers have sold $12.9 billion in bonds, an increase of over 101% over the same period in 2002. Municipal bonds held up during the seasonally weak first quarter primarily because of strong institutional demand. The institutional investor, reacting to the relative cheapness, was primarily active in the long intermediate portion of the curve and thus the best performing part of the general curve was 15 years and longer.

The Fund's outperformance during 2003, versus fourth quarter 2002 underperformance, has had greater influence on overall six-month returns. Outperformance was primarily due to three factors; a lack of exposure to the now underperforming short maturities; an overweight to the better performing portion of the New York curve between 18 - 22 years; and, better security selection.

A lack of exposure to troubled airline special facility bonds and limited exposure to tobacco bonds also assisted fund performance. Airline special facility bonds suffered a downdraft early this year with another major carrier hours away from filing for bankruptcy. State tobacco bonds suffered heavy losses early this year because of the uncertain outcome of a lawsuit against Philip Morris USA and the negative implications for the payment stream supporting the bond. However, an April ruling secured a critical legal victory for Philip Morris. This ruling alleviates, for now, a potential bankruptcy situation and should help the recent volatility in tobacco bond prices to the positive side.

Quality and solid credit fundamentals provided the best return for the Fund over the last six months. This has been partially driven by the issuance of rating agencies' negative outlooks for New York City and negative headline news on the fiscal condition of New York State. Insured local general obligation debt provided good diversification away from the state's large issuance calendar and uninsured local general obligation debt has not yet suffered the negative attention the Rating Agencies have focused on the state. The Fund's overweight to the insured sector is a large contributor to yield primarily because we are willing to take bigger and longer maturity positions in these securities.

Our activity in the higher education sector has begun to pay rewards, as this was the best performing revenue sub-sector. We are maintaining our discipline, looking for credits with well-known names that exhibit solid historical performance but may be currently suffering because of a turn in endowment performance. We expect to limit our overweight to the education sector (25%) going forward.

The Hartford Total Return Bond Fund

PERFORMANCE OVERVIEW 7/22/96 - 4/30/03
Growth of a $10,000 investment in Class A which includes Sales Charge(3)

                                  [LINE GRAPH]

                                        LEHMAN BROTHERS
              TOTAL RETURN              U.S. AGGREGATE
               BOND FUND                  BOND INDEX
                $ 9,450                     $10,000
                $ 9,958                     $10,410
                $10,153                     $10,522
                $10,205                     $10,588
                $10,811                     $11,108
                $10,960                     $11,337
                $11,339                     $11,652
                $11,419                     $11,743
                $11,618                     $11,980
                $11,871                     $12,394
                $12,122                     $12,591
                $11,940                     $12,479
                $11,655                     $12,276
                $11,766                     $12,458
                $11,673                     $12,356
                $11,951                     $12,634
                $12,293                     $13,008
                $12,539                     $13,367
                $13,302                     $14,066
                $13,378                     $14,200
                $13,740                     $14,660
                $14,162                     $15,316
                $14,075                     $15,129
                $14,178                     $15,314
                $14,335                     $15,767
                $14,798                     $16,218
                $15,905                     $16,918

PORTFOLIO MANAGER
NASRI TOUTOUNGI
Senior Vice President
Hartford Investment Management Company

AVERAGE ANNUAL TOTAL RETURNS (as of 4/30/03)(1),(2)

Standardized          INCEPTION DATE     1 YEAR     5 YEAR     SINCE INCEPTION
------------          --------------     ------     ------     ---------------
Total Return A           7/22/96          7.13%      5.88%          7.10%
Total Return B           7/22/96          6.34%      5.78%          7.06%
Total Return C           7/22/96          9.21%      5.88%          6.89%
Total Return Y           7/22/96         12.59%      7.33%          8.32%

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

HOW DID THE FUND PERFORM?

The Hartford Total Return Bond Fund Class A shares placed in the 1st quartile of its Lipper peer group for the six months ended April 30, 2003, producing a total return of 7.48%, before sales charge, versus a return of 4.32% for the Lehman Brothers U.S. Aggregate Bond Index and the 4.75% average return of the Lipper Intermediate Investment Grade Debt Funds Universe.

WHY DID THE FUND PERFORM THIS WAY?

Market sentiment for most of the year reflected the fact that the war in Iraq was a significant constraint on the economy and that growth would accelerate once fighting concluded. Recent economic statistics such as traditional leading indicators, new claims for unemployment insurance, and the Institute for Supply Management, all continue to paint a picture of a deteriorating economy, however. Expansionary federal fiscal policy is stimulative, but there is significant offset at the state and local level as budget deficits are addressed through decreased spending and increased taxes. Interest rates reflected the state of the economy, as the 10year Treasury hovered between 3.5% and 4.25% over the past six months, down from 5% in April of last year. Despite clear signs of a weak economy, spread products did extremely well in the past few months, as signs of balance sheet repair provided a catalyst for the realization that we were entering a cycle favorable to credit performance.

The Fund's strong performance was due in large part to our overweight and issue selection in high yield bonds and investment grade corporate bonds. The Fund's current 4% exposure in non-dollar bonds continues to benefit the Fund as fundamentals continue to support a weak US dollar relative to foreign currencies. These securities also offer a higher yield than comparable US issues.

With the Fed raising the specter of disinflation, we have reduced our exposure to Treasury Inflation Protected Securities in the portfolio. The Fed's comments are supportive of TIPS in the long term, but for the short term we are worried about the technical aspects of that market.

We remain concerned about the mortgage-backed sector as we continue to see record refinancing activity and its underperformance both in a rally and in a backup. We remain underweight mortgage-backed securities but would still like to add to our 15 year mortgage position. The benefit of the 15 year mortgages is that they are less price sensitive than 30 year mortgages, i.e. they will suffer less in sharp rallies and back-ups, while providing us with incremental yield for the portfolio.

The Hartford U.S. Government Securities Fund

PERFORMANCE OVERVIEW 10/31/92 - 4/30/03
Growth of a $10,000 investment in Class A which includes Sales Charge(7),(9)

                                  [LINE GRAPH]

                                 LEHMAN BROTHERS
              U.S. GOVERNMENT      INTERMEDIATE       LEHMAN BROTHERS
              SECURITIES FUND       GOV'T INDEX       U.S. GOV'T INDEX
                   $ 9,550            $10,000             $10,000
                   $10,467            $10,921             $10,582
                   $ 9,834            $10,734             $10,109
                   $11,164            $12,000             $11,663
                   $11,746            $12,681             $12,260
                   $12,727            $13,609             $13,320
                   $13,882            $14,905             $14,825
                   $13,765            $15,027             $14,643
                   $14,708            $16,038             $15,818
                   $16,763            $18,259             $18,204
                   $17,825            $19,480             $19,372
                   $17,473            $18,889             $19,970

PORTFOLIO MANAGER
PETER PERROTTI
Senior Vice President
Hartford Investment Management Company

AVERAGE ANNUAL TOTAL RETURNS (as of 4/30/03)(7),(8)

                    INCEPTION                                           SINCE
Standardized          DATE         1 YEAR       5 YEAR   10 YEAR      INCEPTION
------------          ----         ------       ------   -------      ---------
U.S. Gov A           2/28/73        4.85%        6.07%     5.74%        7.94%
U.S. Gov B           11/14/94       4.10%        5.71%     N/A          6.73%
U.S. Gov C           11/14/94       7.01%        5.69%     N/A          6.60%
U.S. Gov H           11/14/94       5.10%        5.74%     N/A          6.74%
U.S. Gov E           2/28/73        5.28%        6.16%     5.78%        7.95%
U.S. Gov L           11/14/94       4.99%        5.90%     N/A          6.95%
U.S. Gov M           11/14/94       5.10%        5.74%     N/A          6.74%
U.S. Gov N           11/14/94       8.21%        6.10%     N/A          6.76%
U.S. Gov Y           2/19/02       10.43%         N/A      N/A          9.37%

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

* The Fund has changed its benchmark from the Lehman Brothers Intermediate Gov't Index to the Lehman Brothers U.S. Government Index because the Lehman Brothers U.S. Government Index is better suited for the investment strategy of the fund


HOW DID THE FUND PERFORM?

The Hartford US Government Securities Fund Class A shares placed in the 1st quartile of its Lipper peer group for the six months ended April 30, 2003, producing a total return of 3.42%, before sales charge, versus a return of 3.10% for the Lehman Brothers U.S. Government Index and the 2.79% average return of the Lipper General US Government Funds Universe.

WHY DID THE FUND PERFORM THIS WAY?

Investors desire to add yield helped spread products to outperform Treasuries throughout this year. Additionally, the lack of a significant change in the level of interest rates helped mortgages outperform Treasuries, even with the high level of refinancings taking place. The 10-year Treasury is back within a relatively tight trading range of 3.80% to 4.25%. The yield curve continues to be steep, with the difference between the 2-year and 10-year over 2.30%. The Fund has been able to increase the yield by adding longer dated securities that take advantage of these higher yields.

The Fund's strong performance over the last six months can be attributed to many factors. The Fund benefited from being overweight the 5 to 10-year part of the Treasury curve, where yields rallied the most early in the year. Overweights to mortgage-backed securities, callable agencies and collateralized mortgage obligations continue to add a significant yield pickup for the Fund regardless of the very low yield environment. Also, the high inflation accruals provided by Treasury Inflation Protected Securities have also added significantly to yield over the past few months due to the high CPI readings.

The Hartford Value Fund

PERFORMANCE OVERVIEW 4/30/01 - 4/30/03
Growth of a $10,000 investment in Class A which includes Sales Charge(3)

                                  [LINE GRAPH]

    Value       Russell 1000
     Fund        Value Index
    $9,450         $10,000
    $9,507         $ 9,977
    $8,524         $ 8,826
    $9,158         $ 9,486
    $8,893         $ 9,609
    $7,696         $ 8,256
    $7,212         $ 7,942
    $6,913         $ 7,880
    $7,420         $ 8,359

PORTFOLIO MANAGER
JOHN R. RYAN, CFA
Senior Vice President, Managing Partner
Wellington Management Company, LLP


AVERAGE ANNUAL TOTAL RETURNS (as of 4/30/03)(2)

Standardized     INCEPTION DATE         1 YEAR       SINCE INCEPTION
------------     --------------         ------       ---------------
Value A              4/30/01            -21.11%          -13.86%
Value B              4/30/01            -21.28%          -13.84%
Value C              4/30/01            -18.95%          -12.46%
Value Y              4/30/01            -16.17%          -11.00%

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.


HOW DID THE FUND PERFORM?

The Hartford Value Fund Class A shares returned 2.90%, before sales charge, for the six-month period ended April 30, 2003. The Fund underperformed the Russell 1000 Value Index return of 5.25% and the Lipper Large-Cap Value Mutual Fund Average of 4.1% for the same period.

WHY DID THE FUND PERFORM THIS WAY?

During the period, large-cap value stocks outperformed large-cap growth, as measured by the Russell 1000 Value and Russell 1000 Growth Indices, which returned 5.25% and 4.27% respectively. The Fund benefited from stock selection in Industrials and Health Care. Unfortunately this was more than offset by poor performance in Technology and Telecommunications, where the Fund is slightly overweight relative to the benchmark. The three greatest contributors to absolute performance were Comcast (Consumer Discretionary), Washington Mutual (Financials), and Caterpillar (Industrials). The three greatest detractors were Micron Technology (Technology), Stanley Works (Consumer Discretionary), and SBC Communications (Telecommunications).

The Hartford Value Opportunities Fund

PERFORMANCE OVERVIEW 1/2/96 - 4/30/03
Growth of a $10,000 investment in Class A which includes Sales Charge(4),(6)

                                  [LINE GRAPH]

                    Value
                Opportunities                   Russell 3000
                    Fund                         Value Index
                   $ 9,800                          $10,000
                   $10,140                          $10,617
                   $ 9,800                          $10,334
                   $10,697                          $11,451
                   $11,716                          $12,706
                   $11,842                          $12,923
                   $13,544                          $15,299
                   $13,302                          $15,295
                   $14,225                          $16,154
                   $15,698                          $18,369
                   $14,967                          $17,839
                   $14,053                          $17,220
                   $15,539                          $18,708
                   $16,586                          $20,452
                   $16,325                          $20,284
                   $15,824                          $19,850
                   $16,013                          $19,201
                   $17,536                          $19,769
                   $17,012                          $19,399
                   $19,213                          $21,102
                   $20,764                          $21,551
                   $20,539                          $21,266
                   $19,793                          $21,287
                   $16,879                          $18,867
                   $18,472                          $20,379
                   $17,704                          $20,805
                   $14,329                          $17,793
                   $13,952                          $17,085
                   $14,947                          $18,007

AVERAGE ANNUAL TOTAL RETURNS (as of 4/30/03)(4),(5)

Standardized       INCEPTION DATE       1 YEAR       5 YEAR      SINCE INCEPTION
------------       --------------       ------       ------      ---------------
Value Opp A            1/2/96           -20.19%      -2.09%           5.64%
Value Opp B            1/2/96           -20.43%      -2.00%           5.66%
Value Opp C            1/2/96           -17.92%      -2.11%           5.53%
Value Opp H            1/2/96           -19.58%      -1.98%           5.67%
Value Opp L            1/2/96           -19.68%      -1.94%           5.75%
Value Opp M            1/2/96           -19.50%      -1.98%           5.68%
Value Opp N            1/2/96           -16.97%      -1.68%           5.69%
Value Opp Y            2/19/02          -15.22%       N/A           -13.95%

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

Please see page 1 for important additional information including inception dates and expenses.

PORTFOLIO MANAGERS
JAMES H. AVERILL
Senior Vice President, Partner
Wellington Management Company, LLP

JAMES N. MORDY
Senior Vice President, Partner
Wellington Management Company, LLP

DAVID R. FASSNACHT, CFA
Senior Vice President, Partner
Wellington Management Company, LLP


HOW DID THE FUND PERFORM?

The Hartford Value Opportunities Fund Class A shares returned 7.13%, before sales charge, for the six-month period ended April 30, 2003. The Fund outperformed the Russell 3000 Value Index and the Lipper Multi-Cap Value Mutual Fund Average, which both returned 5.4% for the same period.

WHY DID THE FUND PERFORM THIS WAY?

Overall strong sector allocation and strong stock selection in Industrials and Consumer Discretionary drove the Fund's outperformance relative to its market benchmark. Weakness among Health Care and Technology holdings detracted from benchmark-relative results during the period. The Fund's three greatest contributors to absolute performance were Comcast (Consumer Discretionary), UnitedGlobalCom (Consumer Discretionary) and Fannie Mae (Financials) and the three greatest detractors were Oxford Health Plans (Health Care), Micron Technology (Technology) and BJ's Wholesale (Consumer Staples).

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

 THE HARTFORD ADVISERS FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE(C)
---------                                                       ----------
COMMON STOCK -- 62.5%
            BASIC MATERIALS -- 3.9%
     743    Alcoa, Inc. ......................................  $   17,039
     483    Dow Chemical Co. .................................      15,753
     198    DuPont (E.I.) de Nemours & Co. ...................       8,429
     550    Gillette Co. (with rights)........................      16,748
     406    International Paper Co. ..........................      14,504
     339    Kimberly-Clark Corp. .............................      16,862
                                                                ----------

                                                                    89,335
                                                                ----------

            CAPITAL GOODS -- 1.9%
     103    Boeing Co. .......................................       2,807
     220    Illinois Tool Works, Inc. ........................      14,076
     181    Northrop Grumman Corp. (with rights)..............      15,910
     182    United Technologies Corp. ........................      11,262
                                                                ----------

                                                                    44,055
                                                                ----------

            CONSUMER CYCLICAL -- 4.8%
     215    Caterpillar, Inc. (with rights)...................      11,304
     583    Costco Wholesale Corp.(a).........................      20,196
     508    Gap, Inc. ........................................       8,455
     763    Home Depot, Inc. .................................      21,455
      25    Kohl's Corp.(a)...................................       1,426
     336    Masco Corp. (with rights).........................       7,088
     281    NIKE, Inc. Class B................................      15,047
     977    Safeway, Inc.(a)..................................      16,244
     256    Target Corp. (with rights)........................       8,567
                                                                ----------

                                                                   109,782
                                                                ----------

            CONSUMER STAPLES -- 4.6%
     689    Coca-Cola Co.+....................................      27,840
     373    General Mills, Inc. ..............................      16,835
     237    Kraft Foods, Inc. Class A.........................       7,317
     175    Pepsi Bottling Group, Inc. .......................       3,586
     611    PepsiCo, Inc. ....................................      26,448
     183    Procter & Gamble Co. .............................      16,443
     115    Weyerhaeuser Co. .................................       5,688
                                                                ----------

                                                                   104,157
                                                                ----------

            ENERGY -- 4.5%
     249    Anadarko Petroleum Corp. (with rights)............      11,060
     350    Chevron Texaco Corp. (with rights)................      21,984
   1,414    Exxon Mobil Corp. ................................      49,769
     216    Halliburton Co. (with rights).....................       4,629
     353    Schlumberger Ltd. ................................      14,806
                                                                ----------

                                                                   102,248
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE(C)
---------                                                       ----------
            FINANCE AND INSURANCE -- 11.8%
     690    American International Group, Inc. ...............  $   40,013
     320    Bank of America Corp. ............................      23,703
     477    Bank One Corp. ...................................      17,200
   1,193    Citigroup, Inc. ..................................      46,842
      24    Dime Bancorp, Inc. (Warrants)(a)..................           3
     281    Fannie Mae........................................      20,363
     468    Franklin Resources, Inc. .........................      16,320
     409    HSBC Holdings plc+................................      22,345
      59    KeyCorp...........................................       1,411
     395    Marsh & McLennan Companies, Inc. (with rights)....      18,838
     425    Merrill Lynch & Co., Inc. ........................      17,450
     482    State Street Corp. (with rights)..................      16,892
     489    Travelers Property Casualty Corp. Class B.........       7,945
     356    U.S. Bancorp (with rights)........................       7,886
     304    Wachovia Corp. (with rights)......................      11,627
                                                                ----------
                                                                   268,838
                                                                ----------

            HEALTH CARE -- 11.3%
     567    Abbott Laboratories (with rights).................      23,037
     253    Amgen, Inc. (with rights)(a)......................      15,524
      89    Aventis S.A. ADR+.................................       4,465
     711    Baxter International, Inc. (with rights)..........      16,353
     123    Cardinal Health, Inc. ............................       6,800
     696    CVS Corp. ........................................      16,855
     381    Genzyme Corp. -- General Division(a)..............      15,359
     400    HCA, Inc. ........................................      12,840
     124    IDEC Pharmaceuticals Corp.(a).....................       4,055
     398    Lilly (Eli) & Co. (with rights)...................      25,375
     114    Medtronic, Inc. (with rights).....................       5,428
     249    Merck & Co., Inc. ................................      14,469
   1,770    Pfizer, Inc. (with rights)+.......................      54,439
     976    Schering-Plough Corp. (with rights)...............      17,658
     524    Wyeth (with rights)...............................      22,827
                                                                ----------
                                                                   255,484
                                                                ----------

            SERVICES -- 4.5%
     958    Accenture Ltd. Class A(a).........................      15,350
     474    Automatic Data Processing, Inc. ..................      15,937
     443    Comcast Corp. Class A(a)..........................      14,135
     463    Computer Sciences Corp.(a)........................      15,253
     190    FedEx Corp. ......................................      11,371
     151    Gannett Co., Inc. (with rights)...................      11,449
      59    Marriott International, Inc. Class A (with
              rights).........................................       2,122
     171    SAP AG ADR........................................       4,373
     559    Waste Management, Inc. ...........................      12,137
                                                                ----------
                                                                   102,127
                                                                ----------

            TECHNOLOGY -- 14.9%
   2,663    AOL Time Warner, Inc. (with rights)(a)............      36,431
   1,464    Cisco Systems, Inc. (with rights)(a)..............      22,014
     182    First Data Corp. .................................       7,144
   1,985    General Electric Co. .............................      58,449
   1,425    Hewlett-Packard Co. ..............................      23,230
   2,005    Intel Corp. ......................................      36,898
     441    International Business Machines Corp. ............      37,441
   1,531    Liberty Media Corp. Class A(a)....................      16,835
     186    Lockheed Martin Corp. ............................       9,319
   2,339    Microsoft Corp. ..................................      59,795
      @@    Minorplanet Systems USA, Inc. (Warrants)(a)(e)....          @@
     596    Oracle Corp. (with rights)(a).....................       7,085

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                 STANDARD
                                                                AND POOR'S     MARKET
 SHARES                                                           RATING      VALUE(C)
---------                                                       ----------   ----------
COMMON STOCK -- (CONTINUED)
     529    SBC Communications, Inc. .........................               $   12,364
     318    Verizon Communications, Inc. .....................                   11,891
                                                                             ----------
                                                                                338,896
                                                                             ----------
            TRANSPORTATION -- 0.3%
     233    CSX Corp. (with rights)...........................                    7,442
                                                                             ----------

            Total common stock................................
              (cost $1,614,176)                                              $1,422,364
                                                                             ==========

ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES -- 3.0%
            FINANCE -- 2.0%
$ 10,000    Chase Manhattan Auto Owner Trust
              4.21%, Ser 2002-B Class A4
              01/15/2009.....................................    AAA             10,515
  10,000    Citibank Credit Card Issuance Trust
              5.65%, Ser 2001-A6 Class A6 06/16/2008.........    AAA             10,916
   1,000    Citibank Credit Card Master Trust I
              6.90%, Ser 1999-7 Class B 11/15/2006...........    A                1,077
  10,000    MBNA Credit Card Master Note Trust
              4.95%, Ser 2002-A1 Class A1 06/15/2009.........    AAA             10,798
      85    Money Store Home. Improvement Trust
              7.41%, Ser 1999-1 Class M1 05/15/2017..........    AA                  86
  10,000    Peco Energy Transition Trust
              6.13%, Ser 1999-A Class A7 03/01/2009..........   AAA              11,302
   1,500    Standard Credit Card Master Trust
              8.45%, Ser 1995-1 Class B 01/07/2007...........   A                 1,661
                                                                             ----------
                                                                                 46,355
                                                                             ----------

            TRANSPORTATION -- 0.5%
  10,000    Connecticut RRB Special Purpose Trust CL&P-1
              6.21%, Ser 2001-1 Class A5 12/30/2011..........   AAA              11,394
                                                                             ----------

            UTILITIES -- 0.5%
  10,000    PSE&G Transition Funding LLC
              6.61%, Ser 2001-1 Class A6 06/16/2015...........  AAA              11,641
                                                                             ----------
            Total asset backed and commercial mortgage
              securities (cost $65,306)                                      $   69,390
                                                                             ==========
CORPORATE BONDS: INVESTMENT GRADE -- 16.8%
            BASIC MATERIALS -- 1.5%
   4,000    Alcan, Inc.
              6.45%, 03/15/2011...............................  A-                4,533
   7,000    Alcoa, Inc.
              7.375%, 08/01/2010..............................  A                 8,301
     500    ICI Wilmington, Inc.
              6.95%, 09/15/2004...............................  BBB                 525
   7,000    Rohm & Haas Co.
              7.40%, 07/15/2009...............................  BBB+              8,326
   4,000    Vulcan Materials Co.
              5.75%, 04/01/2004...............................  A+                4,148
   7,000    Westvaco Corp.
              7.95%, 02/15/2031...............................  BBB               8,261
                                                                             ----------
                                                                                 34,094
                                                                             ----------

            CAPITAL GOODS -- 0.9%
   5,000    Eaton Corp.
              6.95%, 11/15/2004...............................  A-                5,389
   2,000    Parker-Hannifin Corp.
              5.65%, 09/15/2003...............................  A                 2,030
   2,000    Pitney Bowes, Inc.
              5.50%, 04/15/2004...............................  AA                2,076
   2,000    Rockwell International Corp.
              6.70%, 01/15/2028...............................  A                 2,209
   7,000    United Technologies Corp.
              7.125%, 11/15/2010..............................  A+                8,330
                                                                             ----------
                                                                                 20,034
                                                                             ----------

            CONSUMER CYCLICAL -- 1.1%
   4,000    Albertson's, Inc.
              6.55%, 08/01/2004...............................  BBB+              4,184
     500    DaimlerChrysler N.A. Holding Corp.
              7.40%, 01/20/2005...............................  BBB+                540
     250    DaimlerChrysler N.A. Holding Corp.
              7.75%, 01/18/2011...............................  BBB+                291
   4,000    Target Corp.
              5.875%, 11/01/2008..............................  A+                4,508
     250    Federated Department Stores, Inc.
              6.30%, 04/01/2009...............................  BBB+                274
   3,000    Ford Motor Co.
              6.625%, 10/01/2028..............................  BBB               2,447
   5,000    Home Depot, Inc.
              6.50%, 09/15/2004...............................  AA                5,323

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD ADVISERS FUND

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S     MARKET
 AMOUNT                                                           RATING      VALUE(C)
---------                                                       ----------   ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            CONSUMER CYCLICAL -- (CONTINUED)
$    250    Sysco Corp.                                         AA-
              6.50%, 08/01/2028...............................               $      281
   6,000    Wal-Mart Stores, Inc.                               AA
              6.875%, 08/10/2009..............................                    7,105
                                                                             ----------
                                                                                 24,953
            CONSUMER STAPLES -- 2.5%
   4,000    Anheuser-Busch Companies, Inc.....................  A+
              7.55%, 10/01/2030                                                   5,167
   5,000    Archer-Daniels-Midland Co.........................  A+
              7.00%, 02/01/2031                                                   5,979
   2,000    Archer-Daniels-Midland Co.........................  A+
              8.125%, 06/01/2012                                                  2,520
   7,000    Clorox Co.........................................  A+
              6.125%, 02/01/2011                                                  7,840
     250    Coca-Cola Bottling Co.............................  BBB
              6.375%, 05/01/2009                                                    281
   4,000    Coca-Cola Enterprises, Inc........................  A
              5.75%, 11/01/2008                                                   4,477
   2,000    Colgate-Palmolive Co..............................  Aa3*
              5.58%, 11/06/2008                                                   2,212
   4,906    ConAgra Foods, Inc................................  BBB+
              6.70%, 08/01/2027                                                   5,631
   2,000    Hershey Foods Corp................................  A+
              7.20%, 08/15/2027                                                   2,383
     500    Pepsi Bottling Group, Inc.........................  A-
              7.00%, Ser B 03/01/2029                                               593
   7,000    PepsiAmericas, Inc................................  A-
              5.95%, 02/15/2006                                                   7,602
   3,000    PepsiAmericas, Inc................................  A-
              6.375%, 05/01/2009                                                  3,290
     250    Proctor & Gamble Co...............................  AA-
              6.875%, 09/15/2009                                                    297
   7,000    Proctor & Gamble Co...............................  AA-
              9.36%, Ser A 01/01/2021                                             9,588
                                                                             ----------
                                                                                 57,860
                                                                             ----------

            ENERGY -- 0.6%
   7,000    Atlantic Richfield Co.............................  AA+
              5.90%, 04/15/2009                                                   7,827
     500    Conoco, Inc.......................................  A-
              6.95%, 04/15/2029                                                     585
   4,000    National Fuel Gas Co..............................  BBB+
              6.00%, 03/01/2009                                                   4,380
                                                                             ----------
                                                                                 12,792
                                                                             ----------

            FINANCE -- 5.5%
   4,000    ACE INA Holdings Corp.............................  BBB+
              8.30%, 08/15/2006                                                   4,540
   2,000    Allstate Corp.....................................  A+
              6.75%, 05/15/2018                                                   2,260
     250    American General Corp.............................  AAA
              6.625%, 02/15/2029                                                    283
     545    American Reinsurance Corp.........................  BBB+
              7.45%, Ser B 12/15/2026                                               571
   1,420    Amerus Group, Inc.................................  BBB+
              6.95%, 06/15/2005                                                   1,445
   7,000    Apache Finance Property Ltd.......................  A-
              7.00%, 03/15/2009                                                   8,097
     500    Aristar, Inc......................................  A-
              7.25%, 06/15/2006                                                     567
   4,000    AXA Financial, Inc................................  A
              7.00%, 04/01/2028                                                   4,323
   3,000    Bank One Corp.....................................  A
              6.50%, 02/01/2006                                                   3,337
   3,000    Bank One Corp.....................................  A
              6.875%, 08/01/2006                                                  3,395
   2,000    Bayerische Landesbank NY..........................  AAA
              5.65%, 02/01/2009                                                   2,199
     250    Boeing Capital Corp...............................  A+
              6.10%, 03/01/2011                                                     263
     500    BSCH Issuance Ltd.................................  A-
              7.625%, 11/03/2009                                                    587
     500    Citigroup, Inc....................................  AA-
              6.50%, 01/18/2011                                                     572
   2,725    ERAC USA Finance Co...............................  BBB+
              7.35%, 06/15/2008(f)                                                3,090
  10,000    Financing Corp....................................  Aaa*
              9.80%, 04/06/2018                                                  15,283
     545    First Union National Bank.........................  A
              5.80%, 12/01/2008                                                     600
     500    General Motors Acceptance. Corp.                     BBB
              6.15%, 04/05/2007                                                     518
   7,000    General Motors Acceptance. Corp.                     BBB
              8.00%, 11/01/2031                                                   7,291
     250    Heller Financial, Inc.............................  AAA
              6.375%, 03/15/2006                                                    276
     500    Household Finance Corp............................  A
              6.00%, 05/01/2004                                                     521
   4,000    International Lease Finance. Corp.                   AA-
              5.75%, 02/15/2007                                                   4,224
     500    J.P. Morgan Chase & Co............................  A
              6.75%, 02/01/2011                                                     569
   2,000    Jackson National Life Insurance. Co.                 A+
              8.15%, 03/15/2027(f)                                                2,245
   4,000    John Hancock Financial. Services, Inc.               A+
              7.375%, 02/15/2024(f)                                               4,520
   2,755    Key Bank N.A., Inc................................  A
              5.80%, 04/01/2004                                                   2,860
     250    KeyCorp Capital II................................  BBB
              6.875%, 03/17/2029                                                    246
     250    Korea Development Bank............................  A-
              7.125%, 04/22/2004                                                    260

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S     MARKET
 AMOUNT                                                           RATING      VALUE(C)
---------                                                       ----------   ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            FINANCE -- (CONTINUED)
$  5,000    Liberty Mutual Insurance..........................  A-
              8.20%, 05/04/2007(f)                                           $    5,185
   1,000    MBIA, Inc.........................................  AA
              7.00%, 12/15/2025                                                   1,071
     250    National City Corp................................  A-
              6.875%, 05/15/2019                                                    289
     500    NBD Bancorp, Inc..................................  A-
              7.125%, 05/15/2007                                                    569
   3,100    New England Mutual Life Insurance Co. ............  A+
              7.875%, 02/15/2024(f)                                               3,610
   7,000    Provident Companies, Inc..........................  BBB-
              7.00%, 07/15/2018                                                   6,650
   2,000    Prudential Funding LLC............................  A2*
              6.75%, 09/15/2023(f)                                                2,019
     500    Prudential Insurance Company of America...........  A+
              6.375%, 07/23/2006(f)                                                 548
     500    ReliaStar Financial Corp..........................  A+
              8.00%, 10/30/2006                                                     575
     250    Republic New York Capital I.......................  A-
              7.75%, 11/15/2026                                                     279
     500    Salomon Smith Barney Holdings, Inc. ..............  AA-
              5.875%, 03/15/2006                                                    544
     500    St. Paul Bancorp, Inc.............................  BBB+
              7.125%, 02/15/2004                                                    518
   4,000    St. Paul Companies, Inc...........................  BBB+
              5.75%, 03/15/2007                                                   4,243
     200    State Street Corp.................................  A+
              7.65%, 06/15/2010                                                     243
     500    Texaco Capital, Inc...............................  AA
              8.625%, 06/30/2010                                                    633
     500    Textron Financial Corp............................  A-
              7.125%, 12/09/2004                                                    530
   3,000    Torchmark Corp....................................  A
              8.25%, 08/15/2009                                                   3,457
   2,000    Toyota Motor Credit Corp..........................  AAA
              5.50%, 12/15/2008                                                   2,219
   4,000    UnitedHealth Group, Inc...........................  A
              7.50%, 11/15/2005                                                   4,503
     250    Verizon Global Funding Corp.......................  A+
              7.25%, 12/01/2010                                                     292
     250    Verizon Global Funding Corp.......................  A+
              7.75%, 12/01/2030                                                     309
   3,000    Wachovia Corp.....................................  A-
              5.625%, 12/15/2008                                                  3,342
   4,000    Wells Fargo Bank N.A..............................  A+
              6.45%, 02/01/2011                                                   4,590
   4,165    XL Capital Europe plc.............................  A+
              6.50%, 01/15/2012                                                   4,547
                                                                             ----------

                                                                                125,707
                                                                             ----------
            HEALTH CARE -- 1.0%
$  4,000    Becton, Dickinson & Co............................  A+
              6.70%, 08/01/2028                                              $    4,543
   4,000    Bristol-Myers Squibb Co...........................  AA
              5.75%, 10/01/2011                                                   4,344
   4,000    Cardinal Health, Inc..............................  A
              6.75%, 02/15/2011                                                   4,657
   3,000    Pharmacia Corp....................................  AAA
              6.60%, 12/01/2028                                                   3,552
   4,000    Wyeth.............................................  A
              6.70%, 03/15/2011                                                   4,593
                                                                             ----------
                                                                                 21,689
                                                                             ----------

            SERVICES -- 1.6%
     250    Clear Channel Communications, Inc. ...............   BBB-
              7.65%, 09/15/2010                                                     293
   7,000    Comcast Cable Communications, Inc. ...............   BBB
              6.875%, 06/15/2009+                                                 7,835
     500    Comcast Cable Communications, Inc. ...............   BBB
              8.50%, 05/01/2027                                                     637
     500    Park Place Entertainment Corp.....................  BBB-
              8.50%, 11/15/2006                                                     541
   7,000    USA Networks, Inc.................................  BBB-
              6.75%, 11/15/2005                                                   7,407
     500    Viacom, Inc.......................................  A-
              7.625%, 01/15/2016                                                    619
   7,000    Viacom, Inc.......................................  A-
              7.70%, 07/30/2010+                                                  8,490
   7,000    Walt Disney Co....................................  BBB+
              6.375%, 03/01/2012                                                  7,657
   3,000    Washington Post Co................................  A+
              5.50%, 02/15/2009                                                   3,253
     250    Waste Management, Inc.............................  BBB
              7.375%, 08/01/2010                                                    291
                                                                             ----------
                                                                                 37,023
                                                                             ----------

            TECHNOLOGY -- 1.1%
     500    ALLTEL Corp.......................................  A
              6.80%, 05/01/2029                                                     570
   2,545    AT&T Corp.........................................  BBB+
              8.50%, 11/15/2031                                                   2,834
   1,000    Computer Associates International, Inc. ..........  BBB+
              6.50%, Ser B 04/15/2008                                             1,060
     500    Cox Communications, Inc...........................  BBB
              6.40%, 08/01/2008                                                     560
   2,000    Danaher Corp......................................  A+
              6.00%, 10/15/2008                                                   2,226
     250    GTE Corp..........................................  A+
              7.51%, 04/01/2009                                                     290
   5,000    Hewlett-Packard Co................................  A-
              7.15%, 06/15/2005                                                   5,504

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD ADVISERS FUND

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S     MARKET
 AMOUNT                                                           RATING      VALUE(C)
---------                                                       ----------   ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
$    250    Koninklijke KPN N.V.                                BBB
              8.375%, 10/01/2030..............................               $      316
     500    Lockheed Martin Corp.                               BBB
              7.65%, 05/01/2016...............................                      623
   1,000    New York Telephone Co.                              A+
              6.00%, 04/15/2008...............................                    1,107
     400    Raytheon Co.                                        BBB-
              7.20%, 08/15/2027...............................                      456
   7,055    Sprint Capital Corp.                                BBB-
              6.125%, 11/15/2008..............................                    7,196
     250    Sprint Capital Corp.                                BBB-
              6.875%, 11/15/2028..............................                      231
     250    Sprint Capital Corp.                                BBB-
              7.625%, 01/30/2011..............................                      269
     250    Telecomunicaciones de Puerto Rico, Inc.             BBB+
              6.65%, 05/15/2006...............................                      267
     500    Telefonica Europe B.V.                              A
              7.35%, 09/15/2005...............................                      558
     500    Time Warner, Inc.                                   BBB+
              6.875%, 06/15/2018..............................                      525
     500    Vodafone Group plc                                  A
              7.875%, Ser B 02/15/2030........................                      642
                                                                             ----------
                                                                                 25,234
                                                                             ----------
            TRANSPORTATION -- 0.4%
   6,000    Burlington Northern Sante Fe. Corp.                  BBB+
              7.875%, 04/15/2007                                                  7,019
     750    CSX Corp..........................................  BBB
              7.90%, 05/01/2017                                                     938
     250    Norfolk Southern Corp.............................  BBB
              6.75%, 02/15/2011                                                     286
                                                                             ----------
                                                                                  8,243
                                                                             ----------

            UTILITIES -- 0.6%
   4,000    Alabama Power Co..................................  A
              7.125%, Ser K 08/15/2004                                            4,271
     500    Alabama Power Co..................................  A
              7.125%, Ser L 10/01/2007                                              578
     255    Chilquinta Energia Finance Co.....................  AAA
              6.62%, 04/01/2011(f)                                                  284
   4,000    Duke Energy Corp..................................  A-
              5.375%, Ser B 01/01/2009                                            4,244
     500    Duke Energy Corp..................................  A-
              6.00%, Ser A 12/01/2028                                               501
   2,000    Kansas City Power & Light Co......................  BBB
              7.125%, 12/15/2005                                                  2,206
     500    Madison Gas & Electric Co.........................  AA-
              6.02%, 09/15/2008                                                     542
     189    Niagara Mohawk Power Corp.........................  A-
              7.625%, Ser F 10/01/2005                                              211
   1,150    Northern Border Pipeline, Inc.....................  A-
              7.75%, Ser A 09/01/2009                                             1,273
     250    TransCanada Pipelines Ltd.........................  A-
              6.49%, 01/21/2009                                                     274
                                                                             ----------
                                                                                 14,384
                                                                             ----------
            Total corporate bonds: investment grade
              (cost $344,100)                                                $  382,013
                                                                             ==========

                                                                               MARKET
                                                                              VALUE(C)
                                                                             ----------
U.S. GOVERNMENT SECURITIES -- 14.4%
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.0%
     255    6.30% 2008........................................               $      285
      26    9.00% 2016 -- 2021................................                       29
                                                                             ----------
                                                                                    314
                                                                             ----------

            GOVERNMENT NATIONAL MORTGAGE -- 2.9%
  20,174    6.00% 2023 -- 2031................................                   21,120
  17,560    6.50% 2026 -- 2029................................                   18,489
  22,010    7.00% 2023 -- 2032................................                   23,372
   3,299    8.00% 2029 -- 2031................................                    3,568
     326    9.00% 2023........................................                      363
                                                                             ----------
                                                                                 66,912
                                                                             ----------

            U.S. TREASURY SECURITIES -- 11.5%
  20,000    2.125% 2004.......................................                   20,243
 100,000    6.00% 2004+.......................................                  106,117
  90,000    6.25% 2023........................................                  106,594
  25,000    6.50% 2005+.......................................                   27,740
                                                                             ----------
                                                                                260,694
                                                                             ----------
            Total U.S. government securities..................
              (cost $313,865)                                                $  327,920
                                                                             ==========
            Total long-term investments.......................
              (cost $2,337,447)                                              $2,201,687
                                                                             ==========

SHORT-TERM INVESTMENTS -- 5.7%
            COLLATERAL FOR SECURITIES LENDING -- 3.0%
     560    Evergreen Cash Management Money Market. Fund                            560
  66,736    Evergreen Institutional Money Market Fund.........                   66,736
                                                                             ----------
                                                                                 67,296
                                                                             ----------

            FINANCE -- 2.7%
  62,717    Joint Repurchase Agreement,.......................
              1.27%, 05/01/2003 (Note 2f)                                        62,717
                                                                             ----------
            Total short-term investments......................
              (cost $130,013)                                                $  130,013
                                                                             ==========
            Total investments in securities...................
              (cost $2,467,460)(b)                                           $2,331,700
                                                                             ==========

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value..............   $2,331,700
Cash.............................................            9
Receivables:
  Investment securities sold.....................       18,155
  Fund shares sold...............................        4,189
  Dividends and interest.........................       12,146
Other assets.....................................          662
                                                    ----------

Total assets.....................................    2,366,861
                                                    ----------

LIABILITIES
Payables:
  Payable upon return of securities loaned (Note
    2)...........................................       67,296
  Investment securities purchased................       16,554
  Fund shares redeemed...........................        3,468
  Payable for investment advisory and management
    fees (Note 3)................................        1,176
  Payable for distribution fees (Note 3).........          258
Accrued expenses.................................          957
                                                    ----------

Total liabilities................................       89,709
                                                    ----------

Net assets.......................................   $2,277,152
                                                    ==========


SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  460,000 shares authorized; 174,922 shares
  outstanding....................................   $2,744,369
Accumulated undistributed net investment
  income.........................................        2,305
Accumulated net realized loss on investments.....     (333,762)
Unrealized depreciation of investments in
  securities.....................................     (135,760)
                                                    ----------

Net assets.......................................   $2,277,152
                                                    ==========


Class A
  Net asset value per share ($1,308,459 / 100,243
    shares outstanding)...........................  $13.05
                                                    ======
  Maximum offering price per share
    ($13.05 / 94.5%)..............................  $13.81
                                                    ======
Class B
  Net asset value per share ($556,133 / 43,050
    shares outstanding)...........................  $12.92
                                                    ======
Class C
  Net asset value per share ($406,590 / 31,177
    shares outstanding)...........................  $13.04
                                                    ------
  Maximum offering price per share
    ($13.04 / 99.0%)..............................  $13.17
                                                    ======
Class Y
  Net asset value per share ($5,970 / 452 shares
    outstanding)..................................  $13.21
                                                    ======

  (a)  Presently non-income producing.

  (b) At April 30, 2003, the cost of securities for federal income tax purposes is $2,477,094 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation.......................  $  84,878
   Unrealized depreciation.......................   (230,272)
                                                   ---------
   Net unrealized depreciation...................  $(145,394)
                                                   =========

  (c) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 2.25% of total net assets as of April 30, 2003.

  (e) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors." This investment has been identified by portfolio management as an illiquid security:

   PERIOD
   ACQUIRED  SHARES/PAR           SECURITY          COST BASIS
   --------  ----------           --------          ----------
   1997       @@          Minorplanet Systems USA       $5
                          (Warrants) -- 144A

       The aggregate value of this security at April 30, 2003, was @@, which represents .00% of total net assets

  (f) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors." Pursuant to guidelines adopted by the Board of Directors, these issues are deemed to be liquid. The aggregate value of these securities at April 30, 2003, was $21,501, which represents .94% of total net assets.

    + Security is fully or partially on loan as of April 30, 2003. See Note 2d of accompanying Notes to Financial Statements.

   @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

    *  Moody's Rating

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD CAPITAL APPRECIATION FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------


                                                                  MARKET
 SHARES                                                          VALUE(C)
---------                                                       ----------
COMMON STOCK -- 91.0%
            BASIC MATERIALS -- 9.9%
     639    3M Co. ...........................................  $   80,514
   2,271    Agrium, Inc. .....................................      25,686
     595    Alcoa, Inc. ......................................      13,648
     991    Engelhard Corp. (with rights).....................      24,324
   1,000    Freeport-McMoRan Copper & Gold, Inc.. Class B
              (with rights)+                                        17,310
   2,481    Gold Fields Ltd. ADR+.............................      25,184
     497    Kimberly-Clark Corp. .............................      24,751
     866    Mining and Metallurgical Co. Norilsk Nickel ADR...      20,262
      53    Potash Corp. of Saskatchewan+.....................       3,250
     300    Rohm & Haas Co. (with rights).....................       9,933
   3,157    Sappi Ltd. ADR+...................................      38,994
   3,781    Smurfit-Stone Container Corp. (with rights)(a)+ ..      53,204
                                                                ----------

                                                                   337,060
                                                                ----------

            CAPITAL GOODS -- 7.3%
   2,472    AGCO Corp.(a).....................................      45,021
   7,648    Bombardier, Inc. .................................      18,499
   1,250    Deere & Co. (with rights).........................      55,038
     300    Northrop Grumman Corp. (with rights)+.............      26,385
     170    Optical Switch Private Placement(e)...............          @@
   1,332    Pall Corp. (with rights)..........................      28,138
   4,863    Tyco International Ltd. (with rights)+............      75,864
                                                                ----------

                                                                   248,945
                                                                ----------

            CONSUMER CYCLICAL -- 5.7%
   1,104    AutoNation, Inc.(a)+..............................      15,295
   1,226    Borders Group, Inc.(a)+...........................      19,608
     274    Cheesecake Factory, Inc. (with rights)(a).........       8,662
     137    CSK Auto Corp.(a).................................       1,404
   1,700    Delphi Corp. .....................................      14,280
   2,854    Foster Wheeler Ltd.(a)+...........................       5,994
     247    Gap, Inc. ........................................       4,108
   3,400    i2 Technologies, Inc. (with rights)(a)(e)+........       1,190
   1,324    McDonald's Corp. .................................      22,637
     889    Neiman Marcus Group, Inc. Class A(a)..............      28,499
   3,523    OfficeMax, Inc. (with rights)(a)..................      19,903
   2,404    Toyota Motor Corp. ...............................      54,419
                                                                ----------

                                                                   195,999
                                                                ----------

            CONSUMER STAPLES -- 1.3%
   1,561    Bunge Ltd. .......................................      43,712
                                                                ----------

            ENERGY -- 8.3%
   1,000    Burlington Resources, Inc. (with rights)..........      46,310
   1,288    China Petroleum & Chemical Corp. ADR..............      25,596
   3,035    Halliburton Co. (with rights).....................      64,973
     881    PetroChina Co. Ltd. ADR+..........................      20,492
   6,200    Sasol Ltd. ADR....................................      68,448
   1,183    Valero Energy Corp.+..............................      43,468
     800    XTO Energy, Inc. (with rights)....................      15,600
                                                                ----------

                                                                   284,887
                                                                ----------
            FINANCE AND INSURANCE -- 14.2%
   3,409    ACE Ltd. ADR (with rights)........................     112,776
   1,155    American International Group, Inc. ...............      66,935
     910    Bank One Corp. ...................................      32,806
   1,283    Capital One Financial Corp.+......................      53,707
   2,617    Citigroup, Inc. ..................................     102,713
     455    Countrywide Financial Corp.+......................      30,744
     684    Freddie Mac.......................................      39,586
     600    Golden West Financial Corp. ......................      45,252
                                                                ----------
                                                                   484,519
                                                                ----------

            HEALTH CARE -- 11.3%
   1,762    Baxter International, Inc. (with rights)..........      40,521
     900    Bright Horizons Family Solutions, Inc.(a).........      27,027
     865    Guidant Corp. ....................................      33,726
      33    HCA, Inc. ........................................       1,050
   1,206    IVAX Corp.(a).....................................      19,387
   2,000    King Pharmaceuticals, Inc.(a).....................      25,220
   2,287    McKesson Corp. ...................................      63,433
     387    Regeneron Pharmaceutical, Inc.(a)+................       2,450
   3,415    Schering-Plough Corp. (with rights)...............      61,811
   2,099    Shionogi & Co. Ltd. ..............................      24,922
     895    Teva Pharmaceutical Industries Ltd. ADR...........      41,806
   1,510    Watson Pharmaceuticals, Inc.(a)+..................      43,890
                                                                ----------
                                                                   385,243
                                                                ----------

            SERVICES -- 9.0%
   1,418    Comcast Corp. Special Class A(a)..................      42,634
   2,155    Computer Sciences Corp.(a)+.......................      71,004
   1,882    Exel plc..........................................      18,044
     550    Manpower, Inc.+...................................      18,084
   1,810    SAP AG ADR+.......................................      46,178
   1,644    USA Interactive(a)+...............................      49,226
   2,155    Waste Management, Inc. ...........................      46,815
   1,006    Wynn Resorts Ltd.(a)..............................      16,998
                                                                ----------
                                                                   308,983
                                                                ----------

            TECHNOLOGY -- 20.7%
   2,625    Agile Software Corp. (with rights)(a).............      18,218
   3,000    AOL Time Warner, Inc. (with rights)(a)............      41,040
     400    Dell Computer Corp. (with rights)(a)..............      11,564
     326    Electronic Arts, Inc.(a)..........................      19,328
      69    First Data Corp. .................................       2,687
   3,661    Flextronics International Ltd.(a)+................      32,035
   1,449    General Electric Co. .............................      42,667
  13,100    Interland, Inc.(a)(e).............................       9,825
     560    International Business Machines Corp. ............      47,552
   4,675    Liberty Media Corp. Class A(a)+...................      51,429
   1,341    Microsoft Corp.+..................................      34,284

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------


                                                                                MARKET
 SHARES                                                                        VALUE(C)
---------                                                                     ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
  11,349    Nextel Communications, Inc. Class A(a)+...........                $  167,852
  21,169    Nortel Networks Corp.(a)+.........................                    54,615
   1,535    Pegasystems, Inc.(a)..............................                    10,486
     125    Sabre Holdings Corp.(a)...........................                     2,622
     275    Samsung Electronics Co. Ltd. .....................                    69,033
     148    Sony Corp. ADR....................................                     3,652
   6,285    Taiwan Semiconductor Manufacturing Co.. Ltd.(a)                        8,618
     289    Thermo Electron Corp. (with rights)(a)............                     5,257
   2,328    Time Warner Telecom, Inc. Class A(a)+.............                     8,382
   2,932    VeriSign, Inc. (with rights)(a)...................                    36,409
     536    Verizon Communications, Inc. .....................                    20,017
       1    Yahoo Japan Corp.(a)..............................                     9,124
                                                                              ----------

                                                                                 706,696
                                                                              ----------

            TRANSPORTATION -- 1.7%
   1,061    CSX Corp. (with rights)...........................                    33,937
     650    Ryanair Holdings plc ADR(a)+......................                    25,786
                                                                              ----------

                                                                                  59,723
                                                                              ----------

            UTILITIES -- 1.6%
     550    FPL Group, Inc. (with rights).....................                    33,472
   1,119    TXU Corp. (with rights)+..........................                    22,281
                                                                              ----------

                                                                                  55,753
                                                                              ----------

            Total common stock (cost $3,148,074)..............                $3,111,520
                                                                              ==========

PREFERRED STOCKS -- 0.7%
            ENERGY -- 0.7%
   1,338    Petroleo Brasileiro S.A. ADR......................                    22,895
                                                                              ----------

            TECHNOLOGY -- 0.0%
   1,205    SensAble Technologies, Inc. Class C Private
              Placement(e)....................................                     2,398
                                                                              ----------

            Total preferred stocks (cost $24,597).............                $   25,293
                                                                              ==========



                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S      MARKET
 AMOUNT                                                           RATING       VALUE(C)
---------                                                       -----------   ----------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 1.5%
            TECHNOLOGY -- 1.5%
$ 29,700    Qwest Capital Funding, Inc.,
              7.25%, 02/15/2011+ .............................  CCC+          $   24,577
  29,700    Qwest Capital Funding, Inc.,
              7.90%, 08/15/2010 ..............................  CCC+              25,022
                                                                              ----------
                                                                                  49,599
                                                                              ----------
            Total corporate bonds: non-investment grade (cost
              $38,581)........................................                $   49,599
                                                                              ----------
            Total long-term investments (cost $3,211,252).....                $3,186,412
                                                                              ==========

SHORT-TERM INVESTMENTS -- 18.6%
            COLLATERAL FOR SECURITIES LENDING -- 12.1%
  97,658    Bear Stearns Agency Mortgage Repurchase
              Agreement,
              1.36%, 05/01/2003 (Note 2f).....................                    97,658
 150,000    Dreyfus Cash Management (Note 2f).................                   150,000
  15,000    Short Term Investments Co. Liquid Assets
              Portfolio (Note 2f).............................                    15,000
 150,000    Wells Fargo Cash Investment Fund Institutional
              Class #451 (Note 2f)............................                   150,000
                                                                              ----------
                                                                                 412,658
                                                                              ----------

            FINANCE -- 6.6%
 224,296    Joint Repurchase Agreement,
              1.27%, 05/01/2003 (Note 2f).....................                   224,296
                                                                              ----------
            Total short-term investments (cost $636,954)......                $  636,954
                                                                              ----------
            Total investments in securities (cost $3,848,206).                $3,823,366
                                                                              ==========

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD CAPITAL APPRECIATION FUND

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value...............  $3,823,366
Cash..............................................          @@
Foreign currency on deposit with custodian (cost
  $499)...........................................         499
Unrealized appreciation in forward foreign.
  currency contracts                                        48
Receivables:
  Investment securities sold......................      21,241
  Fund shares sold................................       6,720
  Dividends and interest..........................       4,047
Other assets......................................         901
                                                    ----------

Total assets......................................   3,856,822
                                                    ----------

LIABILITIES
Payables:
  Payable upon return of securities loaned (Note
    2)............................................     412,658
  Investment securities purchased.................      16,243
  Fund shares redeemed............................       4,099
  Payable for investment advisory and management
    fees (Note 3).................................       1,817
  Payable for distribution fees (Note 3)..........         405
Accrued expenses..................................       1,350
                                                    ----------

Total liabilities.................................     436,572
                                                    ----------

Net assets........................................  $3,420,250
                                                    ==========
SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share; 625,000
shares authorized; 166,154 shares outstanding.....  $4,395,712
Accumulated undistributed net investment loss.....      (8,077)
Accumulated net realized loss on investments and
  foreign. currency transactions                      (942,553)
Unrealized depreciation of investments in
  securities and. the translations of assets and
  liabilities denominated in foreign currency          (24,832)
                                                    ----------

Net assets........................................  $3,420,250
                                                    ==========


Class A
  Net asset value per share ($1,747,542 / 82,665
    shares outstanding)...........................  $21.14
                                                    ------
  Maximum offering price per share
    ($21.14 / 94.5%)..............................  $22.37
                                                    ======
Class B
  Net asset value per share ($892,612 / 44,640
    shares outstanding)...........................  $20.00
                                                    ======
Class C
  Net asset value per share ($747,777 / 37,378
    shares outstanding)...........................  $20.01
                                                    ------
  Maximum offering price per share
    ($20.01 / 99.0%)..............................  $20.21
                                                    ======
Class Y
  Net asset value per share ($32,319 / 1,471
    shares outstanding)...........................  $21.98
                                                    ======

  (a)  Presently non-income producing.

  (b) At April 30, 2003, the cost of securities for federal income tax purposes is $3,869,165 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation....  $ 304,610
   Unrealized depreciation....   (350,409)
                                ---------
   Net unrealized
     depreciation.............  $ (45,799)
                                =========

  (c) See Note 2b of accompanying Notes of Financial Statements regarding valuation of securities.

  (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 19.22% of total net assets as of April 30, 2003.

  (e) Restricted securities held (excluding 144A). These investments have been identified by portfolio management as illiquid securities:

    PERIOD
   ACQUIRED    SHARES              SECURITY             COST BASIS
   --------    -------             --------             ----------
   2001          3,400    i2 Technologies                $43,442
   2002         13,100    Interland, Inc.                 16,375
   2000            170    Optical Switch Private
                          Placement                        7,750
   2000          1,205    SensAble Technologies,
                          Inc. Class C Private
                          Placement                        4,000

     The aggregate value of these securities at April 30, 2003 is $13,413 which represents 0.39% of net assets.

    + Security is fully or partially on loan as of April 30, 2003. See Note 2d of accompanying
       Notes to Financial Statements.

   @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

      @@@FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT APRIL 30, 2003

                                        CONTRACT          DELIVERY           UNREALIZED
DESCRIPTION        MARKET VALUE          AMOUNT             DATE            APPRECIATION
-----------        ------------         --------         ----------         ------------
Japanese Yen
  (Buy)               $3,756             $3,708          05/01/2003             $48
Japanese Yen
  (Buy)                   10                 10          05/02/2003              @@
Japanese Yen
  (Buy)                  104                104          05/06/2003              @@
                                                                                ---
                                                                                $48
                                                                                ===

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD DIVIDEND AND GROWTH FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE(C)
---------                                                       ----------
COMMON STOCK -- 93.8%
            BASIC MATERIALS -- 10.1%
     374    Abitibi-Consolidated, Inc. .......................  $    2,618
     144    Akzo Nobel N.V. ADR...............................       3,213
     234    Alcan, Inc. ......................................       6,868
     960    Alcoa, Inc. ......................................      22,013
     121    Bowater, Inc. ....................................       4,703
     338    Dow Chemical Co. .................................      11,016
     742    DuPont (E.I.) de Nemours & Co. ...................      31,543
     313    Eastman Kodak Co. ................................       9,353
     268    Gillette Co. (with rights)........................       8,145
     318    Kimberly-Clark Corp. .............................      15,822
     423    Rohm & Haas Co. (with rights).....................      14,015
     230    Temple-Inland, Inc. (with rights).................      10,410
                                                                ----------

                                                                   139,719
                                                                ----------

            CAPITAL GOODS -- 5.0%
     495    Boeing Co. .......................................      13,504
     203    General Dynamics Corp. ...........................      12,581
     505    Honeywell International, Inc. ....................      11,925
     339    Parker-Hannifin Corp. (with rights)...............      13,799
     433    Pitney Bowes, Inc. (with rights)..................      15,192
     144    Tyco International Ltd. (with rights).............       2,248
                                                                ----------

                                                                    69,249
                                                                ----------

            CONSUMER CYCLICAL -- 4.7%
     225    Avery Dennison Corp. (with rights)................      11,901
     423    Caterpillar, Inc. (with rights)...................      22,234
     277    DaimlerChrysler AG+...............................       8,978
   1,013    McDonald's Corp. .................................      17,315
     336    Safeway, Inc.(a)..................................       5,591
                                                                ----------

                                                                    66,019
                                                                ----------

            CONSUMER STAPLES -- 7.1%
     383    Altria Group, Inc. ...............................      11,784
     627    EnCana Corp. .....................................      20,621
     338    General Mills, Inc. ..............................      15,265
     146    Kraft Foods, Inc. Class A.........................       4,524
     302    PepsiCo, Inc. ....................................      13,058
     693    Sara Lee Corp. (with rights)......................      11,620
     452    Weyerhaeuser Co. .................................      22,425
                                                                ----------

                                                                    99,297
                                                                ----------

            ENERGY -- 10.1%
     329    BP plc ADR........................................      12,672
     264    Chevron Texaco Corp. (with rights)................      16,569
     203    ConocoPhillips (with rights)......................      10,215
   1,101    Exxon Mobil Corp. ................................      38,770
     300    Halliburton Co. (with rights).....................       6,419
     286    Progress Energy, Inc. ............................      11,941
     440    Royal Dutch Petroleum Co. NY Shares...............      17,971
     258    Schlumberger Ltd. ................................      10,831
     229    Total Fina Elf S.A. ADR...........................      15,065
                                                                ----------

                                                                   140,453
                                                                ----------

            FINANCE AND INSURANCE -- 17.7%
     177    ACE Ltd. ADR (with rights)........................       5,849
     344    American International Group, Inc. ...............      19,923
     355    Bank One Corp. ...................................      12,787
      93    CIGNA Corp. (with rights).........................       4,885
   1,021    Citigroup, Inc. ..................................      40,062
     358    Franklin Resources, Inc. .........................      12,480
     257    Freddie Mac.......................................      14,898
     160    HSBC Holdings plc+................................       8,748
     104    Kimco Realty Corp. ...............................       3,779
     361    MBIA, Inc. .......................................      16,117
     395    Merrill Lynch & Co., Inc. ........................      16,223
     190    Morgan Stanley Dean Witter & Co. (with rights)....       8,507
     214    PNC Financial Services Group, Inc. (with rights)..       9,395
     259    St. Paul Companies, Inc. .........................       8,877
     545    Synovus Financial Corp. (with rights).............      10,613
     593    U.S. Bancorp (with rights)........................      13,142
     509    Wachovia Corp. (with rights)......................      19,453
     242    XL Capital Ltd. Class A (with rights).............      19,949
                                                                ----------
                                                                   245,687
                                                                ----------

            HEALTH CARE -- 9.1%
     572    Abbott Laboratories (with rights).................      23,257
     357    AstraZeneca plc ADR...............................      14,245
     124    Aventis S.A. ADR+.................................       6,242
     587    Baxter International, Inc. (with rights)..........      13,492
     178    Becton, Dickinson & Co. (with rights).............       6,291
     144    Guidant Corp. ....................................       5,630
     272    McKesson Corp. ...................................       7,554
     265    Monsanto Co. .....................................       4,619
     658    Pfizer, Inc. (with rights)........................      20,241
   1,384    Schering-Plough Corp. (with rights)...............      25,052
                                                                ----------
                                                                   126,623
                                                                ----------

            SERVICES -- 7.7%
     257    Automatic Data Processing, Inc. ..................       8,626
     294    Comcast Corp. Class A(a)..........................       9,386
     313    Comcast Corp. Special Class A(a)..................       9,400
     388    Computer Sciences Corp.(a)........................      12,794
     230    FedEx Corp. ......................................      13,778
     216    Gannett Co., Inc. (with rights)...................      16,325
     262    Harrah's Entertainment, Inc. (with rights)(a).....      10,316
     170    Omnicom Group, Inc. ..............................      10,542
     755    Waste Management, Inc. ...........................      16,397
                                                                ----------
                                                                   107,564
                                                                ----------

            TECHNOLOGY -- 12.3%
     500    Alcatel S.A. ADR+.................................       4,032
     842    AOL Time Warner, Inc. (with rights)(a)............      11,517
     534    Apple Computer, Inc.(a)...........................       7,581
     552    AT&T Corp. .......................................       9,410
     798    BellSouth Corp. (with rights).....................      20,328
     205    Emerson Electric Co. (with rights)................      10,399
     208    General Electric Co. .............................       6,134
     934    Hewlett-Packard Co. ..............................      15,221
     460    Intel Corp. ......................................       8,455
     361    International Business Machines Corp. ............      30,657
     266    Microsoft Corp. ..................................       6,791

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD DIVIDEND AND GROWTH FUND

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE(C)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
     984    Motorola, Inc. (with rights)......................  $    7,782
     877    Verizon Communications, Inc. .....................      32,799
                                                                ----------

                                                                   171,106
                                                                ----------

            TRANSPORTATION -- 4.3%
     366    Canadian Pacific Railway Ltd. ADR.................       8,470
     534    CSX Corp. (with rights)...........................      17,084
     457    Delta Air Lines, Inc. (with rights)+..............       5,842
     425    Union Pacific Corp. ..............................      25,302
     104    USFreightways Corp. ..............................       2,971
                                                                ----------

                                                                    59,669
                                                                ----------

            UTILITIES -- 5.7%
     110    Dominion Resources, Inc. .........................       6,513
     261    Duke Energy Corp. (with rights)...................       4,593
     412    Exelon Corp. .....................................      21,860
     435    FirstEnergy Corp. (with rights)...................      14,666
     294    FPL Group, Inc. (with rights).....................      17,896
     392    Pinnacle West Capital Corp. (with rights).........      13,015
                                                                ----------

                                                                    78,543
                                                                ----------

            Total common stock
              (cost $1,412,392)...............................  $1,303,929
                                                                ==========

PRINCIPAL
 AMOUNT
---------
SHORT-TERM INVESTMENTS -- 7.1%
            COLLATERAL FOR SECURITIES LENDING -- 1.1%
 $15,589    Boston Global Investment Trust (Note 2d)..........      15,589
                                                                ----------

            FINANCE -- 6.0%
  83,428    Joint Repurchase Agreement,
              1.27%, 05/01/2003 (Note 2f).....................      83,428
                                                                ----------

            Total short-term investments (cost $99,017).......  $   99,017
                                                                ==========

            Total investments in securities
              (cost $1,511,409)(b)............................  $1,402,946
                                                                ==========


                                                                  MARKET
 SHARES                                                          VALUE(C)
---------                                                       ----------
STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value...........................  $1,402,946
Receivables:
  Investment securities sold..................................       1,532
  Fund shares sold............................................       4,940
  Dividends and interest......................................       2,807
Other assets..................................................         373
                                                                ----------

Total assets..................................................   1,412,598
                                                                ----------

LIABILITIES
Payables:
  Payable upon return of securities loaned (Note
    2)........................................................      15,589
  Investment securities purchased.............................       3,543
  Fund shares redeemed........................................       1,490
  Payable for investment advisory and management
    fees (Note 3).............................................         736
  Payable for distribution fees (Note 3)......................         129
Accrued expenses..............................................         442
                                                                ----------

Total liabilities.............................................      21,929
                                                                ----------

Net assets....................................................  $1,390,669
                                                                ==========


SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share; 500,000
  shares authorized; 99,711 shares outstanding................  $1,561,816
Accumulated undistributed net investment income...............       1,055
Accumulated net realized loss on investments..................     (63,739)
Unrealized depreciation of investments in
  securities..................................................    (108,463)
                                                                ----------

Net assets....................................................  $1,390,669
                                                                ==========


Class A
  Net asset value per share ($976,132 / 69,749 shares
    outstanding)..............................................      $13.99
                                                                    ------
  Maximum offering price per share ($13.99 / 94.5%)...........      $14.80
                                                                    ======
Class B
  Net asset value per share ($205,360 / 14,849 shares
    outstanding)..............................................      $13.83
                                                                    ======
Class C
  Net asset value per share ($184,904 / 13,398 shares
    outstanding)..............................................      $13.80
                                                                    ------
  Maximum offering price per share ($13.80 / 99.0%)...........      $13.94
                                                                    ======
Class Y
  Net asset value per share ($24,273 / 1,715 shares
    outstanding)...............................................      $14.15
                                                                    ======

  (a)  Presently non-income producing.

  (b) At April 30, 2003, the cost of securities for federal income tax purposes is $1,518,767 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..................................................  $  44,657
      Unrealized depreciation..................................................   (160,478)
                                                                                 ---------
      Net unrealized depreciation..............................................  $(115,821)
                                                                                 =========

  (c) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 9.33% of total net assets as of April 30, 2003.

    + Security is fully or partially on loan as of April 30, 2003. See Note 2d of accompanying Notes to Financial Statements.

   @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD FOCUS FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2003(UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- 98.6%
            BASIC MATERIALS -- 2.5%
    116     Alcoa, Inc. ......................................  $  2,662
                                                                --------

            CAPITAL GOODS -- 2.8%
     34     Northrop Grumman Corp. (with rights)..............     3,017
                                                                --------

            CONSUMER CYCLICAL -- 5.4%
    226     Gap, Inc. ........................................     3,760
    117     Safeway, Inc.(a)..................................     1,948
                                                                --------

                                                                   5,708
                                                                --------

            CONSUMER STAPLES -- 8.0%
     65     Coca-Cola Co. ....................................     2,634
    161     Pepsi Bottling Group, Inc. .......................     3,307
     53     Weyerhaeuser Co. .................................     2,628
                                                                --------

                                                                   8,569
                                                                --------

            ENERGY -- 5.1%
     44     Chevron Texaco Corp. (with rights)................     2,776
    125     Halliburton Co. (with rights).....................     2,676
                                                                --------

                                                                   5,452
                                                                --------

            FINANCE AND INSURANCE -- 20.4%
     78     American International Group, Inc. ...............     4,526
     35     Bank of America Corp. ............................     2,614
    132     Citigroup, Inc. ..................................     5,177
     66     Merrill Lynch & Co., Inc. ........................     2,718
     90     State Street Corp. (with rights)..................     3,153
    219     Travelers Property Casualty Corp. Class B.........     3,550
                                                                --------

                                                                  21,738
                                                                --------

            HEALTH CARE -- 16.6%
     79     Abbott Laboratories (with rights).................     3,206
     75     Genzyme Corp. -- General Division(a)..............     3,013
    113     HCA, Inc. ........................................     3,611
     99     IDEC Pharmaceuticals Corp.(a).....................     3,229
    150     Pfizer, Inc. (with rights)........................     4,613
                                                                --------

                                                                  17,672
                                                                --------

            SERVICES -- 9.0%
    107     Comcast Corp. Class A(a)..........................     3,403
    110     Computer Sciences Corp.(a)........................     3,625
     44     FedEx Corp. ......................................     2,623
                                                                --------

                                                                   9,651
                                                                --------

            TECHNOLOGY -- 28.8%
    327     AOL Time Warner, Inc. (with rights)(a)............     4,469
    151     Cisco Systems, Inc. (with rights)(a)..............     2,269
    180     General Electric Co. .............................     5,301
    228     Hewlett-Packard Co. ..............................     3,718
    189     Intel Corp. ......................................     3,472
     43     International Business Machines Corp. ............     3,651
     55     Lockheed Martin Corp. ............................     2,753
    198     Microsoft Corp. ..................................     5,058
                                                                --------

                                                                  30,691
                                                                --------

            Total common stock (cost $111,516)................  $105,160
                                                                ========

PRINCIPAL
AMOUNT
---------
SHORT-TERM INVESTMENTS -- 2.8%
            FINANCE -- 2.8%
 $2,959     Joint Repurchase Agreement,
              1.27%, 05/01/2003 (Note 2f).....................     2,959
                                                                --------

            Total short-term investments (cost $2,959)........  $  2,959
                                                                ========

            Total investments in securities
              (cost $114,475)(b)..............................  $108,119
                                                                ========


STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value...........................  $108,119
Receivables:
  Investment securities sold..................................    10,752
  Fund shares sold............................................       118
  Dividends and interest......................................       110
Other assets..................................................        50
                                                                --------

Total assets..................................................   119,149
                                                                --------

LIABILITIES
Payables:
  Investment securities purchased.............................    12,253
  Fund shares redeemed........................................        89
  Payable for investment advisory and management
    fees  (Note 3)............................................        85
  Payable for distribution fees (Note 3)......................        12
Accrued expenses..............................................        58
                                                                --------

Total liabilities.............................................    12,497
                                                                --------

Net assets....................................................  $106,652
                                                                ========


The accompanying notes are an integral part of this financial statement.

 THE HARTFORD FOCUS FUND

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share; 300,000
  shares authorized; 14,017 shares outstanding......  $144,936
Accumulated undistributed net investment loss.......      (215)
Accumulated net realized loss on investments........   (31,713)
Unrealized depreciation of investments in
  securities........................................    (6,356)
                                                      --------

Net assets..........................................  $106,652
                                                      ========


Class A
  Net asset value per share ($63,371 / 8,282 shares
    outstanding).......................................  $7.65
                                                         -----
  Maximum offering price per share ($7.65 / 94.5%).....  $8.10
                                                         =====
Class B
  Net asset value per share ($18,649 / 2,471 shares
    outstanding).......................................  $7.55
                                                         =====
Class C
  Net asset value per share ($23,998 / 3,182 shares
    outstanding).......................................  $7.54
                                                         -----
  Maximum offering price per share ($7.54 / 99.0%).....  $7.62
                                                         =====
Class Y
  Net asset value per share ($634 / 82 shares
    outstanding).......................................  $7.72
                                                         =====

  (a)  Presently non-income producing.
  (b) At April 30, 2003, the cost of securities for federal income tax purposes is $116,119 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation........................  $  3,778
   Unrealized depreciation........................   (11,778)
                                                    --------
   Net unrealized depreciation....................  $ (8,000)
                                                    ========

  (c) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.
  (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
   @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD GLOBAL COMMUNICATIONS FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                               MARKET
 SHARES                                                                       VALUE(C)
---------                                                                     --------
COMMON STOCK -- 89.9%
            OTHER TELECOMMUNICATIONS -- 26.1%
     19     AT&T Corp.+....................................................   $   326
     13     China Telecom Corp. Ltd. ADR...................................       255
      7     France Telecom S.A.(e).........................................       168
      6     France Telecom S.A.............................................       143
      1     SBC Communications, Inc.+......................................        23
     17     Sprint Corp. (with rights)+....................................       198
     53     Telekom Austria AG(a)(e).......................................       548
      4     Telkom South Africa Ltd. ADR(a)+...............................        77
                                                                              -------

                                                                                1,738
                                                                              -------

            TELECOMMUNICATION RESELLERS -- 9.3%
     57     Citizens Communications Co. (with rights)(a)+..................       618

            WIRED TELECOMMUNICATIONS CARRIERS -- 21.6%
     93     BT Group plc...................................................       266
     23     Deutsche Telekom AG............................................       306
     46     Koninklijke (Royal) KPN N.V.(a)................................       303
     @@     Nippon Telegraph & Telephone Corp. ............................       228
     68     Telecom Italia S.p.A.+.........................................       333
                                                                              -------

                                                                                1,436
                                                                              -------

            WIRELESS TELECOMMUNICATIONS CARRIERS -- 32.9%
     30     Cable & Wireless plc...........................................        36
     10     Mobistar S.A.(a)(e)............................................       323
     33     Nextel Communications, Inc. Class A(a)+........................       487
     57     Nextel Partners, Inc. Class A(a)+..............................       331
     69     Qwest Communications International, Inc.(a)....................       260
      6     Verizon Communications, Inc.+..................................       221
    267     Vodafone Group plc.............................................       527
                                                                              -------

                                                                                2,185
                                                                              -------

            Total common stock (cost $5,289)...............................   $ 5,977
                                                                              =======


                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S
 AMOUNT                                                           RATING
---------                                                       ----------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 5.0%
            TELECOMMUNICATIONS -- OTHER -- 5.0%
 $  400     Qwest Capital Funding, Inc.
              7.25%, 02/15/2011.......................  CCC+                 $   331
                                                                             -------

            Total corporate bonds: non-investment grade
              (cost $242).....................................               $   331
                                                                             =======

            Total long-term investments (cost $5,531).........               $ 6,308
                                                                             =======


PRINCIPAL                                                                     MARKET
 AMOUNT                                                                      VALUE(C)
---------                                                                    --------
SHORT-TERM INVESTMENTS -- 30.2%
            BANKING -- 4.7%
 $  313     Joint Repurchase Agreement,
              1.27%, 05/01/2003 (Note 2f).................................   $   313
                                                                             -------

            COLLATERAL FOR SECURITIES LENDING -- 25.5%
  1,693     Navigator Prime Portfolio.....................................     1,693
                                                                             -------
            Total short-term investments (cost $2,006)....................   $ 2,006
                                                                             =======
            Total investments in securities (cost $7,537)(b)..............   $ 8,314
                                                                             =======

PRINCIPAL                                                                    MARKET
 AMOUNT                                                                     VALUE(C)
---------                                                                   --------
STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value..................                       $ 8,314
Cash.................................................                            @@
Foreign currency on deposit with custodian (cost
  $@@)...............................................                            @@
Receivables:
  Investment securities sold.........................                            22
  Fund shares sold...................................                            10
  Dividends and interest.............................                            13
Other assets.........................................                             7
                                                                            -------
Total assets.........................................                         8,366
                                                                            -------

LIABILITIES
Unrealized depreciation on forward foreign currency
  contracts..........................................                            @@
Payables:
  Payable upon return of securities loaned (Note
    2)...............................................                         1,693
  Investment securities purchased....................                            15
  Fund shares redeemed...............................                            @@
  Payable for investment advisory and management
    fees (Note 3)....................................                             5
  Payable for distribution fees (Note 3).............                             1
Accrued expenses.....................................                             1
                                                                            -------
Total liabilities....................................                         1,715
                                                                            -------
Net assets...........................................                       $ 6,651
                                                                            =======

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share; 300,000
  shares authorized; 1,864 shares outstanding........                       $14,092
Accumulated undistributed net investment loss........                            (4)
Accumulated net realized loss on investments and
  foreign currency transactions......................                        (8,214)
Unrealized appreciation of investments in securities
  and the translations of assets and liabilities
  denominated in foreign currency....................                           777
                                                                            -------
Net assets...........................................                       $ 6,651
                                                                            =======

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD GLOBAL COMMUNICATIONS FUND

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

Class A
  Net asset value per share ($4,277 / 1,194 shares
    outstanding)...................................   $3.58
                                                      -----
  Maximum offering price per share
    ($3.58 / 94.5%)................................   $3.79
                                                      =====
Class B
  Net asset value per share ($959 / 272 shares
    outstanding)...................................   $3.52
                                                      =====
Class C
  Net asset value per share ($859 / 244 shares
    outstanding)...................................   $3.52
                                                      -----
  Maximum offering price per share
    ($3.52 / 99.0%)................................   $3.56
                                                      =====
Class Y
  Net asset value per share ($556 / 154 shares
    outstanding)...................................   $3.62
                                                      =====

  (a)  Presently non-income producing.

  (b) At April 30, 2003, the cost of securities for federal income tax purposes was $7,807 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................$ 749

      Unrealized depreciation......................... (242)

      Net unrealized appreciation.....................$ 507
                                                      =====

  (c) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (e) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other
       "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2003, was $1,039, which represents
       15.62% of total net assets.

    + Security is fully or partially on loan as of April 30, 2003. See Note 2d of accompanying Notes to Financial Statements.

   @@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT APRIL 30, 2003

                                                                                        UNREALIZED
                                                  CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                  MARKET VALUE          AMOUNT             DATE            (DEPRECIATION)
-----------                  ------------         --------         ----------         --------------
Euro (Sell)                      $15                $15            05/05/2003               $@@
                                                                                            ==

                                    PERCENTAGE OF
DIVERSIFICATION BY COUNTRY           NET ASSETS
--------------------------          -------------
United States                           42.0%
United Kingdom                          12.5%
Austria                                  8.2%
Cash
  Equivalents/Receivables                5.1%
Italy                                    5.0%
Belgium                                  4.9%
France                                   4.7%
Netherlands                              4.6%
Germany                                  4.6%
China                                    3.8%
Japan                                    3.4%
South Africa                             1.2%
                                        -----
Total                                  100.0%
                                        =====

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD GLOBAL FINANCIAL SERVICES FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2003(UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE(C)
---------                                                       ----------
COMMON STOCK -- 94.7%
            AGENCIES, BROKERAGES, OTHER INSURANCE
            ACTIVITIES -- 6.3%
      28    Clark/Bardes, Inc.(a).............................  $      330
      15    Marsh & McLennan Companies, Inc. (with rights)....         715
                                                                ----------

                                                                     1,045
                                                                ----------

            COMMERCIAL BANKING -- 9.7%
     247    UniCredito Italiano S.p.A.+.......................       1,081
      53    Westpac Banking Corp Ltd. ........................         523
                                                                ----------

                                                                     1,604
                                                                ----------

            CONSUMER LENDING -- 2.0%
      10    Promise Co. Ltd. .................................         324
                                                                ----------

            DEPOSITORY CREDIT BANKING -- 25.3%
      11    Bank of Bermuda Ltd. .............................         379
      14    Bank of Hawaii Corp. .............................         461
      13    Bank One Corp. ...................................         476
       2    Canadian Western Bank.............................          45
      21    Citigroup, Inc. ..................................         820
       4    Golden West Financial Corp. ......................         294
      19    Hibernia Corp. Class A............................         351
      53    HSBC Holdings plc.................................         578
      17    KeyCorp...........................................         410
      14    People's Bank.....................................         379
                                                                ----------

                                                                     4,193
                                                                ----------

            INSURANCE CARRIERS -- 21.1%
      21    ACE Ltd. ADR (with rights)........................         688
      17    Aegon N.V. .......................................         172
       9    Ambac Financial Group, Inc. ......................         537
      12    American International Group, Inc. ...............         672
      18    Cincinnati Financial Corp. .......................         663
       8    MBIA, Inc. .......................................         367
      14    Reinsurance Group of America, Inc.+...............         390
                                                                ----------

                                                                     3,489
                                                                ----------

            INTERNATIONAL TRADE FINANCING (FOREIGN
            BANKS) -- 11.5%
      20    ABN AMRO Holding N.V. ............................         338
      60    Royal Bank of Scotland Group plc..................       1,566
                                                                ----------

                                                                     1,904
                                                                ----------

            MONETARY AUTHORITIES -- CENTRAL BANK -- 4.3%
      43    HBOS plc..........................................         505
      @@    Mitsubishi Tokyo Financial Group, Inc. ...........         210
                                                                ----------

                                                                       715
                                                                ----------

            NONDEPOSITORY CREDIT BANKING -- 4.0%
      11    Banco Latinoamericano de Exportaciones S.A.. ADR
              Class E(a)                                                98
       4    Fannie Mae........................................         311
       4    Freddie Mac.......................................         255
                                                                ----------

                                                                       664
                                                                ----------

            SECURITIES, COMMODITIES AND BROKERAGE -- 10.5%
       6    Goldman Sachs Group, Inc. ........................         471
      14    Investment Technology Group, Inc. (with
              rights)(a)......................................         199
       5    Lehman Brothers Holdings, Inc. ...................         327
      12    Merrill Lynch & Co., Inc. ........................         509
       5    Morgan Stanley Dean Witter & Co. (with rights)....         237
                                                                ----------

                                                                     1,743
                                                                ----------

            Total common stock................................
              (cost $17,099)                                    $   15,681
                                                                ==========

PRINCIPAL
 AMOUNT
---------
SHORT-TERM INVESTMENTS -- 5.0%
            BANKING -- 4.2%
$    702    Joint Repurchase Agreement,.......................
              1.27%, 05/01/2003 (Note 2f)                       $      702
                                                                ----------

            COLLATERAL FOR SECURITIES LENDING -- 0.8%
     127    Navigator Prime Portfolio(e)......................         127
                                                                ----------
            Total short-term investments......................
              (cost $829)                                       $      829
                                                                ==========
            Total investments in securities...................
              (cost $17,928)(b)                                 $   16,510
                                                                ==========


STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value..............................  $16,510
Receivables:
  Investment securities sold.....................................       51
  Fund shares sold...............................................       25
  Dividends and interest.........................................      110
Other assets.....................................................       15
                                                                   -------
Total assets.....................................................   16,711
                                                                   -------

LIABILITIES
Payables:
  Payable upon return of securities loaned (Note
    2)...........................................................      127
  Investment securities purchased................................        6
  Fund shares redeemed...........................................        1
  Payable for investment advisory and management
    fees (Note 3)................................................       13
  Payable for distribution fees (Note 3).........................        2
Accrued expenses.................................................       10
                                                                   -------
Total liabilities................................................      159
                                                                   -------
Net assets.......................................................  $16,552
                                                                   =======

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD GLOBAL FINANCIAL SERVICES FUND

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share; 300,000 shares.
  authorized; 2,044 shares outstanding......................  $20,475
Accumulated undistributed net investment income.............       58
Accumulated net realized loss on investments................   (2,563)
Unrealized depreciation of investments in securities and
  the translations of assets and liabilities denominated in
  foreign currency..........................................   (1,418)
                                                              -------

Net assets..................................................  $16,552
                                                              =======


Class A
  Net asset value per share ($9,872 / 1,214 shares
    outstanding)..................................              $8.13
                                                                -----
  Maximum offering price per
    share($8.13 / 94.5%)..........................              $8.60
                                                                =====
Class B
  Net asset value per share ($2,806 / 350 shares
    outstanding)..................................              $8.02
                                                                =====
Class C
  Net asset value per share ($2,485 / 310 shares
    outstanding)..................................              $8.03
                                                                -----
  Maximum offering price per share
    ($8.03 / 99.0%)...............................              $8.11
                                                                =====
Class Y
  Net asset value per share ($1,389 / 170 shares
    outstanding)..................................              $8.18
                                                                =====

(a)  Presently non-income producing.

(b) At April 30, 2003, the cost of securities for federal income tax purposes is $18,055 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation..........................  $   526
     Unrealized depreciation..........................   (2,071)
                                                        -------
     Net unrealized depreciation......................  $(1,545)
                                                        =======

(c) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

(d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

(e)  Security lending collateral.

  + Security is fully or partially on loan as of April 30, 2003. See Note 2d of accompanying Notes to Financial
     Statements.

 @@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

      @@@FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT APRIL 30, 2003

                                                                                        UNREALIZED
                                                  CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                  MARKET VALUE          AMOUNT             DATE            (DEPRECIATION)
-----------                  ------------         --------         ----------         --------------
Euro (Sell)                      $51                $51            05/06/2003              $@@

                                                             PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                                    NET ASSETS
--------------------------                                   -------------
United States                                                    59.6%
United Kingdom                                                   16.0%
Italy                                                             6.5%
Cash Equivalents/Receivables                                      5.2%
Japan                                                             3.2%
Australia                                                         3.2%
Netherlands                                                       3.1%
Bermuda                                                           2.3%
Panama                                                            0.6%
Canada                                                            0.3%
                                                                ------
Total                                                           100.0%
                                                                ======

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD GLOBAL HEALTH FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- 98.7%
            BASIC CHEMICAL MANUFACTURING -- 0.8%
      80    Bayer AG+.........................................  $  1,463
                                                                --------

            COMPUTER SYSTEMS DESIGN & RELATED SERVICES -- 0.6%
      59    Cerner Corp.(a)+..................................     1,171
                                                                --------

            DRUGS & DRUGGISTS SUNDRIES WHOLESALERS -- 4.9%
      48    Cardinal Health, Inc. ............................     2,676
     239    McKesson Corp. ...................................     6,619
                                                                --------

                                                                   9,295
                                                                --------

            DRUGS AND DRUGGISTS' SUNDRIES MERCHANT -- 2.6%
       9    Serono S.A. Class B+..............................     4,893
                                                                --------

            ELECTROMEDICAL MANUFACTURING -- 3.2%
     157    Guidant Corp. ....................................     6,110
                                                                --------

            INSURANCE CARRIERS -- 2.0%
      20    Aetna, Inc. ......................................       976
      42    Anthem, Inc.(a)...................................     2,890
                                                                --------

                                                                   3,866
                                                                --------

            MEDICAL AND DIAGNOSTIC LABORATORIES -- 1.8%
     113    Laboratory Corp. of America Holdings (with
              rights)(a)......................................     3,329
                                                                --------

            MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING -- 7.6%
     160    Baxter International, Inc. (with rights)..........     3,680
      90    Becton, Dickinson & Co. (with rights).............     3,179
     627    Gambro AB Class B+................................     3,542
      36    St. Jude Medical, Inc. (with rights)(a)...........     1,862
     137    Viasys Healthcare, Inc. (with rights)(a)..........     2,220
                                                                --------

                                                                  14,483
                                                                --------

            NAVIGATE, MEASURE, CONTROL INSTRUMENTS -- 2.3%
     110    Beckman Coulter, Inc. (with rights)...............     4,276
                                                                --------

            OFFICES OF PHYSICIANS -- 0.5%
      50    Caremark Rx, Inc.(a)..............................     1,003
                                                                --------

            OTHER CHEMICAL AND PREPARATION -- 0.5%
      58    Connetics Corp.(a)................................       983
                                                                --------

            OUTPATIENT CARE CENTERS -- 2.5%
     117    Coventry Health Care, Inc. (with rights)(a).......     4,780
                                                                --------

            PHARMACEUTICAL & MEDICINE MANUFACTURING -- 51.6%
     306    Abbott Laboratories (with rights).................    12,417
     209    Abgenix, Inc. (with rights)(a)+...................     1,984
     260    Amylin Pharmaceuticals, Inc.(a)+..................     4,979
     265    AstraZeneca plc ADR...............................    10,554
     112    AtheroGenics, Inc. (with rights)(a)+..............     1,020
     154    Aventis S.A. ADR..................................     7,727
      74    Cephalon, Inc.(a)+................................     3,018
     168    Chugai Pharmaceutical Co. Ltd. ...................     1,765
     168    Eisai Co. Ltd.+ ..................................     2,965
      50    Forest Laboratories, Inc. (with rights)(a)........     2,581
     183    Fujisawa Pharmaceutical Co. Ltd.+.................     3,100
      16    Fujisawa Pharmaceutical Co. Ltd.(e)...............       271
      88    ILEX Oncology, Inc. (with rights)(a)+.............     1,178
      70    King Pharmaceuticals, Inc.(a).....................       880
     117    Lilly (Eli) & Co. (with rights)...................     7,480
      51    Novartis AG.......................................     2,003
      32    OSI Pharmaceuticals, Inc. (with rights)(a)+.......       680
     314    Pfizer, Inc. (with rights)........................     9,665
      94    SangStat Medical Corp.(a)+........................     1,189
     538    Schering-Plough Corp. (with rights)...............     9,741
     281    Shionogi & Co. Ltd.+..............................     3,336
      94    Vertex Pharmaceuticals, Inc.(a)...................     1,131
     102    Watson Pharmaceuticals, Inc.(a)...................     2,962
     131    Wyeth (with rights)...............................     5,715
                                                                --------
                                                                  98,341
                                                                --------

            PROFESSIONAL, SCIENTIFIC, AND TECHNICAL
            SERVICES -- 1.9%
      26    Dendrite International, Inc.(a)+..................       267
     402    Exelixis, Inc.(a)+................................     3,422
                                                                --------
                                                                   3,689
                                                                --------

            SCIENTIFIC RESEARCH & DEVELOPMENT SERVICES --15.9%
     236    Applera Corp. -- Celera Genomics Group(a).........     2,479
     210    Ciphergen Biosystems, Inc.(a).....................     1,025
     134    CV Therapeutics, Inc. (with rights)(a)+...........     2,677
     377    Elan Corp. plc ADR(a)+............................     1,274
     200    Genzyme Corp. -- General Division(a)..............     8,064
      41    Gilead Sciences, Inc.(a)..........................     1,883
     159    Human Genome Sciences, Inc. (with. rights)(a)+....     1,859
      55    IDEC Pharmaceuticals Corp.(a)+....................     1,785
     137    Medicines Co.(a)+.................................     2,817
     114    Millennium Pharmaceuticals, Inc. (with. rights)(a)     1,255
     108    Monsanto Co. .....................................     1,878
     105    Regeneron Pharmaceutical, Inc.(a)+................       665
     201    Ribapharm, Inc.(a)+...............................       863
     198    Rigel Pharmaceuticals, Inc.(a)....................       172
     123    Telik, Inc.(a)+...................................     1,619
                                                                --------
                                                                  30,315
                                                                --------
            Total common stock (cost $207,650)................  $187,997
                                                                ========


The accompanying notes are an integral part of this financial statement.

 THE HARTFORD GLOBAL HEALTH FUND

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                              MARKET
 AMOUNT                                                VALUE
---------                                             --------
SHORT-TERM INVESTMENTS -- 23.0%
            BANKING -- 1.1%
 $ 2,186    Joint Repurchase Agreement,
              1.27%, 05/01/2003 (Note 2f)...........  $  2,186
                                                      --------

            COLLATERAL FOR SECURITIES LENDING -- 21.9%

  41,660    Navigator Prime Portfolio...............    41,660
                                                      --------

            Total short-term investments
              (cost $43,846)........................  $ 43,846
                                                      ========

            Total investments in securities
              (cost $251,496)(b)....................  $231,843
                                                      ========


STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value.................  $231,843
Foreign currency on deposit with custodian (cost
  $71)..............................................        72
Receivables:
  Fund shares sold..................................       241
  Dividends and interest............................       411
Other assets........................................        97
                                                      --------

Total assets........................................   232,664
                                                      --------

LIABILITIES
Payables:
  Payable upon return of securities loaned (Note
    2)..............................................    41,660
  Investment securities purchased...................        29
  Fund shares redeemed..............................       234
  Payable for investment advisory and management
    fees (Note 3)...................................       147
  Payable for distribution fees (Note 3)............        22
Accrued expenses....................................        98
                                                      --------

Total liabilities...................................    42,190
                                                      --------

Net assets..........................................  $190,474
                                                      ========


SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share; 300,000
  shares authorized; 16,279 shares outstanding......  $214,443
Accumulated undistributed net investment loss.......      (623)
Accumulated net realized loss on investments and
  foreign currency transactions.....................    (3,699)
Unrealized depreciation of investments in securities
  and the translations of assets and liabilities
  denominated in foreign currency...................   (19,647)
                                                      --------

Net assets..........................................  $190,474
                                                      ========


Class A
  Net asset value per share ($100,945 / 8,536
    shares outstanding).............................    $11.83
                                                        ------
  Maximum offering price per share
    ($11.83 / 94.5%)................................    $12.52
                                                        ======
Class B
  Net asset value per share ($46,396 / 4,015 shares
    outstanding)....................................    $11.55
                                                        ======
Class C
  Net asset value per share ($42,200 / 3,651 shares
    outstanding)....................................    $11.56
                                                        ------
  Maximum offering price per share
    ($11.56 / 99.0%)...............................     $11.68
                                                        ======
Class Y
  Net asset value per share ($933 / 77 shares
    outstanding)....................................    $12.05
                                                        ======

  (a)  Presently non-income producing.

  (b) At April 30, 2003, the cost of securities for federal income tax purposes is $253,622 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation.........................  $ 12,893
   Unrealized depreciation.........................   (34,672)
                                                     --------
   Net unrealized depreciation.....................  $(21,779)
                                                     ========

  (c) See Note 2b of accompanying Notes of Financial Statements regarding valuation of securities.

  (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 22.52% of total net assets as of April 30, 2003.

  (e) Security sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other
       "accredited investors." Pursuant to guidelines adopted by the Board of Directors, this issue is deemed to be liquid. The aggregate value of this security at April 30, 3003, was $271, which represents .14% of total net assets.

    + Security is fully or partially on loan as of April 30, 2003. See Note 2d of accompanying Notes to Financial Statements.

   @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

                                                    PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                           NET ASSETS
--------------------------                          -------------
United States                                            76.2%
Japan                                                     6.0%
United Kingdom                                            5.5%
France                                                    4.1%
Switzerland                                               3.6%
Sweden                                                    1.9%
Cash Equivalents/Receivables                              1.2%
Germany                                                   0.8%
Ireland                                                   0.7%
                                                        -----
Total                                                   100.0%
                                                        =====

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD GLOBAL LEADERS FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- 96.6%
            AUSTRALIA -- 0.8%
     500    Woolworths Ltd. (Retail -- Specialty Food Stores)   $  4,045
                                                                --------

            CANADA -- 1.2%
   2,465    Nortel Networks Corp.(a)+ (Other
              Telecommunications).............................     6,359
                                                                --------

            FINLAND -- 2.7%
     820    Nokia Oyj+ (Communications Equipment).............    13,878
                                                                --------

            FRANCE -- 16.1%
   2,447    Alcatel S.A. Class A+ (Communications Equipment)..    20,044
     211    Aventis S.A.+ (Pharmaceutical & Medicine
              Manufacturing)..................................    10,716
     835    Axa+ (Insurance Carriers).........................    12,684
      28    Groupe Danone+ (Food Manufacturing -- Other)......     3,906
      43    LVMH (Louis Vuitton Moet Hennessy) S.A.+
              (Beverage Manufacturing)........................     1,894
      59    Pinault-Printemps-Redoute S.A.+
              (Retail -- Department Stores)...................     4,087
   1,365    Vivendi Universal S.A.+ (Other
              Services -- Commercial/Indust Machine & Equip)..    22,234
   1,046    Wanadoo(a)+ (Internet Providers & Web Search
              Port)...........................................     7,146
                                                                --------

                                                                  82,711
                                                                --------

            GERMANY -- 4.9%
     190    Deutsche Bank AG+ (Depository Credit Banking).....     9,801
     836    Deutsche Telekom AG(a) (Wired Telecommunications
              Carriers).......................................    11,170
      79    Siemens AG (Navigate, Measure, Control
              Instruments)....................................     3,925
                                                                --------

                                                                  24,896
                                                                --------

            HONG KONG -- 0.8%
   1,513    Cathay Pacific Airways Ltd.+ (Air Transportation
              Scheduled)......................................     1,824
   1,547    CNOOC Ltd. (Petro and Coal -- Oil & Gas
              Extraction).....................................     2,033
                                                                --------

                                                                   3,857
                                                                --------

            ISRAEL -- 1.5%
     167    Teva Pharmaceutical Industries Ltd. ADR
              (Pharmaceutical & Medicine Manufacturing).......     7,790
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
            JAPAN -- 2.7%
      48    Nintendo Co. Ltd. (Toy Manufacturing).............  $  3,712
       1    Yahoo Japan Corp.(a)+ (Internet Providers & Web
              Search Port)....................................    10,382
                                                                --------
                                                                  14,094
                                                                --------

            NETHERLANDS -- 5.3%
     407    Aegon N.V. (Insurance Carriers)...................     4,133
     657    ING Groep N.V.+ (International Trade Financing
              (Foreign Banks))................................    10,664
     195    Unilever N.V. NY Shares+ (Food
              Manufacturing -- Other).........................    12,288
                                                                --------
                                                                  27,085
                                                                --------

            RUSSIA -- 0.5%
      40    LUKOIL Holdings ADR (Petro and Coal -- Oil & Gas
              Extraction).....................................     2,781
                                                                --------

            SOUTH KOREA -- 1.0%
      40    Samsung Electronics Co. Ltd. GDR (Audio and Video
              Equipment)......................................     5,046
                                                                --------

            SWITZERLAND -- 1.1%
     236    Credit Suisse Group+ (Monetary
              Authorities -- Central Bank)....................     5,629
                                                                --------

            UNITED KINGDOM -- 12.9%
     206    AstraZeneca plc (Pharmaceutical & Medicine
              Manufacturing)..................................     8,095
   3,400    British Airways plc(a) (Air Transportation
              Scheduled)......................................     6,873
     243    British Sky Broadcasting Group plc(a) (Cable and
              Other Program Distribution).....................     2,515
     940    Capita Group plc (Public -- Administration of
              Human Resource Programs)........................     3,808
     550    Compass Group plc (Accommodation & Food
              Serv -- Special Food Services)..................     2,533
   1,022    Imperial Tobacco Group plc. (Tobacco
              Manufacturing)..................................    17,109
   1,578    Kingfisher plc (Retail -- Other General
              Merchandise Stores).............................     6,166
   9,651    Vodafone Group plc (Wireless Telecommunications
              Carriers).......................................    19,050
                                                                --------
                                                                  66,149
                                                                --------

            UNITED STATES -- 45.1%
     136    Adobe Systems, Inc. (with rights)
              (Information -- Software Publishers)............     4,711
     306    Altera Corp.(a) (Semiconductor, Electronic
              Compon).........................................     4,830
     223    Amazon.com, Inc.(a)+ (Retail -- Electronic
              Shopping and Mail-Order Houses).................     6,402
     126    Apollo Group, Inc. Class A(a) (Education --
              Colleges, Universities and Prof Schools)........     6,802
     112    ARAMARK Corp. Class B(a) (Waste
              Management -- Business Support Services)........     2,581
      58    AutoZone, Inc.(a) (Retail -- Auto Parts,
              Accessories, and Tire Stores)...................     4,655
     120    Bank of America Corp. (Depository Credit Banking).     8,879
      70    Barr Laboratories, Inc.(a)+ (Pharmaceutical &
              Medicine Manufacturing).........................     3,914
     466    Cendant Corp.(a) (Other Services -- Other
              Personal Services)..............................     6,647
     355    Citigroup, Inc. (Depository Credit Banking).......    13,943

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD GLOBAL LEADERS FUND

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            UNITED STATES -- (CONTINUED)
     112    Coach, Inc. (with rights)(a) (Leather and Allied
              Product Manufacturing)                            $  4,873
     258    Comcast Corp. Special Class A(a) (Cable & Other
              Subscription Programming)                            7,764
     362    Dell Computer Corp. (with rights)(a) (Computer
              and Peripheral)                                     10,468
      94    DuPont (E.I.) de Nemours & Co. (Basic Chemical
              Manufacturing)                                       4,006
     158    eBay, Inc.(a) (Retail -- Electronic Shopping and
              Mail-Order Houses)                                  14,695
     240    Exxon Mobil Corp. (Petro and Coal -- Products
              Manufacturing)                                       8,437
      97    First Data Corp. (Data Processing Services).......     3,805
     392    Gap, Inc. (Retail -- Clothing Stores).............     6,511
     217    Gillette Co. (with rights) (Fabricated Metal
              Manuf -- Cutlery and Handtool)                       6,611
      50    Guidant Corp. (Electromedical Manufacturing)......     1,946
      73    Lilly (Eli) & Co. (with rights) (Pharmaceutical &
              Medicine Manufacturing)                              4,665
     459    Mattel, Inc. (Toy Manufacturing)..................     9,974
     201    Medtronic, Inc. (with rights) (Electromedical
              Manufacturing)                                       9,596
     147    Merrill Lynch & Co., Inc. (Securities,
              Commodities and Brokerage)                           6,014
     394    Microsoft Corp. (Information -- Software
              Publishers)                                         10,062
      76    Morgan Stanley Dean Witter & Co. (with rights)
              (Securities, Commodities and Brokerage)              3,397
     410    Nextel Communications, Inc. Class A(a) (Wireless
              Telecommunications Carriers)                         6,065
     161    Pfizer, Inc. (with rights) (Pharmaceutical &
              Medicine Manufacturing)                              4,945
     694    Schering-Plough Corp. (with rights)
              (Pharmaceutical & Medicine Manufacturing)           12,561
     178    St. Jude Medical, Inc. (with rights)(a) (Medical
              Equipment & Supplies Manufacturing)                  9,312
     117    Univision Communications, Inc. Class A(a) (Radio
              and Television Broadcasting)                         3,552
     288    USA Interactive(a)+ (Cable & Other Subscription
              Programming)                                         8,629
     544    VeriSign, Inc. (with rights)(a)
              (Information -- Software Publishers)                 6,759
      58    Viacom, Inc. Class B(a) (Motion Picture & Video
              Industry)                                            2,500
      10    Wal-Mart Stores, Inc. (Retail -- Department
              Stores)                                                563
                                                                --------

                                                                 231,074
                                                                --------

            Total common stock (cost $443,336)................  $495,394
                                                                ========

PRINCIPAL
 AMOUNT
---------
SHORT-TERM INVESTMENTS -- 23.0%
            BANKING -- 1.3%
$  6,371    Joint Repurchase Agreement,
              1.27%, 05/01/2003 (Note 2f).....................  $  6,371
                                                                --------

            COLLATERAL FOR SECURITIES LENDING -- 21.7%
 111,440    Navigator Prime Portfolio.........................   111,440
                                                                --------
                                                                 117,811
                                                                --------
            Total short-term investments
              (cost $117,811).................................  $117,811
                                                                ========
            Total investments in securities
              (cost $561,147)(b)..............................  $613,205
                                                                ========

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value.................  $613,205
Cash................................................         3
Foreign currency on deposit with custodian (cost
  $278).............................................       277
Unrealized appreciation in forward foreign currency
  contracts.........................................         8
Receivables:
  Investment securities sold........................    21,414
  Fund shares sold..................................     2,494
  Dividends and interest............................     1,201
Other assets........................................       148
                                                      --------
Total assets........................................   638,750
                                                      --------

LIABILITIES
Payables:
  Payable upon return of securities loaned (Note
    2)..............................................   111,440
  Investment securities purchased...................    12,985
  Fund shares redeemed..............................       721
  Payable for investment advisory and management
    fees (Note 3)...................................       341
  Payable for distribution fees (Note 3)............        47
Accrued expenses....................................       230
                                                      --------
Total liabilities...................................   125,764
                                                      --------
Net assets..........................................  $512,986
                                                      ========

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share; 300,000
  shares. authorized; 44,429 shares outstanding....  $ 709,094
Accumulated undistributed net investment loss......       (554)
Accumulated net realized loss on investments and
  foreign currency transactions....................   (247,645)
Unrealized appreciation of investments in
  securities and the translations of assets and
  liabilities denominated in foreign currency......     52,091
                                                     ---------

Net assets.........................................  $ 512,986
                                                     =========


Class A
  Net asset value per share ($363,010 / 31,181 shares
    outstanding)......................................  $11.64
                                                        ------
  Maximum offering price per share ($11.64 / 94.5%)...  $12.32
                                                        ======
Class B
  Net asset value per share ($68,251 / 6,061 shares
    outstanding)......................................  $11.26
                                                        ======
Class C
  Net asset value per share ($69,952 / 6,200 shares
    outstanding)......................................  $11.28
                                                        ------
  Maximum offering price per share ($11.28 / 99.0%)...  $11.39
                                                        ======
Class Y
  Net asset value per share ($11,773 / 987 shares
    outstanding)......................................  $11.93
                                                        ======

  (a)  Presently non-income producing.

  (b) At April 30, 2003, the cost of securities for federal income tax purposes is $574,497 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation.........................  $41,679
   Unrealized depreciation.........................   (2,971)
                                                     -------
   Net unrealized appreciation.....................  $38,708
                                                     =======

  (c) See Note 2b of acompanying Notes to Financial Statements regarding valuation of securities.

  (d) Note:Percentage of investments as shown is the ratio of the total market value to total net assets.

  (e) Securities issued within the terms of a private placement memorandum, exempt form registration under Section 144A of the securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2003, was $7,827, which represents
       1.53% of total net assets.

    + Security is fully or partially on loan as of April 30, 2003. See Note 2d of accompanying Notes to Financial Statements.

   @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

      @@@FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT APRIL 30, 2003

                                                  CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                  MARKET VALUE          AMOUNT             DATE            (DEPRECIATION)
-----------                  ------------         --------         ----------         --------------
Euro (Buy)                      $  510             $  502          05/02/2003              $ 8

Euro (Buy)                         344                344          05/06/2003               @@

British Pound (Sell)             1,989              1,989          05/06/2003               @@
                                                                                           ---
                                                                                           $ 8
                                                                                           ===

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD GLOBAL TECHNOLOGY FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- 95.1%

            COMMUNICATIONS EQUIPMENT -- 12.5%
     80     Alcatel S.A. ADR+.................................  $   643
    116     Cisco Systems, Inc. (with rights)(a)..............    1,745
    386     Lucent Technologies, Inc.(a)......................      694
    125     Nokia Oyj ADR.....................................    2,078
                                                                -------

                                                                  5,160
                                                                -------

            COMPUTER AND PERIPHERAL -- 21.4%
     78     Dell Computer Corp. (with rights)(a)..............    2,258
     78     Hewlett-Packard Co. ..............................    1,273
     33     International Business Machines Corp. ............    2,836
    223     Maxtor Corp.(a)...................................    1,227
     19     Network Appliance, Inc.(a)........................      250
     30     Sabre Holdings Corp.(a)...........................      637
     15     VERITAS Software Corp. (with rights)(a)...........      335
                                                                -------

                                                                  8,816
                                                                -------

            DATA PROCESSING SERVICES -- 8.7%
     65     Concord EFS, Inc.(a)..............................      893
     69     First Data Corp. .................................    2,711
                                                                -------

                                                                  3,604
                                                                -------

            ELECTRICAL EQUIP MANUF -- COMPONENT OTHER -- 1.0%
     27     Advanced Fibre Communications, Inc.(a)............      412
                                                                -------

            INFORMATION -- SOFTWARE PUBLISHERS -- 18.6%
     55     Brocade Communications Systems, Inc.(a)...........      318
     16     Cognos, Inc.(a)...................................      442
     54     Edwards (J.D.) & Co. (with rights)(a).............      652
    171     Microsoft Corp. ..................................    4,370
    153     Red Hat, Inc.(a)..................................      920
     80     VeriSign, Inc. (with rights)(a)...................      989
                                                                -------

                                                                  7,691
                                                                -------

            INTERNET PUBLISHING AND BROADCASTING -- 2.9%
     87     AOL Time Warner, Inc. (with rights)(a)............    1,186
                                                                -------

            MANAGEMENT, SCIENTIFIC, AND TECH CONSULTING
            SER. -- 2.4%
     61     Accenture Ltd. Class A(a).........................      972
                                                                -------

            OTHER SERVICES -- OTHER PERSONAL SERVICES -- 3.6%
    104     Cendant Corp.(a)..................................    1,478
                                                                -------

            PROFESSIONAL SERV -- COMPUTER SYS DESIGN &
            RELATED -- 5.2%
     27     BISYS Group, Inc.(a)..............................      459
     33     CheckFree Corp.(a)+...............................      915
     23     Computer Sciences Corp.(a)........................      764
                                                                -------

                                                                  2,138
                                                                -------

            PROFESSIONAL, SCIENTIFIC, AND TECHNICAL SERV
            OTHER -- 0.8%
     15     Alliance Data Systems Corp.(a)....................      315
                                                                -------

            SEMICONDUCTOR, ELECTRONIC COMPONENT -- 16.1%
    106     Agere Systems, Inc. Class A(a)....................      190
     83     Agere Systems, Inc. Class B(a)....................      142
     44     Analog Devices, Inc. (with rights)(a).............    1,470
     27     Applied Materials, Inc.(a)........................      400
     51     ASML Holding N.V.(a)..............................      446
     84     Fairchild Semiconductor Corp. Class A(a)..........      993
     19     Genesis Microchip, Inc.(a)+.......................      333
     43     Intel Corp. ......................................      789
     51     Intersil Corp. Class A(a).........................      934
     14     Novellus Systems, Inc.(a).........................      398
     13     QLogic Corp. (with rights)(a).....................      567
                                                                -------

                                                                  6,662
                                                                -------

            WHOLESALERS -- PROFESSIONAL-COMMERCIAL EQUIP
            MERCH -- 0.9%
     36     Ingram Micro, Inc. Class A(a).....................      361
                                                                -------

            WIRELESS TELECOMMUNICATIONS CARRIERS -- 1.0%
     19     UTStarcom, Inc.(a)................................      420
                                                                -------

            Total common stock (cost $38,855).................  $39,215
                                                                =======
PRINCIPAL
AMOUNT
---------
SHORT-TERM INVESTMENTS -- 10.4%
            BANKING -- 6.6%
 $2,713     Joint Repurchase Agreement,
              1.27%, 05/01/2003 (Note 2f).....................  $ 2,713
                                                                -------

            COLLATERAL FOR SECURITIES LENDING -- 3.8%
  1,573     Navigator Prime Portfolio.........................    1,573
                                                                -------
            Total short-term investments (cost $4,286)........  $ 4,286
                                                                =======
            Total investments in securities
              (cost $43,141)(b)...............................  $43,501
                                                                =======

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value...........................  $43,501
Receivables:
  Investment securities sold..................................      294
  Fund shares sold............................................      166
  Dividends and interest......................................        2
Other assets..................................................       21
                                                                -------
Total assets..................................................   43,984
                                                                -------

LIABILITIES
Payables:
  Payable upon return of securities loaned (Note
    2)........................................................    1,573
  Investment securities purchased.............................    1,045
  Fund shares redeemed........................................       55
  Payable for investment advisory and management
    fees (Note 3).............................................       32
  Payable for distribution fees (Note 3)......................        5
Accrued expenses..............................................       18
                                                                -------
Total liabilities.............................................    2,728
                                                                -------
Net assets....................................................  $41,256
                                                                =======

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share; 300,000
  shares. authorized; 12,378 shares outstanding       $113,982
Accumulated undistributed net investment loss.......      (285)
Accumulated net realized loss on investments........   (72,801)
Unrealized appreciation of investments in
  securities........................................       360
                                                      --------

Net assets..........................................  $ 41,256
                                                      ========


Class A
  Net asset value per share ($21,547 / 6,396 shares
    outstanding).......................................  $3.37
                                                         =====
  Maximum offering price per share ($3.37 / 94.5%).....  $3.57
                                                         =====
Class B
  Net asset value per share ($9,053 / 2,752 shares
    outstanding).......................................  $3.29
                                                         =====
Class C
  Net asset value per share ($10,050 / 3,052 shares
    outstanding).......................................  $3.29
                                                         =====
  Maximum offering price per share ($3.29 / 99.0%).....  $3.32
                                                         =====
Class Y
  Net asset value per share ($606 / 178 shares
    outstanding).......................................  $3.41
                                                         =====

  (a)  Presently non-income producing.

  (b) At April 30, 2003, the cost of securities for federal income tax purposes is $45,678 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation.........................  $   445

   Unrealized depreciation.........................   (2,622)

   Net unrealized depreciation.....................  $(2,177)
                                                     =======

  (c) See Note 2b of accompanying Notes of Financial Statements regarding valuation of securities.

  (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 8.75% of total net assets as of April 30, 2003.

    + Security is fully or partially on loan as of April 30, 2003. See Note 2d of accompanying Notes to Financial Statements.

   @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

                             PERCENTAGE OF
DIVERSIFICATION BY COUNTRY    NET ASSETS
--------------------------   -------------
United States                     86.3%
Finland                            5.0%
Cash
  Equivalents/Receivables          4.9%
France                             1.6%
Netherlands                        1.1%
Canada                             1.1%
                                 -----
Total                            100.0%
                                 =====

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD GROWTH AND INCOME FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- 99.5%
            BASIC MATERIALS -- 1.9%
     46     Eastman Kodak Co. ................................  $  1,376
     68     Engelhard Corp. (with rights).....................     1,672
     95     Freeport-McMoRan Copper & Gold, Inc. Class B
              (with rights)...................................     1,637
     32     Gillette Co. (with rights)........................       959
                                                                --------

                                                                   5,644
                                                                --------

            CAPITAL GOODS -- 4.0%
     50     General Dynamics Corp. ...........................     3,085
     28     Ingersoll-Rand Co. Class A (with rights)..........     1,212
    177     Tyco International Ltd. (with rights).............     2,753
     80     United Technologies Corp. ........................     4,939
                                                                --------

                                                                  11,989
                                                                --------

            CONSUMER CYCLICAL -- 9.4%
     39     Bed Bath & Beyond, Inc.(a)........................     1,541
     37     Family Dollar Stores, Inc. .......................     1,265
    165     Gap, Inc. ........................................     2,741
     50     Home Depot, Inc. .................................     1,415
     21     Johnson Controls, Inc. ...........................     1,686
    102     Lowe's Companies, Inc. (with rights)..............     4,472
    145     Mattel, Inc. .....................................     3,152
    146     Newell Rubbermaid, Inc. (with rights).............     4,462
     34     NIKE, Inc. Class B................................     1,836
     60     TJX Companies, Inc. ..............................     1,149
     71     Wal-Mart Stores, Inc. ............................     4,016
                                                                --------

                                                                  27,735
                                                                --------

            CONSUMER STAPLES -- 8.1%
    159     Altria Group, Inc. ...............................     4,897
     58     Kraft Foods, Inc. Class A.........................     1,792
    134     Pepsi Bottling Group, Inc. .......................     2,746
    130     PepsiCo, Inc. ....................................     5,631
     52     Procter & Gamble Co. .............................     4,663
    147     Sara Lee Corp. (with rights)......................     2,467
     36     Weyerhaeuser Co. .................................     1,770
                                                                --------

                                                                  23,966
                                                                --------

            ENERGY -- 5.8%
     56     Burlington Resources, Inc. (with rights)..........     2,579
     24     Chevron Texaco Corp. (with rights)................     1,489
     67     ConocoPhillips (with rights)......................     3,390
    148     Exxon Mobil Corp. ................................     5,224
     74     Sunoco, Inc. (with rights)........................     2,761
     68     Unocal Corp. (with rights)........................     1,884
                                                                --------

                                                                  17,327
                                                                --------
            FINANCE AND INSURANCE -- 22.2%
     47     Ambac Financial Group, Inc. ......................     2,754
     46     American International Group, Inc. ...............     2,687
     17     Anthem, Inc.(a)...................................     1,167
     43     Bank of America Corp. ............................     3,192
    141     Bank One Corp. ...................................     5,076
     92     Capital One Financial Corp. ......................     3,840
    344     Citigroup, Inc. ..................................    13,508
     74     Fannie Mae........................................     5,364
     48     Golden West Financial Corp. ......................     3,650
    116     KeyCorp...........................................     2,797
     64     MBIA, Inc. .......................................     2,856
    110     Merrill Lynch & Co., Inc. ........................     4,520
    102     St. Paul Companies, Inc. .........................     3,496
     87     UnionBanCal Corp. ................................     3,531
     60     Wachovia Corp. (with rights)......................     2,296
     25     Wellpoint Health Networks, Inc.(a)................     1,921
     37     XL Capital Ltd. Class A (with rights).............     3,053
                                                                --------
                                                                  65,708
                                                                --------

            HEALTH CARE -- 14.3%
     93     Abbott Laboratories (with rights).................     3,795
     49     Becton, Dickinson & Co. (with rights).............     1,720
     29     Cephalon, Inc.(a).................................     1,168
     35     CVS Corp. ........................................       843
     92     Genzyme Corp. -- General Division(a)..............     3,718
     67     Guidant Corp. ....................................     2,620
     69     Lilly (Eli) & Co. (with rights)...................     4,397
    113     McKesson Corp. ...................................     3,143
     80     Merck & Co., Inc. ................................     4,678
    354     Pfizer, Inc. (with rights)........................    10,884
    299     Schering-Plough Corp. (with rights)...............     5,410
                                                                --------
                                                                  42,376
                                                                --------

            SERVICES -- 6.6%
     70     Comcast Corp. Class A(a)..........................     2,222
     68     Comcast Corp. Special Class A(a)..................     2,053
     63     Computer Sciences Corp.(a)........................     2,066
     57     FedEx Corp. ......................................     3,401
     58     Fluor Corp. ......................................     2,005
     41     Gannett Co., Inc. (with rights)...................     3,090
     40     Omnicom Group, Inc. ..............................     2,445
     76     USA Interactive(a)................................     2,276
                                                                --------
                                                                  19,558
                                                                --------

            TECHNOLOGY -- 23.4%
     42     Adobe Systems, Inc. (with rights).................     1,441
     52     Analog Devices, Inc. (with rights)(a).............     1,722
    159     AT&T Corp. .......................................     2,705
     90     BellSouth Corp. (with rights).....................     2,304
    479     Cisco Systems, Inc. (with rights)(a)..............     7,197
    147     Citizens Communications Co. (with rights)(a)......     1,610
     74     Dell Computer Corp. (with rights)(a)..............     2,142
     11     Emerson Electric Co. (with rights)................       532
    150     First Data Corp. .................................     5,900
    242     General Electric Co. .............................     7,127
    352     Intel Corp. ......................................     6,473
     91     International Business Machines Corp. ............     7,692
     24     Lexmark International, Inc. (with rights)(a)......     1,803
    521     Microsoft Corp. ..................................    13,325
    163     Nextel Communications, Inc. Class A(a)............     2,411
    123     SBC Communications, Inc. .........................     2,869
    120     Texas Instruments, Inc. (with rights).............     2,219
                                                                --------
                                                                  69,472
                                                                --------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                       MARKET
 SHARES                                                VALUE(C)
---------                                             --------
            TRANSPORTATION -- 1.5%
     84     CSX Corp. (with rights).................  $  2,699
     60     USFreightways Corp. ....................     1,705
                                                      --------

                                                         4,404
                                                      --------

            UTILITIES -- 2.3%
    103     Exelon Corp. ...........................     5,464
     39     Pinnacle West Capital Corp.
            (with rights)...........................     1,286
                                                      --------

                                                         6,750
                                                      --------

            Total common stock
              (cost $310,284).......................  $294,929
                                                      ========



PRINCIPAL
 AMOUNT
---------
SHORT-TERM INVESTMENTS -- 0.5%
            FINANCE -- 0.5%
 $1,444     Joint Repurchase Agreement,
              1.27%, 05/01/2003 (Note 2f)...........  $  1,444
                                                      --------

            Total short-term investments
              (cost $1,444).........................  $  1,444
                                                      ========

            Total investments in securities
              (cost $311,728)(b)....................  $296,373
                                                      ========


STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value.................  $296,373
Cash................................................        58
Receivables:
  Investment securities sold........................     2,201
  Fund shares sold..................................       321
  Dividends and interest............................       336
Other assets........................................       162
                                                      --------

Total assets........................................   299,451
                                                      --------

LIABILITIES
Payables:
  Investment securities purchased...................     2,020
  Fund shares redeemed..............................       614
  Payable for investment advisory and management
    fees. (Note 3)                                         189
  Payable for distribution fees (Note 3)............        28
Accrued expenses....................................       160
                                                      --------

Total liabilities...................................     3,011
                                                      --------

Net assets..........................................  $296,440
                                                      ========

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share; 300,000
  shares authorized; 34,637 shares outstanding......  $449,777
Accumulated undistributed net investment income.....        24
Accumulated net realized loss on investments........  (138,115)
Unrealized depreciation of investments in
  securities........................................   (15,246)
                                                      --------

Net assets..........................................  $296,440
                                                      ========


Class A
  Net asset value per share ($213,524 / 24,708 shares
    outstanding).......................................  $8.64
                                                         -----
  Maximum offering price per share ($8.64 / 94.5%).....  $9.14
                                                         =====
Class B
  Net asset value per share ($41,653 / 4,992 shares
    outstanding).......................................  $8.34
                                                         =====
Class C
  Net asset value per share ($40,488 / 4,849 shares
    outstanding).......................................  $8.35
                                                         -----
  Maximum offering price per share ($8.35 / 99.0%).....  $8.43
                                                         =====
Class Y
  Net asset value per share ($775 / 88 shares
    outstanding).......................................  $8.86
                                                         =====

  (a)  Presently non-income producing.

  (b) At April 30, 2003, the cost of securities for federal income tax purposes was $314,543 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation.........................  $ 12,881
   Unrealized depreciation.........................   (31,051)
                                                     --------
   Net unrealized depreciation.....................  $(18,170)
                                                     ========

  (c) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (e) Cash of $57 pledged as initial margin deposit for open long financial futures position detailed below:

                                            MARKET VALUE                 UNREALIZED
                                NUMBER OF    COVERED BY                 APPRECIATION
             ISSUER             CONTRACTS    CONTRACTS     EXPIRATION   AT 04/30/03
   ---------------------------  ---------   ------------   ----------   ------------
   Standard & Poor's 500            4           $916       June 2003        $109

   @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD GROWTH FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       ---------
COMMON STOCK -- 97.2%
            CAPITAL GOODS -- 1.0%
      40    International Game Technology(a)..................  $   3,486
                                                                ---------

            CONSUMER CYCLICAL -- 10.1%
     137    AutoZone, Inc.(a)+................................     11,103
     110    Bed Bath & Beyond, Inc.(a)........................      4,342
      87    eBay, Inc.(a).....................................      8,062
     227    Gap, Inc. ........................................      3,767
     129    SYSCO Corp. (with rights).........................      3,695
     209    TJX Companies, Inc. ..............................      4,016
                                                                ---------

                                                                   34,985
                                                                ---------

            FINANCE AND INSURANCE -- 18.1%
     239    ACE Ltd. ADR (with rights)........................      7,919
     184    American International Group, Inc. ...............     10,669
      95    Anthem, Inc.(a)...................................      6,514
     353    Citigroup, Inc. ..................................     13,836
     100    Countrywide Financial Corp. ......................      6,767
      70    Freddie Mac.......................................      4,047
     152    St. Paul Companies, Inc. .........................      5,223
     102    Wellpoint Health Networks, Inc.(a)................      7,738
                                                                ---------

                                                                   62,713
                                                                ---------

            HEALTH CARE -- 31.8%
     178    Abbott Laboratories (with rights).................      7,248
      43    Amgen, Inc. (with rights)(a)......................      2,661
     293    AstraZeneca plc ADR...............................     11,674
     135    Forest Laboratories, Inc. (with rights)(a)........      6,977
      67    Genentech, Inc.(a)................................      2,553
     164    Genzyme Corp. General Division(a).................      6,602
      73    Gilead Sciences, Inc.(a)..........................      3,345
     166    Guidant Corp. ....................................      6,453
      68    HCA, Inc. ........................................      2,186
      46    IDEC Pharmaceuticals Corp.(a).....................      1,506
     120    Laboratory Corp. of America Holdings (with
              rights)(a)......................................      3,532
     218    Lilly (Eli) & Co. (with rights)...................     13,932
     160    McKesson Corp. ...................................      4,425
     403    Pfizer, Inc. (with rights)........................     12,401
     852    Schering-Plough Corp. (with rights)...............     15,427
     183    Serono S.A. ADR...................................      2,481
      34    St. Jude Medical, Inc. (with rights)(a)...........      1,778
     103    Wyeth (with rights)...............................      4,475
                                                                ---------

                                                                  109,656
                                                                ---------

            SERVICES -- 18.7%
     224    Apollo Group, Inc. Class A(a).....................     12,151
     333    ARAMARK Corp. Class B(a)..........................      7,650
      46    Clear Channel Communications, Inc.(a).............      1,779
     170    Comcast Corp. Special Class A(a)..................      5,095
     201    Omnicom Group, Inc. ..............................     12,448
      53    Scripps (E.W.) Co. Class A........................      4,161
     373    Univision Communications, Inc. Class A(a)+........     11,282
     233    USA Interactive(a)+...............................      6,987
      73    Viacom, Inc. Class B(a)...........................      3,169
                                                                ---------

                                                                   64,722
                                                                ---------

            TECHNOLOGY -- 17.5%
     585    Dell Computer Corp. (with rights)(a)..............     16,901
     151    EchoStar Communications Corp
              Class A(a)......................................      4,518
     366    First Data Corp. .................................     14,354
     643    Microsoft Corp. ..................................     16,429
     335    Nextel Communications, Inc. Class A(a)............      4,952
      78    Symantec Corp.(a).................................      3,446
                                                                ---------

                                                                   60,600
                                                                ---------

            Total common stock
              (cost $318,061).................................  $ 336,162
                                                                =========

PRINCIPAL
 AMOUNT
---------
SHORT-TERM INVESTMENTS -- 8.1%

            COLLATERAL FOR SECURITIES LENDING -- 4.4%
 $15,298    Boston Global Investment Trust....................  $  15,298
                                                                ---------

            FINANCE -- 3.7%
  12,810    Joint Repurchase Agreement,
              1.27%, 05/01/2003 (Note 2f).....................     12,810
                                                                ---------
            Total short-term investments
              (cost $28,108) .................................  $  28,108
                                                                =========
            Total investments in securities. (cost
              $346,169)(b)....................................  $ 364,270
                                                                =========

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value...........................  $ 364,270
Receivables:
  Investment securities sold..................................      2,648
  Fund shares sold............................................        463
  Dividends and interest......................................        201
Other assets..................................................         54
                                                                ---------
Total assets..................................................    367,636
                                                                ---------

LIABILITIES
Payables:
  Payable upon return of securities loaned (Note
    2)........................................................     15,298
  Investment securities purchased.............................      6,034
  Fund shares redeemed........................................        257
  Payable for investment advisory and management
    fees (Note 3).............................................        227
  Payable for distribution fees (Note 3)......................         24
Accrued expenses..............................................         53
                                                                ---------
Total liabilities.............................................     21,893
                                                                ---------
Net assets....................................................  $ 345,743
                                                                =========


The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share; 100,000
  shares authorized; 27,585 shares outstanding.....  $ 436,064
Accumulated undistributed net investment loss......       (680)
Accumulated net realized loss on investments.......   (107,742)
Unrealized appreciation of investments in
  securities.......................................     18,101
                                                     ---------

Net assets.........................................  $ 345,743
                                                     =========


Class A
  Net asset value per share ($13,497 / 1,061 shares
    outstanding)......................................  $12.72
                                                        ------
  Maximum offering price per share($12.72 / 94.5%)....  $13.46
                                                        ======
Class B
  Net asset value per share ($3,435 / 299 shares
    outstanding)......................................  $11.51
                                                        ======
Class C
  Net asset value per share ($3,245 / 282 shares
    outstanding)......................................  $11.51
                                                        ------
  Maximum offering price per share($11.51 / 99.0%)....  $11.63
                                                        ======
Class H
  Net asset value per share ($24,913 / 2,160 shares
    outstanding)......................................  $11.53
                                                        ======
Class L
  Net asset value per share ($275,579 / 21,606 shares
    outstanding)......................................  $12.75
                                                        ------
  Maximum offering price per share($12.75 / 95.25%)...  $13.39
                                                        ======
Class M
  Net asset value per share ($20,777 / 1,804 shares
    outstanding)......................................  $11.52
                                                        ======
Class N
  Net asset value per share ($4,296 / 373 shares
    outstanding)......................................  $11.52
                                                        ======
Class Y
  Net asset value per share ($1 / @@ shares
    outstanding)......................................  $12.79
                                                        ======

  (a)  Presently non-income producing.

  (b) At April 30, 2003, the cost of securities for federal income tax purposes is $358,669 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $ 19,967
      Unrealized depreciation........................   (14,366)
                                                       --------
      Net unrealized appreciation                      $  5,601
                                                       ========

  (c) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.09% of total net assets as of April 30, 2003.

    + Security is fully or partially on loan as of April 30, 2003. See Note 2d of accompanying Notes to Financial Statements.

   @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD GROWTH OPPORTUNITIES FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       ---------
COMMON STOCK -- 98.1%
            BASIC MATERIALS -- 0.9%
     169    Precision Castparts Corp. ........................  $   4,677
                                                                ---------

            CONSUMER CYCLICAL -- 14.9%
     237    Abercrombie & Fitch Co. Class A (with rights)(a)..      7,779
     150    American Eagle Outfitters, Inc.(a)................      2,618
   1,459    American Tower Corp. Class A(a)...................      9,687
     118    Blockbuster, Inc. Class A.........................      2,101
   2,892    Burberry Group plc+...............................     12,089
     110    Coach, Inc. (with rights)(a)......................      4,777
      56    eBay, Inc.(a).....................................      5,195
       1    Foot Locker, Inc. ................................         14
     625    Gap, Inc. ........................................     10,397
     462    Hollywood Entertainment Corp.(a)..................      8,206
      50    Michaels Stores, Inc.(a)..........................      1,575
     181    Newell Rubbermaid, Inc. (with rights).............      5,523
     169    Pacific Sunwear of California, Inc.(a)............      3,865
     153    Reebok International Ltd. (with rights)(a)........      4,749
                                                                ---------

                                                                   78,575
                                                                ---------

            CONSUMER STAPLES -- 3.8%
     224    Bunge Ltd. .......................................      6,266
     243    Constellation Brands, Inc. Class A(a).............      6,520
     165    General Mills, Inc. ..............................      7,448
                                                                ---------

                                                                   20,234
                                                                ---------

            ENERGY -- 1.0%
     267    XTO Energy, Inc. (with rights)....................      5,214
                                                                ---------


            FINANCE AND INSURANCE -- 6.7%
     114    Anthem, Inc.(a)...................................      7,846
      99    BlackRock, Inc.(a)................................      4,493
     100    Capital One Financial Corp. ......................      4,170
     191    Fannie Mae........................................     13,827
      87    Freddie Mac.......................................      5,008
                                                                ---------
                                                                   35,344
                                                                ---------

            HEALTH CARE -- 29.6%
     135    Abbott Laboratories (with rights).................      5,489
     159    Amylin Pharmaceuticals, Inc.(a)...................      3,051
     488    Applera Corp. -- Celera Genomics Group(a).........      5,127
     171    AstraZeneca plc ADR...............................      6,826
     127    Cardinal Health, Inc. ............................      7,043
     202    Caremark Rx, Inc.(a)..............................      4,030
     172    Cephalon, Inc.(a).................................      7,033
     420    Edwards Lifesciences Corp.(a).....................     12,137
     154    Forest Laboratories, Inc. (with rights)(a)........      7,965
     193    Genzyme Corp. -- General Division(a)..............      7,774
     112    Gilead Sciences, Inc.(a)+.........................      5,186
      97    Guidant Corp. ....................................      3,794
     310    Human Genome Sciences, Inc. (with rights)(a)......      3,626
      77    IDEC Pharmaceuticals Corp.(a).....................      2,512
     102    Lilly (Eli) & Co. (with rights)...................      6,510
     267    McKesson Corp. ...................................      7,393
     129    Medicines Co.(a)..................................      2,657
     793    Millennium Pharmaceuticals, Inc. (with rights)(a).      8,727
      57    Neurocrine Biosciences, Inc.(a)...................      2,575
     133    NPS Pharmaceuticals, Inc.(a)+.....................      2,526
     660    Schering-Plough Corp. (with rights)...............     11,953
     601    Serono S.A. ADR+..................................      8,161
     127    St. Jude Medical, Inc. (with rights)(a)...........      6,641
     195    Telik, Inc.(a)....................................      2,565
     357    Viasys Healthcare, Inc. (with rights)(a)..........      5,785
     324    Watson Pharmaceuticals, Inc.(a)...................      9,413
                                                                ---------
                                                                  156,499
                                                                ---------

            SERVICES -- 17.1%
     352    Accenture Ltd. Class A(a).........................      5,637
     116    Alliance Data Systems Corp.(a)....................      2,440
     188    Apollo Group, Inc. Class A(a).....................     10,195
     121    Business Objects S.A. ADR(a)......................      2,629
     232    Career Education Corp. (with rights)(a)...........     13,938
   1,146    Cendant Corp.(a)..................................     16,368
     104    CheckFree Corp.(a)................................      2,856
     123    Education Management Corp.(a).....................      6,015
     131    FTI Consulting, Inc.(a)+..........................      5,941
     152    Lamar Advertising Co.(a)..........................      5,446
      81    Strayer Education, Inc. ..........................      5,236
     192    Univision Communications, Inc. Class A(a)+........      5,802
     131    USA Interactive(a)................................      3,929
     212    Wynn Resorts Ltd.(a)..............................      3,574
                                                                ---------
                                                                   90,006
                                                                ---------

            TECHNOLOGY -- 21.0%
     239    Altera Corp.(a)...................................      3,777
      83    Analog Devices, Inc. (with rights)(a).............      2,752
     343    ASML Holding N.V.(a)..............................      3,022
     598    Citizens Communications Co. (with rights)(a)......      6,532
     166    Cognos, Inc.(a)...................................      4,505
     286    Crown Castle International Corp.(a)...............      1,820
     301    Dell Computer Corp. (with rights)(a)..............      8,708
     179    First Data Corp. .................................      7,010
     479    Fossil, Inc.(a)...................................      8,751
     163    Global Payments, Inc. (with rights)...............      5,067
     401    Microsoft Corp. ..................................     10,241
     167    Nam Tai Electronics, Inc. ........................      4,531
     619    Nextel Communications, Inc. Class A(a)............      9,161
     226    Nokia Oyj ADR.....................................      3,743
     325    Taiwan Semiconductor Manufacturing Co. Ltd.
              ADR(a)..........................................      2,722
     157    Take-Two Interactive Software, Inc.(a)+...........      3,535
     129    Texas Instruments, Inc. (with rights).............      2,393
     273    Thermo Electron Corp. (with rights)(a)............      4,966

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
     144    Varian, Inc. (with rights)(a).....................  $   4,542
     437    VeriSign, Inc. (with rights)(a)...................      5,427
     383    Vodafone Group plc ADR+...........................      7,570
                                                                ---------

                                                                  110,775
                                                                ---------

            TRANSPORTATION -- 3.1%
     136    JetBlue Airways Corp.(a)+.........................      4,274
     298    Ryanair Holdings plc ADR(a)+......................     11,838
                                                                ---------

                                                                   16,112
                                                                ---------

            Total common stock
              (cost $482,591).................................  $ 517,436
                                                                =========

PRINCIPAL
 AMOUNT
---------
SHORT-TERM INVESTMENTS -- 7.9%

            COLLATERAL FOR SECURITIES LENDING -- 7.5%
 $39,568    Boston Global Investment Trust....................  $  39,568
                                                                ---------

            FINANCE -- 0.4%
   2,004    Joint Repurchase Agreement,
              1.27%, 05/01/2003 (Note 2f).....................      2,004
                                                                ---------

            Total short-term investments
              (cost $41,572)..................................  $  41,572
                                                                =========

            Total investments in securities (cost
              $524,163)(b)....................................  $ 559,008
                                                                =========


STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value...........................  $ 559,008
Cash..........................................................         @@
Receivables:
  Investment securities sold..................................     13,627
  Fund shares sold............................................        117
  Dividends and interest......................................        300
  Other assets................................................         75
                                                                ---------

Total assets..................................................    573,127
                                                                ---------

LIABILITIES
Payables:
  Payable upon return of securities loaned (Note
    2)........................................................     39,568
  Investment securities purchased.............................      5,116
  Fund shares redeemed........................................        261
  Payable for investment advisory and management
    fees (Note 3).............................................        327
  Payable for distribution fees (Note 3)......................         33
Accrued expenses..............................................        108
                                                                ---------

Total liabilities.............................................     45,413
                                                                ---------

Net assets...................................................   $ 527,714
                                                                =========

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  100,000,000 shares authorized; 31,518 shares
  outstanding................................................   $ 708,192
Accumulated undistributed net investment loss................      (1,634)
Accumulated net realized loss on investments and
  foreign currency transactions..............................    (213,689)
Unrealized appreciation of investments in
  securities and the translations of assets and
  liabilities denominated in foreign currency................      34,845
                                                                ---------

Net assets...................................................   $ 527,714
                                                                =========


Class A
  Net asset value per share ($5,229 / 309 shares
    outstanding)...................................                 $16.91
                                                                    ------
  Maximum offering price per share
    ($16.91 / 94.5%)...............................                 $17.89
                                                                    ======
Class B
  Net asset value per share ($1,373 / 91 shares
    outstanding)...................................                 $15.09
                                                                    ======
Class C
  Net asset value per share ($1,129 / 75 shares
    outstanding)...................................                 $15.09
                                                                    ------
  Maximum offering price per share
    ($15.09 / 99.0%)...............................                 $15.24
                                                                    ======
Class H
  Net asset value per share ($39,365 / 2,600 shares
    outstanding)...................................                 $15.14
                                                                    ======
Class L
  Net asset value per share ($427,273 / 25,181
    shares outstanding)............................                 $16.97
                                                                    ------
  Maximum offering price per share
    ($16.97 / 95.25%)..............................                 $17.82
                                                                    ======
Class M
  Net asset value per share ($20,651 / 1,366 shares
    outstanding)...................................                 $15.12
                                                                    ======
Class N
  Net asset value per share ($4,024 / 266 shares
    outstanding)...................................                 $15.12
                                                                    ======
Class Y
  Net asset value per share ($1 / @@ shares
    outstanding)...................................                 $17.00
                                                                    ======
Class Z
  Net asset value per share ($28,669 / 1,630 shares
    outstanding)...................................                 $17.58
                                                                    ======

  (a)  Presently non-income producing.

  (b) At April 30, 2003, the cost of securities for federal income tax purposes is $527,984 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................            $ 48,699
      Unrealized depreciation........................             (17,675)
                                                                 --------
      Net unrealized appreciation....................            $ 31,024
                                                                 ========

  (c) See Note 2b of accompanying Notes of Financial Statements regarding valuation of securities.

  (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 12.82% of total net assets as of April 30, 2003.

    + Security is fully or partially on loan as of April 30, 2003. See Note 2d of accompanying Notes to Financial Statements.

   @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD HIGH YIELD FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING     VALUE(C)
---------                                                       ----------   --------
CORPORATE BONDS: INVESTMENT GRADE -- 20.1%
            BASIC MATERIALS -- 4.2%
 $   350    Boise Cascade Corp.
              7.35%, 02/01/2016...............................  Baa3*        $    354
   1,375    Boise Cascade Corp.
              7.50%, 02/01/2008...............................  Baa3*           1,469
     900    Crompton Corp.
              8.50%, 03/15/2005...............................  BBB-              954
     210    Cypress Amax Minerals Co.
              8.375%, 02/01/2023..............................  BBB-              211
     950    Ferro Corp.
              9.125%, 01/01/2009..............................  BBB-            1,067
     506    Georgia Gulf Corp.
              7.625%, 11/15/2005..............................  BBB-              521
     600    Inco Ltd.
              9.60%, 06/15/2022...............................  BBB-              629
   1,000    Methanex Corp.
              8.75%, 08/15/2012...............................  BBB-            1,102
   1,045    Phelps Dodge Corp.
              8.75%, 06/01/2011...............................  BBB-            1,180
   2,755    Phelps Dodge Corp.
              9.50%, 06/01/2031...............................  BBB-            3,169
     100    Placer Dome, Inc.
              7.125%, 06/15/2007..............................  BBB+              113
     650    Potlatch Corp.
              12.50%, 12/01/2009..............................  Baa3*             722
     590    Santa Fe Pacific Gold Corp.
              8.375%, 07/01/2005..............................  BBB               645
                                                                             --------

                                                                               12,136
                                                                             --------

            CAPITAL GOODS -- 1.6%
     385    Tyco International Group S.A.
              3.125%, 01/15/2023(g)...........................  BBB-              390
   1,775    Tyco International Group S.A.
              6.375%, 02/15/2006+.............................  BBB-            1,784
   2,400    Tyco International Group S.A.
              6.75%, 02/15/2011+..............................  BBB-            2,400
                                                                             --------

                                                                                4,574
                                                                             --------

            CONSUMER CYCLICAL -- 1.7%
     900    American Greetings Corp.
              6.10%, 08/01/2028...............................  BBB-              882
   1,130    Centerpoint Energy Resources
              7.875%, 04/01/2013(g)...........................  BBB             1,297
   1,100    Penney (J.C.) Co., Inc.
              8.125%, 04/01/2027+.............................  BBB-            1,062
   1,230    Penney (J.C.) Co., Inc.
              8.25%, 08/15/2022...............................  BBB-            1,212
     265    Toys 'R' Us, Inc.
              7.875%, 04/15/2013..............................  BBB-              276
                                                                             --------

                                                                                4,729
                                                                             --------

            ENERGY -- 0.3%
     900    Consumers Energy Co.
              6.25%, 09/15/2006...............................  BBB-              986
                                                                             --------
            FINANCE -- 2.6%
 $    53    Bundesschatzanweisungen (Euro)
              3.00%, 12/10/2004...............................  Aaa*         $     60
   1,000    Capital One Bank
              8.25%, 06/15/2005...............................  BBB-            1,084
   1,820    Deutsche Bundesrepublik (Euro)
              6.00%, Ser 93 09/15/2003........................  AAA             2,056
   1,753    French Treasury Note (Euro)
              4.50%, 07/12/2003...............................  AAA             1,963
      58    United Kingdom Treasury (British. Pound)
              6.75%, 11/26/2004...............................  AAA                97
   1,347    United Kingdom Treasury (British. Pound),
              8.00%, 06/10/2003...............................  AAA             2,163
                                                                             --------
                                                                                7,423
                                                                             --------

            HEALTH CARE -- 2.2%
     750    Bausch & Lomb, Inc.
              6.95%, 11/15/2007...............................  BBB-              778
     160    HCA, Inc.
              7.00%, 07/01/2007+..............................  BBB-              173
   1,020    HCA, Inc.
              7.125%, 06/01/2006..............................  BBB-            1,097
     350    HCA, Inc.
              7.50%, 11/15/2095...............................  BBB-              334
   1,200    HCR Manor Care, Inc.
              7.50%, 06/15/2006...............................  BBB             1,288
     600    Manor Care, Inc.
              8.00%, 03/01/2008+..............................  BBB               651
   1,600    Tenet Healthcare Corp.
              6.50%, 06/01/2012...............................  BBB-            1,516
     540    Watson Pharmaceuticals, Inc.
              7.125%, 05/15/2008..............................  BBB-              566
                                                                             --------
                                                                                6,403
                                                                             --------

            SERVICES -- 3.1%
   1,400    Hilton Hotels Corp.
              7.625%, 05/15/2008..............................  BBB-            1,498
     125    Lenfest Communications, Inc.
              10.50%, 06/15/2006..............................  BBB               148
     800    MGM Mirage, Inc.
              6.875%, 02/06/2008+.............................  BBB-              828
   1,660    Mirage Resorts, Inc.
              7.25%, 10/15/2006...............................  BBB-            1,735
   1,000    Park Place Entertainment Corp.
              7.50%, 09/01/2009+..............................  BBB-            1,062
     175    Quebecor World (USA), Inc.
              7.75%, 02/15/2009...............................  BBB               183
   2,300    Starwood Hotels & Resorts Worldwide, Inc.
              7.375%, 05/01/2007..............................  BB+             2,404
     900    USA Networks, Inc.
              6.75%, 11/15/2005...............................  BBB-              952
                                                                             --------
                                                                                8,810
                                                                             --------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING     VALUE(C)
---------                                                       ----------   --------
CORPORATE BONDS: INVESTMENT
GRADE -- (CONTINUED)
            TECHNOLOGY -- 3.5%
 $   260    Apogent Technologies, Inc.
              8.00%, Ser B 04/01/2011.........................  BBB-         $    303
   1,150    AT&T Corp.
              8.50%, 11/15/2031...............................  BBB+            1,280
   1,000    France Telecom S.A.
              10.00%, 03/01/2031..............................  BBB-            1,330
     350    Qwest Capital Funding
              7.625%, 08/03/2021..............................  BBB               266
   2,300    Rogers Cable, Inc.
              8.75%, 05/01/2032...............................  BBB-            2,461
     770    Sprint Capital Corp.
              7.90%, 03/15/2005...............................  BBB-              816
     745    Sprint Capital Corp.
              8.75%, 03/15/2032...............................  BBB-              816
   1,880    Telus Corp.
              8.00%, 06/01/2011...............................  BBB             2,124
     365    Time Warner Entertainment Co.
              8.375%, 03/15/2023..............................  BBB+              450
       1    Voicestream Wireless Corp.
              10.375%, 11/15/2009.............................  BBB+                2
                                                                             --------

                                                                                9,848
                                                                             --------
            UTILITIES -- 0.9%
     125    El Paso Electric Co.
              9.40%, Ser E 05/01/2011.........................  BBB-              143
     125    Reliant Energy Resources
              7.75%, 02/15/2011...............................  BBB               139
   1,335    Westar Energy, Inc.
              8.50%, 07/01/2022...............................  BBB-            1,403
     800    Western Resources, Inc.
              7.65%, 04/15/2023...............................  BBB-              808
                                                                             --------
                                                                                2,493
                                                                             --------
            Total corporate bonds:
              investment grade (cost $52,238).................               $ 57,402
                                                                             ========

CORPORATE BONDS: NON-INVESTMENT GRADE -- 70.8%
            BASIC MATERIALS -- 12.3%
   2,300    Abitibi-Consolidated Financial
              7.875%, 08/01/2009..............................  BB+             2,472
   2,645    AK Steel Corp.
              7.875%, 02/15/2009+.............................  BB              2,347
     500    Arco Chemical Co.
              9.80%, 02/01/2020...............................  BB                475
     900    Bowater Canada Finance
              7.95%, 11/15/2011...............................  BB+               945
     175    Compass Minerals Group, Inc.
              10.00%, 08/15/2011..............................  B                 194
     505    Crown Cork & Seal Co., Inc.
              8.00%, 04/15/2023...............................  B                 379
   1,076    Crown European Holdings S.A.
              9.50%, 03/01/2011(g)............................  B+              1,146
   2,955    Equistar Chemicals L.P.
              7.55%, 02/15/2026...............................  BB              2,364
   1,032    FMC Corp.
              10.25%, 11/01/2009(g)...........................  BB+             1,161
     855    General Chemical Industrial Products, Inc.
              10.625%, 05/01/2009(a).........................   C                 188
     263    Georgia Gulf Corp.
              10.375%, 11/01/2007+............................  BB-               284
     550    Georgia-Pacific Corp.
              7.25%, 06/01/2028...............................  BB+               445
   1,175    Georgia-Pacific Corp.
              7.50%, 05/15/2006+..............................  BB+             1,172
     565    Georgia-Pacific Corp.
              8.875%, 05/15/2031..............................  BB+               514
     520    Georgia-Pacific Corp.
              9.875%, 11/01/2021..............................  BB+               491
     600    Hercules, Inc.
              11.125%, 11/15/2007.............................  BB-               678
     260    Hercules, Inc.
              6.60%, 08/01/2027...............................  BB                260
     150    Huntsman ICI Chemicals, Inc.
              10.125%, 07/01/2009.............................  B-                162
   1,120    IMC Global, Inc.
              11.25%, Ser B 06/01/2011........................  BB              1,271
     275    Jefferson Smurfit Corp.
              8.25%, 10/01/2012...............................  B                 299
     415    Kappa Beheer B.V. (Euro)
              10.625%, 07/15/2009.............................  B                 500
     720    Longview Fibre Co.
              10.00%, 01/15/2009..............................  B+                774
   1,005    Louisiana-Pacific Corp.
              8.50%, 08/15/2005+..............................  BB-             1,079
     480    Lyondell Chemical Co.
              9.625%, Ser A 05/01/2007........................  BB                494
   1,550    Lyondell Chemical Co.
              9.875%, Ser B 05/01/2007........................  BB              1,597
   1,050    Messer Griesheim Holdings AG (Euro)
              10.375%, 06/01/2011.............................  B+              1,301
     620    Oregon Steel Mills, Inc.
              10.00%, 07/15/2009+.............................  B+                589
   2,995    Owens-Brockway Glass Co., Inc.
              8.875%, 02/15/2009..............................  BB              3,212
     780    Peabody Energy Corp.
              6.875%, 03/15/2013(g)...........................  BB-               811
     905    Plastipak Holdings, Inc.
              10.75%, 09/01/2011..............................  B+                977
     300    PolyOne Corp.
              10.625%, 05/15/2010(g)..........................  BB-               300
   1,000    PolyOne Corp.
              8.875%, 05/01/2012+.............................  BB-               950
     140    Silgan Holdings, Inc.
              9.00%, 06/01/2009...............................  B                 146
     590    Solutia, Inc.
              11.25%, 07/15/2009 (with warrants)..............  B+                448

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD HIGH YIELD FUND

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING     VALUE(C)
---------                                                       ----------   --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            BASIC MATERIALS -- (CONTINUED)
 $   480    Solutia, Inc.
              6.72%, 10/15/2037...............................  B+           $    343
     810    Stone Container Corp.
              8.375%, 07/01/2012..............................  B                 881
   1,200    Stone Container Corp.
              9.75%, 02/01/2011...............................  B               1,347
   1,945    United States Steel LLC
              10.75%, 08/01/2008+.............................  BB              2,110
                                                                             --------

                                                                               35,106
                                                                             --------

            CAPITAL GOODS -- 2.0%
     519    AGCO Corp.
              9.50%, 05/01/2008...............................  BB                566
     685    Briggs & Stratton Corp.
              8.875%, 03/15/2011..............................  BB+               767
     410    Cummins, Inc.
              9.50%, 12/01/2010(g)............................  BB+               443
     254    Flowserve Finance B.V., Inc. (Euro)
              12.25%, 08/15/2010..............................  B                 315
     350    Hasbro, Inc.
              6.60%, 07/15/2028...............................  BB                325
     425    Jorgensen (Earle M.) Co.
              9.75%, 06/01/2012+..............................  B-                446
     200    Joy Global, Inc.
              8.75%, Ser B 03/15/2012.........................  B+                216
     240    Rexnord Corp.
              10.125%, 12/15/2012(g)..........................  B-                258
     250    Sequa Corp.
              8.875%, Ser B 04/01/2008........................  BB-               258
     360    Sequa Corp.
              9.00%, 08/01/2009+..............................  BB-               376
     525    Terex Corp.
              10.375%, Ser B 04/01/2011+......................  B                 583
     400    Xerox Capital Europe plc.
              5.875%, 05/15/2004..............................  B+                403
     570    Xerox Corp.
              9.75%, 01/15/2009(g)+...........................  B+                647
                                                                             --------
                                                                                5,603
                                                                             --------

            CONSUMER CYCLICAL -- 6.5%
     550    AutoNation, Inc.
              9.00%, 08/01/2008...............................  BB+               599
     155    B & G Foods, Inc.
              9.625%, Ser D 08/01/2007........................  B-                160
     900    Champion Home Builders
              11.25%, 04/15/2007..............................  B-                778
     610    Collins & Aikman Floorcovering, Inc.
              9.75%, Ser B 02/15/2010.........................  B                 615
     500    D.R. Horton, Inc.
              6.875%, 05/01/2013..............................  BB                511
     595    Dana Corp.
              6.50%, 03/15/2008...............................  BB                577
   1,100    Dana Corp.
              7.00%, 03/01/2029+..............................  BB                929
   1,120    Delhaize America, Inc.
              8.125%, 04/15/2011..............................  BB+             1,187
     400    Delhaize America, Inc.
              9.00%, 04/15/2031+..............................  BB+               426
     350    Dillard's, Inc.
              6.625%, 01/15/2018..............................  BB+               314
     255    Dillard's, Inc.
              7.13%, 08/01/2018...............................  BB+               238
     440    Dillard's, Inc.
              7.375%, 06/01/2006..............................  BB+               455
     420    Integrated Electrical Services, Inc.
              9.375%, Ser C 02/01/2009........................  B+                414
     220    Kaufman & Broad Home Corp.
              7.75%, 10/15/2004...............................  BB+               228
   1,100    KB Home
              7.75%, 02/01/2010...............................  BB-             1,155
   1,200    L-3 Communications Corp.
              7.625%, 06/15/2012..............................  BB-             1,323
   1,000    Levi Strauss & Co.
              12.25%, 12/15/2012(g)...........................  BB-               830
     935    Millennium America, Inc.
              7.00%, 11/15/2006...............................  BB+               949
     718    Millennium America, Inc.
              7.625%, 11/15/2026..............................  BB+               671
     825    Moore North America Finance
              7.875%, 01/15/2011(g)...........................  BB-               879
     594    Navistar International Corp.
              9.375%, Ser B 06/01/2006........................  BB-               634
     170    Phillips Van-Heusen Corp.
              8.125%, 05/01/2013(g)...........................  BB-               176
   1,150    Saks, Inc.
              7.50%, 12/01/2010...............................  BB              1,202
   2,000    Schuler Homes, Inc.
              9.375%, 07/15/2009..............................  BB              2,185
     125    Toll Corp.
              7.75%, 09/15/2007...............................  BB+               129
     890    TRW Automotive, Inc.
              9.375%, 02/15/2013(g)...........................  B+                972
                                                                             --------
                                                                               18,536
                                                                             --------

            CONSUMER STAPLES -- 3.0%
     623    Armkel LLC
              9.50%, 08/15/2009+..............................  B-                698
     520    Canandaigua Brands, Inc.
              8.625%, 08/01/2006..............................  BB                563
     460    Del Monte Corp.
              8.625%, 12/15/2012(g)...........................  B                 495
   1,750    Dole Foods Co.
              8.625%, 05/01/2009..............................  B+              1,894
     750    Johnsondiversey, Inc.
              9.625%, 05/15/2012..............................  B                 827
   1,120    Land O'Lakes, Inc.
              8.75%, 11/15/2011...............................  B+                717

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING     VALUE(C)
---------                                                       ----------   --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            CONSUMER STAPLES -- (CONTINUED)
 $   500    Smithfield Foods, Inc.
              8.00%, Ser B 10/15/2009.........................  BB+          $    513
   1,085    Tembec Industries, Inc.
              7.75%, 03/15/2012...............................  BB+             1,101
     950    Tembec Industries, Inc.
              8.50%, 02/01/2011+..............................  BB+               988
     250    Tembec Industries, Inc.
              8.625%, 06/30/2009..............................  BB+               260
     500    Tembec Industries, Inc.
              8.625%, 06/30/2009(g)...........................  BB+               520
                                                                             --------

                                                                                8,576
                                                                             --------
            ENERGY -- 7.0%
     150    Belco Oil & Gas Corp.
              8.875%, Ser B 09/15/2007........................  B+                157
     555    Chesapeake Energy Corp.
              7.50%, 09/15/2013(g)............................  B+                590
     520    Citgo Petroleum Corp.
              11.375%, 02/01/2011(g)..........................  B+                580
      75    Clark R&M, Inc.
              8.625%, 08/15/2008+.............................  BB-                78
   1,530    Enron Corp.
              6.95%, 07/15/2028(a)+...........................  D                 275
     440    Gazprom OAO
              9.625%, 03/01/2013(g)...........................  B+                469
     820    Key Energy Services, Inc.
              8.375%, Ser C 03/01/2008........................  BB                875
     845    Magnum Hunter Resources, Inc.
              9.60%, 03/15/2012+..............................  B+                913
   1,060    Newpark Resources, Inc.
              8.625%, Ser B 12/15/2007........................  B+              1,063
     625    Nuevo Energy Co.
              9.375%, Ser B 10/01/2010........................  B                 663
     103    Nuevo Energy Co.
              9.50%, Ser B 06/01/2008.........................  B                 108
   1,475    Pioneer Natural Resources Co.
              6.50%, 01/15/2008...............................  BB+             1,602
   1,000    Pioneer Natural Resources Co.
              7.20%, 01/15/2028...............................  BB+             1,040
   1,000    Pioneer Natural Resources Co.
              9.625%, 04/01/2010..............................  BB+             1,230
     700    Plains E&P Company, Inc.
              8.75%, 07/01/2012...............................  B                 749
     650    Pogo Producing Co.
              10.375%, Ser B 02/15/2009.......................  BB                709
   1,063    Port Arthur Finance Corp.
              12.50%, 01/15/2009..............................  BB              1,211
     530    Premcor Refining Group, Inc.
              9.25%, 02/01/2010(g)............................  BB-               583
   2,595    Southern Natural Gas Co.
              8.00%, 03/01/2032...............................  B+              2,653
     400    Star Gas Partners, Inc.
              10.25%, 02/15/2013(g)...........................  B                 407
   1,805    Swift Energy Co.
              10.25%, 08/01/2009..............................  B               1,922
   1,320    Tesoro Petroleum Corp.
              8.00%, 04/15/2008(g)............................  BB              1,366
     320    Tesoro Petroleum Corp.
              9.00%, Ser B 07/01/2008+........................  B                 306
     285    Vintage Petroleum, Inc.
              8.25%, 05/01/2012...............................  BB-               304
     150    Westport Resources Corp.
              8.25%, 11/01/2011(g)............................  B+                164
      50    XTO Energy, Inc.
              8.75%, Ser B 11/01/2009.........................  BB-                52
                                                                             --------
                                                                               20,069
                                                                             --------

            FINANCE -- 2.7%
     950    Burns Phillip Capital Ltd.
              9.75%, 07/15/2012(g)............................  B-                950
     250    Fed Republic of Brazil
              12.75%, 01/15/2020..............................  B+                250
     400    Interpool, Inc.
              7.20%, 08/01/2007...............................  BB+               380
      75    Interpool, Inc.
              7.35%, 08/01/2007 ..............................  BB+                72
   2,000    IPC Acquisition Corp.
              11.50%, 12/15/2009..............................  B-              2,080
     100    Republic of Colombia
              8.375%, 02/15/2027..............................  BB                 92
       8    Republic of Ecuador
              12.00%, 11/15/2012(g)...........................  CCC+                7
     145    Republic of Ecuador
              6.00%, 08/15/2030(g)(h).........................  CCC+               90
      75    RFS Partnership L.P.
              9.75%, 03/1/2012................................  B+                 78
     400    Russian Federation National Govt.
              11.00%, 07/24/2018(g)...........................  BB                536
     590    Senior Housing Properties Trust
              7.875%, 04/15/2015..............................  BB+               599
     485    United Rentals North America, Inc.
              10.75%, 04/15/2008(g)...........................  BB-               524
     605    Ventas Realty L.P., Inc.
              8.75%, 05/01/2009...............................  BB-               643
     225    Western Financial Bank
              9.625%, 05/15/2012..............................  BB-               232
   1,120    Xerox Credit Corp.
              6.10%, 12/16/2003...............................  B+              1,127
                                                                             --------
                                                                                7,660
                                                                             --------

            HEALTH CARE -- 1.9%
     750    AdvancePCS
              8.50%, 04/01/2008...............................  BB                810
     515    Alaris Medical Systems, Inc.
              11.625%, Ser B 12/01/2006.......................  Be+               603
     255    AmerisourceBergen Corp.
              7.25%, 11/15/2012(g)............................  BB                270

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD HIGH YIELD FUND

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING     VALUE(C)
---------                                                       ----------   --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            HEALTH CARE -- (CONTINUED)
 $   270    Hanger Orthopedic Group, Inc.
              10.375%, 02/15/2009.............................  B            $    294
            HEALTH CARE -- (CONTINUED)
 $ 1,345    IASIS Healthcare Corp.
              13.00%, 10/15/2009+.............................  CCC+         $  1,500
   1,100    Select Medical Corp.
              9.50%, 06/15/2009+..............................  B               1,177
     580    United Surgical Partners International, Inc.
              10.00%, 12/15/2011 .............................  B-                621
     260    Vanguard Health Systems, Inc.
              9.75%, 08/01/2011...............................  CCC+              263
                                                                             --------
                                                                                5,538
                                                                             --------

            SERVICES -- 10.1%
     460    Allied Waste Industries, Inc.
              6.375%, 01/15/2008..............................  BB-               451
     500    Allied Waste Industries, Inc.
              7.875%, 03/15/2005..............................  BB-               504
     290    Allied Waste Industries, Inc.
              9.25%, 09/01/2012(g)............................  BB-               318
     345    Allied Waste North America, Inc.
              7.625%, Ser B 01/01/2006........................  BB-               358
     400    Allied Waste North America, Inc.
              7.875%, 04/15/2013..............................  BB-               416
   1,900    Allied Waste North America, Inc.
              8.875%, Ser B 04/01/2008........................  BB-             2,052
  10,117    Australis Media Ltd.
              15.75% Disc Note 05/15/2003 (with
              warrants)(a)(e).................................  NR                  1
     350    Aztar Corp.
              8.875%, 05/15/2007..............................  B+                366
     485    Boyd Gaming Corp.
              9.25%, 08/01/2009...............................  BB-               535
   1,305    Browning-Ferris Industries, Inc.
              7.40%, 09/15/2035...............................  BB-             1,214
   1,275    Callahan Nordrhein-Westfalen
              14.00%, 07/15/2010(a)+..........................  NR                 56
     855    CanWest Media, Inc.
              7.625%, 04/15/2013(g)...........................  B-                898
   1,500    CSC Holdings, Inc.
              8.125% Sr Deb 08/15/2009........................  BB-             1,590
   1,800    Encompass Services Corp.
              10.50%, 05/01/2009(a)(e)........................  D                  27
   1,450    Felcor Lodging L.P.
              9.50%, 09/15/2008...............................  B+              1,443
     800    Fresenius Finance BV (Euro)
              7.75%, 04/30/2009...............................  BB+               920
     340    HMH Properties, Inc.
              8.45%, Ser C 12/01/2008.........................  B+                348
   1,700    Hollinger International, Inc.
              9.00%, 12/15/2010(g)............................  B               1,819
     300    Host Marriot LP
              9.25%, 10/01/2007...............................  B+                314
     555    Iron Mountain, Inc.
              7.75%, 01/15/2015...............................  B                 597
   1,435    John Q. Hamons Hotels, Inc.
              8.875%, Ser B 05/15/2012........................  B               1,485
     400    K-III Communications Corp.
              8.50%, Ser B 02/01/2006.........................  B                 401
   1,180    Mandalay Resort Group
              9.50%, 08/01/2008+..............................  BB+             1,307
     745    Mohegan Tribal Gaming Authority
              8.125%, 01/01/2006..............................  BB                792
     450    Park Place Entertainment Corp.
              9.375%, 02/15/2007..............................  BB+               489
     175    Primedia, Inc.
              7.625%, 04/01/2008+.............................  B                 178
   1,545    Quebecor Media, Inc.
              11.125%, 07/15/2011.............................  B               1,754
     420    R.H. Donnelley Financial Corp.
              8.875%, 12/15/2010(g)...........................  B+                470
   2,420    Service Corp. International
              6.50%, 03/15/2008+..............................  BB-             2,360
     670    Service Corp. International
              7.70%, 04/15/2009...............................  BB-               677
     300    Service Corp. International
              7.875%, 02/01/2013..............................  BB-               300
     900    Six Flags, Inc.
              8.875%, 02/01/2010..............................  B                 900
     200    Six Flags, Inc.
              9.50%, 02/01/2009+..............................  B                 204
   1,105    Stewart Enterprises, Inc.
              10.75%, 07/01/2008..............................  B+              1,229
     900    Unisys Corp.
              7.25%, 01/15/2005...............................  BB+               941
     450    Unisys Corp.
              8.125%, 06/01/2006..............................  BB+               482
     460    Venetian Casino Resort LLC
              11.00%, 06/15/2010..............................  B-                505
      50    Webb (Del E.) Corp.
              9.375%, 05/01/2009..............................  BB+                52
                                                                             --------
                                                                               28,753
                                                                             --------

            TECHNOLOGY -- 18.8%
   1,015    Avaya, Inc.
              11.125%, 04/01/2009.............................  B+              1,122
   1,750    British Sky Broadcasting Group plc
              8.20%, 07/15/2009...............................  BB+             1,995
     430    Charter Communications Holdings
              10.00%, 04/01/2009+.............................  CCC-              284
   1,755    Charter Communications Holdings
              10.00%, 05/15/2011+.............................  CCC-            1,150
   2,055    Charter Communications Holdings
              10.75%, 10/01/2009..............................  CCC-            1,367
     485    Charter Communications Holdings
              8.625%, 04/01/2009..............................  CCC-              319
     510    Charter Communications Holdings
              9.625%, 11/15/2009+.............................  CCC-              337

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING     VALUE(C)
---------                                                       ----------   --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
 $   825    Cincinnati Milacron, Inc.
              8.375%, 03/15/2004     .........................  B            $    767
            TECHNOLOGY -- (CONTINUED)
     675    DIRECTV Holdings Finance
              8.375%, 03/15/2013(g)...........................  B                 756
   1,525    EchoStar DBS Corp.
              9.375%, 02/01/2009..............................  BB-             1,645
     720    Fisher Scientific International, Inc.
              8.125%, 05/01/2012(g)...........................  B+                774
     890    Focal Communications Corp.
              11.875%, Ser B 01/15/2010(a)(e).................  D                  53
     300    Focal Communications Corp
              12.125%, Ser B 02/15/2008(a)(e).................  D                  18
   6,475    Global Crossing Holdings Ltd.
              9.50%, 11/15/2009(a)(e)+ .......................  NR                202
   3,510    Global Crossing Holdings Ltd.
              9.625%, 05/15/2008(a)(e)........................  NR                110
     520    KPNQwest N.V. (Euro)
              7.125%, 06/01/2009(a)...........................  NR                  3
   3,385    KPNQwest N.V.
              8.125%, 06/01/2009(a)...........................  NR                 @@
     790    Legrand S.A.
              10.50%, 02/15/2013(g)...........................  B+                853
     825    Level 3 Communications, Inc. (Euro)
              11.25%, 03/15/2010..............................  CC                644
   3,330    Level 3 Communications, Inc.
              11.00%, 03/15/2008+.............................  CC              2,764
   3,680    Level 3 Communications, Inc.
              11.25%, 03/15/2010+ ............................  CC              2,907
     250    Level 3 Communications, Inc.
              14.84%, 03/15/2010 (Zero coupon through
              3/15/2005, thereafter 12.875%)(f)...............  CC                154
     855    Level 3 Communications, Inc.
              9.125%, 05/01/2008+.............................  CC                693
   1,400    Lucent Technologies, Inc.
              5.50%, 11/15/2008+..............................  B-              1,187
   4,603    Lucent Technologies, Inc.
              6.45%, 03/15/2029 ..............................  B-              3,383
   3,818    Marconi Corp. plc
              8.375%, 09/15/2030(a)...........................  Ca*             1,069
     300    Metromedia Fiber Network, Inc. (Euro)
              10.00%, 12/15/2009(a)(e)........................  NR                  9
     770    Metromedia Fiber Network, Inc.
              10.00%, 12/15/2009(a)(e)........................  NR                 26
   3,465    Metromedia Fiber Network, Inc.
              10.00%, Ser B 11/15/2008(a)(e)+ ................  NR                117
     480    Nextel Communications, Inc.
              9.375%, 11/15/2009+.............................  B                 518
   3,160    Nextel Communications, Inc.
              9.75%, 10/31/2007...............................  B               3,271
     950    Nextel Communications, Inc.
              9.95%, 02/15/2008...............................  B                 998
     750    Nextlink Escrow Bond..............................  NR                 @@
   1,200    Nextlink Escrow Bond..............................  NR                 @@
     900    Nextlink Escrow Bond..............................  NR                 @@
   1,065    Nextlink Escrow Bond..............................  NR                 @@
   2,440    Nortel Networks Corp.
              4.25%, Conv. 09/01/2008 ........................  B               2,034
   1,040    Nortel Networks Corp.
              6.125%, 02/15/2006..............................  B               1,008
     455    Nortel Networks Corp.
              6.875%, 09/01/2023+.............................  B                 391
     430    PanAmSat Corp.
              6.375%, 01/15/2008..............................  BB-               442
   2,215    PanAmSat Corp.
              6.875%, 01/15/2028 .............................  BB-             2,137
     635    PanAmSat Corp.
              8.50%, 02/01/2012 ..............................  B-                687
   2,250    PerkinElmer, Inc.
              8.875%, 01/15/2013(g)...........................  BB-             2,424
   1,250    PSINet, Inc.
              11.00%, 08/01/2009(a)...........................  NR                 69
   4,095    Qwest Corp.
              6.875%, 09/15/2033..............................  B-              3,522
   1,390    Qwest Corp.
              7.25%, 10/15/2035 ..............................  B-              1,241
     900    Qwest Corp
              7.625%, 06/09/2003+.............................  B-                900
   1,375    RCN Corp.
              11.125%, 10/15/2007.............................  CCC-              488
   5,195    RCN Corp.
              9.80%, Ser B 02/15/2008 ........................  CCC-            1,662
     800    Rogers Cantel, Inc.
              9.375%, 06/01/2008+ ............................  BB+               833
     200    Rogers Cantel, Inc.
              9.75%, 06/01/2016...............................  BB+               218
   1,200    Shaw Communications, Inc.
              8.25%, 04/11/2010...............................  BB+             1,299
   2,405    Telewest Communications plc
              11.00%, 10/01/2007(a)...........................  D                 553
     260    Telewest Communications plc
              9.625%, 10/01/2006(a)+..........................  D                  60
     920    Time Warner Telecom, Inc.
              9.75%, 07/15/2008+..............................  CCC+              773
     330    United Pan-Europe Communications N.V. (Euro)
              10.875%, 11/01/2007
              (with rights)(a)................................  D                  33
     300    United Pan-Europe Communications N.V.
              10.875%, Ser B 08/01/2009(a)....................  D                  40
     635    US West Communications
              7.20%, 11/1/2004 ...............................  B-                641

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD HIGH YIELD FUND

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING     VALUE(C)
---------                                                       ----------   --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
 $ 1,575    WorldCom, Inc. -- WorldCom. Group
              7.50%, 05/15/2011(a)+...........................  NR           $    445
   7,310    WorldCom, Inc
              8.25%, 05/15/2031(a)............................  NR              2,065
                                                                             --------

                                                                               53,460
                                                                             --------

            TRANSPORTATION -- 0.9%
     825    CP Ships Ltd.
              10.375%, 07/15/2012.............................  BB+               893
     100    Delta Air Lines, Inc.
              7.90%, 12/15/2009+..............................  B                  69
     580    Delta Air Lines, Inc.
              8.30%, 12/15/2029 ..............................  B                 348
     640    Delta Air Lines, Inc.
              9.00%, 05/15/2016+..............................  B                 406
     650    Teekay Shipping Corp.
              8.32%, 02/01/2008 ..............................  BB+               696
     105    United Air Lines, Inc.
              10.67%, Ser A 05/01/2004(a).....................  D                   5
     100    United Air Lines, Inc.
              9.125%, 01/15/2012(a)+..........................  D                   5
                                                                             --------

                                                                                2,422
                                                                             --------

            UTILITIES -- 5.6%
   2,740    Calpine Corp.
              8.50%, 02/15/2011+..............................  B+              2,000
     150    Calpine Corp.
              8.625%, 08/15/2010+.............................  B+                107
     350    CMS Energy Corp.
              7.50%, 01/15/2009+..............................  B+                338
      80    CMS Energy Corp.
              8.50%, 04/15/2011+..............................  B+                 80
     375    CMS Energy Corp.
              8.90%, 07/15/2008...............................  B+                377
   1,100    Illinois Power Corp.
              11.50%, 12/15/2010(g)...........................  B               1,232
     600    Kansas Gas & Electric Co.
              6.50%, 08/01/2005...............................  BB+               636
     425    Kansas Gas & Electric Co
              7.60%, 12/15/2003...............................  BB+               431
     665    Kansas Gas & Electric Co.
              8.29%, 03/29/2016...............................  BB-               671
   3,605    Mission Energy Holding Co.
              13.50%, 07/15/2008+.............................  B-              2,415
     490    NorthWestern Corp.
              8.75%, 03/15/2012...............................  CCC+              382
   1,130    Sierra Pacific Power Co.
              8.00%, Ser A 06/01/2008+........................  BB              1,130
   1,150    Sierra Pacific Resources.
              8.75%, 05/15/2005...............................  B-              1,116
   1,300    Tennessee Gas Pipeline Co.
              7.50%, 04/01/2017+..............................  B+              1,274
   2,830    Transcontinental Gas Pipeline Corp.
              6.125%, 01/15/2005..............................  B+              2,872
     800    Transcontinental Gas Pipeline Corp.
              8.875% 07/15/2012...............................  B+                880
                                                                             --------

                                                                               15,941
                                                                             --------

            Total corporate bonds:
              non-investment grade (cost $214,729)............               $201,664
                                                                             ========


 SHARES
---------
COMMON STOCK -- 0.6%
            BASIC MATERIALS -- 0.0%
       1    Solutia (Warrants)(a)(e).......................................        19
                                                                             --------

            CONSUMER CYCLICAL -- 0.0%
       1    Hosiery Corp. of America, Inc. Class A(a)(e)...................        @@

            SERVICES -- 0.0%
       4    Splitrock Service (Warrants)(a)(e).............................        18
                                                                             --------

            TECHNOLOGY -- 0.6%
       6    Adelphia Business Solutions, Inc. (with
              rights)(a)(e)+...............................................        @@
      33    McLeod USA, Inc. (Warrants)(a).................................         6
       1    Minorplanet Systems USA, Inc. (Warrants)(a)(e).................        @@
       5    Nextlink Communications, Inc.,
              14.00% Conv Pfd PIK(a)(e)....................................        @@
      30    NTL, Inc.(a)...................................................       517
      13    Powertel, Inc. (Warrants)(a)(e)................................       259
      11    Telus Corp. (Warrants)(a)(e)...................................        23
      88    WilTel Communciations, Inc.(a).................................       963
       4    XO Communications, Inc.(a).....................................        22
                                                                             --------
                                                                                1,790
                                                                             --------
            Total common stock (cost $2,110)...............................  $  1,827
                                                                             ========

PREFERRED STOCKS -- 0.6%
            CAPITAL GOODS -- 0.1%
       3    Xerox Corp.,
              7.50%, 11/27/2021(g).........................................       181
                                                                             --------

            CONSUMER CYCLICAL -- 0.2%
      21    Rio Algom Ltd.,
              9.375%.......................................................       533
                                                                             --------

            SERVICES -- 0.3%
       8    CSC Holdings, Inc.,
              11.125%, 04/01/2008..........................................       784
                                                                             --------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
PREFERRED STOCKS -- (CONTINUED)
 TECHNOLOGY --
 0.0%
      20    Adelphia Communications Corp.,
              7.50%, Conv. Ser F 02/01/2005(a)(e).............  $      6
      15    McLeodUSA, Inc. Conv. Pfd
              2.50% Ser A 04/18/2012..........................        46
      @@    NTL Europe, Inc.,
              10.00%, Ser A 01/10/2023(a).....................        @@
                                                                --------

                                                                      52
                                                                --------

            Total preferred stocks (cost $1,885)..............  $  1,550
                                                                ========

            Total long-term investments (cost $270,962).......  $262,443
                                                                ========

PRINCIPAL
 AMOUNT
---------
SHORT-TERM INVESTMENTS -- 18.1%
            COLLATERAL FOR SECURITIES LENDING -- 13.8%
 $39,406    Navigator Prime Portfolio.........................    39,406
                                                                --------

            FINANCE -- 4.2%
  12,075    Joint Repurchase Agreement,
              1.25%, 05/01/2003 (Note 2f).....................    12,075
                                                                --------

            Total short-term investments (cost $51,481).......  $ 51,481
                                                                ========

            Total investments in securities (cost
              $322,443)(b)....................................  $313,924
                                                                ========


STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value.........................  $313,924
Cash........................................................         1
Foreign currency on deposit with custodian (cost $2,775)....     2,864
Receivables:
  Investment securities sold................................       685
  Fund shares sold..........................................     2,915
  Dividends and interest....................................     5,863
Other assets................................................        85
                                                              --------

Total assets................................................   326,337
                                                              --------

LIABILITIES
Payables:
  Payable upon return of securities loaned (Note 2).........    39,406
  Investment securities purchased...........................     1,255
  Fund shares redeemed......................................       492
  Payable for investment advisory and management fees (Note
    3)......................................................       164
  Payable for distribution fees (Note 3)....................        32
Accrued expenses............................................        55
                                                              --------

Total liabilities...........................................    41,404
                                                              --------

Net assets..................................................  $284,933
                                                              ========

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share; 300,000 shares
  authorized; 37,126 shares outstanding.....................  $374,352
Accumulated undistributed net investment loss...............      (865)
Accumulated net realized loss on investments and foreign
  currency transactions.....................................   (80,139)
Unrealized depreciation of investments in securities and
  the translations of assets and liabilities denominated
  in foreign currency.......................................    (8,415)
                                                              --------

Net assets..................................................  $284,933
                                                              ========


Class A
  Net asset value per share ($160,260 / 20,863
    shares outstanding)...........................            $   7.68
                                                              --------
  Maximum offering price per
    share($7.68 / 95.5%)..........................            $   8.04
                                                              ========
Class B
  Net asset value per share ($63,031 / 8,222
    shares outstanding)...........................            $   7.67
                                                              --------
Class C
  Net asset value per share ($61,641 / 8,041
    shares outstanding)...........................            $   7.67
                                                              --------
  Maximum offering price per share
    ($7.67 / 99.0%)...............................            $   7.75
                                                              ========
Class Y
  Net asset value per share ($1 / @@ shares
    outstanding)..................................            $   7.68
                                                              ========

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD HIGH YIELD FUND

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  (a) Presently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

  (b) At April 30, 2003, the cost of securities for federal income tax purposes is $323,557 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation.....................  $ 22,687



   Unrealized depreciation.....................   (32,320)
                                                 --------



   Net unrealized depreciation.................  $ (9,633)
                                                 ========

  (c) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 14.20% of total net asset as of April 30, 2003.

  (e) Securities issued within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by portfolio management as illiquid securities:

   PERIOD
   ACQUIRED  SHARES/PAR           SECURITY          COST BASIS
   --------  ----------           --------          ----------
     1997           6     Adelphia Business           $   20
                          Solutions, Inc. (with
                          rights)



     2002          20     Adelphia Communications        488
                          Corp., 7.50%, Conv. Pfd



     1996      10,117     Australis Media Ltd. due     7,596
                          2003



     2001       1,800     Encompass Services           1,755
                          Corp., due 2009



     2001         300     Focal Communications           271
                          Corp., due 2008



     2001         890     Focal Communications           525
                          Corp., due 2010



     1999       3,510     Global Crossing              1,159
                          Holdings, Ltd due 2008



     1999       6,475     Global Crossing              3,465
                          Holdings, Ltd due 2009




   PERIOD
   ACQUIRED  SHARES/PAR           SECURITY          COST BASIS
   --------  ----------           --------          ----------
     1994           1     Hosiery Corp. of                21
                          America, Inc. Class
                          A -- 144A



     2001         300     Metromedia Fiber               265
                          Network, Inc. due 2009



     1998       3,465     Metromedia Fiber             3,124
                          Network, Inc. due 2008



     2001         770     Metromedia Fiber               400
                          Network, Inc. due 2009



     1997           1     Minorplanet Systems USA         13
                          (Warrants) -- 144A



     1998           5     Nextlink Communications,       194
                          Inc., 14% Conv pfd PIK



     1997          13     Powertel, Inc.                  94
                          (Warrants) -- 144A



     1998           4     Splitrock Serivice              46
                          (Warrants) -- 144A



     1996          11     Telus Corp.                     77
                          (Warrants) -- 144A



     2003           1     Solutia (Warrants)              @@

       The aggregate value of these securities at April 30, 2003, was $888, which represents .31% of total net assets.

  (f) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  (g) Securities sold within the terms of a private placement memorandum, exempt form registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2003, was $26,586, which represents 9.33% of total net assets.

  (h) Variable rate securities; the yield reported is the rate in effect as of April 30, 2003.

    + Security is fully or partially on loan as of April 30, 2003. See Note 2d of accompanying Notes to Financial Statements.

   @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD INCOME FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING     VALUE(B)
---------                                                       ----------   --------
ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES -- 6.3%
            FINANCE -- 6.3%

 $  100     Ford Credit Auto Owner Trust
              4.29%, Ser 2003-A Class C
              11/15/2007......................................  BBB          $   101
    200     General Electric Commercial Mortgage Corp.
              5.00%, Ser 2002-3A Class A2,
              12/10/2037......................................  AAA              207
     49     Green Tree Financial Corp.
              7.30%, Ser 1995-9 Class A-6
              01/15/2026......................................  AAA               51
    196     J.P. Morgan Chase Commercial Mortgage Sec Corp.
              4.33%, Ser 2002-C2 Class A1
              12/12/2034......................................  AAA              202
    197     J.P. Morgan Chase Commercial Mortgage Sec Corp.
              4.37%, Ser 2002-CIB5 Class A1
              10/12/2037......................................  Aaa*             203
     30     Soundview Home Equity Loan Trust, Inc.
              8.64%, Ser 2000-1 Class M1
              05/25/2030......................................  AA                32
    100     Wachovia Bank Commercial Mortgage Trust
              4.87%, Ser 2003-C3 Class A2
              02/15/2035......................................  AAA              103
    193     Morgan Stanley Dean Witter Capital I
              5.38%, Ser 2002-TOP7 Class A1
              01/15/2039......................................  Aaa*             207
                                                                             -------
            Total asset backed and commercial mortgage
              securities
              (cost $1,087)...................................               $ 1,106
                                                                             =======

CORPORATE BONDS: INVESTMENT GRADE -- 21.1%
            BASIC MATERIALS -- 2.6%
    100     Boise Cascade Corp.
              7.35%, 02/01/2016...............................  Baa3*            101
     47     Crompton Corp.
              8.50%, 03/15/2005...............................  BBB-              50
     75     Methanex Corp.
              7.75%, 08/15/2005...............................  BBB-              78
    100     Noranda, Inc.
              8.375%, 02/15/2011..............................  BBB-             109
    100     Phelps Dodge Corp.
              9.50%, 06/01/2031...............................  BBB-             115
                                                                             -------

                                                                                 453
                                                                             -------

            CAPITAL GOODS -- 1.1%
    100     Bombardier, Inc.
              6.75%, 05/01/2012(d)............................  BBB-              91
    100     Tyco International Group S.A.
              6.375%, 02/15/2006..............................  BBB-             101
                                                                             -------

                                                                                 192
                                                                             -------

            CONSUMER CYCLICAL -- 2.2%
     10     American Greetings Corp.
              6.10%, 08/01/2028...............................  BBB-              10
     50     Penney (J.C.) Co., Inc.
              8.125%, 04/01/2027..............................  BBB-              48
    100     Penney (J.C.) Co., Inc.
              8.25%, 08/15/2022...............................  BBB-              98
    100     PHH Corp.
              6.00%, 03/01/2008...............................  BBB+             105
    100     Southland Corp.
              5.00%, 12/15/2003...............................  BBB-             100
     25     Toys 'R' Us, Inc.
              7.875%, 04/15/2013..............................  BBB-              26
                                                                             -------
                                                                                 387
                                                                             -------

            ENERGY -- 0.6%
    100     Valero Energy Corp.
              7.50%, 04/15/2032...............................  BBB              114
                                                                             -------

            FINANCE -- 4.9%
    150     Capital One Bank
              8.25%, 06/15/2005...............................  BBB-             162
    200     First Union-Lehman Brothers-Bank of America
              1998-C2 Class A2
              6.56%, 11/18/2035...............................  AAA              227
    100     Ford Motor Credit Co.
              6.50%, 01/25/2007...............................  BBB              102
    100     Household Finance Corp.
              7.00%, 05/15/2012...............................  A                115
    245     New South Wales Treasury Corp.
              (Australian Dollar)
              7.00%, 04/01/2004(d)............................  AAA              156
    100     Sears Roebuck Acceptance Corp.
              6.70%, 04/15/2012...............................  BBB+             106
                                                                             -------
                                                                                 868
                                                                             -------

            HEALTH CARE -- 1.8%
     15     Bausch & Lomb, Inc.
              6.95%, 11/15/2007...............................  BBB-              16
     53     Bausch & Lomb, Inc.
              7.125%, 08/01/2028..............................  BBB-              50
     75     Manor Care, Inc.
              6.25%, 05/01/2013(d)............................  BBB               76
     75     Tenet Healthcare Corp.
              5.00%, 07/01/2007...............................  BBB-              71
    100     Universal Health Services, Inc.
              6.75%, 11/15/2011...............................  BBB-             106
                                                                             -------
                                                                                 319
                                                                             -------

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD INCOME FUND

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING     VALUE(B)
---------                                                       ----------   --------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            SERVICES -- 2.8%
 $   50     Clear Channel Communications, Inc
              7.875%, 06/15/2005..............................  BBB-         $    55
    100     Comcast Cable Communications, Inc
              6.75%, 01/30/2011...............................  BBB              110
    100     Hyatt Equities LLC
              6.875%, 06/15/2007(d)...........................  BBB              101
    100     News America Holdings, Inc.
              7.75%, 01/20/2024...............................  BBB-             114
    100     USA Interactive, Inc.
              7.00%, 01/15/2013(d)............................  BBB-             110
                                                                             -------
                                                                                 490
                                                                             -------

            TECHNOLOGY -- 3.4%
    100     AOL Time Warner, Inc.
              6.875%, 05/01/2012..............................  BBB+             109
    210     AT&T Wireless Services, Inc.
              8.125%, 05/01/2012..............................  BBB              247
    100     France Telecom S.A.
              9.25%, 03/01/2011...............................  BBB-             122
    100     Motorola, Inc.
              8.00%, 11/01/2011...............................  BBB              115
                                                                             -------

                                                                                 593
                                                                             -------

            UTILITIES -- 1.7%
     75     Alliant Energy Resources, Inc.
              9.75%, 01/15/2013(d)............................  BBB               89
    100     TXU Electric Co.
              7.875%, 03/01/2023..............................  BBB              104
    100     Western Resources, Inc.
              7.875%, 05/01/2007..............................  BBB-             110
                                                                             -------

                                                                                 303
                                                                             -------

            Total corporate bonds: investment grade
              (cost $3,398)...................................               $ 3,719
                                                                             =======

CORPORATE BONDS: NON-INVESTMENT GRADE -- 27.7%
            BASIC MATERIALS -- 5.9%
 $  100     Bowater Canada Finance
              7.95%, 11/15/2011...............................  BB+              105
    100     Cascades, Inc.
              7.25%, 02/15/2013(d)............................  BB+              105
     70     Crown European Holdings S.A.
              9.50%, 03/01/2011(d)............................  B+                75
    100     Equistar Chemicals L.P.
              8.75%, 02/15/2009...............................  BB                99
     75     FMC Corp.
              10.25%, 11/01/2009(d)...........................  BB+               84
    100     Georgia-Pacific Corp.
              8.875%, 05/15/2031..............................  BB+               91
    100     Nova Chemicals Corp.
              7.00%, 05/15/2006...............................  BB+              102
     50     Oregon Steel Mills, Inc.
              10.00%, 07/15/2009..............................  B+                48
     75     Owens-Brockway Glass Containers
              8.75%, 11/15/2012...............................  BB                80
     15     Peabody Energy Corp.
              6.875%, 03/15/2013(d)...........................  BB-               16
     75     Plastipak Holdings, Inc.
              10.75%, 09/01/2011..............................  B+                81
    100     PolyOne Corp.
              8.875%, 05/2001/12..............................  BB-               95
     50     United States Steel LLC
              10.75%, 08/01/2008..............................  BB                54
                                                                             -------
                                                                               1,035
                                                                             -------

            CAPITAL GOODS -- 1.3%
     40     Cummins, Inc.
              9.50%, 12/01/2010(d)............................  BB+               43
     10     Rexnord Corp.
              10.125%, 12/15/2012(d)..........................  B-                11
     75     Terex Corp.
              10.375%, Ser B 04/01/2011.......................  B                 83
    100     Xerox Capital Europe plc.
              5.875%, 05/15/2004..............................  B+               101
                                                                             -------
                                                                                 238
                                                                             -------

            CONSUMER CYCLICAL -- 3.3%
     50     AutoNation, Inc.
              9.00%, 08/01/2008...............................  BB+               54
     50     Dana Corp.
              6.50%, 03/01/2009...............................  BB                48
     20     Dana Corp.
              7.00%, 03/01/2029...............................  BB                17
    100     Delhaize America, Inc.
              7.375%, 04/15/2006..............................  BB+              104
    100     KB Home
              7.75%, 02/01/2010...............................  BB-              105
     50     Levi Strauss & Co.
              12.25%, 12/15/2012(d)...........................  BB-               42
     50     Saks, Inc.
              7.50%, 12/01/2010...............................  BB                52
     75     Schuler Homes, Inc.
              9.375%, 07/15/2009..............................  BB                82
     50     Toll Corp.
              8.00%, 05/01/2009...............................  BB+               53
     25     TRW Automotive, Inc.
              9.375%, 02/15/2013(d)...........................  B+                27
                                                                             -------
                                                                                 584
                                                                             -------

            CONSUMER STAPLES -- 0.5%
     30     Del Monte Corp.
              8.625%, 12/15/2012(d)...........................  B                 32
     50     Tembec Industries, Inc.
              7.75%, 03/15/2012...............................  BB+               51
                                                                             -------
                                                                                  83
                                                                             -------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING     VALUE(B)
---------                                                       ----------   --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            ENERGY -- 1.5%
 $   30     Citgo Petroleum Corp.
              11.375%, 02/01/2011(d)..........................  B+           $    34
     48     Port Arthur Finance Corp.
              12.50%, 01/15/2009..............................  BB                55
     45     Premcor Refining Group, Inc.
              9.25%, 02/01/2010(d)............................  BB-               50
     50     Vintage Petroleum, Inc.
              8.25%, 05/01/2012...............................  BB-               53
     75     XTO Energy, Inc.
              6.25%, 04/15/2013(d)............................  BB                78
                                                                             -------
                                                                                 270
                                                                             -------

            FINANCE -- 0.8%
     75     Interpool, Inc.
              7.35%, 08/01/2007...............................  BB+               72
     70     United Rentals North America, Inc.
              10.75%, 04/15/2008(d)...........................  BB-               75
                                                                             -------

                                                                                 147
                                                                             -------

            HEALTH CARE -- 0.7%
     55     AmerisourceBergen Corp.
              7.25%, 11/15/2012(d) ...........................  BB                58
     60     Select Medical Corp.
              9.50%, 06/15/2009...............................  B                 64
                                                                             -------

                                                                                 122
                                                                             -------

            SERVICES -- 5.9%
    100     Allied Waste North America, Inc.
              10.00%, Ser B 08/01/2009........................  B+               107
     75     Aztar Corp.
              8.875%, 05/15/2007..............................  B+                78
     75     CSC Holdings, Inc.
              7.875%, 12/15/2007..............................  BB-               79
    100     HMH Properties
              7.875%, Ser B 08/01/2008........................  B+               101
     90     Hollinger International, Inc.
              9.00%, 12/15/2010(d)............................  B                 96
     50     John Q. Hamons Hotels, Inc.
              8.875%, Ser B 05/15/2012........................  B                 52
     50     Primedia, Inc.
              7.625%, 04/01/2008..............................  B                 51
     45     R.H. Donnelley Financial Corp.
              8.875%, 12/15/2010(d)...........................  B+                50
    100     Rogers Communications, Inc.
              8.875%, 07/15/2007..............................  BB-              103
     50     Service Corp. International
              6.50%, 03/15/2008...............................  BB-               49
    100     Service Corp. International
              7.70%, 04/15/2009...............................  BB-              101
     75     Six Flags, Inc.
              8.875%, 02/01/2010..............................  B                 75
    100     Starwood Hotels & Resorts Worldwide, Inc.
              7.875%, 05/01/2012..............................  BB+              105
                                                                             -------
                                                                               1,047
                                                                             -------

            TECHNOLOGY -- 3.9%
    125     Crown Castle International Corp.
              10.75%, 08/01/2011..............................  CCC              129
     30     DIRECTV Holdings Finance
              8.375%, 03/15/2013(d)...........................  B                 33
     75     Fisher Scientific International, Inc.
              8.125%, 05/01/2012(d)...........................  B+                81
     60     Legrand S.A.
              10.50%, 02/15/2013(d)...........................  B+                65
     50     Nextel Communications, Inc.
              9.375%, 11/15/2009..............................  B                 54
     50     PanAmSat Corp.
              6.875%, 01/15/2028..............................  BB-               48
     85     PerkinElmer, Inc.
              8.875%, 01/15/2013(d)...........................  BB-               91
    100     Rogers Cantel, Inc.
              8.30%, 10/01/2007...............................  BB+              103
     75     US West Communications
              7.20%, 11/01/2004...............................  B-                76
                                                                             -------
                                                                                 680
                                                                             -------

            TRANSPORTATION -- 1.2%

    100     Royal Caribbean Cruises Ltd.
              7.25%, 08/15/2006...............................  BB+               99
    100     Teekay Shipping Corp.
              8.32%, 02/01/2008...............................  BB+              107
                                                                             -------
                                                                                 206
                                                                             -------
            UTILITIES -- 2.7%
     50     Calpine Corp.
              8.50%, 02/15/2011...............................  B+                36
     25     El Paso Corp.
              7.80%, 08/01/2031...............................  B                 20
     50     Illinois Power Corp.
              11.50%, 12/15/2010(d)...........................  B                 56
     50     Montana Power Co.
              7.30%, 12/01/2006(d)............................  B+                47
    100     Southern California Edison Co.
              8.00%, 02/15/2007(d)............................  BB               109
    100     Tennessee Gas Pipeline Co.
              8.375%, 06/15/2032..............................  B+               103
    100     Transcontinental Gas Pipeline Corp.
              6.125%, 01/15/2005..............................  B+               102
                                                                             -------
                                                                                 473
                                                                             -------
            Total corporate bonds:
              non-investment grade
              (cost $4,539)...................................               $ 4,885
                                                                             =======

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD INCOME FUND

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------


PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE(B)
---------                                                       --------
U.S. GOVERNMENT SECURITIES -- 42.9%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 10.9%

   1,876    5.50% 2032........................................  $ 1,931
                                                                -------

            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 11.4%
     956    5.00% 2017........................................      989
     986    5.50% 2032........................................    1,015
                                                                -------

                                                                  2,004
                                                                -------

            U.S. TREASURY SECURITIES -- 20.6%
     340    3.25% 2007........................................      349
   2,630    3.625% 2008(e)....................................    3,296
                                                                -------

                                                                  3,645
                                                                -------

            Total U.S. government securities
              (cost $7,539)...................................  $ 7,580
                                                                =======

            Total long-term investments
              (cost $16,563)..................................  $17,290
                                                                =======

SHORT-TERM INVESTMENTS -- 1.7%
            FINANCE -- 1.7%
     299    Joint Repurchase Agreement,
              1.25%, 05/01/03 (Note 2f)......................   $   299
                                                                -------

                                                                    299
                                                                -------

            Total short-term investments
              (cost $299).....................................  $   299
                                                                =======

            Total investments in securities
              (cost $16,862)(a)..............................   $17,589
                                                                =======

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value................             $17,589
Cash...............................................                   1
Receivables:
  Fund shares sold.................................                 154
  Dividends and interest...........................                 248
Other assets.......................................                  33
                                                                -------

Total assets.......................................              18,025
                                                                -------

LIABILITIES
Payables:
  Investment securities purchased..................                 359
  Fund shares redeemed.............................                   1
  Payable for investment advisory and management
    fees (Note 3)                                                     8
  Payable for distribution fees (Note 3)...........                   2
Accrued expenses...................................                   3
                                                                -------

Total liabilities..................................                 373
                                                                -------

Net assets.........................................             $17,652
                                                                =======


SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share; 300,000
  shares authorized; 1,678 shares outstanding......             $16,977
Accumulated undistributed net investment income....                   8
Accumulated net realized loss on investments and
  foreign currency transactions....................                 (60)
Unrealized appreciation of investments in
  securities and the translations of assets and
  liabilities denominated in foreign currency......                 727
                                                                -------

Net assets.........................................             $17,652
                                                                =======

Class A
  Net asset value per share ($11,515 / 1,094 shares
    outstanding)...................................              $10.52
                                                                 ------
  Maximum offering price per share
    ($10.52 / 95.5%)...............................              $11.02
                                                                 ======
Class B
  Net asset value per share ($2,765 / 263 shares
    outstanding)...................................              $10.52
                                                                 ======
Class C
  Net asset value per share ($3,372 / 321 shares
    outstanding)...................................              $10.52
                                                                 ------
  Maximum offering price per share
    ($10.52 / 99.0%)...............................              $10.63
                                                                 ======

  (a) At April 30, 2003, the cost of securities for federal income tax purposes is $16,862 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation............................           $  779



   Unrealized depreciation............................              (52)
                                                                 ------



   Net unrealized appreciation........................           $  727
                                                                 ======

  (b) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 8.90% of total net assets as of April 30, 2003.

  (d) Securities sold within the terms of a private placement memorandum, exempt form registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2003, was $1,981, which represents
       11.22% of total net assets.

  (e) U.S. Treasury inflation protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

   @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

    *  Moody's Rating.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD INFLATION PLUS FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING     VALUE(C)
---------                                                       ----------   --------
ASSET BACKED AND COMMERCIAL -- 2.3%
            MORTGAGE SECURITIES
            FINANCE -- 2.3%
$    750    Bear Stearns Commercial Mortgage Security
              2.203%, Ser 2003-BA1A Class E...................   AA-
              04/14/2015(d)(e)                                               $    750
     400    CS First Boston Mortgage Securities Corp.
              2.71%, Ser 2002-TFLA Class D,
              11/18/2012(d)(e)................................   A                398
     250    CS First Boston Mortgage Securities Corp.
              4.08%, Ser 2002-FL2A Class D
              12/18/2010(d)(e)................................   BBB              249
     500    GMAC Commercial Mortgage Securities, Inc.
              2.30375%, Ser 2003-FL1A Class C
              3/11/2015(d)(e).................................   A                500
     500    J.P. Morgan Chase Commercial Mortgage, Inc.
              2.5375%, Ser 2003-FL1A Class C
              2/17/2015(d)(e).................................   A                500
     400    Lehman Brothers Commercial Mortgage Trust
              2.17%, Ser 2000-LLFA Class G
              11/19/2012(d)(e)................................   A                400
     400    Lehman Brothers Commercial Mortgage Trust
              2.70375%, Ser 2002-LLFA Class J
              06/14/2017(d)(e)................................   BBB+             396
     400    Merrill Lynch Mortgage Investors, Inc.
              2.33%, Ser 2000-FF1 Class M2
              03/01/2031(d)...................................   A                401
   1,000    Salomon Brothers Mortgage Securities VII
              2.32%, Ser 2003-CDCA Class E
              02/15/2015(d)(e)................................   A-             1,000
                                                                             --------

            Total asset backed and commercial mortgage
              securities
              (cost $4,591)...................................               $  4,594
                                                                             ========

CORPORATE BONDS: INVESTMENT GRADE -- 1.0%
            CONSUMER CYCLICAL -- 0.2%
     500    DaimlerChrysler N.A. Holding Corp.
              1.66%, Ser C 08/16/2004(d).....................   BBB+              498
                                                                             --------

            FINANCE -- 0.8%
   1,000    Capital One Multi-Asset Execution Trust
              2.203%, 02/17/2009(d)...........................  AAA               999
     300    General Motors Acceptance Corp.
              2.04%, 05/17/2004(d)............................  BBB               298
      75    General Motors Acceptance Corp.
              2.14%, 03/22/2004(d)............................  BBB                75
     150    General Motors Acceptance Corp.
              2.15%, 05/04/2004(d)............................  BBB               149
                                                                             --------

                                                                                1,521
                                                                             --------

            Total corporate bonds: investment grade
              (cost $2,018)...................................               $  2,019
                                                                             ========
U.S. GOVERNMENT SECURITIES -- 95.5%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 0.6%

            TENNESSEE VALLEY AUTHORITY
$    900    3.375% 01/15/2007(f)..............................                  1,117
                                                                             --------

            U.S. TREASURY SECURITIES -- 94.9%
  43,410    3.00% 2012(f).....................................                 47,481
   5,370    3.375% 2007 -- 2032(f)............................                  6,478
  13,490    3.50% 2011(f).....................................                 15,708
  35,705    3.625% 2008 -- 2028(f)............................                 46,132
  39,520    3.875% 2009 -- 2029(f)............................                 51,161
  17,740    4.25% 2010(f).....................................                 22,258
                                                                             --------
                                                                              189,218
                                                                             --------
            Total U.S. government securities..................
              (cost $190,458)                                                $190,335
                                                                             ========
            Total long-term investments.......................
              (cost $197,067)                                                $196,948
                                                                             ========

SHORT-TERM INVESTMENTS -- 0.1%
            FINANCE -- 0.1%
     246    Joint Repurchase Agreement,.......................
              1.25%, 05/01/2003 (Note 2f)                                         246
                                                                             --------
            Total short-term investments......................
              (cost $246)                                                    $    246
                                                                             ========
            Total investments in securities...................
              (cost $197,313)(a)                                             $197,194
                                                                             ========

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD INFLATION PLUS FUND

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value.............  $197,194
Receivables:
  Fund shares sold..............................     6,529
  Dividends and interest........................     1,330
Other assets....................................       100
                                                  --------

Total assets....................................   205,153
                                                  --------

LIABILITIES
Payables:
  Bank Overdraft................................       132
  Investment securities purchased...............     5,217
  Fund shares redeemed..........................       395
  Payable for investment advisory and
    management fees (Note 3)....................        86
  Payable for distribution fees (Note 3)........        27
Accrued expenses................................         7
                                                  --------

Total liabilities...............................     5,864
                                                  --------

Net assets......................................  $199,289
                                                  ========


SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000 shares authorized; 19,250 shares
  outstanding...................................  $199,050
Accumulated undistributed net investment
  income........................................       187
Accumulated net realized gain on investments
  and foreign currency transactions.............       171
Unrealized depreciation of investments in
  securities and the translations of assets and
  liabilities denominated in foreign currency...      (119)
                                                  --------

Net assets......................................  $199,289
                                                  ========


Class A
  Net asset value per share ($77,456 / 7,481
    shares outstanding)..........................   $10.35
                                                    ======
  Maximum offering price per
    share($10.35 / 95.5%)........................   $10.84
                                                    ======
Class B
  Net asset value per share ($39,009 / 3,768
    shares outstanding)..........................   $10.35
                                                    ======
Class C
  Net asset value per share ($82,824 / 8,001
    shares outstanding)..........................   $10.35
                                                    ======

  (a) At April 30, 2003, the cost of securities for federal income tax purposes is $197,313 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation.......................  $ 305



   Unrealized depreciation.......................   (424)
                                                   -----



   Net unrealized depreciation...................  $(119)
                                                   =====

  (b) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (d) Variable Rate Securities, the yield reported is the rate in effect as of April 30, 2003.

  (e) Securities sold within the terms of a private placement memorandum, exempt form registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2003, was $4,193, which represents
       2.10% of total net assets.

  (f) Inflation-protection securities are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

   @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                               MARKET
SHARES                                                        VALUE(C)
------                                                       --------
COMMON STOCK -- 97.1%
         AUSTRALIA -- 1.2%
   12    Woolworths Ltd.+ (Retail -- Specialty Food
           Stores)...........................................  $   94
                                                               ------

         CANADA -- 2.4%
    4    Molson, Inc. Class A+ (Beverage Manufacturing)......      94
   38    Nortel Networks Corp.(a)+ (Other
           Telecommunications)...............................      98
                                                               ------

                                                                  192
                                                               ------

         CHINA -- 0.7%
  140    Zhejiang Expressway Co. Ltd. (Construction --
           Highway, Street, and Bridge)......................      54
                                                               ------

         FINLAND -- 3.2%
   15    Nokia Oyj+ (Communications Equipment)...............     253
                                                               ------

         FRANCE -- 30.2%
   11    Air France (Air Transportation Scheduled)...........     120
   52    Alcatel S.A. Class A+ (Communications Equipment)....     422
   46    Alstom (Miscellaneous Manufacturing)................      94
   15    Altran Technologies S.A. (Construction -- Other
           Heavy and Civil Engineering)......................      53
    4    Aventis S.A. (Pharmaceutical & Medicine
           Manufacturing)....................................     188
   14    Axa (Insurance Carriers)............................     219
    2    BNP Paribas (Depository Credit Banking).............     108
    4    Cie Generale D'Optique Essilor International S.A.
           (Nonmetallic Manuf -- Other)......................     176
    4    Rodriguez Group (Ship and Boat Building)............     140
    2    Societe Television Francaise 1 (Radio and
           Television Broadcasting)..........................      67
    1    Total Fina Elf S.A. (Petro and Coal -- Products
           Manufacturing)....................................      66
    2    Unibail Holding (Lessors of Real Estate)............     107
   26    Vivendi Universal S.A. (Other Services --
           Commercial/Indust Machine & Equip)................     419
   28    Wanadoo(a) (Internet Providers & Web Search Port)...     190
                                                               ------

                                                                2,369
                                                               ------

         GERMANY -- 4.5%
    1    Bayerische Motoren Werke AG (Motor Vehicle
           Manufacturing)....................................      33
    3    Deutsche Bank AG (Depository Credit Banking)........     134
    8    Deutsche Telekom AG(a) (Wired Telecommunications
           Carriers).........................................     110
    2    Siemens AG (Navigate, Measure, Control
           Instruments)......................................      74
                                                               ------

                                                                  351
                                                               ------

         HONG KONG -- 2.3%
   81    Cathay Pacific Airways Ltd. (Air Transportation
           Scheduled)........................................      98
   62    CNOOC Ltd. (Petro and Coal -- Oil & Gas
           Extraction).......................................      81
                                                               ------

                                                                  179
                                                               ------

         INDIA -- 1.5%
    8    Ranbaxy Laboratories Ltd. GDR (Pharmaceutical &
           Medicine Manufacturing)..........................      120
                                                               ------

         IRELAND -- 2.0%
    4    Ryanair Holdings plc ADR(a)+ (Air Transportation
           Scheduled).......................................      159
                                                               ------
         ISRAEL -- 1.6%
    3    Teva Pharmaceutical Industries Ltd. ADR+
           (Pharmaceutical & Medicine Manufacturing)........      126
                                                               ------

         ITALY -- 1.3%
   24    UniCredito Italiano S.p.A. (Commercial Banking)...       105
                                                               ------
         JAPAN -- 6.4%
    4    Fanuc Ltd. (Electrical Equip Manuf -- Component
           Other)...........................................      143
    1    Nintendo Co. Ltd. (Toy Manufacturing)..............       86
    5    Shionogi & Co. Ltd. (Pharmaceutical & Medicine
           Manufacturing)...................................       59
   @@    Yahoo Japan Corp.(a) (Internet Providers & Web
           Search Port).....................................      213
                                                               ------
                                                                  501
                                                               ------

         NETHERLANDS -- 5.6%
   16    Aegon N.V. (Insurance Carriers)....................      164
    9    ING Groep N.V. (International Trade Financing
           (Foreign Banks)).................................      143
    2    Unilever N.V. NY Shares (Food
           Manufacturing -- Other)..........................      129
                                                               ------
                                                                  436
                                                               ------

         NORWAY -- 0.7%
   15    Tandberg ASA(a) (Other Telecommunications).........       58
                                                               ------

         RUSSIA -- 2.8%
    1    LUKOIL Holdings (Petro and Coal -- Oil & Gas
           Extraction)......................................       69
    3    Mining and Metallurgical Co. Norilsk Nickel ADR
           (Mining -- Metal Ore)............................       70
    2    Mobile Telesystems ADR (Other Telecommunications)..       77
                                                               ------
                                                                  216
                                                               ------

         SOUTH KOREA -- 1.0%
    1    Samsung Electronics Co. Ltd. GDR(e) (Audio and
           Video Equipment).................................       75
                                                               ------

         SWITZERLAND -- 2.5%
    4    Credit Suisse Group (Monetary Authorities --
           Central Bank)....................................      107
    3    Logitech International S.A.(a)+ (Computer and
           Peripheral)......................................       92
                                                               ------
                                                                  199
                                                               ------
         TAIWAN -- 2.4%
  111    Compal Electronics, Inc. (Computer and
           Peripheral)......................................      120
   58    Formosa Plastic Corp. (Plastics Product
           Manufacturing)...................................       72
                                                               ------
                                                                  192
                                                               ------

 THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE(C)
------                                                       --------
COMMON STOCKS -- (CONTINUED)
 THAILAND -- 2.7%
  130    Kasikornbank Public Co. Ltd.(a) (Commercial.
           Banking).........................................  $  110
  126    Siam Commercial Bank Public Co. Ltd.(a)
           (International Trade Financing (Foreign Banks))..     101
                                                              ------

                                                                 211
                                                              ------

         UNITED KINGDOM -- 19.5%
    3    AstraZeneca plc (Pharmaceutical & Medicine
           Manufacturing)...................................      98
   44    British Airways plc(a) (Air Transportation
           Scheduled).......................................      88
   10    British Sky Broadcasting Group plc(a) (Cable and
           Other Program Distribution)......................     104
   13    Bunzl plc (Paper (Converted) Product
           Manufacturing)...................................      93
   26    Burberry Group plc (Apparel Manufacturing --
           Accessories and Other)...........................     107
   19    Capita Group plc (Public -- Administration of
           Human Resource Programs).........................      76
   19    Compass Group plc (Accommodation & Food
           Serv -- Special Food Services)...................      88
   18    Imperial Tobacco Group plc (Tobacco
           Manufacturing)...................................     296
  216    Invensys plc (Miscellaneous Manufacturing)........       51
   25    Kingfisher plc (Retail -- Other General
           Merchandise Stores)..............................      99
    4    Royal Bank of Scotland Group plc (International
           Trade Financing (Foreign Banks)).................     108
  163    Vodafone Group plc (Wireless. Telecommunications
           Carriers)........................................     323
                                                              ------

                                                               1,531
                                                              ------

         UNITED STATES -- 2.6%
    7    Bunge Ltd.+ (Food Manufacturing -- Grain and
           Oilseed Milling).................................     204
                                                              ------

         Total common stock
           (cost $6,925)....................................  $7,625
                                                              ======

PREFERRED STOCKS -- 2.4%
         GERMANY -- 2.4%
    3    Wella AG (Health and Personal Care Stores).........  $  185
                                                              ------

         Total preferred stocks
           (cost $170)......................................  $  185
                                                              ======

         Total long-term investments
           (cost $7,095)....................................  $7,810
                                                              ======

SHORT-TERM INVESTMENTS -- 14.3%
            BANKING
  $264      Joint Repurchase Agreement,
              1.27%, 05/01/2003 (Note 2f)...................  $  264
            COLLATERAL FOR SECURITIES LENDING
   858      Navigator Prime Portfolio.......................     858
                                                              ------

            Total short-term investments
              (cost $1,122).................................  $1,122
                                                              ======

            Total investments in securities
              (cost $8,217)(b)..............................  $8,932
                                                              ======

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value.........................  $8,932
Cash........................................................       1
Foreign currency on deposit with custodian (cost
  $4).......................................................       4
Unrealized appreciation in forward foreign currency
  contracts.................................................       2
Receivables:
  Investment securities sold................................     143
  Fund shares sold..........................................      24
  Dividends and interest....................................      19
Other assets................................................      17

                                                               -----
Total assets................................................   9,142
                                                              ------

LIABILITIES
Payables:
  Payable upon return of securities loaned (Note 2).........     858
  Investment securities purchased...........................     340
  Fund shares redeemed......................................      79
  Payable for investment advisory and management
    fees (Note 3)...........................................       6
  Payable for distribution fees (Note 3)....................       1
Accrued expenses............................................       8

                                                              ------
Total liabilities...........................................   1,292

                                                              ------
Net assets..................................................  $7,850
                                                              ======

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share; 300,000
  shares authorized; 1,066 shares outstanding ..............  $8,985
Accumulated undistributed net investment loss...............     (16)
Accumulated net realized loss on investments and
  foreign currency transactions.............................  (1,834)
Unrealized appreciation of investments in securities
  and the translations of assets and liabilities
  denominated in foreign currency...........................     715
                                                              ------
Net assets..................................................  $7,850
                                                              ======

--------------------------------------------------------------------------------

Class A
  Net asset value per share ($5,437 / 735 shares
    outstanding)..................................  $7.39
                                                    -----
  Maximum offering price per
    share($7.39 / 94.5%)..........................  $7.82
                                                    =====
Class B
  Net asset value per share ($1,001 / 138 shares
    outstanding)..................................  $7.30
                                                    =====
Class C
  Net asset value per share ($1,188 / 163 shares
    outstanding)..................................  $7.30
                                                    -----
  Maximum offering price per
    share($7.30 / 99.0%)..........................  $7.37
                                                    =====
Class Y
  Net asset value per share ($224 / 30 shares
    outstanding)..................................  $7.43
                                                    =====

  (a)  Presently non-income producing.

  (b) At April 30, 2003, the cost of securities for federal income tax purposes was $8,366 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation............................  $659



   Unrealized depreciation............................   (93)
                                                        ----



   Net unrealized appreciation........................  $566
                                                        ====

  (c) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (e) Security sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other
       "accredited investors." Pursuant to guidelines adopted by the Board of Directors, this issue is deemed to be liquid. The aggregate value of this security at April 30, 2003, was $75, which represents .96% of total net assets.

    + Security is fully or partially on loan as of April 30, 2003. See Note 2d of accompanying Notes to Financial Statements.

   @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

      @@@FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT APRIL 30, 2003

                                                  CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                  MARKET VALUE          AMOUNT             DATE            (DEPRECIATION)
-----------                  ------------         --------         ----------         --------------
Australian Dollar (Buy)          $11                $11            05/01/2003             $  @@
Euro (Buy)                        76                 75            05/02/2003                 1
Euro (Buy)                        14                 14            05/05/2003                @@
Euro (Buy)                        66                 66            05/06/2003                @@
Hong Kong Dollar (Buy)            25                 25            05/02/2003                @@
Hong Kong Dollar (Buy)             6                  6            05/05/2003                @@
Japanese Yen (Buy)                42                 42            05/01/2003                @@
Norwegian Krone (Buy)             60                 59            05/05/2003                 1
Japanese Yen (Sell)               12                 12            05/06/2003                @@
                                                                                          -----
                                                                                          $   2
                                                                                          =====

 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- 92.7%
            AUSTRALIA -- 0.6%
     78     News Corp. Ltd (Newspaper, Book and Periodical)...  $    558
                                                                --------

            AUSTRIA -- 1.0%
     99     Telekom Austria AG(a)(e) (Other
              Telecommunications).............................     1,016
                                                                --------

            BELGIUM -- 1.3%
     74     Fortis N.A. (Monetary Authorities -- Central
              Bank)...........................................     1,232

            BRAZIL -- 1.1%
     15     Banco Bradesco S.A.+ (Commercial Banking).........       311
     43     Petroleo Brasileiro S.A. ADR+ (Petro and
              Coal -- Oil & Gas Extraction)...................       792
                                                                --------

                                                                   1,103
                                                                --------

            CANADA -- 4.1%
     55     Abitibi-Consolidated, Inc.+ (Paper, Pulp, and
              Paperboard Mills)...............................       385
     21     Canadian Imperial Bank of Commerce (Monetary
              Authorities -- Central Bank)....................       713
     28     Canadian National Railway Co.
              (Transportation -- Rail)........................     1,342
     62     National Bank of Canada (Depository Credit
              Banking)........................................     1,506
                                                                --------

                                                                   3,946
                                                                --------

            CHINA -- 0.3%
  1,400     China Petroleum & Chemical Corp. Class H (Petro
              and Coal -- Oil & Gas Extraction)...............       276
                                                                --------

            FINLAND -- 2.4%
    137     Nokia Oyj (Communications Equipment)..............     2,311
                                                                --------

            FRANCE -- 13.1%
     73     Alcatel S.A. Class A+ (Communications Equipment)...      602
     46     Aventis S.A.+ (Pharmaceutical & Medicine
              Manufacturing)...................................    2,346
     45     Axa+ (Insurance Carriers)..........................      680
     26     BNP Paribas (Depository Credit Banking)............    1,202
     19     Cap Gemini S.A.+ (Computer Systems Design &
              Related Services)................................      602
     14     Carrefour S.A.+ (Retail -- Grocery Stores).........      617
      3     Cie Generale D'Optique Essilor International S.A.
              (Nonmetallic Manuf -- Other).....................      132
     21     France Telecom S.A.(a)+ (Other
              Telecommunications)..............................      493
     26     France Telecom S.A.(a)(e) (Other
              Telecommunications)..............................      597
     14     Lafarge S.A.+ (Nonmetallic Manuf -- Cement and
              Concrete Product)................................      961
     16     Total Fina Elf S.A. (Petro and Coal -- Products
              Manufacturing)...................................    2,033
     29     Vivendi Environnement+ (Waste. Management -- Waste
              Treatment and Disposal)..........................      633
     86     Vivendi Universal S.A. (Other
              Services -- Commercial/Indust Machine & Equip)...    1,393
     73     Wanadoo(a) (Internet Providers & Web Search Port)..      498
                                                                --------
                                                                  12,789
                                                                --------

            GERMANY -- 5.3%
      9     Adidas-Salomon AG+ (Footwear Manufacturing).......       750
     19     BASF AG (Other Chemical and Preparation)..........       858
      8     Deutsche Bank AG (Depository Credit Banking)......       428
    106     Deutsche Telekom AG(a) (Wired Telecommunications
              Carriers).......................................     1,413
     20     E.ON AG+ (Miscellaneous Manufacturing)............       944
     28     Metro AG+ (Retail -- Other Miscellaneous Store
              Retailers)......................................       772
                                                                --------
                                                                   5,165
                                                                --------

            HONG KONG -- 0.3%
    280     Cathay Pacific Airways Ltd. (Air Transportation
              Scheduled)......................................       337
                                                                --------

            IRELAND -- 0.8%
    117     Ryanair Holdings plc(a) (Air Transportation
              Scheduled)......................................       805
                                                                --------

            ITALY -- 2.2%
    240     Snam Rete Gas S.p.A. (Petro and Coal -- Natural
              Gas Distribution)...............................       870
    282     UniCredito Italiano S.p.A.+ (Commercial Banking)..    1,234
                                                                --------
                                                                   2,104
                                                                --------

            JAPAN -- 12.8%
     97     Asahi Glass Co. Ltd.+ (Nonmetallic. Manuf -- Glass
              and Glass Product)..............................       516
     14     Canon, Inc. (Semiconductor, Electronic Compon)....       566
     42     Citizen Watch Co. Ltd.+ (Retail -- Jewelry,
              Luggage, Leather Goods Stores)..................       222
     52     Dai Nippon Printing Co. Ltd. (Printing and
              Related Support Activities).....................       505
     32     Fuji Photo Film Co. Ltd. (Miscellaneous
              Manufacturing)..................................       816
     22     Fujisawa Pharmaceutical Co. Ltd.+ (Pharmaceutical
              & Medicine Manufacturing).......................       367
     24     Honda Motor Co. Ltd. (Retail -- Other Motor
              Vehicle Dealers)................................       782
     11     Hoya Corp. (Electromedical Manufacturing).........       644
     41     Kao Corp. (Retail -- Other General Merchandise
              Stores).........................................       748
     53     Mitsubishi Corp. (Wholesalers -- Misc Durable
              Goods Merch)....................................       315
     @@     Mitsubishi Tokyo Financial Group, Inc. (Monetary
              Authorities -- Central Bank)....................       197
     11     Nintendo Co. Ltd. (Toy Manufacturing).............       844

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            JAPAN -- (CONTINUED)
     10     Nitto Denko Corp. (Basic Chemical Manufacturing)....$    293
     47     Nomura Securities Co. Ltd.+ (Other Financial
              Investment Activities)............................     465
     @@     NTT DoCoMo, Inc. (Wireless Telecommunications
              Carriers).........................................     934
      5     Rohm Co. Ltd. (Semiconductor, Electronic
              Components).......................................     495
     10     Secom Co. Ltd. (Waste Management-Investigation &
              Security Services)................................     233
      9     Shin-Etsu Chemical Co. Ltd. (Resin, Synthetic
              Rubber, Filaments)................................     269
     63     Shionogi & Co. Ltd. (Pharmaceutical & Medicine
              Manufacturing)....................................     748
      1     SKY Perfect Communications, Inc.(a) (Cable and
              Other Program Distribution).......................     653
    122     Sumitomo Chemical Co. Ltd. (Basic Chemical
              Manufacturing)...................................      330
     15     Takeda Chemical Industries Ltd. (Pharmaceutical &
              Medicine Manufacturing)..........................      535
    145     Tokyo Gas Co. Ltd. (Utilities -- Electric
              Generation, Trans and Distrib)...................      472
     24     Trend Micro, Inc.(a) (Other Information Services)..      286
     @@     Yahoo Japan Corp.(a) (Internet Providers & Web
              Search Port).....................................      225
                                                                --------

                                                                  12,460
                                                                --------

            MALAYSIA -- 0.4%
    180     Resorts World Berhad (Recreation -- Other
              Amusement & Recreation Indust)...................      396
                                                                --------

            MEXICO -- 1.1%
     34     America Movil S.A. de C.V. Ser L ADR+
              (Telecommunication Resellers)....................      574
     17     Grupo Televisa S.A. ADR(a) (Radio and Television
              Broadcasting)....................................      516
                                                                --------

                                                                   1,090
                                                                --------

            NETHERLANDS -- 8.0%
     88     Aegon N.V.+ (Insurance Carriers)..................       899
     60     ASML Holding N.V.(a) (Semiconductor, Electronic
              Compon).........................................       518
     96     ING Groep N.V.+ (International Trade Financing
              (Foreign Banks))................................     1,564
    162     Koninklijke (Royal) KPN N.V.(a) (Wired
              Telecommunications Carriers)....................     1,079
     66     Royal Dutch Petroleum Co.+ (Petro and
              Coal -- Products Manufacturing).................     2,700
     66     TPG N.V. (Postal Service).........................     1,027
                                                                --------

                                                                   7,787
                                                                --------

            NEW ZEALAND -- 0.7%
     55     Telecom Corp. of New Zealand Ltd. (Other
              Telecommunications)..............................      147
    211     Telecom Corp. of New Zealand Ltd.(e) (Other
              Telecommunications)..............................      566
                                                                --------

                                                                     713
                                                                --------
            SINGAPORE -- 0.7%
     73     Singapore Press Holdings Ltd. (Newspaper, Book
              and Periodical).................................. $    678
                                                                --------

            SOUTH AFRICA -- 0.6%
     20     AngloGold Ltd. ADR+ (Mining -- Metal Ore).........       559
                                                                --------

            SOUTH KOREA -- 2.2%
     87     Kia Motors Corp. (Motor Vehicle Manufacturing)....       602
     14     Kookmin Bank (Commercial Banking).................       390
      2     Samsung Electronics Co. Ltd. (Semiconductor,
              Electronic Components)..........................       613
      4     SK Telecom Co. Ltd. (Wireless Telecommunications
              Carriers).......................................       566
                                                                --------
                                                                   2,171
                                                                --------

            SPAIN -- 0.6%
     28     Industria de Diseno Textil S.A. (Inditex)
              (Wholesalers -- Apparel, Piece Goods & Notions
              Merch).........................................        550
                                                                --------

            SWEDEN -- 1.7%
    102     Gambro AB Class A+ (Medical Equipment & Supplies
              Manufacturing)..................................       575
     20     Svenska Handelsbanken AB Class A+ (Depository
              Credit Banking)                                        313
    109     Swedish Match AB+ (Tobacco Manufacturing).........       805
                                                                --------
                                                                   1,693
                                                                --------

            SWITZERLAND -- 5.6%
     10     Ciba Specialty Chemicals AG+ (Other Chemical and
              Preparation)                                           690
      9     Nestle S.A.+ (Food Manufacturing -- Other)........     1,889
     21     Novartis AG (Pharmaceutical & Medicine
              Manufacturing)..................................       825
     12     Roche Holding AG (Pharmaceutical & Medicine
              Manufacturing)..................................       765
     24     STMicroelectronics N.V. (Semiconductor,
              Electronic Compon)..............................       502
     15     Syngenta AG+ (Farming -- Support Activities for
              Crop Production)...............................        791
                                                                --------
                                                                   5,462
                                                                --------

            TAIWAN -- 1.6%
    240     Quanta Computer, Inc. (Computer and Peripheral)...       420
    101     Taiwan Semiconductor Manufacturing Co. Ltd.(a)
              (Semiconductor, Electronic Components)..........       139
     74     Taiwan Semiconductor Manufacturing Co. Ltd.
              ADR(a)+ (Semiconductor, Electronic Components)..       615

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            TAIWAN -- (CONTINUED)
    539     United Microelectronics Corp.(a) (Semiconductor,
              Electronic Components)..........................  $    309
     22     United Microelectronics Corp. ADR(a)
              (Semiconductor, Electronic Components)..........        70
                                                                --------

                                                                   1,553
                                                                --------

            THAILAND -- 1.2%
    704     Kasikornbank Public Co. Ltd.(a) (Commercial
              Banking)........................................       595
    703     Siam Commercial Bank Public Co. Ltd.(a)
              (International Trade Financing (Foreign Banks))..      562
                                                                --------

                                                                   1,157
                                                                --------

            UNITED KINGDOM -- 20.7%
    103     Amersham plc (Medical Equipment & Supplies
              Manufacturing)..................................       741
     66     AstraZeneca plc (Pharmaceutical & Medicine
              Manufacturing)..................................     2,585
     87     Aviva plc (Insurance Carriers)....................       610
    295     BP plc (Petro and Coal -- Products Manufacturing)      1,872
    276     British Airways plc(a) (Air Transportation
              Scheduled)......................................       558
    336     Compass Group plc (Accommodation & Food
              Serv -- Special Food Services)..................     1,547
    119     Diageo plc (Wholesalers -- Beer, Wine, Alcoholic
              Beverage Merch).................................     1,314
    102     GlaxoSmithKline plc (Medical and Diagnostic
              Laboratories)...................................     2,046
    103     HSBC Holdings plc (Depository Credit. Banking)....     1,125
     68     Imperial Tobacco Group plc (Tobacco
              Manufacturing)..................................     1,140
    290     New Dixons Group plc (Retail -- Electronics and
              Appliance Stores)...............................       515
     90     Royal Bank of Scotland Group plc. (International
              Trade Financing (Foreign Banks))................     2,355
  1,923     Vodafone Group plc (Wireless Telecommunications
              Carriers).......................................     3,795
                                                                --------

                                                                  20,203
                                                                --------

            UNITED STATES -- 2.3%
     38     Accenture Ltd. Class A(a) (Management,
              Scientific, and Tech Consulting Svcs)...........       604
     12     Schlumberger Ltd. (Petro and Coal -- Mining
              Support Activities).............................       509
     34     Tyco International Ltd. (with rights)+
              (Miscellaneous Manufacturing)...................       537
      7     XL Capital Ltd. Class A (with rights)+ (Insurance
              Carriers).......................................       593
                                                                --------

                                                                   2,243
                                                                --------

            Total common stock................................
              (cost $91,584)                                    $ 90,357
                                                                ========

PRINCIPAL
AMOUNT
---------
SHORT-TERM INVESTMENTS -- 31.2%
            BANKING
 $7,256     Joint Repurchase Agreement,.......................
              1.27%, 05/01/2003 (Note 2f)                          7,256
                                                                --------
            COLLATERAL FOR SECURITIES LENDING
 23,180     Navigator Prime Portfolio.........................    23,180
                                                                --------
            Total short-term investments......................
              (cost $30,436)                                    $ 30,436
                                                                ========
            Total investments in securities...................
              (cost $122,020)(b)                                $120,793
                                                                ========

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value...........................  $120,793
Cash..........................................................         1
Foreign currency on deposit with custodian (cost
  $94)........................................................        94
Unrealized appreciation in forward foreign currency
  contracts...................................................         3
Receivables:
  Investment securities sold..................................     1,673
  Fund shares sold............................................     1,038
  Dividends and interest......................................       561
Other assets..................................................        67
                                                                --------
Total assets..................................................   124,230
                                                                --------

LIABILITIES
Payables:
  Payable upon return of securities loaned (Note
    2)........................................................    23,180
  Unrealized depreciation on forward foreign
    currency contracts........................................         3
  Investment securities purchased.............................     2,779
  Fund shares redeemed........................................       655
  Payable for investment advisory and management
    fees (Note 3).............................................        65
  Payable for distribution fees (Note 3)......................         9
Accrued expenses..............................................        99
                                                                --------
Total liabilities.............................................    26,790
                                                                --------
Net assets....................................................  $ 97,440
                                                                ========

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share; 300,000
  shares authorized; 12,473 shares outstanding......  $164,343
Accumulated undistributed net investment income.....        85
Accumulated net realized loss on investments and
  foreign currency transactions.....................   (65,781)
Unrealized depreciation of investments in securities
  and the translations of assets and liabilities
  denominated in foreign currency...................    (1,207)
                                                      --------

Net assets..........................................  $ 97,440
                                                      ========


Class A
  Net asset value per share ($62,459 / 7,892 shares
    outstanding).......................................  $7.91
                                                         -----
  Maximum offering price per share ($7.91 / 94.5%).....  $8.37
                                                         =====
Class B
  Net asset value per share ($17,396 / 2,293 shares
    outstanding).......................................  $7.59
                                                         =====
Class C
  Net asset value per share ($12,759 / 1,693 shares
    outstanding).......................................  $7.54
                                                         -----
  Maximum offering price per share ($7.54 / 99.0%).....  $7.62
                                                         =====
Class Y
  Net asset value per share ($4,826 / 595 shares
    outstanding).......................................  $8.10
                                                         =====

  (a)  Presently non-income producing.
  (b) At April 30, 2003, the cost of securities for federal income tax purposes was $124,044 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation........................  $   3,217



   Unrealized depreciation........................     (6,468)
                                                    ---------



   Net unrealized depreciation....................  $  (3,251)
                                                    =========

  (c) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.
  (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
  (e) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other
       "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2003, was $2,179, which represents 2.24% of total net assets.
    + Security is fully or partially on loan as of April 30, 2003. See Note 2d of accompanying Notes to Financial Statements.
   @@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

      @@@FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT APRIL 30, 2003

                                                                                        UNREALIZED
                                                  CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                  MARKET VALUE          AMOUNT             DATE            (DEPRECIATION)
-----------                  ------------         --------         ----------         --------------
British Pounds (Sell)            $99                $98            05/06/2003             $   (1)
Euro (Sell)                      183                181            05/05/2003                 (2)
Japanese Yen (Sell)              136                136            05/06/2003                 @@
Swedish Krona (Sell)             313                313            05/06/2003                 @@
British Pounds (Buy)             415                413            05/02/2003                  2
Euro (Buy)                        44                 44            05/02/2003                 @@
Euro (Buy)                       544                543            05/06/2003                  1
Hong Kong Dollars (Buy)          342                342            05/05/2003                 @@
Thailand Baht (Buy)               99                 99            05/07/2003                 @@
                                                                                          ------
                                                                                          $   @@
                                                                                          ======

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- 95.3%
            AUSTRALIA -- 1.5%
    112     David Jones Ltd.+ (Retail -- Department Stores)...  $    74
     56     Neverfail Springwater Ltd. (Beverage
              Manufacturing)..................................       85
                                                                -------

                                                                    159
                                                                -------

            BRAZIL -- 0.3%
     11     Cia de Concessoes Rodoviarias
              (Transportation -- Support Activities For Road)..      33
                                                                -------

            CHINA -- 0.9%
    470     Bejing Capital International Airport Co. Ltd.
              (Air Transportation Scheduled).................       102
                                                                -------

            DENMARK -- 2.0%
      3     Carlsberg A/S Class B (Beverage Manufacturing)...       108
      4     Novozymes A/S Class B+ (Scientific Research &
              Development Services)..........................       105
                                                                -------

                                                                    213
                                                                -------

            FINLAND -- 2.9%
     21     Elisa Oyj (Other Telecommunications)..............      160
     10     Pohjola Group plc+ (Insurance Carriers)...........      151
                                                                -------

                                                                    311
                                                                -------

            FRANCE -- 12.6%
     40     Alstom+ (Miscellaneous Manufacturing).............       80
      5     April Group+ (Agencies, Brokerages, Other
              Insurance Activities)...........................       69
      2     Camaieu (Retail -- Clothing Stores)...............       78
      4     Cegedim S.A. (Management, Scientific, and Tech
              Consulting Svcs)................................      110
      1     Cegid (Computer and Peripheral)...................       35
      6     Dassault Systemes S.A.+ (Information -- Software
              Publishers).....................................      179
      2     Eiffage S.A. (Construction -- Other Heavy
              Construction)...................................      165
     16     NRJ Group+ (Radio and Television. Broadcasting)...      244
      6     Remy Cointreau S.A. (Beverage Manufacturing)......      173
      4     Societe BiC S.A. (Wholesalers -- Miscellaneous
              Durable Goods)...................................     146
      7     Wavecom S.A.(a)+ (Wireless. Telecommunications
              Carriers)........................................      85
                                                                -------

                                                                  1,364
                                                                -------

            GERMANY -- 4.9%
      9     GfK AG (Specialized Design Services)..............      134
      4     Heidelberger Druckmaschinen AG (Machinery
              Manuf -- Commercial & Service Industry).........       83
      2     Hornbach Holding AG (Retail -- Building Material
              and Supplies Dealers)...........................       78
      6     Jungheinrich AG (Machinery Manuf -- Industrial
              Machinery)......................................       75
      1     Krones AG+ (Machinery Manuf -- Industrial
              Machinery)......................................       81
      2     Vossloh AG+ (Electrical Equip Manuf -- Component
              Other)...........................................      75
                                                                -------
                                                                    526
                                                                -------

            GREECE -- 2.0%
      8     Alpha Bank A.E. (Commercial Banking)..............      105
     12     Stet Hellas Telecomm S.A. -- ADR (Communications
              Equipment)......................................      110
                                                                -------
                                                                    215
                                                                -------

            HONG KONG -- 1.0%
     74     Cosco Pacific Ltd. (Other Transportation
              Equipment)......................................       64
     72     Shangri-La Asia Ltd. (Accommodation & Food
              Serv -- Traveler)................................      45
                                                                -------
                                                                    109
                                                                -------

            ITALY -- 4.2%
     41     Banca Popolare di Milano S.c.r.l.+ (International
              Trade Financing (Foreign Banks)).................     169
     28     Caltagirone Editore S.p.A.+ (Newspaper, Book and
              Periodical).....................................      164
      6     Ericsson S.p.A. (Communications Equipment)........      122
                                                                -------
                                                                    455
                                                                -------

            JAPAN -- 26.6%
      7     Alpine Electronics, Inc.+ (Audio and Video
              Equipment).........................................    79
      8     Asatsu-DK, Inc. (Advertising & Related Services).....   134
      1     Bellsystem 24, Inc.+ (Other Information Services)....    90
      5     Benesse Corp. (Education -- Other Schools and
              Instruction).......................................    61
      9     BML, Inc.+ (Pharmaceutical & Medicine
              Manufacturing).....................................   116
     10     C&S Co. Ltd. (Retail -- Other Miscellaneous Store
              Retailers).........................................   134
     13     Citizen Watch Co. Ltd.+ (Retail -- Jewelry,
              Luggage, Leather Goods Stores).....................    69
      8     FamilyMart Co. Ltd. (Retail -- Other
              Miscellaneous Store Retailers).....................   160
      3     Fancl Corp. (Health and Personal Care Stores)........    94
      7     Fujimi, Inc. (Nonmetallic Manuf -- Other)............   156
     @@     Hokuto Corp. (Food Manufacturing -- Other)...........     6
      2     Hutech Norin Co. Ltd. (Freight Trucking --
              Specialized).......................................    19
     20     INES Corp. (Data Process, Hosting & Related Serv)....   122
      5     Kadokawa Holdings, Inc. (Newspaper, Book and
              Periodical)........................................    80
      5     Kirin Beverage Corp. (Beverage Manufacturing)........    80

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            JAPAN -- (CONTINUED)
      7     Kissei Pharmaceutical Co. Ltd.+ (Medical
              Equipment & Supplies Manufacturing).............  $    82
      9     N.I.C. Corp. (Specialized Design Services)........       77
      4     Nagaileben Co. Ltd. (Apparel Manufacturing -- Cut
              and Sew Apparel)................................      108
     32     Nippon Shinyaku Co. Ltd+ (Pharmaceutical &
              Medicine Manufacturing).........................      180
      1     Nippon Television Network Corp. (Radio and
              Television Broadcasting)........................       84
     24     Nissin Co. Ltd.(a)+ (Other Financial Investment
              Activities).....................................      105
     16     Santen Pharmaceutucal Co. Ltd.+ (Drugs &
              Druggists Sundries Wholesalers).................      163
     10     Shimano, Inc. (Recreation -- Other Amusement &
              Recreation Indust)..............................      159
      3     Shinko Electric Industries Co. Ltd. (Electrical
              Equip Manuf -- Component Other).................       44
     14     SRL, Inc.+ (Pharmaceutical & Medicine
              Manufacturing)..................................      117
     10     Towa Pharmaceutical Co. Ltd. (Pharmaceutical &
              Medicine Manufacturing).........................      137
      9     Tsuruha Co. Ltd.+ (Retail -- Other General
              Merchandise Stores).............................      137
     19     Zeon Corp.+ (Resin, Synthetic Rubber, Filaments)         92
                                                                -------

                                                                  2,885
                                                                -------

            NETHERLANDS -- 1.3%
      1     IHC Caland N.V. (Machinery Manuf -- Agri,
              Construction, Mining)...........................       55
      7     SNT Groep N.V.(a) (Management of Companies and
              Enterprises)....................................       82
                                                                -------

                                                                    137
                                                                -------

            NEW ZEALAND -- 1.0%
     84     Tower Ltd.+ (Other Financial Investment
              Activities).....................................      105
                                                                -------

            SINGAPORE -- 3.3%
     19     Fraser & Neave Ltd. (Beverage Manufacturing)......       86
    193     MobileOne (Asia) Ltd.(a) (Wireless
              Telecommunications Carriers)....................      137
    197     Singapore Exchange Ltd. (Securities and Commodity
              Exchanges)......................................      135
                                                                -------

                                                                    358
                                                                -------
            SOUTH KOREA -- 4.7%
      2     Cheil Communications, Inc. (Advertising & Related
              Services).......................................      152
     32     KorAm Bank (Commercial Banking)...................      209
      5     KT&G Corp. (Tobacco Manufacturing)................       71
      1     Nong Shim Co. Ltd. (Wholesalers -- Grocery, and
              Related Product)................................       78
                                                                -------
                                                                    510
                                                                -------

            SPAIN -- 2.3%
     58     Telefonica Publicidad e Informacion S.A. TPI+
              (Advertising & Related Services)................      250
                                                                -------

            SWEDEN -- 4.8%
     16     Alfa Laval AB (Fabricated Metal Manuf- Boiler,
              Tank, Shipping Cont)............................      155
      8     Autoliv, Inc. (Motor Vehicle Parts Manufacturing).      189
      7     Eniro AB+ (Newspaper, Book and Periodical)........       51
      9     Modern Times Group AB(a) (Radio and Television
              Broadcasting)....................................     104
      1     Munters AB (Machinery Manuf -- Heating, AC,
              Commercial Refrig)...............................      19
                                                                -------
                                                                    518
                                                                -------

            SWITZERLAND -- 3.7%
      1     Actelion Ltd.(a) (Pharmaceutical & Medicine
              Manufacturing)...................................      89
      1     Bachem AG (Pharmaceutical & Medicine
              Manufacturing)...................................      57
     @@     Lindt & Spruengli AG (Food Manufacturing -- Sugar
              & Confectionery Product).........................      62
     10     Phonak Holding AG (Medical Equipment & Supplies
              Manufacturing)...................................     103
      2     Swiss Life Holding(a) (Other Financial Investment
              Activities)......................................      94
                                                                -------
                                                                    405
                                                                -------

            UNITED KINGDOM -- 15.5%
     29     Alvis plc (Aerospace Product and Parts
              Manufacturing)...................................      76
    142     Arm Holdings plc(a) (Semiconductor, Electronic
              Compon)..........................................     145
     17     Bulmer (H.P.) Holdings plc (Beverage
              Manufacturing)...................................      89
      9     Cambridge Antibody Technology Group plc(a)
              (Pharmaceutical & Medicine Manufacturing)........      58
     59     Carlton Communications plc (Motion Picture &
              Video Industry)..................................      99
     24     Croda International plc (Basic Chemical
              Manufacturing)...................................      99
     60     EMI Group plc (Sound Recording Industries).........     116
     41     FirstGroup plc (Transportation -- Rail)............     159
     65     Informa Group plc (Other Information Services)....     201
      8     NDS Group plc ADR(a) (Internet Providers & Web
              Search Port).....................................      99
     41     RM plc (Educational Support Services)..............      72
     74     Rolls-Royce plc (Machinery Manuf -- Engine,
              Turbine, Power Trans)............................     107
     43     Sage Group plc (Information -- Software
              Publishers)......................................      94
    127     Securicor plc (Public -- National Security &
              International Affairs)...........................     191

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            UNITED KINGDOM -- (CONTINUED)
     39     Shanks Group plc (Waste Management and Other
              Remediation Services)...........................  $    57
      6     UMECO plc (Aerospace Product and Parts
              Manufacturing)..................................       22
                                                                -------

                                                                  1,684
                                                                -------

            Total common stock
              (cost $9,678)...................................  $10,339
                                                                =======
PRINCIPAL
AMOUNT
---------

SHORT-TERM INVESTMENTS -- 26.1%
            BANKING -- 6.7%
 $  723     Joint Repurchase Agreement,.......................
              1.27%, 05/01/2003 (Note 2f)                       $   723

            COLLATERAL FOR SECURITIES LENDING -- 19.4%
  2,112     Navigator Prime Portfolio.........................    2,112
                                                                -------

            Total short-term investments......................
              (cost $2,835)                                     $ 2,835
                                                                =======

            Total investments in securities...................
              (cost $12,513)(b)                                 $13,174
                                                                =======


STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value...........................  $13,174
Cash..........................................................        1
Unrealized appreciation in forward foreign
  currency contracts..........................................        2
Receivables:
  Investment securities sold..................................      110
  Fund shares sold............................................      102
  Dividends and interest......................................       69
Other assets..................................................       21
                                                                -------

Total assets..................................................   13,479
                                                                -------

LIABILITIES
Payables:
  Payable upon return of securities loaned (Note
    2)........................................................    2,112
  Unrealized depreciation on forward foreign
    currency contracts .......................................        1
  Investment securities purchased.............................      419
  Fund shares redeemed........................................       87
  Payable for investment advisory and management
    fees (Note 3).............................................        8
  Payable for distribution fees (Note 3)......................        1
Accrued expenses..............................................        7
                                                                -------

Total liabilities.............................................    2,635
                                                                -------

Net assets....................................................  $10,844
                                                                =======


SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share;
  300,000 shares authorized; 1,130 shares
  outstanding.................................................  $10,679
Accumulated undistributed net investment
  income......................................................       39
Accumulated net realized loss on investments and
  foreign currency transactions...............................     (537)
Unrealized appreciation of investments in
  securities and the translations of assets and
  liabilities denominated in foreign currency.................      663
                                                                -------

Net assets....................................................  $10,844
                                                                =======


Class A
  Net asset value per share ($6,767 / 704 shares
    outstanding)..............................................  $  9.61
                                                                -------
  Maximum offering price per share
    ($9.61 / 94.5%)...........................................  $ 10.17
                                                                =======
Class B
  Net asset value per share ($1,181 / 124 shares
    outstanding)..............................................  $  9.56
                                                                =======
Class C
  Net asset value per share ($1,208 / 127 shares
    outstanding)..............................................  $  9.50
                                                                -------
  Maximum offering price per share
    ($9.50 / 99.0%)...........................................  $  9.60
                                                                =======
Class Y
  Net asset value per share ($1,688 / 175 shares
    outstanding)..............................................  $  9.66
                                                                =======

  (a)  Presently non-income producing.

  (b) At April 30, 2003, the cost of securities for federal income tax purposes is $12,707 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation....................................  $   762



   Unrealized depreciation....................................     (295)
                                                                -------



   Net unrealized appreciation................................  $   467
                                                                =======

  (c) See Note 2b of accompanying Notes of Financial Statements regarding valuation of securities.
  (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
    + Security is fully or partially on loan as of April 30, 2003. See Note 2d of accompanying Notes to Financial Statements.
   @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

      @@@FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT APRIL 30, 2003

                                                                                        UNREALIZED
                                                  CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                  MARKET VALUE          AMOUNT             DATE            (DEPRECIATION)
-----------                  ------------         --------         ----------         --------------
Danish Krone (Buy)               $24                $23            05/02/2003              $ 1
Euro (Buy)                        31                 31            05/02/2003               @@
Euro (Buy)                        58                 57            05/05/2003                1
Euro (Buy)                        20                 20            05/06/2003               @@
Japanese Yen (Buy)                44                 44            05/01/2003               @@
Japanese Yen (Buy)                25                 25            05/02/2003               @@
Japanese Yen (Buy)                72                 72            05/06/2003               @@
Swiss Francs (Buy)                24                 24            05/05/2003               @@
Hong Kong Dollar (Buy)            37                 37            05/02/2003               @@
Hong Kong Dollar (Buy)            16                 16            05/05/2003               @@
Euro (Sell)                       34                 33            05/02/2003               (1)
Euro (Sell)                        4                  4            05/05/2003               @@
British Pounds (Sell)              6                  6            05/02/2003               @@
Japanese Yen (Sell)               19                 19            05/01/2003               @@
Japanese Yen (Sell)               14                 14            05/02/2003               @@
                                                                                           ---
                                                                                           $ 1
                                                                                           ===

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD MIDCAP FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE(C)
---------                                                       ----------
COMMON STOCK -- 94.0%
            BASIC MATERIALS -- 4.5%
   1,837    Abitibi-Consolidated, Inc. .......................  $   12,856
      47    Bowater, Inc. ....................................       1,833
     727    Precision Castparts Corp. ........................      20,139
     233    Rohm & Haas Co. (with rights).....................       7,719
     389    Sealed Air Corp.(a)+..............................      16,686
     803    Smurfit-Stone Container Corp. (with rights)(a)          11,301
                                                                ----------

                                                                    70,534
                                                                ----------

            CAPITAL GOODS -- 3.6%
     705    AGCO Corp.(a).....................................      12,842
     226    American Standard Companies, Inc.(a)..............      16,111
     563    Lam Research Corp.(a).............................       8,184
     470    Parker-Hannifin Corp. (with rights)...............      19,124
                                                                ----------

                                                                    56,261
                                                                ----------

            CONSUMER CYCLICAL -- 11.4%
     336    Abercrombie & Fitch Co. Class A (with rights)(a)        11,035
   2,701    American Tower Corp. Class A(a)...................      17,937
      90    Avery Dennison Corp. (with rights)................       4,744
     395    Blockbuster, Inc. Class A+........................       7,059
     187    Borders Group, Inc.(a)............................       2,997
   3,431    Burberry Group plc+...............................      14,341
     224    Lennar Corp. Class A..............................      12,144
      22    Lennar Corp. Class B+.............................       1,199
   1,377    Mattel, Inc. .....................................      29,935
     238    Michaels Stores, Inc.(a)..........................       7,441
     228    Mohawk Industries, Inc.(a)........................      12,642
     628    Newell Rubbermaid, Inc. (with rights).............      19,131
     351    NIKE, Inc. Class B................................      18,798
     334    PACCAR, Inc. (with rights)........................      19,503
                                                                ----------

                                                                   178,906
                                                                ----------

            CONSUMER STAPLES -- 0.9%
     676    Pepsi Bottling Group, Inc. .......................      13,881
                                                                ----------

            ENERGY -- 5.7%
     649    EOG Resources, Inc. (with rights).................      24,259
     722    GlobalSantaFe Corp. ..............................      15,286
      36    KeySpan Corp. (with rights).......................       1,211
     254    Nabors Industries Ltd.(a).........................       9,958
     222    Noble Corp. (with rights)(a)......................       6,883
     536    Sunoco, Inc. (with rights)........................      19,926
     618    XTO Energy, Inc. (with rights)....................      12,047
                                                                ----------

                                                                    89,570
                                                                ----------
            FINANCE AND INSURANCE -- 21.5%
     340    Ambac Financial Group, Inc. ......................  $   19,814
     386    Anthem, Inc.(a)...................................      26,518
     499    Arch Capital Group Ltd.(a)........................      17,374
     439    Astoria Financial Corp. ..........................      10,973
     648    Bank of Hawaii Corp. .............................      21,368
     324    BlackRock, Inc.(a)................................      14,726
     243    Brown & Brown, Inc. (with rights).................       8,678
     525    Countrywide Financial Corp. ......................      35,456
     307    Everest Re Group Ltd.+............................      21,362
     253    Golden West Financial Corp. ......................      19,066
     708    Hibernia Corp. Class A............................      12,836
   1,939    Host Marriott Corp.(a)+...........................      14,971
     982    Hudson City Bancorp, Inc. ........................      22,746
     729    Investment Technology Group, Inc.(a)..............      10,414
     481    IPC Holdings Ltd. ................................      16,512
     364    Legg Mason, Inc. .................................      19,773
     169    M&T Bank Corp. ...................................      14,233
     158    Public Storage, Inc. .............................       5,067
     361    UnionBanCal Corp. ................................      14,573
      33    White Mountains Insurance Group Ltd. .............      12,349
                                                                ----------
                                                                   338,809
                                                                ----------

            HEALTH CARE -- 15.8%
     497    Applera Corp. -- Celera Genomics Group(a).........       5,217
     470    Becton, Dickinson & Co. (with rights).............      16,641
     318    Cephalon, Inc.(a)+................................      12,996
     379    Edwards Lifesciences Corp.(a).....................      10,950
     588    Guidant Corp. ....................................      22,942
     909    Health Management Associates, Inc. Class A+.......      15,506
   1,429    Human Genome Sciences, Inc. (with rights)(a)......      16,702
     254    IDEC Pharmaceuticals Corp.(a).....................       8,305
     534    IVAX Corp.(a).....................................       8,588
     679    Laboratory Corp. of America Holdings (with
              rights)(a)......................................      20,012
     615    McKesson Corp. ...................................      17,054
   2,349    Millennium Pharmaceuticals, Inc. (with rights)(a)       25,837
     262    Regeneron Pharmaceutical, Inc.(a)+................       1,658
     112    St. Jude Medical, Inc. (with rights)(a)...........       5,880
     669    Vertex Pharmaceuticals, Inc.(a)...................       8,069
   1,057    Waters Corp. (with rights)(a).....................      25,376
     947    Watson Pharmaceuticals, Inc.(a)...................      27,525
                                                                ----------
                                                                   249,258
                                                                ----------

            SERVICES -- 15.6%
     301    Alliance Data Systems Corp.(a)....................       6,317
   1,046    ARAMARK Corp. Class B(a)..........................      24,021
     923    BISYS Group, Inc.(a)..............................      15,574
   1,601    Cadence Design Systems, Inc.(a)...................      18,297
     212    CheckFree Corp.(a)................................       5,839
     435    Diebold, Inc. (with rights).......................      17,387
     989    Exel plc..........................................       9,483
      55    Gartner, Inc. Class A(a)..........................         438
     505    GTECH Holdings Corp.(a)...........................      17,017
     404    Harrah's Entertainment, Inc. (with rights)(a).....      15,914
     142    Knight-Ridder, Inc. (with rights).................       9,184
     924    Lamar Advertising Co.(a)+.........................      33,201
     423    Manpower, Inc. ...................................      13,904
     494    Republic Services, Inc.(a)........................      10,597
     120    Scripps (E.W.) Co. Class A........................       9,537
     781    Univision Communications, Inc. Class A(a)+........      23,640
     491    USA Interactive(a)+...............................      14,716
                                                                ----------
                                                                   245,066
                                                                ----------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE(C)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- 6.9%
     384    Analog Devices, Inc. (with rights)(a).............  $   12,721
     285    Beckman Coulter, Inc. (with rights)...............      11,072
   1,603    Citizens Communications Co. (with rights)(a)+.....      17,519
     998    Network Appliance, Inc.(a)........................      13,251
   1,403    Nextel Communications, Inc. Class A(a)+...........      20,756
     267    Novellus Systems, Inc.(a).........................       7,487
   2,026    VeriSign, Inc. (with rights)(a)...................      25,163
                                                                ----------

                                                                   107,969
                                                                ----------

            TRANSPORTATION -- 3.2%
     375    CNF, Inc. ........................................      11,375
     601    CSX Corp. (with rights)...........................      19,207
     516    Ryanair Holdings plc ADR(a)+......................      20,487
                                                                ----------

                                                                    51,069
                                                                ----------

            UTILITIES -- 4.9%
     619    Cinergy Corp. (with rights).......................      21,129
     566    Energy East Corp. ................................      10,309
     368    Pinnacle West Capital Corp. (with rights).........      12,232
     442    PPL Corp. ........................................      15,990
     652    Wisconsin Energy Corp. ...........................      17,162
                                                                ----------

                                                                    76,822
                                                                ----------

            Total common stock ...............................
              (cost $1,411,752)                                 $1,478,145
                                                                ==========
PRINCIPAL
 AMOUNT
---------
SHORT-TERM INVESTMENTS -- 12.5%
            COLLATERAL FOR SECURITIES LENDING -- 7.3%
$115,734    Boston Global Investment Trust....................  $  115,734
                                                                ----------

            FINANCE -- 5.2%
  81,142    Joint Repurchase Agreement,.......................
              1.27%, 05/01/2003 (Note 2f)                           81,142
                                                                ----------

            Total short-term investments .....................
              (cost $196,876)                                   $  196,876
                                                                ==========

            Total investments in securities (cost
              $1,608,628)(b)..................................  $1,675,021
                                                                ==========


STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value.........................  $1,675,021
Receivables:
  Investment securities sold................................      16,446
  Fund shares sold..........................................       8,121
  Dividends and interest....................................         911
Other assets................................................         528
                                                              ----------

Total assets................................................   1,701,027
                                                              ----------

LIABILITIES
Payables:
  Payable upon return of securities loaned (Note 2).........     115,734
  Investment securities purchased...........................       8,980
  Fund shares redeemed......................................       2,197
  Payable for investment advisory and management fees (Note
    3)......................................................         932
  Payable for distribution fees (Note 3)....................         169
Accrued expenses............................................         435
                                                              ----------

Total liabilities...........................................     128,447
                                                              ----------

Net assets..................................................  $1,572,580
                                                              ==========

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share; 360,000 shares
  authorized; 94,645 shares outstanding....................   $1,702,871
Accumulated undistributed net investment loss...............      (5,489)
Accumulated net realized loss on investments................    (191,196)
Unrealized appreciation of investments in securities........      66,394
                                                              ----------

Net assets..................................................  $1,572,580
                                                              ==========


Class A
  Net asset value per share ($888,573 / 52,651
    shares outstanding)...........................                $16.88
                                                                  ------
  Maximum offering price per share
    ($16.88 / 94.5%)..............................                $17.86
                                                                  ======
Class B
  Net asset value per share ($308,059 / 19,016
    shares outstanding)...........................                $16.20
                                                                  ======
Class C
  Net asset value per share ($324,529 / 20,013
    shares outstanding)...........................                $16.22
                                                                  ------
  Maximum offering price per
    share($16.22 / 99.0%).........................                $16.38
                                                                  ======
Class Y
  Net asset value per share ($51,419 / 2,965
    shares outstanding)...........................                $17.34
                                                                  ======

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD MIDCAP FUND

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  (a)  Presently non-income producing.

  (b) At April 30, 2003, the cost of securities for federal income tax purposes is $1,625,203 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation........................  $128,090



   Unrealized depreciation........................   (78,272)
                                                    --------



   Net unrealized appreciation....................  $ 49,818
                                                    ========

  (c) See Note 2b of accompanying Notes of Financial Statements regarding valuation of securities.

  (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.42% of total net assets as of April 30, 2003.

    + Security is fully or partially on loan as of April 30, 2003. See Note 2d of accompanying Notes to Financial Statements.

   @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD MIDCAP VALUE FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- 97.6%
            BASIC MATERIALS -- 7.4%
    262     Abitibi-Consolidated, Inc. .......................  $  1,836
     90     Engelhard Corp. (with rights).....................     2,212
     43     Grupo IMSA S.A. de C.V. ADR.......................       559
    190     IMC Global, Inc. (with rights)....................     1,721
     18     Lafarge North America, Inc. ......................       567
     22     Michelin (C.G.D.E.) Class B.......................       825
     99     Pactiv Corp.(a)...................................     2,023
    194     Smurfit-Stone Container Corp. (with rights)(a)....     2,732
                                                                --------

                                                                  12,475
                                                                --------

            CAPITAL GOODS -- 7.1%
    396     Axcelis Technologies, Inc.(a).....................     2,250
     23     Black & Decker Corp. .............................       961
    526     Bombardier, Inc. .................................     1,273
     75     Bombardier, Inc.(e)...............................       182
     77     Flowserve Corp.(a)................................     1,186
     70     IHC Caland N.V. ..................................     3,594
     19     Rockwell Automation, Inc. ........................       435
    179     Teradyne, Inc. (with rights)(a)...................     2,081
                                                                --------

                                                                  11,962
                                                                --------

            CONSUMER CYCLICAL -- 9.0%
     47     AnnTaylor Stores Corp. (with rights)(a)...........     1,117
     17     Beazer Homes USA, Inc.(a)+........................     1,180
     88     Blockbuster, Inc. Class A.........................     1,581
     22     BorgWarner, Inc. .................................     1,314
     28     CEC Entertainment, Inc.(a)........................       849
    208     Foot Locker, Inc. ................................     2,287
     75     Granite Construction, Inc. .......................     1,263
     20     M.D.C. Holdings, Inc. ............................       913
     20     Toll Brothers, Inc.(a)............................       472
    112     United Stationers, Inc.(a)........................     3,047
     27     V.F. Corp. .......................................     1,070
                                                                --------

                                                                  15,093
                                                                --------

            CONSUMER STAPLES -- 7.2%
    126     Bunge Ltd. .......................................     3,527
    100     Constellation Brands, Inc. Class A(a).............     2,689
     76     Dean Foods Co.(a).................................     3,291
    118     Sensient Technologies Corp. ......................     2,614
                                                                --------

                                                                  12,121
                                                                --------

            ENERGY -- 6.2%
    109     Cal Dive International, Inc.(a)...................     1,753
      3     Devon Energy Corp. ...............................       137
     47     EOG Resources, Inc. (with rights).................     1,772
     59     Petro-Canada......................................     1,934
     23     Progress Energy, Inc. ............................       977
     19     Unocal Corp. (with rights)........................       512
    170     XTO Energy, Inc. (with rights)....................     3,308
                                                                --------

                                                                  10,393
                                                                --------

            FINANCE AND INSURANCE -- 25.8%
     65     ACE Ltd. ADR (with rights)........................     2,154
     87     Ambac Financial Group, Inc. ......................     5,088
     51     Bank of Hawaii Corp. .............................     1,684
     57     Charter One Financial, Inc. (with rights).........     1,665
     95     CIT Group, Inc. ..................................     1,929
    114     Converium Holding AG ADR(a).......................     2,589
    144     Hibernia Corp. Class A............................     2,617
     40     Legg Mason, Inc. .................................     2,172
     73     Oxford Health Plans, Inc.(a)......................     2,125
    165     Reinsurance Group of America, Inc. ...............     4,722
     47     RenaissanceRe Holdings Ltd. ADR...................     2,090
     56     Rent-A-Center, Inc.(a)+...........................     3,608
     42     Rouse Co. ........................................     1,449
     44     St. Paul Companies, Inc. .........................     1,497
     87     UnionBanCal Corp. ................................     3,498
    153     United Rentals, Inc. (with rights)(a).............     1,573
     80     Webster Financial Corp. ..........................     3,003
                                                                --------

                                                                  43,463
                                                                --------
            HEALTH CARE -- 3.4%
     79     Health Net, Inc. (with rights)(a).................     2,048
     79     King Pharmaceuticals, Inc.(a).....................     1,000
     47     Laboratory Corp. of America Holdings (with
              rights)(a)......................................     1,376
     61     Triad Hospitals, Inc.(a)..........................     1,331
                                                                --------
                                                                   5,755
                                                                --------

            SERVICES -- 7.2%
    239     Bally Total Fitness Holding Corp.(a)+.............     1,519
    410     BearingPoint, Inc. (with rights)(a)...............     3,347
     70     Penn National Gaming, Inc.(a).....................     1,365
    195     Republic Services, Inc.(a)........................     4,178
    432     UnitedGlobalCom, Inc. Class A(a)+.................     1,663
                                                                --------
                                                                  12,072
                                                                --------

            TECHNOLOGY -- 14.9%
     64     AMETEK, Inc. .....................................     2,424
    199     Arrow Electronics, Inc.(a)........................     3,366
     49     DENTSPLY International, Inc. .....................     1,828
    204     Fairchild Semiconductor International, Inc.(a)....     2,424
    237     Flextronics International Ltd.(a).................     2,075
     19     Fossil, Inc.(a)...................................       349
     84     Harman International Industries, Inc. (with
              rights).........................................     5,600
     28     McLeodUSA, Inc. Class A(a)+.......................        17
    104     Seagate Technology(a)+............................     1,254
    383     Solectron Corp. (with rights)(a)..................     1,223
     84     Sybase, Inc. (with rights)(a).....................     1,080
    274     Vishay Intertechnology, Inc.(a)...................     3,428
                                                                --------
                                                                  25,068
                                                                --------

            TRANSPORTATION -- 5.0%
     51     Canadian National Railway Co. ....................     2,461
     61     CNF, Inc. ........................................     1,848
     37     Continental Airlines, Inc. Class B (with
              rights)(a)+.....................................       335
    157     ExpressJet Holdings, Inc.(a)......................     1,816
     85     Werner Enterprises, Inc. .........................     1,924
                                                                --------
                                                                   8,384
                                                                --------

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD MIDCAP VALUE FUND

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- (CONTINUED)
 UTILITIES -- 4.4%
     77     Cinergy Corp. (with rights).......................  $  2,629
     33     FirstEnergy Corp. (with rights)...................     1,110
      3     FPL Group, Inc. (with rights).....................       201
     95     PPL Corp. ........................................     3,442
                                                                --------

                                                                   7,382
                                                                --------

            Total common stock................................
              (cost $172,053)                                   $164,168
                                                                ========

PRINCIPAL
AMOUNT
---------
SHORT-TERM INVESTMENTS -- 7.4%
            COLLATERAL FOR SECURITIES LENDING -- 5.0%
 $8,447     Boston Global Investment Trust....................  $  8,447

            FINANCE -- 2.4%
  4,032     Joint Repurchase Agreement,.......................
              1.27%, 05/01/2003 (Note 2f)                          4,032
                                                                --------

            Total short-term investments......................
              (cost $12,479)                                    $ 12,479
                                                                ========

            Total investments in securities...................
              (cost $184,532)(b)                                $176,647
                                                                ========


STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value.................            $176,647
Cash................................................                   1
Unrealized appreciation in forward foreign currency
  contracts.........................................                   1
Receivables:
  Investment securities sold........................               2,006
  Fund shares sold..................................                 304
  Dividends and interest............................                  64
Other assets........................................                  96
                                                                --------

Total assets........................................             179,119
                                                                --------

LIABILITIES
Payables:
  Payable upon return of securities loaned (Note
    2)..............................................               8,447
  Investment securities purchased...................               1,796
  Fund shares redeemed..............................                 395
  Payable for investment advisory and management
    fees (Note 3)...................................                 111
  Payable for distribution fees (Note 3)............                  18
Accrued expenses....................................                 103
                                                                --------

Total liabilities...................................              10,870
                                                                --------

Net assets..........................................            $168,249
                                                                ========


SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share; 300,000
  shares authorized; 18,953 shares outstanding......            $186,368
Accumulated undistributed net investment loss.......                (463)
Accumulated net realized loss on investments and
  foreign currency transactions.....................              (9,771)
Unrealized depreciation of investments in securities
  and the translations of assets and liabilities
  denominated in foreign currency...................              (7,885)
                                                                --------

Net assets..........................................            $168,249
                                                                ========


Class A
  Net asset value per share ($103,868 / 11,640 shares
    outstanding).......................................            $8.92
                                                                   -----
  Maximum offering price per share($8.92 / 94.5%)......            $9.44
                                                                   =====
Class B
  Net asset value per share ($29,103 / 3,307 shares
    outstanding).......................................            $8.80
                                                                   =====
Class C
  Net asset value per share ($35,008 / 3,976 shares
    outstanding).......................................            $8.80
                                                                   -----
  Maximum offering price per share ($8.80 / 99.0%).....            $8.89
                                                                   =====
Class Y
  Net asset value per share ($270 / 30 shares
    outstanding).......................................            $9.00
                                                                   =====

  (a)  Presently non-income producing.

  (b) At April 30, 2003, the cost of securities for federal income tax purposes is $184,825 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation........................              $ 11,958



   Unrealized depreciation........................               (20,136)
                                                                --------



   Net unrealized depreciation....................              $ (8,178)
                                                                ========

  (c) See Note 2b of accompanying Notes of Financial Statements regarding valuation of securities.

  (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 10.30% of total net assets as of April 30, 2003.

  (e) Security sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other
       "accredited investors." Pursuant to guidelines adopted by the Board of Directors, this issue is deemed to be liquid. The aggregate value of this security at April 30, 2003, was $181, which represents .11% of total net assets.

    + Security is fully or partially on loan as of April 30, 2003. See Note 2d of accompanying Notes to Financial Statements.

   @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

      @@@FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT APRIL 30, 2003

                                                                                        UNREALIZED
                                                  CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                  MARKET VALUE          AMOUNT             DATE            (DEPRECIATION)
-----------                  ------------         --------         ----------         --------------
Canadian Dollar (Buy)            $170               $169           05/02/2003             $   1
Euro (Buy)                         24                 24           05/02/2003                @@
                                                                                          -----
                                                                                          $   1
                                                                                          =====

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD MONEY MARKET FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING     VALUE(A)
---------                                                       ----------   --------
            CONSUMER CYCLICAL -- 2.9%
 $ 4,000    7-Eleven, Inc.
              1.28%, 05/20/2003...............................  A1+          $  3,997
   4,500    7-Eleven, Inc.
              1.28%, 05/21/2003...............................  A1+             4,497
   4,000    Wal-Mart Stores, Inc.
              1.26%, 08/01/2003...............................  A1+             4,032
                                                                             --------

            Total consumer cyclical...........................                 12,526
                                                                             --------

            CONSUMER STAPLES -- 5.6%
   6,000    Archer Daniels Midland Co.
              1.22%, 07/02/2003...............................  A1              5,988

 $ 3,000    Archer Daniels Midland Co.
              1.27%, 06/17/2003...............................  A1              2,995
   5,000    Cargill, Inc.
              1.28%, 06/23/2003...............................  A1              4,991
   5,000    Cargill, Inc.
              1.29%, 01/14/2004(d)(e).........................  A1              5,000
   5,000    Procter & Gamble Co.
              1.71%, 05/05/2003...............................  A1              4,999
                                                                             --------
            Total consumer staples............................                 23,973
                                                                             --------
            FINANCE -- 83.5%
   9,000    Alliance & Leicester
              1.11%, 09/15/2003...............................  A1              8,962
  10,000    American Express Credit Corp.
              1.23%, 05/28/2003...............................  A1              9,991
   7,500    American General Finance Corp.
              1.14%, 06/23/2003...............................  A1              7,488
   4,000    American General Finance Corp.
              1.30%, 05/13/2003...............................  A1              3,998
   7,000    American Honda Finance Corp.
              1.30%, 10/21/2003(d)(e).........................  A1              6,999
   5,000    American Honda Finance Corp.
              1.30%, 01/20/2004(d)(e).........................  A1              5,000
   6,000    Bank of America Corp.
              1.28%, 05/23/2003...............................  A1              5,995
   8,000    Bank of New York Co., Inc.
              1.41%, 10/30/2003(d)............................  A1              8,004
   3,000    Bank One Corp.
              1.62%, 02/20/2004(d)............................  A1              3,008
   6,000    Bear Stearns Co., Inc.
              1.30%, 06/09/2003...............................  A1              5,992
   5,000    Bear Stearns Co., Inc. Series B
              1.45%, 02/12/2004(d)............................  A1              5,006
   4,455    Bradford & Bingley plc
              1.26%, 06/02/2003...............................  A1              4,450
   7,000    Caterpillar Financial Services Corp.
              1.29%, 07/21/2003...............................  A1              6,980
   8,000    Corporate Asset Funding Corp. Inc.
              1.25%, 06/04/2003...............................  A1              7,990
   6,000    FHLB
              1.21%, 07/25/2003...............................  A1+             5,983
   8,000    FHLB
              1.40%, 05/14/2004...............................  A1              8,000
   5,000    FHLMC
              1.21%, 09/17/2003...............................  A1+             4,977
   8,000    FHLMC
              1.29%, 06/30/2003...............................  A1+             7,983
   9,000    FleetBoston Financial Corp.
              1.60%, 02/19/2004(d)............................  NR              9,015
   4,000    FNMA
              1.21%, 09/17/2003...............................  A1+             3,982
   8,000    FNMA
              1.47%, 05/14/2004...............................  A1              8,000
   1,000    General Electric Capital Corp.
              1.40%, 10/22/2003(d)............................  A1+             1,001
   4,625    General Electric Capital Corp. Ser. A
              1.32%, 01/28/2004(d)............................  A1+             4,627
   5,000    Goldman Sachs Group, Inc.
              1.30%, 02/04/2004(d)............................  A1+             5,000
   6,000    Goldman Sachs Group, Inc.
              1.55%, 01/16/2004(d)............................  A1              6,000
  10,000    J.P. Morgan Chase & Co.
              1.47%, 02/05/2004(d)............................  A1             10,011
  14,317    Joint Repurchase Agreement
              1.25%, 05/01/2003(d) (Note 2f)..................  A1             14,317
   9,000    Key Bank N.A.
              1.46%, 03/01/2004(d)............................  A1              9,012
  10,000    KFW International Finance, Inc.
              1.11%, 09/09/2003...............................  A1+             9,960
   4,000    Lehman Brothers Holdings, Inc.
              1.37%, 04/01/2004...............................  A1              4,191
   1,000    Lehman Brothers Holdings, Inc.
              1.79%, 05/15/2003...............................  A1              1,002
   9,500    Merrill Lynch & Co., Inc.
              1.44%, 06/24/2003(d)............................  A1              9,501
   2,000    Morgan Stanley Dean Witter & Co.
              1.36%, 09/19/2003(d)............................  A1              2,001
  10,000    Morgan Stanley Dean Witter & Co.
              1.51%, 03/19/2004(d)............................  A1             10,017
  10,000    Nationwide Building Society
              1.27%, 07/22/2003...............................  A1              9,972
   8,000    Nestle Capital Corp.
              1.36%, 06/05/2003...............................  A1+             7,990
   8,000    Nordea North America, Inc.
              1.26%, 08/05/2003...............................  A1              7,974
   9,000    Northern Rock plc
              1.30%, 01/16/2004(d)(e).........................  A1              9,000
   4,500    Old Line Funding Corp.
              1.20%, 06/09/2003...............................  A1              4,494
   5,500    Old Line Funding Corp.
              1.28%, 06/11/2003...............................  A1              5,492
  10,000    Salomon Smith Barney Holdings, Inc.
              1.31%, 05/09/2003(d)............................  A1+            10,000

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD MONEY MARKET FUND

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING     VALUE(A)
---------                                                       ----------   --------
            FINANCE -- (CONTINUED)
 $ 2,000    Salomon Smith Barney Holdings, Inc.
              1.58%, 11/17/2003(d)............................  A1+          $  2,003
   4,000    Spintab, Inc
              1.27%, 05/22/2003...............................  A1              3,997
  12,000    State Street Corp.
              1.22%, 06/23/2003...............................  A1+            11,979
  11,000    Svenska Handelsbanken, Inc
              1.23%, 07/01/2003...............................  A1             10,977
   5,000    Toronto-Dominion Holdings, Inc
              1.28%, 06/30/2003...............................  A1+             4,990
  10,000    Toyota Motor Credit Corp
              1.27%, 11/24/2003(d)............................  A1+            10,000
   5,000    US Bancorp
              1.54%, 09/15/2003(d)............................  A1              5,005
  10,000    Wachovia Bank, Inc
              Ser CD3 1.28%, 10/20/2003(d)....................  A1             10,000
   8,000    Washington Mutual Bank N.A
              1.36%, 08/04/2003(d)............................  A1              8,000
   3,000    Wells Fargo & Co
              1.25%, 08/15/2003...............................  A1              3,026
   5,000    Wells Fargo Bank N.A
              1.24%, 01/14/2004(d)............................  A1+             5,000
   2,000    Wells Fargo Bank N.A
              1.26%, 11/24/2003(d)............................  A1+             2,000

                                                                             --------
            Total finance.....................................
                                                                              356,342
                                                                             --------
            HEALTH CARE -- 5.7%
   8,000    Bristol-Myers Squibb Co.
              1.42%, 07/23/2003(d)(e).........................  A1+             8,000
     500    Johnson & Johnson
              1.21%, 09/18/2003...............................  A1+               498
   6,000    Johnson & Johnson
              1.26%, 05/06/2003...............................  A1+             5,999
   6,000    Wyeth
              1.29%, 05/12/2003...............................  A1              5,998
   4,000    Wyeth
              1.31%, 05/28/2003...............................  A1              3,996

                                                                             --------
            Total health care.................................                 24,491
                                                                             --------

            SERVICES -- 2.3%
   5,000    Washington Post Co.
              1.23%, 08/11/2003...............................  A1              4,983
   5,000    Washington Post Co.
              1.27%, 08/18/2003...............................  A1              4,981
                                                                             --------

            Total services....................................                  9,964
                                                                             --------

            Total investments in securities (cost
              $427,296)(b)....................................               $427,296
                                                                             ========


STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value...........................               $427,296

Cash..........................................................                      1

Receivables:
  Fund shares sold............................................                  1,872

  Dividends and interest......................................                    335

Other assets..................................................                    374
                                                                             --------


Total assets..................................................                429,878
                                                                             --------


LIABILITIES
Payables:
  Fund shares redeemed.........................................                 3,381

  Dividend Payable.............................................                     2

  Payable for investment advisory and management
    fees (Note 3)..............................................                   180

  Payable for distribution fees (Note 3).......................                    44

Accrued expenses...............................................                   136
                                                                             --------


Total liabilities..............................................                 3,743
                                                                             --------


Net assets.....................................................              $426,135
                                                                             ========


SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share; 426,135
  shares authorized; 426,135 shares outstanding............................  $426,135
                                                                             --------


Net assets.................................................................  $426,135
                                                                             ========



Class A
  Net asset value per share ($284,905 / 284,905 shares
    outstanding)...........................................................     $1.00
                                                                                =====
Class B
  Net asset value per share ($94,665 / 94,665 shares
    outstanding)...........................................................     $1.00
                                                                                =====
Class C
  Net asset value per share ($44,868 / 44,868 shares
    outstanding)...........................................................     $1.00
                                                                                =====
Class Y
  Net asset value per share ($1,697 / 1,697 shares
    outstanding)...........................................................     $1.00
                                                                                =====

  (a) See Note 2b of accompanying Notes of Financial Statements regarding valuation of securities.

  (b)  Also represents cost for federal income tax purposes.

  (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (d) Variable Rate Securities; the yield reported is the rate in effect as of April 30, 2003.

  (e) Securities sold within the terms of a private placement memorandum, exempt from registrations under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are deemed to be liquid. The aggregate value of these securities at April 30, 2003, was $33,999, which represents
       7.98% of total net assets.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD SHORT DURATION FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING     VALUE(B)
---------                                                       ----------   ---------
ASSET BACKED AND COMMERCIAL -- 3.2%
            MORTGAGE SECURITIES
            FINANCE -- 3.2%
$    100    Americredit Automobile Receivables Trust,
              Ser 2001-1 Class B................................ AA           $   102
              5.81%, 05/06/2006
     200    CS First Boston Mortgage Securities Corp., Ser
              2002-TFLA Class D................................. A                199
              2.71%, 11/18/2012(d)(f)
     150    Ford Credit Auto Owner Trust, Ser 2003-A Class C
              4.29%, 11/15/2007................................. BBB              152
      49    Green Tree Financial Corp., Ser 1995-9 Class A6
              7.30%, 01/15/2026................................. AAA               51
   2,762    LB-UBS Commercial Mortgage Trust PAC IO
              3.691%, 12/15/2036(e)(f).......................... AAA              195
      95    LB-UBS Commercial Mortgage Trust, Ser 2002-C7
              Class A1.......................................... AAA               97
              3.17%, 12/15/2026
     200    Merrill Lynch Mortgage Investors, Inc., Ser
              2000-FF1 Class M2................................. A                200
              2.33%, 03/01/2031(d)
      88    Morgan Stanley Dean Witter Capital I, Ser 2002-IQ2
              Class A1 4.09%, 12/15/2035........................ AA                92
     199    Morgan Stanley Dean Witter Capital I, Ser 2002-HQ
              Class A1 4.59%, 04/15/2034........................ AAA              206
     150    Soundview Home Equity Loan Trust, Inc., Ser 2000-1
              Class M1 8.64%, 05/25/2030........................ AA               161
     128    Wachovia Bank Commercial Mortgage Trust, Ser
              2002-C1 Class A1.................................. AAA              134
              4.54%, 04/15/2034                                               -------


            Total asset backed and commercial                                 $ 1,589
              mortgage securities                                             =======
              (cost $1,582)


CORPORATE BONDS
            INVESTMENT GRADE -- 64.0%
            BASIC MATERIALS -- 3.8%
     200    Dow Chemical
              7.00%, 08/15/2005...............................  A-                218
     100    Falconbridge Ltd.
              7.375%, 09/01/2005..............................  BBB-              108
     125    ICI North America
              8.875%, 11/15/2006..............................  BBB               144
     100    International Flavors & Fragrances, Inc.
              6.45%, 05/15/2006...............................  BBB+              109
     350    International Paper Co.
              8.125%, 07/08/2005..............................  BBB               392
     120    Lafarge North America
              6.375%, 07/15/2005..............................  BBB               129
     100    Pactiv Corp
              8.00%, 04/15/2007...............................  BBB               113
      50    Phelps Dodge Corp
              6.375%, 11/01/2004..............................  BBB-               51
      50    Potash Corp. of Saskatchewan, Inc.
              7.125%, 06/15/2007..............................  BBB+               57
     200    Temple-Inland, Inc.
              7.25%, 09/15/2004...............................  BBB               208
     300    Westvaco Corp
              8.40%, 06/01/2007...............................  BBB               349
                                                                              -------

                                                                                1,878
                                                                              -------
            CAPITAL GOODS -- 1.9%
$    100    Boeing Co.
              6.625%, 06/01/2005..............................  A+                108
     250    Ingersoll-Rand Co.
              6.25%, 05/15/2006...............................  BBB+              276
     200    International Game Technology
              7.875%, 05/15/2004..............................  BBB-              210
     300    Textron, Inc.
              6.625%, 11/15/2007..............................  A                 327
                                                                              -------
                                                                                  921
                                                                              -------

            CONSUMER CYCLICAL -- 6.3%
     125    Albertson's, Inc.
              6.55%, 08/01/2004...............................  BBB+              131
     250    American Stores Co.
              7.40%, 05/15/2005...............................  BBB+              275
     400    DaimlerChrysler NA Holdings Corp.
              7.75%, 06/15/2005...............................  BBB+              441
     300    Federated Department Stores, Inc.
              6.625%, 09/01/2008..............................  BBB+              334
      50    Hanson Overseas
              6.75%, 09/15/2005...............................  BBB+               54
      75    Jones Apparel Group, Inc.
              7.50%, 06/15/2004...............................  BBB                79
     150    Kroger Co.
              7.80%, 08/15/2007...............................  BBB-              172
     150    Kroger Co.
              8.15%, 07/15/2006...............................  BBB-              171
     370    Masco Corp.
              6.75%, 03/15/2006...............................  BBB+              411
     250    May Department Stores Co.
              5.95%, 11/01/2008...............................  A                 271
     100    May Department Stores Co.
              6.875%, 11/01/2005..............................  A                 110
     100    Mohawk Industries, Inc.
              6.50%, 04/15/2007...............................  BBB               111

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD SHORT DURATION FUND

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING     VALUE(B)
---------                                                       ----------   ---------
CORPORATE BONDS -- (CONTINUED)
            CONSUMER CYCLICAL -- (CONTINUED)
$    150    Newell Rubbermaid, Inc.
              6.00%, 03/15/2007...............................  BBB+          $   162
     100    Nine West Group, Inc., Ser B
              8.375%, 08/15/2005..............................  BBB               111
     200    PHH Corp.
              6.00%, 03/01/2008...............................  BBB+              210
     100    Safeway, Inc.
              3.80%, 08/15/2005...............................  BBB               102
                                                                              -------

                                                                                3,145
                                                                              -------

            CONSUMER STAPLES -- 2.5%
     250    ConAgra Foods, Inc.
              7.50%, 09/15/2005...............................  BBB+              278
      90    ConAgra Foods, Inc.
              9.875%, 11/15/2005..............................  BBB+              106
     300    Dial Corp.
              7.00%, 08/15/2006...............................  BBB-              331
     150    Ralcorp Holdings, Inc.
              8.75%, 09/15/2004...............................  BBB+              163
     150    Tyson Foods, Inc.
              6.625%, 10/17/2005..............................  BBB               157
     200    Weyerhaeuser Co.
              5.50%, 03/15/2005...............................  BBB               210
                                                                              -------
                                                                                1,245
                                                                              -------

            ENERGY -- 5.3%
     300    Anadarko Petroleum Corp.
              6.50%, 05/15/2005...............................  BBB+              323
     100    Baker Hughes, Inc.
              8.00%, 05/15/2004...............................  A-                106
      50    Consolidated Natural Gas Co.,
              Ser B 5.375%, 11/01/2006........................  BBB+               54
      75    Consumers Energy Co.
              6.25%, 09/15/2006...............................  BBB-               82
     250    Kerr-McGee Corp.
              5.375%, 04/15/2005..............................  BBB               263
     150    Louis Dreyfus Natural Gas Corp.
              6.875%, 12/01/2007..............................  BBB+              167
     150    Ocean Energy, Inc., Ser B 7.625%, 07/01/2005......  BBB-              167
     350    Repsol International Finance B.V.
              7.45%, 07/15/2005...............................  BBB               379
     300    Transocean, Inc.
              6.75%, 04/15/2005...............................  A-                325
      50    Ultramar Diamond Shamrock. Corp.,
              Ser A 8.00%, 03/15/2005.........................  BBB                54
     300    Union Oil Co. of California
              9.125%, 02/15/2006..............................  BBB+              350
     351    Valero Energy Corp.
              6.125%, 04/15/2007..............................  BBB               375
                                                                              -------
                                                                                2,645
                                                                              -------


            FINANCE -- 18.3%
     300    ACE INA Holdings Corp.
              8.30%, 08/15/2006...............................  BBB+              341
     256    Aetna, Inc.
              7.375%, 03/01/2006..............................  BBB               284
     130    American General Finance
              5.875%, 12/15/2005..............................  A+                140
     100    American General Finance
              5.91%, 06/12/2006...............................  A+                109
     230    Aon Corp.
              8.65%, 05/15/2005...............................  A-                254
     250    AvalonBay Communities, Inc.
              6.875%, 12/15/2007..............................  BBB+              278
     100    AXA Financial, Inc.
              9.00%, 12/15/2004...............................  A                 111
     100    Banca Commerciale Italiana
              8.25%, 07/15/2007...............................  BBB+              111
     150    Banesto Finance Ltd.
              7.50%, 03/25/2007...............................  A-                169
     200    BankAmerica Corp.
              6.75%, 09/15/2005...............................  A                 222
     290    BBV International Finance
              6.875%, 07/01/2005..............................  A+                316
     100    Bear Stearns Co., Inc.
              7.625%, 02/01/2005..............................  A                 110
     200    Bombardier Capital, Inc.
              7.50%, 08/15/2004(f)............................  BBB+              200
     250    Capital One Bank
              8.25%, 06/15/2005...............................  BBB-              271
      50    Cigna Corp.
              8.25%, 01/01/2007...............................  BBB+               57
     100    CIT Group, Inc.
              5.50%, 11/30/2007...............................  A                 106
     250    Countrywide Funding Corp.
              6.875%, 09/15/2005..............................  A                 275
     250    Credit Suisse First Bank USA, Inc.
              5.875%, 08/01/2006..............................  A+                273
      50    Enterprise Rent-a-Car USA Finance Co., Inc.
              7.50%, 06/15/2003(f)............................  BBB+               50
     300    Equifax, Inc.
              4.95%, 11/01/2007...............................  A-                313
     200    Equitable Life Assurance
              6.95%, 12/01/2005(f)............................  A                 223
     300    Equity Residential Properties Trust
              7.25%, 06/15/2005...............................  BBB+              328
     100    ERAC USA Finance Co.
              6.625%, 02/15/2005(f)...........................  BBB+              105
     225    ERAC USA Finance Co.
              8.25%, 05/01/2005(f)............................  BBB+              245
     250    Fleetboston Financial Corp.
              6.625%, 12/01/2005..............................  A-                274
     350    Ford Motor Credit Co.
              6.875%, 02/01/2006..............................  BBB               362

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING     VALUE(B)
---------                                                       ----------   ---------
CORPORATE BONDS -- (CONTINUED)
            FINANCE -- (CONTINUED)
$    100    Gables Realty L.P.
              6.80%, 03/15/2005...............................  BBB          $   107
     400    General Motors Acceptance Corp.
              7.50%, 07/15/2005...............................  BBB              428
     100    Goldman Sachs Group, Inc.
              7.50%, 01/28/2005...............................  A+               109
     100    Household Finance Corp.
              1.69%, 05/28/2004(d)............................  A                100
     150    Household Finance Corp.
              5.75%, 01/30/2007...............................  A                163
      50    Household Finance Corp.
              7.65%, 05/15/2007...............................  A                 57
     100    International Lease Finance. Corp.
              5.95%, 06/06/2005...............................  AA-              106
     150    J.P. Morgan Chase & Co.
              5.625%, 08/15/2006..............................  A+               164
     100    Key Bank NA
              7.125%, 08/15/2006..............................  A-               113
     150    Lehman Brothers Holdings
              8.75%, 03/15/2005...............................  A                168
     120    Lincoln National Corp.
              5.25%, 06/15/2007...............................  A-               126
     150    Merrill Lynch & Co., Inc.
              8.00%, 06/01/2007...............................  A+               174
     150    Morgan Stanley Dean Witter & Co.
              7.75%, 06/15/2005...............................  A+               168
     250    PNC Funding Corp.
              5.75%, 08/01/2006...............................  A-               272
     100    Prudential Insurance Co. of America
              6.375%, 07/23/2006(f)...........................  A+               110
     200    Salomon Smith Barney
              6.25%, 06/15/2005...............................  AA-              215
     200    Simon Property Group L.P.
              6.75%, 02/09/2004...............................  BBB              208
     150    Simon Property Group L.P.
              7.125%, 09/20/2007..............................  BBB              168
     235    St. Paul Companies, Inc.
              7.875%, 04/15/2005..............................  BBB+             257
     150    Tyco Capital Corp.
              7.625%, 08/16/2005..............................  A                164
     150    Wellpoint Health Networks, Inc.
              6.375%, 06/15/2006..............................  A-               166
                                                                             -------
                                                                               9,070
                                                                             -------

            HEALTH CARE -- 1.8%
$    200    Boston Scientific
              6.625%, 03/15/2005..............................  A-               213
     300    Quest Diagnostics, Inc.
              6.75%, 07/12/2006...............................  BBB-             332
     200    Tenet Healthcare Corp.
              5.00%, 07/01/2007...............................  BBB-             190
     150    Wyeth
              7.90%, 02/15/2005...............................  A                165
                                                                             -------
                                                                                 900
                                                                             -------

            SERVICES -- 8.5%
     195    ARAMARK Services, Inc.
              8.15%, 05/01/2005...............................  BBB-             210
     250    Belo Corp.
              7.125%, 06/01/2007..............................  BBB-             278
     300    Clear Channel Communications, Inc.
              7.875%, 06/15/05................................  BBB-             331
     289    Comcast Cable Communications, Inc.
              6.375%, 01/30/2003..............................  BBB              313
     250    Electronic Data Systems Corp.
              6.85%, 10/15/2004...............................  A-               261
     300    Harrahs Operating Co., Inc.
              7.125%, 06/01/2007..............................  BBB-             329
     205    Hyatt Equities LLC
              6.875%, 06/15/2007(f)...........................  BBB              207
     150    Marriott International, Inc., Ser B 6.875%,
              11/15/2005......................................  BBB+             162
     300    News America, Inc.
              6.625%, 01/09/2008..............................  BBB-             331
     200    Scholastic Corp.
              5.75%, 01/15/2007...............................  BBB              215
     100    Scholastic Corp.
              7.00%, 12/15/2003...............................  BBB              103
      80    Sun Microsystems, Inc.
              7.35%, 08/15/2004...............................  BBB               84
     200    Sun Microsystems, Inc.
              7.50%, 08/15/2006...............................  BBB              221
     100    TCI Communications, Inc.
              6.875%, 02/15/2006..............................  BBB              110
     200    Turner Broadcasting
              7.40%, 02/01/2004...............................  BBB+             205
     245    USA Networks, Inc.
              6.75%, 11/15/2005...............................  BBB-             259
     300    Walt Disney Co.
              7.30%, 02/08/2005...............................  BBB+             324
     250    WMX Technologies
              7.00%, 10/15/2006...............................  BBB              278
                                                                             -------
                                                                               4,221
                                                                             -------

            TECHNOLOGY -- 9.4%
     300    AT&T Corp.
              7.00%, 11/15/2006...............................  BBB+             322
     100    AT&T Wireless Services, Inc.
              6.875%, 04/18/2005..............................  BBB              108
     250    AT&T Wireless Services, Inc.
              7.50%, 05/01/2007...............................  BBB              282
     350    British Telecommunications plc.
              7.625%, 12/15/2005..............................  A-               397

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD SHORT DURATION FUND

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING     VALUE(B)
---------                                                       ----------   ---------
CORPORATE BONDS -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
$    145    Compaq Computer Corp.
              7.65%, 08/01/2005...............................  A-            $   161
     290    Cox Communications, Inc.
              7.75%, 08/15/2006...............................  BBB               330
     410    Deutsche Telekom International Finance B.V.
              8.25%, 06/15/2005...............................  BBB+              456
     350    France Telecom S.A.
              8.70%, 03/01/2006...............................  BBB-              398
     162    Hewlett-Packard Co.
              7.15%, 06/15/2005...............................  A-                178
     200    Lockheed Martin Corp.
              7.25%, 05/15/2006...............................  BBB               226
     275    Maytag Corp.
              6.875%, 03/31/2006..............................  BBB+              304
     250    Motorola, Inc.
              6.75%, 02/91/2006...............................  BBB               269
     150    Pepco Holdings, Inc.
              3.75%, 02/15/2006...............................  Baa1              154
     350    Raytheon Co.
              8.20%, 03/01/2006...............................  BBB-              402
     300    Sprint Capital Corp.
              7.90%, 03/15/2005...............................  BBB-              318
     150    Time Warner, Inc.
              8.11%, 08/15/2006...............................  BBB+              167
      75    Verizon Wireless Capital
              5.375%, 12/15/2006..............................  A+                 81
      75    Vodafone Group plc
              7.625%, 02/15/2005..............................  A                  82
                                                                              -------

                                                                                4,635
                                                                              -------

            TRANSPORTATION -- 1.9%
     325    CSX Corp.
              9.00%, 08/15/2006...............................  BBB               387
     350    TTX Co.
              3.875%, 03/01/2008(f)...........................  A+                347
     200    Union Pacific Corp.
              7.60%, 05/01/2005...............................  BBB               220
                                                                              -------

                                                                                  954
                                                                              -------

            UTILITIES -- 4.3%
      50    Appalachian Power Co.
              2.04%, 08/20/2003(d)............................  BBB                50
     340    Appalachian Power Co.,
              4.80% Ser E, 06/13/2005.........................  BBB               354
      50    Baltimore Gas & Electric Co., Inc.
              6.625%, 03/15/2008..............................  A                  57
     322    Commonwealth Edison Co.
              6.40%, 10/15/2005...............................  BBB+              348
     200    DTE Energy Co.
              6.00%, 06/01/2004...............................  BBB               209
     250    FPL Group Capital, Inc.
              3.25%, 04/11/2006...............................  A-                253
     140    Niagara Mohawk Power Corp.
              9.75% due 11/01/2005............................  A+                163
     255    Tampa Electric Co.
              5.375%, 08/15/2007..............................  BBB               273
     120    Texas Eastern Transmission
              5.25%, 07/15/2007...............................  A-                126
     300    TXU Electric Co.
              6.25%, 10/01/2004...............................  BBB               314
                                                                              -------

                                                                                2,147
                                                                              -------

            Total corporate bonds: investment grade (cost
              $31,257)........................................                $31,761
                                                                              =======

U.S. GOVERNMENT SECURITIES -- 30.3%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 8.9%
$    500    5.75% 2024........................................                    519
   2,000    6.00% 2026 -- 2028................................                  2,082
     427    6.00% 2032........................................                    445
     790    6.50% 2017........................................                    834
     500    6.50% 2030........................................                    525
                                                                              -------
                                                                                4,405
                                                                              -------

            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 7.0%
   1,700    6.00% 2026 -- 2027................................                  1,764
     950    6.00% 2032........................................                    990
     700    6.50% 2032........................................                    731
                                                                              -------
                                                                                3,485
                                                                              -------

            GOVERNMENT NATIONAL MORTGAGE -- 1.9%
     875    7.00% 2032........................................                    928
                                                                              -------

            U.S. TREASURY SECURITIES -- 12.5%
   4,690    3.375% 2007(g)....................................                  5,904
     280    3.50% 2006........................................                    292
                                                                              -------
                                                                                6,196
                                                                              -------
            Total U.S. government securities (cost $15,017)                   $15,014
                                                                              =======
            Total long-term investments ......................
              (cost $47,856)                                                  $48,364
                                                                              =======

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                                     MARKET
 AMOUNT                                                                      VALUE(B)
---------                                                                    ---------
SHORT-TERM INVESTMENTS -- 0.6%
            FINANCE -- 0.6%
$    296    Joint Repurchase Agreement,.......................
              1.25%, 05/01/2003 (Note 2f)                                     $   296
                                                                              -------

            Total short-term investments .....................
              (cost $296)                                                     $   296
                                                                              =======

            Total investments in securities (cost $48,152)(a)                 $48,660
                                                                              =======

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value...........................               $ 48,660
Receivables:
  Investment securities sold..................................                    257
  Fund shares sold............................................                    842
  Dividends and interest......................................                    664
Other assets..................................................                     46
                                                                             --------

Total assets..................................................                 50,469
                                                                             --------

LIABILITIES
Payables:
  Investment securities purchased.............................                    799
  Fund shares redeemed........................................                     63
  Payable for investment advisory and management
    fees (Note 3).............................................                     21
  Payable for distribution fees (Note 3)......................                      6
Accrued expenses..............................................                      3
                                                                             --------

Total liabilities.............................................                    892
                                                                             --------

Net assets....................................................               $ 49,577
                                                                             ========

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share; 300,000
  shares authorized; 4,871 shares outstanding                                 $49,093
Accumulated undistributed net investment income...............                     10
Accumulated net realized loss on investments and
  foreign currency transactions                                                   (34)
Unrealized appreciation of investments in securities
  and the translations of assets and liabilities
  denominated foreign currency                                                    508
                                                                              -------

Net assets....................................................                $49,577
                                                                              =======

Class A
  Net asset value per share ($21,637 / 2,126 shares
    outstanding)..............................................                $10.18
                                                                              ------
  Maximum offering price per share ($10.18 / 97.0%)...........                $10.49
                                                                              ======
Class B
  Net asset value per share ($7,457 / 733 shares
    outstanding)..............................................                $10.18
                                                                              ======
Class C
  Net asset value per share ($20,483 / 2,012 shares
    outstanding)..............................................                $10.18
                                                                              ======

  (a) At April 30, 2003, the cost of securities for federal income tax purposes is $48,152 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation..........................                          $589
     Unrealized depreciation..........................                           (81)
                                                                                ----
     Net unrealized appreciation......................                          $508
                                                                                ====

  (b) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.87% of total net asset as of April 30, 2003.

  (d) Variable rate securities; the yield reported is the rate in effect as of April 30, 2003.

  (e) The interest rate disclosed for interest only strips represents the effective yield at April 30, 2003, based upon the estimated timing and amount of future cash flows.

  (f) Securities sold within the terms of a private placement memorandum, exempt form registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2003, was $1,880, which represents
       3.79% of total net assets.

  (g) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

   @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD SMALL COMPANY FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- 95.7%
            BASIC MATERIALS -- 0.7%
     46     Jarden Corp.(a)...................................  $  1,369
                                                                --------

            CAPITAL GOODS -- 5.3%
    116     DALSA Corp.(a)....................................     1,392
     34     Leapfrog Enterprises, Inc.(a)+....................       918
    130     Pall Corp. (with rights)..........................     2,744
    129     Rudolph Technologies, Inc.(a).....................     1,953
    436     Scientific Games Corp.(a).........................     2,844
                                                                --------

                                                                   9,851
                                                                --------

            CONSUMER CYCLICAL -- 11.6%
    819     American Tower Corp. Class A(a)...................     5,438
     79     Blue Rhino Corp.(a)+..............................     1,065
    222     Burberry Group plc................................       929
     35     ESCO Technologies, Inc.(a)........................     1,353
    319     Hollywood Entertainment Corp.(a)..................     5,669
    237     Lexar Media, Inc.(a)..............................     1,149
     55     Pacific Sunwear of California, Inc.(a)............     1,258
     39     Panera Bread Co. Class A(a).......................     1,321
     62     Quicksilver, Inc.(a)..............................     2,014
     81     Steven Madden Ltd. (with rights)(a)...............     1,431
                                                                --------

                                                                  21,627
                                                                --------

            CONSUMER STAPLES -- 3.5%
    106     Bunge Ltd. .......................................     2,957
    130     Peet's Coffee & Tea, Inc.(a)......................     2,217
     66     Smithfield Foods, Inc.(a).........................     1,296
                                                                --------

                                                                   6,470
                                                                --------

            ENERGY -- 2.8%
    202     Chesapeake Energy Corp. (with rights).............     1,625
     53     Patina Oil & Gas Corp. (with rights)..............     1,836
     91     XTO Energy, Inc. (with rights)....................     1,774
                                                                --------

                                                                   5,235
                                                                --------

            FINANCE AND INSURANCE -- 12.4%
     32     AMERIGROUP Corp.(a)...............................       923
     87     Arch Capital Group Ltd.(a)........................     3,036
     74     Brown & Brown, Inc. (with rights).................     2,643
    120     First Niagara Financial Group, Inc. ..............     1,455
     54     FNB Corp. ........................................     1,640
    456     HealthExtras, Inc.(a).............................     2,031
     99     Investment Technology Group, Inc.(a)..............     1,414
     46     IPC Holdings Ltd. ................................     1,563
    107     iShares Russell 2000 Growth Index Fund............     4,526
     60     Platinum Underwriters Holdings Ltd. ..............     1,579
    316     Providian Financial Corp. (with rights)(a)........     2,325
                                                                --------
                                                                  23,135
                                                                --------

            HEALTH CARE -- 23.4%
    212     Abgenix, Inc. (with rights)(a)....................     2,014
     97     AmSurg Corp. (with rights)(a).....................     2,515
    120     Andrx Group(a)....................................     1,938
    278     Array BioPharma, Inc. (with rights)(a)............       629
     94     AtheroGenics, Inc. (with rights)(a)...............       851
     40     Coventry Health Care, Inc. (with rights)(a).......     1,620
     82     CV Therapeutics, Inc. (with rights)(a)............     1,646
     64     Digene Corp.(a)...................................     1,219
     89     Edwards Lifesciences Corp.(a).....................     2,567
     66     Eon Labs, Inc.(a).................................     2,007
     64     eResearch Technology, Inc.(a)+....................     1,910
    180     Human Genome Sciences, Inc.
              (with rights)(a)................................     2,108
     89     Medicines Co.(a)..................................     1,823
    188     Millennium Pharmaceuticals, Inc.
              (with rights)(a)................................     2,072
    127     NPS Pharmaceuticals, Inc.(a)......................     2,424
    217     Option Care, Inc.(a)..............................     2,026
     71     Orthofix International N.V.(a)....................     2,005
     66     OSI Pharmaceuticals, Inc. (with rights)(a)........     1,376
     36     Osteotech, Inc.(a)................................       375
     69     Pharmaceutical Product Development, Inc.(a).......     1,803
    220     Quintiles Transnational Corp.
              (with rights)(a)................................     3,097
    126     SangStat Medical Corp.(a).........................     1,586
     47     STERIS Corp.(a)...................................     1,058
    138     Thoratec Corp.(a).................................     1,895
     79     Vertex Pharmaceuticals, Inc.(a)...................       958
                                                                --------
                                                                  43,522
                                                                --------

            SERVICES -- 11.8%
    220     Administaff, Inc.(a)+.............................     1,405
    140     AMC Entertainment, Inc.(a)........................     1,344
     95     Business Objects S.A. ADR(a)......................     2,065
     42     Career Education Corp. (with rights)(a)...........     2,519
    108     CheckFree Corp.(a)+...............................     2,983
    123     Cumulus Media, Inc. Class A(a)....................     2,128
     34     Education Management Corp.(a).....................     1,675
     40     GTECH Holdings Corp.(a)...........................     1,330
    177     McDATA Corp. (with rights)(a).....................     1,872
     31     Portfolio Recovery Associate(a)+..................       846
    104     VCA Antech, Inc.(a)...............................     1,741
    126     Wynn Resorts Ltd.(a)..............................     2,120
                                                                --------
                                                                  22,028
                                                                --------

            TECHNOLOGY -- 20.7%
    763     Actuate Corp.(a)..................................     1,388
    522     ASE Test Ltd. ADR(a)..............................     1,796
     70     Cognos, Inc.(a)...................................     1,906
    441     Crown Castle International Corp.(a)...............     2,807
     94     DSP Group, Inc.(a)................................     1,969
    122     Exar Corp.(a).....................................     1,795
    166     Fairchild Semiconductor Corp. Class A(a)..........     1,965
    108     Hyperion Solutions Corp. (with rights)(a).........     3,047
     45     Innovex, Inc.(a)..................................       385
    203     MEMC Electronic Materials, Inc.(a)................     2,402
    153     Microsemi Corp.(a)................................     1,798
     85     Nam Tai Electronics, Inc. ........................     2,295
    152     OraSure Technologies, Inc. (with rights)(a).......       971
    288     Pericom Semiconductor Corp.(a)....................     2,444
    630     Red Hat, Inc.(a)..................................     3,777

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
    108     Semtech Corp.(a)..................................  $  1,717
    153     Therasense, Inc.(a)...............................     1,206
    270     VeriSign, Inc. (with rights)(a)...................     3,351
    165     Western Digital Corp. (with rights)(a)............     1,543
                                                                --------

                                                                  38,562
                                                                --------

            TRANSPORTATION -- 3.5%
     81     CNF, Inc. ........................................     2,456
     41     JetBlue Airways Corp.(a)..........................     1,287
    104     Yellow Corp.(a)...................................     2,775
                                                                --------

                                                                   6,518
                                                                --------

            Total common stock ...............................
              (cost $172,183)                                   $178,317
                                                                ========
PRINCIPAL
AMOUNT
---------
SHORT-TERM INVESTMENTS -- 8.7%
            COLLATERAL FOR SECURITIES LENDING -- 3.5%
 $6,470     Boston Global Investment Trust....................     6,470

            FINANCE -- 5.2%
  9,774     Joint Repurchase Agreement,
              1.27%, 05/01/2003 (Note 2f).....................     9,774
                                                                --------

            Total short-term investments
              (cost $16,244)..................................  $ 16,244
                                                                ========

            Total investments in securities
              (cost $188,427)(b)..............................  $194,561
                                                                ========


STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value..........................   $194,561
Cash.........................................................      1,243
Unrealized appreciation in forward foreign currency
  contracts..................................................          3
Receivables:
  Investment securities sold.................................      2,917
  Fund shares sold...........................................        271
  Dividends and interest.....................................         18
Other assets.................................................        120
                                                                --------

Total assets.................................................    199,133
                                                                --------

LIABILITIES
Payables:
  Payable upon return of securities loaned (Note 2)..........      6,470
  Investment securities purchased............................      5,891
  Fund shares redeemed.......................................        209
  Payable for investment advisory and management fees
    (Note 3).................................................        123
  Payable for distribution fees (Note 3).....................         20
Accrued expenses.............................................         93
                                                                --------

Total liabilities............................................     12,806
                                                                --------

Net assets...................................................   $186,327
                                                                ========


SUMMARY OF SHAREHOLDERS' EQUITY
Capital stock, par value $0.001 per share; 300,000
  shares authorized; 18,113 shares outstanding...............  $ 323,899
Accumulated undistributed net investment loss................     (1,243)
Accumulated net realized loss on investments and
  foreign currency transactions..............................   (142,463)
Unrealized appreciation of investments in securities
  and the translations of assets and liabilities
  denominated in foreign currency............................      6,134
                                                               ---------

Net assets...................................................  $ 186,327
                                                               =========


Class A
  Net asset value per share ($97,349 / 9,273 shares
    outstanding)........................................          $10.50
                                                                  ------
  Maximum offering price per share ($10.50 / 94.5%).....          $11.11
                                                                  ======
Class B
  Net asset value per share ($41,288 / 4,142 shares
    outstanding)........................................          $ 9.97
                                                                  ======
Class C
  Net asset value per share ($37,886 / 3,797 shares
    outstanding)........................................          $ 9.98
                                                                  ------
  Maximum offering price per share ($9.98 / 99.0%)......          $10.08
                                                                  ======
Class Y
  Net asset value per share ($9,804 / 901 shares
    outstanding)........................................          $10.88
                                                                  ======

  (a)  Presently non-income producing.

  (b) At April 30, 2003, the cost of securities for federal income tax purposes is $191,972 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation...........................           $ 19,285



   Unrealized depreciation...........................            (16,696)



                                                                --------



   Net unrealized appreciation.......................           $  2,589
                                                                ========

  (c) See Note 2b of accompanying Notes of Financial Statements regarding valuation of securities.
  (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.65% of total net assets as of April 30, 2003.
    + Security is fully or partially on loan as of April 30, 2003. See Note 2d of accompanying Notes to Financial Statements.
   @@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT APRIL 30, 2003

                                                                                      UNREALIZED
                                                  CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                  MARKET VALUE          AMOUNT            DATE           (DEPRECIATION)
-----------                  ------------         --------         --------         --------------
British Pounds (Buy)             $362               $360           5/1/2003               $2
British Pounds (Buy)              277                276           5/2/2003                1
British Pounds (Buy)              300                300           5/6/2003               @@
                                                                                          --
                                                                                          $3
                                                                                          ==

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD SMALLCAP GROWTH FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- 98.1%
            BASIC MATERIALS -- 3.5%
     31     Cabot Microelectronics Corp.(a)+..................  $  1,318
     40     Cambrex Corp. ....................................       694
     23     Intermagnetics General Corp.(a)...................       453
     14     Minerals Technologies, Inc. ......................       620
     24     Precision Castparts Corp. ........................       656
     17     Schweitzer-Mauduit International, Inc. ...........       364
     35     Shaw Group, Inc. (with rights)(a)+................       411
                                                                --------

                                                                   4,516
                                                                --------

            CAPITAL GOODS -- 5.7%
     16     Albany International Corp. Class A................       380
     72     Armor Holdings, Inc.(a)...........................       870
     57     Callaway Golf Co. ................................       796
     20     DuPont Photomasks, Inc. (with rights)(a)..........       377
     44     Engineered Support Systems, Inc. .................     1,521
     23     Graco, Inc. (with rights).........................       700
     77     Mattson Technology, Inc.(a).......................       257
     24     Moog, Inc. Class A(a).............................       757
     97     Nautilus Group, Inc.+.............................     1,232
     57     Zygo Corp.(a).....................................       427
                                                                --------

                                                                   7,317
                                                                --------

            CONSUMER CYCLICAL -- 9.5%
     25     AFC Enterprises, Inc.(a)..........................       398
     13     CEC Entertainment, Inc.(a)........................       394
     50     Chico's FAS, Inc.(a)+.............................     1,205
     18     Granite Construction, Inc. .......................       296
     14     Guitar Center, Inc.(a)............................       322
     59     Hollywood Entertainment Corp.(a)..................     1,044
     24     Hot Topic, Inc.(a)................................       597
    696     i2 Technologies, Inc. (with rights)(a)(f).........       243
     53     J. Jill Group, Inc.(a)............................       759
    156     Lexar Media, Inc.(a)..............................       757
     14     Overture Services, Inc. (with rights)(a)..........       150
     59     Pacific Sunwear of California, Inc.(a)............     1,342
     44     PolyMedica Corp.+.................................     1,635
     19     RARE Hospitality International, Inc.(a)...........       539
     14     Sonic Corp.(a)....................................       389
     96     Too, Inc. (with rights)(a)........................     1,785
     69     Tweeter Home Entertainment Group, Inc.(a).........       400
                                                                --------

                                                                  12,255
                                                                --------

            CONSUMER STAPLES -- 2.5%
     58     Constellation Brands, Inc. Class A(a).............     1,560
     52     Hain Celestial Group, Inc.(a).....................       905
     37     Sensient Technologies Corp. ......................       813

                                                                --------
                                                                   3,278
                                                                --------

            ENERGY -- 4.6%
     39     Cabot Oil & Gas Corp. ............................       965
     43     Cal Dive International, Inc.(a)...................       688
    103     Chesapeake Energy Corp. (with rights).............       829
     85     Frontier Oil Corp. ...............................     1,445
     28     Patina Oil & Gas Corp. (with rights)..............       977
     27     Southwestern Energy Co.(a)........................       353
     36     Unit Corp.(a).....................................       696
                                                                --------
                                                                   5,953
                                                                --------

            FINANCE AND INSURANCE -- 15.5%
     22     American Capital Strategies Ltd.+.................       543
     43     AMERIGROUP Corp.(a)...............................     1,249
     37     Arden Realty, Inc. (REIT).........................       882
     37     Brookline Bancorp, Inc. ..........................       492
     23     Camden Property Trust (REIT)......................       786
     41     Chelsea Property Group, Inc. (REIT)...............     1,614
     81     Clark/Bardes, Inc.(a).............................       944
     28     Downey Financial Corp. ...........................     1,207
     19     Financial Federal Corp.(a)........................       414
     25     First BanCorp Puerto Rico.........................       766
      9     FNB Corp. ........................................       261
     18     Hancock Holding Co. ..............................       824
     26     Hanmi Financial Corp. ............................       426
    109     Investment Technology Group, Inc.. (with
              rights)(a)                                           1,555
      6     Jefferies Group, Inc. ............................       241
    139     Metris Companies, Inc.+...........................       503
     95     NetBank, Inc. (with rights).......................       951
      3     Old Second Bancorp, Inc. .........................       131
      9     Pacific Northwest Bancorp.........................       245
     10     Peoples Bancorp, Inc. ............................       226
     27     People's Bank.....................................       711
     29     PS Business Parks, Inc. ..........................       899
     63     Reinsurance Group of America, Inc. ...............     1,793
     10     S&T Bancorp, Inc. ................................       281
     21     Staten Island Bancorp, Inc. ......................       353
     19     Sun Communities, Inc. (REIT)......................       748
      8     Texas Regional Bancshares, Inc. Class A...........       304
     12     WFS Financial, Inc.(a)............................       273
     13     Whitney Holding Corp. ............................       429
                                                                --------
                                                                  20,051
                                                                --------

            HEALTH CARE -- 15.8%
     66     Abgenix, Inc. (with rights)(a)....................       624
     40     Amylin Pharmaceuticals, Inc.(a)...................       774
      7     Arrow International, Inc. ........................       316
    184     Ciphergen Biosystems, Inc.(a).....................       900
     35     CONMED Corp.(a)...................................       608
     56     Coventry Health Care, Inc. (with rights)(a).......     2,278
     55     CV Therapeutics, Inc. (with rights)(a)............     1,107
    113     Gene Logic, Inc.(a)...............................       746
    165     Genzyme Corp. -- Genzyme Biosurgery. Division(a)         324
    157     Genzyme Molecular Oncology(a).....................       316
     84     Guilford Pharmaceuticals, Inc.(a).................       409
     35     ILEX Oncology, Inc. (with rights)(a)..............       462
    293     Incyte Corp.(a)...................................     1,011
     25     Invacare Corp. ...................................       783
     14     Kos Pharmaceuticals, Inc.(a)+.....................       275
      7     Neurocrine Biosciences, Inc.(a)...................       326
     33     Neurogen Corp.(a).................................       126
     49     NPS Pharmaceuticals, Inc.(a)......................       930
     75     Nu Skin Enterprises, Inc. ........................       679
     39     OSI Pharmaceuticals, Inc. (with rights)(a)........       821
     67     Perrigo Co. ......................................     1,035
     68     Pharmacopeia, Inc.(a).............................       606
     53     Regeneron Pharmaceutical, Inc.(a).................       337
     39     Respironics, Inc.(a)..............................     1,483
     76     SangStat Medical Corp.(a).........................       963
    250     Sequenom, Inc. (with rights)(a)...................       504

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            HEALTH CARE -- (CONTINUED)
     75     Vertex Pharmaceuticals, Inc.(a)...................  $    909
     44     Viasys Healthcare, Inc. (with rights)(a)..........       708
                                                                --------

                                                                  20,360
                                                                --------

            SERVICES -- 17.0%
     11     Advisory Board Co.(a).............................       417
     16     ADVO, Inc.(a).....................................       645
     22     Argosy Gaming Co.(a)..............................       454
     40     Beasley Broadcast Group, Inc. Class A(a)..........       449
     22     Black Box Corp. ..................................       686
     63     Catalina Marketing Corp.(a).......................     1,123
     28     Coinstar, Inc.(a).................................       512
    167     Dendrite International, Inc.(a)...................     1,707
     46     Embarcadero Technologies, Inc.(a).................       316
    105     Exelixis, Inc.(a).................................       892
     63     Foundry Networks, Inc.(a).........................       688
    177     Gartner, Inc. Class A(a)..........................     1,406
    223     Hollywood Media Corp.(a)..........................       185
    101     IDX Systems Corp.(a)..............................     1,482
     30     ITT Educational Services, Inc.(a).................       882
     39     MAXIMUS, Inc.(a)..................................       950
    115     Mentor Graphics Corp. (with rights)(a)............     1,195
     47     Molecular Devices Corp. (with rights)(a)..........       592
     40     PracticeWorks, Inc. (with rights)(a)..............       470
    104     PRG-Schultz International, Inc.(a)................       665
    130     Radiant Systems, Inc.(a)..........................       824
     26     Resources Connection, Inc.(a).....................       562
    131     Right Management Consultants, Inc.(a).............     1,643
     20     Stratos Lightwave, Inc. (with rights)(a)..........        75
    392     UnitedGlobalCom, Inc. Class A(a)+.................     1,508
     29     Viad Corp. .......................................       581
     49     Watson Wyatt & Co. Holdings, Inc.(a)..............       992
                                                                --------

                                                                  21,901
                                                                --------

            TECHNOLOGY -- 20.6%
     60     Actel Corp.(a)....................................     1,181
     45     Activision, Inc.(a)...............................       690
    212     Actuate Corp.(a)..................................       385
     25     AMETEK, Inc. .....................................       943
     21     Benchmark Electronics, Inc. (with rights)(a)......       555
    130     Cirrus Logic, Inc.(a).............................       353
     41     CSG Systems International, Inc.(a)................       436
     27     CTS Corp. ........................................       223
     12     Cymer, Inc.(a)....................................       340
     35     Electronics for Imaging, Inc.(a)..................       674
     29     Emulex Corp.(a)...................................       592
     86     ESS Technology, Inc.(a)...........................       594
     31     Esterline Technologies Corp.(a)...................       548
     44     Exar Corp.(a).....................................       646
     30     Fairchild Semiconductor Corp. Class A(a)..........       355
     60     FileNET Corp.(a)..................................       920
     64     Fisher Scientific International, Inc.(a)..........     1,832
     21     FLIR Systems, Inc.(a).............................     1,099
    121     General Communication, Inc. Class A(a)............       746
     54     Genesis Microchip, Inc.(a)+.......................       921
     24     IDT Corp.(a)......................................       347
     38     Intrado, Inc.(a)..................................       391
     18     InVision Technologies, Inc.(a)+...................       418
     29     Kronos, Inc.(a)...................................     1,332
    151     Manufacturers' Services Ltd.(a)...................       581
    218     Maxtor Corp.(a)...................................     1,196
     35     Methode Electronics, Inc. ........................       369
    333     MRV Communications, Inc.(a).......................       459
     11     NetFlix Inc.(a)+..................................       245
     97     Powerwave Technologies, Inc. (with rights)(a).....       389
     59     Rayovac Corp.(a)..................................       618
     16     Roper Industries, Inc. ...........................       492
     73     Roxio, Inc (with rights)(a).......................       384
     97     Silicon Storage Technology, Inc.(a)...............       306
     14     Take-Two Interactive Software, Inc.(a)............       308
     65     Tekelec(a)........................................       702
    144     TeleCommunication Systems, Inc. Class A(a)........       271
    220     Therma-Wave, Inc.(a)..............................       115
    294     Trizetto Group, Inc. (with rights)(a).............     1,586
     36     Varian, Inc. (with rights)(a).....................     1,138
    274     Visual Networks, Inc.(a)..........................       338
     59     Western Digital Corp. (with rights)(a)............       552
                                                                --------

                                                                  26,570
                                                                --------

            TRANSPORTATION -- 3.4%
     62     AirTran Holdings, Inc.(a).........................       488
     67     EGL, Inc.(a)......................................     1,081
     10     Polaris Industries, Inc. (with rights)+...........       502
     12     SCS Transportation, Inc.(a).......................       147
     21     USFreightways Corp. ..............................       584
     27     Werner Enterprises, Inc. .........................       599
     39     Yellow Corp.(a)...................................     1,050
                                                                --------

                                                                   4,451
                                                                --------

            Total common stock
              (cost $146,975).................................  $126,652
                                                                ========


PRINCIPAL
 AMOUNT
---------
SHORT-TERM INVESTMENTS -- 10.1%
            COLLATERAL FOR SECURITIES LENDING -- 8.3%
 $ 4,656    Evergreen Cash Management Money Market Fund.......  $  4,656
   6,090    Evergreen Institutional Money Market Fund.........     6,090
                                                                --------
                                                                  10,746
                                                                --------

            FINANCE -- 1.8%
   1,843    Joint Repurchase Agreement,
              1.27%, 05/01/2003 (Note 2f).....................     1,843
     450    US Treasury Bill,
              1.13%, 07/10/2003(e)............................       449
                                                                --------
                                                                   2,292
                                                                --------
            Total short-term investments
              (cost $13,038)..................................  $ 13,038
                                                                ========
            Total investments in securities
              (cost $160,013)(b)..............................  $139,690
                                                                ========

 THE HARTFORD SMALLCAP GROWTH FUND

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value.................  $139,690
Receivables:
  Investment securities sold........................       756
  Fund shares sold..................................       139
  Dividends and interest............................        28
Other assets........................................       100
                                                      --------

Total assets........................................   140,713
                                                      --------

LIABILITIES
Payables:
  Payable upon return of securities loaned (Note
    2)..............................................    10,746
  Investment securities purchased...................       409
  Fund shares redeemed..............................       264
  Payable for investment advisory and management
    fees (Note 3)...................................        97
  Payable for distribution fees (Note 3)............        15
Accrued expenses....................................        33
                                                      --------

Total liabilities...................................    11,564
                                                      --------

Net assets..........................................  $129,149
                                                      ========


SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share; 100,000
  shares authorized; 8,135 shares outstanding......    $244,045
Accumulated undistributed net investment loss......       (566)
Accumulated net realized loss on investments.......    (94,110)
Unrealized depreciation of investments in
  securities.......................................    (20,220)
                                                      --------

Net assets.........................................   $129,149
                                                      ========


Class A
  Net asset value per share ($6,167 / 379 shares
    outstanding)......................................  $16.30
                                                        ------
  Maximum offering price per share ($16.30 / 94.5%)...  $17.25
                                                        ======
Class B
  Net asset value per share ($2,426 / 162 shares
    outstanding)......................................  $14.98
                                                        ======
Class C
  Net asset value per share ($2,057 / 137 shares
    outstanding)......................................  $14.97
                                                        ------
  Maximum offering price per share ($14.97 / 99.0%)...  $15.12
                                                        ======
Class H
  Net asset value per share ($15,851 / 1,057 shares
    outstanding)......................................  $14.99
                                                        ======
Class L
  Net asset value per share ($84,651 / 5,198 shares
    outstanding)......................................  $16.28
                                                        ------
  Maximum offering price per share ($16.28 /95.25%)...  $17.09
                                                        ======

Class M
  Net asset value per share ($13,564 / 906 shares
    outstanding)...................................   $14.98
                                                      ======
Class N
  Net asset value per share ($4,432 / 296 shares
    outstanding)...................................   $14.99
                                                      ======
Class Y
  Net asset value per share ($1 / @@ shares
    outstanding)...................................   $16.36
                                                      ======

  (a)  Presently non-income producing.

  (b) At April 30, 2003, the cost of securities for federal income tax purposes is $160,755 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation........................  $ 11,426
   Unrealized depreciation........................   (32,491)
                                                    --------
   Net unrealized depreciation....................  $(21,065)
                                                    ========

  (c) See Note 2b of accompanying Notes of Financial Statements regarding valuation of securities.

  (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (e)  Security pledged as initial margin deposit for 5 open Russell 2000 Index
       June 2003 Futures contracts. As of April 30, 2003, these contracts had a value of $997 with unrealized appreciation of $103.

  (f) Securities issued within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". This investment has been identified by portfolio management as an illiquid security:

   PERIOD                                           COST
   ACQUIRED    SHARES/PAR         SECURITY          BASIS
   --------    ----------         --------          -----
   2002-2003      696       i2 Technologies, Inc.   $843

       The aggregate value of this security at April 30, 2003, was $243, which represents .19% of total net assets.
+ Security is fully or partially on loan as of April 30, 2003. See Note 2d of accompanying Notes to Financial Statements.
@@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

 THE HARTFORD STOCK FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE(C)
---------                                                       ----------
COMMON STOCK -- 98.8%
            BASIC MATERIALS -- 6.3%
     807    Alcoa, Inc. ......................................  $   18,509
     543    Dow Chemical Co. .................................      17,724
     211    DuPont (E.I.) de Nemours & Co. ...................       8,965
     578    Gillette Co. (with rights)........................      17,591
     437    International Paper Co. ..........................      15,605
     360    Kimberly-Clark Corp. .............................      17,897
                                                                ----------

                                                                    96,291
                                                                ----------

            CAPITAL GOODS -- 3.0%
     102    Boeing Co. .......................................       2,771
     237    Illinois Tool Works, Inc. ........................      15,163
     204    Northrop Grumman Corp. (with rights)..............      17,924
     166    United Technologies Corp. ........................      10,267
                                                                ----------

                                                                    46,125
                                                                ----------

            CONSUMER CYCLICAL -- 7.6%
     228    Caterpillar, Inc. (with rights)...................      11,988
     560    Costco Wholesale Corp.(a).........................      19,396
     545    Gap, Inc. ........................................       9,065
     832    Home Depot, Inc. .................................      23,413
      27    Kohl's Corp.(a)...................................       1,545
     362    Masco Corp. (with rights).........................       7,625
     303    NIKE, Inc. Class B................................      16,209
   1,093    Safeway, Inc.(a)..................................      18,162
     270    Target Corp. (with rights)........................       9,025
                                                                ----------

                                                                   116,428
                                                                ----------

            CONSUMER STAPLES -- 7.1%
     740    Coca-Cola Co. ....................................      29,912
     405    General Mills, Inc. ..............................      18,279
     261    Kraft Foods, Inc. Class A.........................       8,065
     179    Pepsi Bottling Group, Inc. .......................       3,681
     667    PepsiCo, Inc. ....................................      28,868
     168    Procter & Gamble Co. .............................      15,059
     120    Weyerhaeuser Co. .................................       5,931
                                                                ----------

                                                                   109,795
                                                                ----------

            ENERGY -- 7.1%
     272    Anadarko Petroleum Corp. (with rights)............      12,055
     359    Chevron Texaco Corp. (with rights)................      22,547
   1,535    Exxon Mobil Corp. ................................      54,043
     239    Halliburton Co. (with rights).....................       5,113
     355    Schlumberger Ltd. ................................      14,894
                                                                ----------

                                                                   108,652
                                                                ----------

            FINANCE AND INSURANCE -- 18.6%
     760    American International Group, Inc. ...............      44,045
     348    Bank of America Corp. ............................      25,747
     542    Bank One Corp. ...................................      19,528
   1,334    Citigroup, Inc. ..................................      52,352
     316    Fannie Mae........................................      22,846
     508    Franklin Resources, Inc. .........................      17,730
     380    HSBC Holdings plc+................................      20,806
      55    KeyCorp...........................................       1,326
     429    Marsh & McLennan Companies, Inc. (with rights)....      20,445
     418    Merrill Lynch & Co., Inc. ........................      17,138
     524    State Street Corp. (with rights)..................      18,349
     541    Travelers Property Casualty Corp. Class B.........       8,793
     475    U.S. Bancorp (with rights)........................      10,521
     197    Wachovia Corp. (with rights)......................       7,516
                                                                ----------

                                                                   287,142
                                                                ----------
            HEALTH CARE -- 18.0%
     616    Abbott Laboratories (with rights).................      25,012
     284    Amgen, Inc. (with rights)(a)......................      17,418
      74    Aventis S.A. ADR+.................................       3,705
     772    Baxter International, Inc. (with rights)..........      17,758
     133    Cardinal Health, Inc. ............................       7,341
     745    CVS Corp. ........................................      18,046
     414    Genzyme Corp. -- General Division(a)..............      16,656
     420    HCA, Inc. ........................................      13,472
     139    IDEC Pharmaceuticals Corp.(a).....................       4,562
     431    Lilly (Eli)& Co. (with rights)....................      27,519
     105    Medtronic, Inc. (with rights).....................       5,017
     270    Merck & Co., Inc. ................................      15,714
   1,992    Pfizer, Inc. (with rights)........................      61,267
   1,139    Schering-Plough Corp. (with rights)...............      20,618
     549    Wyeth (with rights)...............................      23,907
                                                                ----------
                                                                   278,012
                                                                ----------

            SERVICES -- 6.7%
   1,032    Accenture Ltd. Class A(a).........................      16,536
     447    Automatic Data Processing, Inc. ..................      15,039
     481    Comcast Corp. Class A(a)..........................      15,347
     447    Computer Sciences Corp.(a)........................      14,712
     202    FedEx Corp. ......................................      12,102
     169    Gannett Co., Inc. (with rights)...................      12,797
      57    Marriott International, Inc. Class A (with
              rights).........................................       2,033
     186    SAP AG ADR........................................       4,750
     468    Waste Management, Inc. ...........................      10,167
                                                                ----------
                                                                   103,483
                                                                ----------

            TECHNOLOGY -- 23.9%
   2,865    AOL Time Warner, Inc. (with rights)(a)............      39,197
   1,590    Cisco Systems, Inc. (with rights)(a)..............      23,914
     198    First Data Corp. .................................       7,760
   2,155    General Electric Co. .............................      63,468
   1,548    Hewlett-Packard Co. ..............................      25,224
   2,178    Intel Corp. ......................................      40,066
     479    International Business Machines Corp. ............      40,667
   1,749    Liberty Media Corp. Class A(a)....................      19,241
     207    Lockheed Martin Corp. ............................      10,360
   2,540    Microsoft Corp. ..................................      64,955
     607    Oracle Corp. (with rights)(a).....................       7,208
     575    SBC Communications, Inc. .........................      13,432
     346    Verizon Communications, Inc. .....................      12,915
                                                                ----------
                                                                   368,407
                                                                ----------

            TRANSPORTATION -- 0.5%
     242    CSX Corp. (with rights)...........................       7,733
                                                                ----------
            Total common stock
              (cost $1,833,057)...............................  $1,522,068
                                                                ==========


 THE HARTFORD STOCK FUND

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                            MARKET
 AMOUNT                                             VALUE(C)
---------                                           ----------
SHORT-TERM INVESTMENTS -- 1.2%
            COLLATERAL FOR SECURITIES LENDING -- 0.3%
 $ 5,260    Boston Global Investment Trust........  $    5,260

            FINANCE -- 0.9%
  13,098    Joint Repurchase Agreement,
              1.27%, 05/01/2003 (Note 2f).........      13,098
                                                    ----------

            Total short-term investments
              (cost $18,358)......................  $   18,358
                                                    ----------

            Total investments in securities
              (cost $1,851,415)(b)................  $1,540,426
                                                    ==========


STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value...............  $1,540,426
Cash..............................................           1
Receivables:
  Investment securities sold......................      20,641
  Fund shares sold................................       1,697
  Dividends and interest..........................       2,438
Other assets......................................         617
                                                    ----------

Total assets......................................   1,565,820
                                                    ----------

LIABILITIES
Payables:
  Payable upon return of securities loaned (Note
    2)............................................       5,260
  Investment securities purchased.................      16,887
  Fund shares redeemed............................       2,023
  Payable for investment advisory and management
    fees (Note 3).................................         878
  Payable for distribution fees (Note 3)..........         170
Accrued expenses..................................         727
                                                    ----------

Total liabilities.................................      25,945
                                                    ----------

Net assets........................................  $1,539,875
                                                    ==========


SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share; 300,000
  shares authorized; 110,640 shares outstanding...  $2,363,757
Accumulated undistributed net investment income...       1,026
Accumulated net realized loss on investments......    (513,919)
Unrealized depreciation of investments in
  securities......................................    (310,989)
                                                    ----------

Net assets........................................  $1,539,875
                                                    ==========


Class A
  Net asset value per share ($873,429 / 61,511
    shares outstanding).............................   $14.20
                                                       ------
  Maximum offering price per share
    ($14.20 / 94.5%)................................   $15.03
                                                       ======
Class B
  Net asset value per share ($341,045 / 25,267
    shares outstanding).............................   $13.50
                                                       ======
Class C
  Net asset value per share ($294,782 / 21,776
    shares outstanding).............................   $13.54
                                                       ------
  Maximum offering price per share
    ($13.54 / 99.0%)................................   $13.68
                                                       ======
Class Y
  Net asset value per share ($30,619 / 2,086 shares
    outstanding)....................................   $14.68
                                                       ======

  (a)  Presently non-income producing.

  (b) At April 30, 2003, the cost of securities for federal income tax purposes is $1,855,478 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation.......................  $  25,257
   Unrealized depreciation.......................   (340,309)
                                                   ---------
   Net unrealized depreciation...................  $(315,052)
                                                   =========

  (c) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 1.90% of total net assets as of April 30, 2003.

    + Security is fully or partially on loan as of April 30, 2003. See Note 2d of accompanying Notes to Financial Statements.

   @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

 THE HARTFORD TAX-FREE CALIFORNIA FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S     MARKET
 AMOUNT                                                           RATING      VALUE(B)
---------                                                       ----------   ----------
MUNICIPAL BONDS -- 90.3%
            AIRPORT REVENUES -- 6.8%
  $400      San Francisco (City of), CA
              5.00%, City & County Airport Commission
              International Airport Rev AMT Second Ser Issue
              15A 05/01/2028..................................  AAA           $   403
   425      San Jose (City of), CA
              5.00%, Airport Rev Ref AMT Ser B 03/01/2010.....  AAA               460
                                                                              -------

                                                                                  863
                                                                              -------

            GENERAL OBLIGATIONS -- 9.6%
   100      Azusa (City of), CA
              5.75%, Special Tax Comm Fac Dist #1 Mountain
              Cove-A 09/01/2021...............................  NR                 98
    50      Beaumont (City of), CA
              7.25%, Financing Auth Rev Ser A 09/01/2020......  NR                 54
   300      California (State of)
              5.00%, General Obligation 10/01/2032............  A                 296
   250      California (State of)
              5.25%, General Obligation 02/01/2033............  A                 253
    60      Indio (City of), CA
              6.35%, Public Improvement Act 1915 Special
              Assessment 2002-3 09/02/2027....................  NR                 59
   425      Solano (County of), CA
              5.25%, General Obligation 11/01/2021............  AAA               457
                                                                              -------

                                                                                1,217
                                                                              -------

            HEALTH CARE/SERVICES -- 3.7%
   200      California (State of)
              5.375%, Public Works Board Dept of Mental
              Health-Patton-B 04/01/2028......................  A-                201
   250      California (State of)
              6.00%, Statewide Communities Dev Auth Rev Health
              Fac Memorial Health Services Ser A 10/01/2023...  A-                265
                                                                              -------

                                                                                  466
                                                                              -------

            HIGHER EDUCATION (UNIVERSITIES,
            DORMS, ETC.) -- 3.4%
  $415      University of California
              5.30%, Multi-Purpose Rev Ser K 09/01/2030.......  AA                432
                                                                              -------

            LAND DEVELOPMENT -- 19.5%
   350      Burbank (City of), CA
              5.50%, Financing Auth Rev South San Fernando
              Redev Proj-B 12/01/2023.........................  BBB               355
   400      Fontana (City of), CA
              5.50%, Redev Agency Tax Allocation Ref Jurupa
              Hills Redev Proj Ser A 10/01/2027...............  BBB+              406
   250      Oakland (City of), CA
              5.25%, Redev Agency Coliseum Area Redev Tax
              Allocation 09/01/2033...........................  A-                254
   500      Rialto (City of), CA
              5.25%, Redev Agency Tax Allocation Ref Merged
              Proj Area Ser A 09/01/2027......................  BBB+              506
   410      Rocklin (City of), CA
              5.50%, Redev Agency Tax Allocation Rocklin Redev
              Proj Ser A 09/01/2032...........................  BBB               419
   200      San Diego (City of), CA
              5.25%, Redev Agency Centre City Ser B
              09/01/2026......................................  Baa2*             202
   175      San Diego (City of), CA
              5.30%, Redev Agency Tax Allocation North Park
              Redev Proj 09/01/2016...........................  BBB+              178
   150      San Diego (City of), CA
              5.60%, Redev Agency Tax Allocation North Bay
              Redev Proj 09/01/2017...........................  BBB               154
                                                                              -------
                                                                                2,474
                                                                              -------

            MISCELLANEOUS -- 4.0%
   600      Golden State Tobacco Securitization Corp., CA
              6.625%, Tobacco Settlement Rev Ser 2003-A1
              06/01/2040......................................  A-               514
                                                                              -------

            PUBLIC FACILITIES -- 19.2%
   100      Capistrano (City of), CA
              5.875%, Unified School Dist Comm Fac Dist
              Special Tax #90-2 09/01/2022....................  NR                100
   450      Fresno (City of), CA
              5.00%, Unified School Dist Election 1995 Ser E
              FGIC Insured 08/01/2025.........................  AAA               467
   100      Jurupa (City of), CA
              5.875%, Comm Services Dist #6 Special Tax Ser A
              09/01/2032......................................  NR                 99
   450      Los Angeles (City of), CA
              5.00%, Unified School Dist Ser B 07/01/2023.....  AAA               465

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD TAX-FREE CALIFORNIA FUND

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S     MARKET
 AMOUNT                                                           RATING      VALUE(B)
---------                                                       ----------   ----------
MUNICIPAL BONDS -- (CONTINUED)
            PUBLIC FACILITIES -- (CONTINUED)
  $110      Moreno Valley (City of), CA
              5.60%, Unified School Dist Comm Fac Special Tax
              #2002-1 09/01/2017..............................  NR            $   109
   450      North City, (City of)
              5.00%, Western CA School Fac Financing Auth
              Special Tax AMBAC Insured 09/01/2020............  AAA               476
   250      Tustin (City of), CA
              5.60%, Unified School Dist Special Tax Jr Lien
              Comm Fac Dist #97-1-B 09/01/2029................  NR                249
   450      Vista (City of), CA
              5.00%, Unified School Dist Ser A FSA Insured
              08/01/2023......................................  AAA               468
                                                                              -------

                                                                                2,433
                                                                              -------

            UTILITIES -- COMBINED -- 2.2%
   250      California (State of)
              5.875%, Dept Water Resource, Power Supply Rev
              Ser A 05/01/2016................................  BBB+              280
                                                                              -------

            UTILITIES -- ELECTRIC -- 2.4%
   300      Vernon (City of), CA
              5.50%, Elec Sys Rev Malburg Generating Station
              Proj 04/10/2033.................................  BBB+              303
                                                                              -------

            UTILITIES -- WATER AND SEWER -- 16.5%
   500      Atwater (City of), CA
              5.50%, Public Finance Auth Rev Ref Sewer & Water
              Proj Ser A 05/01/2028...........................  BBB               504
   100      Eastern California Municipal Water Dist
              5.70%, Comm Fac Special Tax Improvement Area A
              #2001-02 09/01/2018.............................  NR                 99
   405      Marin (City of), CA
              5.00%, Municipal Water Dist Rev Ref AMBAC
              Insured 07/01/2021..............................  AAA               426
   450      Metropolitan Water Dist.
              5.00%, Southern CA Waterworks Rev Ser A
              07/01/2037......................................  AA                458
   400      San Diego (City of), CA
              5.00%, Public Fac Financing Auth Water Rev MBIA
              Insured 08/01/2026..............................  AAA               413
   200      Santa Margarita (City of), CA
              6.00%, Water Dist Special Tax Comm Fac Dist
              #99-1 09/01/2030................................  NR                200
                                                                              -------

                                                                                2,100
                                                                              -------

            WASTE DISPOSAL -- 3.0%
   375      Stockton (City of), CA
              5.20%, Wastewater Sys Proj Ser A MBIA Insured
              09/01/2029......................................  AAA               387
                                                                              -------

            Total municipal bonds
              (cost $11,261)..............................................    $11,469
                                                                              =======


SHORT-TERM INVESTMENTS -- 5.0%
            FINANCE -- 5.0%
  $633      Dreyfus Basic California Municipal Money Market Fund, Current
              rate -- .92%................................................        633
                                                                              -------
            Total short-term investments
              (cost $633).................................................    $   633
                                                                              =======
            Total investments in securities (cost $11,894)(a).............    $12,102
                                                                              =======

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value.........................................  $12,102
Cash........................................................................      649
Receivables:
  Fund shares sold..........................................................        2
  Dividends and interest....................................................      126
Other assets................................................................       36
                                                                              -------
Total assets................................................................   12,915
                                                                              -------
LIABILITIES
Payables:
  Investment securities purchased...........................................      200
  Payable for investment advisory and management
    fees (Note 3)...........................................................        6
  Payable for distribution fees (Note 3)....................................        1
Accrued expenses............................................................        4
                                                                              -------
Total liabilities...........................................................      211
                                                                              -------
Net assets..................................................................  $12,704
                                                                              =======

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share; 300,000 shares authorized;
  1,250 shares outstanding..................................................  $12,523
Accumulated undistributed net investment income............................         1
Accumulated net realized loss on investments...............................       (28)
Unrealized appreciation of investments in securities.......................       208
                                                                              -------
Net assets.........................................                           $12,704
                                                                              =======

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

Class A
  Net asset value per share ($9,867 / 971 shares
    outstanding)....................................   $10.16
                                                       ------
  Maximum offering price per share ($10.16 /
    95.5%)..........................................   $10.64
                                                       ======
Class B
  Net asset value per share ($1,648 / 162 shares
    outstanding)....................................   $10.16
                                                       ======
Class C
  Net asset value per share ($1,189 / 117 shares
    outstanding)....................................   $10.16
                                                       ------
  Maximum offering price per share ($10.16 /
    99.0%)..........................................   $10.26
                                                       ======

  (a) At April 30, 2003, the cost of securities for federal income tax purposes is $11,894 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation..........................   $223
   Unrealized depreciation..........................    (15)
                                                       ----
   Net unrealized appreciation......................   $208
                                                       ====

  (b) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD TAX-FREE MINNESOTA FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING     VALUE(B)
---------                                                       ----------   --------
MUNICIPAL BONDS -- 97.0%
            AIRPORT REVENUES -- 2.7%
 $1,000     Minneapolis & St. Paul (Cities of), MN,
              Metropolitan Airport Commission Airport Rev AMT
              Ser B FGIC Insured 5.625%, 01/01/2018...........   AAA         $ 1,073
                                                                             -------

            GENERAL OBLIGATIONS -- 42.7%
  1,000     Anoka-Hennepin (Counties of), MN, Independent
              School District #11 School District Credit
              Enhancement Program A 5.00%, 02/01/2015.........   AA+           1,081
  1,300     Becker (City of), MN, Independent School District
              #726 General Obligation Ser A 6.00%, 02/01/2017..  AAA*          1,494
  1,000     Bloomington (City of), MN, Independent School
              District #271 General Obligation Ser A 5.45%,
              02/01/2012.......................................  Aa1*          1,105
    500     Brainerd (City of), MN, Independent School
              District #181 Ser A FGIC Insured
              5.375%, 02/01/2016...............................  AAA*            561
  1,500     Brainerd (City of), MN, Rev Ref Evangelical
              Lutheran-Good Samaritan Proj Ser B FSA Insured
              6.65%, 03/01/2017................................  AAA           1,525
    620     Hennepin (County of), MN, General Obligation Ser
              B 5.00%, 12/01/2017..............................  AAA             661
  1,250     Hopkins (City of), MN, Independent School
              District #270 General Obligation
              5.00%, 02/01/2011................................  Aa1*          1,381
    835     Minneapolis (City of), MN, General Obligation Ser
              B 4.75%, 12/01/2010..............................  AAA             914
    500     Minneapolis (City of), MN, General Obligation Ref
              Ser D 5.00%, 02/01/2016..........................  AAA             538
    250     Minneapolis (City of), MN, Independent School
              District #001 General Obligation 5.00%,
              02/0/2009........................................  AAA             279
    250     Minneapolis (City of), MN, Parking Assessment
              General Obligation 5.00%, 12/01/2020               AAA             263
  1,000     Minnesota (State of),.............................
              General Obligation 5.25%, 08/1/2016.............   AAA           1,091
    375     Moorhead (City of), MN, Independent School
              District #152 General Obligation FGIC Insured
              5.00%, 04/01/2018...............................   AAA*            400
    785     Mounds View (City of), MN, Independent School
              District #621 General Obligation Ser A 5.25%,
              02/01/2014......................................   Aa1*            866
    500     Osseo (City of), MN, Independent School District
              #279 General Obligation Ser B 5.00%, 02/01/2012.   Aa1*            543
    250     Ramsey (County of), MN, General Obligation
              Capital Improvement Ser A 4.50%, 02/01/2009.....   AAA             272
  1,950     Rosemount (City of), MN, Independent School
              District #196 Zero Coupon General Obligation Ser
              A MBIA Insured 5.70%, 04/01/2015(d).............   AA+           1,177
    250     St. Paul (City of), MN, General Obligation
              Capital Improvement Ser A 5.00%, 03/01/2007.....   AAA             275
    650     St. Paul (City of), MN, Independent School
              District #625 General Obligation Ser B 5.00%,
              02/01/2010......................................   AA+             722
    500     St. Paul (City of), MN, Independent School
              District #625 General Obligation Ser B 5.00%,
              02/01/2011......................................   AA+             553
  1,000     University of MN (Regents of), General Obligation
              Ser A 5.75%, 07/01/2018.........................   AA            1,194
                                                                             -------

                                                                              16,895
                                                                             -------

            HEALTH CARE/SERVICES -- 14.2%
  1,500     Minneapolis (City of), MN, Health Care Sys Rev
              Fairview Health Services Ser B MBIA Insured
              5.125%, 05/15/2008..............................   AAA           1,668
    350     Minneapolis (City of), MN, Health Care Fac Rev
              Shelter Care Foundation Ser A
              6.00%, 04/01/2010...............................   NR              346
    250     Minneapolis (City of), MN, Health Care Sys Rev
              Allina Health Sys Ser A
              6.00%, 11/15/2018................................  A3*             269
  1,000     Minnesota (State of) Agriculture and Economic Dev
              Board, Healthcare Fac Rev Benedictine Health Ser
              A 5.25%, 02/15/2014..............................  AAA           1,096

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING     VALUE(B)
---------                                                       ----------   --------
MUNICIPAL BONDS -- (CONTINUED)
            HEALTH CARE/SERVICES -- (CONTINUED)
 $  250     Rochester (City of), MN, Health Care Fac Rev Mayo
              Foundation/Mayo Medical Center Ser I 5.80%,
              11/15/2007.......................................  AA          $   283
    500     Rochester (City of), MN, Health Care Fac Rev Mayo
              Foundation/Mayo Medical Center Ser I 5.90%,
              11/15/2010.......................................  AA              580
  1,000     Waconia (City of), MN, Health Care Fac Rev
              Ridgeview Med Ctr Proj Ser A Asset Guaranty
              Secured 6.10%, 01/01/2019........................  AA            1,118
    250     Willmar (City of), MN, Minnesota Rice Memorial
              Hosp Proj FSA Insured
              5.00%, 02/01/2025................................  Aaa*            260
                                                                             -------

                                                                               5,620
                                                                             -------

            HIGHER EDUCATION (UNIV., DORMS, ETC.) -- 5.3%
  1,000     Minnesota (State of), Higher Educ Fac Auth, Rev
              for University of St. Thomas Ser 4-P 5.375%,
              04/01/2018.......................................  A2*           1,058
  1,000     Minnesota (State of), Higher Educ Fac Auth, Rev
              for University of St. Thomas Ser 4-P 5.40%,
              04/04/2023.......................................  A2*           1,034
                                                                             -------

                                                                               2,092
                                                                             -------

            HOUSING (HFA'S, ETC.) -- 6.9%
    730     Minneapolis (City of), MN, Redev Mtg Rev
              Riverplace Proj Ser A 7.10%, 01/01/2020..........  A2*             730
  1,000     Minnesota (State Of), Housing Finance Agency,
              Residential Housing Finance Ser E
              5.00%, 01/01/2020................................  AA+           1,021
  1,000     Washington (County of), MN, Housing and Redev
              Auth Governmental Rev Ref-Woodland Park
              Apartment Proj 4.60%, 04/01/2022.................  AA              975
                                                                             -------

                                                                               2,726
                                                                             -------

            MISCELLANEOUS -- 5.7%
    800     Children's Trust Fund, Puerto Rico, Tobacco
              Settlement Rev 5.625%, 05/15/2043................  A-              634
  1,000     Golden Valley (City of), MN, Breck School Proj
              Rev 5.875%, 10/01/2019...........................  A2*           1,093
    500     St. Paul (City of), MN, Port Auth Lease Rev
              Office Bldg 5.00%, 12/01/2019....................  AA+             529
                                                                             -------
                                                                               2,256
                                                                             -------

            POLLUTION CONTROL -- 1.9%
    750     International Falls (City of), MN, Environmental
              Fac Rev Ref-Boise Cascade Corp Proj
              7.20%, 10/01/2024................................  Baa3*           768
                                                                             -------

            PUBLIC FACILITIES -- 1.4%
    500     Puerto Rico, Public Buildings Auth Rev
              Commonwealth Gtd Ref Govt Fac Ser C
              5.00%, 07/01/2007................................  A-              546
                                                                             -------

            REFUNDED WITH U.S. GOV'T SECURITIES -- 1.3%
    500     Red Wing (City of), MN, Elderly Housing Fac Rev
              River Region Obligated Group Ser C (prerefunded
              09/01/2005 @ 100)
              6.50%, 09/01/2022................................  NR              519
                                                                             -------

            TRANSPORTATION -- 2.9%
  1,000     Puerto Rico, Commonwealth Highway &
              Transportation Auth Rev Ser W FSA Insured 5.50%,
              07/01/2013.......................................  AAA           1,162
                                                                             -------

            UTILITIES -- ELECTRIC -- 9.0%
  1,000     Northern MN Municipal Power Agency, Elec Sys Rev
              FSA Insured 5.30%, 01/01/2021....................  AAA           1,059
  1,295     Northern MN Municipal Power Agency, Zero Coupon
              Elec Sys Rev Ref Ser A AMBAC Insured 6.94%,
              01/01/2011(d)....................................  AAA             970
    960     Rochester (City of), MN, Elec Utility Rev Ser A
              AMBAC Insured 4.375%, 12/01/2016.................  AAA             991
    500     Southern MN Municipal Power Agency, Power Supply
              Sys Rev Ser A AMBAC Insured
              5.00%, 01/01/2008................................  AAA             555
                                                                             -------
                                                                               3,575
                                                                             -------

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD TAX-FREE MINNESOTA FUND

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                           STANDARD
PRINCIPAL                                 AND POOR'S   MARKET
 AMOUNT                                     RATING    VALUE(B)
---------                                 ----------  --------
MUNICIPAL BONDS -- (CONTINUED)
            UTILITIES -- WATER AND SEWER -- 3.0%
 $1,000     Puerto Rico, Commonwealth
              Aqueduct & Sewer Auth
              Rev Ref 6.25%, 07/01/2013...  A-         $ 1,177
                                                       -------
            Total municipal bonds
              (cost $35,915).......................... $38,409
                                                       =======

SHORT-TERM INVESTMENTS -- 1.5%
            FINANCE -- 1.5%
    579     State Street Bank Tax Free Money Market,
              Current rate -- 0.72%...................     579
                                                       -------

            Total short-term investments               $   579
              (cost $579)............................. =======


            Total investments in securities
              (cost $36,494)(a)....................... $38,988
                                                       =======

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value..................  $38,988
Receivables:
  Fund shares sold...................................      104
  Dividends and interest.............................      518
Other assets.........................................       20
                                                       -------

Total assets.........................................   39,630
                                                       -------

LIABILITIES
Payables:
  Fund shares redeemed...............................       14
  Payable for investment advisory and management
    fees (Note 3)....................................       23
  Payable for distribution fees (Note 3).............        1
Accrued expenses.....................................        3
                                                       -------

Total liabilities....................................       41
                                                       -------

Net assets...........................................  $39,589
                                                       =======


SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share; 100,000
  shares authorized; 3,738 shares outstanding........  $37,010
Accumulated undistributed net investment income......       14
Accumulated net realized gain on investments.........       71
Unrealized appreciation of investments in
  securities.........................................    2,494
                                                       -------

Net assets...........................................  $39,589
                                                       =======


Class A
  Net asset value per share ($3,156 / 300 shares
    outstanding)..................................      $10.53
                                                        ------
  Maximum offering price per share
    ($10.53 / 95.5%)..............................      $11.03
                                                        ======
Class B
  Net asset value per share ($653 / 62 shares
    outstanding)..................................      $10.54
                                                        ======
Class C
  Net asset value per share ($402 / 38 shares
    outstanding)..................................      $10.56
                                                        ------
  Maximum offering price per share
    ($10.56 / 99.0%)..............................      $10.67
                                                        ======
Class E
  Net asset value per share ($31,286 / 2,951
    shares outstanding)...........................      $10.60
                                                        ------
  Maximum offering price per share
    ($10.60 / 95.5%)..............................      $11.10
                                                        ======
Class H
  Net asset value per share ($361 / 34 shares
    outstanding)..................................      $10.59
                                                        ======
Class L
  Net asset value per share ($2,956 / 280 shares
    outstanding)..................................      $10.57
                                                        ------
  Maximum offering price per share
    ($10.57 / 95.5%)..............................      $11.07
                                                        ======
Class M
  Net asset value per share ($560 / 53 shares
    outstanding)..................................      $10.57
                                                        ======
Class N
  Net asset value per share ($214 / 20 shares
    outstanding)..................................      $10.59
                                                        ======
Class Y
  Net asset value per share ($1 / @@ shares
    outstanding)..................................      $10.56
                                                        ======

  (a) At April 30, 2003, the cost of securities for income tax purposes is $36,494 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation..........................    $2,668
   Unrealized depreciation..........................      (174)
                                                        ------
   Net unrealized appreciation......................    $2,494
                                                        ======

  (b) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (d) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

   @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

    *  Moody's Rating.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD TAX-FREE NATIONAL FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING     VALUE(B)
---------                                                       ----------   --------
MUNICIPAL BONDS -- 96.0%
            ALABAMA -- 2.5%
 $1,855     Huntsville (City of), AL, 5.25%,. General
              Obligation Ser A 05/01/2022 (General
              Obligations)...................................    AA          $ 1,971
                                                                             -------

            ALASKA -- 0.7%
    500     Anchorage (City of), AK, 5.50%,. General
              Obligation Ser A MBIA Insured 06/01/2019
              (General Obligations)..........................    AAA             552
                                                                             -------

            ARIZONA -- 5.6%
  1,800     Phoenix (City of), AZ, 6.25%,. General Obligation
              Ref Ser A 07/01/2017 (General Obligations).....    AA+           2,254
    500     Sundance Community Fac Dist, AZ, 7.125%,
              Assessment Dist Special Assessment Rev
              07/01/2027 (Public Facilities).................    NR              501
  1,225     Tucson (City of), AZ, 5.50%, Water Rev Ref
              07/01/2014 (Utilities -- Water and Sewer)......    A+            1,415
    200     Vistancia Community Fac Dist,. AZ, 6.75%, General
              Obligation 07/15/2022 (Housing (HFA's, etc.))..    NR              202
                                                                             -------

                                                                               4,372
                                                                             -------
            CALIFORNIA -- 9.9%
 $  750     California (State of), 5.25%,. General Obligation
              02/01/2033 (General Obligations)...............    A               759
     80     California (State of), 5.50%, Dept. Water Res Rev
              Ser W 12/01/2010 (Escrowed to Maturity)
              (Utilities -- Water and Sewer).................    AA               94
    420     California (State of), 5.50%, Dept Water Res Rev
              Ser W 12/01/2010 (Unrefunded)
              (Utilities -- Water and Sewer).................    AA              486
    750     California (State of), 5.875%,. Dept Water Res
              Power Supply Rev Ser A 05/01/2016
              (Utilities -- Combined)........................    BBB+            842
    500     California (State of), 6.75%,. General Obligation
              08/01/2011 (General Obligations)...............    A               599
    250     Capistrano (City of), CA, 5.875%, Unified School
              Dist Comm Fac Dist Special Tax #90-2 Talega
              09/01/2021 (Public Facilities).................    NR              250
    250     Capistrano (City of), CA, 5.90%, Unified School
              Dist Comm Fac Dist Special Tax #90-2 Talega
              09/01/2020 (Public Facilities).................    NR              249
     95     Eastern California Municipal Water Dist, 5.70%,
              Comm Fac Special Tax Improvement Area A #2001-02
              09/01/2018 (Utilities -- Water and Sewer)......    NR               94
    400     Golden State Tobacco. Securitization Corp., CA,
              6.625%, Tobacco Settlement Rev Ser 2003-A1
              06/01/2040 (Miscellaneous).....................    A-              343
     40     Indio (City of), CA, 6.35%,. Public Improvement
              Act 1915 Special Assessment #2002-3 09/02/2027
              (General Obligations)..........................    NR               39
    400     Jurupa (City of), CA, 5.875%,. Comm Services Dist
              #6 Special Tax Ser A 09/01/2032 (Public
              Facilities)....................................    NR              397
    500     Moreno Valley (City of), CA,. 6.00%, Unified
              School Dist Comm Fac Dist Spec Tax #2002-1
              09/01/2022 (Public Facilities).................    NR              502
    500     San Diego (City of), CA, 5.25%,. Redev Agency
              Centre City Ser B 09/01/2026 (Land
              Development)...................................    Baa2*           504
  4,000     Southern California Public Power. Auth, 6.36%,
              Zero Coupon Transmission Proj Rev 07/01/2013 (d)
              (Utilities -- Electric)........................    A+            2,604
                                                                             -------
                                                                               7,762
                                                                             -------

            COLORADO -- 0.7%
    500     Platte River Power Auth, CO,. 5.25%, Power Rev Ser
              EE 06/01/2010 (Utilities -- Electric)..........    AA-             564
                                                                             -------

            FLORIDA -- 6.1%
  1,000     Collier (County of), FL, 5.375%, School Board
              Certificate of Participation FSA Insured
              02/15/2020 (Public Facilities).................    Aaa*          1,088
    500     Colonial Country Club Community Dev Dist, FL,
              6.40%, Cap Improvement Rev 05/01/2033 (Public
              Facilities)....................................    NR              501

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD TAX-FREE NATIONAL FUND

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING     VALUE(B)
---------                                                       ----------   --------
MUNICIPAL BONDS -- (CONTINUED)
            FLORIDA -- (CONTINUED)
 $1,250     Florida (State of), 5.375%, Dept. of Environmental
              Protection Preservation Rev Ser A MBIA Insured
              07/01/2015 (Pollution Control).................    AAA         $ 1,405
    500     Gateway Services, 5.50%, Comm. Dev Dist of FL
              Special Assessment Sun City Center Fort Meyers
              Proj B 05/01/2010 (Miscellaneous)..............    NR              500
    500     Hillsborough (County of), FL,. 5.50%, Industrial
              Dev Auth Pollution Control Rev Tampa Elec Proj
              10/01/2023 (Pollution Control).................    BBB             480
    750     Miami (City of), FL, 5.50%,. Homeland Defense
              General Obligation MBIA Insured 01/01/2020
              (General Obligations)..........................    AAA             824
                                                                             -------

                                                                               4,798
                                                                             -------

            GEORGIA -- 7.1%
  1,105     Fulton (County of), GA, 5.375%,. School Dist
              General Obligation 01/01/2018 (General
              Obligations)...................................    AA            1,274
  1,765     Fulton (County of), GA, 6.375%,. Water & Sewer Rev
              FGIC Insured 01/01/2014 (Escrowed to Maturity)
              (Utilities -- Water and Sewer).................    AAA           2,157
     35     Fulton (County of), GA, 6.375%,. Water & Sewer Rev
              FGIC Insured 01/01/2014 (Unrefunded)
              (Utilities -- Water and Sewer).................    AAA              42
    750     Georgia (State of), 5.25%, Road. and Tollway Auth
              Rev Governor's Transportation Choices 03/01/2009
              (Transportation)...............................    AAA             850
     40     Georgia (State of), 6.50%,. Municipal Elec Auth
              Power Rev Ser Y 01/01/2017 (Escrowed to
              Maturity) (Utilities -- Electric)..............    A                50
    960     Georgia (State of), 6.50%,. Municipal Elec Auth
              Power Rev Ser Y 01/01/2017 (Unrefunded)
              (Utilities -- Electric)........................    A             1,200
                                                                             -------

                                                                               5,573
                                                                             -------

            HAWAII -- 1.1%
    500     Hawaii (State of), 5.50%, General. Obligation Ref
              Ser CY 02/01/2011 (General Obligations)........    AAA             572
    250     Honolulu (City of), HI, 5.00%,. City and County
              Board Water Supply Sys Rev FSA Insured
              07/01/2009 (Utilities -- Water and Sewer)......    AAA             280
                                                                             -------

                                                                                 852
                                                                             -------

            ILLINOIS -- 4.1%
 $  960     Chicago (City of), IL, 5.25%,. Board of Educ
              General Obligation Ser A MBIA Insured 12/01/2019
              (General Obligations)..........................    AAA           1,038
  1,000     Illinois (State of), 5.25%, General. Obligation
              First Ser 02/01/2011 (General Obligations).....    AAA           1,121
    500     Illinois (State of), 5.70%, Educ. Fac Auth Rev Ref
              Augustana College Ser A 10/01/2031 (Higher
              Education (Univ., Dorms, etc.))................    Baa1*           502
    500     Round Lake (City of), IL, 6.70%,. Special Tax Rev
              03/01/2033 (Public Facilities).................    NR              511
                                                                             -------
                                                                               3,172
                                                                             -------

            KANSAS -- 1.4%
  1,000     Johnson (County of), KS, 5.25%,. Ind School Dist
              #229 General Obligation Ser A 10/01/2012
              (General Obligations)..........................    AA            1,104
                                                                             -------

            KENTUCKY -- 1.4%
  1,000     Christian (County of), KY,. 6.00%, Hosp Rev Ref
              Jennie Stuart Medical Ser A 07/01/2013 (Health
              Care/ Services)................................    A-            1,053
                                                                             -------

            LOUISIANA -- 0.6%
    500     Louisiana (State of), 5.50%,. Public Fac Auth Rev
              Ochsner Clinic Foundation Proj Ser B 05/15/2027
              (General Obligations)..........................    A3*             503
                                                                             -------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING     VALUE(B)
---------                                                       ----------   --------
MUNICIPAL BONDS -- (CONTINUED)
 MASSACHUSETTS -- 1.4%
 $  940     Massachusetts (State of), 5.25%,. General
              Obligation Consolidated Loan Ser B 03/01/2021
              (Unrefunded) (General Obligations)..............   AAA         $ 1,008
     60     Massachusetts (State of), 5.25%,. General
              Obligation Consolidated Loan Ser B FSA Insured
              03/01/2021 (Prerefunded 03/01/2012 @ 100)
              (Refunded with U.S. Gov't Securities)...........   AAA              68
                                                                             -------

                                                                               1,076
                                                                             -------

            MICHIGAN -- 5.6%
    300     Detroit (City of), MI, 5.375%,. General Obligation
              Ref Ser B MBIA Insured 04/01/2014 (General
              Obligations)....................................   AAA             335
    500     Detroit (City of), MI, 5.50%,. General Obligation
              MBIA Insured 04/01/2020 (General Obligations)...   AAA             546
  1,750     Detroit (City of), MI, 6.50%, Water Supply Sys Ref
              Rev FGIC Insured 07/01/2015 (Utilities -- Water
              and Sewer)......................................   AAA           2,199
    500     Michigan (State of), 5.625%,. Hosp Fin Auth Rev
              Ref Henry Ford Health Sys Ser A 03/01/2017
              (Health Care/ Services).........................   A-              523
    750     Michigan Strategic Fund, 5.50%,. General
              Obligation Rev Dow Chemical Proj 12/01/2028
              (General Obligations)...........................   A-              756
                                                                             -------

                                                                               4,359
                                                                             -------

            MINNESOTA -- 4.7%
  1,140     Fergus Falls (City of), MN,. 6.50%, Health Care
              Fac Rev Lake Region Hosp Proj A 09/01/2018
              (Health Care/ Services).........................   BBB+          1,182
    750     Minneapolis (City of), MN,. 6.00%, Health Care Sys
              Rev Allina Health Sys Ser A 11/15/2018 (Health
              Care/ Services).................................   A3*             807
    670     Minneapolis (City of), MN,. 7.00%, Health Care Fac
              Rev St. Olaf Residence Inc. Proj Ser 1993
              10/01/2012 (Health Care/Services)...............   NR              668
  1,000     Minnesota Housing Finance. Agency, 5.00%,
              Residential Housing Finance Ser E 01/01/2020
              (Housing (HFA's, etc.)..........................   AA+           1,021
                                                                             -------

                                                                               3,678
                                                                             -------
            MISSISSIPPI -- 0.4%
 $  250     Lowndes (County of), MS, 6.80%, Solid Waste
              Disposal & Pollution Control Rev Ref
              Weyerhaeuser Co Proj Ser A 04/01/2022 (Pollution
              Control).........................................  BBB             289
                                                                             -------

            MISSOURI -- 0.7%
    500     Missouri (State of), 5.50%, State Dev Financial
              Board Infrastructure Fac Rev Ser A 12/01/2032
              (Public Facilities)..............................  BBB+            509
                                                                             -------

            NEVADA -- 1.0%
    250     Nevada (State of), 5.50%,. Pollution Control
              General Obligation Ser A-1 08/01/2009 (Pollution
              Control).........................................  AA              280
    500     North Las Vegas (City of), NV,. 6.40%, Local
              Special Improvement Dist #60 Aliante 12/01/2022
              (Land Development)...............................  NR              505
                                                                             -------
                                                                                 785
                                                                             -------

            NEW JERSEY -- 4.7%
    750     New Jersey (State of), 5.125%,. Educ Fac Auth Rev
              Stevens Institute of Technology Ser C 07/01/2022
              (Higher Education (Univ., Dorms, etc.)).........   A-              762
  1,000     New Jersey (State of), 5.25%,. Transportation Fund
              Auth Transportation Sys Ser C 12/15/2009
              (Transportation)................................   AAA           1,142
  1,000     New Jersey (State of), 5.50%,. Health Care Fac
              Fund Auth Rev Somerset Med Ctr 07/01/2023 (e)
              (Health Care/ Services).........................   Baa2*           984

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD TAX-FREE NATIONAL FUND

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING     VALUE(B)
---------                                                       ----------   --------
MUNICIPAL BONDS -- (CONTINUED)
 $  275     New Jersey (State of), 6.00%,. Educ Fac Auth Rev
              Fairleigh Dickinson University Ser D 07/01/2025
              (Higher Education (Univ., Dorms, etc.))........... NR          $   283
    500     New Jersey (State of), 6.50%,. Health Care Fac
              Financing Auth Rev Pascack Valley Hosp Assoc
              07/01/2023 (Health Care/Services)................. BB+             492
                                                                             -------

                                                                               3,663
                                                                             -------

            NEW YORK -- 5.8%
    250     Dutchess (County of), NY,. 5.00%, Industrial Dev
              Agency Civic Fac Rev Ref Marist College Ser A
              07/01/2022 (Higher Education (Univ., Dorms,
              etc.))............................................ Baa1*           245
    265     New York (City of), NY, 5.25%,. Industrial Dev
              Agency Civic Fac Rev American Council Learned
              Societie 07/01/2027 (Industrial).................. A1*             274
    400     New York (City of), NY, 5.65%,. Industrial Dev
              Agency Rev Brooklyn Navy Yard Cogen Partners
              10/01/2028 (Industrial)........................... BBB-            372
  1,000     New York (City of), NY, 5.75%,. Fiscal 2003 Ser I
              03/01/2019 (Miscellaneous)........................ A             1,073
  1,000     New York (City of), NY, 8.25%,. General Obligation
              Ser B 06/01/2005 (General Obligations) ........... A             1,122
  1,000     Triborough Bridge & Tunnel Auth. of NY, 5.125%,
              Rev Ref Ser B 11/15/2029 (Transportation)......... AA-           1,031
    400     Westchester County, NY, 6.375%,. Industrial Dev
              Agency Continuing Care Retirement Mtg-Kendal on
              Hudson Proj-A 01/01/2024 (e) (Health Care/
              Services)......................................... NR              394
                                                                             -------

                                                                               4,511
                                                                             -------

            NORTH CAROLINA -- 1.7%
    500     North Carolina Eastern Municipal. Power Agency,
              5.375%, Power Sys Rev Ref Ser C 01/01/2017
              (Utilities -- Electric)........................... BBB             516
    250     North Carolina Eastern Municipal. Power Agency,
              5.875%, Power Sys Rev Ser D 01/01/2014
              (Utilities -- Electric)........................... BBB             256
    500     North Carolina Municipal Power. Agency #1, 5.50%,
              Catawba Elec Rev Ser A 01/01/2014
              (Utilities -- Electric)........................... BBB+            545
                                                                             -------

                                                                               1,317
                                                                             -------
            OHIO -- 3.9%
 $1,045     Cincinnati (City of), OH, 5.50%, Water Sys Rev
              12/01/2011 (Utilities -- Water and Sewer)......... AA+           1,199
    300     Cuyahoga (County of), OH,. 5.50%, Rev Ref Class A
              01/01/2029 (Miscellaneous)........................ A               307
  1,270     Hamilton (City of), OH, 6.15%,. School Dist
              Improvement Ser A 12/01/2016 (General
              Obligations)...................................... AA-           1,579
                                                                             -------
                                                                               3,085
                                                                             -------

            OREGON -- 2.3%
    500     Oregon (State of), 5.25%, Dept Admin Services
              Certificate of Participation Ref Ser B
              05/01/2013 (Public Facilities).................... AAA             562
  1,000     Oregon (State of), 6.25%, Dept. Admin Services
              Certificate of Participation Ser A AMBAC Insured
              05/01/2018 (Prerefunded 05/01/2010 @ 101)
              (Refunded with U.S. Gov't Securities)............. AAA           1,208
                                                                             -------
                                                                               1,770
                                                                             -------

            PENNSYLVANIA -- 2.9%
    250     Pennsylvania (State of), 5.50%,. Turnpike Highway
              Rev Ref Ser S FGIC Insured 06/01/2008
              (Transportation).................................. AAA             284
  1,000     Philadelphia (City of), PA, 5.00%,. General
              Obligation 03/15/2028 (General Obligations)....... AAA           1,023
    855     Philadelphia (City of), PA, 5.00%,. School Dist
              General Obligation Ser A FSA Insured 02/01/2010
              (General Obligations)............................. AAA             948
                                                                             -------
                                                                               2,255
                                                                             -------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING     VALUE(B)
---------                                                       ----------   --------
MUNICIPAL BONDS -- (CONTINUED)
 RHODE
ISLAND --
 1.7%
 $1,000     Rhode Island (State of), 5.00%,. Clean Water
              Finance Agency Water Pollution Control Rev
              10/01/2022 (Utilities -- Water and Sewer)......... AAA         $ 1,044
    250     Rhode Island (State of), 6.50%,. Health & Educ
              Building Corp. Rev Hosp Financing-Lifespan
              Obligation Group 08/15/2032 (Health
              Care/Services).................................... BBB             253
                                                                             -------

                                                                               1,297
                                                                             -------

            SOUTH CAROLINA -- 1.5%
  1,000     Piedmont Municipal Power. Agency, SC, 6.25%, Elec
              Rev Ref FGIC Insured 01/01/2021
              (Utilities -- Electric)........................... AAA           1,206
                                                                             -------

            TENNESSEE -- 0.6%
    500     McMinn (County of), TN,. 7.625%, Industrial Dev
              Board Pollution Control Calhoun Newsprint Co
              Proj 03/01/2016 (Pollution Control)............... BB+             496
                                                                             -------

            TEXAS -- 5.8%
  1,000     Clear Creek (City of), TX, 5.00%,. Ind School Dist
              Ref General Obligation 02/15/2018 (General
              Obligations)...................................... AAA           1,063
    750     Houston (City of), TX, 5.50%,. Water & Sewer Rev
              Ref Ser A 12/01/2013 (Utilities -- Water and
              Sewer)............................................ AAA             846
    500     Sam Rayburn Municipal Power. Agency, TX, 5.50%,
              Rev Ref 10/01/2010 (Utilities -- Electric)........ BBB-            539
    350     San Antonio (City of), TX,. 5.25%, Elec & Gas Rev
              Ref Ser A 02/01/2014 (Prerefunded 02/01/2009 @
              101) (Refunded with U.S. Gov't Securities).........AAA             400
    650     San Antonio (City of), TX,. 5.25%, Elec & Gas Rev
              Ref Ser A 02/01/2014 (Unrefunded) (Utilities --
              Electric)..........................................AA+             709
  1,000     Tyler (City of), TX, 5.75%,. Health Fac Dev Corp
              Hosp Rev Mother Frances Hosp 07/01/2027 (e)
              (Health Care/ Services)........................... Baa1*         1,001
                                                                             -------

                                                                               4,558
                                                                             -------

            UTAH -- 2.0%
  1,000     Utah (State of), 5.00%,. Transportation Auth Sales
              Tax Rev Ser A FSA Insured 06/15/2025
              (Transportation)...................................AAA           1,022
    500     Utah (State of), 5.375%, General. Obligation Ref
              Ser B 07/01/2011 (General Obligations)............ AAA             571
                                                                             -------

                                                                               1,593
                                                                             -------
            VIRGINIA -- 2.7%
 $1,000     Peninsula Ports Auth of VA,. 6.00%, Port Fac CSX
              Transportation Proj Rev Ref 12/15/2012
              (Transportation).................................. Baa2*         1,076
  1,000     Virginia (State of), 5.00%, Port. Auth
              Commonwealth Rev AMT 07/01/2027 (Transportation).. AA+           1,007
                                                                             -------
                                                                               2,083
                                                                             -------

            WASHINGTON -- 1.7%
    670     King (County of), WA, 5.00%,. Ind School Dist #210
              General Obligation 06/01/2019 (General
              Obligations)...................................... AA+             701
    600     Washington Public Power Supply. Sys, 5.00%,
              Nuclear Proj #2 Rev Ref Ser A FSA Insured
              07/01/2010 (Utilities -- Electric).................AAA             659
                                                                             -------
                                                                               1,360
                                                                             -------

            WISCONSIN -- 3.7%
  1,000     Badger Tobacco Asset. Securitization Corp. of WI,
              6.375%, 06/01/2032 (Miscellaneous)................ A-              841
  1,305     Sparta (City of), WI, 5.90%,. School Dist Ref
              General Obligation FGIC Insured 03/01/2016
              (Prerefunded 03/01/2010 @ 100) (General
              Obligations)...................................... Aaa*          1,532
    500     Wisconsin (State of), 4.85%,. Housing & Economic
              Dev Auth Home Ownership Rev Ser G 09/01/2017
              (Housing (HFA's, etc.)............................ AA              520
                                                                             -------
                                                                               2,893
                                                                             -------
            Total municipal bonds
              (cost $70,202)....................................             $75,059
                                                                             =======

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD TAX-FREE NATIONAL FUND

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                          MARKET
AMOUNT                                            VALUE(B)
---------                                         --------
SHORT-TERM INVESTMENTS -- 2.8%
            MINNESOTA -- 2.8%
 $2,223     State Street Bank Tax Free Money
              Market,. Current
              rate -- 0.72% (Finance)...............  $ 2,223
                                                      -------

            Total short-term investments
              (cost $2,223).......................... $ 2,223
                                                      -------

            Total investments in securities
              (cost $72,425)(a)...................... $77,282
                                                      =======


STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
  Investments in securities, at value..............   $77,282
Receivables:
  Investment securities sold.......................     1,430
  Fund shares sold.................................       690
  Dividends and interest...........................     1,110
Other assets.......................................        99
                                                      -------

Total assets.......................................    80,611
                                                      -------

LIABILITIES
Payables:
  Investment securities purchased..................     2,365
  Fund shares redeemed.............................        15
  Payable for investment advisory and management
    fees. (Note 3)                                         48
  Payable for distribution fees (Note 3)...........         5
Accrued expenses...................................         2
                                                      -------

Total liabilities..................................     2,435
                                                      -------

Net assets.........................................   $78,176
                                                      =======


SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share; 100,000
  shares. authorized; 6,980 shares outstanding        $72,807
Accumulated undistributed net investment income.....       17
Accumulated net realized gain on investments........      495
Unrealized appreciation of investments in
  securities........................................    4,857
                                                      -------

Net assets..........................................  $78,176
                                                      =======


Class A
  Net asset value per share ($17,952 / 1,600 shares
    outstanding)...................................... $11.21
                                                       ------
  Maximum offering price per share ($11.21 / 95.5%)... $11.74
                                                       ======
Class B
  Net asset value per share ($5,538 / 497 shares
    outstanding)...................................... $11.15
                                                       ======
Class C
  Net asset value per share ($6,229 / 558 shares
    outstanding)...................................... $11.17
                                                       ------
Maximum offering price per share ($11.17 / 99.0%)..... $11.28
                                                       ======
Class E
  Net asset value per share ($36,176 / 3,227 shares
    outstanding)...................................... $11.21
                                                       ------
Maximum offering price per share ($11.21 / 95.5%)..... $11.74
                                                       ======
Class H
  Net asset value per share ($2,661 / 238 shares
    outstanding)...................................... $11.18
                                                       ======
Class L
  Net asset value per share ($7,495 / 670 shares
    outstanding)...................................... $11.19
                                                       ------
Maximum offering price per share ($11.19 / 95.5%)..... $11.72
                                                       ======
Class M
  Net asset value per share ($1,514 / 135 shares
    outstanding)...................................... $11.18
                                                       ======
Class N
  Net asset value per share ($610 / 55 shares
    outstanding)...................................... $11.16
                                                       ======
Class Y
  Net asset value per share ($1 / @@ shares
    outstanding)...................................... $11.22
                                                       ======

  (a) At April 30, 2003, the cost of securities for income tax purposes is $72,425 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation.........................  $5,002



   Unrealized depreciation.........................    (145)
                                                     ------



   Net unrealized appreciation.....................  $4,857
                                                     ======

  (b) See Note 2b of accompanying Noes to Financial Statements regarding valuation of securities.

  (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (d) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  (e) The cost of securities purchased on a when-issued basis at April 30, 2003, was $2,365.

   @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

    *  Moody's Rating.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD TAX-FREE NEW YORK FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING     VALUE(B)
---------                                                       ----------   ---------
MUNICIPAL BONDS -- 95.5%
            GENERAL OBLIGATIONS -- 13.1%
  $450      Elmira (City of), NY, 4.75%,. School Dist General
              Obligation FGIC Insured 06/15/2020................ AAA         $   464

   450      Mahopac (City of), NY, 5.00%,. Central School Dist
              General Obligation Ref Ser A477 MBIA Insured
              06/01/2019........................................ Aaa*             477
   425      New York (City of), NY, 5.75%,. Fiscal 2003
              General Obligation Ser I 03/01/2019............... A                456
                                                                              -------

                                                                                1,397
                                                                              -------

            HEALTH CARE/SERVICES -- 8.1%
   200      New York (State of), 5.00%, Dorm. Auth Rev
              Memorial Sloan-Kettering Ctr 07/01/2034........... AA               201
   450      New York (State of), 5.00%, Dorm. Auth Rev Mental
              Health Services Fac Ser B 02/15/2018.............. AA-              466
   100      New York (State of), 5.50%, Dorm. Auth Winthrop
              Univ. Hosp., 07/01/2023........................... Baa1*             99
   100      Westchester (County of), NY,. 6.375%, Industrial
              Dev Agency Continuing Care Retirement Mtg-Kendal
              on Hudson Proj-A 01/01/2024 (e)................... NR                98
                                                                              -------

                                                                                  864
                                                                              -------

            HIGHER EDUCATION (UNIV., DORMS, ETC.) -- 27.6%
   250      Dutchess (County of), NY, 5.00%,. Industrial Dev
              Agency Civic Fac Rev Ref Marist College Ser A
              07/01/2022........................................ Baa1*            245
   450      New York (State of), 5.00%, Dorm. Auth Lease Rev
              State Univ Dorm Fac 07/01/2032.................... AA-              457
   190      New York (State of), 5.00%, Dorm. Auth Rev Fordham
              University FGIC Insured 07/01/2020................ AAA              200
   400      New York (State of), 5.00%, Dorm. Auth Rev Mount
              St. Mary College 07/01/2027....................... AA               407
   450      New York (State of), 5.125%,. Dorm Auth Rev St.
              Barnabas Ser A FHA Insured 02/01/2022............. AAA              474
   425      New York (State of), 5.50%, Dorm. Auth Rev School
              Dist Financing Program Ser D MBIA Insured
              10/01/2017........................................ AAA              479
   400      New York (State of), 5.75%, Dorm. Auth Rev AMBAC
              Insured 07/01/2013................................ AAA              471
   200      Otsego (County of), NY, 6.00%,. Industrial Dev
              Agency Hartwick College Proj Ser A 07/01/2011..... Baa3*            223
                                                                              -------

                                                                                2,956
                                                                              -------

            HOUSING (HFA'S, ETC.) -- 4.4%
   425      New York (State of), 5.50%, Urban. Dev Corp Rev
              Personal Income Tax Ser C-1 FGIC Insured
              03/15/2017........................................ AAA             475
                                                                              -------
            INDUSTRIAL -- 8.1%
  $250      New York (City of), NY, 5.25%,. Industrial Dev
              Agency Civic Fac Rev American Council Learned
              Societie 07/01/2027............................... A1V*         $   259
   250      New York (City of), NY, 5.25%,. Industrial Dev
              Agency Civic Fac Rev YMCA of Greater NY Proj
              08/01/2021........................................ A-               254
   100      New York (City of), NY, 5.65%,. Industrial Dev
              Agency Rev Brooklyn Navy Yard Cogen Partners
              10/01/2028........................................ BBB-              93
   250      New York (City of), NY, 6.45%,. Industrial Dev
              Agency Civic Fac Rev Staten Island University
              Hosp Proj-C 07/01/2032............................ Baa3*            259
                                                                              -------
                                                                                  865
                                                                              -------

            MISCELLANEOUS -- 10.2%
   200      Children's Trust Fund, Puerto Rico,. 5.625%,
              Tobacco Settlement Rev 05/15/2043................. A-               159
   450      New York (City of), NY, 5.00%,. Transitional
              Financial Auth Ref Future Tax Secured Ser C
              08/01/2023........................................ AA               463
   400      New York (State of), 6.00%, Local. Assistance Corp
              Ref Ser E 04/01/2014.............................. AA               476
                                                                              -------
                                                                                1,098
                                                                              -------

            POLLUTION CONTROL -- 4.3%
   450      New York (State of), 5.00%,. Environmental Fac
              Corp Clean Water Ser C 07/15/2026................. AAA              465
                                                                              -------

            PUBLIC FACILITIES -- 4.2%
   450      St. Lawrence (County of), NY,. 5.00%, Industrial
              Dev Civic Fac Rev Clarkson University Proj
              07/01/2023........................................ A3*              453
                                                                              -------

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD TAX-FREE NEW YORK FUND

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING     VALUE(B)
---------                                                       ----------   ---------
MUNICIPAL BONDS -- (CONTINUED)
  TRANSPORTATION -- 13.1%
  $450      New York (State of), 5.00%, Triborough Bridge &
              Tunnel Auth Rev General Purpose Ser A 01/01/2032.. AA-          $   459
   450      New York (State of), 5.125%, Metropolitan
              Transportation Auth Rev Ser A 11/15/2031.........  A                460
   450      Port Auth of NY&NJ, 5.00%, 11/01/2021..............  AAA              479
                                                                              -------

                                                                                1,398
                                                                              -------

            UTILITIES -- ELECTRIC -- 2.4%
   250      New York (State of), 5.30%, Energy Research & Dev
              Auth Elec Fac Rev Adj-Long A-Island Lighting Co.
              Proj-A 08/01/2025...........................................        260
                                                                              -------

            Total municipal bonds
              (Cost $10,032)..............................................    $10,231
                                                                              =======

SHORT-TERM INVESTMENTS -- 5.0%
            FINANCE -- 5.0%
   532      Dreyfus Basic New York Municipal Money Market
              Fund, Current rate -- .92%..................................        532
                                                                              -------

            Total short-term investments (cost $532)......................    $   532
                                                                              =======

            Total investments in securities
              (cost $10,564)(a)...........................................    $10,763
                                                                              =======


STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value........................................   $10,763
Cash.......................................................................       164
Receivables:
  Fund shares sold.........................................................        27
  Dividends and interest...................................................       131
Other assets...............................................................        35
                                                                              -------

Total assets...............................................................    11,120
                                                                              -------

LIABILITIES
Payables:
  Investment securities purchased..........................................       396
  Payable for investment advisory and management fees (Note 3).............         5
  Payable for distribution fees (Note 3)...................................         1
Accrued expenses...........................................................         4
                                                                              -------

Total liabilities..........................................................       406
                                                                              -------

Net assets.................................................................   $10,714
                                                                              =======


SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share; 300,000
  shares authorized; 1,046 shares outstanding..............................    $10,461
Accumulated net realized gain on investments and
  foreign currency transactions............................................         54
Unrealized appreciation of investments in securities
  and the translations of assets and liabilities
  denominated in foreign currency..........................................        199
                                                                               -------

Net assets.................................................................    $10,714
                                                                               =======


Class A
  Net asset value per share ($8,372 / 817 shares
    outstanding)...........................................................   $   10.25
                                                                              ---------
  Maximum offering price per share ($10.25 / 95.5%)........................   $   10.73
                                                                              =========
Class B
  Net asset value per share ($1,045 / 102 shares
    outstanding)...........................................................   $   10.25
                                                                              =========
Class C
  Net asset value per share ($1,297 / 127 shares
    outstanding)...........................................................   $   10.25
                                                                              =========
  Maximum offering price per share ($10.25 / 99.0%)........................   $   10.35
                                                                              =========

  (a) At April 30, 2003, the cost of securities for federal income tax purposes is $10,564 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation.....................................................   $234
   Unrealized depreciation...........................                              (35)
                                                                                  ----
   Net unrealized appreciation...............................................     $199
                                                                                  ====

  (b) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (d) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  (e) The cost of securities purchased on a when-issued basis at April 30, 2003 was $98.

    *  Moody's Rating.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD TOTAL RETURN BOND FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING     VALUE(C)
---------                                                       ----------   --------
ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES -- 3.7%
            FINANCE -- 3.7%
$  1,800    American Express Credit Account Master Trust,
              Inc.
              5.95%, Ser 1999-2 Class A 12/15/2006............   AAA         $  1,885
   1,920    Capital Auto Receivables Asset. Trust
              3.82%, Ser 2002-2 Class A 07/15/2005............   AAA            1,960
   1,150    Chase Manhattan Auto Owner Trust
              3.49%, Ser 2002-A Class A3 03/15/2006...........   AAA            1,170
   2,850    Citibank Credit Card Master Trust I
              5.50%, Ser 1999-1 Class A 02/15/2006............   AAA            2,944
     600    Comed Transitional Funding Trust
              5.44%, Ser 1998-1 Class A5 03/25/2007...........   AAA              626
   2,710    Daimler Chrysler Auto Trust
              3.85%, Ser 2002-A Class A 04/06/2006............   AAA            2,785
   1,650    Ford Credit Auto Owner Trust
              4.29%, Ser 2003-A Class C 11/15/2007............   BBB            1,668
   2,400    Ford Credit Auto Owner Trust
              6.99%, Ser 2000-E Class B 02/15/2005............   AA-            2,465
   2,200    Honda Auto Receivables Owner Trust
              5.09%, Ser 2001-2 Class A4 10/18/2006...........   AAA            2,277
   2,046    LB-UBS Commercial Mortgage Trust
              2.72%, Ser 2003-C1 Class A1 03/15/2027..........   AAA            2,049
     750    PP&L Transition Bond Co
              6.83%, Ser 1999-1 Class A5 03/25/2007...........   AAA              798
     320    Soundview Home Equity Loan Trust, Inc.
              8.64%, Ser 2000-1 Class M1 05/25/2030...........   AA               343
                                                                             --------

                                                                               20,970
                                                                             --------

            Total asset backed and commercial mortgage
              securities (cost $20,966).......................               $ 20,970
                                                                             ========

CORPORATE BONDS: INVESTMENT GRADE -- 35.5%
            BASIC MATERIALS -- 3.4%
     850    BHP Billiton Finance USA B.V.
              4.80%, 04/15/2013...............................  A                 868
   1,240    Champion International Corp.
              7.20%, 11/01/2026...............................  BBB             1,432
     500    Cypress Amax Minerals Co.
              8.375%, 02/01/2023..............................  BBB-              502
   1,270    Domtar, Inc.
              7.875%, 10/15/2011..............................  BBB-            1,508
     720    Ferro Corp.
              7.125%, 04/01/2028..............................  BBB-              600
   1,200    Inco Ltd.
              7.75%, 05/15/2012...............................  BBB-            1,385
     430    International Paper Co.
              6.75%, 09/01/2011+..............................  BBB               487
     500    Mead Corp.
              7.55%, 03/01/2047...............................  BBB               561
     840    Olin Corp.
              9.125%, 12/15/2011..............................  BBB-              951
     440    Phelps Dodge Corp.
              8.75%, 06/01/2011...............................  BBB-              497
   2,130    Phelps Dodge Corp.
              9.50%, 06/01/2031...............................  BBB-            2,450
     400    Placer Dome, Inc.
              7.125%, 05/15/2003..............................  BBB+              401
     600    Placer Dome, Inc.
              7.125%, 06/15/2007..............................  BBB+              680
     640    Potash Corp. of Saskatchewan, Inc.
              7.125%, 06/15/2007..............................  BBB+              724
   1,025    Potash Corp. of Saskatchewan, Inc.
              7.75%, 05/31/2011...............................  BBB+            1,227
   1,900    Potlatch Corp.
              12.50%, 12/01/2009..............................  Baa3*           2,111
     675    Santa Fe Pacific Gold Corp.
              8.375%, 07/01/2005..............................  BBB               738
   2,000    Union Camp Corp.
              7.00%, 08/15/2006...............................  BBB             2,240
                                                                             --------

                                                                               19,362
                                                                             --------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING     VALUE(C)
---------                                                       ----------   --------
            CAPITAL GOODS -- 1.0%
$    550    International Game Technology
              8.375%, 05/15/2009..............................  BBB-         $    656
   1,045    Rockwell International Corp.
              5.20%, 01/15/2098...............................  A                 807
   1,500    Rockwell International Corp.
              6.70%, 01/15/2028...............................  A               1,657
   2,425    Tyco International Group S.A.
              3.125%, 01/15/2023(h)...........................  BBB-            2,458
                                                                             --------
                                                                                5,578
                                                                             --------

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD TOTAL RETURN BOND FUND

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING     VALUE(C)
---------                                                       ----------   --------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
 CONSUMER
 CYCLICAL -- 2.2%
$  1,200    CRH America, Inc.
              6.95%, 03/15/2012 ..............................  BBB+         $  1,363
   2,250    Daimler Chrysler N.A. Holding Corp.
              7.30%, 01/15/2012+ .............................  BBB+            2,558
   2,040    Diageo Capital plc
              3.375%, 03/20/2008..............................  A+              2,044
   2,080    Ford Motor Co.
              6.625%, 10/01/2028 .............................  BBB             1,696
   1,500    General Motors Corp.
              7.20%, 01/15/2011 ..............................  BBB             1,538
   1,335    Leggett & Platt, Inc.
              4.70%, 04/01/2013 ..............................  A+              1,347
   1,600    Meyer (Fred), Inc.
              7.375%, 03/01/2005 .............................  Baa3*           1,729
     300    Nine West Group, Inc.
              8.375%, Ser B 08/15/2005 .......................  BBB               334
                                                                             --------

                                                                               12,609
                                                                             --------
            CONSUMER STAPLES -- 1.9%
   1,370    Archer-Daniels-Midland Co.
              6.95%, 12/15/2097 ..............................  A+              1,605
   1,000    ConAgra Foods, Inc.
              2.02%, 09/10/2003(e) ...........................  BBB+            1,001
     625    ConAgra Foods, Inc.
              7.00%, 10/01/2028 ..............................  BBB+              703
   2,135    ConAgra Foods, Inc.
              7.50%, 09/15/2005 ..............................  BBB+            2,376
   1,580    PepsiAmericas, Inc.
              5.95%, 02/15/2006 ..............................  A-              1,716
   1,700    Weyerhaeuser Co.
              5.50%, 03/15/2005 ..............................  BBB             1,786
   1,200    Weyerhaeuser Co.
              5.95%, 11/01/2008 ..............................  BBB             1,311
                                                                             --------
                                                                               10,498
                                                                             --------

            ENERGY -- 2.4%
     740    Burlington Resources Finance Co.
              6.50%, 12/01/2011 ..............................  BBB+              841
   1,885    Burlington Resources Finance Co.
              6.68%, 02/15/2011 ..............................  BBB+            2,158
   1,275    Consolidated Natural Gas Co.
              5.375%, Ser B 11/01/2006 .......................  BBB+            1,374
   2,200    Consumers Energy Co.
              6.25%, 09/15/2006 ..............................  BBB-            2,409
     500    Lasmo (USA), Inc.
              7.50%, 06/30/2006 ..............................  AA                579
     300    Lasmo (USA), Inc.
              8.375%, 06/01/2023 .............................  AA                312
     650    Occidental Petroleum Corp.
              7.375%, 11/15/2008 .............................  BBB               754
     950    Ocean Energy, Inc.
              7.25%, 10/01/2011 ..............................  BBB-            1,112
     830    PanCanadian Petroleum Ltd.
              6.30%, 11/01/2011 ..............................  A-                925
   1,500    PanCanadian Petroleum Ltd.
              7.20%, 11/01/2031 ..............................  A-              1,792
   1,150    Repsol International Finance B.V.
              7.45%, 07/15/2005 ..............................  BBB             1,245
                                                                             --------
                                                                               13,501
                                                                             --------

            FINANCE -- 12.8%
     948    Abbey National plc
              6.69%, 10/17/2005 ..............................  A+              1,049
     910    Abbey National plc
              6.70%, 06/29/2049 ..............................  A               1,008
     800    Aetna, Inc.
              7.375%, 03/01/2006 .............................  BBB               889
     600    Aetna, Inc.
              7.875%, 03/01/2011 .............................  BBB               703
   2,950    Austria (Republic of) (Euro)
              4.30%, 07/15/2003 ..............................  AAA             3,303
   1,600    AvalonBay Communities, Inc. (REIT)
              8.25%, 07/15/2008 ..............................  BBB+            1,912
   2,400    Bear Stearns Co., Inc.
              5.70%, 11/15/2014 ..............................  A               2,560
     665    Bombardier Capital, Inc.
              6.125%, 06/29/2006(h) ..........................  BBB+              625
   2,650    Bundesschatzanweisungen (Euro)
              2.50%, 03/18/2005 ..............................  AAA             2,960
       4    Bundesschatzanweisungen (Euro)
              3.00%, 12/10/2004 ..............................  Aaa*                5
   5,400    Buoni Poliennali Del Tesoro (Euro)
              4.50%, 03/01/2007 ..............................  AA              6,346
   4,000    Buoni Poliennali Del Tesoro (Euro)
              4.50%, 07/15/2003 ..............................  AA              4,483
     960    Capital One Multi-Asset Execution Trust
              2.48%, Ser 2003-B1 Class B1 02/17/2009 .........  Aaa*              959
   3,200    Citigroup, Inc.
              5.875%, 02/22/2033 .............................  A+              3,284
   2,400    Credit Suisse First Boston USA, Inc.
              6.125%, 11/15/2011 .............................  A+              2,606
     700    Duke Realty Corp. (REIT)
              5.25%, 01/15/2010 ..............................  BBB+              737
     465    ERAC USA Finance Co.
              8.25%, 05/01/2005(h) ...........................  BBB+              507
   4,420    FleetBoston Financial Corp.
              7.25%, 09/15/2005 ..............................  A               4,927
   1,400    Ford Motor Credit Co.
              7.375%, 02/01/2011 .............................  BBB             1,419
   1,184    French Treasury Note (Euro)
              4.50%, 07/12/2003 ..............................  AAA             1,326

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING     VALUE(C)
---------                                                       ----------   --------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            FINANCE -- (CONTINUED)
$  2,500    General Electric Capital Corp.
              5.45%, 01/15/2013................................ AAA          $  2,655
     941    General Motors Acceptance Corp.
              6.125%, 09/15/2006+.............................. BBB               977
     850    Goldman Sachs Group, Inc.
              5.25%, 04/01/2013................................ A+                875
   4,250    KFW International Finance, Inc.
              2.60%, 03/15/2006................................ AAA             4,283
   3,570    KFW International Finance, Inc.
              3.00%, 09/15/2005................................ AAA             3,626
   1,440    Morgan Stanley Dean Witter & Co.
              7.75%, 06/15/2005................................ A+              1,609
   1,769    Morgan Stanley Dean Witter. Capital I
              4.09%, Ser 2002-IQ2 Class A1 12/15/2035.......... AAA             1,840
   1,032    Morgan Stanley Dean Witter. Capital I
              5.02%, Ser 2001-Top 5 Class A1 10/15/2035........ AAA             1,092
   1,019    Morgan Stanley Dean Witter. Capital I
              4.57%, Ser 2001-IQA Class A1 12/18/2032.......... AAA             1,069
   1,700    Morgan Stanley
              5.30%, 03/01/2013................................ A+              1,764
   4,300    New South Wales Treasury Corp. (Australian
              Dollar)
              7.00%, 04/01/2004(h)............................. AAA             2,744
     650    Shurgard Storage Centers, Inc.
              5.875%, 03/15/2013............................... BBB               663
     250    Southern Investments UK plc.
              6.80%, 12/01/2006................................ BBB               264
   1,750    TIAA Global Markets
              4.125%, 11/15/2007(h)............................ AAA             1,812
   3,400    United Mexican States
              4.625%, 10/08/2008............................... BBB-            3,448
     720    Wachovia Corp.
              7.55%, 08/18/2005................................ A                 808
     720    Wellpoint Health Networks, Inc.
              6.375%, 06/15/2006............................... A-                795
                                                                             --------

                                                                               71,932
                                                                             --------
$    680    HCA, Inc.
              6.95%, 05/01/2012................................ BBB-              731
     300    HCA, Inc.
              7.50%, 11/15/2095................................ BBB-              287
     785    HCR Manor Care, Inc.
              7.50%, 06/15/2006................................ BBB               843
     750    Humana, Inc.
              7.25%, 08/01/2006................................ BBB               808
   1,255    Manor Care, Inc.
              6.25%, 05/01/2013(h)............................. BBB             1,272
     640    Pharmacia Corp.
              6.50%, 12/01/2018................................ AAA               767
     600    Quest Diagnostics, Inc.
              6.75%, 07/12/2006+............................... BBB-              663
                                                                             --------
                                                                                5,371
                                                                             --------

            SERVICES -- 2.4%
   1,600    Aramark Services, Inc.
              7.10%, 12/01/2006................................ BBB-            1,731
   1,100    Clear Channel Communications, Inc.
              6.00%, 11/01/2006................................ BBB-            1,190
     735    Clear Channel Communications, Inc.
              7.25%, 09/15/2003................................ BBB-              748
     500    Cox Enterprises, Inc.
              7.875%, 09/15/2010(h)............................ BBB               588
     800    Cox Radio, Inc.
              6.375%, 05/15/2005............................... BBB               839
     500    FedEx Corp.
              6.625%, 02/12/2004............................... BBB               519
   1,200    Liberty Media Corp.
              5.70%, 05/15/2013................................ BBB-            1,206
   1,400    News America Holdings, Inc.
              7.70%, 10/30/2025................................ BBB-            1,582
     113    Paramount Communications, Inc.
              7.50%, 07/15/2023................................ A-                118
     590    Park Place Entertainment Corp.
              7.00%, 04/15/2013(h)............................. BBB-              605
     500    Scholastic Corp.
              5.00%, 04/15/2013(h)............................. BBB               500
   2,600    USA Networks, Inc.
              6.75%, 11/15/2005................................ BBB-            2,751
     960    Walt Disney Co.
              7.30%, 02/08/2005................................ BBB+            1,038
                                                                             --------
                                                                               13,415
                                                                             --------

            TECHNOLOGY -- 5.5%
   2,410    AOL Time Warner, Inc.
              3.34%, Zero Coupon Convertible 12/06/2019(f)..... BBB             1,440
     500    Apogent Technologies, Inc.
              8.00%, Ser B 04/01/2011.......................... BBB-              582
   3,700    AT&T Broadband Corp.
              8.375%, 03/15/2013............................... BBB             4,514
     411    AT&T Corp.
              8.50%, 11/15/2031................................ BBB+              458
     300    AT&T Corp.
              8.50%, 11/15/2031(h)............................. BBB+              334
   2,200    AT&T Wireless Services, Inc.
              7.50%, 05/01/2007................................ BBB             2,482
   2,200    British Telecommunications plc.
              8.875%, 12/15/2030............................... A-              2,927

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD TOTAL RETURN BOND FUND

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING     VALUE(C)
---------                                                       ----------   --------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
$  1,600    Deutsche Telekom International Finance B.V.
              8.25%, 06/15/2005 ..............................   BBB+        $  1,777
   2,250    Deutsche Telekom International Finance B.V.
              8.75%, 06/15/2030 ..............................  BBB+            2,780
     810    France Telecom S.A.
              10.00%, 03/01/2031 .............................  BBB-            1,077
   1,250    Lockheed Martin Corp.
              7.25%, 05/15/2006 ..............................  BBB             1,415
   1,600    Raytheon Co.
              8.20%, 03/01/2006 ..............................  BBB-            1,837
   1,165    Sprint Capital Corp.
              8.75%, 03/15/2032 ..............................  BBB-            1,276
   1,560    Time Warner, Inc.
              7.25%, 10/15/2017 ..............................  BBB+            1,698
   2,200    Verizon New York, Inc.
              6.875%, Ser A 04/01/2012 .......................  A+              2,535
   3,000    Vodafone Group plc
              7.75%, 02/15/2010 ..............................  A               3,625
                                                                             --------

                                                                               30,757
                                                                             --------

            TRANSPORTATION -- 0.3%
   1,650    Norfolk Southern Corp.
              7.875%, 02/15/2004 .............................  BBB             1,729
                                                                             --------

            UTILITIES -- 2.6%
     700    Appalachian Power Co.
              2.04%, 08/20/2003(e) ...........................  BBB               700
     250    Cleveland Electric Illuminating Co.
              7.13%, Ser B 07/01/2007 ........................  AAA               285
   2,040    Commonwealth Edison Co.
              4.70%, 04/15/2015 ..............................  A-              2,035
     850    Consolidated Edison Co. of New York
              5.875%, 04/01/2033 .............................  A+                890
     565    Detroit Edison Co.
              6.125%, 10/01/2010 .............................  A-                625
   1,175    Duke Energy Corp.
              3.75%, 03/05/2008 ..............................  A               1,187
     550    Duke Energy Corp.
              4.50%, 04/01/2010(h) ...........................  A                 563
   3,200    FPL Group Capital, Inc.
              3.25%, 04/11/2006 ..............................  A-              3,236
   1,900    Illinois Power Special Purpose Trust
              5.38%, Ser 1998-1 Class A5 06/25/2007 ..........  AAA             1,984
     200    Pacificorp
              6.12%, 01/15/2006 ..............................  A                 219
   2,400    Public Service Co. of Colorado
              4.875%, 03/01/2013(h) ..........................  BBB+            2,421
     125    Public Service Electric & Gas Co.
              7.00%, 09/01/2024 ..............................  AAA               130
     265    Westar Energy, Inc.
              8.50%, 07/01/2022 ..............................  BBB-              279
                                                                             --------

                                                                               14,554
                                                                             --------

            Total corporate bonds: investment grade (cost
              $188,465) ......................................               $199,306
                                                                             ========

CORPORATE BONDS: NON-INVESTMENT GRADE -- 6.1%
            BASIC MATERIALS -- 0.6%
     460    Abitibi-Consolidated, Inc.
              8.30%, 08/01/2005 ..............................  BB+               497
     850    Bowater, Inc.
              9.00%, 08/01/2009+ .............................  BB+               943
     530    Georgia-Pacific Corp.
              7.25%, 06/01/2028 ..............................  BB+               429

            BASIC MATERIALS -- (CONTINUED)
     350    Oregon Steel Mills, Inc.
              10.00%, 07/15/2009+ ............................  B+                333
   1,125    Owens-Brockway Glass Containers
              8.75%, 11/15/2012 ..............................  BB              1,201
     300    PolyOne Corp.
              6.875%, 12/01/2004(g) ..........................  B2*               285
                                                                             --------
                                                                                3,688
                                                                             --------

            CAPITAL GOODS -- 0.2%
     985    Xerox Corp.
              9.75%, 01/15/2009(h)+ ..........................  B+              1,118
                                                                             --------

            CONSUMER CYCLICAL -- 0.3%
     465    D.R. Horton, Inc.
              6.875%, 05/01/2013 .............................  BB                475
     665    Gap, Inc.
              6.90%, 09/15/2007 ..............................  BB+               705
     470    Millennium America, Inc.
              7.625%, 11/15/2026 .............................  BB+               439
                                                                             --------
                                                                                1,619
                                                                             --------

            ENERGY -- 0.7%
     500    Citgo Petroleum Corp.
              11.375%, 02/01/2011(h) .........................  B+                558
   1,500    Coastal Corp.
              7.625%, 09/01/2008 .............................  B               1,343
     450    Pioneer Natural Resources Co.
              6.50%, 01/15/2008 ..............................  BB+               489
   1,465    Pioneer Natural Resources Co.
              7.20%, 01/15/2028 ..............................  BB+             1,524
      80    Tesoro Petroleum Corp.
              9.00%, Ser B 07/01/2008+ .......................  B                  76
                                                                             --------
                                                                                3,990
                                                                             --------

            FINANCE -- 0.0%
     120    Interpool, Inc.
              7.20%, 08/01/2007 ..............................  BB                114
                                                                             --------

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING     VALUE(C)
---------                                                       ----------   --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
 SERVICES -- 0.8%
$    840    Allied Waste Industries, Inc.
              6.375%, 01/15/2008...............................  BB-         $    823
   1,560    Allied Waste Industries, Inc.
              9.25%, 09/01/2012(h).............................  BB-            1,708
   1,800    Starwood Hotels & Resorts Worldwide, Inc.
              7.375%, 05/01/2007...............................  BB+            1,881
                                                                             --------

                                                                                4,412
                                                                             --------

            TECHNOLOGY -- 2.1%
   1,030    British Sky Broadcasting Group plc
              8.20%, 07/15/2009................................ BB+             1,174
     455    Global Crossing Holdings Ltd.
              8.70%, 08/01/2007(a)(g).......................... NR                 14
   2,385    Global Crossing Holdings Ltd.
              9.50%, 11/15/2009(a)(g)+......................... NR                 75
   1,000    Global Crossing Holdings Ltd.
              9.625%, 05/15/2008(a)(g)......................... NR                 31
     500    KPNQwest N.V.
              8.125%, 06/01/2009(a)(g)......................... NR                 @@
   2,124    Lucent Technologies, Inc.
              6.45%, 03/15/2029................................ B-              1,561
     280    Lucent Technologies, Inc.
              6.50%, 01/15/2028................................ B-                204
   1,300    Marconi Corp. plc.
              7.75%, 09/15/2010(g)............................. Ca*               364
   5,272    Marconi Corp. plc.
              8.375%, 09/15/2030(g)............................ Ca*             1,476
     275    Nortel Networks Corp.
              4.25%, Conv. 09/01/2008.......................... B                 229
     320    PanAmSat Corp.
              6.375%, 01/15/2008............................... BB-               329
   1,625    PerkinElmer, Inc.
              8.875%, 01/15/2013(h)............................ BB-             1,751
   2,335    Qwest Corp.
              6.875%, 09/15/2033............................... B-              2,008
     250    Qwest Corp.
              7.25%, 10/15/2035................................ B-                223
     420    Shaw Communications, Inc.
              8.25%, 04/11/2010................................ BB+               455
   7,070    WorldCom, Inc.
              8.25%, 05/15/2031(a)............................. NR              1,997
                                                                             --------

                                                                               11,891
                                                                             --------

            TRANSPORTATION -- 0.1%
     280    Teekay Shipping Corp.
              8.32%, 02/01/2008................................ BB+               300
                                                                             --------

            UTILITIES -- 1.3%
   1,120    Kansas Gas & Electric Co.
              7.60%, 12/15/2003................................ BB+             1,137
     135    Kansas Gas & Electric Co.
              8.29%, 03/29/2016................................ BB-               136
     445    Mission Energy Holding Co.
              13.50%, 07/15/2008............................... B-                298
     850    Montana Power Co.
              7.30%, 12/01/2006(h)............................. B+                802
   1,700    Southern California Edison Co.
              7.125%, 07/15/2025+.............................. BB              1,653
     687    Southern California Edison Co.
              8.00%, 02/15/2007(h)............................. BB                749
     155    Tennessee Gas Pipeline Co.
              7.00%, 10/15/2028+............................... B+                141
   1,850    Transcontinental Gas Pipeline Corp.
              6.125%, 01/15/2005............................... B+              1,878
     500    Transcontinental Gas Pipeline Corp.
              7.25%, 12/01/2026................................ B+                495
                                                                             --------

                                                                                7,289
                                                                             --------

            Total corporate bonds: non-investment grade (cost
              $38,095)....................................................   $ 34,421
                                                                             ========

U.S. GOVERNMENT SECURITIES -- 46.4%
            FEDERAL HOME LOAN MORTGAGE -- 3.2%
  17,500    5.50% 2033....................................................     17,976
                                                                             --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 13.5%
$  3,070    2.15% 2005....................................................      3,075
   9,000    5.00% 2018....................................................      9,273
  29,000    5.50% 2033....................................................     29,788
  20,237    6.00% 2013 -- 2033............................................     21,140
   9,436    6.50% 2031 -- 2033............................................      9,859
   2,672    7.50% 2029 -- 2031............................................      2,849
                                                                             --------
                                                                               75,984
                                                                             --------

            GOVERNMENT NATIONAL MORTGAGE -- 7.4%
   3,706    6.00% 2032....................................................      3,883
  35,780    6.50% 2028 -- 2032............................................     37,633
                                                                             --------
                                                                               41,516
                                                                             --------

            OTHER DIRECT FEDERAL OBLIGATIONS -- 0.5%
     250    2.30% FHLB 2007(e)............................................        264
   2,750    2.24% FHLB 2005...............................................      2,756
                                                                             --------
                                                                                3,020
                                                                             --------

            U.S. TREASURY SECURITIES -- 21.8%
   8,900    1.75% 2004+...................................................      8,956
   6,515    3.00% 2007+...................................................      6,604
   1,450    3.25% 2007+...................................................      1,490
   2,000    3.50% 2006+...................................................      2,085
   3,300    3.875% 2013+..................................................      3,304
   5,150    4.25% 2010(i)+................................................      6,462
   1,325    4.375% 2007+..................................................      1,422
   2,150    4.625% 2006+..................................................      2,316
     830    4.875% 2012+..................................................        900
  15,240    5.00% 2011+...................................................     16,718
  18,245    5.375% 2031+..................................................     19,908

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD TOTAL RETURN BOND FUND

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
---------------------------------------------------------------

PRINCIPAL                                              MARKET
 AMOUNT                                               VALUE(C)
---------                                             --------
U.S. GOVERNMENT SECURITIES -- (CONTINUED)
            U.S. TREASURY SECURITIES -- (CONTINUED)
$ 26,400    5.875% 2005+............................  $ 29,087
   1,780    6.00% 2009+.............................     2,060
   1,000    6.50% 2006+.............................     1,142
   1,350    6.625% 2007+............................     1,565
     500    6.75% 2005+.............................       552
   7,865    6.875% 2006 -- 2025+....................     9,366
   6,770    7.25% 2016+.............................     8,730
                                                      --------

                                                       122,667
                                                      --------

            Total U.S. government securities
              (cost $257,140).......................  $261,163
                                                      ========
 SHARES
---------
COMMON STOCK -- 0.1%
            TECHNOLOGY -- 0.1%
      @@    AT&T Canada, Inc. Class A Voting
              Shares(a).............................         6
      11    AT&T Canada, Inc. Class B Ltd.
              Voting Shares(a)......................       303
       2    WilTel Communcations, Inc.(a)...........        25
                                                      --------

            Total common stock
              (cost $289)...........................  $    334
                                                      ========

PREFERRED STOCKS -- 0.1%
            CAPITAL GOODS -- 0.1%
       9    Xerox Corp., Conv. 7.50%(h).............       562
                                                      --------

            Total preferred stocks
              (cost $425)...........................  $    562
                                                      --------

            Total long-term investments
              (cost $505,380).......................  $516,756
                                                      ========

PRINCIPAL
 AMOUNT
---------

SHORT-TERM INVESTMENTS -- 39.4%
            COLLATERAL FOR SECURITIES LENDING -- 21.8%
$122,438    Navigator Prime Portfolio...............  $122,438
                                                      --------

            FINANCE -- 17.6%
  29,204    Joint Repurchase Agreement
              1.25% due 05/01/2003 (Note 2f)........  $ 29,204
  70,000    US Treasury Bill
              1.10% due 05/15/2003..................    69,926
                                                      --------

                                                        99,130
            Total short-term investments
              (cost $221,568).......................  $221,568
                                                      ========

            Total investments in securities
              (cost $726,948)(b)....................  $738,324
                                                      ========


STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value.................  $738,324
Foreign currency on deposit with custodian (cost
  $5,444)...........................................     2,502
Unrealized appreciation in forward foreign currency
  contracts.........................................         9
Receivables:
  Investment securities sold........................    13,463
  Fund shares sold..................................     3,102
  Dividends and interest............................     6,009
Other assets........................................       238
                                                      --------

Total assets........................................   763,647
                                                      --------

LIABILITIES
Payables:
  Payable upon return of securities loaned (Note
    2)..............................................   122,438
  Investment securities purchased...................    75,215
  Fund shares redeemed..............................     3,205
  Payable for investment advisory and management
    fees (Note 3)...................................       291
  Payable for distribution fees (Note 3)............        61
Accrued expenses....................................        94
                                                      --------

Total liabilities...................................   201,304
                                                      --------

Net assets..........................................  $562,343
                                                      ========


SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share; 300,000
  shares. authorized; 50,288 shares outstanding.....  $537,753
Accumulated undistributed net investment income.....     1,148
Accumulated net realized gain on investments and
  foreign currency transactions.....................    11,983
Unrealized appreciation of investments in securities
  and the translations of assets and liabilities
  denominated in foreign currency...................    11,459
                                                      --------
Net assets..........................................  $562,343
                                                      ========

Class A
  Net asset value per share ($268,696 / 24,020 shares
    outstanding)......................................  $11.19
                                                        ------
  Maximum offering price per share ($11.19 / 95.5%)...  $11.72
                                                        ======
Class B
  Net asset value per share ($116,505 / 10,463 shares
    outstanding)......................................  $11.14
                                                        ======
Class C
  Net asset value per share ($124,555 / 11,147 shares
    outstanding)......................................  $11.17
                                                        ------
  Maximum offering price per share ($11.17 / 99.0%)...  $11.28
                                                        ======
Class Y
  Net asset value per share ($52,587 / 4,658 shares
    outstanding)......................................  $11.29
                                                        ======

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

  (a) Presently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

  (b) At April 30, 2003, the cost of securities for federal income tax purposes is $727,345 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation.........................  $17,139
   Unrealized depreciation.........................   (6,160)
                                                     -------
   Net unrealized appreciation.....................  $10,979
                                                     =======

  (c) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.40% of total net assets as of April 30, 2003.

  (e) Variable rate securities; the yield reported is the rate in effect as of April 30, 2003.

  (f) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  (g) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other
       "accredited investors". These investments have been identified by portfolio management as illiquid securities:

    PERIOD    PRINCIPAL                                      COST
   ACQUIRED    AMOUNT                 SECURITY              BASIS
   --------   ---------               --------              ------
   2001        $1,000     Global Crossing Holdings Ltd.,
                          due 2008......................... $  935
   2001           455     Global Crossing Holdings,Ltd.,
                          due 2007.........................    183
   2001         2,385     Global Crossing Holdings Ltd.,
                          due 2009.........................  1,297
   2001-2002      500     KPN Qwest N.V. due 2009..........    294
   2001         1,300     Marconi Corp. plc, due 2010......    559
   2001         5,272     Marconi Corp. plc, due 2030......  3,091

  (h) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other
       'accredited investors. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2003, was $22,302, which represents
       3.97% of total net assets.

  (i) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

    + Security is fully or partially on loan as of April 30, 2003. See Note 2d of accompanying Notes to Financial Statements.

   @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

    *  Moody's Rating.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT APRIL 30, 2003

                                                  CONTRACT         DELIVERY           UNREALIZED
DESCRIPTION                  MARKET VALUE          AMOUNT            DATE            APPRECIATION
-----------                  ------------         --------         ---------         ------------
Euro (Buy)                      $3,009             $3,000           5/5/2003              $9

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE(B)
---------                                                       --------
U.S. GOVERNMENT SECURITIES -- 98.5%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 35.7%
            MORTGAGE BACKED SECURITIES:
 $ 9,402    5.50% 2032........................................  $  9,679
   6,585    6.00% 2032........................................     6,858
  28,625    6.50% 2031........................................    30,805
     667    7.00% 2029 -- 2031................................       703
     346    9.00% 2022........................................       387
       6    10.50% 2015.......................................         6
      59    11.25% 2013.......................................        68
     169    11.50% 2015 -- 2019...............................       194
     151    11.75% 2010 -- 2011...............................       173
      41    12.50% 2019.......................................        48
                                                                --------

                                                                  48,921
                                                                --------

            NOTES:
  30,600    4.75% 2012........................................    31,018
   5,500    5.125% 2012.......................................     5,906
  15,000    5.25% 2012........................................    15,561
  14,200    6.25% 2032........................................    16,377
                                                                --------

                                                                  68,862
                                                                --------

            REMIC -- INTEREST ONLY:
   6,280    8.23%, Ser 2498 Class LI 2014(e)..................       763
                                                                --------

            REMIC -- PAC'S:
   9,500    5.75%, Ser 2131 Class BH 2024.....................     9,859
   8,500    6.00%, Ser 2413 Class QJ 2027.....................     8,868
   8,000    6.50%, Ser 2351 Class PX 2030.....................     8,407
                                                                --------

                                                                  27,134
                                                                --------

                                                                 145,680
                                                                --------

            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 33.4%

            MORTGAGE BACKED SECURITIES:
  25,809    5.50% 2015 -- 2032................................    26,592
   2,293    5.85% 2009........................................     2,528
   2,850    5.89% 2008........................................     3,130
  35,892    6.00% 2016 -- 2032................................    37,433
   1,378    6.01% 2009........................................     1,529
   2,744    6.36% 2008........................................     3,071
   4,001    6.50% 2013 -- 2015................................     4,242
   5,741    6.52% 2008........................................     6,446
   1,827    6.63% 2005........................................     1,973
   6,166    7.184% 2006.......................................     6,912
     546    7.50% 2030........................................       582
     110    8.00% 2025........................................       121
     141    8.50% 2022........................................       154
      45    9.00% 2020........................................        50
     162    9.75% 2020........................................       183
     250    10.00% 2020.......................................       289
     121    10.50% 2012 -- 2018...............................       139
      37    10.75% 2013.......................................        41
     604    11.00% 2015 -- 2020...............................       697
      93    11.25% 2013.......................................       104
      29    11.50% 2015.......................................        33
      73    12.00% 2011 -- 2016...............................        85
     147    12.50% 2015.......................................       173
                                                                --------

                                                                  96,507
                                                                --------

            NOTES:
   5,800    4.375% 2012.......................................     5,868
                                                                --------

            REMIC -- INTEREST ONLY:
   4,080    8.77%, Ser 2002 -- 54 Class IJ 2022(e)............     1,024
   2,595    8.892%, Ser 2002 -- 56 Class IQ 2025(e)...........       212
                                                                --------

                                                                   1,236
                                                                --------
            REMIC-PAC'S:
 $13,603    6.00%, Ser 2001 -- 64 Class QE 2027...............    14,209
   9,500    6.00%, Ser 2001 -- 67 Class PC 2026...............     9,811
   8,000    6.50%, Ser 2002 -- 21 Class PE 2032...............     8,609
                                                                --------
                                                                  32,629
                                                                --------
                                                                 136,240
                                                                --------

            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 6.4%
            MORTGAGE BACKED SECURITIES:
  22,481    6.50% 2031 -- 2032................................    23,641
     420    7.00% 2030........................................       445
     526    8.00% 2017 -- 2022................................       578
   1,131    9.50% 2016 -- 2019................................     1,276
     105    11.00% 2015 -- 2018...............................       122
                                                                --------
                                                                  26,062
                                                                --------

            OTHER DIRECT FEDERAL OBLIGATIONS -- 3.0%
            FEDERAL HOME LOAN BANK:
  10,750    5.75% 2012........................................    12,081
                                                                --------

            U.S. TREASURY SECURITIES -- 20.0%
  12,850    3.50% 2011(d).....................................    14,963
   2,300    3.625% 2028(d)....................................     3,016
   1,950    3.875% 2009(d)....................................     2,445
   3,100    4.25% 2010(d).....................................     3,890
  21,100    7.25% 2016........................................    27,210
  22,700    7.50% 2016........................................    29,893
                                                                --------
                                                                  81,417
                                                                --------
            Total U.S. government securities
              (cost $390,823).................................. $401,480
                                                                ========
SHORT-TERM INVESTMENTS -- 2.0%
            COLLATERAL FOR SECURITIES LENDING -- 1.3%
   5,395    Boston Global Investment Trust.....................    5,395
                                                                --------

            FINANCE -- 0.7%
   2,695    Joint Repurchase Agreement,
              1.25%, 05/01/2003 (Note 2f)......................    2,695
                                                                --------
            Total short-term investments
              (cost $8,090).................................... $  8,090
                                                                --------
            Total investments in securities
              (cost $398,913)(a)............................... $409,570
                                                                ========

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value.................  $409,570
Receivables:
  Investment securities sold........................         4
  Fund shares sold..................................     1,229
  Dividends and interest............................     4,038
Other assets........................................       188
                                                      --------

Total assets........................................   415,029
                                                      --------

LIABILITIES
Payables:
  Payable upon return of securities loaned (Note 2).     5,395
  Fund shares redeemed..............................     1,590
  Payable for investment advisory and management
    fees (Note 3)...................................       239
  Payable for distribution fees (Note 3)............        30
Accrued expenses....................................        32
                                                      --------

Total liabilities...................................     7,286
                                                      --------

Net assets..........................................  $407,743
                                                      ========

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share; 100,000
  shares authorized; 40,790 shares outstanding......  $422,589
Accumulated undistributed net investment income.....       269
Accumulated net realized loss on investments........   (25,772)
Unrealized appreciation of investments in
  securities........................................    10,657
                                                      --------

Net assets..........................................  $407,743
                                                      ========
Class A
  Net asset value per share ($89,636 / 8,954
    shares outstanding).............................  $10.01
                                                      ------
  Maximum offering price per share
    ($10.01 / 95.5%)..............................    $10.48
                                                      ======
Class B
  Net asset value per share ($54,029 / 5,418
    shares outstanding)...........................    $ 9.97
                                                      ======
Class C
  Net asset value per share ($48,217 / 4,836
    shares outstanding)...........................    $ 9.97
                                                     ------
  Maximum offering price per share
    ($9.97 / 99.0%)...............................    $10.07
                                                      ======
Class E
  Net asset value per share ($152,054 / 15,206
    shares outstanding)...........................    $10.00
                                                      ------
  Maximum offering price per share
    ($10.00 / 95.5%)..............................    $10.47
                                                      ======
Class H
  Net asset value per share ($8,141 / 817 shares
    outstanding)..................................    $ 9.97
                                                      ======
Class L
  Net asset value per share ($47,801 / 4,778
    shares outstanding)...........................    $10.01
                                                      ------
  Maximum offering price per share
    ($10.01 / 95.5%)..............................    $10.48
                                                      ======
Class M
  Net asset value per share ($6,200 / 622 shares
    outstanding)..................................    $ 9.97
                                                      ======
Class N
  Net asset value per share ($1,664 / 167 shares
    outstanding)..................................    $ 9.98
                                                      ======
Class Y
  Net asset value per share ($1 / @@ shares
    outstanding)..................................    $10.02
                                                      ======

  (a) At April 30, 2003, the cost of securities for income tax purposes is $399,189 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation.........................  $11,744
   Unrealized depreciation.........................   (1,363)
                                                     -------
   Net unrealized appreciation.....................  $10,381
                                                     =======

  (b) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (d) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

  (e) The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at April 30, 2003.

   + Security is fully or partially on loan as of April 30, 2003. See Note 2d of accompanying Notes to Financial Statements.

   @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD VALUE FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- 97.1%
            BASIC MATERIALS -- 6.6%
     21     Alcoa, Inc. ......................................  $   477
     20     Ashland, Inc. (with rights).......................      599
     20     DuPont (E.I.) de Nemours & Co. ...................      863
     10     Kimberly-Clark Corp. .............................      483
     10     Nucor Corp. (with rights).........................      388
     10     Stanley Works.....................................      245
                                                                -------

                                                                  3,055
                                                                -------

            CAPITAL GOODS -- 3.0%
      7     Illinois Tool Works, Inc. ........................      435
     45     Teradyne, Inc. (with rights)(a)...................      521
     27     Tyco International Ltd. (with rights).............      426
                                                                -------

                                                                  1,382
                                                                -------

            CONSUMER CYCLICAL -- 6.1%
     34     AutoNation, Inc.(a)...............................      467
     13     Caterpillar, Inc. (with rights)...................      679
     44     Dollar General Corp. (with rights)................      641
     19     McDonald's Corp. .................................      325
     14     NIKE, Inc. Class B................................      728
                                                                -------

                                                                  2,840
                                                                -------

            CONSUMER STAPLES -- 5.0%
     21     Kellogg Co. ......................................      684
     23     PepsiCo, Inc. ....................................      987
     13     Weyerhaeuser Co. .................................      665
                                                                -------

                                                                  2,336
                                                                -------

            ENERGY -- 9.6%
     12     Chevron Texaco Corp. (with rights)................      741
     67     Exxon Mobil Corp. ................................    2,351
     27     GlobalSantaFe Corp. ..............................      576
     23     National Fuel Gas Co. ............................      537
      6     Progress Energy, Inc. ............................      238
                                                                -------

                                                                  4,443
                                                                -------

            FINANCE AND INSURANCE -- 32.3%
     21     ACE Ltd. ADR (with rights)........................      691
     10     Archstone-Smith Trust (REIT)......................      232
     20     Bank of America Corp. ............................    1,481
     12     Bank One Corp. ...................................      440
     11     Chubb Corp. (with rights).........................      561
     11     CIGNA Corp. (with rights).........................      570
     55     Citigroup, Inc. ..................................    2,159
     12     Fannie Mae........................................      854
      9     Goldman Sachs Group, Inc. ........................      683
     10     Marsh & McLennan Companies, Inc. (with rights)....      496
     46     National City Corp. ..............................    1,378
      9     PNC Financial Services Group, Inc. (with rights)..      395
     27     St. Paul Companies, Inc. .........................      931
     10     StanCorp Financial Group, Inc. ...................      515
     47     Washington Mutual, Inc. (with rights).............    1,851
     36     Wells Fargo & Co. (with rights)...................    1,747
                                                                -------

                                                                 14,984
                                                                -------

            HEALTH CARE -- 5.2%
     10     Bard (C.R.), Inc. (with rights)...................      627
     24     CVS Corp. ........................................      586
     34     Pfizer, Inc. (with rights)........................    1,038
      9     Schering-Plough Corp. (with rights)...............      154
                                                                -------

                                                                  2,405
                                                                -------

            SERVICES -- 3.1%
     32     Comcast Corp. Special Class A(a)..................      950
     22     Republic Services, Inc.(a)........................      474
                                                                -------

                                                                  1,424
                                                                -------

            TECHNOLOGY -- 19.8%
     34     Agere Systems, Inc. Class A(a)....................       61
     50     AOL Time Warner, Inc. (with rights)(a)............      681
     35     Applied Materials, Inc.(a)........................      505
     20     AT&T Corp. .......................................      339
     16     Beckman Coulter, Inc. (with rights)...............      622
     42     BellSouth Corp. (with rights).....................    1,068
     16     Emerson Electric Co. (with rights)................      832
     32     Hewlett-Packard Co. ..............................      516
     54     Intel Corp. ......................................      995
     47     Nokia Oyj ADR.....................................      776
     61     SBC Communications, Inc. .........................    1,434
     36     Verizon Communications, Inc. .....................    1,327
                                                                -------

                                                                  9,156
                                                                -------
            TRANSPORTATION -- 3.0%
     23     Shell Transport & Trading Co. plc ADR.............  $   834
     36     Southwest Airlines Co. (with rights)..............      571
                                                                -------
                                                                  1,405
                                                                -------

            UTILITIES -- 3.4%
      7     Dominion Resources, Inc. .........................      405
     16     Exelon Corp. .....................................      849
     10     Scana Corp. ......................................      305
                                                                -------
                                                                  1,559
                                                                -------
            Total common stock
              (cost $49,165)..................................  $44,989
                                                                =======

PRINCIPAL
AMOUNT
---------
SHORT-TERM INVESTMENTS -- 3.1%
            FINANCE -- 3.1%
 $1,447     Joint Repurchase Agreement, 1.27% due 05/01/2003
              (Note 2f).......................................  $ 1,447
                                                                -------
            Total short-term investments
              (cost $1,447)...................................  $ 1,447
                                                                =======
            Total investments in securities
              (cost $50,612)(b)...............................  $46,436
                                                                =======

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value................  $46,436
Cash...............................................       @@
Receivables:
  Fund shares sold.................................       71
  Dividends and interest...........................      128
Other assets.......................................       27
                                                     -------

Total assets.......................................   46,662
                                                     -------

LIABILITIES
Payables:
  Investment securities purchased..................      141
  Fund shares redeemed.............................      116
  Payable for investment advisory and management
    fees (Note 3)..................................       29
  Payable for distribution fees (Note 3)...........        5
Accrued expenses...................................       31
                                                     -------

Total liabilities..................................      322
                                                     -------

Net assets.........................................  $46,340
                                                     =======


SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share; 300,000
  shares authorized; 5,994 shares outstanding......  $57,467
Accumulated undistributed net investment income....      151
Accumulated net realized loss on investments.......   (7,102)
Unrealized depreciation of investments in
  securities.......................................   (4,176)
                                                     -------

Net assets.........................................  $46,340
                                                     =======


Class A
  Net asset value per share ($31,369 / 4,049 shares
    outstanding)...................................  $7.75
                                                     -----
  Maximum offering price per share ($7.75 / 94.5%).  $8.20
                                                     =====
Class B
  Net asset value per share ($5,602 / 729 shares
    outstanding)...................................  $7.69
                                                     =====
Class C
  Net asset value per share ($9,131 / 1,186 shares
    outstanding)...................................  $7.70
                                                     -----
  Maximum offering price per share ($7.70 / 99.0%).  $7.78
                                                     =====
Class Y
  Net asset value per share ($238 / 30 shares
    outstanding)...................................  $7.78
                                                     =====

  (a)  Presently non-income producing.

  (b) At April 30, 2003, the cost of securities for federal income tax purposes is $50,717 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation.........................  $ 1,608
   Unrealized depreciation.........................   (5,889)
                                                     -------
   Net unrealized depreciation.....................  $(4,281)
                                                     =======

  (c) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 3.47% of total net assets as of April 30, 2003.

   @@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD VALUE OPPORTUNITIES FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- 97.7%
            BASIC MATERIALS -- 10.0%
   102      Abitibi-Consolidated, Inc. .......................  $   713
    50      Alcoa, Inc. ......................................    1,135
    16      Engelhard Corp. (with rights).....................      381
    41      IMC Global, Inc. (with rights)....................      374
    23      Michelin (C.G.D.E.) Class B.......................      840
    26      Smurfit-Stone Container Corp. (with rights)(a)....      371
                                                                -------

                                                                  3,814
                                                                -------

            CAPITAL GOODS -- 8.4%
    57      Axcelis Technologies, Inc.(a).....................      325
    72      Bombardier, Inc. .................................      175
    33      Flowserve Corp.(a)................................      502
     7      IHC Caland N.V. ..................................      351
    38      Teradyne, Inc. (with rights)(a)...................      437
    91      Tyco International Ltd. (with rights).............    1,412
                                                                -------

                                                                  3,202
                                                                -------

            CONSUMER CYCLICAL -- 13.6%
     6      Avery Dennison Corp. (with rights)................      291
     6      Beazer Homes USA, Inc.(a)+........................      414
    19      Blockbuster, Inc. Class A.........................      334
    @@      CEC Entertainment, Inc.(a)........................        3
    36      Foot Locker, Inc. ................................      394
    37      Kroger Co. (with rights)(a).......................      526
    10      M.D.C. Holdings, Inc. ............................      466
    22      Pier 1 Imports, Inc. .............................      403
    18      Ross Stores, Inc. ................................      667
    61      TJX Companies, Inc. ..............................    1,165
    21      Toll Brothers, Inc.(a)............................      486
                                                                -------

                                                                  5,149
                                                                -------

            CONSUMER STAPLES -- 1.5%
     8      Constellation Brands, Inc. Class A(a).............      212
    11      EnCana Corp. .....................................      375
                                                                -------

                                                                    587
                                                                -------

            ENERGY -- 5.4%
    16      Devon Energy Corp. ...............................      742
    19      GlobalSantaFe Corp. ..............................      410
    10      Petroleo Brasileiro S.A. ADR......................      180
     5      Progress Energy, Inc. ............................      196
    12      Royal Dutch Petroleum Co. NY Shares...............      507
                                                                -------

                                                                  2,035
                                                                -------

            FINANCE AND INSURANCE -- 31.5%
    20      ACE Ltd. ADR (with rights)........................      652
     5      CIGNA Corp. (with rights).........................      267
    34      CIT Group, Inc. ..................................      684
    50      Citigroup, Inc. ..................................    1,969
    27      Fannie Mae........................................    1,940
     9      Freddie Mac.......................................      544
    39      Hibernia Corp. Class A............................      699
     8      MBIA, Inc. .......................................      376
    28      Oxford Health Plans, Inc.(a)......................      831
    14      Platinum Underwriters Holdings Ltd. ..............      376
    36      RenaissanceRe Holdings Ltd. ADR...................    1,594
     6      Rent-A-Center, Inc.(a)............................      405
    10      St. Paul Companies, Inc. .........................      330
    27      Travelers Property Casualty Corp. Class B.........      437
    21      UnionBanCal Corp. ................................      844
                                                                -------

                                                                 11,948
                                                                -------
            HEALTH CARE -- 7.5%
    19      Aventis S.A. ADR..................................      931
     9      HCA, Inc. ........................................      295
    22      Health Net, Inc. (with rights)(a).................      577
    11      Pfizer, Inc. (with rights)........................      344
     8      Triad Hospitals, Inc.(a)..........................      183
     1      Wellchoice, Inc.(a)...............................       11
    12      Wyeth (with rights)...............................      514
                                                                -------
                                                                  2,855
                                                                -------

            SERVICES -- 6.5%
    29      BearingPoint, Inc. (with rights)(a)...............      238
    61      Comcast Corp. Special Class A(a)..................    1,834
    98      UnitedGlobalCom, Inc. Class A(a)+.................      377
                                                                -------
                                                                  2,449
                                                                -------

            TECHNOLOGY -- 10.8%
    61      AOL Time Warner, Inc. (with rights)(a)............      832
    33      Arrow Electronics, Inc.(a)........................      562
     9      Cox Communications, Inc. Class A(a)...............      284
    22      Fairchild Semiconductor Corp. Class A(a)..........      265
    15      Intel Corp. ......................................      276
    11      International Business Machines Corp. ............      934
    92      McLeodUSA, Inc. Class A(a)+.......................       57
     9      SBC Communications, Inc. .........................      201
    12      Seagate Technology(a).............................      146
    53      Solectron Corp. (with rights)(a)..................      170
    28      Vishay Intertechnology, Inc.(a)...................      356
                                                                -------
                                                                  4,083
                                                                -------

            TRANSPORTATION -- 2.5%
     5      Canadian National Railway Co. ....................      238
    29      Continental Airlines, Inc. Class B (with
              rights)(a)+                                           262
     5      Delta Air Lines, Inc. (with rights)...............       64
    33      ExpressJet Holdings, Inc.(a)......................      378
                                                                -------
                                                                    942
                                                                -------
            Total common stock................................
              (cost $37,917)                                    $37,064
                                                                =======

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE(C)
---------                                                       --------
SHORT-TERM INVESTMENTS -- 5.0%
            COLLATERAL FOR SECURITIES LENDING -- 2.8%
 $1,046     Boston Global Investment Trust....................  $ 1,046
                                                                -------

            FINANCE -- 2.2%
    846     Joint Repurchase Agreement,
              1.27% due 05/01/2003 (Note 2f)..................      846
                                                                -------

            Total short-term investments
              (cost $1,892)...................................  $ 1,892
                                                                =======

            Total investments in securities
              (cost $39,809)(b) ..............................  $38,956
                                                                =======


STATEMENT OF ASSETS AND LIABILITIES:
ASSETS
Investments in securities, at value...........................  $38,956
Cash..........................................................        1
Receivables:
  Investment securities sold..................................      273
  Fund shares sold............................................       11
  Dividends and interest......................................       53
Other assets..................................................       63
                                                                -------
Total assets..................................................   39,357
                                                                -------
LIABILITIES
Payables:
  Payable upon return of securities loaned (Note
    2)........................................................    1,046
  Investment securities purchased.............................      282
  Fund shares redeemed........................................       30
  Payable for investment advisory and management
    fees (Note 3).............................................       29
  Payable for distribution fees (Note 3)......................        4
Accrued expenses..............................................        8
                                                                -------
Total liabilities.............................................    1,399
                                                                -------
Net assets....................................................  $37,958
                                                                =======

SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.001 per share; 100,000
  shares authorized; 3,904 shares outstanding                   $ 49,901
Accumulated undistributed net investment loss.................       (80)
Accumulated net realized loss on investments and
  foreign currency transactions...............................   (11,010)
Unrealized depreciation of investments in
  securities and the translations of assets and
  liabilities denominated in foreign currency.................      (853)
                                                                --------

Net assets....................................................  $ 37,958
                                                                ========


Class A
  Net asset value per share ($2,811 / 283 shares
    outstanding)..............................................  $ 9.92
                                                                ------
  Maximum offering price per share
    ($9.92 / 94.5%)...........................................  $10.50
                                                                ======
Class B
  Net asset value per share ($735 / 78 shares
    outstanding)..............................................  $ 9.44
                                                                ======
Class C
  Net asset value per share ($648 / 69 shares
    outstanding)..............................................  $ 9.45
                                                                ------
  Maximum offering price per share
    ($9.45 / 99.0%)...........................................  $ 9.55
                                                                ======
Class H
  Net asset value per share ($5,606 / 593 shares
    outstanding)..............................................  $ 9.45
                                                                ======
Class L
  Net asset value per share ($19,686 / 1,984
    shares outstanding).......................................  $ 9.92
                                                                ------
  Maximum offering price per share
    ($9.92 / 95.25%)..........................................  $10.41
                                                                ======
Class M
  Net asset value per share ($6,800 / 720 shares
    outstanding)..............................................  $ 9.45
                                                                ======
Class N
  Net asset value per share ($1,671 / 177 shares
    outstanding)..............................................  $ 9.46
                                                                ======
Class Y
  Net asset value per share ($1 / @@ shares
    outstanding)..............................................  $ 9.97
                                                                ======

  (a)  Presently non-income producing.

  (b) At April 30, 2003, the cost of securities for federal income tax purposes is $40,734 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation....................................  $ 2,953



   Unrealized depreciation....................................   (4,731)



                                                                -------
   Net unrealized depreciation................................  $(1,778)
                                                                =======

  (c) See Note 2b of accompanying Notes of Financial Statements regarding valuation of securities.

  (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.35% of total net assets as of April 30, 2003.

    + Security is fully or partially on loan as of April 30, 2003. See Note 2d of accompanying Notes to Financial Statements.

   @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

The accompanying notes are an integral part of this financial statement.

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 STATEMENT OF OPERATIONS
 FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                                   THE HARTFORD
                                                              THE HARTFORD           CAPITAL
                                                                ADVISERS           APPRECIATION
                                                                  FUND                 FUND
                                                              ------------         ------------
INVESTMENT INCOME:
  Dividends.................................................    $ 12,950            $  20,186
  Interest..................................................      21,578                2,722
  Securities lending........................................         148                  271
  Less: Foreign tax withheld................................          --                 (378)
                                                                --------            ---------
    Total investment income.................................      34,676               22,801
                                                                --------            ---------
EXPENSES:
  Investment advisory fees..................................       7,155               11,272
  Transfer agent fees.......................................       3,907                5,783
  Distribution fees
    Class A.................................................       2,086                2,813
    Class B.................................................       2,765                4,358
    Class C.................................................       2,050                3,647
    Class H.................................................          --                   --
    Class L.................................................          --                   --
    Class M.................................................          --                   --
    Class N.................................................          --                   --
  Custodian fees............................................          18                  284
  Accounting services.......................................         222                  332
  Registration and filing fees..............................         163                  264
  Board of Director's fees..................................          15                   20
  Other expenses............................................         920                1,258
                                                                --------            ---------
    Total expenses, (before reimbursements and waivers).....      19,301               30,031
                                                                --------            ---------
  Expense reimbursements....................................        (203)                (224)
  Class A distribution fees waived..........................        (208)                (285)
                                                                --------            ---------
    Total reimbursements....................................        (411)                (509)
                                                                --------            ---------
    Total expenses, net.....................................      18,890               29,522
                                                                --------            ---------
  Net investment income (loss)..............................      15,786               (6,721)
                                                                --------            ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
  FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on investments...................     (78,757)            (233,259)
  Net realized gain (loss) on futures contracts.............          --                   --
  Net realized gain (loss) on foreign currency
    transactions............................................          --               (1,356)
                                                                --------            ---------
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS
  AND FOREIGN CURRENCY TRANSACTIONS.........................     (78,757)            (234,615)
                                                                --------            ---------
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF
  INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY
  TRANSACTIONS:
  Net unrealized appreciation (depreciation) of
    investments.............................................     143,662              339,071
  Net unrealized appreciation (depreciation) of future
    contracts...............................................          --                   --
  Net unrealized appreciation (depreciation) on translation
    of other assets and liabilities in foreign currencies...          --                  917
                                                                --------            ---------
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF
  INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY
  TRANSACTIONS..............................................     143,662              339,988
                                                                --------            ---------
NET GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND
  FOREIGN CURRENCY TRANSACTIONS.............................      64,905              105,373
                                                                --------            ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $ 80,691            $  98,652
                                                                ========            =========

@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

    THE HARTFORD                   THE HARTFORD      THE HARTFORD
      DIVIDEND     THE HARTFORD       GLOBAL       GLOBAL FINANCIAL   THE HARTFORD     THE HARTFORD
     AND GROWTH       FOCUS       COMMUNICATIONS       SERVICES       GLOBAL HEALTH   GLOBAL LEADERS
        FUND           FUND            FUND              FUND             FUND             FUND
    ------------   ------------   --------------   ----------------   -------------   --------------
      $ 14,931       $    816         $   25            $ 205            $ 1,188         $  3,980
           518             14             25                2                 10              102
            23             --              2                2                 29              120
           (12)            --             (2)              (5)               (25)            (287)
      --------       --------         ------            -----            -------         --------
        15,460            830             50              204              1,202            3,915
      --------       --------         ------            -----            -------         --------
         4,264            542             30               79                928            2,103
         2,147            192              9               27                331              856
         1,450            107              7               16                165              584
           961             93              4               13                223              336
           863            125              4               12                207              353
            --             --             --               --                 --               --
            --             --             --               --                 --               --
            --             --             --               --                 --               --
            --             --             --               --                 --               --
            12              5              3               12                 12               94
           126             11              1                2                 19               50
            92              7             @@                1                 14               38
             6              1             @@               @@                  1                4
           450             37              3                7                 62              165
      --------       --------         ------            -----            -------         --------
        10,371          1,120             61              169              1,962            4,583
      --------       --------         ------            -----            -------         --------
          (179)           (64)            (6)             (21)              (115)             (20)
          (143)           (11)            (1)              (2)               (17)             (59)
      --------       --------         ------            -----            -------         --------
          (322)           (75)            (7)             (23)              (132)             (79)
      --------       --------         ------            -----            -------         --------
        10,049          1,045             54              146              1,830            4,504
      --------       --------         ------            -----            -------         --------
         5,411           (215)            (4)              58               (628)            (589)
      --------       --------         ------            -----            -------         --------
       (49,005)       (14,285)          (956)            (493)              (933)         (11,411)
            --             --             --               --                 --               --
            --             --             @@               --                  5               35
      --------       --------         ------            -----            -------         --------
       (49,005)       (14,285)          (956)            (493)              (928)         (11,376)
      --------       --------         ------            -----            -------         --------
        86,863         19,004          1,563              679             12,397           29,946
            --             --             --               --                 --               --
            --             --             @@               @@                  3               10
      --------       --------         ------            -----            -------         --------
        86,863         19,004          1,563              679             12,400           29,956
      --------       --------         ------            -----            -------         --------
        37,858          4,719            607              186             11,472           18,580
      --------       --------         ------            -----            -------         --------
      $ 43,269       $  4,504         $  603            $ 244            $10,844         $ 17,991
      ========       ========         ======            =====            =======         ========

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                                        THE HARTFORD
                                                                THE HARTFORD               GROWTH
                                                              GLOBAL TECHNOLOGY          AND INCOME
                                                                    FUND                    FUND
                                                              -----------------         ------------
INVESTMENT INCOME:
  Dividends.................................................       $   80                 $  2,463
  Interest..................................................           11                       17
  Securities lending........................................            5                        2
  Less: Foreign tax withheld................................           --                       --
                                                                   ------                 --------
    Total investment income.................................           96                    2,482
                                                                   ------                 --------
EXPENSES:
  Investment advisory fees..................................          193                    1,200
  Transfer agent fees.......................................           65                      547
  Distribution fees
    Class A.................................................           33                      362
    Class B.................................................           43                      207
    Class C.................................................           48                      204
    Class H.................................................           --                       --
    Class L.................................................           --                       --
    Class M.................................................           --                       --
    Class N.................................................           --                       --
  Custodian fees............................................            6                       10
  Accounting services.......................................            4                       30
  Registration and filing fees..............................            3                       24
  Board of Director's fees..................................           @@                        3
  Other expenses............................................           13                      116
                                                                   ------                 --------
    Total expenses, (before reimbursements and waivers).....          408                    2,703
                                                                   ------                 --------
  Expense reimbursements....................................          (24)                    (208)
  Class A distribution fees waived..........................           (3)                     (37)
                                                                   ------                 --------
    Total reimbursements....................................          (27)                    (245)
                                                                   ------                 --------
    Total expenses, net.....................................          381                    2,458
                                                                   ------                 --------
  Net investment income (loss)..............................         (285)                      24
                                                                   ------                 --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
  FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on investments...................           71                  (32,462)
  Net realized gain (loss) on futures contracts.............           --                       17
  Net realized gain (loss) on foreign currency
    transactions............................................           --                       --
                                                                   ------                 --------
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS
  AND FOREIGN CURRENCY TRANSACTIONS.........................           71                  (32,445)
                                                                   ------                 --------
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF
  INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY
  TRANSACTIONS:
  Net unrealized appreciation (depreciation) of
    investments.............................................        4,765                   38,417
  Net unrealized appreciation (depreciation) of future
    contracts...............................................           --                      109
  Net unrealized appreciation (depreciation) on translation
    of other assets and liabilities in foreign currencies...           --                       --
                                                                   ------                 --------
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF
  INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY
  TRANSACTIONS..............................................        4,765                   38,526
                                                                   ------                 --------
NET GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND
  FOREIGN CURRENCY TRANSACTIONS.............................        4,836                    6,081
                                                                   ------                 --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................       $4,551                 $  6,105
                                                                   ======                 ========

@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                                THE HARTFORD
                   THE HARTFORD                                                 INTERNATIONAL
                      GROWTH       THE HARTFORD   THE HARTFORD   THE HARTFORD      CAPITAL
    THE HARTFORD   OPPORTUNITIES    HIGH YIELD       INCOME       INFLATION     APPRECIATION
    GROWTH FUND        FUND            FUND           FUND        PLUS FUND         FUND
    ------------   -------------   ------------   ------------   ------------   -------------
      $  1,376        $ 1,232        $     29        $   --         $   --          $ 50
            39            112          11,839           418          2,312             3
             8             50              51            --             --             2
            --             (3)             --            --             --            (6)
      --------        -------        --------        ------         ------          ----
         1,423          1,391          11,919           418          2,312            49
      --------        -------        --------        ------         ------          ----
         1,365          1,978             822            38            236            35
            19              9             352            21             90            12
            15              7             201            14             49             8
            12              5             255             8             68             4
            11              5             235             8            160             5
           122            191              --            --             --            --
           329            508              --            --             --            --
           102            100              --            --             --            --
            21             20              --            --             --            --
             5             14               7             1              1            27
             1              1              22             1              8             1
            34             60              12             2              3             1
             2              4               2            @@             @@            @@
            71            126              61            11             20             3
      --------        -------        --------        ------         ------          ----
         2,109          3,028           1,969           104            635            96
      --------        -------        --------        ------         ------          ----
            (5)            (2)            (72)          (29)           (82)          (31)
            (1)            (1)            (19)           --             --            (1)
      --------        -------        --------        ------         ------          ----
            (6)            (3)            (91)          (29)           (82)          (32)
      --------        -------        --------        ------         ------          ----
         2,103          3,025           1,878            75            553            64
      --------        -------        --------        ------         ------          ----
          (680)        (1,634)         10,041           343          1,759           (15)
      --------        -------        --------        ------         ------          ----
       (14,911)         7,941         (21,289)          (60)           171           113
            --             --              --            --             --            --
            --             --             422             5             --            (1)
      --------        -------        --------        ------         ------          ----
       (14,911)         7,941         (20,867)          (55)           171           112
      --------        -------        --------        ------         ------          ----
        38,030         44,953          50,312           726           (119)          394
            --             --              --            --             --            --
            --             --             877             1             --            @@
      --------        -------        --------        ------         ------          ----
        38,030         44,953          51,189           727           (119)          394
      --------        -------        --------        ------         ------          ----
        23,119         52,894          30,322           672             52           506
      --------        -------        --------        ------         ------          ----
      $ 22,439        $51,260        $ 40,363        $1,015         $1,811          $491
      ========        =======        ========        ======         ======          ====

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              THE HARTFORD          THE HARTFORD
                                                              INTERNATIONAL         INTERNATIONAL
                                                              OPPORTUNITIES         SMALL COMPANY
                                                                  FUND                  FUND
                                                              -------------         -------------
INVESTMENT INCOME:
  Dividends.................................................     $ 1,073               $  124
  Interest..................................................          29                    2
  Securities lending........................................          35                    6
  Less: Foreign tax withheld................................        (127)                 (15)
                                                                 -------               ------
    Total investment income.................................       1,010                  117
                                                                 -------               ------
EXPENSES:
  Investment advisory fees..................................         421                   45
  Transfer agent fees.......................................         176                   14
  Distribution fees
    Class A.................................................         107                    9
    Class B.................................................          87                    5
    Class C.................................................          67                    5
    Class H.................................................          --                   --
    Class L.................................................          --                   --
    Class M.................................................          --                   --
    Class N.................................................          --                   --
  Custodian fees............................................          73                   34
  Accounting services.......................................          10                    1
  Registration and filing fees..............................          10                    1
  Board of Director's fees..................................           1                   @@
  Other expenses............................................          47                    4
                                                                 -------               ------
    Total expenses, (before reimbursements and waivers).....         999                  118
                                                                 -------               ------
  Expense reimbursements....................................         (73)                 (38)
  Class A distribution fees waived..........................         (11)                  (1)
                                                                 -------               ------
    Total reimbursements....................................         (84)                 (39)
                                                                 -------               ------
    Total expenses, net.....................................         915                   79
                                                                 -------               ------
  Net investment income (loss)..............................          95                   38
                                                                 -------               ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
  FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on investments...................      (8,220)                  62
  Net realized gain (loss) on futures contracts.............          --                   --
  Net realized gain (loss) on foreign currency
    transactions............................................         (10)                   1
                                                                 -------               ------
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS
  AND FOREIGN CURRENCY TRANSACTIONS.........................      (8,230)                  63
                                                                 -------               ------
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF
  INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY
  TRANSACTIONS:
  Net unrealized appreciation (depreciation) of
    investments.............................................       7,317                1,257
  Net unrealized appreciation (depreciation) of future
    contracts...............................................          --                   --
  Net unrealized appreciation (depreciation) on translation
    of other assets and liabilities in foreign currencies...          (1)                   1
                                                                 -------               ------
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF
  INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY
  TRANSACTIONS..............................................       7,316                1,258
                                                                 -------               ------
NET GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND
  FOREIGN CURRENCY TRANSACTIONS.............................        (914)               1,321
                                                                 -------               ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................     $  (819)              $1,359
                                                                 =======               ======

(a) The number includes $173 of practical waiver of distribution fees for Classes B and C.
 @@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                   THE HARTFORD                  THE HARTFORD
    THE HARTFORD      MIDCAP      THE HARTFORD      SHORT       THE HARTFORD     THE HARTFORD
       MIDCAP         VALUE       MONEY MARKET     DURATION     SMALL COMPANY   SMALLCAP GROWTH
        FUND           FUND           FUND           FUND           FUND             FUND
    ------------   ------------   ------------   ------------   -------------   ---------------
      $  6,072       $   863         $   --          $ --          $   197         $    341
           302            22          3,270           620               42               15
           202             9             --            --               39              112
           (31)           (6)            --            --               --               --
      --------       -------         ------          ----          -------         --------
         6,545           888          3,270           620              278              468
      --------       -------         ------          ----          -------         --------
         5,326           668          1,110            76              750              603
         2,290           275            806            36              311               12
         1,286           161            486            20              152                8
         1,398           137            479            19              195               10
         1,464           165            269            51              182                8
            --            --             --            --               --               80
            --            --             --            --               --              188
            --            --             --            --               --               67
            --            --             --            --               --               23
            16            27              4             1               24                9
           138            16             44             3               18                1
            83            14             22             2               19               30
             7             1              2            @@                1                1
           464            49            140            12               72               40
      --------       -------         ------          ----          -------         --------
        12,472         1,513          3,362           220            1,724            1,080
      --------       -------         ------          ----          -------         --------
          (308)         (146)          (751)(a)       (40)            (189)             (45)
          (126)          (16)           (49)           --              (15)              (1)
      --------       -------         ------          ----          -------         --------
          (434)         (162)          (800)          (40)            (204)             (46)
      --------       -------         ------          ----          -------         --------
        12,038         1,351          2,562           180            1,520            1,034
      --------       -------         ------          ----          -------         --------
        (5,493)         (463)           708           440           (1,242)            (566)
      --------       -------         ------          ----          -------         --------
       (44,593)       (7,303)             7           (34)          (5,959)         (12,561)
            --            --             --            --               --              (75)
             4            --             --            --               (1)              --
      --------       -------         ------          ----          -------         --------
       (44,589)       (7,303)             7           (34)          (5,960)         (12,636)
      --------       -------         ------          ----          -------         --------
       170,264        18,412             --           508           16,155           18,606
            --            --             --            --               --              129
             3            --             --            --                1               --
      --------       -------         ------          ----          -------         --------
       170,267        18,412             --           508           16,156           18,735
      --------       -------         ------          ----          -------         --------
       125,678        11,109             --           474           10,196            6,099
      --------       -------         ------          ----          -------         --------
      $120,185       $10,646         $  715          $914          $ 8,954         $  5,533
      ========       =======         ======          ====          =======         ========

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2003
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                                   THE HARTFORD
                                                              THE HARTFORD           TAX-FREE
                                                                 STOCK              CALIFORNIA
                                                                  FUND                 FUND
                                                              ------------         ------------
INVESTMENT INCOME:
  Dividends.................................................   $  14,115               $ --
  Interest..................................................         164                241
  Securities lending........................................           1                 --
  Less: Foreign tax withheld................................          --                 --
                                                               ---------               ----
    Total investment income (loss), net.....................      14,280                241
                                                               ---------               ----
EXPENSES:
  Investment advisory fees..................................       5,461                 30
  Transfer agent fees.......................................       2,700                 20
  Distribution fees
    Class A.................................................       1,431                 13
    Class B.................................................       1,696                  6
    Class C.................................................       1,485                  5
    Class H.................................................          --                 --
    Class L.................................................          --                 --
    Class M.................................................          --                 --
    Class N.................................................          --                 --
  Custodian fees............................................          14                  1
  Accounting services.......................................         153                  1
  Registration and filing fees..............................         132                  5
  Board of Director's fees..................................          10                 @@
  Other expenses............................................         507                 11
                                                               ---------               ----
    Total expenses, (before reimbursements and waivers).....      13,589                 92
                                                               ---------               ----
  Expense reimbursements....................................        (190)               (31)
  Class A distribution fees waived..........................        (145)                --
                                                               ---------               ----
    Total reimbursements....................................        (335)               (31)
                                                               ---------               ----
    Total expenses, net.....................................      13,254                 61
                                                               ---------               ----
  Net investment income (loss)..............................       1,026                180
                                                               ---------               ----
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
  FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on investments...................    (135,337)               (28)
  Net realized gain (loss) on futures contracts.............          --                 --
  Net realized gain (loss) on foreign currency
    transactions............................................          --                 --
                                                               ---------               ----
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS
  AND FOREIGN CURRENCY TRANSACTIONS.........................    (135,337)               (28)
                                                               ---------               ----
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF
  INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY
  TRANSACTIONS:
  Net unrealized appreciation (depreciation) of
    investments.............................................     181,370                208
  Net unrealized appreciation (depreciation) of future
    contracts...............................................          --                 --
  Net unrealized appreciation (depreciation) on translation
    of other assets and liabilities in foreign currencies...          --                 --
                                                               ---------               ----
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF
  INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY
  TRANSACTIONS..............................................     181,370                208
                                                               ---------               ----
NET GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND
  FOREIGN CURRENCY TRANSACTIONS.............................      46,033                180
                                                               ---------               ----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................   $  47,059               $360
                                                               =========               ====

@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

    THE HARTFORD   THE HARTFORD   THE HARTFORD   THE HARTFORD    THE HARTFORD                    THE HARTFORD
      TAX-FREE       TAX-FREE       TAX-FREE     TOTAL RETURN   U.S. GOVERNMENT   THE HARTFORD       VALUE
     MINNESOTA       NATIONAL       NEW YORK         BOND         SECURITIES         VALUE       OPPORTUNITIES
        FUND           FUND           FUND           FUND            FUND             FUND           FUND
    ------------   ------------   ------------   ------------   ---------------   ------------   -------------
       $   --         $   --          $ --         $    18          $    --         $   563         $   234
          903          1,712           205          12,999           10,636               3               2
           --             --            --             116               40              --               2
           --             --            --              --               --              --              (4)
       ------         ------          ----         -------          -------         -------         -------
          903          1,712           205          13,133           10,676             566             234
       ------         ------          ----         -------          -------         -------         -------
          139            279            28           1,624            1,392             177             181
            5             33            18             759              251              78               6
            4             23            12             396              138              50               4
            2             23             5             523              230              26               3
            2             23             6             569              219              45               3
            2             14            --              --               44              --              27
            4              9            --              --               60              --              24
            3              7            --              --               32              --              32
            1              3            --              --                8              --               8
            1              2             1              11                4              11               6
           @@              2             1              50               17               4              @@
            5             23             3              32               64               4              30
           @@             @@            @@               3                2              @@              @@
            7             13            13             111               48              15              10
       ------         ------          ----         -------          -------         -------         -------
          175            454            87           4,078            2,509             410             334
       ------         ------          ----         -------          -------         -------         -------
           (4)           (39)          (31)           (237)            (156)            (35)            (20)
           --             (2)           --             (38)             (13)             (5)             @@
       ------         ------          ----         -------          -------         -------         -------
           (4)           (41)          (31)           (275)            (169)            (40)            (20)
       ------         ------          ----         -------          -------         -------         -------
          171            413            56           3,803            2,340             370             314
       ------         ------          ----         -------          -------         -------         -------
          732          1,299           149           9,330            8,336             196             (80)
       ------         ------          ----         -------          -------         -------         -------
           72            496            54          12,496            2,925          (2,917)         (1,485)
           --             --            --              --               --              --              --
           --             --            --           3,248               --              --              --
       ------         ------          ----         -------          -------         -------         -------
           72            496            54          15,744            2,925          (2,917)         (1,485)
       ------         ------          ----         -------          -------         -------         -------
          412            811           199           9,324            1,837           3,860           4,019
           --             --            --              --               --              --              --
           --             --            --             675               --              --              --
       ------         ------          ----         -------          -------         -------         -------
          412            811           199           9,999            1,837           3,860           4,019
       ------         ------          ----         -------          -------         -------         -------
          484          1,307           253          25,743            4,762             943           2,534
       ------         ------          ----         -------          -------         -------         -------
       $1,216         $2,606          $402         $35,073          $13,098         $ 1,139         $ 2,454
       ======         ======          ====         =======          =======         =======         =======

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 STATEMENT OF CHANGES IN NET ASSETS
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                            ADVISERS FUND
                                                              ------------------------------------------
                                                              FOR THE SIX-MONTH           FOR THE YEAR
                                                                PERIOD ENDED                 ENDED
                                                               APRIL 30, 2003           OCTOBER 31, 2002
                                                              -----------------         ----------------
OPERATIONS:
  Net investment income (loss)..............................     $   15,786                $   30,190
  Net realized gain (loss) on investments...................        (78,757)                 (185,895)
  Net unrealized appreciation (depreciation) of
    investments.............................................        143,662                  (138,097)
                                                                 ----------                ----------
  Net increase (decrease) in net assets resulting from
    operations..............................................         80,691                  (293,802)
                                                                 ----------                ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................        (10,030)                  (20,818)
    Class B.................................................         (2,537)                   (5,930)
    Class C.................................................         (2,029)                   (4,835)
    Class E.................................................             --                        --
    Class H.................................................             --                        --
    Class L.................................................             --                        --
    Class M.................................................             --                        --
    Class N.................................................             --                        --
    Class Y.................................................            (51)                     (377)
    Class Z.................................................             --                        --
  From net realized gain on investments
    Class A.................................................             --                        --
    Class B.................................................             --                        --
    Class C.................................................             --                        --
    Class E.................................................             --                        --
    Class H.................................................             --                        --
    Class L.................................................             --                        --
    Class M.................................................             --                        --
    Class N.................................................             --                        --
    Class Y.................................................             --                        --
    Class Z.................................................             --                        --
                                                                 ----------                ----------
    Total distributions.....................................        (14,647)                  (31,960)
                                                                 ----------                ----------
CAPITAL SHARE TRANSACTIONS:
    Class A.................................................         25,064                   183,664
    Class B.................................................        (27,890)                  (25,825)
    Class C.................................................        (27,672)                   (1,961)
    Class E.................................................             --                        --
    Class H.................................................             --                        --
    Class L.................................................             --                        --
    Class M.................................................             --                        --
    Class N.................................................             --                        --
    Class Y.................................................          1,805                   (54,198)
    Class Z.................................................             --                        --
  Issuance of shares in connection with fund merger (Note
    10)
    Class A.................................................             --                   149,372
    Class B.................................................             --                    58,085
    Class C.................................................             --                    10,535
                                                                 ----------                ----------
  Net increase (decrease) from capital share transactions...        (28,693)                  319,672
                                                                 ----------                ----------
  Net increase (decrease) in net assets.....................         37,351                    (6,090)
NET ASSETS:
  Beginning of period.......................................      2,239,801                 2,245,891
                                                                 ----------                ----------
  End of period.............................................     $2,277,152                $2,239,801
                                                                 ==========                ==========
Accumulated undistributed (distribution in excess of) net
  investment income.........................................     $    2,305                $    1,166
                                                                 ==========                ==========

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

         CAPITAL APPRECIATION FUND               DIVIDEND AND GROWTH FUND                      FOCUS FUND
    ------------------------------------   ------------------------------------   ------------------------------------
    FOR THE SIX-MONTH     FOR THE YEAR     FOR THE SIX-MONTH     FOR THE YEAR     FOR THE SIX-MONTH     FOR THE YEAR
      PERIOD ENDED           ENDED           PERIOD ENDED           ENDED           PERIOD ENDED           ENDED
     APRIL 30, 2003     OCTOBER 31, 2002    APRIL 30, 2003     OCTOBER 31, 2002    APRIL 30, 2003     OCTOBER 31, 2002
    -----------------   ----------------   -----------------   ----------------   -----------------   ----------------
       $   (6,721)         $  (22,852)        $    5,411          $    6,236          $   (215)           $ (1,063)
         (234,615)           (611,050)           (49,005)            (10,830)          (14,285)            (15,707)
          339,988             (63,577)            86,863            (155,094)           19,004             (12,682)
       ----------          ----------         ----------          ----------          --------            --------
           98,652            (697,479)            43,269            (159,688)            4,504             (29,452)
       ----------          ----------         ----------          ----------          --------            --------
               --                  --             (3,753)             (5,490)               --                  --
               --                  --               (234)               (223)               --                  --
               --                  --               (247)               (247)               --                  --
               --                  --                 --                  --                --                  --
               --                  --                 --                  --                --                  --
               --                  --                 --                  --                --                  --
               --                  --                 --                  --                --                  --
               --                  --                 --                  --                --                  --
               --                  --               (131)               (216)               --                  --
               --                  --                 --                  --                --                  --
               --                  --                 --              (8,340)               --                  --
               --                  --                 --              (2,411)               --                  --
               --                  --                 --              (1,890)               --                  --
               --                  --                 --                  --                --                  --
               --                  --                 --                  --                --                  --
               --                  --                 --                  --                --                  --
               --                  --                 --                  --                --                  --
               --                  --                 --                  --                --                  --
               --                  --                 --                (412)               --                  --
               --                  --                 --                  --                --                  --
       ----------          ----------         ----------          ----------          --------            --------
               --                  --             (4,365)            (19,229)               --                  --
       ----------          ----------         ----------          ----------          --------            --------
           (6,902)            464,355            139,887             410,049            (5,855)             16,800
          (16,043)            196,362             13,953              64,289              (945)              5,397
          (11,307)            235,783             15,670              73,195            (2,802)              8,635
               --                  --                 --                  --                --                  --
               --                  --                 --                  --                --                  --
               --                  --                 --                  --                --                  --
               --                  --                 --                  --                --                  --
               --                  --                 --                  --                --                  --
            6,166             (54,635)             8,841             (10,771)              100                 625
               --                  --                 --                  --                --                  --
               --                  --                 --                  --                --                  --
               --                  --                 --                  --                --                  --
               --                  --                 --                  --                --                  --
       ----------          ----------         ----------          ----------          --------            --------
          (28,086)            841,865            178,351             536,762            (9,502)             31,457
       ----------          ----------         ----------          ----------          --------            --------
           70,566             144,386            217,255             357,845            (4,998)              2,005
        3,349,684           3,205,298          1,173,414             815,569           111,650             109,645
       ----------          ----------         ----------          ----------          --------            --------
       $3,420,250          $3,349,684         $1,390,669          $1,173,414          $106,652            $111,650
       ==========          ==========         ==========          ==========          ========            ========
       $   (8,077)         $      897         $    1,055          $        9          $   (215)           $     --
       ==========          ==========         ==========          ==========          ========            ========

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                      GLOBAL COMMUNICATIONS FUND
                                                              ------------------------------------------
                                                              FOR THE SIX-MONTH           FOR THE YEAR
                                                                PERIOD ENDED                 ENDED
                                                               APRIL 30, 2003           OCTOBER 31, 2002
                                                              -----------------         ----------------
OPERATIONS:
  Net investment income (loss)..............................       $   (4)                  $   (15)
  Net realized gain (loss) on investments...................         (956)                   (3,536)
  Net unrealized appreciation (depreciation) of
    investments.............................................        1,563                     1,451
                                                                   ------                   -------
  Net increase (decrease) in net assets resulting from
    operations..............................................          603                    (2,100)
                                                                   ------                   -------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................           --                        --
    Class B.................................................           --                        --
    Class C.................................................           --                        --
    Class E.................................................           --                        --
    Class H.................................................           --                        --
    Class L.................................................           --                        --
    Class M.................................................           --                        --
    Class N.................................................           --                        --
    Class Y.................................................           --                        --
    Class Z.................................................           --                        --
  From net realized gain on investments
    Class A.................................................           --                        --
    Class B.................................................           --                        --
    Class C.................................................           --                        --
    Class E.................................................           --                        --
    Class H.................................................           --                        --
    Class L.................................................           --                        --
    Class M.................................................           --                        --
    Class N.................................................           --                        --
    Class Y.................................................           --                        --
    Class Z.................................................           --                        --
                                                                   ------                   -------
    Total distributions.....................................           --                        --
                                                                   ------                   -------
CAPITAL SHARE TRANSACTIONS:
    Class A.................................................          386                       786
    Class B.................................................           24                       312
    Class C.................................................           47                       190
    Class E.................................................           --                        --
    Class H.................................................           --                        --
    Class L.................................................           --                        --
    Class M.................................................           --                        --
    Class N.................................................           --                        --
    Class Y.................................................           22                       164
    Class Z.................................................           --                        --
  Issuance of shares in connection with fund merger (Note
    10)
    Class A.................................................           --                        --
    Class B.................................................           --                        --
    Class C.................................................           --                        --
                                                                   ------                   -------
  Net increase (decrease) from capital share transactions...          479                     1,452
                                                                   ------                   -------
  Net increase (decrease) in net assets.....................        1,082                      (648)
NET ASSETS:
  Beginning of period.......................................        5,569                     6,217
                                                                   ------                   -------
  End of period.............................................       $6,651                   $ 5,569
                                                                   ======                   =======
Accumulated undistributed (distribution in excess of) net
  investment income.........................................       $   (4)                  $    --
                                                                   ======                   =======

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

       GLOBAL FINANCIAL SERVICES FUND               GLOBAL HEALTH FUND                    GLOBAL LEADERS FUND
    ------------------------------------   ------------------------------------   ------------------------------------
    FOR THE SIX-MONTH     FOR THE YEAR     FOR THE SIX-MONTH     FOR THE YEAR     FOR THE SIX-MONTH     FOR THE YEAR
      PERIOD ENDED           ENDED           PERIOD ENDED           ENDED           PERIOD ENDED           ENDED
     APRIL 30, 2003     OCTOBER 31, 2002    APRIL 30, 2003     OCTOBER 31, 2002    APRIL 30, 2003     OCTOBER 31, 2002
    -----------------   ----------------   -----------------   ----------------   -----------------   ----------------
         $    58            $    55            $   (628)           $ (2,203)          $   (589)           $     45
            (493)            (1,557)               (928)              5,178            (11,376)            (84,577)
             679             (1,487)             12,400             (39,989)            29,956              19,055
         -------            -------            --------            --------           --------            --------
             244             (2,989)             10,844             (37,014)            17,991             (65,477)
         -------            -------            --------            --------           --------            --------
             (45)                --                  --                  --                 --                  --
              --                 --                  --                  --                 --                  --
              --                 --                  --                  --                 --                  --
              --                 --                  --                  --                 --                  --
              --                 --                  --                  --                 --                  --
              --                 --                  --                  --                 --                  --
              --                 --                  --                  --                 --                  --
              --                 --                  --                  --                 --                  --
             (13)                --                  --                  --                 --                  --
              --                 --                  --                  --                 --                  --
              --                 --              (2,668)             (2,088)                --                  --
              --                 --              (1,215)               (898)                --                  --
              --                 --              (1,151)               (945)                --                  --
              --                 --                  --                  --                 --                  --
              --                 --                  --                  --                 --                  --
              --                 --                  --                  --                 --                  --
              --                 --                  --                  --                 --                  --
              --                 --                  --                  --                 --                  --
              --                 --                 (23)                (92)                --                  --
              --                 --                  --                  --                 --                  --
         -------            -------            --------            --------           --------            --------
             (58)                --              (5,057)             (4,023)                --                  --
         -------            -------            --------            --------           --------            --------
              14              1,494              (4,162)             24,768             (4,445)             65,748
              14              1,225                (599)             12,754             (4,214)             (5,497)
             (80)             1,001              (2,031)              8,274             (7,505)            (19,349)
              --                 --                  --                  --                 --                  --
              --                 --                  --                  --                 --                  --
              --                 --                  --                  --                 --                  --
              --                 --                  --                  --                 --                  --
              --                 --                  --                  --                 --                  --
             (59)               754                  16              (3,491)             5,131              (1,951)
              --                 --                  --                  --                 --                  --
              --                 --                  --                  --                 --              81,253
              --                 --                  --                  --                 --              26,325
              --                 --                  --                  --                 --               3,427
         -------            -------            --------            --------           --------            --------
            (111)             4,474              (6,776)             42,305            (11,033)            149,956
         -------            -------            --------            --------           --------            --------
              75              1,485                (989)              1,268              6,958              84,479
          16,477             14,992             191,463             190,195            506,028             421,549
         -------            -------            --------            --------           --------            --------
         $16,552            $16,477            $190,474            $191,463           $512,986            $506,028
         =======            =======            ========            ========           ========            ========
         $    58            $    58            $   (623)           $     --           $   (554)           $     --
         =======            =======            ========            ========           ========            ========

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                        GLOBAL TECHNOLOGY FUND
                                                              ------------------------------------------
                                                              FOR THE SIX-MONTH           FOR THE YEAR
                                                                PERIOD ENDED                 ENDED
                                                               APRIL 30, 2003           OCTOBER 31, 2002
                                                              -----------------         ----------------
OPERATIONS:
  Net investment income (loss)..............................       $  (285)                 $   (931)
  Net realized gain (loss) on investments...................            71                   (27,264)
  Net unrealized appreciation (depreciation) of
    investments.............................................         4,765                    14,476
                                                                   -------                  --------
  Net increase (decrease) in net assets resulting from
    operations..............................................         4,551                   (13,719)
                                                                   -------                  --------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................            --                        --
    Class B.................................................            --                        --
    Class C.................................................            --                        --
    Class E.................................................            --                        --
    Class H.................................................            --                        --
    Class L.................................................            --                        --
    Class M.................................................            --                        --
    Class N.................................................            --                        --
    Class Y.................................................            --                        --
    Class Z.................................................            --                        --
  From net realized gain on investments
    Class A.................................................            --                        --
    Class B.................................................            --                        --
    Class C.................................................            --                        --
    Class E.................................................            --                        --
    Class H.................................................            --                        --
    Class L.................................................            --                        --
    Class M.................................................            --                        --
    Class N.................................................            --                        --
    Class Y.................................................            --                        --
    Class Z.................................................            --                        --
                                                                   -------                  --------
    Total distributions.....................................            --                        --
                                                                   -------                  --------
CAPITAL SHARE TRANSACTIONS:
    Class A.................................................           911                       948
    Class B.................................................          (136)                      398
    Class C.................................................          (667)                   (1,969)
    Class E.................................................            --                        --
    Class H.................................................            --                        --
    Class L.................................................            --                        --
    Class M.................................................            --                        --
    Class N.................................................            --                        --
    Class Y.................................................            34                    (5,064)
    Class Z.................................................            --                        --
  Issuance of shares in connection with fund merger (Note
    10)
    Class A.................................................            --                        --
    Class B.................................................            --                        --
    Class C.................................................            --                        --
                                                                   -------                  --------
  Net increase (decrease) from capital share transactions...           142                    (5,687)
                                                                   -------                  --------
  Net increase (decrease) in net assets.....................         4,693                   (19,406)
NET ASSETS:
  Beginning of period.......................................        36,563                    55,969
                                                                   -------                  --------
  End of period.............................................       $41,256                  $ 36,563
                                                                   =======                  ========
Accumulated undistributed (distribution in excess of) net
  investment income.........................................       $  (285)                 $     --
                                                                   =======                  ========

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

           GROWTH AND INCOME FUND                      GROWTH FUND                     GROWTH OPPORTUNITIES FUND
    ------------------------------------   ------------------------------------   ------------------------------------
    FOR THE SIX-MONTH     FOR THE YEAR     FOR THE SIX-MONTH     FOR THE YEAR     FOR THE SIX-MONTH     FOR THE YEAR
      PERIOD ENDED           ENDED           PERIOD ENDED           ENDED           PERIOD ENDED           ENDED
     APRIL 30, 2003     OCTOBER 31, 2002    APRIL 30, 2003     OCTOBER 31, 2002    APRIL 30, 2003     OCTOBER 31, 2002
    -----------------   ----------------   -----------------   ----------------   -----------------   ----------------
        $     24            $ (1,067)          $   (680)          $  (1,674)          $ (1,634)          $  (5,097)
         (32,445)            (67,844)           (14,911)            (82,179)             7,941            (131,326)
          38,526             (11,848)            38,030              13,761             44,953              17,612
        --------            --------           --------           ---------           --------           ---------
           6,105             (80,759)            22,439             (70,092)            51,260            (118,811)
        --------            --------           --------           ---------           --------           ---------
              --                  --                 --                  --                 --                  --
              --                  --                 --                  --                 --                  --
              --                  --                 --                  --                 --                  --
              --                  --                 --                  --                 --                  --
              --                  --                 --                  --                 --                  --
              --                  --                 --                  --                 --                  --
              --                  --                 --                  --                 --                  --
              --                  --                 --                  --                 --                  --
              --                  --                 --                  --                 --                  --
              --                  --                 --                  --                 --                  --
              --                  --                 --                  --                 --                  --
              --                  --                 --                  --                 --                  --
              --                  --                 --                  --                 --                  --
              --                  --                 --                  --                 --                  --
              --                  --                 --                 (13)                --                (654)
              --                  --                 --                (122)                --              (6,438)
              --                  --                 --                 (10)                --                (326)
              --                  --                 --                  (2)                --                 (73)
              --                  --                 --                  --                 --                  --
              --                  --                 --                  --                 --              (1,001)
        --------            --------           --------           ---------           --------           ---------
              --                  --                 --                (147)                --              (8,492)
        --------            --------           --------           ---------           --------           ---------
         (21,612)             27,213              6,699               6,608              1,470               4,143
          (2,551)               (635)             1,549               1,826                488                 972
          (4,286)             (6,177)             1,596               1,609                153               1,016
              --                  --                 --                  --                 --                  --
              --                  --             (2,619)             (5,746)            (3,499)             (4,533)
              --                  --            (17,290)            (53,347)           (26,993)            (72,239)
              --                  --             (1,969)             (1,925)            (1,450)             (1,207)
              --                  --               (314)             (1,527)              (526)               (840)
              93                 364                 --                   1                 --                   1
              --                  --                 --                  --               (979)            (68,131)
              --              20,626                 --                  --                 --                  --
              --              12,446                 --                  --                 --                  --
              --               1,856                 --                  --                 --                  --
        --------            --------           --------           ---------           --------           ---------
         (28,356)             55,693            (12,348)            (52,501)           (31,336)           (140,818)
        --------            --------           --------           ---------           --------           ---------
         (22,251)            (25,066)            10,091            (122,740)            19,924            (268,121)
         318,691             343,757            335,652             458,392            507,790             775,911
        --------            --------           --------           ---------           --------           ---------
        $296,440            $318,691           $345,743           $ 335,652           $527,714           $ 507,790
        ========            ========           ========           =========           ========           =========
        $     24            $     --           $   (680)          $      --           $ (1,634)          $      (6)
        ========            ========           ========           =========           ========           =========

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                           HIGH YIELD FUND
                                                              ------------------------------------------
                                                              FOR THE SIX-MONTH           FOR THE YEAR
                                                                PERIOD ENDED                 ENDED
                                                               APRIL 30, 2003           OCTOBER 31, 2002
                                                              -----------------         ----------------
OPERATIONS:
  Net investment income (loss)..............................      $ 10,041                  $ 14,960
  Net realized gain (loss) on investments...................       (20,867)                  (11,937)
  Net unrealized appreciation (depreciation) of
    investments.............................................        51,189                   (27,352)
                                                                  --------                  --------
  Net increase (decrease) in net assets resulting from
    operations..............................................        40,363                   (24,329)
                                                                  --------                  --------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................        (6,308)                   (8,394)
    Class B.................................................        (2,452)                   (3,559)
    Class C.................................................        (2,262)                   (3,513)
    Class E.................................................            --                        --
    Class H.................................................            --                        --
    Class L.................................................            --                        --
    Class M.................................................            --                        --
    Class N.................................................            --                        --
    Class Y.................................................            @@                       (75)
    Class Z.................................................            --                        --
  From net realized gain on investments
    Class A.................................................            --                        --
    Class B.................................................            --                        --
    Class C.................................................            --                        --
    Class E.................................................            --                        --
    Class H.................................................            --                        --
    Class L.................................................            --                        --
    Class M.................................................            --                        --
    Class N.................................................            --                        --
    Class Y.................................................            --                        --
    Class Z.................................................            --                        --
                                                                  --------                  --------
    Total distributions.....................................       (11,022)                  (15,541)
                                                                  --------                  --------
CAPITAL SHARE TRANSACTIONS:
    Class A.................................................        48,283                    29,591
    Class B.................................................        11,877                     5,199
    Class C.................................................        14,701                    19,445
    Class E.................................................            --                        --
    Class H.................................................            --                        --
    Class L.................................................            --                        --
    Class M.................................................            --                        --
    Class N.................................................            --                        --
    Class Y.................................................            @@                    (4,252)
    Class Z.................................................            --                        --
  Issuance of shares in connection with fund merger (Note
    10)
    Class A.................................................            --                    41,430
    Class B.................................................            --                    31,948
    Class C.................................................            --                     2,737
                                                                  --------                  --------
  Net increase (decrease) from capital share transactions...        74,861                   126,098
                                                                  --------                  --------
  Net increase (decrease) in net assets.....................       104,202                    86,228
NET ASSETS:
  Beginning of period.......................................       180,731                    94,503
                                                                  --------                  --------
  End of period.............................................      $284,933                  $180,731
                                                                  ========                  ========
Accumulated undistributed (distribution in excess of) net
  investment income.........................................      $   (865)                 $   (304)
                                                                  ========                  ========

@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                INCOME FUND                        INFLATION PLUS FUND            INTERNATIONAL CAPITAL APPRECIATION FUND
    ------------------------------------   ------------------------------------   ----------------------------------------
    FOR THE SIX-MONTH   FOR THE ONE-DAY    FOR THE SIX-MONTH   FOR THE ONE-DAY     FOR THE SIX-MONTH       FOR THE YEAR
      PERIOD ENDED        PERIOD ENDED       PERIOD ENDED        PERIOD ENDED        PERIOD ENDED             ENDED
     APRIL 30, 2003     OCTOBER 31, 2002    APRIL 30, 2003     OCTOBER 31, 2002     APRIL 30, 2003       OCTOBER 31, 2002
    -----------------   ----------------   -----------------   ----------------   -------------------   ------------------
         $   343            $    --            $  1,759            $    --               $  (15)              $   11
             (55)                --                 171                 --                  112               (1,123)
             727                 --                (119)                --                  394                  335
         -------            -------            --------            -------               ------               ------
           1,015                 --               1,811                 --                  491                 (777)
         -------            -------            --------            -------               ------               ------
            (256)                --                (708)                --                   (5)                  --
             (42)                --                (266)                --                   --                   --
             (42)                --                (598)                --                   --                   --
              --                 --                  --                 --                   --                   --
              --                 --                  --                 --                   --                   --
              --                 --                  --                 --                   --                   --
              --                 --                  --                 --                   --                   --
              --                 --                  --                 --                   --                   --
              --                 --                  --                 --                   (1)                  --
              --                 --                  --                 --                   --                   --
              --                 --                  --                 --                   --                   --
              --                 --                  --                 --                   --                   --
              --                 --                  --                 --                   --                   --
              --                 --                  --                 --                   --                   --
              --                 --                  --                 --                   --                   --
              --                 --                  --                 --                   --                   --
              --                 --                  --                 --                   --                   --
              --                 --                  --                 --                   --                   --
              --                 --                  --                 --                   --                   --
              --                 --                  --                 --                   --                   --
         -------            -------            --------            -------               ------               ------
            (340)                --              (1,572)                --                   (6)                  --
         -------            -------            --------            -------               ------               ------
           3,026              8,000              69,037              8,002                  444                2,614
           1,672              1,000              38,086              1,000                  132                  621
           2,279              1,000              81,925              1,000                  274                  605
              --                 --                  --                 --                   --                   --
              --                 --                  --                 --                   --                   --
              --                 --                  --                 --                   --                   --
              --                 --                  --                 --                   --                   --
              --                 --                  --                 --                   --                   --
              --                 --                  --                 --                   --                   --
              --                 --                  --                 --                   --                   --
              --                 --                  --                 --                   --                   --
              --                 --                  --                 --                   --                   --
              --                 --                  --                 --                   --                   --
         -------            -------            --------            -------               ------               ------
           6,977             10,000             189,048             10,002                  851                3,840
         -------            -------            --------            -------               ------               ------
           7,652             10,000             189,287             10,002                1,336                3,063
          10,000                 --              10,002                 --                6,514                3,451
         -------            -------            --------            -------               ------               ------
         $17,652            $10,000            $199,289            $10,002               $7,850               $6,514
         =======            =======            ========            =======               ======               ======
         $     8            $    --            $    187            $    --               $  (16)              $    6
         =======            =======            ========            =======               ======               ======

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                INTERNATIONAL OPPORTUNITIES FUND
                                                              ------------------------------------
                                                              FOR THE SIX-MONTH     FOR THE YEAR
                                                                PERIOD ENDED           ENDED
                                                               APRIL 30, 2003     OCTOBER 31, 2002
                                                              -----------------   ----------------
OPERATIONS:
  Net investment income (loss)..............................      $     95            $     15
  Net realized gain (loss) on investments...................        (8,230)            (18,376)
  Net unrealized appreciation (depreciation) of
    investments.............................................         7,316               8,201
                                                                  --------            --------
  Net increase (decrease) in net assets resulting from
    operations..............................................          (819)            (10,160)
                                                                  --------            --------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................            --                  --
    Class B.................................................            --                  --
    Class C.................................................            --                  --
    Class E.................................................            --                  --
    Class H.................................................            --                  --
    Class L.................................................            --                  --
    Class M.................................................            --                  --
    Class N.................................................            --                  --
    Class Y.................................................            --                  --
    Class Z.................................................            --                  --
  From net realized gain on investments
    Class A.................................................            --                  --
    Class B.................................................            --                  --
    Class C.................................................            --                  --
    Class E.................................................            --                  --
    Class H.................................................            --                  --
    Class L.................................................            --                  --
    Class M.................................................            --                  --
    Class N.................................................            --                  --
    Class Y.................................................            --                  --
    Class Z.................................................            --                  --
                                                                  --------            --------
    Total distributions.....................................            --                  --
                                                                  --------            --------
CAPITAL SHARE TRANSACTIONS:
    Class A.................................................        (4,008)            (12,728)
    Class B.................................................          (930)             (2,578)
    Class C.................................................          (543)             (4,144)
    Class E.................................................            --                  --
    Class H.................................................            --                  --
    Class L.................................................            --                  --
    Class M.................................................            --                  --
    Class N.................................................            --                  --
    Class Y.................................................           316             (12,860)
    Class Z.................................................            --                  --
  Issuance of shares in connection with fund merger (Note
    10)
    Class A.................................................            --              12,538
    Class B.................................................            --               5,906
    Class C.................................................            --                 711
                                                                  --------            --------
  Net increase (decrease) from capital share transactions...        (5,165)            (13,155)
                                                                  --------            --------
  Net increase (decrease) in net assets.....................        (5,984)            (23,315)
NET ASSETS:
  Beginning of period.......................................       103,424             126,739
                                                                  --------            --------
  End of period.............................................      $ 97,440            $103,424
                                                                  ========            ========
Accumulated undistributed (distribution in excess of) net
  investment income.........................................      $     85            $     --
                                                                  ========            ========

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

      INTERNATIONAL SMALL COMPANY FUND                 MIDCAP FUND                         MIDCAP VALUE FUND
    ------------------------------------   ------------------------------------   ------------------------------------
    FOR THE SIX-MONTH     FOR THE YEAR     FOR THE SIX-MONTH     FOR THE YEAR     FOR THE SIX-MONTH     FOR THE YEAR
      PERIOD ENDED           ENDED           PERIOD ENDED           ENDED           PERIOD ENDED           ENDED
     APRIL 30, 2003     OCTOBER 31, 2002    APRIL 30, 2003     OCTOBER 31, 2002    APRIL 30, 2003     OCTOBER 31, 2002
    -----------------   ----------------   -----------------   ----------------   -----------------   ----------------
         $    38             $   19           $   (5,493)         $  (12,183)         $   (463)           $   (625)
              63               (483)             (44,589)            (34,442)           (7,303)             (1,808)
           1,258               (323)             170,267             (43,737)           18,412             (22,577)
         -------             ------           ----------          ----------          --------            --------
           1,359               (787)             120,185             (90,362)           10,646             (25,010)
         -------             ------           ----------          ----------          --------            --------
             (10)                --                   --                  --                --                  --
              --                 --                   --                  --                --                  --
              --                 --                   --                  --                --                  --
              --                 --                   --                  --                --                  --
              --                 --                   --                  --                --                  --
              --                 --                   --                  --                --                  --
              --                 --                   --                  --                --                  --
              --                 --                   --                  --                --                  --
              (7)                --                   --                  --                --                  --
              --                 --                   --                  --                --                  --
              --                 --                   --                  --                --                  --
              --                 --                   --                  --                --                  --
              --                 --                   --                  --                --                  --
              --                 --                   --                  --                --                  --
              --                 --                   --                  --                --                  --
              --                 --                   --                  --                --                  --
              --                 --                   --                  --                --                  --
              --                 --                   --                  --                --                  --
              --                 --                   --                  --                --                  --
              --                 --                   --                  --                --                  --
         -------             ------           ----------          ----------          --------            --------
             (17)                --                   --                  --                --                  --
         -------             ------           ----------          ----------          --------            --------
           1,321              2,951              115,591             141,807             2,601              83,020
             109                774               18,038              22,055               778              23,725
             190                527               24,825              10,259               610              28,679
              --                 --                   --                  --                --                  --
              --                 --                   --                  --                --                  --
              --                 --                   --                  --                --                  --
              --                 --                   --                  --                --                  --
              --                 --                   --                  --                --                  --
             530                766               20,429             (27,164)               --                  --
              --                 --                   --                  --                --                  --
              --                 --                   --                  --                --                  --
              --                 --                   --                  --                --                  --
              --                 --                   --                  --                --                  --
         -------             ------           ----------          ----------          --------            --------
           2,150              5,018              178,883             146,957             3,989             135,424
         -------             ------           ----------          ----------          --------            --------
           3,492              4,231              299,068              56,595            14,635             110,414
           7,352              3,121            1,273,512           1,216,917           153,614              43,200
         -------             ------           ----------          ----------          --------            --------
         $10,844             $7,352           $1,572,580          $1,273,512          $168,249            $153,614
         =======             ======           ==========          ==========          ========            ========
         $    39             $   18           $   (5,489)         $       --          $   (463)           $     --
         =======             ======           ==========          ==========          ========            ========

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                          MONEY MARKET FUND
                                                              ------------------------------------------
                                                              FOR THE SIX-MONTH           FOR THE YEAR
                                                                PERIOD ENDED                 ENDED
                                                               APRIL 30, 2003           OCTOBER 31, 2002
                                                              -----------------         ----------------
OPERATIONS:
  Net investment income (loss)..............................      $    708                  $  2,942
  Net realized gain (loss) on investments...................             7                        --
  Net unrealized appreciation (depreciation) of
    investments.............................................            --                        --
                                                                  --------                  --------
  Net increase (decrease) in net assets resulting from
    operations..............................................           715                     2,942
                                                                  --------                  --------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................          (687)                   (2,373)
    Class B.................................................            (5)                     (225)
    Class C.................................................            (3)                     (217)
    Class E.................................................            --                        --
    Class H.................................................            --                        --
    Class L.................................................            --                        --
    Class M.................................................            --                        --
    Class N.................................................            --                        --
    Class Y.................................................           (13)                     (127)
    Class Z.................................................            --                        --
  From net realized gain on investments
    Class A.................................................            --                        --
    Class B.................................................            --                        --
    Class C.................................................            --                        --
    Class E.................................................            --                        --
    Class H.................................................            --                        --
    Class L.................................................            --                        --
    Class M.................................................            --                        --
    Class N.................................................            --                        --
    Class Y.................................................            --                        --
    Class Z.................................................            --                        --
                                                                  --------                  --------
    Total distributions.....................................          (715)                   (2,942)
                                                                  --------                  --------
CAPITAL SHARE TRANSACTIONS:
    Class A.................................................       (17,957)                   22,036
    Class B.................................................        (4,383)                   44,803
    Class C.................................................       (21,026)                   11,397
    Class E.................................................            --                        --
    Class H.................................................            --                        --
    Class L.................................................            --                        --
    Class M.................................................            --                        --
    Class N.................................................            --                        --
    Class Y.................................................        (1,118)                  (30,494)
    Class Z.................................................            --                        --
  Issuance of shares in connection with fund merger (Note
    10)
    Class A.................................................            --                   194,078
    Class B.................................................            --                     5,247
    Class C.................................................            --                       624
                                                                  --------                  --------
  Net increase (decrease) from capital share transactions...       (44,484)                  247,691
                                                                  --------                  --------
  Net increase (decrease) in net assets.....................       (44,484)                  247,691
NET ASSETS:
  Beginning of period.......................................       470,619                   222,928
                                                                  --------                  --------
  End of period.............................................      $426,135                  $470,619
                                                                  ========                  ========
Accumulated undistributed (distribution in excess of) net
  investment income.........................................      $     --                  $     --
                                                                  ========                  ========

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

            SHORT DURATION FUND                     SMALL COMPANY FUND                    SMALLCAP GROWTH FUND
    ------------------------------------   ------------------------------------   ------------------------------------
    FOR THE SIX-MONTH   FOR THE ONE-DAY    FOR THE SIX-MONTH     FOR THE YEAR     FOR THE SIX-MONTH     FOR THE YEAR
      PERIOD ENDED        PERIOD ENDED       PERIOD ENDED           ENDED           PERIOD ENDED           ENDED
     APRIL 30, 2003     OCTOBER 31, 2002    APRIL 30, 2003     OCTOBER 31, 2002    APRIL 30, 2003     OCTOBER 31, 2002
    -----------------   ----------------   -----------------   ----------------   -----------------   ----------------
         $   440            $    --            $ (1,242)           $ (3,038)          $   (566)           $ (2,034)
             (34)                --              (5,960)            (28,649)           (12,636)             (6,787)
             508                 --              16,156              (9,099)            18,735             (17,373)
         -------            -------            --------            --------           --------            --------
             914                 --               8,954             (40,786)             5,533             (26,194)
         -------            -------            --------            --------           --------            --------
            (226)                --                  --                  --                 --                  --
             (55)                --                  --                  --                 --                  --
            (149)                --                  --                  --                 --                  --
              --                 --                  --                  --                 --                  --
              --                 --                  --                  --                 --                  --
              --                 --                  --                  --                 --                  --
              --                 --                  --                  --                 --                  --
              --                 --                  --                  --                 --                  --
              --                 --                  --                  --                 --                  --
              --                 --                  --                  --                 --                  --
              --                 --                  --                  --                 --                  --
              --                 --                  --                  --                 --                  --
              --                 --                  --                  --                 --                  --
              --                 --                  --                  --                 --                  --
              --                 --                  --                  --                 --                (418)
              --                 --                  --                  --                 --              (2,073)
              --                 --                  --                  --                 --                (335)
              --                 --                  --                  --                 --                (118)
              --                 --                  --                  --                 --                  --
              --                 --                  --                  --                 --                  --
         -------            -------            --------            --------           --------            --------
            (430)                --                  --                  --                 --              (2,944)
         -------            -------            --------            --------           --------            --------
          13,389              8,002              (3,812)              1,791              2,489               4,351
           6,394              1,000              (2,145)              1,843                583               2,107
          19,308              1,000              (2,800)             (2,682)               556               1,754
              --                 --                  --                  --                 --                  --
              --                 --                  --                  --             (1,486)             (2,423)
              --                 --                  --                  --             (5,534)            (15,851)
              --                 --                  --                  --               (704)             (1,079)
              --                 --                  --                  --               (494)               (626)
              --                 --              (1,383)            (23,496)                --                   1
              --                 --                  --                  --                 --                  --
              --                 --                  --                  --                 --                  --
              --                 --                  --                  --                 --                  --
              --                 --                  --                  --                 --                  --
         -------            -------            --------            --------           --------            --------
          39,091             10,002             (10,140)            (22,544)            (4,590)            (11,766)
         -------            -------            --------            --------           --------            --------
          39,575             10,002              (1,186)            (63,330)               943             (40,904)
          10,002                 --             187,513             250,843            128,206             169,110
         -------            -------            --------            --------           --------            --------
         $49,577            $10,002            $186,327            $187,513           $129,149            $128,206
         =======            =======            ========            ========           ========            ========
         $    10            $    --            $ (1,243)           $     --           $   (566)           $     --
         =======            =======            ========            ========           ========            ========

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                              STOCK FUND
                                                              ------------------------------------------
                                                              FOR THE SIX-MONTH           FOR THE YEAR
                                                                PERIOD ENDED                 ENDED
                                                               APRIL 30, 2003           OCTOBER 31, 2002
                                                              -----------------         ----------------
OPERATIONS:
  Net investment income (loss)..............................     $    1,026                $   (5,809)
  Net realized gain (loss) on investments...................       (135,337)                 (250,183)
  Net unrealized appreciation (depreciation) of
    investments.............................................        181,370                  (152,541)
                                                                 ----------                ----------
  Net increase (decrease) in net assets resulting from
    operations..............................................         47,059                  (408,533)
                                                                 ----------                ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................             --                        --
    Class B.................................................             --                        --
    Class C.................................................             --                        --
    Class E.................................................             --                        --
    Class H.................................................             --                        --
    Class L.................................................             --                        --
    Class M.................................................             --                        --
    Class N.................................................             --                        --
    Class Y.................................................             --                        --
    Class Z.................................................             --                        --
  From net realized gain on investments
    Class A.................................................             --                        --
    Class B.................................................             --                        --
    Class C.................................................             --                        --
    Class E.................................................             --                        --
    Class H.................................................             --                        --
    Class L.................................................             --                        --
    Class M.................................................             --                        --
    Class N.................................................             --                        --
    Class Y.................................................             --                        --
    Class Z.................................................             --                        --
                                                                 ----------                ----------
    Total distributions.....................................             --                        --
                                                                 ----------                ----------
CAPITAL SHARE TRANSACTIONS:
    Class A.................................................        (35,285)                   72,759
    Class B.................................................        (20,186)                  (24,517)
    Class C.................................................        (26,932)                  (32,747)
    Class E.................................................             --                        --
    Class H.................................................             --                        --
    Class L.................................................             --                        --
    Class M.................................................             --                        --
    Class N.................................................             --                        --
    Class Y.................................................         (3,823)                   13,254
    Class Z.................................................             --                        --
  Issuance of shares in connection with fund merger (Note
    10)
    Class A.................................................             --                        --
    Class B.................................................             --                        --
    Class C.................................................             --                        --
                                                                 ----------                ----------
  Net increase (decrease) from capital share transactions...        (86,226)                   28,749
                                                                 ----------                ----------
  Net increase (decrease) in net assets.....................        (39,167)                 (379,784)
NET ASSETS:
  Beginning of period.......................................      1,579,042                 1,958,826
                                                                 ----------                ----------
  End of period.............................................     $1,539,875                $1,579,042
                                                                 ==========                ==========
Accumulated undistributed (distribution in excess of) net
  investment income.........................................     $    1,026                $       --
                                                                 ==========                ==========

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

            TAX-FREE CALIFORNIA                  TAX-FREE MINNESOTA FUND                 TAX-FREE NATIONAL FUND
    ------------------------------------   ------------------------------------   ------------------------------------
    FOR THE SIX-MONTH   FOR THE ONE-DAY    FOR THE SIX-MONTH     FOR THE YEAR     FOR THE SIX-MONTH     FOR THE YEAR
      PERIOD ENDED        PERIOD ENDED       PERIOD ENDED           ENDED           PERIOD ENDED           ENDED
     APRIL 30, 2003     OCTOBER 31, 2002    APRIL 30, 2003     OCTOBER 31, 2002    APRIL 30, 2003     OCTOBER 31, 2002
    -----------------   ----------------   -----------------   ----------------   -----------------   ----------------
         $   180            $    --             $   732            $ 1,386             $ 1,299            $ 2,079
             (28)                --                  72                687                 496              1,606
             208                 --                 412               (490)                811               (987)
         -------            -------             -------            -------             -------            -------
             360                 --               1,216              1,583               2,606              2,698
         -------            -------             -------            -------             -------            -------
            (148)                --                 (45)               (19)               (266)              (116)
             (17)                --                  (7)                (2)                (67)               (29)
             (14)                --                  (5)                (1)                (70)               (25)
              --                 --                (618)            (1,167)               (711)            (1,450)
              --                 --                  (6)               (23)                (40)               (99)
              --                 --                 (60)              (118)               (134)              (259)
              --                 --                  (8)               (16)                (22)               (47)
              --                 --                  (3)                (6)                 (9)               (17)
              --                 --                  --                 --                  --                 --
              --                 --                  --                 --                  --                 --
              --                 --                 (11)                --                (282)                --
              --                 --                  (1)                --                 (85)                --
              --                 --                  (1)                --                 (72)                --
              --                 --                (159)                --                (886)              (167)
              --                 --                  (2)                --                 (65)               (18)
              --                 --                 (17)                --                (166)               (32)
              --                 --                  (3)                --                 (35)                (7)
              --                 --                  (1)                --                 (13)                (2)
              --                 --                  --                 --                  --                 --
              --                 --                  --                 --                  --                 --
         -------            -------             -------            -------             -------            -------
            (179)                --                (947)            (1,352)             (2,923)            (2,268)
         -------            -------             -------            -------             -------            -------
           1,722              8,000               1,065              2,075               5,775             12,110
             630              1,000                 410                238               1,777              3,750
             171              1,000                  96                305               3,091              3,110
              --                 --                (341)            (1,325)             (3,000)            (3,291)
              --                 --                (219)              (517)               (217)            (1,768)
              --                 --                (411)              (224)                175               (713)
              --                 --                  (6)              (212)                (29)              (188)
              --                 --                  10                 (1)                 13                 56
              --                 --                  --                  1                  --                  1
              --                 --                  --                 --                  --                 --
              --                 --                  --                 --                  --                 --
              --                 --                  --                 --                  --                 --
              --                 --                  --                 --                  --                 --
         -------            -------             -------            -------             -------            -------
           2,523             10,000                 604                340               7,585             13,067
         -------            -------             -------            -------             -------            -------
           2,704             10,000                 873                571               7,268             13,497
          10,000                 --              38,716             38,145              70,908             57,411
         -------            -------             -------            -------             -------            -------
         $12,704            $10,000             $39,589            $38,716             $78,176            $70,908
         =======            =======             =======            =======             =======            =======
         $     1            $    --             $    14            $    34             $    17            $    37
         =======            =======             =======            =======             =======            =======

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                          TAX-FREE NEW YORK
                                                              ------------------------------------------
                                                              FOR THE SIX-MONTH         FOR THE ONE-DAY
                                                                PERIOD ENDED              PERIOD ENDED
                                                               APRIL 30, 2003           OCTOBER 31, 2002
                                                              -----------------         ----------------
OPERATIONS:
  Net investment income (loss)..............................       $   149                  $    --
  Net realized gain (loss) on investments...................            54                       --
  Net unrealized appreciation (depreciation) of
    investments.............................................           199                       --
                                                                   -------                  -------
  Net increase (decrease) in net assets resulting from
    operations..............................................           402                       --
                                                                   -------                  -------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................          (123)                      --
    Class B.................................................           (12)                      --
    Class C.................................................           (14)                      --
    Class E.................................................            --                       --
    Class H.................................................            --                       --
    Class L.................................................            --                       --
    Class M.................................................            --                       --
    Class N.................................................            --                       --
    Class Y.................................................            --                       --
    Class Z.................................................            --                       --
  From net realized gain on investments
    Class A.................................................            --                       --
    Class B.................................................            --                       --
    Class C.................................................            --                       --
    Class E.................................................            --                       --
    Class H.................................................            --                       --
    Class L.................................................            --                       --
    Class M.................................................            --                       --
    Class N.................................................            --                       --
    Class Y.................................................            --                       --
    Class Z.................................................            --                       --
                                                                   -------                  -------
    Total distributions.....................................          (149)                      --
                                                                   -------                  -------
CAPITAL SHARE TRANSACTIONS:
    Class A.................................................           173                    8,000
    Class B.................................................            20                    1,000
    Class C.................................................           268                    1,000
    Class E.................................................            --                       --
    Class H.................................................            --                       --
    Class L.................................................            --                       --
    Class M.................................................            --                       --
    Class N.................................................            --                       --
    Class Y.................................................            --                       --
    Class Z.................................................            --                       --
  Issuance of shares in connection with fund merger (Note
    10)
    Class A.................................................            --                       --
    Class B.................................................            --                       --
    Class C.................................................            --                       --
                                                                   -------                  -------
  Net increase (decrease) from capital share transactions...           461                   10,000
                                                                   -------                  -------
  Net increase (decrease) in net assets.....................           714                   10,000
NET ASSETS:
  Beginning of period.......................................        10,000                       --
                                                                   -------                  -------
  End of period.............................................       $10,714                  $10,000
                                                                   =======                  =======
Accumulated undistributed (distribution in excess of) net
  investment income.........................................       $    --                  $    --
                                                                   =======                  =======

@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

           TOTAL RETURN BOND FUND            U.S. GOVERNMENT SECURITIES FUND                   VALUE FUND
    ------------------------------------   ------------------------------------   ------------------------------------
    FOR THE SIX-MONTH     FOR THE YEAR     FOR THE SIX-MONTH     FOR THE YEAR     FOR THE SIX-MONTH     FOR THE YEAR
      PERIOD ENDED           ENDED           PERIOD ENDED           ENDED           PERIOD ENDED           ENDED
     APRIL 30, 2003     OCTOBER 31, 2002    APRIL 30, 2003     OCTOBER 31, 2002    APRIL 30, 2003     OCTOBER 31, 2002
    -----------------   ----------------   -----------------   ----------------   -----------------   ----------------
        $  9,330            $ 14,973           $  8,336            $ 11,065            $   196            $   194
          15,744               5,803              2,925              12,535             (2,917)            (4,159)
           9,999              (4,166)             1,837              (6,917)             3,860             (6,448)
        --------            --------           --------            --------            -------            -------
          35,073              16,610             13,098              16,683              1,139            (10,413)
        --------            --------           --------            --------            -------            -------
          (6,009)             (7,842)            (1,744)               (660)              (236)                --
          (2,276)             (3,073)              (812)               (272)                --                 --
          (2,462)             (3,440)              (772)               (289)                --                 --
              --                  --             (3,458)             (6,920)                --                 --
              --                  --               (153)               (331)                --                 --
              --                  --             (1,029)             (2,041)                --                 --
              --                  --               (112)               (218)                --                 --
              --                  --                (29)                (65)                --                 --
          (1,238)             (1,791)                @@                  @@                 (3)                --
              --                  --                 --                  --                 --                 --
          (2,184)               (732)                --                  --                 --                (79)
            (983)               (343)                --                  --                 --                (12)
          (1,069)               (377)                --                  --                 --                (27)
              --                  --                 --                  --                 --                 --
              --                  --                 --                  --                 --                 --
              --                  --                 --                  --                 --                 --
              --                  --                 --                  --                 --                 --
              --                  --                 --                  --                 --                 --
            (393)               (263)                --                  --                 --                 (1)
              --                  --                 --                  --                 --                 --
        --------            --------           --------            --------            -------            -------
         (16,614)            (17,861)            (8,109)            (10,796)              (239)              (119)
        --------            --------           --------            --------            -------            -------
          44,940              92,879             13,355              74,121                793             23,394
          14,611              42,260             14,174              38,705                247              4,471
          12,872              45,451              7,085              40,119               (175)             6,440
              --                  --             (6,106)            (33,953)                --                 --
              --                  --             (1,296)             (1,617)                --                 --
              --                  --             (1,896)             (4,483)                --                 --
              --                  --               (546)                (55)                --                 --
              --                  --                (75)               (584)                --                 --
          11,093              (3,250)                @@                   1                  3                  2
              --                  --                 --                  --                 --                 --
              --                  --                 --                  --                 --                 --
              --                  --                 --                  --                 --                 --
              --                  --                 --                  --                 --                 --
        --------            --------           --------            --------            -------            -------
          83,516             177,340             24,695             112,254                868             34,307
        --------            --------           --------            --------            -------            -------
         101,975             176,089             29,684             118,141              1,768             23,775
         460,368             284,279            378,059             259,918             44,572             20,797
        --------            --------           --------            --------            -------            -------
        $562,343            $460,368           $407,743            $378,059            $46,340            $44,572
        ========            ========           ========            ========            =======            =======
        $  1,148            $    555           $    269            $     42            $   151            $   194
        ========            ========           ========            ========            =======            =======

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                        VALUE OPPORTUNITIES FUND
                                                              --------------------------------------------
                                                              FOR THE SIX-MONTH
                                                                PERIOD ENDED            FOR THE YEAR ENDED
                                                               APRIL 30, 2003            OCTOBER 31, 2002
                                                              -----------------         ------------------
OPERATIONS:
  Net investment income (loss)..............................       $   (80)                  $  (181)
  Net realized gain (loss) on investments...................        (1,485)                   (7,257)
  Net unrealized appreciation (depreciation) of
    investments.............................................         4,019                    (1,174)
                                                                   -------                   -------
  Net increase (decrease) in net assets resulting from
    operations..............................................         2,454                    (8,612)
                                                                   -------                   -------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................            --                        --
    Class B.................................................            --                        --
    Class C.................................................            --                        --
    Class E.................................................            --                        --
    Class H.................................................            --                        --
    Class L.................................................            --                        --
    Class M.................................................            --                        --
    Class N.................................................            --                        --
    Class Y.................................................            --                        --
    Class Z.................................................            --                        --
  From net realized gain on investments
    Class A.................................................            --                        --
    Class B.................................................            --                        --
    Class C.................................................            --                        --
    Class E.................................................            --                        --
    Class H.................................................            --                      (556)
    Class L.................................................            --                    (1,884)
    Class M.................................................            --                      (583)
    Class N.................................................            --                      (184)
    Class Y.................................................            --                        --
    Class Z.................................................            --                        --
                                                                   -------                   -------
    Total distributions.....................................            --                    (3,207)
                                                                   -------                   -------
CAPITAL SHARE TRANSACTIONS:
    Class A.................................................            20                     3,054
    Class B.................................................           212                       557
    Class C.................................................           187                       496
    Class E.................................................            --                        --
    Class H.................................................          (377)                     (425)
    Class L.................................................        (1,304)                   (1,773)
    Class M.................................................          (304)                      226
    Class N.................................................          (178)                     (301)
    Class Y.................................................            --                         1
    Class Z.................................................            --                        --
  Issuance of shares in connection with fund merger (Note
    10)
    Class A.................................................            --                        --
    Class B.................................................            --                        --
    Class C.................................................            --                        --
                                                                   -------                   -------
  Net increase (decrease) from capital share transactions...        (1,744)                    1,835
                                                                   -------                   -------
  Net increase (decrease) in net assets.....................           710                    (9,984)
NET ASSETS:
  Beginning of period.......................................        37,248                    47,232
                                                                   -------                   -------
  End of period.............................................       $37,958                   $37,248
                                                                   =======                   =======
Accumulated undistributed (distribution in excess of) net
  investment income.........................................       $   (80)                  $    --
                                                                   =======                   =======

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 NOTES TO FINANCIAL STATEMENTS
 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

1. ORGANIZATION: The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the Companies) are open-end management investment companies comprised of thirty-three portfolios (each a "Fund" or together the "Funds"). They are The Hartford Advisers Fund, The Hartford Capital Appreciation Fund, The Hartford Dividend and Growth Fund, The Hartford Focus Fund, The Hartford Global Communications Fund, The Hartford Global Financial Services Fund, The Hartford Global Health Fund, The Hartford Global Leaders Fund, The Hartford Global Technology Fund, The Hartford Growth and Income Fund, The Hartford Growth Fund, The Hartford Growth Opportunities Fund, The Hartford High Yield Fund, The Hartford Income Fund, The Hartford Inflation Plus Fund, The Hartford International Capital Appreciation Fund, The Hartford International Opportunities Fund, The Hartford International Small Company Fund, The Hartford MidCap Fund, The Hartford MidCap Value Fund, The Hartford Money Market Fund, The Hartford Short Duration Fund, The Hartford Small Company Fund, The Hartford SmallCap Growth Fund, The Hartford Stock Fund, The Tax-Free California Fund, The Hartford Tax-Free Minnesota Fund, The Hartford Tax-Free National Fund, The Hartford Tax-Free New York Fund, The Hartford Total Return Bond Fund, The Hartford U.S. Government Securities Fund, The Hartford Value Fund and The Hartford Value Opportunities Fund. The Companies are organized under the laws of the State of Maryland and were registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies, except for The Hartford Focus Fund, The Hartford Global Communications Fund, The Hartford Global Financial Services Fund, The Hartford Global Health Fund, The Hartford Global Technology Fund, The Inflation Plus Fund, The Hartford Tax-Free California Fund and The Hartford Tax-Free New York Fund which are non-diversified.

    The Funds, their classes and investment objectives are listed below:

    The Hartford Advisers Fund (Advisers Fund)             Seeks maximum long-term total return.
      Classes A, B, C and Y
    The Hartford Capital Appreciation Fund                 Seeks growth of capital.
      (Capital Appreciation Fund)
      Classes A, B, C and Y
    The Hartford Dividend and Growth Fund                  Seeks a high level of current income consistent with growth
      (Dividend and Growth Fund)                           of capital.
      Classes A, B, C and Y
    The Hartford Focus Fund (Focus Fund)                   Seeks long-term capital appreciation.
      Classes A, B, C and Y
    The Hartford Global Communications Fund                Seeks long-term capital appreciation.
      (Global Communications Fund)
      Classes A, B, C and Y
    The Hartford Global Financial Services Fund            Seeks long-term capital appreciation.
      (Global Financial Services Fund)
      Classes A, B, C and Y
    The Hartford Global Health Fund                        Seeks long-term capital appreciation.
      (Global Health Fund)
      Classes A, B, C and Y
    The Hartford Global Leaders Fund                       Seeks growth of capital.
      (Global Leaders Fund)
      Classes A, B, C and Y
    The Hartford Global Technology Fund                    Seeks long-term capital appreciation.
      (Global Technology Fund)
      Classes A, B, C and Y
    The Hartford Growth and Income Fund                    Seeks growth of capital and current income.
      (Growth and Income Fund)
      Classes A, B, C and Y
    The Hartford Growth Fund (Growth Fund)                 Seeks long-term capital appreciation.
      Classes A, B, C, H, L, M, N and Y
    The Hartford Growth Opportunities Fund                 Seeks short- and long-term capital appreciation.
      (Growth Opportunities Fund)
      Classes A, B, C, H, L, M, N, Y and Z
    The Hartford High Yield Fund                           Seeks a high current income. Growth of capital is a
      (High Yield Fund)                                    secondary objective.
      Classes A, B, C and Y
    The Hartford Income Fund (Income Fund)                 Seeks to provide a high level of current income. Capital
      Classes A, B and C                                   appreciation is a secondary objective.

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

    The Hartford Inflation Plus Fund                       Seeks a total return that exceeds the rate of inflation over
      (Inflation Plus Fund)                                the economic cycle.
      Classes A, B and C
    The Hartford International Capital Appreciation Fund   Seeks capital appreciation.
      (International Capital Appreciation Fund)
      Classes A, B, C and Y
    The Hartford International Opportunities Fund          Seeks growth of capital.
      (International Opportunities Fund)
      Classes A, B, C and Y
    The Hartford International Small Company Fund          Seeks capital appreciation.
      (International Small Company Fund)
      Classes A, B, C and Y
    The Hartford MidCap Fund (MidCap Fund)                 Seeks long-term growth of capital.
      Classes A, B, C and Y
    The Hartford MidCap Value Fund                         Seeks long-term capital appreciation.
      (MidCap Value Fund)
      Classes A, B, C and Y
    The Hartford Money Market Fund                         Seeks maximum current income consistent with liquidity and
      (Money Market Fund)                                  preservation of capital.
      Classes A, B, C and Y
    The Hartford Short Duration Fund                       Seeks to provide a high level of income.
      (Short Duration Fund)
      Classes A, B and C
    The Hartford Small Company Fund                        Seeks growth of capital.
      (Small Company Fund)
      Classes A, B, C and Y
    The Hartford SmallCap Growth Fund                      Seeks to maximize short and long-term capital appreciation.
      (SmallCap Growth Fund)
      Classes A, B, C, H, L, M, N and Y
    The Hartford Stock Fund (Stock Fund)                   Seeks long-term growth of capital, with income as a
      Classes A, B, C and Y                                secondary consideration.
    The Hartford Tax-Free California Fund                  Seeks to provide current income exempt from both federal and
      (Tax-Free California Fund)                           California income tax.
      Classes A, B and C
    The Hartford Tax-Free Minnesota Fund                   Seeks to provide current income exempt from both federal
      (Tax-Free Minnesota Fund)                            income tax and Minnesota state personal income tax.
      Classes A, B, C, E, H, L, M, N and Y
    The Hartford Tax-Free National Fund                    Seeks provide current income exempt from federal income tax.
      (Tax-Free National Fund)
      Classes A, B, C, E, H, L, M, N and Y
    The Hartford Tax-Free New York Fund                    Seeks to provide current income exempt from federal, New
      (Tax-Free New York Fund)                             York State and New York City income tax.
      Classes A, B and C
    The Hartford Total Return Bond Fund                    Seeks a competitive total return, with income as a secondary
      (Total Return Bond Fund)                             objective.
      Classes A, B, C and Y
    The Hartford U.S. Government Securities Fund           Seeks to maximize total return while providing shareholders
      (U.S. Government Securities Fund)                    with a level of current income consistent with prudent
      Classes A, B, C, E, H, L, M, N and Y                 investment risk.
    The Hartford Value Fund (Value Fund)                   Seeks long-term total return.
      Classes A, B, C and Y
    The Hartford Value Opportunities Fund                  Seeks short- and long-term capital appreciation.
      (Value Opportunities Fund)
      Classes A, B, C, H, L, M, N and Y

--------------------------------------------------------------------------------

    Effective October 31, 2002, the name of The Hartford Bond Income Strategy Fund was changed to The Hartford Total Return Bond Fund.

    Class A shares are sold with a front-end sales charge of up to 5.50%. Class B shares are sold with a contingent deferred sales charge which is assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price, and declines from up to 5.00% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of up to 1% and a contingent deferred sales charge of up to 1%. Class E is sold with a front-end sales charge of 4.50%. Classes H and M are sold with a contingent deferred sales charge, which is assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price, and declines from 4.00% to zero depending on the period of time the shares are held. Class L is sold with a sales charge up to 4.75%. Class N is sold with a contingent deferred sales charge of 1.00% if redeemed within 1 year. Class Y shares are sold to certain eligible institutional investors without a sales charge. Class Z is sold without sales charges. All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, except that each class may have different expenses, which may affect performance, and except that Class B shares automatically convert to Class A shares after 8 years. Classes H and N shares will automatically convert to Class L shares after 8 years.

2. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies of the Funds, which are in accordance with generally accepted accounting principles in the investment company industry:

    A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

    B) SECURITY VALUATION AND INVESTMENT INCOME -- Equity securities are valued at the last sales price reported on the principal securities exchange on which such securities are traded (domestic or foreign) or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued. If no sale took place on a particular day then such securities are valued at the mean between the bid and asked prices. The difference between cost and market value for debt and equity securities is recorded in the Statement of Operations and accumulated in shareholders' equity.

    Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service, which determines valuations for normal institutional size trading units of debt securities. Mortgage securities are valued at the bid price. Short-term securities held in the Money Market Fund are valued at amortized cost or original cost plus accrued interest receivable, both of which approximate market value. In the remaining Funds, short-term investments with maturity of 60 days or less when purchased are valued at amortized cost, which approximates market value. Short-term investments purchased with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity becomes less than 61 days. From such time until maturity, the investments are valued at amortized cost.

    Securities quoted in foreign currencies are translated into U.S. dollars at the exchange rates at the end of each business day. Options are valued at the last sales price. If no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors.

    Investment Income such as dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on the accrual basis.

    C) FOREIGN CURRENCY TRANSACTIONS -- The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

    The Funds do not isolate that portion of portfolio security valuation resulting from fluctuations in foreign currency exchange rates on portfolio securities from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

    Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

    D) SECURITIES LENDING -- The Funds, except for the Money Market Fund, may lend their securities to certain qualified brokers who pay these Funds negotiated lender fees. The loans are collateralized at all times with cash or short-term money market instruments with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, these Funds may bear the risk of delays or cost in the recovery of loaned securities or gaining access to the collateral should the borrower of the securities fail financially. As of April 30, 2003, the market value of the securities loaned and the market value of the collateral were as follows:

                                              VALUE OF
                                             SECURITIES    VALUE OF
    FUND                                       LOANED     COLLATERAL
    ----                                     ----------   ----------
    Advisers Fund..........................   $ 65,266     $ 67,296
    Capital Appreciation Fund..............    387,052      412,658
    Dividend and Growth Fund...............     15,131       15,589
    Global Communications Fund.............      1,572        1,693
    Global Financial Services Fund.........        124          127
    Global Health Fund.....................     39,747       41,660
    Global Leaders Fund....................    108,082      111,440
    Global Technology Fund.................      1,488        1,573
    Growth Fund............................     14,955       15,298
    Growth Opportunities Fund..............     37,577       39,568
    High Yield Fund........................     37,456       39,406
    International Capital Appreciation
      Fund.................................        815          858
    International Opportunities Fund.......     22,324       23,180
    International Small Company Fund.......      2,032        2,112
    MidCap Fund............................    109,526      115,734
    MidCap Value Fund......................      7,963        8,447
    Small Company Fund.....................      6,200        6,470

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                              VALUE OF
                                             SECURITIES    VALUE OF
    FUND                                       LOANED     COLLATERAL
    ----                                     ----------   ----------
    SmallCap Growth Fund...................      8,526       10,746
    Stock Fund.............................      5,237        5,260
    Total Return Bond Fund.................    118,015      122,438
    U.S. Government Securities Fund........      5,261        5,395
    Value Opportunities Fund...............        971        1,046

    E) JOINT TRADING ACCOUNT -- Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may transfer uninvested cash balances into a joint trading account managed by The Hartford Investment Management Company (HIMCO) or Wellington Management Company LLP (Wellington). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

    F) REPURCHASE AGREEMENTS -- A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Funds enter into a repurchase agreement, the value of the underlying collateral security (ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities that serve to collateralize the repurchase agreement are held by each Fund's custodian in book entry or physical form in the custodial account of the Fund. Repurchase agreements are valued at cost plus accrued interest receivable. All repurchase agreements are executed through the Fund's custodian, State Street Bank.

    Certain Funds, together with other investment management companies having investment advisory agreements with Wellington have an interest in $1,861,780 joint repurchase agreement dated 4/30/03 with State Street Bank, 1.27% due 5/01/03. This joint repurchase agreement is collateralized by $981,147 U.S. Treasury Bonds 13.25% - 5.25% due 2029 - 2014, and $950,663
    U.S. Treasury Notes 13.875% - 2.875% due 2012 - 2004. The maturity amounts are as follows:

                                                       MATURITY
    FUND                                                AMOUNT
    ----                                               --------
    Advisers Fund....................................  $ 62,719
    Capital Appreciation Fund........................   224,296
    Dividend and Growth Fund.........................    83,428
    Focus Fund.......................................     2,959
    Global Communications Fund.......................       313
    Global Financial Services........................       702
    Global Health Fund...............................     2,186
    Global Leaders Fund..............................     6,371
    Global Technology Fund...........................     2,713
    Growth and Income Fund...........................     1,444
    Growth Fund......................................    12,810
    Growth Opportunities Fund........................     2,004
    International Capital Appreciation Fund..........       264
    International Opportunities Fund.................     7,256
    International Small Company Fund.................       723
    MidCap Fund......................................    81,145
    MidCap Value Fund................................     4,032
    Small Company Fund...............................     9,774
    Stock Fund.......................................    13,098
    Value Fund.......................................     1,447
    Value Opportunities Fund.........................       846

    Certain Funds, together with other investment management companies having investment advisory agreements with HIMCO have an interest in $683,076 joint repurchase agreement dated 4/30/03 with State Street Bank, 1.25% due 5/01/03. This joint repurchase agreement is collateralized by $710,134 U.S. Treasury Bonds 13.25% - 5.25% due 2029 - 2014. The maturity amounts are as follows:

                                                       MATURITY
    FUND                                                AMOUNT
    ----                                               --------
    High Yield Fund..................................  $12,075
    Income Fund......................................      299
    Inflation Plus Fund..............................      246
    Money Market Fund................................   14,317
    Short Duration Fund..............................      296
    Total Return Bond Fund...........................   29,204
    U.S. Government Securities Fund..................    2,695

    The SmallCap Growth Fund has a $1,843 repurchase agreement dated 4/30/03 with State Street Bank, 1.27% due 5/01/03. This repurchase agreement is collateralized by $1,872 U.S. Treasury Bond 7.50% due 2024.

    G) FUTURES, OPTIONS ON FUTURES AND OPTIONS TRANSACTIONS -- Certain Funds may invest in futures contracts in order to gain exposure to or protect against changes in the market. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Funds enter into such contracts, they are required to deposit with their custodian an amount of "initial margin" of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Funds. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the Funds' Board of Directors.

    At any time prior to expiration of the futures contract, the Funds may close the position by taking an opposite position, which would operate to terminate the position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Funds and the Funds realize a gain or loss.

    The use of futures contracts involve elements of market and counter party risk, which may exceed the amounts recognized in the Statements of Net Assets. Change in the value of the futures contracts may decrease the effectiveness of a Fund's strategies and potentially result in loss.

    The premium paid by a Fund for the purchase of a call or put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently "marked-to-market" through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period. If a purchased option expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security, which the

--------------------------------------------------------------------------------

    Fund purchases upon exercise, will be increased by the premium originally paid to buy the call.

    The Funds may write covered options. "Covered" means that so long as a Fund is obligated as the writer of an option, it will own either the underlying securities or currency or the option to purchase or sell the same underlying securities or currency having the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with it's custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to the fluctuating market value of the option securities or currencies. A Fund receives a premium for writing a call or put option, recorded as a component of other liabilities on the Statement of Assets and Liabilities, which increases the Funds' return, recorded as a realized gain, if the option expires unexercised or is closed out at a net profit. Any loss realized from the covered option is offset by the gain realized on the sale of the underlying securities or currency. Covered options, at times before exercise or close out, are marked-to-market through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in value of such options, which may exceed the related premiums received.

    The Fund's had no option activity for the six-month period ended April 30, 2003.

    H) FORWARD FOREIGN CURRENCY CONTRACTS -- For the six-month period ended April 30, 2003, the Capital Appreciation Fund, the Global Communications Fund, the Global Health Fund, the Global Leaders Fund, the High Yield Fund, the International Capital Appreciation Fund, the International Opportunities Fund, the International Small Company Fund, the MidCap Fund, the Small Company Fund and the Total Return Bond Fund entered into forward foreign currency exchange contracts that obligate the Funds to repurchase/replace or sell currencies at specified future dates. The Funds enter into forward foreign currency contracts to hedge against adverse fluctuations in exchange rates between currencies.

    Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movement in the value of foreign currencies relative to the U.S. dollar.

    I) INDEXED SECURITIES -- The Funds may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Funds use these securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there is a limit to the potential appreciation of the investment.

    J) FEDERAL INCOME TAXES -- For federal income tax purposes, the Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code by distributing substantially all of their taxable net investment income and net realized capital gains to their shareholders or otherwise complying with the requirements of regulated investment companies. On a calendar year basis, the funds are subject to a 4% federal excise tax to the extent it does not distribute substantially all of its net investment income and realized gains, if any. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

    The tax character of distributions paid for the periods indicated is as follows:

                              FOR THE SIX-MONTH      FOR THE YEAR
                                PERIOD ENDED            ENDED
                               APRIL 30, 2003      OCTOBER 31, 2002
                              -----------------   ------------------
    ADVISERS FUND
      Ordinary income.......       14,647               31,960
    DIVIDEND AND GROWTH FUND
      Ordinary income.......        4,365                6,346
      Long-term capital
        gains...............                            12,883
    GLOBAL FINANCIAL
      SERVICES FUND
      Ordinary income.......           58
    GLOBAL HEALTH FUND
      Ordinary income.......        1,235                2,670
      Long-term capital
        gains...............        3,822                1,353
    GROWTH FUND
      Long-term capital
        gains...............                               147
    GROWTH OPPORTUNITIES
      FUND
      Long-term capital
        gains...............                             8,492
    HIGH YIELD FUND
      Ordinary income.......       11,022               15,541
    INCOME FUND
      Ordinary income.......          340
    INFLATION PLUS FUND
      Ordinary income.......        1,572
    INTERNATIONAL CAPITAL
      APPRECIATION FUND
      Ordinary income.......            6
    INTERNATIONAL SMALL
      COMPANY FUND
      Ordinary income.......           17
    MONEY MARKET FUND
      Ordinary income.......          715                2,942
    SHORT DURATION FUND
      Ordinary income.......          430
    SMALL CAP GROWTH FUND
      Long-term capital
        gains...............                             2,944
    TAX-FREE CALIFORNIA FUND
      Ordinary income.......          179
    TAX-FREE MINNESOTA FUND
      Ordinary income.......          752                1,352
      Long-term capital
        gains...............          195
    TAX-FREE NATIONAL FUND
      Ordinary income.......        1,319                2,171
      Long-term capital
        gains...............        1,604                   97
    TAX-FREE NEW YORK
      Ordinary income.......          149
    TOTAL RETURN BOND FUND
      Ordinary income.......       15,231               16,772
      Long-term capital
        gains...............        1,383                1,089
    U.S. GOVERNMENT
      SECURITIES FUND
      Ordinary income.......        8,109               10,796

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                              FOR THE SIX-MONTH      FOR THE YEAR
                                PERIOD ENDED            ENDED
                               APRIL 30, 2003      OCTOBER 31, 2002
                              -----------------   ------------------
    VALUE FUND
      Ordinary income.......          239                  119
    VALUE OPPORTUNITIES FUND
      Ordinary income.......                             1,805
      Long-term capital
        gains...............                             1,402

    K) FUND SHARE VALUATION AND DIVIDEND DISTRIBUTIONS TO SHAREHOLDERS -- Orders for a Fund's shares are executed in accordance with the investment instructions of the shareholders. Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income and expenses are accrued on a daily basis. The net asset value of each Fund's shares is determined as of the close of each business day of the New York Stock Exchange (the Exchange). The net asset value per share is determined separately for each class of each fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day on which the Exchange is open for business are priced at the per-share net asset value determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the per-share net asset value next determined.

    Each Fund intends to distribute substantially all of its net investment income and net realized capital gains to shareholders no less frequently than once a year. Normally, dividends from net investment income of the Capital Appreciation Fund, the Focus Fund, Global Communications Fund, the Global Financial Services Fund, the Global Health Fund, the Global Leaders Fund, the Global Technology Fund, the Growth Fund, Growth and Income Fund, the Growth Opportunities Fund, the International Capital Appreciation Fund, the International Opportunities Fund, the International Small Company Fund, the MidCap Fund, the MidCap Value Fund, the Small Company Fund, the SmallCap Growth Fund, the Stock Fund, the Value Fund, and the Value Opportunities Fund will be declared and paid annually; dividends from net investment income of the Advisers Fund and the Dividend and Growth Fund will be declared and paid quarterly; dividends from the net investment income of the High Yield Fund, the Income Fund, the Inflation Plus Fund, the Short Duration Fund, the Tax-Free California Fund, the Tax-Free Minnesota Fund, the Tax-Free National Fund, the Tax-Free New York Fund, the Total Return Bond Fund and the U. S. Government Securities Fund will be declared and paid monthly and dividends from net investment income of the Money Market Fund will be declared daily and paid monthly. Dividends from the Money Market Fund are not paid on shares until the day following the date on which the shares are issued. Unless shareholders specify otherwise, all dividends and distributions will be automatically reinvested in additional full or fractional shares of each Fund.

    Net investment income and net realized capital gains available for distribution are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gains and losses; losses deferred due to wash sales and excise tax regulations. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Funds' capital accounts (see Note 7).

    L) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

    M) RESTRICTED SECURITIES -- Each Fund is permitted to invest up to 15% of its net assets in illiquid securities, except for the Money Market Fund, which may invest up to 10% in such securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business, at approximately the price used to determine a Fund's net asset value per share. Each Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Funds' Board of Directors.

    N) CREDIT DEFAULT SWAPS -- The funds may enter into credit default swaps. The credit default swap market allows the funds to manage credit risk through buying and selling credit protection on specific companies or a basket of companies. A buyer agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The seller of the protection receives a premium and agrees to assume the credit risk of an issuer upon the occurrence of certain events. The funds will limit credit default swap transactions to five percent (5%) of the fund's net assets at the time of purchase. As of April 30, 2003, there were no credit default swaps.

    O) SECURITIES PURCHASED ON A WHEN-ISSUED BASIS: -- Delivery and payment for securities that have been purchased by the fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the fund maintains in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. As of April 30, 2003, the Tax-Free National Fund had entered into outstanding when-issued or forward commitments of $2,365 and the Tax-Free New York Fund had entered into outstanding when-issued or forward commitments of $98.

3.  EXPENSES:

    A) INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS -- Hartford Investment Financial Services Company (HIFSCO), a wholly-owned indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), serves as investment manager to each Fund pursuant to an Investment Advisory Agreement dated March 3, 1997. As investment manager, HIFSCO has overall investment supervisory responsibility for each Fund. In addition, HIFSCO provides administrative personnel, services, equipment and facilities and office space for proper operation of the Funds. HIFSCO has contracted with Wellington for the provision of day to day investment management services to the Advisers Fund, the Capital Appreciation Fund, the Dividend and Growth Fund, the Focus Fund, Global Communications Fund, the Global Financial Services Fund, the Global Health Fund, the Global Leaders Fund,

--------------------------------------------------------------------------------

    the Global Technology Fund, the Growth and Income Fund, the Growth Fund, the Growth Opportunities Fund, the International Capital Appreciation Fund, the International Opportunities Fund, the International Small Company Fund, the MidCap Fund, the MidCap Value Fund, the Small Company Fund, the SmallCap Growth Fund, the Stock Fund, the Value Fund and the Value Opportunities Fund in accordance with each Fund's investment objective and policies. In addition, HIFSCO has contracted with HIMCO, a wholly owned subsidiary of The Hartford, for the provision of day to day investment management services for the High Yield Fund, the Income Fund, the Inflation Plus Fund, the Money Market Fund, the Short Duration Fund, the Tax-Free California Fund, Tax-Free Minnesota Fund, the Tax-Free National Fund, the Tax-Free New York Fund, the Total Return Bond Fund and the U.S. Government Securities Fund. Each Fund pays a fee to HIFSCO, a portion of which may be used to compensate Wellington or HIMCO.

    The schedules below reflect the rates of compensation paid to HIFSCO for investment advisory services rendered:

                         MONEY MARKET FUND
    AVERAGE DAILY NET ASSETS                         ANNUAL FEE
    ------------------------                         ----------
    On first $500 million..........................     .50%
    On next $500 million...........................     .45%
    Over $1 billion................................     .40%

                      TAX-FREE NATIONAL FUND
                AND U.S. GOVERNMENT SECURITIES FUND
    AVERAGE DAILY NET ASSETS                         ANNUAL FEE
    ------------------------                         ----------
    On first $50 million...........................     .80%
    Over $50 million...............................     .70%

                      TOTAL RETURN BOND FUND
    AVERAGE DAILY NET ASSETS                         ANNUAL FEE
    ------------------------                         ----------
    On first $500 million..........................     .65%
    On next $500 million...........................     .55%
    Over $1 billion................................     .50%

                        SMALL COMPANY FUND,
                           MIDCAP FUND,
                        MIDCAP VALUE FUND,
                 INTERNATIONAL OPPORTUNITIES FUND
                      AND GLOBAL LEADERS FUND
    AVERAGE DAILY NET ASSETS                         ANNUAL FEE
    ------------------------                         ----------
    On first $500 million..........................     .85%
    On next $500 million...........................     .75%
    Over $1 billion................................     .70%

                        TAX-FREE MINNESOTA
    AVERAGE DAILY NET ASSETS                         ANNUAL FEE
    ------------------------                         ----------
    On first $50 million...........................     .72%
    Over $50 million...............................     .70%

                       SMALLCAP GROWTH FUND,
                    GROWTH OPPORTUNITIES FUND,
                     VALUE OPPORTUNITIES FUND
                          AND GROWTH FUND
    AVERAGE DAILY NET ASSETS                         ANNUAL FEE
    ------------------------                         ----------
    On first $100 million..........................     1.00%
    On next $150 million...........................      .80%
    Over $250 million..............................      .70%

                     DIVIDEND AND GROWTH FUND,
                           ADVISERS FUND
                        AND HIGH YIELD FUND
    AVERAGE DAILY NET ASSETS                         ANNUAL FEE
    ------------------------                         ----------
    On first $500 million..........................     .75%
    On next $500 million...........................     .65%
    Over $1 billion................................     .60%

                 INTERNATIONAL SMALL COMPANY FUND
            AND INTERNATIONAL CAPITAL APPRECIATION FUND
    AVERAGE DAILY NET ASSETS                         ANNUAL FEE
    ------------------------                         ----------
    On first $500 million..........................     1.00%
    On next $500 million...........................      .90%
    Over $1 billion................................      .85%

                    CAPITAL APPRECIATION FUND,
                            STOCK FUND,
                            VALUE FUND
                    AND GROWTH AND INCOME FUND
    AVERAGE DAILY NET ASSETS                         ANNUAL FEE
    ------------------------                         ----------
    On first $500 million..........................     .80%
    On next $500 million...........................     .70%
    Over $1 billion................................     .65%

                    GLOBAL COMMUNICATIONS FUND,
                  GLOBAL FINANCIAL SERVICES FUND,
                        GLOBAL HEALTH FUND,
                      GLOBAL TECHNOLOGY FUND
                          AND FOCUS FUND
    AVERAGE DAILY NET ASSETS                         ANNUAL FEE
    ------------------------                         ----------
    On first $500 million..........................     1.00%
    On next $500 million...........................      .95%
    Over $1 billion................................      .90%

                            INCOME FUND
                      AND INFLATION PLUS FUND
    AVERAGE DAILY NET ASSETS                         ANNUAL FEE
    ------------------------                         ----------
    On first $500 million..........................     .60%
    Over $500 million..............................     .55%

                     TAX-FREE CALIFORNIA FUND,
                      TAX-FREE NEW YORK FUND
                      AND SHORT DURATION FUND
    AVERAGE DAILY NET ASSETS                         ANNUAL FEE
    ------------------------                         ----------
    On first $500 million..........................     .55%
    Over $500 million..............................     .50%

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

    B) DISTRIBUTION AND SERVICE PLAN FOR CLASS A, B, C, E, H, L, M AND N
    SHARES -- HIFSCO, is the principal underwriter and distributor of the Funds. HIFSCO is engaged in distribution activities, which include marketing, distribution and clearing of shares through broker-dealers, financing distribution costs and maintaining financial books and records. For the six month period ended, April 30, 2003, the following revenues were received by
    HIFSCO:

                               FRONT-END LOAD    CONTINGENT DEFERRED
                                SALES CHARGE        SALES CHARGE
                               --------------    -------------------
    HIFSCO...................     $23,369              $5,686

    The Funds have adopted Distribution and Service Plans in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, to compensate the Distributor (HIFSCO) for activities intended to result in the sale and distribution of Classes A, B, C, H, L, M and N shares and for providing services for shareholders. The Distributor is compensated at an annual rate that may not exceed 0.35% of the average daily net asset value of Class A shares of the Fund, some or all of which may be remitted to brokers. Up to 0.25% of the fee may be used for shareholder servicing expenses with the remainder used for distribution expenses. The Board of Directors have currently authorized Rule 12b-1 payments of up to 0.30%. Some or the entire 12b-1 fee for Class B shares may be remitted to broker-dealers for distribution and/or shareholder account services. Under the Class B Plan, the Fund pays the Distributor 1.00% of the average daily net assets of Class B shares that are outstanding for 8 years or less, 0.25% of which is a fee for service provided to existing shareholders with the remainder used for distribution expenses. After eight years, Class B shares convert to Class A shares. Upon conversion to Class A shares, the Class A plan described above will apply to those shares. Under the Class C Plan, the Fund pays the Distributor 1.00% of the average daily net assets of Class C shares outstanding, 0.25% of which is intended as a fee for services provided to existing shareholders with the remainder used for distribution expenses. For Class C shares, some or the entire fee may be remitted to broker-dealers for distribution and/or shareholder account services. Class L has a distribution fee of 0.25% for each Fund, except for SmallCap Growth Fund has a 0.45%. Classes H, M and N have a distribution fee of 1.00% of average daily net assets on an annual basis, to be used to compensate those who sell shares of the fund and pay certain other expenses of selling fund shares. There is no distribution plan for Class Y shares.

    C) OPERATING EXPENSES -- Allocable expenses incurred by the Funds are allocated to each Fund in proportion to the average daily net assets of each Fund, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund. The Hartford has voluntarily agreed to limit the total operating expenses of the Class A, B, C, H, L, M, N and Y shares of some of the Funds, exclusive of taxes, interest, brokerage commissions, certain distribution expenses and extraordinary expenses are as follows:

    FUND                                            CLASS A   CLASS B   CLASS C   CLASS H   CLASS L   CLASS M   CLASS N   CLASS Y
    ----                                            -------   -------   -------   -------   -------   -------   -------   -------
    Focus Fund....................................   1.65%     2.35%     2.35%      NA        NA        NA        NA       1.20%
    Global Communications Fund....................   1.65%     2.35%     2.35%      NA        NA        NA        NA       1.20%
    Global Financial Services Fund................   1.65%     2.35%     2.35%      NA        NA        NA        NA       1.20%
    Global Health Fund............................   1.65%     2.35%     2.35%      NA        NA        NA        NA       1.20%
    Global Leaders Fund...........................   1.65%     2.35%     2.35%      NA        NA        NA        NA       1.20%
    Global Technology Fund........................   1.65%     2.35%     2.35%      NA        NA        NA        NA       1.20%
    Growth and Income Fund........................   1.45%     2.15%     2.15%      NA        NA        NA        NA       1.00%
    Growth Fund...................................   1.45%     2.15%     2.15%     2.15%     1.45%     2.15%     2.15%     1.00%
    Growth Opportunities Fund.....................   1.45%     2.15%     2.15%     2.15%     1.45%     2.15%     2.15%     1.00%
    High Yield Fund...............................   1.40%     2.10%     2.10%      NA        NA        NA        NA       0.95%
    Income Fund...................................   1.00%     1.70%     1.70%      NA        NA        NA        NA        NA
    Inflation Plus Fund...........................   1.00%     1.70%     1.70%      NA        NA        NA        NA        NA
    International Capital Appreciation Fund.......   1.65%     2.35%     2.35%      NA        NA        NA        NA       1.20%
    International Opportunities Fund..............   1.65%     2.35%     2.35%      NA        NA        NA        NA       1.20%
    International Small Company Fund..............   1.65%     2.35%     2.35%      NA        NA        NA        NA       1.20%
    MidCap Value Fund.............................   1.45%     2.15%     2.15%      NA        NA        NA        NA       1.00%
    Money Market Fund.............................   1.00%     1.70%     1.70%      NA        NA        NA        NA       0.55%
    Short Duration Fund...........................   0.95%     1.65%     1.65%      NA        NA        NA        NA        NA
    Small Company Fund............................   1.45%     2.15%     2.15%      NA        NA        NA        NA       1.00%
    Small Cap Growth Fund.........................   1.45%     2.15%     2.15%     2.15%     1.45%     2.15%     2.15%     1.10%
    Tax-Free California Fund......................   0.95%     1.65%     1.65%      NA        NA        NA        NA        NA
    Tax-Free Minnesota Fund.......................   1.15%     1.85%     1.85%     1.85%     1.15%     1.85%     1.85%     0.80%
    Tax-Free National Fund........................   1.15%     1.85%     1.85%     1.85%     1.15%     1.85%     1.85%     0.85%
    Tax-Free New York Fund........................   0.95%     1.65%     1.65%      NA        NA        NA        NA        NA
    Total Return Bond Fund........................   1.25%     1.95%     1.95%      NA        NA        NA        NA       0.80%
    U.S. Government Securities Fund...............   1.20%     1.90%     1.90%     1.90%     1.20%     1.90%     1.90%     0.80%
    Value Fund....................................   1.45%     2.15%     2.15%      NA        NA        NA        NA       1.00%
    Value Opportunities Fund......................   1.45%     2.15%     2.15%     2.15%     1.45%     2.15%     2.15%     1.25%

    The Hartford may terminate such voluntary and temporary fee waivers and expense limitation arrangements at any time.

--------------------------------------------------------------------------------

    Amounts incurred which exceed the above limits, are deducted from expenses and are reported as expense reimbursements or waivers on the accompanying Statement of Operations.

    As of March 1, 2003, the fee waivers and expense limitation arrangements ended for the Advisers Fund, the Capital Appreciation Fund, the Dividend and Growth Fund, the MidCap Fund and the Stock Fund.

    D) OTHER RELATED PARTY TRANSACTIONS -- The Hartford and its subsidiaries provide facilities and office equipment, as well as perform certain other services, including fund accounting and financial reporting, to the Funds. Certain officers of the Funds are directors and/or officers of HIFSCO, HIMCO and/or The Hartford or its subsidiaries. No officer of the Funds receives any compensation directly from the Funds. Hartford Administrative Services Company (HASCO), a wholly owned subsidiary of The Hartford, provides transfer agent services to the Funds.

4. AFFILIATE HOLDINGS: As of April 30, 2003, affiliates of The Hartford had ownership of shares in the Funds as follows:

    FUND                        CLASS A   CLASS B   CLASS C   CLASS Y
    ----                        -------   -------   -------   -------
    Focus Fund................     --        --        --         1
    Global Communications
      Fund....................    700       100       100       100
    Global Financial Services
      Fund....................    700       100       100       100
    Global Health Fund........     @@        @@        @@        @@
    Global Leaders Fund.......     --        --        --        @@
    Global Technology Fund....     --        --        --        @@
    Growth and Income Fund....     --        --        --        32
    Growth Fund...............     @@        @@        @@        @@
    Growth Opportunities
      Fund....................     @@        @@        @@        @@
    High Yield Fund...........     --        --        --        @@
    Income Fund...............    814       101       101        NA
    Inflation Plus Fund.......    806       101       101        NA
    International Capital
      Appreciation Fund.......    210        30        30        30
    International Small
      Company Fund............    210        30        30        30
    MidCap Value Fund.........     --        --        --        @@
    Short Duration Fund.......    807       101       101        NA
    SmallCap Growth Fund......     @@        @@        @@        @@
    Tax-Free California Fund      808       101       101        NA
    Tax-Free Minnesota Fund...     @@        @@        @@        @@
    Tax-Free National Fund....     @@        @@        @@        @@
    Tax-Free New York Fund....    807       101       101        NA
    U.S. Government Securities
      Fund....................     @@        @@        @@        @@

    FUND                        CLASS A   CLASS B   CLASS C   CLASS Y
    ----                        -------   -------   -------   -------
    Value Fund................     --        --        --        30
    Value Opportunities
      Fund....................     @@        @@        @@        @@

    @@ Due to the presentation of the financial statements in thousands, the number of shares held round to zero.

5. INVESTMENT TRANSACTIONS: For the six-month period ended April 30, 2003, the cost of purchases and proceeds from sales of securities for Money Market Fund were $3,403,475 and $3,455,871, respectively. The cost of purchases and proceeds from sales of securities (excluding short-term investments) for the other portfolios were as follows:

                                           COST OF      PROCEEDS
    FUND                                  PURCHASES    FROM SALES
    ----                                  ----------   ----------
    Advisers Fund.......................  $  573,163   $  628,615
    Capital Appreciation Fund...........   1,695,974    1,852,499
    Dividend and Growth Fund............     356,412      195,440
    Focus Fund..........................     100,489      109,495
    Global Communications Fund..........       4,045        3,620
    Global Financial Services Fund......       6,005        6,480
    Global Health Fund..................      37,740       51,128
    Global Leaders Fund.................     712,128      725,955
    Global Technology Fund..............      25,906       27,620
    Growth and Income Fund..............     116,996      140,620
    Growth Fund.........................     189,394      209,860
    Growth Opportunities Fund...........     406,923      430,263
    High Yield Fund.....................     104,225       43,864
    Income Fund.........................      23,598        6,975
    Inflation Plus Fund.................     201,700        4,804
    International Capital Appreciation
      Fund..............................       9,754        8,719
    International Opportunities Fund....      54,972       59,926
    International Small Company Fund....       7,416        5,580
    MidCap Fund.........................     668,402      508,990
    MidCap Value Fund...................      39,802       36,663
    Short Duration Fund.................      70,611       22,721
    Small Company Fund..................     149,977      158,984
    SmallCap Growth Fund................      64,485       69,608
    Stock Fund..........................     337,547      413,705
    Tax-Free California Fund............      15,923        4,634
    Tax-Free Minnesota Fund.............       3,120        2,457
    Tax-Free National Fund..............      21,690       13,406
    Tax-Free New York Fund..............      14,606        4,628
    Total Return Bond Fund..............     632,645      569,070
    U.S. Government Securities Fund.....     280,700      247,322
    Value Fund..........................       7,671        7,810
    Value Opportunities Fund............       8,805       11,140

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS: The following information is for the six-month period ended April 30, 2003 or the year ended October 31, 2002 (for the Income Fund, the Inflation Plus Fund, the Short Duration Fund, the Tax-Free California Fund and the Tax-Free New York Fund includes only one days transactions):

                                                       SHARES ISSUED FOR                                  SHARES ISSUED
                                SHARES SOLD          REINVESTED DIVIDENDS        SHARES REDEEMED           FROM MERGER
                           ----------------------    ---------------------    ----------------------    ------------------
                             2003         2002         2003        2002         2003         2002        2003       2002
                           --------    ----------    --------    ---------    ---------    ---------    ------    --------
ADVISERS FUND:
Class A Shares...........    10,527        30,212        768        1,488        (9,350)     (19,331)       --      10,210
       Amount............  $134,190    $  425,382     $9,774      $20,243     $(118,900)   $(261,961)   $   --    $149,372
Class B Shares...........     2,409         7,800        189          413        (4,838)     (10,661)       --       4,011
       Amount............  $ 30,376    $  109,498     $2,388      $ 5,576     $ (60,654)   $(140,899)   $   --    $ 58,085
Class C Shares...........     2,317         8,933        146          328        (4,662)      (9,892)       --         721
       Amount............  $ 29,500    $  126,642     $1,865      $ 4,445     $ (59,037)   $(133,048)   $   --    $ 10,535
Class Y Shares...........       146           313          4           25           (10)      (3,901)       --          --
       Amount............  $  1,886    $    4,432     $   52      $   377     $    (133)   $ (59,007)   $   --    $     --
CAPITAL APPRECIATION
FUND:
Class A Shares...........     8,897        37,272         --           --        (9,299)     (19,951)       --          --
       Amount............  $183,090    $  911,291     $   --      $    --     $(189,992)   $(446,936)   $   --    $     --
Class B Shares...........     3,044        15,443         --           --        (3,917)      (7,947)       --          --
       Amount............  $ 59,381    $  361,905     $   --      $    --     $ (75,424)   $(165,543)   $   --    $     --
Class C Shares...........     3,785        17,915         --           --        (4,428)      (8,820)       --          --
       Amount............  $ 74,095    $  419,454     $   --      $    --     $ (85,402)   $(183,671)   $   --    $     --
Class Y Shares...........       554           915         --           --          (279)      (2,801)       --          --
       Amount............  $ 11,797    $   22,058     $   --      $    --     $  (5,631)   $ (76,693)   $   --    $     --
DIVIDEND AND GROWTH FUND:
Class A Shares...........    14,903        32,386        270          868        (4,973)      (7,280)       --          --
       Amount............  $203,660    $  503,459     $3,673      $13,605     $ (67,446)   $(107,015)   $   --    $     --
Class B Shares...........     2,387         5,997         17          159        (1,388)      (2,118)       --          --
       Amount............  $ 32,270    $   92,473     $  223      $ 2,503     $ (18,540)   $ (30,687)   $   --    $     --
Class C Shares...........     2,685         7,245         17          129        (1,566)      (2,749)       --          --
       Amount............  $ 36,356    $  111,009     $  231      $ 2,036     $ (20,917)   $ (39,850)   $   --    $     --
Class Y Shares...........       663           930          9           40           (35)      (1,567)       --          --
       Amount............  $  9,183    $   14,303     $  131      $   629     $    (473)   $ (25,703)   $   --    $     --
FOCUS FUND:
Class A Shares...........       505         3,997         --           --        (1,296)      (2,518)       --          --
       Amount............  $  3,799    $   37,194     $   --      $    --     $  (9,654)   $ (20,394)   $   --    $     --
Class B Shares...........       151         1,013         --           --          (282)        (518)       --          --
       Amount............  $  1,123    $    9,398     $   --      $    --     $  (2,068)   $  (4,001)   $   --    $     --
Class C Shares...........       207         1,553         --           --          (594)        (732)       --          --
       Amount............  $  1,544    $   14,420     $   --      $    --     $  (4,346)   $  (5,785)   $   --    $     --
Class Y Shares...........        17            69         --           --            (4)          (1)       --          --
       Amount............  $    130    $      635     $   --      $    --     $     (30)   $     (10)   $   --    $     --
GLOBAL COMMUNICATIONS FUND:
Class A Shares...........       176           306         --           --           (66)        (107)       --          --
       Amount............  $    606    $    1,162     $   --      $    --     $    (220)   $    (376)   $   --    $     --
Class B Shares...........        33           123         --           --           (26)         (41)       --          --
       Amount............  $    110    $      440     $   --      $    --     $     (86)   $    (128)   $   --    $     --
Class C Shares...........        36            98         --           --           (23)         (60)       --          --
       Amount............  $    123    $      408     $   --      $    --     $     (76)   $    (218)   $   --    $     --
Class Y Shares...........        13            47         --           --            (6)          --        --          --
       Amount............  $     44    $      164     $   --      $    --     $     (22)   $      --    $   --    $     --
GLOBAL FINANCIAL SERVICES FUND:
Class A Shares...........        59           304          6           --           (63)        (154)       --          --
       Amount............  $    459    $    2,884     $   44      $    --     $    (489)   $  (1,390)   $   --    $     --
Class B Shares...........        25           164         --           --           (23)         (37)       --          --
       Amount............  $    189    $    1,540     $   --      $    --     $    (175)   $    (315)   $   --    $     --
Class C Shares...........        33           164         --           --           (45)         (63)       --          --
       Amount............  $    255    $    1,530     $   --      $    --     $    (335)   $    (529)   $   --    $     --
Class Y Shares...........         2            78          2           --           (11)          (1)       --          --
       Amount............  $     18    $      762     $   13      $    --     $     (90)   $      (8)   $   --    $     --
GLOBAL HEALTH FUND:
Class A Shares...........     1,236         6,349        228          154        (1,849)      (4,932)       --          --
       Amount............  $ 14,089    $   83,934     $2,589      $ 2,030     $ (20,840)   $ (61,196)   $   --    $     --
Class B Shares...........       271         1,729        101           64          (433)        (915)       --          --
       Amount............  $  2,986    $   22,654     $1,130      $   840     $  (4,715)   $ (10,740)   $   --    $     --

                               NET INCREASE
                           (DECREASE) OF SHARES
                           --------------------
                             2003        2002
                           --------    --------
ADVISERS FUND:
Class A Shares...........     1,945      22,579
       Amount............  $ 25,064    $333,036
Class B Shares...........    (2,240)      1,563
       Amount............  $(27,890)   $ 32,260
Class C Shares...........    (2,199)         90
       Amount............  $(27,672)   $  8,574
Class Y Shares...........       140      (3,563)
       Amount............  $  1,805    $(54,198)
CAPITAL APPRECIATION
FUND:
Class A Shares...........      (402)     17,321
       Amount............  $ (6,902)   $464,355
Class B Shares...........      (873)      7,496
       Amount............  $(16,043)   $196,362
Class C Shares...........      (643)      9,095
       Amount............  $(11,307)   $235,783
Class Y Shares...........       275      (1,886)
       Amount............  $  6,166    $(54,635)
DIVIDEND AND GROWTH FUND:
Class A Shares...........    10,200      25,974
       Amount............  $139,887    $410,049
Class B Shares...........     1,016       4,038
       Amount............  $ 13,953    $ 64,289
Class C Shares...........     1,136       4,625
       Amount............  $ 15,670    $ 73,195
Class Y Shares...........       637        (597)
       Amount............  $  8,841    $(10,771)
FOCUS FUND:
Class A Shares...........      (791)      1,479
       Amount............  $ (5,855)   $ 16,800
Class B Shares...........      (131)        495
       Amount............  $   (945)   $  5,397
Class C Shares...........      (387)        821
       Amount............  $ (2,802)   $  8,635
Class Y Shares...........        13          68
       Amount............  $    100    $    625
GLOBAL COMMUNICATIONS FUN
Class A Shares...........       110         199
       Amount............  $    386    $    786
Class B Shares...........         7          82
       Amount............  $     24    $    312
Class C Shares...........        13          38
       Amount............  $     47    $    190
Class Y Shares...........         7          47
       Amount............  $     22    $    164
GLOBAL FINANCIAL SERVICES
Class A Shares...........         2         150
       Amount............  $     14    $  1,494
Class B Shares...........         2         127
       Amount............  $     14    $  1,225
Class C Shares...........       (12)        101
       Amount............  $    (80)   $  1,001
Class Y Shares...........        (7)         77
       Amount............  $    (59)   $    754
GLOBAL HEALTH FUND:
Class A Shares...........      (385)      1,571
       Amount............  $ (4,162)   $ 24,768
Class B Shares...........       (61)        878
       Amount............  $   (599)   $ 12,754



@@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

--------------------------------------------------------------------------------

                                                       SHARES ISSUED FOR                                  SHARES ISSUED
                                SHARES SOLD          REINVESTED DIVIDENDS        SHARES REDEEMED           FROM MERGER
                           ----------------------    ---------------------    ----------------------    ------------------
                             2003         2002         2003        2002         2003         2002        2003       2002
                           --------    ----------    --------    ---------    ---------    ---------    ------    --------
Class C Shares...........       232         1,583         98           69          (519)      (1,139)       --          --
       Amount............  $  2,563    $   20,910     $1,089      $   897     $  (5,683)   $ (13,533)   $   --    $     --
Class Y Shares...........        21            94          2            7           (22)        (345)       --          --
       Amount............  $    248    $    1,245     $   23      $    92     $    (255)   $  (4,828)   $   --    $     --
GLOBAL LEADERS FUND:
Class A Shares...........    15,398        38,303         --           --       (15,820)     (32,026)       --       6,063
       Amount............  $172,027    $  476,139     $   --      $    --     $(176,472)   $(410,391)   $   --    $ 81,253
Class B Shares...........       291           892         --           --          (687)      (1,468)       --       2,012
       Amount............  $  3,149    $   12,236     $   --      $    --     $  (7,363)   $ (17,733)   $   --    $ 26,325
Class C Shares...........       571         1,533         --           --        (1,266)      (3,154)       --         262
       Amount............  $  6,296    $   19,049     $   --      $    --     $ (13,801)   $ (38,398)   $   --    $  3,427
Class Y Shares...........       450           575         --           --            (1)        (644)       --          --
       Amount............  $  5,141    $    7,234     $   --      $    --     $     (10)   $  (9,185)   $   --    $     --
GLOBAL TECHNOLOGY FUND:
Class A Shares...........     1,461         6,012         --           --        (1,217)      (6,044)       --          --
       Amount............  $  4,755    $   26,713     $   --      $    --     $  (3,844)   $ (25,765)   $   --    $     --
Class B Shares...........       296           772         --           --          (343)        (739)       --          --
       Amount............  $    918    $    3,149     $   --      $    --     $  (1,054)   $  (2,751)   $   --    $     --
Class C Shares...........       343           742         --           --          (563)      (1,399)       --          --
       Amount............  $  1,072    $    3,146     $   --      $    --     $  (1,739)   $  (5,115)   $   --    $     --
Class Y Shares...........        98           516         --           --           (90)      (1,485)       --          --
       Amount............  $    313    $    2,264     $   --      $    --     $    (279)   $  (8,253)   $   --    $     --
GROWTH AND INCOME FUND:
Class A Shares...........     2,666         8,981         --           --        (5,294)      (6,736)       --       1,945
       Amount............  $ 22,499    $   91,439     $   --      $    --     $ (44,111)   $ (64,226)   $   --    $ 20,626
Class B Shares...........       435         1,220         --           --          (758)      (1,387)       --       1,206
       Amount............  $  3,536    $   11,971     $   --      $    --     $  (6,087)   $ (12,606)   $   --    $ 12,446
Class C Shares...........       477         1,280         --           --        (1,016)      (2,046)       --         179
       Amount............  $  3,894    $   12,720     $   --      $    --     $  (8,180)   $ (18,897)   $   --    $  1,856
Class Y Shares...........        13            41         --           --            (2)          (6)       --          --
       Amount............  $    110    $      425     $   --      $    --     $     (17)   $     (61)   $   --    $     --
GROWTH FUND:
Class A Shares...........       806           636         --           --          (247)        (134)       --          --
       Amount............  $  9,622    $    8,247     $   --      $    --     $  (2,923)   $  (1,639)   $   --    $     --
Class B Shares...........       176           171         --           --           (34)         (14)       --          --
       Amount............  $  1,924    $    1,973     $   --      $    --     $    (375)   $    (147)   $   --    $     --
Class C Shares...........       192           181         --           --           (47)         (44)       --          --
       Amount............  $  2,091    $    2,077     $   --      $    --     $    (495)   $    (468)   $   --    $     --
Class H Shares...........        78           239         --            1          (323)        (735)       --          --
       Amount............  $    855    $    3,107     $   --      $    13     $  (3,474)   $  (8,866)   $   --    $     --
Class L Shares...........       541         1,044         --            8        (1,993)      (5,098)       --          --
       Amount............  $  6,534    $   14,904     $   --      $   116     $ (23,824)   $ (68,367)   $   --    $     --
Class M Shares...........        96           285         --           @@          (281)        (460)       --          --
       Amount............  $  1,037    $    3,657     $   --      $    10     $  (3,006)   $  (5,592)   $   --    $     --
Class N Shares...........        14            72         --           @@           (43)        (201)       --          --
       Amount............  $    154    $      952     $   --      $     2     $    (468)   $  (2,481)   $   --    $     --
Class Y Shares...........        --            @@         --           --            --           --        --          --
       Amount............  $     --    $        1     $   --      $    --     $      --    $      --    $   --    $     --
GROWTH OPPORTUNITIES
FUND:
Class A Shares...........       173           289         --           --           (82)         (71)       --          --
       Amount............  $  2,748    $    5,314     $   --      $    --     $  (1,278)   $  (1,171)   $   --    $     --
Class B Shares...........        44            69         --           --           (10)         (12)       --          --
       Amount............  $    633    $    1,159     $   --      $    --     $    (145)   $    (187)   $   --    $     --
Class C Shares...........        46           106         --           --           (36)         (41)       --          --
       Amount............  $    664    $    1,612     $   --      $    --     $    (511)   $    (596)   $   --    $     --
Class H Shares...........       129           316         --           36          (380)        (643)       --          --
       Amount............  $  1,820    $    5,424     $   --      $   647     $  (5,319)   $ (10,604)   $   --    $     --
Class L Shares...........       580         1,473         --          311        (2,297)      (5,768)       --          --
       Amount............  $  9,171    $   28,880     $   --      $ 6,190     $ (36,164)   $(107,309)   $   --    $     --
Class M Shares...........        83           214         --           17          (187)        (320)       --          --
       Amount............  $  1,167    $    3,662     $   --      $   322     $  (2,617)   $  (5,191)   $   --    $     --
Class N Shares...........        14            42         --            4           (52)         (96)       --          --
       Amount............  $    197    $      744     $   --      $    73     $    (723)   $  (1,657)   $   --    $     --

                               NET INCREASE
                           (DECREASE) OF SHARES
                           --------------------
                             2003        2002
                           --------    --------
Class C Shares...........      (189)        513
       Amount............  $ (2,031)   $  8,274
Class Y Shares...........         1        (244)
       Amount............  $     16    $ (3,491)
GLOBAL LEADERS FUND:
Class A Shares...........      (422)     12,340
       Amount............  $ (4,445)   $147,001
Class B Shares...........      (396)      1,436
       Amount............  $ (4,214)   $ 20,828
Class C Shares...........      (695)     (1,359)
       Amount............  $ (7,505)   $(15,922)
Class Y Shares...........       449         (69)
       Amount............  $  5,131    $ (1,951)
GLOBAL TECHNOLOGY FUND:
Class A Shares...........       244         (32)
       Amount............  $    911    $    948
Class B Shares...........       (47)         33
       Amount............  $   (136)   $    398
Class C Shares...........      (220)       (657)
       Amount............  $   (667)   $ (1,969)
Class Y Shares...........         8        (969)
       Amount............  $     34    $ (5,989)
GROWTH AND INCOME FUND:
Class A Shares...........    (2,628)      4,190
       Amount............  $(21,612)   $ 47,839
Class B Shares...........      (323)      1,039
       Amount............  $ (2,551)   $ 11,811
Class C Shares...........      (539)       (587)
       Amount............  $ (4,286)   $ (4,321)
Class Y Shares...........        11          35
       Amount............  $     93    $    364
GROWTH FUND:
Class A Shares...........       559         502
       Amount............  $  6,699    $  6,608
Class B Shares...........       142         157
       Amount............  $  1,549    $  1,826
Class C Shares...........       145         137
       Amount............  $  1,596    $  1,609
Class H Shares...........      (245)       (495)
       Amount............  $ (2,619)   $ (5,746)
Class L Shares...........    (1,452)     (4,046)
       Amount............  $(17,290)   $(53,347)
Class M Shares...........      (185)       (175)
       Amount............  $ (1,969)   $ (1,925)
Class N Shares...........       (29)       (129)
       Amount............  $   (314)   $ (1,527)
Class Y Shares...........        --          @@
       Amount............  $     --    $      1
GROWTH OPPORTUNITIES
FUND:
Class A Shares...........        91         218
       Amount............  $  1,470    $  4,143
Class B Shares...........        34          57
       Amount............  $    488    $    972
Class C Shares...........        10          65
       Amount............  $    153    $  1,016
Class H Shares...........      (251)       (291)
       Amount............  $ (3,499)   $ (4,533)
Class L Shares...........    (1,717)     (3,984)
       Amount............  $(26,993)   $(72,239)
Class M Shares...........      (104)        (89)
       Amount............  $ (1,450)   $ (1,207)
Class N Shares...........       (38)        (50)
       Amount............  $   (526)   $   (840)



@@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                       SHARES ISSUED FOR                                  SHARES ISSUED
                                SHARES SOLD          REINVESTED DIVIDENDS        SHARES REDEEMED           FROM MERGER
                           ----------------------    ---------------------    ----------------------    ------------------
                             2003         2002         2003        2002         2003         2002        2003       2002
                           --------    ----------    --------    ---------    ---------    ---------    ------    --------
Class Y Shares...........        --            @@         --           --            --           --        --          --
       Amount............  $     --    $        1     $   --      $    --     $      --    $      --    $   --    $     --
Class Z Shares...........        39            59         --           48          (100)      (3,218)       --          --
       Amount............  $    658    $    1,299     $   --      $   983     $  (1,637)   $ (70,413)   $   --    $     --
HIGH YIELD FUND:
Class A Shares...........     9,488         9,501        698          887        (3,543)      (6,676)       --       5,090
       Amount............  $ 68,838    $   74,745     $5,057      $ 6,677     $ (25,612)   $ (51,831)   $   --    $ 41,430
Class B Shares...........     2,399         2,251        198          270          (975)      (1,863)       --       3,935
       Amount............  $ 17,483    $   17,344     $1,431      $ 2,020     $  (7,037)   $ (14,165)   $   --    $ 31,948
Class C Shares...........     2,701         4,021        186          283          (889)      (1,872)       --         337
       Amount............  $ 19,773    $   31,627     $1,344      $ 2,141     $  (6,416)   $ (14,323)   $   --    $  2,737
Class Y Shares...........        --            54         --            9            --         (561)       --          --
       Amount............  $     --    $      469     $   --      $    75     $      --    $  (4,796)   $   --    $     --
INCOME FUND:
Class A Shares...........       353           800         25           --           (84)          --        --          --
       Amount............  $  3,633    $    8,000     $  255      $    --     $    (862)   $      --    $   --    $     --
Class B Shares...........       195           100          4           --           (36)          --        --          --
       Amount............  $  2,005    $    1,000     $   36      $    --     $    (369)   $      --    $   --    $     --
Class C Shares...........       227           100          4           --           (10)          --        --          --
       Amount............  $  2,343    $    1,000     $   40      $    --     $    (104)   $      --    $   --    $     --
INFLATION PLUS FUND:
Class A Shares...........     7,362           800         59           --          (740)          --        --          --
       Amount............  $ 76,173    $    8,002     $  605      $    --     $  (7,741)   $      --    $   --    $     --
Class B Shares...........     3,806           100         20           --          (158)          --        --          --
       Amount............  $ 39,520    $    1,000     $  214      $    --     $  (1,648)   $      --    $   --    $     --
Class C Shares...........     8,263           100         47           --          (409)          --        --          --
       Amount............  $ 85,666    $    1,000     $  487      $    --     $  (4,228)   $      --    $   --    $     --
INTERNATIONAL CAPITAL APPRECIATION FUND:
Class A Shares...........     1,116         1,535          1           --        (1,055)      (1,201)       --          --
       Amount............  $  7,883    $   11,891     $    5      $    --     $  (7,444)   $  (9,277)   $   --    $     --
Class B Shares...........        98           104         --           --           (79)         (28)       --          --
       Amount............  $    689    $      840     $   --      $    --     $    (557)   $    (219)   $   --    $     --
Class C Shares...........       403           277         --           --          (360)        (199)       --          --
       Amount............  $  2,795    $    2,073     $   --      $    --     $  (2,520)   $  (1,468)   $   --    $     --
Class Y Shares...........        --            --         @@           --            --           --        --          --
       Amount............  $     --    $       --     $    1      $    --     $      --    $      --    $   --    $     --
INTERNATIONAL OPPORTUNITIES FUND:
Class A Shares...........    17,947        71,750         --           --       (18,375)     (72,603)       --       1,418
       Amount............  $140,919    $  672,351     $   --      $    --     $(144,927)   $(685,079)   $   --    $ 12,538
Class B Shares...........       197           347         --           --          (324)        (643)       --         636
       Amount............  $  1,484    $    3,098     $   --      $    --     $  (2,414)   $  (5,676)   $   --    $  5,906
Class C Shares...........     4,782         6,014         --           --        (4,841)      (6,399)       --          77
       Amount............  $ 36,170    $   49,239     $   --      $    --     $ (36,713)   $ (53,383)   $   --    $    711
Class Y Shares...........       268         1,255         --           --          (227)      (2,501)       --          --
       Amount............  $  2,115    $   12,179     $   --      $    --     $  (1,799)   $ (25,586)   $   --    $     --
INTERNATIONAL SMALL COMPANY FUND:
Class A Shares...........       776         1,081          2           --          (623)        (777)       --          --
       Amount............  $  6,738    $   10,260     $   10      $    --     $  (5,426)   $  (7,309)   $   --    $     --
Class B Shares...........        22           123         --           --            (9)         (43)       --          --
       Amount............  $    191    $    1,160     $   --      $    --     $     (82)   $    (386)   $   --    $     --
Class C Shares...........       154            86         --           --          (131)         (30)       --          --
       Amount............  $  1,314    $      774     $   --      $    --     $  (1,124)   $    (247)   $   --    $     --
Class Y Shares...........        72            91          1           --           (13)          (6)       --          --
       Amount............  $    636    $      827     $    7      $    --     $    (113)   $     (61)   $   --    $     --
MIDCAP FUND:
Class A Shares...........    11,843        16,040         --           --        (4,638)      (7,584)       --          --
       Amount............  $188,713    $  269,742     $   --      $    --     $ (73,122)   $(127,935)   $   --    $     --
Class B Shares...........     2,723         4,128         --           --        (1,569)      (2,799)       --          --
       Amount............  $ 41,795    $   67,559     $   --      $    --     $ (23,757)   $ (45,504)   $   --    $     --
Class C Shares...........     3,603         4,901         --           --        (2,018)      (4,256)       --          --
       Amount............  $ 55,479    $   80,204     $   --      $    --     $ (30,654)   $ (69,945)   $   --    $     --
Class Y Shares...........     1,541         1,373         --           --          (296)      (2,766)       --          --
       Amount............  $ 25,251    $   24,730     $   --      $    --     $  (4,822)   $ (48,769)   $   --    $     --

                               NET INCREASE
                           (DECREASE) OF SHARES
                           --------------------
                             2003        2002
                           --------    --------
Class Y Shares...........        --          @@
       Amount............  $     --    $      1
Class Z Shares...........       (61)     (3,111)
       Amount............  $   (979)   $(68,131)
HIGH YIELD FUND:
Class A Shares...........     6,643       8,802
       Amount............  $ 48,283    $ 71,021
Class B Shares...........     1,622       4,593
       Amount............  $ 11,877    $ 37,147
Class C Shares...........     1,998       2,769
       Amount............  $ 14,701    $ 22,182
Class Y Shares...........        --        (498)
       Amount............  $     --    $ (4,252)
INCOME FUND:
Class A Shares...........       294         800
       Amount............  $  3,026    $  8,000
Class B Shares...........       163         100
       Amount............  $  1,672    $  1,000
Class C Shares...........       221         100
       Amount............  $  2,279    $  1,000
INFLATION PLUS FUND:
Class A Shares...........     6,681         800
       Amount............  $ 69,037    $  8,002
Class B Shares...........     3,668         100
       Amount............  $ 38,086    $  1,000
Class C Shares...........     7,901         100
       Amount............  $ 81,925    $  1,000
INTERNATIONAL CAPITAL APP
Class A Shares...........        62         334
       Amount............  $    444    $  2,614
Class B Shares...........        19          76
       Amount............  $    132    $    621
Class C Shares...........        43          78
       Amount............  $    275    $    605
Class Y Shares...........        @@          --
       Amount............  $      1    $     --
INTERNATIONAL OPPORTUNITI
Class A Shares...........      (428)        565
       Amount............  $ (4,008)   $   (190)
Class B Shares...........      (127)        340
       Amount............  $   (930)   $  3,328
Class C Shares...........       (59)       (308)
       Amount............  $   (543)   $ (3,433)
Class Y Shares...........        41      (1,246)
       Amount............  $    316    $(13,407)
INTERNATIONAL SMALL COMPA
Class A Shares...........       155         304
       Amount............  $  1,322    $  2,951
Class B Shares...........        13          80
       Amount............  $    109    $    774
Class C Shares...........        23          56
       Amount............  $    190    $    527
Class Y Shares...........        60          85
       Amount............  $    530    $    766
MIDCAP FUND:
Class A Shares...........     7,205       8,456
       Amount............  $115,591    $141,807
Class B Shares...........     1,154       1,329
       Amount............  $ 18,038    $ 22,055
Class C Shares...........     1,585         645
       Amount............  $ 24,825    $ 10,259
Class Y Shares...........     1,245      (1,393)
       Amount............  $ 20,429    $(24,039)



@@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

--------------------------------------------------------------------------------

                                                       SHARES ISSUED FOR                                  SHARES ISSUED
                                SHARES SOLD          REINVESTED DIVIDENDS        SHARES REDEEMED           FROM MERGER
                           ----------------------    ---------------------    ----------------------    ------------------
                             2003         2002         2003        2002         2003         2002        2003       2002
                           --------    ----------    --------    ---------    ---------    ---------    ------    --------
MIDCAP VALUE FUND:
Class A Shares...........     1,730        10,353         --           --        (1,432)      (2,173)       --          --
       Amount............  $ 14,670    $  102,514     $   --      $    --     $ (12,069)   $ (19,494)   $   --    $     --
Class B Shares...........       551         2,914         --           --          (463)        (542)       --          --
       Amount............  $  4,630    $   28,637     $   --      $    --     $  (3,852)   $  (4,912)   $   --    $     --
Class C Shares...........       565         3,687         --           --          (500)        (837)       --          --
       Amount............  $  4,765    $   35,966     $   --      $    --     $  (4,155)   $  (7,287)   $   --    $     --
Class Y Shares...........        --            --         --           --            --           --        --          --
       Amount............  $     --    $       --     $   --      $    --     $      --    $      --    $   --    $     --
MONEY MARKET FUND:
Class A Shares...........   266,207     1,017,129        652        2,029      (284,816)    (997,122)       --     194,078
       Amount............  $266,207    $1,017,129     $  652      $ 2,029     $(284,816)   $(997,122)   $   --    $194,078
Class B Shares...........    37,278       109,766          4          204       (41,665)     (65,167)       --       5,247
       Amount............  $ 37,278    $  109,766     $    4      $   204     $ (41,665)   $ (65,167)   $   --    $  5,247
Class C Shares...........    43,550       113,576          3          202       (64,579)    (102,381)       --         624
       Amount............  $ 43,550    $  113,576     $    3      $   202     $ (64,579)   $(102,381)   $   --    $    624
Class Y Shares...........     1,292        12,352         13          123        (2,423)     (42,969)       --          --
       Amount............  $  1,292    $   12,352     $   13      $   123     $  (2,423)   $ (42,969)   $   --    $     --
SHORT DURATION FUND:
Class A Shares...........     1,491           800         22           --          (187)          --        --          --
       Amount............  $ 15,062    $    8,002     $  220      $    --     $  (1,893)   $      --    $   --    $     --
Class B Shares...........       717           100          5           --           (89)          --        --          --
       Amount............  $  7,249    $    1,000     $   50      $    --     $    (905)   $      --    $   --    $     --
Class C Shares...........     2,102           100         12           --          (202)          --        --          --
       Amount............  $ 21,220    $    1,000     $  126      $    --     $  (2,038)   $      --    $   --    $     --
SMALL COMPANY FUND:
Class A Shares...........     1,905         6,686         --           --        (2,326)      (6,688)       --          --
       Amount............  $ 18,639    $   83,361     $   --      $    --     $ (22,451)   $ (81,570)   $   --    $     --
Class B Shares...........       197         1,061         --           --          (433)      (1,001)       --          --
       Amount............  $  1,829    $   12,844     $   --      $    --     $  (3,974)   $ (11,001)   $   --    $     --
Class C Shares...........       464         1,185         --           --          (777)      (1,518)       --          --
       Amount............  $  4,249    $   14,298     $   --      $    --     $  (7,049)   $ (16,980)   $   --    $     --
Class Y Shares...........       118           440         --           --          (272)      (2,094)       --          --
       Amount............  $  1,206    $    5,800     $   --      $    --     $  (2,589)   $ (27,145)   $   --    $     --
SMALLCAP GROWTH FUND:
Class A Shares...........       293           357         --           --          (136)        (135)       --          --
       Amount............  $  4,678    $    6,601     $   --      $    --     $  (2,189)   $  (2,250)   $   --    $     --
Class B Shares...........        61           132         --           --           (21)         (10)       --          --
       Amount............  $    890    $    2,283     $   --      $    --     $    (307)   $    (176)   $   --    $     --
Class C Shares...........        49           114         --           --           (12)         (14)       --          --
       Amount............  $    722    $    1,948     $   --      $    --     $    (166)   $    (194)   $   --    $     --
Class H Shares...........        50           149         --           23          (154)        (313)       --          --
       Amount............  $    717    $    2,732     $   --      $   416     $  (2,203)   $  (5,571)   $   --    $     --
Class L Shares...........       212           830         --          103          (568)      (1,757)       --          --
       Amount............  $  3,330    $   16,839     $   --      $ 2,032     $  (8,864)   $ (34,722)   $   --    $     --
Class M Shares...........        50           133         --           18           (99)        (220)       --          --
       Amount............  $    721    $    2,366     $   --      $   328     $  (1,425)   $  (3,773)   $   --    $     --
Class N Shares...........        16            40         --            6           (51)         (82)       --          --
       Amount............  $    228    $      728     $   --      $   116     $    (722)   $  (1,470)   $   --    $     --
Class Y Shares...........        --            @@         --           --            --           --        --          --
       Amount............  $     --    $        1     $   --      $    --     $      --    $      --    $   --    $     --
STOCK FUND:
Class A Shares...........     4,531        18,429         --           --        (7,147)     (15,369)       --          --
       Amount............  $ 62,632    $  311,199     $   --      $    --     $ (97,917)   $(238,440)   $   --    $     --
Class B Shares...........     1,070         4,217         --           --        (2,634)      (6,336)       --          --
       Amount............  $ 14,087    $   68,344     $   --      $    --     $ (34,273)   $ (92,861)   $   --    $     --
Class C Shares...........     1,405         5,277         --           --        (3,480)      (7,933)       --          --
       Amount............  $ 18,559    $   85,205     $   --      $    --     $ (45,491)   $(117,952)   $   --    $     --
Class Y Shares...........       553           986         --           --          (878)        (135)       --          --
       Amount............  $  7,874    $   15,761     $   --      $    --     $ (11,697)   $  (2,507)   $   --    $     --
TAX-FREE CALIFORNIA FUND:
Class A Shares...........       208           800         14           --           (51)          --        --          --
       Amount............  $  2,090    $    8,000     $  147      $    --     $    (515)   $      --    $   --    $     --

                               NET INCREASE
                           (DECREASE) OF SHARES
                           --------------------
                             2003        2002
                           --------    --------
MIDCAP VALUE FUND:
Class A Shares...........       298       8,180
       Amount............  $  2,601    $ 83,020
Class B Shares...........        88       2,372
       Amount............  $    778    $ 23,725
Class C Shares...........        65       2,850
       Amount............  $    610    $ 28,679
Class Y Shares...........        --          --
       Amount............  $     --    $     --
MONEY MARKET FUND:
Class A Shares...........   (17,957)    216,114
       Amount............  $(17,957)   $216,114
Class B Shares...........    (4,383)     50,050
       Amount............  $ (4,383)   $ 50,050
Class C Shares...........   (21,026)     12,021
       Amount............  $(21,026)   $ 12,021
Class Y Shares...........    (1,118)    (30,494)
       Amount............  $ (1,118)   $(30,494)
SHORT DURATION FUND:
Class A Shares...........     1,326         800
       Amount............  $ 13,389    $  8,002
Class B Shares...........       633         100
       Amount............  $  6,394    $  1,000
Class C Shares...........     1,912         100
       Amount............  $ 19,308    $  1,000
SMALL COMPANY FUND:
Class A Shares...........      (421)         (2)
       Amount............  $ (3,812)   $  1,791
Class B Shares...........      (236)         60
       Amount............  $ (2,145)   $  1,843
Class C Shares...........      (313)       (333)
       Amount............  $ (2,800)   $ (2,682)
Class Y Shares...........      (154)     (1,654)
       Amount............  $ (1,383)   $(21,345)
SMALLCAP GROWTH FUND:
Class A Shares...........       157         222
       Amount............  $  2,489    $  4,351
Class B Shares...........        40         122
       Amount............  $    583    $  2,107
Class C Shares...........        37         100
       Amount............  $    556    $  1,754
Class H Shares...........      (104)       (141)
       Amount............  $ (1,486)   $ (2,423)
Class L Shares...........      (356)       (824)
       Amount............  $ (5,534)   $(15,851)
Class M Shares...........       (49)        (69)
       Amount............  $   (704)   $ (1,079)
Class N Shares...........       (35)        (36)
       Amount............  $   (494)   $   (626)
Class Y Shares...........        --          @@
       Amount............  $     --    $      1
STOCK FUND:
Class A Shares...........    (2,616)      3,060
       Amount............  $(35,285)   $ 72,759
Class B Shares...........    (1,564)     (2,119)
       Amount............  $(20,186)   $(24,517)
Class C Shares...........    (2,075)     (2,656)
       Amount............  $(26,932)   $(32,747)
Class Y Shares...........      (325)        851
       Amount............  $ (3,823)   $ 13,254
TAX-FREE CALIFORNIA FUND:
Class A Shares...........       171         800
       Amount............  $  1,722    $  8,000



@@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                       SHARES ISSUED FOR                                  SHARES ISSUED
                                SHARES SOLD          REINVESTED DIVIDENDS        SHARES REDEEMED           FROM MERGER
                           ----------------------    ---------------------    ----------------------    ------------------
                             2003         2002         2003        2002         2003         2002        2003       2002
                           --------    ----------    --------    ---------    ---------    ---------    ------    --------
Class B Shares...........        61           100          2           --            (1)          --        --          --
       Amount............  $    618    $    1,000     $   17      $    --     $      (5)   $      --    $   --    $     --
Class C Shares...........        18           100          1           --            (2)          --        --          --
       Amount............  $    178    $    1,000     $   13      $    --     $     (20)   $      --    $   --    $     --
TAX-FREE MINNESOTA FUND:
Class A Shares...........       131           208          5            2           (34)         (12)       --          --
       Amount............  $  1,373    $    2,183     $   50      $    16     $    (358)   $    (124)   $   --    $     --
Class B Shares...........        39            25          1           --            (1)          (2)       --          --
       Amount............  $    412    $      258     $    5      $     1     $      (7)   $     (21)   $   --    $     --
Class C Shares...........        10            29         @@           --            (1)          --        --          --
       Amount............  $    102    $      303     $    5      $     2     $     (11)   $      --    $   --    $     --
Class E Shares...........        19            69         52           76          (103)        (274)       --          --
       Amount............  $    198    $      717     $  548      $   792     $  (1,087)   $  (2,834)   $   --    $     --
Class H Shares...........        --            --         @@            2           (21)         (52)       --          --
       Amount............  $     --    $       --     $    4      $    19     $    (223)   $    (536)   $   --    $     --
Class L Shares...........        12            22          6            9           (57)         (52)       --          --
       Amount............  $    121    $      219     $   64      $    94     $    (596)   $    (537)   $   --    $     --
Class M Shares...........        @@             3          1            1            (1)         (25)       --          --
       Amount............        @@    $       34     $    9      $    12     $     (15)   $    (258)   $   --    $     --
Class N Shares...........         1             2         @@           --            @@           (2)       --          --
       Amount............  $     12    $       26     $    3      $     3     $      (5)   $     (30)   $   --    $     --
Class Y Shares...........        --            @@         @@           --            --           --        --          --
       Amount............  $     --    $        1         @@      $    --     $      --    $      --    $   --    $     --
TAX-FREE NATIONAL FUND:
Class A Shares...........     1,136         1,189         38            8          (655)        (116)       --          --
       Amount............  $ 12,621    $   13,321     $  423      $    93     $  (7,269)   $  (1,304)   $   --    $     --
Class B Shares...........       217           380         11            2           (67)         (46)       --          --
       Amount............  $  2,398    $    4,241     $  125      $    24     $    (746)   $    (515)   $   --    $     --
Class C Shares...........       393           312         10            1          (123)         (35)       --          --
       Amount............  $  4,335    $    3,487     $  111      $    19     $  (1,355)   $    (396)   $   --    $     --
Class E Shares...........        19            64        109          102          (398)        (465)       --          --
       Amount............  $    212    $      708     $1,209      $ 1,125     $  (4,421)   $  (5,124)   $   --    $     --
Class H Shares...........        @@            16          8            7           (28)        (185)       --          --
       Amount............  $      5    $      182     $   83      $    79     $    (305)   $  (2,029)   $   --    $     --
Class L Shares...........        23            57         22           21           (29)        (143)       --          --
       Amount............  $    260    $      625     $  241      $   227     $    (326)   $  (1,565)   $   --    $     --
Class M Shares...........         1            19          5            4            (9)         (40)       --          --
       Amount............  $      7    $      209     $   53      $    48     $     (89)   $    (445)   $   --    $     --
Class N Shares...........         2            18          2            2            (3)         (14)       --          --
       Amount............  $     23    $      199     $   21      $    18     $     (31)   $    (161)   $   --    $     --
Class Y Shares...........        --            @@         @@           --            --           --        --          --
       Amount............  $     --    $        1         @@      $    --     $      --    $      --    $   --    $     --
TAX-FREE NEW YORK FUND:
Class A Shares...........         5           800         12           --            --           --        --          --
       Amount............  $     50    $    8,000     $  123      $    --     $      --    $      --    $   --    $     --
Class B Shares...........         1           100          1           --            --           --        --          --
       Amount............  $      8    $    1,000     $   12      $    --     $      --    $      --    $   --    $     --
Class C Shares...........        26           100          1           --            --           --        --          --
       Amount............  $    255    $    1,000     $   13      $    --     $      --    $      --    $   --    $     --
TOTAL RETURN BOND FUND:
Class A Shares...........    13,969        41,344        701          741       (10,601)     (33,367)       --          --
       Amount............  $153,471    $  440,630     $7,663      $ 7,890     $(116,194)   $(355,641)   $   --    $     --
Class B Shares...........     2,295         6,149        260          277        (1,225)      (2,452)       --          --
       Amount............  $ 25,153    $   65,306     $2,829      $ 2,942     $ (13,371)   $ (25,988)   $   --    $     --
Class C Shares...........     2,589         8,311        265          289        (1,687)      (4,332)       --          --
       Amount............  $ 28,468    $   88,545     $2,896      $ 3,072     $ (18,492)   $ (46,166)   $   --    $     --
Class Y Shares...........     1,035         2,085        148          191          (183)      (2,587)       --          --
       Amount............  $ 11,476    $   22,377     $1,631      $ 2,051     $  (2,014)   $ (27,678)   $   --    $     --
U.S. GOVERNMENT SECURITIES FUND:
Class A Shares...........     8,752         9,877        158           61        (7,573)      (2,321)       --          --
       Amount............  $ 87,033    $   96,314     $1,570      $   597     $ (75,248)   $ (22,790)   $   --    $     --
Class B Shares...........     2,304         4,502         73           25          (951)        (535)       --          --
       Amount............  $ 22,859    $   43,685     $  724      $   245     $  (9,409)   $  (5,225)   $   --    $     --

                               NET INCREASE
                           (DECREASE) OF SHARES
                           --------------------
                             2003        2002
                           --------    --------
Class B Shares...........        62         100
       Amount............  $    630    $  1,000
Class C Shares...........        17         100
       Amount............  $    171    $  1,000
TAX-FREE MINNESOTA FUND:
Class A Shares...........       102         198
       Amount............  $  1,065    $  2,075
Class B Shares...........        39          23
       Amount............  $    410    $    238
Class C Shares...........         9          29
       Amount............  $     96    $    305
Class E Shares...........       (32)       (129)
       Amount............  $   (341)   $ (1,325)
Class H Shares...........       (21)        (50)
       Amount............  $   (219)   $   (517)
Class L Shares...........       (39)        (21)
       Amount............  $   (411)   $   (224)
Class M Shares...........        --         (21)
       Amount............  $     (6)   $   (212)
Class N Shares...........         1          @@
       Amount............  $     10    $     (1)
Class Y Shares...........        @@          @@
       Amount............        @@    $      1
TAX-FREE NATIONAL FUND:
Class A Shares...........       519       1,081
       Amount............  $  5,775    $ 12,110
Class B Shares...........       161         336
       Amount............  $  1,777    $  3,750
Class C Shares...........       280         278
       Amount............  $  3,091    $  3,110
Class E Shares...........      (270)       (299)
       Amount............  $ (3,000)   $ (3,291)
Class H Shares...........       (20)       (162)
       Amount............  $   (217)   $ (1,768)
Class L Shares...........        16         (65)
       Amount............  $    175    $   (713)
Class M Shares...........        (3)        (17)
       Amount............  $    (29)   $   (188)
Class N Shares...........         1           6
       Amount............  $     13    $     56
Class Y Shares...........        @@          @@
       Amount............        @@    $      1
TAX-FREE NEW YORK FUND:
Class A Shares...........        17         800
       Amount............  $    173    $  8,000
Class B Shares...........         2         100
       Amount............  $     20    $  1,000
Class C Shares...........        27         100
       Amount............  $    268    $  1,000
TOTAL RETURN BOND FUND:
Class A Shares...........     4,069       8,718
       Amount............  $ 44,940    $ 92,879
Class B Shares...........     1,330       3,974
       Amount............  $ 14,611    $ 42,260
Class C Shares...........     1,167       4,268
       Amount............  $ 12,872    $ 45,451
Class Y Shares...........     1,000        (311)
       Amount............  $ 11,093    $ (3,250)
U.S. GOVERNMENT SECURITIE
Class A Shares...........     1,337       7,617
       Amount............  $ 13,355    $ 74,121
Class B Shares...........     1,426       3,992
       Amount............  $ 14,174    $ 38,705



@@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

--------------------------------------------------------------------------------

                                                       SHARES ISSUED FOR                                  SHARES ISSUED
                                SHARES SOLD          REINVESTED DIVIDENDS        SHARES REDEEMED           FROM MERGER
                           ----------------------    ---------------------    ----------------------    ------------------
                             2003         2002         2003        2002         2003         2002        2003       2002
                           --------    ----------    --------    ---------    ---------    ---------    ------    --------
Class C Shares...........     4,117         5,728         53           20        (3,472)      (1,610)       --          --
       Amount............  $ 40,798    $   55,648     $  520      $   199     $ (34,233)   $ (15,728)   $   --    $     --
Class E Shares...........       165           562        258          531        (1,037)      (4,688)       --          --
       Amount............  $  1,649    $    5,375     $2,554      $ 5,069     $ (10,309)   $ (44,397)   $   --    $     --
Class H Shares...........        21           156         13           29          (165)        (354)       --          --
       Amount............  $    210    $    1,495     $  126      $   271     $  (1,632)   $  (3,383)   $   --    $     --
Class L Shares...........       188         3,304         84          170          (462)      (3,941)       --          --
       Amount............  $  1,872    $   31,232     $  834      $ 1,622     $  (4,602)   $ (37,337)   $   --    $     --
Class M Shares...........        37           183         10           19          (102)        (207)       --          --
       Amount............  $    366    $    1,737     $   97      $   184     $  (1,009)   $  (1,976)   $   --    $     --
Class N Shares...........         6            33          3            6           (16)        (101)       --          --
       Amount............  $     60    $      315     $   29      $    62     $    (164)   $    (961)   $   --    $     --
Class Y Shares...........        --            @@         @@           --            --           --        --          --
       Amount............  $     --    $        1         @@      $    --     $      --    $      --    $   --    $     --
VALUE FUND:
Class A Shares...........       665         3,339         30            8          (599)        (916)       --          --
       Amount............  $  4,987    $   30,840     $  231      $    78     $  (4,425)   $  (7,524)   $   --    $     --
Class B Shares...........       118           642         --            1           (85)        (173)       --          --
       Amount............  $    874    $    5,842     $   --      $    11     $    (627)   $  (1,383)   $   --    $     --
Class C Shares...........       190         1,019         --            3          (217)        (340)       --          --
       Amount............  $  1,422    $    9,226     $   --      $    27     $  (1,597)   $  (2,813)   $   --    $     --
Class Y Shares...........        --            --         @@           @@            --           --        --          --
       Amount............  $     --    $       --     $    3      $     2     $      --    $      --    $   --    $     --
VALUE OPPORTUNITIES FUND:
Class A Shares...........       141           309         --           --          (139)         (28)       --          --
       Amount............  $  1,326    $    3,321     $   --      $    --     $  (1,306)   $    (267)   $   --    $     --
Class B Shares...........        31            63         --           --            (7)          (9)       --          --
       Amount............  $    277    $      650     $   --      $    --     $     (65)   $     (93)   $   --    $     --
Class C Shares...........        29            50         --           --            (9)          (1)       --          --
       Amount............  $    272    $      501     $   --      $    --     $     (85)   $      (5)   $   --    $     --
Class H Shares...........        23            71         --           49           (66)        (167)       --          --
       Amount............  $    200    $      773     $   --      $   542     $    (577)   $  (1,740)   $   --    $     --
Class L Shares...........        75           416         --          160          (217)        (784)       --          --
       Amount............  $    700    $    4,918     $   --      $ 1,848     $  (2,004)   $  (8,539)   $   --    $     --
Class M Shares...........        39           177         --           52           (73)        (227)       --          --
       Amount............  $    344    $    1,988     $   --      $   576     $    (648)   $  (2,338)   $   --    $     --
Class N Shares...........         9            23         --           16           (29)         (70)       --          --
       Amount............  $     71    $      263     $   --      $   183     $    (249)   $    (747)   $   --    $     --
Class Y Shares...........        --            @@         --           --            --           --        --          --
       Amount............  $     --    $        1     $   --      $    --     $      --    $      --    $   --    $     --

                               NET INCREASE
                           (DECREASE) OF SHARES
                           --------------------
                             2003        2002
                           --------    --------
Class C Shares...........       698       4,138
       Amount............  $  7,085    $ 40,119
Class E Shares...........      (614)     (3,595)
       Amount............  $ (6,106)   $(33,953)
Class H Shares...........      (131)       (169)
       Amount............  $ (1,296)   $ (1,617)
Class L Shares...........      (190)       (467)
       Amount............  $ (1,896)   $ (4,483)
Class M Shares...........       (55)         (5)
       Amount............  $   (546)   $    (55)
Class N Shares...........        (7)        (62)
       Amount............  $    (75)   $   (584)
Class Y Shares...........        @@          @@
       Amount............        @@    $      1
VALUE FUND:
Class A Shares...........        96       2,431
       Amount............  $    793    $ 23,394
Class B Shares...........        33         470
       Amount............  $    247    $  4,470
Class C Shares...........       (27)        682
       Amount............  $   (175)   $  6,440
Class Y Shares...........        @@          @@
       Amount............  $      3    $      2
VALUE OPPORTUNITIES FUND:
Class A Shares...........         2         281
       Amount............  $     20    $  3,054
Class B Shares...........        24          54
       Amount............  $    212    $    557
Class C Shares...........        20          49
       Amount............  $    187    $    496
Class H Shares...........       (43)        (47)
       Amount............  $   (377)   $   (425)
Class L Shares...........      (142)       (208)
       Amount............  $ (1,304)   $ (1,773)
Class M Shares...........       (34)          2
       Amount............  $   (304)   $    226
Class N Shares...........       (20)        (31)
       Amount............  $   (178)   $   (301)
Class Y Shares...........        --          @@
       Amount............  $     --    $      1

@@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

7. RECLASSIFICATION OF CAPITAL ACCOUNTS: In accordance with American Institute of Certified Public Accountants Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, the Funds have recorded several reclassifications in their capital accounts. These reclassifications had no impact on the net asset value of the Funds and are designed generally to present accumulated undistributed (distribution in excess of) net investment income and realized gain on investments on a tax basis which is considered to be more informative to the shareholder. The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as foreign currency and passive foreign investment company (PFIC) income classifications, and net operating losses that reduce capital gain distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds' distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the six-month period ended April 30, 2003, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below.

                            UNDISTRIBUTED    ACCUMULATED
                            NET INVESTMENT   NET REALIZED   PAID-IN
                                INCOME       GAIN (LOSS)    CAPITAL
                            --------------   ------------   -------
    Capital Appreciation
      Fund................     $(2,253)        $  1,356     $   897
    Global Health Fund....           5               (5)         --
    Global Leaders Fund...         (13)             (35)         48
    Growth Opportunities
      Fund................           6               --          (6)
    High Yield Fund.......         420          (14,049)     13,629
    Income Fund...........           5               (5)         --
    International Capital
      Appreciation Fund...          (1)               1          --
    International
      Opportunities
      Fund................         (10)              10          --

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 APRIL 30, 2003 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                            UNDISTRIBUTED    ACCUMULATED
                            NET INVESTMENT   NET REALIZED   PAID-IN
                                INCOME       GAIN (LOSS)    CAPITAL
                            --------------   ------------   -------
    International Small
      Company Fund........          --               (1)          1
    MidCap Fund...........           4               (4)         --
    Small Company Fund....          (1)               1          --
    Total Return Bond
      Fund................       3,248           (3,248)         --

    During the year ended October 31, 2002, the Global Technology Fund, the International Opportunities Fund, the Small Company Fund and the MidCap Fund realized ($925), ($547), $2,151 and $3,125, respectively, of net capital gain (loss) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Any gains/losses have been reclassified from accumulated net realized gains/losses to paid in capital.

8. CAPITAL LOSS CARRY FORWARDS: As of October 31, 2002 (tax year-end), the following Funds had capital loss carry forwards for U.S. federal income tax purposes of approximately:

                                                       YEAR OF
FUND                                        AMOUNT    EXPIRATION
----                                        -------   ----------
    Advisers Fund.........................  245,371   2009-2010
    Capital Appreciation Fund.............  689,670   2009-2010
    Dividend and Growth Fund..............    7,376        2010
    Focus Fund............................   15,785   2009-2010
    Global Communications Fund............    6,987   2009-2010
    Global Financial Services Fund........    1,944   2009-2010
    Global Leaders Fund...................  222,836   2009-2010
    Global Technology Fund................   70,335   2009-2010
    Growth and Income Fund................  102,901   2009-2010
    Growth Fund...........................   80,330   2009-2010
    Growth Opportunities Fund.............  217,809        2009
    High Yield Fund.......................   58,064   2007-2010
    International Capital Appreciation
      Fund................................    1,800   2009-2010
    International Opportunities Fund......   55,536   2009-2010
    International Small Company Fund......      405   2009-2010
    MidCap Fund...........................  130,031   2009-2010
    MidCap Value Fund.....................    2,174   2009-2010
    Small Company Fund....................  132,354   2009-2010
    SmallCap Growth Fund..................   80,758   2009-2010
    Stock Fund............................  374,519   2009-2010
    U.S. Government Securities Fund.......   28,421   2003-2008
    Value.................................    4,079        2010
    Value Opportunities Fund..............    8,600   2009-2010

    In accordance with Section 382 of the Internal Revenue Code, utilization of all or a portion of the above capital loss carry forwards (acquired via merger) is limited on an annual basis in the amounts as follows:

                                                       ANNUAL
    ACQUIRING FUND                                   LIMITATION
    --------------                                   ----------
    High Yield Fund...............................     $3,813
    International Opportunities Fund..............        960

9. LINE OF CREDIT: The Funds participate in a $550,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment, which has not been utilized. As of April 30, 2003, the Funds did not have any borrowings under this facility.

10. FUND MERGERS: Effective with the close of business on February 15, 2002, the shareholders approved the following fund mergers:

    Fortis Asset Allocation Portfolio merged into The Hartford Advisers Fund

    Fortis Global Growth Portfolio merged into The Hartford Global Leaders Fund

    Fortis Growth & Income Fund merged into The Hartford Growth and Income Fund

    Fortis High Yield Portfolio merged into The Hartford High Yield Fund

    Fortis International Equity Portfolio merged into The Hartford International Opportunities Fund

    Fortis Money Fund merged into The Hartford Money Market Fund

    Fortis Class A and Z were merged into Hartford Class A, Fortis Classes B and H were merged into Hartford Class B and Fortis Class C was merged into Hartford Class C.

    The mergers were accomplished by tax-free exchanges as detailed below:

    ADVISERS FUND          CLASS A/Z    CLASS B/H   CLASS C    CLASS Y
    -------------          ----------   ---------   --------   -------
    Fortis Asset
      Allocation shares
      exchanged..........      10,445      4,097         747
    Hartford Advisers
      shares issued......      10,210      4,011         721
    Net assets of Fortis
      Asset Allocation on
      February 15, 2002..  $  149,372   $ 58,085    $ 10,535
    Net assets of
      Hartford Advisers
      immediately before
      the merger.........  $1,193,698   $654,672    $508,986   $1,445
    Combined net
      assets.............  $1,343,070   $712,757    $519,521   $1,445

    GLOBAL LEADERS FUND       CLASS A    CLASS B   CLASS C    CLASS Y
    -------------------       --------   -------   --------   -------
    Fortis Global Growth
      Fund shares
      exchanged.............     4,773     1,659        215
    Hartford Global Leaders
      shares issued.........     6,063     2,012        262
    Net assets of Fortis
      Global Growth Fund on
      February 15, 2002.....  $ 81,253   $26,325   $  3,427
    Net assets of Hartford
      Global Leaders
      immediately before the
      merger................  $261,919   $65,618   $104,332     $1
    Combined net assets.....  $343,172   $91,943   $107,759     $1

--------------------------------------------------------------------------------

    GROWTH AND INCOME FUND     CLASS A    CLASS B   CLASS C   CLASS Y
    ----------------------     --------   -------   -------   -------
    Fortis Growth & Income
      shares exchanged.......     1,696     1,043       155
    Hartford Growth and
      Income shares issued...     1,945     1,206       179
    Net assets of Fortis
      Growth & Income on
      February 15, 2002......  $ 20,626   $12,446   $ 1,856
    Net assets of Hartford
      Growth & Income
      immediately before the
      merger.................  $267,115   $46,629   $63,400    $528
    Combined net assets......  $287,741   $59,075   $65,256    $528

    HIGH YIELD FUND             CLASS A   CLASS B   CLASS C   CLASS Y
    ---------------             -------   -------   -------   -------
    Fortis High Yield shares
      exchanged...............    8,797     6,779       581
    Hartford High Yield shares
      issued..................    5,090     3,935       337
    Net assets of Fortis High
      Yield on February 15,
      2002....................  $41,430   $31,948   $ 2,737
    Net assets of Hartford
      High Yield immediately
      before the merger.......  $56,149   $18,466   $33,142     $1
    Combined net assets.......  $97,579   $50,414   $35,879     $1

    INTERNATIONAL OPPORTUNITIES FUND  CLASS A   CLASS B   CLASS C   CLASS Y
    --------------------------------  -------   -------   -------   -------
    Fortis International Equity
      shares exchanged...........         912       439        53
    Hartford International
      Opportunities shares issued..     1,299       635        77
    Net assets of Fortis
      International Equity on
      February 15, 2002..........     $12,538   $ 5,906   $   711
    Net assets of Hartford
      International Opportunities
      immediately before the
      merger.....................     $77,338   $18,688   $17,707   $5,426
    Combined net assets..........     $89,876   $24,594   $18,418   $5,426

    MONEY MARKET FUND        CLASS A    CLASS B/H   CLASS C   CLASS Y
    -----------------        --------   ---------   -------   -------
    Fortis Money Fund
      shares exchanged.....   194,078      5,247        624
    Hartford Money Market
      shares issued........   194,078      5,247        624
    Net assets of Fortis
      Money Fund on
      February 15, 2002....  $194,078    $ 5,247    $   624
    Net assets of Hartford
      Money Market
      immediately before
      the merger...........  $ 93,806    $44,287    $50,627    $804
    Combined net assets....  $287,884    $49,534    $51,251    $804

    The Fortis Asset Allocation Portfolio, Fortis Global Growth Fund, Fortis Growth & Income Fund, Fortis High Yield Fund, Fortis International Equity Fund and Fortis Money Fund had unrealized appreciation (depreciation), accumulated net realized gains (losses) and capital stock as follows:

                              UNREALIZED      ACCUMULATED
                             APPRECIATION     NET REALIZED    CAPITAL
    FUND                     (DEPRECATION)   GAINS (LOSSES)    STOCK
    ----                     -------------   --------------   -------
    Fortis Asset Allocation
      Fund.................      (8,150)         (2,713)      228,855
    Fortis Global Growth
      Fund.................       3,855            (616)      107,766
    Fortis Growth & Income
      Fund.................        (670)         (1,119)       36,717
    Fortis High Yield
      Fund.................     (25,055)        (60,942)      162,112
    Fortis International
      Equity Fund..........        (570)         (7,152)       26,877
    Fortis Money Fund......          --              --       199,949

11. CHANGE OF AUDITORS: On April 30, 2002 and August 1, 2002, the Board of Directors dismissed Arthur Anderson LLP and KPMG LLP as the Funds' independent auditors, and appointed Ernst & Young LLP for the fiscal year ending October 31, 2002. During the two most recent fiscal years October 31, 2001 and prior, the audit reports of Arthur Anderson LLP and KPMG LLP contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements with Arthur Anderson LLP or KPMG LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Arthur Anderson LLP or KPMG LLP would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the financial statements for such years, and there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(a)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD ADVISERS FUND
 For the Six-Month Period
   Ended April 30, 2003(g)
 Class A......................    12.67         0.11          0.37         (0.10)           --              --
 Class B......................    12.54         0.06          0.38         (0.06)           --              --
 Class C......................    12.66         0.07          0.37         (0.06)           --              --
 Class Y......................    12.82         0.14          0.38         (0.13)           --              --
 For the Year Ended October
   31, 2002(g)
 Class A......................    14.38         0.21         (1.69)        (0.23)           --              --
 Class B......................    14.24         0.11         (1.68)        (0.13)           --              --
 Class C......................    14.37         0.12         (1.69)        (0.14)                           --
 Class Y......................    14.54         0.13         (1.55)        (0.30)           --              --
 For the Year Ended October
   31, 2001
 Class A......................    17.07         0.30         (2.04)        (0.31)        (0.64)             --
 Class B......................    16.90         0.20         (2.03)        (0.19)        (0.64)             --
 Class C......................    17.05         0.20         (2.04)        (0.20)        (0.64)             --
 Class Y......................    17.24         0.38         (2.06)        (0.38)        (0.64)             --
 For the Ten Months Ended
   October 31, 2000
 Class A......................    17.02         0.24          0.19         (0.22)        (0.16)             --
 Class B......................    16.87         0.15          0.17         (0.13)        (0.16)             --
 Class C......................    17.02         0.15          0.17         (0.13)        (0.16)             --
 Class Y......................    17.16         0.33          0.16         (0.25)        (0.16)             --
 For the Year Ended December
   31, 1999
 Class A......................    15.71         0.27          1.60         (0.25)        (0.31)             --
 Class B......................    15.59         0.16          1.58         (0.15)        (0.31)             --
 Class C......................    15.73(f)      0.17(f)       1.58(f)      (0.15)(f)     (0.31)(f)          --
 Class Y......................    15.80         0.35          1.61         (0.29)        (0.31)             --
 For the Year Ended December
   31, 1998
 Class A......................    13.41         0.23          2.58         (0.25)        (0.26)             --
 Class B......................    13.33         0.15          2.54         (0.17)        (0.26)             --
 Class Y......................    13.46         0.29          2.59         (0.28)        (0.26)             --
 From inception August 1,
   1998, through December 31,
   1998
 Class C......................    15.56(f)      0.16(f)       0.63(f)      (0.22)(f)     (0.40)(f)          --
 For the Year Ended December
   31, 1997
 Class A......................    11.08         0.16          2.41         (0.17)        (0.07)             --
 Class B......................    11.05         0.16          2.31         (0.12)        (0.07)             --
 Class Y......................    11.10         0.31          2.32         (0.20)        (0.07)             --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD ADVISERS FUND
 For the Six-Month Period
   Ended April 30, 2003(g)
 Class A......................    13.05        3.82(d)        1,308,459      1.46(b)      1.41(b)      1.72(b)       26%
 Class B......................    12.92        3.50(d)          556,133      2.16(b)      2.12(b)      1.00(b)       --
 Class C......................    13.04        3.51(d)          406,590      2.04(b)      2.04(b)      1.08(b)       --
 Class Y......................    13.21        4.11(d)            5,970      0.88(b)      0.88(b)      2.24(b)       --
 For the Year Ended October
   31, 2002(g)
 Class A......................    12.67      (10.42)          1,245,331      1.41         1.36         1.56          44
 Class B......................    12.54      (11.11)            567,953      2.08         2.08         0.84          --
 Class C......................    12.66      (10.99)            422,520      1.97         1.97         0.95          --
 Class Y......................    12.82       (9.89)              3,997      0.78         0.78         2.15          --
 For the Year Ended October
   31, 2001
 Class A......................    14.38      (10.67)          1,088,858      1.27         1.22         1.99          37
 Class B......................    14.24      (11.27)            622,519      1.93         1.93         1.28          --
 Class C......................    14.37      (11.26)            478,194      1.93         1.93         1.28          --
 Class Y......................    14.54      (10.20)             56,320      0.74         0.74         2.48          --
 For the Ten Months Ended
   October 31, 2000
 Class A......................    17.07        2.52(d)          893,954      1.26(b)      1.21(b)      1.76(b)       38
 Class B......................    16.90        1.89(d)          631,930      1.92(b)      1.92(b)      1.05(b)       --
 Class C......................    17.05        1.89(d)          432,171      1.92(b)      1.92(b)      1.05(b)       --
 Class Y......................    17.24        2.90(d)           64,889      0.75(b)      0.75(b)      2.22(b)       --
 For the Year Ended December
   31, 1999
 Class A......................    17.02       12.08             693,136      1.31         1.26         1.72          35
 Class B......................    16.87       11.29             555,338      1.97         1.97         1.00          --
 Class C......................    17.02(f)    11.29             323,631      1.99         1.99         0.99          --
 Class Y......................    17.16       12.62              68,133      0.79         0.79         2.18          --
 For the Year Ended December
   31, 1998
 Class A......................    15.71       21.09             316,435      1.43         1.38         1.67          40
 Class B......................    15.59       20.27             237,959      2.11         2.10         0.98          --
 Class Y......................    15.80       21.62              57,891      0.90         0.90         2.09          --
 From inception August 1,
   1998, through December 31,
   1998
 Class C......................    15.73(f)     5.25(d)           54,907      2.18(b)      2.10(b)      1.06(b)       --
 For the Year Ended December
   31, 1997
 Class A......................    13.41       23.30              98,633      1.60         1.40         1.54          39
 Class B......................    13.33       22.44              39,334      2.31         2.10         0.80          --
 Class Y......................    13.46       23.80              39,773      1.03         0.95         2.08          --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(a)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD CAPITAL
 APPRECIATION FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................    20.47        (0.02)         0.69            --            --              --
 Class B......................    19.44        (0.09)         0.65            --            --              --
 Class C......................    19.44        (0.08)         0.65            --            --              --
 Class Y......................    21.23         0.04          0.71            --            --              --
 For the Year Ended October
   31, 2002(g)
 Class A......................    24.12        (0.06)        (3.59)           --            --              --
 Class B......................    23.06        (0.25)        (3.37)           --            --              --
 Class C......................    23.04        (0.22)        (3.38)           --            --              --
 Class Y......................    24.85         0.04         (3.66)           --            --              --
 For the Year Ended October
   31, 2001
 Class A......................    33.20         0.05         (5.12)           --         (4.01)             --
 Class B......................    32.14        (0.02)        (5.05)           --         (4.01)             --
 Class C......................    32.10        (0.06)        (4.99)           --         (4.01)             --
 Class Y......................    33.94         0.08         (5.16)           --         (4.01)             --
 For the Ten Months Ended
   October 31, 2000
 Class A......................    31.72        (0.01)         3.15            --         (1.66)             --
 Class B......................    30.92        (0.12)         3.00            --         (1.66)             --
 Class C......................    30.89        (0.15)         3.02            --         (1.66)             --
 Class Y......................    32.27         0.03          3.30            --         (1.66)             --
 For the Year Ended December
   31, 1999
 Class A......................    20.42        (0.07)        13.28            --         (1.91)             --
 Class B......................    20.08        (0.19)        12.94            --         (1.91)             --
 Class C......................    20.08(f)     (0.12)(f)     12.84(f)         --         (1.91)(f)          --
 Class Y......................    20.66           --         13.52            --         (1.91)             --
 For the Year Ended December
   31, 1998
 Class A......................    19.90        (0.10)         0.75            --         (0.13)             --
 Class B......................    19.71        (0.21)         0.71            --         (0.13)             --
 Class Y......................    20.05        (0.06)         0.80            --         (0.13)             --
 From inception August 1,
   1998, through December 31,
   1998
 Class C......................    19.67(f)     (0.06)(f)      0.47(f)         --            --(f)           --
 For the Year Ended December
   31, 1997
 Class A......................    13.36        (0.03)         7.34            --         (0.77)             --
 Class B......................    13.32        (0.06)         7.22            --         (0.77)             --
 Class Y......................    13.38        (0.03)         7.47            --         (0.77)             --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD CAPITAL
 APPRECIATION FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................    21.14        3.27(d)        1,747,542      1.50(b)      1.46(b)     (0.09)(b)      53
 Class B......................    20.00        2.88(d)          892,612      2.21(b)      2.18(b)     (0.80)(b)      --
 Class C......................    20.01        2.93(d)          747,777      2.08(b)      2.08(b)     (0.71)(b)      --
 Class Y......................    21.98        3.53(d)           32,319      0.88(b)      0.88(b)      0.53(b)       --
 For the Year Ended October
   31, 2002(g)
 Class A......................    20.47      (15.13)          1,700,765      1.45         1.40        (0.28)        112
 Class B......................    19.44      (15.70)            884,553      2.14         2.14        (1.04)         --
 Class C......................    19.44      (15.62)            738,988      2.02         2.02        (0.92)         --
 Class Y......................    21.23      (14.57)             25,378      0.80         0.80         0.27          --
 For the Year Ended October
   31, 2001
 Class A......................    24.12      (17.24)          1,585,508      1.33         1.28        (0.22)        132
 Class B......................    23.06      (17.88)            876,826      1.99         1.99        (0.93)         --
 Class C......................    23.04      (17.84)            666,372      1.99         1.99        (0.93)         --
 Class Y......................    24.85      (16.85)             76,592      0.78         0.78         0.28          --
 For the Ten Months Ended
   October 31, 2000
 Class A......................    33.20       10.18(d)        1,309,836      1.32(b)      1.27(b)     (0.42)(b)     130
 Class B......................    32.14        9.59(d)          826,495      1.97(b)      1.97(b)     (1.12)(b)      --
 Class C......................    32.10        9.56(d)          494,391      1.99(b)      1.99(b)     (1.14)(b)      --
 Class Y......................    33.94       10.60(d)           89,477      0.80(b)      0.80(b)      0.05(b)       --
 For the Year Ended December
   31, 1999
 Class A......................    31.72       66.76             797,656      1.38         1.33        (0.61)        169
 Class B......................    30.92       65.58             569,201      2.02         2.02        (1.31)         --
 Class C......................    30.89(f)    65.44             191,466      2.09         2.09        (1.37)         --
 Class Y......................    32.27       67.49              64,688      0.87         0.87        (0.16)         --
 For the Year Ended December
   31, 1998
 Class A......................    20.42        3.26             364,951      1.49         1.44        (0.70)        123
 Class B......................    20.08        2.52             290,756      2.15         2.15        (1.39)         --
 Class Y......................    20.66        3.68              27,700      0.96         0.96        (0.27)         --
 From inception August 1,
   1998, through December 31,
   1998
 Class C......................    20.08(f)     2.10(d)           15,231      2.29(b)      2.15(b)     (1.34)(b)      --
 For the Year Ended December
   31, 1997
 Class A......................    19.90       55.11             233,601      1.69         1.45        (0.80)        120
 Class B......................    19.71       54.15             174,392      2.38         2.15        (1.46)         --
 Class Y......................    20.05       56.00              26,693      1.13         1.00        (0.35)         --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(a)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD DIVIDEND AND
 GROWTH FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................    13.58         0.07          0.40         (0.06)           --              --
 Class B......................    13.43         0.02          0.40         (0.02)           --              --
 Class C......................    13.40         0.03          0.39         (0.02)           --              --
 Class Y......................    13.73         0.09          0.42         (0.09)           --              --
 For the Year Ended October
   31, 2002(g)
 Class A......................    15.53         0.12         (1.71)        (0.12)        (0.24)             --
 Class B......................    15.37         0.02         (1.70)        (0.02)        (0.24)             --
 Class C......................    15.33         0.03         (1.69)        (0.03)        (0.24)             --
 Class Y......................    15.71         0.12         (1.65)        (0.21)        (0.24)             --
 For the Year Ended October
   31, 2001
 Class A......................    17.78         0.18         (1.49)        (0.17)        (0.77)             --
 Class B......................    17.60         0.07         (1.48)        (0.05)        (0.77)             --
 Class C......................    17.57         0.08         (1.48)        (0.07)        (0.77)             --
 Class Y......................    17.96         0.25         (1.48)        (0.25)        (0.77)             --
 For the Ten Months Ended
   October 31, 2000
 Class A......................    16.85         0.15          0.98         (0.12)        (0.08)             --
 Class B......................    16.69         0.04          0.99         (0.04)        (0.08)             --
 Class C......................    16.67         0.07          0.95         (0.04)        (0.08)             --
 Class Y......................    16.96         0.22          1.02         (0.16)        (0.08)             --
 For the Year Ended December
   31, 1999
 Class A......................    16.62         0.15          0.60         (0.17)        (0.35)             --
 Class B......................    16.47         0.04          0.58         (0.05)        (0.35)             --
 Class C......................    16.48(f)      0.04(f)       0.58(f)      (0.08)(f)     (0.35)(f)          --
 Class Y......................    16.69         0.21          0.63         (0.22)        (0.35)             --
 For the Year Ended December
   31, 1998
 Class A......................    14.72         0.15          1.97         (0.15)        (0.07)             --
 Class B......................    14.61         0.06          1.92         (0.05)        (0.07)             --
 Class Y......................    14.77         0.24          1.94         (0.19)        (0.07)             --
 From inception August 1,
   1998, through December 31,
   1998
 Class C......................    15.94(f)      0.05(f)       0.70(f)      (0.10)(f)     (0.11)(f)          --
 For the Year Ended December
   31, 1997
 Class A......................    11.45         0.13          3.40         (0.12)        (0.14)             --
 Class B......................    11.40         0.13          3.30         (0.08)        (0.14)             --
 Class Y......................    11.46         0.21          3.39         (0.15)        (0.14)             --
THE HARTFORD FOCUS FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................     7.32           --          0.33            --            --              --
 Class B......................     7.25        (0.03)         0.33            --            --              --
 Class C......................     7.24        (0.03)         0.33            --            --              --
 Class Y......................     7.37         0.01          0.34            --            --              --
 For the Year Ended October
   31, 2002(g)
 Class A......................     8.82        (0.05)        (1.45)           --            --              --
 Class B......................     8.79        (0.12)        (1.42)           --            --              --
 Class C......................     8.79        (0.12)        (1.43)           --            --              --
 Class Y......................     8.83           --         (1.46)           --            --              --
 From inception May 24, 2001,
   through October 31, 2001
 Class A......................    10.00        (0.01)        (1.17)           --            --              --
 Class B......................    10.00        (0.03)        (1.18)           --            --              --
 Class C......................    10.00        (0.04)        (1.17)           --            --              --
 Class Y......................    10.00         0.01         (1.18)           --            --              --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD DIVIDEND AND
 GROWTH FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................    13.99        3.46(d)          976,132      1.47(b)      1.41(b)      1.05(b)       16
 Class B......................    13.83        3.10(d)          205,360      2.18(b)      2.13(b)      0.33(b)       --
 Class C......................    13.80        3.13(d)          184,904      2.05(b)      2.05(b)      0.41(b)       --
 Class Y......................    14.15        3.74(d)           24,273      0.84(b)      0.84(b)      1.63(b)       --
 For the Year Ended October
   31, 2002(g)
 Class A......................    13.58      (10.64)            808,633      1.46         1.40         0.78          33
 Class B......................    13.43      (11.15)            185,731      2.13         2.10         0.08          --
 Class C......................    13.40      (11.08)            164,260      2.02         2.02         0.15          --
 Class Y......................    13.73      (10.00)             14,790      0.82         0.82         1.36          --
 For the Year Ended October
   31, 2001
 Class A......................    15.53       (7.67)            521,543      1.36         1.31         1.06          55
 Class B......................    15.37       (8.34)            150,592      2.03         2.03         0.34          --
 Class C......................    15.33       (8.33)            117,108      2.03         2.03         0.35          --
 Class Y......................    15.71       (7.20)             26,326      0.82         0.82         1.55          --
 For the Ten Months Ended
   October 31, 2000
 Class A......................    17.78        6.77(d)          294,903      1.36(b)      1.31(b)      0.99(b)       56
 Class B......................    17.60        6.17(d)          118,936      2.03(b)      2.03(b)      0.27(b)       --
 Class C......................    17.57        6.17(d)           63,503      2.03(b)      2.03(b)      0.27(b)       --
 Class Y......................    17.96        7.37(d)           22,441      0.85(b)      0.85(b)      1.45(b)       --
 For the Year Ended December
   31, 1999
 Class A......................    16.85        4.57             242,054      1.38         1.33         0.94          50
 Class B......................    16.69        3.82             121,977      2.02         2.02         0.25          --
 Class C......................    16.67(f)     3.76              42,869      2.07         2.07         0.21          --
 Class Y......................    16.96        5.10              23,616      0.87         0.87         1.42          --
 For the Year Ended December
   31, 1998
 Class A......................    16.62       14.47             182,495      1.43         1.38         1.08          46
 Class B......................    16.47       13.62             108,344      2.10         2.10         0.39          --
 Class Y......................    16.69       14.86              17,098      0.91         0.91         1.53          --
 From inception August 1,
   1998, through December 31,
   1998
 Class C......................    16.48(f)     4.82(d)            9,682      2.20(b)      2.10(b)      0.23(b)       --
 For the Year Ended December
   31, 1997
 Class A......................    14.72       30.99              67,861      1.64         1.40         1.42          29
 Class B......................    14.61       30.20              33,730      2.34         2.10         0.69          --
 Class Y......................    14.77       31.59              13,236      1.09         0.95         1.83          --
THE HARTFORD FOCUS FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................     7.65        4.51(d)           63,371      1.82(b)      1.65(b)     (0.12)(b)      94
 Class B......................     7.55        4.14(d)           18,649      2.52(b)      2.35(b)     (0.82)(b)      --
 Class C......................     7.54        4.14(d)           23,998      2.39(b)      2.35(b)     (0.81)(b)      --
 Class Y......................     7.72        4.75(d)              634      1.17(b)      1.17(b)      0.35(b)       --
 For the Year Ended October
   31, 2002(g)
 Class A......................     7.32      (17.01)             66,432      1.76         1.65        (0.53)        215
 Class B......................     7.25      (17.52)             18,862      2.43         2.35        (1.23)         --
 Class C......................     7.24      (17.63)             25,847      2.34         2.34        (1.22)         --
 Class Y......................     7.37      (16.54)                509      1.14         1.14         0.09          --
 From inception May 24, 2001,
   through October 31, 2001
 Class A......................     8.82      (11.80)(d)          66,970      1.68(b)      1.63(b)     (0.18)(b)     109
 Class B......................     8.79      (12.10)(d)          18,524      2.35(b)      2.35(b)     (0.89)(b)      --
 Class C......................     8.79      (12.10)(d)          24,142      2.35(b)      2.35(b)     (0.89)(b)      --
 Class Y......................     8.83      (11.70)(d)               9      1.20(b)      1.20(b)      0.25(b)       --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(A)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD GLOBAL
 COMMUNICATIONS FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................     3.24           --          0.34            --            --              --
 Class B......................     3.19        (0.01)         0.34            --            --              --
 Class C......................     3.19        (0.01)         0.34            --            --              --
 Class Y......................     3.26         0.01          0.35            --            --              --
 For the Year Ended October
   31, 2002(g)
 Class A......................     4.57           --         (1.33)           --            --              --
 Class B......................     4.54        (0.04)        (1.31)           --            --              --
 Class C......................     4.54        (0.04)        (1.31)           --            --              --
 Class Y......................     4.60           --         (1.34)           --            --              --
 For the Year Ended October
   31, 2001
 Class A......................    10.00        (0.02)        (5.41)           --            --              --
 Class B......................    10.00        (0.05)        (5.41)           --            --              --
 Class C......................    10.00        (0.05)        (5.41)           --            --              --
 Class Y......................    10.00           --         (5.40)           --            --              --
THE HARTFORD GLOBAL FINANCIAL
 SERVICES FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................     8.03         0.04          0.10         (0.04)           --              --
 Class B......................     7.92         0.01          0.09            --            --              --
 Class C......................     7.92         0.01          0.10            --            --              --
 Class Y......................     8.10         0.06          0.10         (0.08)           --              --
 For the Year Ended October
   31, 2002(g)
 Class A......................     9.37         0.04         (1.38)           --            --              --
 Class B......................     9.30        (0.02)        (1.36)           --            --              --
 Class C......................     9.30        (0.02)        (1.36)           --            --              --
 Class Y......................     9.41         0.08         (1.39)           --            --              --
 For the Year Ended October
   31, 2001
 Class A......................    10.00         0.02         (0.65)           --            --              --
 Class B......................    10.00        (0.03)        (0.67)           --            --              --
 Class C......................    10.00        (0.03)        (0.67)           --            --              --
 Class Y......................    10.00         0.07         (0.66)           --            --              --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD GLOBAL
 COMMUNICATIONS FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................     3.58       10.49(d)            4,277      1.90(b)      1.65(b)      0.01(b)       63
 Class B......................     3.52       10.34(d)              959      2.61(b)      2.35(b)     (0.68)(b)      --
 Class C......................     3.52       10.34(d)              859      2.49(b)      2.35(b)     (0.68)(b)      --
 Class Y......................     3.62       11.04(d)              556      1.29(b)      1.20(b)      0.45(b)       --
 For the Year Ended October
   31, 2002(g)
 Class A......................     3.24      (29.10)              3,506      2.03         1.65        (0.10)         84
 Class B......................     3.19      (29.74)                846      2.70         2.35        (0.80)         --
 Class C......................     3.19      (29.74)                736      2.57         2.35        (0.78)         --
 Class Y......................     3.26      (29.13)                481      1.27         1.20         0.40          --
 For the Year Ended October
   31, 2001
 Class A......................     4.57      (54.30)              4,050      1.73         1.66        (0.42)         84
 Class B......................     4.54      (54.60)                832      2.46         2.36        (1.12)         --
 Class C......................     4.54      (54.60)                875      2.44         2.36        (1.12)         --
 Class Y......................     4.60      (54.00)                460      1.20         1.20         0.03          --
THE HARTFORD GLOBAL FINANCIAL
 SERVICES FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................     8.13        1.71(d)            9,872      1.97(b)      1.65(b)      0.92(b)       38
 Class B......................     8.02        1.26(d)            2,806      2.68(b)      2.35(b)      0.23(b)       --
 Class C......................     8.03        1.39(d)            2,485      2.54(b)      2.35(b)      0.22(b)       --
 Class Y......................     8.18        1.94(d)            1,389      1.32(b)      1.20(b)      1.37(b)       --
 For the Year Ended October
   31, 2002(g)
 Class A......................     8.03      (14.30)              9,739      1.98         1.65         0.51          76
 Class B......................     7.92      (14.84)              2,755      2.68         2.35        (0.20)         --
 Class C......................     7.92      (14.84)              2,548      2.54         2.35        (0.20)         --
 Class Y......................     8.10      (13.92)              1,435      1.25         1.20         0.96          --
 For the Year Ended October
   31, 2001
 Class A......................     9.37       (6.30)              9,946      1.89         1.70         0.25         115
 Class B......................     9.30       (7.00)              2,052      2.61         2.40        (0.45)         --
 Class C......................     9.30       (7.00)              2,053      2.60         2.40        (0.45)         --
 Class Y......................     9.41       (5.90)                941      1.35         1.24         0.70          --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(A)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD GLOBAL HEALTH
 FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................    11.42        (0.02)         0.73            --         (0.30)             --
 Class B......................    11.20        (0.06)         0.71            --         (0.30)             --
 Class C......................    11.21        (0.06)         0.71            --         (0.30)             --
 Class Y......................    11.61         0.01          0.73            --         (0.30)             --
 For the Year Ended October
   31, 2002(g)
 Class A......................    13.47        (0.09)        (1.68)           --         (0.28)             --
 Class B......................    13.31        (0.18)        (1.65)           --         (0.28)             --
 Class C......................    13.32        (0.18)        (1.65)           --         (0.28)             --
 Class Y......................    13.58        (0.02)        (1.67)           --         (0.28)             --
 For the Year Ended October
   31, 2001
 Class A......................    13.86        (0.06)         0.23            --         (0.56)             --
 Class B......................    13.81        (0.12)         0.18            --         (0.56)             --
 Class C......................    13.81        (0.13)         0.20            --         (0.56)             --
 Class Y......................    13.89        (0.01)         0.26            --         (0.56)             --
 From inception May 1, 2000,
   through October 31, 2000
 Class A......................    10.00        (0.01)         3.87            --            --              --
 Class B......................    10.00        (0.04)         3.85            --            --              --
 Class C......................    10.00        (0.04)         3.85            --            --              --
 Class Y......................    10.00         0.01          3.88            --            --              --
THE HARTFORD GLOBAL LEADERS
 FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................    11.21           --          0.43            --            --              --
 Class B......................    10.88        (0.04)         0.42            --            --              --
 Class C......................    10.90        (0.04)         0.42            --            --              --
 Class Y......................    11.45         0.03          0.45            --            --              --
 For the Year Ended October
   31, 2002(g)
 Class A......................    12.83         0.02         (1.64)           --            --              --
 Class B......................    12.54        (0.07)        (1.59)           --            --              --
 Class C......................    12.55        (0.06)        (1.59)           --            --              --
 Class Y......................    13.03         0.05         (1.63)           --            --              --
 For the Year Ended October
   31, 2001
 Class A......................    17.55         0.01         (4.54)                      (0.18)          (0.01)
 Class B......................    17.29        (0.08)        (4.48)           --         (0.18)          (0.01)
 Class C......................    17.30        (0.10)        (4.46)           --         (0.18)          (0.01)
 Class Y......................    17.73         0.08         (4.59)           --         (0.18)          (0.01)
 For the Ten Months Ended
   October 31, 2000
 Class A......................    18.56           --         (0.92)           --         (0.09)             --
 Class B......................    18.40        (0.06)        (0.96)           --         (0.09)             --
 Class C......................    18.40        (0.06)        (0.95)           --         (0.09)             --
 Class Y......................    18.68         0.03         (0.89)           --         (0.09)             --
 For the Year Ended December
   31, 1999
 Class A......................    12.67           --          6.01            --         (0.12)             --
 Class B......................    12.65        (0.02)         5.89            --         (0.12)             --
 Class C......................    12.65        (0.02)         5.89            --         (0.12)             --
 Class Y......................    12.69         0.03          6.08            --         (0.12)             --
 From inception September 30,
   1998, through December 31,
   1998
 Class A......................    10.00        (0.01)         3.03            --         (0.35)             --
 Class B......................    10.00        (0.02)         3.02            --         (0.35)             --
 Class C......................    10.00        (0.02)         3.02            --         (0.35)             --
 Class Y......................    10.00         0.01          3.03            --         (0.35)             --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD GLOBAL HEALTH
 FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................    11.83        6.32(d)          100,945      1.82(b)      1.65(b)     (0.36)(b)      20
 Class B......................    11.55        5.89(d)           46,396      2.52(b)      2.35(b)     (1.05)(b)      --
 Class C......................    11.56        5.89(d)           42,200      2.39(b)      2.35(b)     (1.05)(b)      --
 Class Y......................    12.05        6.48(d)              933      1.20(b)      1.20(b)      0.10(b)       --
 For the Year Ended October
   31, 2002(g)
 Class A......................    11.42      (13.43)            101,881      1.79         1.65        (0.70)         63
 Class B......................    11.20      (14.05)             45,659      2.48         2.35        (1.40)         --
 Class C......................    11.21      (14.08)             43,042      2.35         2.35        (1.40)         --
 Class Y......................    11.61      (12.68)                881      1.17         1.17        (0.22)         --
 For the Year Ended October
   31, 2001
 Class A......................    13.47        1.18              98,971      1.67         1.62        (0.61)         58
 Class B......................    13.31        0.36              42,578      2.36         2.35        (1.33)         --
 Class C......................    13.32        0.43              44,306      2.33         2.33        (1.31)         --
 Class Y......................    13.58        1.78               4,340      1.12         1.12        (0.11)         --
 From inception May 1, 2000,
   through October 31, 2000
 Class A......................    13.86       38.74(d)           44,917      1.72(b)      1.65(b)     (0.33)(b)      92
 Class B......................    13.81       38.24(d)           20,574      2.43(b)      2.35(b)     (1.03)(b)      --
 Class C......................    13.81       38.24(d)           26,830      2.40(b)      2.35(b)     (1.03)(b)      --
 Class Y......................    13.89       39.04(d)            2,507      1.20(b)      1.20(b)      0.12(b)       --
THE HARTFORD GLOBAL LEADERS
 FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................    11.64        3.84(d)          363,010      1.67(b)      1.64(b)     (0.06)(b)     158
 Class B......................    11.26        3.49(d)           68,251      2.42(b)      2.35(b)     (0.78)(b)      --
 Class C......................    11.28        3.49(d)           69,952      2.27(b)      2.27(b)     (0.71)(b)      --
 Class Y......................    11.93        4.19(d)           11,773      0.98(b)      0.98(b)      0.66(b)       --
 For the Year Ended October
   31, 2002(g)
 Class A......................    11.21      (12.63)            354,407      1.66         1.61         0.24         323
 Class B......................    10.88      (13.24)             70,280      2.33         2.33        (0.48)         --
 Class C......................    10.90      (13.15)             75,174      2.21         2.21        (0.36)         --
 Class Y......................    11.45      (12.13)              6,167      1.00         1.00         0.84          --
 For the Year Ended October
   31, 2001
 Class A......................    12.83      (26.07)            247,094      1.53         1.48         0.08         382
 Class B......................    12.54      (26.64)             62,973      2.23         2.23        (0.66)         --
 Class C......................    12.55      (26.62)            103,574      2.19         2.19        (0.63)         --
 Class Y......................    13.03      (25.68)              7,908      0.98         0.98         0.58          --
 For the Ten Months Ended
   October 31, 2000
 Class A......................    17.55       (4.98)(d)         255,959      1.53(b)      1.48(b)     (0.06)(b)     290
 Class B......................    17.29       (5.56)(d)          75,702      2.22(b)      2.22(b)     (0.80)(b)      --
 Class C......................    17.30       (5.51)(d)         142,549      2.19(b)      2.19(b)     (0.77)(b)      --
 Class Y......................    17.73       (4.62)(d)          10,001      1.01(b)      1.01(b)      0.41(b)       --
 For the Year Ended December
   31, 1999
 Class A......................    18.56       47.68              84,632      1.62         1.57        (0.15)        204
 Class B......................    18.40       46.64              24,588      2.29         2.29        (0.86)         --
 Class C......................    18.40       46.64              43,012      2.33         2.33        (0.89)         --
 Class Y......................    18.68       48.39               4,423      1.10         1.10         0.32          --
 From inception September 30,
   1998, through December 31,
   1998
 Class A......................    12.67       30.36(d)            3,771      2.71(b)      1.65(b)     (0.19)(b)      49
 Class B......................    12.65       30.16(d)              486      3.55(b)      2.35(b)     (0.92)(b)      --
 Class C......................    12.65       30.16(d)              517      3.57(b)      2.35(b)     (0.90)(b)      --
 Class Y......................    12.69       30.57(d)              392      2.46(b)      1.20(b)      0.31(b)       --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(A)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD GLOBAL TECHNOLOGY
 FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................     2.98        (0.02)         0.41            --            --              --
 Class B......................     2.92        (0.03)         0.40            --            --              --
 Class C......................     2.92        (0.03)         0.40            --            --              --
 Class Y......................     3.01        (0.01)         0.41            --            --              --
 For the Year Ended October
   31, 2002(g)
 Class A......................     4.01        (0.12)        (0.91)           --            --              --
 Class B......................     3.96        (0.18)        (0.86)           --            --              --
 Class C......................     3.97        (0.19)        (0.86)           --            --              --
 Class Y......................     4.04        (0.14)        (0.89)           --            --              --
 For the Year Ended October
   31, 2001
 Class A......................     8.72        (0.08)        (4.55)           --         (0.08)             --
 Class B......................     8.68        (0.11)        (4.53)           --         (0.08)             --
 Class C......................     8.68        (0.11)        (4.52)           --         (0.08)             --
 Class Y......................     8.73        (0.04)        (4.57)           --         (0.08)             --
 From inception May 1, 2000,
   through October 31, 2000
 Class A......................    10.00        (0.05)        (1.23)           --            --              --
 Class B......................    10.00        (0.07)        (1.25)           --            --              --
 Class C......................    10.00        (0.06)        (1.26)           --            --              --
 Class Y......................    10.00        (0.02)        (1.25)           --            --              --
THE HARTFORD GROWTH AND INCOME
 FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................     8.43         0.01          0.20            --            --              --
 Class B......................     8.17        (0.02)         0.19            --            --              --
 Class C......................     8.18        (0.02)         0.19            --            --              --
 Class Y......................     8.63         0.03          0.20            --            --              --
 For the Year Ended October
   31, 2002(g)
 Class A......................    10.36           --         (1.93)           --            --              --
 Class B......................    10.10        (0.11)        (1.82)           --            --              --
 Class C......................    10.11        (0.06)        (1.87)           --            --              --
 Class Y......................    10.52         0.05         (1.94)           --            --              --
 For the Year Ended October
   31, 2001
 Class A......................    13.63           --         (2.75)           --         (0.52)             --
 Class B......................    13.40        (0.05)        (2.73)           --         (0.52)             --
 Class C......................    13.41        (0.06)        (2.72)           --         (0.52)             --
 Class Y......................    13.78         0.03         (2.77)           --         (0.52)             --
 For the Ten Months Ended
   October 31, 2000
 Class A......................    13.72        (0.02)         0.04            --         (0.11)             --
 Class B......................    13.58        (0.06)        (0.01)           --         (0.11)             --
 Class C......................    13.58        (0.06)           --            --         (0.11)             --
 Class Y......................    13.83         0.02          0.04            --         (0.11)             --
 For the Year Ended December
   31, 1999
 Class A......................    11.45         0.01          2.36            --         (0.10)             --
 Class B......................    11.41        (0.02)         2.29            --         (0.10)             --
 Class C......................    11.41(f)     (0.03)(f)      2.30(f)         --         (0.10)(f)          --
 Class Y......................    11.48         0.06          2.39            --         (0.10)             --
 From inception April 30,
   1998, through December 31,
   1998
 Class A......................    10.00         0.02          1.45            --            --           (0.02)
 Class B......................    10.00        (0.01)         1.43            --            --           (0.01)
 Class Y......................    10.00         0.05          1.46            --            --           (0.03)
 From inception August 1,
   1998, through December 31,
   1998
 Class C......................    10.14(f)      0.01(f)       1.29(f)         --            --           (0.03)(f)

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD GLOBAL TECHNOLOGY
 FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................     3.37       13.09(d)           21,547      1.82(b)      1.65(b)     (1.15)(b)      70
 Class B......................     3.29       12.67(d)            9,053      2.53(b)      2.35(b)     (1.85)(b)      --
 Class C......................     3.29       12.67(d)           10,050      2.41(b)      2.35(b)     (1.86)(b)      --
 Class Y......................     3.41       13.29(d)              606      1.23(b)      1.20(b)     (0.72)(b)      --
 For the Year Ended October
   31, 2002(g)
 Class A......................     2.98      (25.69)             18,321      1.86         1.65        (1.44)        174
 Class B......................     2.92      (26.26)              8,170      2.54         2.35        (2.14)         --
 Class C......................     2.92      (26.45)              9,560      2.39         2.35        (2.15)         --
 Class Y......................     3.01      (25.50)                512      1.15         1.15        (0.97)         --
 For the Year Ended October
   31, 2001
 Class A......................     4.01      (53.56)             24,824      1.71         1.66        (1.24)        253
 Class B......................     3.96      (53.93)             10,962      2.43         2.36        (1.94)         --
 Class C......................     3.97      (53.81)             15,581      2.37         2.36        (1.94)         --
 Class Y......................     4.04      (53.27)              4,602      1.13         1.13        (0.71)         --
 From inception May 1, 2000,
   through October 31, 2000
 Class A......................     8.72      (14.26)(d)          33,221      1.77(b)      1.66(b)     (1.37)(b)     104
 Class B......................     8.68      (14.65)(d)          15,676      2.46(b)      2.35(b)     (2.07)(b)      --
 Class C......................     8.68      (14.65)(d)          21,615      2.43(b)      2.35(b)     (2.07)(b)      --
 Class Y......................     8.73      (14.16)(d)           4,677      1.32(b)      1.20(b)     (0.92)(b)      --
THE HARTFORD GROWTH AND INCOME
 FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................     8.64        2.49(d)          213,524      1.63(b)      1.45(b)      0.21(b)       39
 Class B......................     8.34        2.08(d)           41,653      2.33(b)      2.15(b)     (0.49)(b)      --
 Class C......................     8.35        2.08(d)           40,488      2.21(b)      2.15(b)     (0.49)(b)      --
 Class Y......................     8.86        2.66(d)              775      0.98(b)      0.98(b)      0.67(b)       --
 For the Year Ended October
   31, 2002(g)
 Class A......................     8.43      (18.63)            230,545      1.57         1.45        (0.03)         89
 Class B......................     8.17      (19.11)             43,431      2.26         2.15        (1.03)         --
 Class C......................     8.18      (19.09)             44,054      2.13         2.13        (0.80)         --
 Class Y......................     8.63      (17.97)                661      0.93         0.93         0.46          --
 For the Year Ended October
   31, 2001
 Class A......................    10.36      (20.90)            239,698      1.43         1.38        (0.07)         80
 Class B......................    10.10      (21.51)             43,210      2.11         2.11        (0.80)         --
 Class C......................    10.11      (21.50)             60,409      2.09         2.09        (0.78)         --
 Class Y......................    10.52      (20.60)                440      0.96         0.96         0.34          --
 For the Ten Months Ended
   October 31, 2000
 Class A......................    13.63        0.15(d)          197,176      1.43(b)      1.38(b)     (0.17)(b)      63
 Class B......................    13.40       (0.51)(d)          41,126      2.11(b)      2.11(b)     (0.90)(b)      --
 Class C......................    13.41       (0.44)(d)          63,650      2.09(b)      2.09(b)     (0.88)(b)      --
 Class Y......................    13.78        0.44(d)              490      0.95(b)      0.95(b)      0.26(b)       --
 For the Year Ended December
   31, 1999
 Class A......................    13.72       20.80              74,764      1.49         1.44         0.01          53
 Class B......................    13.58       20.00              20,375      2.13         2.13        (0.68)         --
 Class C......................    13.58(f)    19.98              29,265      2.16         2.15        (0.69)         --
 Class Y......................    13.83       21.45                 480      0.93         0.93         0.51          --
 From inception April 30,
   1998, through December 31,
   1998
 Class A......................    11.45       14.78(d)           11,120      1.63(b)      1.45(b)      0.23(b)       35
 Class B......................    11.41       14.21(d)            3,538      2.32(b)      2.15(b)     (0.47)(b)      --
 Class Y......................    11.48       15.18(d)              386      1.20(b)      1.00(b)      0.76(b)       --
 From inception August 1,
   1998, through December 31,
   1998
 Class C......................    11.41(f)    12.80(d)            3,726      2.38(b)      2.15(b)     (0.53)(b)      --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(A)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD GROWTH FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................    11.90        (0.03)         0.85            --            --              --
 Class B......................    10.80        (0.02)         0.73            --            --              --
 Class C......................    10.80        (0.02)         0.73            --            --              --
 Class H......................    10.81        (0.02)         0.74            --            --              --
 Class L......................    11.91        (0.03)         0.87            --            --              --
 Class M......................    10.80        (0.02)         0.74            --            --              --
 Class N......................    10.80        (0.02)         0.74            --            --              --
 Class Y......................    11.94        (0.03)         0.88            --            --              --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................    14.57        (0.02)        (2.65)           --            --              --
 Class B......................    13.28        (0.04)        (2.44)           --            --              --
 Class C......................    13.28        (0.04)        (2.44)           --            --              --
 Class Y......................    14.57           --         (2.63)           --            --              --
 For the Year Ended October
   31, 2002
 Class H......................    13.02        (0.23)        (1.98)           --            --              --
 Class L......................    14.23        (0.03)        (2.29)           --            --              --
 Class M......................    13.00        (0.16)        (2.04)           --            --              --
 Class N......................    13.00        (0.26)        (1.94)           --            --              --
 For the Two-Month Period
   Ended October 31, 2001
 Class H......................    13.83        (0.03)        (0.78)           --            --              --
 Class L......................    15.09        (0.01)        (0.85)           --            --              --
 Class M......................    13.81        (0.03)        (0.78)(d)        --            --              --
 Class N......................    13.81        (0.03)        (0.78)           --            --              --
 For the Year Ended August 31,
   2001
 Class H......................    22.30        (0.21)        (4.94)           --         (3.32)             --
 Class L......................    23.85        (0.05)        (5.39)           --         (3.32)             --
 Class M......................    22.27        (0.21)        (4.93)           --         (3.32)             --
 Class N......................    22.27        (0.21)        (4.93)           --         (3.32)             --
 For the Year Ended August 31,
   2000
 Class H......................    21.78        (0.62)         6.49            --         (5.35)             --
 Class L......................    22.81        (0.08)         6.47            --         (5.35)             --
 Class M......................    21.77        (0.62)         6.47            --         (5.35)             --
 Class N......................    21.76        (0.62)         6.48            --         (5.35)             --
 For the Year Ended August 31,
   1999
 Class H......................    21.74        (0.43)         6.73            --         (6.26)             --
 Class L......................    22.37        (0.03)         6.73            --         (6.26)             --
 Class M......................    21.73        (0.43)         6.73            --         (6.26)             --
 Class N......................    21.73        (0.44)         6.73            --         (6.26)             --
 For the Year Ended August 31,
   1998
 Class H......................    25.68        (0.26)         0.38            --         (4.06)             --
 Class L......................    26.13        (0.08)         0.38            --         (4.06)             --
 Class M......................    25.67        (0.26)         0.38            --         (4.06)             --
 Class N......................    25.68        (0.27)         0.38            --         (4.06)             --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD GROWTH FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................    12.72        6.89(d)           13,497      1.57(b)      1.45(b)     (0.55)(b)      58
 Class B......................    11.51        6.58(d)            3,435      2.27(b)      2.15(b)     (1.25)(b)      --
 Class C......................    11.51        6.58(d)            3,245      2.15(b)      2.15(b)     (1.23)(b)      --
 Class H......................    11.53        6.66(d)           24,913      1.90(b)      1.90(b)     (1.03)(b)      --
 Class L......................    12.75        7.05(d)          275,579      1.15(b)      1.15(b)     (0.28)(b)      --
 Class M......................    11.52        6.67(d)           20,777      1.90(b)      1.90(b)     (1.04)(b)      --
 Class N......................    11.52        6.67(d)            4,296      1.90(b)      1.90(b)     (1.03)(b)      --
 Class Y......................    12.79        7.12(d)                1      0.97(b)      0.97(b)     (0.11)(b)      --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................    11.90      (18.33)(d)           5,970      1.65(b)      1.45(b)     (0.44)(b)     107
 Class B......................    10.80      (18.67)(d)           1,698      2.32(b)      2.15(b)     (1.10)(b)      --
 Class C......................    10.80      (18.68)(d)           1,480      2.18(b)      2.15(b)     (1.13)(b)      --
 Class Y......................    11.94      (18.05)(d)               1      0.90(b)      0.90(b)     (0.01)(b)      --
 For the Year Ended October
   31, 2002
 Class H......................    10.81      (16.95)             26,002      1.89         1.89        (1.03)        107
 Class L......................    11.91      (16.28)            274,683      1.14         1.14        (0.28)         --
 Class M......................    10.80      (16.90)             21,478      1.89         1.89        (1.03)         --
 Class N......................    10.80      (16.90)              4,340      1.89         1.89        (1.03)         --
 For the Two-Month Period
   Ended October 31, 2001
 Class H......................    13.02       (5.86)(d)          37,750      1.86(b)      1.86(b)     (1.09)(b)      13
 Class L......................    14.23       (5.70)(d)         385,620      1.11(b)      1.11(b)     (0.34)(b)      --
 Class M......................    13.00       (5.87)(d)          28,112      1.86(b)      1.86(b)     (1.09)(b)      --
 Class N......................    13.00       (5.87)(d)           6,911      1.86(b)      1.86(b)     (1.09)(b)      --
 For the Year Ended August 31,
   2001
 Class H......................    13.83      (25.59)             40,645      1.83         1.83        (0.91)        161
 Class L......................    15.09      (25.08)            416,544      1.08         1.08        (0.16)         --
 Class M......................    13.81      (25.58)             29,777      1.83         1.83        (0.91)         --
 Class N......................    13.81      (25.58)              7,557      1.83         1.83        (0.91)         --
 For the Year Ended August 31,
   2000
 Class H......................    22.30       31.68              56,771      1.82         1.82        (1.04)        165
 Class L......................    23.85       32.70             615,473      1.07         1.07        (0.29)         --
 Class M......................    22.27       31.59              38,264      1.82         1.82        (1.04)         --
 Class N......................    22.27       31.66              10,932      1.82         1.82        (1.04)         --
 For the Year Ended August 31,
   1999
 Class H......................    21.78       36.91              40,760      1.85         1.85        (0.83)        177
 Class L......................    22.81       37.88             551,551      1.10         1.10        (0.08)         --
 Class M......................    21.77       36.94              24,847      1.85         1.85        (0.83)         --
 Class N......................    21.76       36.87               5,715      1.85         1.85        (0.83)         --
 For the Year Ended August 31,
   1998
 Class H......................    21.74        0.80              16,987      1.88         1.88        (1.03)         71
 Class L......................    22.37        1.56             312,582      1.13         1.13        (0.28)         --
 Class M......................    21.73        0.80               9,339      1.88         1.88        (1.03)         --
 Class N......................    21.73        0.76               2,453      1.88         1.88        (1.03)         --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(A)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD GROWTH
 OPPORTUNITIES FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................    15.31        (0.06)         1.66            --            --              --
 Class B......................    13.71        (0.09)         1.47            --            --              --
 Class C......................    13.70        (0.09)         1.48            --            --              --
 Class H......................    13.73        (0.10)         1.51            --            --              --
 Class L......................    15.33        (0.05)         1.69            --            --              --
 Class M......................    13.71        (0.10)         1.51            --            --              --
 Class N......................    13.71        (0.10)         1.51            --            --              --
 Class Y......................    15.35        (0.04)         1.69            --            --              --
 Class Z......................    15.87        (0.03)         1.74            --            --              --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................    19.80        (0.06)        (4.43)           --            --              --
 Class B......................    17.80        (0.10)        (3.99)           --            --              --
 Class C......................    17.80        (0.09)        (4.01)           --            --              --
 Class Y......................    19.80        (0.06)        (4.39)           --            --              --
 For the Year Ended October
   31, 2002
 Class H......................    17.36        (0.32)        (3.10)           --         (0.21)             --
 Class L......................    19.21        (0.13)        (3.54)           --         (0.21)             --
 Class M......................    17.33        (0.28)        (3.13)           --         (0.21)             --
 Class N......................    17.34        (0.34)        (3.08)           --         (0.21)             --
 Class Z......................    19.77         0.72         (4.41)           --         (0.21)             --
 For the Two-Month Period
   Ended October 31, 2001
 Class H......................    19.55        (0.11)        (2.08)           --            --              --
 Class L......................    21.62        (0.11)        (2.30)           --            --              --
 Class M......................    19.53        (0.12)        (2.08)           --            --              --
 Class N......................    19.53        (0.11)        (2.08)           --            --              --
 Class Z......................    22.24        (0.10)        (2.37)           --            --              --
 For the Year Ended August 31,
   2001
 Class H......................    42.35        (0.70)       (13.55)           --         (8.55)             --
 Class L......................    45.45        (0.30)       (14.98)           --         (8.55)             --
 Class M......................    42.31        (0.70)       (13.53)           --         (8.55)             --
 Class N......................    42.32        (0.71)       (13.53)           --         (8.55)             --
 Class Z......................    46.35        (0.15)       (15.41)           --         (8.55)             --
 For the Year Ended August 31,
   2000
 Class H......................    29.28        (0.30)        20.22            --         (6.85)             --
 Class L......................    30.80        (0.20)        21.70            --         (6.85)             --
 Class M......................    29.26        (0.30)        20.20            --         (6.85)             --
 Class N......................    29.26        (0.30)        20.21            --         (6.85)             --
 Class Z......................    31.23        (0.16)        22.13            --         (6.85)             --
 For the Year Ended August 31,
   1999
 Class H......................    28.86        (0.73)        10.72            --         (9.57)             --
 Class L......................    29.78        (0.13)        10.72            --         (9.57)             --
 Class M......................    28.85        (0.74)        10.72            --         (9.57)             --
 Class N......................    28.85        (0.74)        10.72            --         (9.57)             --
 Class Z......................    30.00        (0.06)        10.86            --         (9.57)             --
 For the Year Ended August 31,
   1998
 Class H......................    36.54        (0.25)        (3.59)           --         (3.84)             --
 Class L......................    37.32        (0.11)        (3.59)           --         (3.84)             --
 Class M......................    36.53        (0.25)        (3.59)           --         (3.84)             --
 Class N......................    36.52        (0.24)        (3.59)           --         (3.84)             --
 Class Z......................    37.47        (0.04)        (3.59)           --         (3.84)             --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD GROWTH
 OPPORTUNITIES FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................    16.91       10.45(d)            5,229      1.56(b)      1.45(b)     (0.89)(b)      82
 Class B......................    15.09       10.06(d)            1,373      2.25(b)      2.15(b)     (1.58)(b)      --
 Class C......................    15.09       10.15(d)            1,129      2.10(b)      2.10(b)     (1.54)(b)      --
 Class H......................    15.14       10.27(d)           39,365      1.87(b)      1.87(b)     (1.32)(b)      --
 Class L......................    16.97       10.70(d)          427,273      1.12(b)      1.12(b)     (0.57)(b)      --
 Class M......................    15.12       10.28(d)           20,651      1.87(b)      1.87(b)     (1.32)(b)      --
 Class N......................    15.12       10.28(d)            4,024      1.87(b)      1.87(b)     (1.32)(b)      --
 Class Y......................    17.00       10.75(d)                1      1.02(b)      1.00(b)     (0.48)(b)      --
 Class Z......................    17.58       10.78(d)           28,669      0.87(b)      0.87(b)     (0.31)(b)      --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................    15.31      (22.68)(d)           3,338      1.62(b)      1.45(b)     (0.92)(b)     182
 Class B......................    13.71      (22.99)(d)             777      2.30(b)      2.15(b)     (1.60)(b)      --
 Class C......................    13.70      (23.05)(d)             892      2.09(b)      2.09(b)     (1.56)(b)      --
 Class Y......................    15.35      (22.47)(d)               1      0.89(b)      0.89(b)     (0.44)(b)      --
 For the Year Ended October
   31, 2002
 Class H......................    13.73      (19.99)             39,151      1.85         1.85        (1.42)        182
 Class L......................    15.33      (19.36)            412,454      1.10         1.10        (0.67)         --
 Class M......................    13.71      (19.97)             20,163      1.85         1.85        (1.42)         --
 Class N......................    13.71      (20.01)              4,172      1.85         1.85        (1.42)         --
 Class Z......................    15.87      (18.90)             26,842      0.84         0.84        (0.43)         --
 For the Two-Month Period
   Ended October 31, 2001
 Class H......................    17.36      (11.20)(d)          54,539      1.83(b)      1.83(b)     (1.27)(b)      28
 Class L......................    19.21      (11.15)(d)         593,267      1.08(b)      1.08(b)     (0.52)(b)      --
 Class M......................    17.33      (11.26)(d)          27,013      1.83(b)      1.83(b)     (1.27)(b)      --
 Class N......................    17.34      (11.21)(d)           6,131      1.83(b)      1.83(b)     (1.27)(b)      --
 Class Z......................    19.77      (11.11)(d)          94,961      0.83(b)      0.83(b)     (0.27)(b)      --
 For the Year Ended August 31,
   2001
 Class H......................    19.55      (38.91)             61,764      1.79         1.79        (1.15)        198
 Class L......................    21.62      (38.44)            681,941      1.04         1.04        (0.40)         --
 Class M......................    19.53      (38.90)             30,268      1.79         1.79        (1.15)         --
 Class N......................    19.53      (38.92)              6,866      1.79         1.79        (1.15)         --
 Class Z......................    22.24      (38.26)            110,221      0.79         0.79        (0.15)         --
 For the Year Ended August 31,
   2000
 Class H......................    42.35       80.72              97,410      1.79         1.79        (1.29)        140
 Class L......................    45.45       82.06           1,203,376      1.04         1.04        (0.54)         --
 Class M......................    42.31       80.70              43,250      1.79         1.79        (1.29)         --
 Class N......................    42.32       80.74              10,352      1.79         1.79        (1.29)         --
 Class Z......................    46.35       82.51             231,410      0.79         0.79        (0.29)         --
 For the Year Ended August 31,
   1999
 Class H......................    29.28       39.00              50,547      1.81         1.81        (1.19)        166
 Class L......................    30.80       40.00             734,282      1.06         1.06        (0.44)         --
 Class M......................    29.26       38.98              20,236      1.81         1.81        (1.19)         --
 Class N......................    29.26       38.98               4,629      1.81         1.81        (1.19)         --
 Class Z......................    31.23       40.49             119,548      0.81         0.81        (0.19)         --
 For the Year Ended August 31,
   1998
 Class H......................    28.86      (11.25)             34,453      1.80         1.80        (1.04)         61
 Class L......................    29.78      (10.59)            581,819      1.05         1.05        (0.29)         --
 Class M......................    28.85      (11.25)             12,417      1.80         1.80        (1.04)         --
 Class N......................    28.85      (11.22)              2,738      1.80         1.80        (1.04)         --
 Class Z......................    30.00      (10.34)             95,370      0.80         0.80        (0.04)         --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(A)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD HIGH YIELD FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................     6.73         0.35          0.97         (0.37)           --              --
 Class B......................     6.72         0.33          0.96         (0.34)           --              --
 Class C......................     6.72         0.33          0.96         (0.34)           --              --
 Class Y......................     6.73         0.35          0.98         (0.38)           --              --
 For the Year Ended October
   31, 2002(g)
 Class A......................     8.45         0.82         (1.78)        (0.76)           --              --
 Class B......................     8.43         0.80         (1.81)        (0.70)           --              --
 Class C......................     8.43         0.72         (1.73)        (0.70)           --              --
 Class Y......................     8.48         0.34         (1.30)        (0.79)           --              --
 For the Year Ended October
   31, 2001
 Class A......................     9.06         0.78         (0.61)        (0.78)           --              --
 Class B......................     9.05         0.72         (0.62)        (0.72)           --              --
 Class C......................     9.05         0.72         (0.62)        (0.72)           --              --
 Class Y......................     9.10         0.83         (0.63)        (0.82)           --              --
 For the Ten Months Ended
   October 31, 2000
 Class A......................     9.75         0.66         (0.69)        (0.66)           --              --
 Class B......................     9.74         0.62         (0.71)        (0.60)           --              --
 Class C......................     9.74         0.61         (0.70)        (0.60)           --              --
 Class Y......................     9.78         0.69         (0.69)        (0.68)           --              --
 For the Year Ended December
   31, 1999
 Class A......................    10.15         0.75         (0.40)        (0.75)           --              --
 Class B......................    10.14         0.68         (0.40)        (0.68)           --              --
 Class C......................    10.14         0.68         (0.40)        (0.68)           --              --
 Class Y......................    10.16         0.78         (0.39)        (0.77)           --              --
 From inception September 30,
   1998, through December 31,
   1998
 Class A......................    10.00         0.19          0.13         (0.17)           --              --
 Class B......................    10.00         0.16          0.14         (0.16)           --              --
 Class C......................    10.00         0.16          0.14         (0.16)           --              --
 Class Y......................    10.00         0.21          0.13         (0.18)           --              --
THE HARTFORD INCOME FUND
 From inception October 31,
   2002, through April 30,
   2003
 Class A......................    10.00         0.28          0.51         (0.27)           --              --
 Class B......................    10.00         0.23          0.52         (0.23)           --              --
 Class C......................    10.00         0.23          0.52         (0.23)           --              --
THE HARTFORD INFLATION PLUS
 FUND
 From inception October 31,
   2002, through April 30,
   2003
 Class A......................    10.00         0.16          0.35         (0.16)           --              --
 Class B......................    10.00         0.13          0.35         (0.13)           --              --
 Class C......................    10.00         0.13          0.35         (0.13)           --              --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD HIGH YIELD FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................     7.68       20.05(d)          160,260      1.50(b)      1.40(b)      9.44(b)       21
 Class B......................     7.67       19.66(d)           63,031      2.23(b)      2.10(b)      8.80(b)       --
 Class C......................     7.67       19.67(d)           61,641      2.09(b)      2.09(b)      8.80(b)       --
 Class Y......................     7.68       20.33(d)                1      1.60(b)      0.95(b)     10.04(b)       --
 For the Year Ended October
   31, 2002(g)
 Class A......................     6.73      (12.16)             95,760      1.55         1.40         9.48          22
 Class B......................     6.72      (12.70)             44,359      2.24         2.10         8.78          --
 Class C......................     6.72      (12.65)             40,611      2.10         2.10         8.78          --
 Class Y......................     6.73      (12.01)                  1      0.84         0.84        10.04          --
 For the Year Ended October
   31, 2001
 Class A......................     8.45        1.80              45,753      1.40         1.35         9.00          63
 Class B......................     8.43        0.99              16,922      2.08         2.08         8.28          --
 Class C......................     8.43        1.01              27,605      2.08         2.08         8.28          --
 Class Y......................     8.48        2.15               4,223      0.88         0.88         9.48          --
 For the Ten Months Ended
   October 31, 2000
 Class A......................     9.06       (0.35)(d)          23,214      1.38(b)      1.33(b)      8.55(b)       57
 Class B......................     9.05       (0.92)(d)           7,929      2.04(b)      2.04(b)      7.84(b)       --
 Class C......................     9.05       (0.90)(d)           9,534      2.04(b)      2.04(b)      7.83(b)       --
 Class Y......................     9.10        0.02(d)            2,955      0.89(b)      0.89(b)      8.99(b)       --
 For the Year Ended December
   31, 1999
 Class A......................     9.75        3.47              17,465      1.41         1.36         7.74          53
 Class B......................     9.74        2.80               7,436      2.08         2.08         7.03          --
 Class C......................     9.74        2.81               8,573      2.09         2.09         7.01          --
 Class Y......................     9.78        3.98               2,314      0.90         0.90         8.20          --
 From inception September 30,
   1998, through December 31,
   1998
 Class A......................    10.15        3.33(d)            8,507      1.58(b)      1.40(b)      7.06(b)       11
 Class B......................    10.14        3.09(d)            2,322      2.31(b)      2.10(b)      6.50(b)       --
 Class C......................    10.14        3.08(d)            2,278      2.31(b)      2.10(b)      6.49(b)       --
 Class Y......................    10.16        3.51(d)            1,034      1.17(b)      0.95(b)      7.48(b)       --
THE HARTFORD INCOME FUND
 From inception October 31,
   2002, through April 30,
   2003
 Class A......................    10.52        8.00(d)           11,515      1.46(b)      1.00(b)      5.57(b)       54
 Class B......................    10.52        7.62(d)            2,765      2.19(b)      1.70(b)      4.96(b)       --
 Class C......................    10.52        7.62(d)            3,372      2.09(b)      1.70(b)      4.98(b)       --
THE HARTFORD INFLATION PLUS
 FUND
 From inception October 31,
   2002, through April 30,
   2003
 Class A......................    10.35        5.10(d)           77,456      1.24(b)      1.00(b)      4.61(b)        5
 Class B......................    10.35        4.77(d)           39,009      1.95(b)      1.70(b)      4.55(b)       --
 Class C......................    10.35        4.77(d)           82,824      1.86(b)      1.70(b)      4.30(b)       --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(A)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD INTERNATIONAL
 CAPITAL APPRECIATION FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................     6.93        (0.01)         0.48         (0.01)           --              --
 Class B......................     6.86        (0.03)         0.47            --            --              --
 Class C......................     6.86        (0.02)         0.46            --            --              --
 Class Y......................     6.98         0.01          0.48         (0.04)           --              --
 For the Year Ended October
   31, 2002(g)
 Class A......................     7.62         0.02         (0.71)           --            --              --
 Class B......................     7.59        (0.03)        (0.70)           --            --              --
 Class C......................     7.59        (0.03)        (0.70)           --            --              --
 Class Y......................     7.63         0.07         (0.72)           --            --              --
 From inception April 30,
   2001, through October 31,
   2001
 Class A......................    10.00           --         (2.38)           --            --              --
 Class B......................    10.00        (0.03)        (2.38)           --            --              --
 Class C......................    10.00        (0.02)        (2.39)           --            --              --
 Class Y......................    10.00         0.02         (2.39)           --            --              --
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................     8.03         0.01         (0.13)           --            --              --
 Class B......................     7.71        (0.01)        (0.11)           --            --              --
 Class C......................     7.67        (0.01)        (0.12)           --            --              --
 Class Y......................     8.19         0.03         (0.12)           --            --              --
 For the Year Ended October
   31, 2002(g)
 Class A......................     9.33         0.03         (1.33)           --            --              --
 Class B......................     9.04        (0.08)        (1.25)           --            --              --
 Class C......................     8.99        (0.05)        (1.27)           --            --              --
 Class Y......................     9.49         0.02         (1.32)           --            --              --
 For the Year Ended October
   31, 2001
 Class A......................    13.03         0.05         (3.14)           --         (0.61)             --
 Class B......................    12.74        (0.04)        (3.05)           --         (0.61)             --
 Class C......................    12.68        (0.03)        (3.05)           --         (0.61)             --
 Class Y......................    13.19         0.09         (3.18)           --         (0.61)             --
 For the Ten Months Ended
   October 31, 2000
 Class A......................    15.43         0.08         (2.42)        (0.01)        (0.05)             --
 Class B......................    15.17         0.01         (2.39)           --         (0.05)             --
 Class C......................    15.10         0.07         (2.44)           --         (0.05)             --
 Class Y......................    15.56         0.12         (2.43)        (0.01)        (0.05)             --
 For the Year Ended December
   31, 1999
 Class A......................    11.89         0.06          4.46         (0.15)        (0.83)             --
 Class B......................    11.73         0.01          4.32         (0.06)        (0.83)             --
 Class C......................    11.74(f)     (0.02)(f)      4.33(f)      (0.12)(f)     (0.83)(f)          --
 Class Y......................    11.97         0.09          4.51         (0.18)        (0.83)             --
 For the Year Ended December
   31, 1998
 Class A......................    10.58         0.07          1.26         (0.02)           --              --
 Class B......................    10.49         0.01          1.23            --            --              --
 Class Y......................    10.62         0.12          1.27         (0.04)           --              --
 From inception August 1,
   1998, through December 31,
   1998
 Class C......................    12.26(f)     (0.01)(f)     (0.48)(f)     (0.03)(f)        --              --
 For the Year Ended December
   31, 1997
 Class A......................    10.72         0.09         (0.01)        (0.05)        (0.17)             --
 Class B......................    10.69         0.07         (0.06)        (0.04)        (0.17)             --
 Class Y......................    10.73         0.15         (0.02)        (0.07)        (0.17)             --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD INTERNATIONAL
 CAPITAL APPRECIATION FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................     7.39        6.74(d)            5,437      2.57(b)      1.65(b)     (0.27)(b)     129
 Class B......................     7.30        6.41(d)            1,001      3.26(b)      2.35(b)     (0.93)(b)      --
 Class C......................     7.30        6.41(d)            1,188      3.13(b)      2.35(b)     (0.96)(b)      --
 Class Y......................     7.43        7.02(d)              224      1.96(b)      1.20(b)      0.18(b)       --
 For the Year Ended October
   31, 2002(g)
 Class A......................     6.93       (9.06)              4,666      2.98         1.65         0.34         330
 Class B......................     6.86       (9.62)                813      3.69         2.35        (0.42)         --
 Class C......................     6.86       (9.62)                826      3.55         2.35        (0.34)         --
 Class Y......................     6.98       (8.52)                209      2.19         1.20         0.79          --
 From inception April 30,
   2001, through October 31,
   2001
 Class A......................     7.62      (23.80)(d)           2,579      2.64(b)      1.65(b)     (0.09)(b)     135
 Class B......................     7.59      (24.10)(d)             327      3.35(b)      2.35(b)     (0.79)(b)      --
 Class C......................     7.59      (24.10)(d)             316      3.32(b)      2.35(b)     (0.79)(b)      --
 Class Y......................     7.63      (23.70)(d)             229      2.10(b)      1.20(b)      0.36(b)       --
THE HARTFORD INTERNATIONAL OPP
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................     7.91       (1.49)(d)          62,459      1.84(b)      1.65(b)      0.38(b)       59
 Class B......................     7.59       (1.56)(d)          17,396      2.56(b)      2.35(b)     (0.28)(b)      --
 Class C......................     7.54       (1.70)(d)          12,759      2.41(b)      2.35(b)     (0.33)(b)      --
 Class Y......................     8.10       (1.10)(d)           4,826      1.22(b)      1.20(b)      0.92(b)       --
 For the Year Ended October
   31, 2002(g)
 Class A......................     8.03      (13.93)             66,775      1.82         1.65         0.34         175
 Class B......................     7.71      (14.71)             18,668      2.50         2.35        (0.79)         --
 Class C......................     7.67      (14.68)             13,438      2.40         2.35        (0.64)         --
 Class Y......................     8.19      (13.70)              4,543      1.13         1.13         0.31          --
 For the Year Ended October
   31, 2001
 Class A......................     9.33      (24.87)             72,326      1.61         1.56         0.47         158
 Class B......................     9.04      (25.46)             18,798      2.30         2.30        (0.28)         --
 Class C......................     8.99      (25.51)             18,523      2.28         2.28        (0.25)         --
 Class Y......................     9.49      (24.56)             17,092      1.06         1.06         0.97          --
 For the Ten Months Ended
   October 31, 2000
 Class A......................    13.03      (15.18)(d)          89,309      1.60(b)      1.55(b)      0.64(b)      121
 Class B......................    12.74      (15.70)(d)          25,872      2.29(b)      2.29(b)     (0.09)(b)      --
 Class C......................    12.68      (15.70)(d)          26,912      2.27(b)      2.27(b)     (0.07)(b)      --
 Class Y......................    13.19      (14.91)(d)          22,454      1.06(b)      1.06(b)      1.13(b)       --
 For the Year Ended December
   31, 1999
 Class A......................    15.43       39.13              63,281      1.61         1.56         0.61         128
 Class B......................    15.17       38.11              22,835      2.26         2.26        (0.09)         --
 Class C......................    15.10(f)    37.98              13,514      2.31         2.31        (0.13)         --
 Class Y......................    15.56       39.63              25,403      1.11         1.11         1.07          --
 For the Year Ended December
   31, 1998
 Class A......................    11.89       12.53              32,014      1.89         1.65         0.69         149
 Class B......................    11.73       11.82              11,767      2.56         2.35         0.01          --
 Class Y......................    11.97       13.11              10,860      1.36         1.20         1.17          --
 From inception August 1,
   1998, through December 31,
   1998
 Class C......................    11.74(f)    (4.05)(d)           1,379      2.83(b)      2.35(b)     (0.71)(b)      --
 For the Year Ended December
   31, 1997
 Class A......................    10.58        0.84              15,701      2.30         1.65         0.88          59
 Class B......................    10.49        0.12               7,188      3.03         2.35        (0.05)         --
 Class Y......................    10.62        1.31               6,422      1.76         1.20         1.33          --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(A)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD INTERNATIONAL
 SMALL COMPANY FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................     8.37         0.03          1.23         (0.02)           --              --
 Class B......................     8.34         0.01          1.21            --            --              --
 Class C......................     8.28         0.01          1.21            --            --              --
 Class Y......................     8.43         0.05          1.24         (0.06)           --              --
 For the Year Ended October
   31, 2002(g)
 Class A......................     8.82         0.03         (0.48)           --            --              --
 Class B......................     8.81        (0.02)        (0.45)           --            --              --
 Class C......................     8.78        (0.03)        (0.47)           --            --              --
 Class Y......................     8.84         0.09         (0.50)           --            --              --
 From inception April 30,
   2001, through October 31,
   2001
 Class A......................    10.00         0.04         (1.22)           --            --              --
 Class B......................    10.00           --         (1.19)           --            --              --
 Class C......................    10.00         0.01         (1.23)           --            --              --
 Class Y......................    10.00         0.06         (1.22)           --            --              --
THE HARTFORD MIDCAP FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................    15.50        (0.04)         1.42            --            --              --
 Class B......................    14.93        (0.09)         1.36            --            --              --
 Class C......................    14.94        (0.09)         1.37            --            --              --
 Class Y......................    15.88           --          1.46            --            --              --
 For the Year Ended October
   31, 2002(g)
 Class A......................    16.57        (0.10)        (0.97)           --            --              --
 Class B......................    16.07        (0.21)        (0.93)           --            --              --
 Class C......................    16.08        (0.21)        (0.93)           --            --              --
 Class Y......................    16.89        (0.02)        (0.99)           --            --              --
 For the Year Ended October
   31, 2001
 Class A......................    22.42        (0.03)        (3.89)           --         (1.93)             --
 Class B......................    21.96        (0.09)        (3.87)           --         (1.93)             --
 Class C......................    21.96        (0.12)        (3.83)           --         (1.93)             --
 Class Y......................    22.72           --         (3.90)           --         (1.93)             --
 For the Ten Months Ended
   October 31, 2000
 Class A......................    17.78        (0.03)         5.37            --         (0.70)             --
 Class B......................    17.54        (0.07)         5.19            --         (0.70)             --
 Class C......................    17.53        (0.10)         5.23            --         (0.70)             --
 Class Y......................    17.94        (0.01)         5.49            --         (0.70)             --
 For the Year Ended December
   31, 1999
 Class A......................    12.30        (0.03)         6.08            --         (0.57)             --
 Class B......................    12.22        (0.03)         5.92            --         (0.57)             --
 Class C......................    12.21(f)     (0.04)(f)      5.93(f)         --         (0.57)(f)          --
 Class Y......................    12.35        (0.02)         6.18            --         (0.57)             --
 For the Year Ended December
   31, 1998
 Class A......................    10.00        (0.05)         2.35            --            --              --
 Class B......................    10.00        (0.10)         2.32            --            --              --
 Class Y......................    10.00        (0.02)         2.37            --            --              --
 From inception August 1,
   1998, through December 31,
   1998
 Class C......................    11.23(f)     (0.03)(f)      1.01(f)         --            --              --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD INTERNATIONAL
 SMALL COMPANY FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................     9.61       15.02(d)            6,767      2.55(b)      1.65(b)      0.91(b)       64
 Class B......................     9.56       14.63(d)            1,181      3.26(b)      2.35(b)      0.22(b)       --
 Class C......................     9.50       14.73(d)            1,208      3.09(b)      2.35(b)      0.18(b)       --
 Class Y......................     9.66       15.35(d)            1,688      1.94(b)      1.20(b)      1.54(b)       --
 For the Year Ended October
   31, 2002(g)
 Class A......................     8.37       (5.10)              4,598      3.09         1.65         0.44         194
 Class B......................     8.34       (5.34)                926      3.81         2.35        (0.26)         --
 Class C......................     8.28       (5.70)                859      3.53         2.35        (0.26)         --
 Class Y......................     8.43       (4.64)                969      1.91         1.20         0.89          --
 From inception April 30,
   2001, through October 31,
   2001
 Class A......................     8.82      (11.80)(d)           2,156      3.46(b)      1.65(b)      0.86(b)      128
 Class B......................     8.81      (11.90)(d)             275      4.12(b)      2.35(b)      0.16(b)       --
 Class C......................     8.78      (12.20)(d)             425      4.12(b)      2.35(b)      0.16(b)       --
 Class Y......................     8.84      (11.60)(d)             265      2.92(b)      1.20(b)      1.31(b)       --
THE HARTFORD MIDCAP FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................    16.88        8.90(d)          888,573      1.56(b)      1.47(b)     (0.52)(b)      38
 Class B......................    16.20        8.51(d)          308,059      2.26(b)      2.19(b)     (1.24)(b)      --
 Class C......................    16.22        8.57(d)          324,529      2.14(b)      2.14(b)     (1.19)(b)      --
 Class Y......................    17.34        9.19(d)           51,419      0.93(b)      0.93(b)      0.02(b)       --
 For the Year Ended October
   31, 2002(g)
 Class A......................    15.50       (6.46)            704,238      1.56         1.45        (0.65)        109
 Class B......................    14.93       (7.09)            266,650      2.24         2.15        (1.35)         --
 Class C......................    14.94       (7.09)            275,305      2.12         2.12        (1.31)         --
 Class Y......................    15.88       (5.98)             27,319      0.92         0.92        (0.08)         --
 For the Year Ended October
   31, 2001
 Class A......................    16.57      (18.94)            612,750      1.43         1.38        (0.53)        116
 Class B......................    16.07      (19.58)            265,683      2.11         2.11        (1.28)         --
 Class C......................    16.08      (19.53)            285,908      2.09         2.09        (1.24)         --
 Class Y......................    16.89      (18.58)             52,576      0.88         0.88        (0.03)         --
 For the Ten Months Ended
   October 31, 2000
 Class A......................    22.42       30.50(d)          425,686      1.48(b)      1.43(b)     (0.80)(b)     110
 Class B......................    21.96       29.72(d)          185,830      2.15(b)      2.15(b)     (1.52)(b)      --
 Class C......................    21.96       29.72(d)          217,965      2.14(b)      2.14(b)     (1.51)(b)      --
 Class Y......................    22.72       31.01(d)           62,343      0.96(b)      0.96(b)     (0.33)(b)      --
 For the Year Ended December
   31, 1999
 Class A......................    17.78       50.17             118,194      1.51         1.45        (0.79)        123
 Class B......................    17.54       49.10              50,301      2.17         2.15        (1.48)         --
 Class C......................    17.53(f)    49.22              48,310      2.22         2.15        (1.48)         --
 Class Y......................    17.94       50.87              17,997      0.97         0.97        (0.31)         --
 For the Year Ended December
   31, 1998
 Class A......................    12.30       23.12              24,294      1.62         1.45        (0.78)        139
 Class B......................    12.22       22.32               8,403      2.31         2.15        (1.48)         --
 Class Y......................    12.35       23.62               3,750      1.12         1.00        (0.33)         --
 From inception August 1,
   1998, through December 31,
   1998
 Class C......................    12.21(f)     8.70(d)            1,077      2.57(b)      2.15(b)     (1.45)(b)      --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(A)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD MIDCAP VALUE FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................     8.34        (0.01)         0.59            --            --              --
 Class B......................     8.25        (0.04)         0.59            --            --              --
 Class C......................     8.25        (0.04)         0.59            --            --              --
 Class Y......................     8.39         0.01          0.60            --            --              --
 For the Year Ended October
   31, 2002(g)
 Class A......................     8.48        (0.02)        (0.12)           --            --              --
 Class B......................     8.46        (0.09)        (0.12)           --            --              --
 Class C......................     8.46        (0.09)        (0.12)           --            --              --
 Class Y......................     8.50         0.01         (0.12)           --            --              --
 From inception April 30,
   2001, through October 31,
   2001
 Class A......................    10.00        (0.01)        (1.51)           --            --              --
 Class B......................    10.00        (0.02)        (1.52)           --            --              --
 Class C......................    10.00        (0.02)        (1.52)           --            --              --
 Class Y......................    10.00        (0.01)        (1.49)           --            --              --
THE HARTFORD MONEY MARKET FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................     1.00        0.002            --        (0.002)           --              --
 Class B......................     1.00           --            --            --            --              --
 Class C......................     1.00           --            --            --            --              --
 Class Y......................     1.00        0.005            --        (0.005)           --              --
 For the Year Ended October
   31, 2002(g)
 Class A......................     1.00        0.011            --        (0.011)           --              --
 Class B......................     1.00        0.004            --        (0.004)           --              --
 Class C......................     1.00        0.004            --        (0.004)           --              --
 Class Y......................     1.00        0.017            --        (0.017)           --              --
 For the Year Ended October
   31, 2001
 Class A......................     1.00         0.04            --         (0.04)           --              --
 Class B......................     1.00         0.03            --         (0.03)           --              --
 Class C......................     1.00         0.03            --         (0.03)           --              --
 Class Y......................     1.00         0.04            --         (0.04)           --              --
 For the Ten Months Ended
   October 31, 2000
 Class A......................     1.00         0.04            --         (0.04)           --              --
 Class B......................     1.00         0.04            --         (0.04)           --              --
 Class C......................     1.00         0.04            --         (0.04)           --              --
 Class Y......................     1.00         0.05            --         (0.05)           --              --
 For the Year Ended December
   31, 1999
 Class A......................     1.00         0.04            --         (0.04)           --              --
 Class B......................     1.00         0.04            --         (0.04)           --              --
 Class C......................     1.00         0.04            --         (0.04)           --              --
 Class Y......................     1.00         0.05            --         (0.05)           --              --
 For the Year Ended December
   31, 1998
 Class A......................     1.00         0.05            --         (0.05)           --              --
 Class B......................     1.00         0.04            --         (0.04)           --              --
 Class Y......................     1.00         0.05            --         (0.05)           --              --
 From inception August 1,
   1998, through December 31,
   1998
 Class C......................     1.00         0.02            --         (0.02)           --              --
 For the Year Ended December
   31, 1997
 Class A......................     1.00         0.05            --         (0.05)           --              --
 Class Y......................     1.00         0.05            --         (0.05)           --              --
 From inception August 22,
   1997 to December 31, 1997
 Class B......................     1.00         0.01            --         (0.01)           --              --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD MIDCAP VALUE FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................     8.92        6.95(d)          103,868      1.68(b)      1.45(b)     (0.32)(b)      24
 Class B......................     8.80        6.67(d)           29,103      2.38(b)      2.15(b)     (1.02)(b)      --
 Class C......................     8.80        6.67(d)           35,008      2.26(b)      2.15(b)     (1.02)(b)      --
 Class Y......................     9.00        7.27(d)              270      1.06(b)      1.00(b)      0.13(b)       --
 For the Year Ended October
   31, 2002(g)
 Class A......................     8.34       (1.65)             94,532      1.68         1.45        (0.23)         40
 Class B......................     8.25       (2.48)             26,556      2.38         2.15        (0.95)         --
 Class C......................     8.25       (2.48)             32,274      2.27         2.15        (0.96)         --
 Class Y......................     8.39       (1.29)                252      1.02         1.00         0.23          --
 From inception April 30,
   2001, through October 31,
   2001
 Class A......................     8.48      (15.20)(d)          26,812      1.69(b)      1.40(b)     (0.20)(b)      28
 Class B......................     8.46      (15.40)(d)           7,158      2.38(b)      2.10(b)     (0.90)(b)      --
 Class C......................     8.46      (15.40)(d)           8,975      2.37(b)      2.10(b)     (0.90)(b)      --
 Class Y......................     8.50      (15.00)(d)             255      1.11(b)      0.95(b)      0.25(b)       --
THE HARTFORD MONEY MARKET FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................     1.00        0.24(d)          284,905      1.29(b)      1.00(b)      0.48(b)      N/A
 Class B......................     1.00        0.00(d)           94,665      1.99(b)      1.46(b)(h)    0.01(b)      --
 Class C......................     1.00        0.00(d)           44,868      1.92(b)      1.47(b)(h)    0.01(b)      --
 Class Y......................     1.00        0.46(d)            1,697      0.74(b)      0.55(b)      0.94(b)       --
 For the Year Ended October
   31, 2002(g)
 Class A......................     1.00        1.09             302,862      1.30         1.00         1.06         N/A
 Class B......................     1.00        0.43              99,048      1.96         1.70         0.37          --
 Class C......................     1.00        0.42              65,894      1.82         1.70         0.37          --
 Class Y......................     1.00        1.72               2,815      0.62         0.55         1.51          --
 For the Year Ended October
   31, 2001
 Class A......................     1.00        4.02              86,748      1.19         1.00         3.63         N/A
 Class B......................     1.00        3.31              48,998      1.85         1.70         2.93          --
 Class C......................     1.00        3.31              53,873      1.82         1.70         2.93          --
 Class Y......................     1.00        4.49              33,309      0.61         0.55         4.08          --
 For the Ten Months Ended
   October 31, 2000
 Class A......................     1.00        4.54(d)           43,897      1.20(b)      1.00(b)      5.35(b)      N/A
 Class B......................     1.00        3.94(d)           14,974      1.85(b)      1.70(b)      4.65(b)       --
 Class C......................     1.00        3.93(d)            6,842      1.85(b)      1.70(b)      4.65(b)       --
 Class Y......................     1.00        4.94(d)           18,325      0.65(b)      0.55(b)      5.80(b)       --
 For the Year Ended December
   31, 1999
 Class A......................     1.00        4.32              44,663      1.15         1.00         4.25         N/A
 Class B......................     1.00        3.59              25,762      1.81         1.70         3.55          --
 Class C......................     1.00        3.59               9,904      1.84         1.70         3.56          --
 Class Y......................     1.00        4.80               8,953      0.64         0.55         4.70          --
 For the Year Ended December
   31, 1998
 Class A......................     1.00        4.69              29,424      1.25         1.00         4.57         N/A
 Class B......................     1.00        3.97              11,936      1.86         1.70         3.83          --
 Class Y......................     1.00        5.16               5,320      0.71         0.55         4.99          --
 From inception August 1,
   1998, through December 31,
   1998
 Class C......................     1.00        1.58(d)            1,203      2.02(b)      1.70(b)      3.57(b)       --
 For the Year Ended December
   31, 1997
 Class A......................     1.00        4.73              22,578      1.28         1.00         4.67         N/A
 Class Y......................     1.00        5.23               2,638      0.82         0.55         5.13          --
 From inception August 22,
   1997 to December 31, 1997
 Class B......................     1.00        1.45(d)            4,449      3.63(b)      1.70(b)      3.92(b)       --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.
(h)  Expense ratio includes a practical waiver of 12b-1 fees.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(A)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD SHORT DURATION
 FUND
 From inception October 31,
   2002, through April 30,
   2003
 Class A......................    10.00         0.15          0.18         (0.15)           --              --
 Class B......................    10.00         0.12          0.18         (0.12)           --              --
 Class C......................    10.00         0.12          0.18         (0.12)           --              --
THE HARTFORD SMALL COMPANY
 FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................     9.93        (0.06)         0.63            --            --              --
 Class B......................     9.46        (0.09)         0.60            --            --              --
 Class C......................     9.47        (0.09)         0.60            --            --              --
 Class Y......................    10.27        (0.04)         0.65            --            --              --
 For the Year Ended October
   31, 2002(g)
 Class A......................    12.00        (0.12)        (1.95)           --            --              --
 Class B......................    11.52        (0.20)        (1.86)           --            --              --
 Class C......................    11.53        (0.20)        (1.86)           --            --              --
 Class Y......................    12.35        (0.06)        (2.02)           --            --              --
 For the Year Ended October
   31, 2001
 Class A......................    18.08        (0.08)        (5.41)           --         (0.59)             --
 Class B......................    17.49        (0.16)        (5.22)           --         (0.59)             --
 Class C......................    17.51        (0.19)        (5.20)           --         (0.59)             --
 Class Y......................    18.50        (0.02)        (5.54)           --         (0.59)             --
 For the Ten Months Ended
   October 31, 2000
 Class A......................    20.48        (0.04)        (1.47)           --         (0.89)             --
 Class B......................    19.96        (0.11)        (1.47)           --         (0.89)             --
 Class C......................    19.97        (0.12)        (1.45)           --         (0.89)             --
 Class Y......................    20.84        (0.02)        (1.43)           --         (0.89)             --
 For the Year Ended December
   31, 1999
 Class A......................    13.31        (0.05)         8.52            --         (1.30)             --
 Class B......................    13.09        (0.09)         8.26            --         (1.30)             --
 Class C......................    13.09(f)     (0.08)(f)      8.26(f)         --         (1.30)(f)          --
 Class Y......................    13.47        (0.03)         8.70            --         (1.30)             --
 For the Year Ended December
   31, 1998
 Class A......................    12.16        (0.06)         1.33            --         (0.12)             --
 Class B......................    12.04        (0.12)         1.29            --         (0.12)             --
 Class Y......................    12.24        (0.03)         1.38            --         (0.12)             --
 From inception August 1,
   1998, through December 31,
   1998
 Class C......................    12.49(f)     (0.02)(f)      0.62(f)         --            --              --
 For the Year Ended December
   31, 1997
 Class A......................    10.68        (0.02)         2.05            --         (0.55)             --
 Class B......................    10.65        (0.03)         1.97            --         (0.55)             --
 Class Y......................    10.71        (0.01)         2.09            --         (0.55)             --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD SHORT DURATION
 FUND
 From inception October 31,
   2002, through April 30,
   2003
 Class A......................    10.18        3.33(d)           21,637      1.28(b)      0.95(b)      3.47(b)       74
 Class B......................    10.18        2.99(d)            7,457      2.00(b)      1.65(b)      2.89(b)       --
 Class C......................    10.18        2.99(d)           20,483      1.87(b)      1.65(b)      2.92(b)       --
THE HARTFORD SMALL COMPANY
 FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................    10.50        5.74(d)           97,349      1.72(b)      1.45(b)     (1.14)(b)      87
 Class B......................     9.97        5.39(d)           41,288      2.42(b)      2.15(b)     (1.84)(b)      --
 Class C......................     9.98        5.39(d)           37,886      2.29(b)      2.15(b)     (1.84)(b)      --
 Class Y......................    10.88        5.94(d)            9,804      1.09(b)      1.00(b)     (0.68)(b)      --
 For the Year Ended October
   31, 2002(g)
 Class A......................     9.93      (17.25)             96,302      1.64         1.45        (0.97)        226
 Class B......................     9.46      (17.88)             41,439      2.31         2.15        (1.67)         --
 Class C......................     9.47      (17.87)             38,938      2.20         2.15        (1.65)         --
 Class Y......................    10.27      (16.84)             10,834      1.00         1.00        (0.53)         --
 For the Year Ended October
   31, 2001
 Class A......................    12.00      (31.36)            116,398      1.51         1.45        (0.64)        224
 Class B......................    11.52      (31.80)             49,738      2.19         2.15        (1.34)         --
 Class C......................    11.53      (31.82)             51,234      2.17         2.15        (1.34)         --
 Class Y......................    12.35      (31.02)             33,473      0.95         0.95        (0.14)         --
 For the Ten Months Ended
   October 31, 2000
 Class A......................    18.08       (7.70)(d)         164,280      1.50(b)      1.45(b)     (0.72)(b)     158
 Class B......................    17.49       (8.26)(d)          71,323      2.16(b)      2.15(b)     (1.42)(b)      --
 Class C......................    17.51       (8.21)(d)          77,337      2.16(b)      2.15(b)     (1.42)(b)      --
 Class Y......................    18.50       (7.27)(d)          46,205      0.96(b)      0.96(b)     (0.23)(b)      --
 For the Year Ended December
   31, 1999
 Class A......................    20.48       65.66             109,559      1.51         1.45        (0.92)        177
 Class B......................    19.96       64.46              53,358      2.15         2.15        (1.62)         --
 Class C......................    19.97(f)    64.58              37,672      2.20         2.15        (1.61)         --
 Class Y......................    20.84       66.37              39,536      0.99         0.99        (0.46)         --
 For the Year Ended December
   31, 1998
 Class A......................    13.31       10.46              37,623      1.57         1.45        (0.79)        267
 Class B......................    13.09        9.73              18,345      2.22         2.15        (1.49)         --
 Class Y......................    13.47       11.05              13,004      1.02         1.00        (0.33)         --
 From inception August 1,
   1998, through December 31,
   1998
 Class C......................    13.09(f)     4.80(d)            2,765      2.46(b)      2.15(b)     (1.49)(b)      --
 For the Year Ended December
   31, 1997
 Class A......................    12.16       19.28              19,391      1.82         1.45        (0.61)        255
 Class B......................    12.04       18.49               9,694      2.53         2.15        (1.30)         --
 Class Y......................    12.24       19.69               9,062      1.30         1.00        (0.14)         --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(a)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD SMALLCAP GROWTH
 FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................    15.57        (0.04)         0.77            --            --              --
 Class B......................    14.36        (0.09)         0.71            --            --              --
 Class C......................    14.35        (0.09)         0.71            --            --              --
 Class H......................    14.37        (0.10)         0.72            --            --              --
 Class L......................    15.56        (0.06)         0.78            --            --              --
 Class M......................    14.36        (0.10)         0.72            --            --              --
 Class N......................    14.37        (0.10)         0.72            --            --              --
 Class Y......................    15.61        (0.03)         0.78            --            --              --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................    20.21        (0.06)        (4.58)           --            --              --
 Class B......................    18.73        (0.08)        (4.29)           --            --              --
 Class C......................    18.73        (0.09)        (4.29)           --            --              --
 Class Y......................    20.21        (0.08)        (4.52)           --            --              --
 For the Year Ended October
   31, 2002
 Class H......................    17.71        (0.36)        (2.65)           --         (0.33)             --
 Class L......................    19.04        (0.20)        (2.95)           --         (0.33)             --
 Class M......................    17.70        (0.33)        (2.68)           --         (0.33)             --
 Class N......................    17.71        (0.34)        (2.67)           --         (0.33)             --
 For the Two-Month Period
   Ended October 31, 2001
 Class H......................    19.77        (0.04)        (2.02)           --            --              --
 Class L......................    21.24        (0.03)        (2.17)           --            --              --
 Class M......................    19.76        (0.04)        (2.02)           --            --              --
 Class N......................    19.77        (0.04)        (2.02)           --            --              --
 For the Year Ended August 31,
   2001
 Class H......................    57.72        (0.72)       (24.24)           --        (12.99)             --
 Class L......................    60.44        (0.17)       (26.04)           --        (12.99)             --
 Class M......................    57.66        (0.68)       (24.23)           --        (12.99)             --
 Class N......................    57.71        (0.71)       (24.24)           --        (12.99)             --
 For the Year Ended August 31,
   2000
 Class H......................    34.94        (0.47)        33.83            --        (10.58)             --
 Class L......................    36.04        (0.44)        35.42            --        (10.58)             --
 Class M......................    34.91        (0.47)        33.80            --        (10.58)             --
 Class N......................    34.94        (0.47)        33.82            --        (10.58)             --
 For the Year Ended August 31,
   1999
 Class H......................    25.92        (0.90)        18.42            --         (8.50)             --
 Class L......................    26.42        (0.30)        18.42            --         (8.50)             --
 Class M......................    25.90        (0.91)        18.42            --         (8.50)             --
 Class N......................    25.92        (0.90)        18.42            --         (8.50)             --
 For the Year Ended August 31,
   1998
 Class H......................    30.18        (0.43)        (3.83)           --            --              --
 Class L......................    30.60        (0.35)        (3.83)           --            --              --
 Class M......................    30.16        (0.43)        (3.83)           --            --              --
 Class N......................    30.18        (0.43)        (3.83)           --            --              --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD SMALLCAP GROWTH
 FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................    16.30        4.69(d)            6,167      1.72(b)      1.45(b)     (0.70)(b)      52
 Class B......................    14.98        4.32(d)            2,426      2.45(b)      2.15(b)     (1.41)(b)      --
 Class C......................    14.97        4.32(d)            2,057      2.33(b)      2.15(b)     (1.41)(b)      --
 Class H......................    14.99        4.31(d)           15,851      2.08(b)      2.08(b)     (1.34)(b)      --
 Class L......................    16.28        4.63(d)           84,651      1.53(b)      1.45(b)     (0.71)(b)      --
 Class M......................    14.98        4.32(d)           13,564      2.08(b)      2.08(b)     (1.34)(b)      --
 Class N......................    14.99        4.31(d)            4,432      2.08(b)      2.08(b)     (1.34)(b)      --
 Class Y......................    16.36        4.80(d)                1      1.14(b)      1.10(b)     (0.39)(b)      --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................    15.57      (22.97)(d)           3,457      1.82(b)      1.45(b)     (0.93)(b)      93
 Class B......................    14.36      (23.31)(d)           1,756      2.52(b)      2.15(b)     (1.60)(b)      --
 Class C......................    14.35      (23.37)(d)           1,432      2.38(b)      2.15(b)     (1.60)(b)      --
 Class Y......................    15.61      (22.77)(d)               1      1.06(b)      1.00(b)     (0.60)(b)      --
 For the Year Ended October
   31, 2002
 Class H......................    14.37      (17.41)             16,675      2.05         2.05        (1.65)         93
 Class L......................    15.56      (16.92)             86,414      1.50         1.45        (1.06)         --
 Class M......................    14.36      (17.42)             13,714      2.05         2.05        (1.65)         --
 Class N......................    14.37      (17.41)              4,757      2.05         2.05        (1.65)         --
 For the Two-Month Period
   Ended October 31, 2001
 Class H......................    17.71      (10.42)(d)          23,059      2.05(b)      2.05(b)     (1.57)(b)      17
 Class L......................    19.04      (10.36)(d)         121,440      1.50(b)      1.50(b)     (1.02)(b)      --
 Class M......................    17.70      (10.43)(d)          18,115      2.05(b)      2.05(b)     (1.57)(b)      --
 Class N......................    17.71      (10.42)(d)           6,495      2.05(b)      2.05(b)     (1.57)(b)      --
 For the Year Ended August 31,
   2001
 Class H......................    19.77      (50.88)             26,051      1.94         1.94        (1.12)        151
 Class L......................    21.24      (50.60)            138,175      1.39         1.39        (0.57)         --
 Class M......................    19.76      (50.84)             20,522      1.94         1.94        (1.12)         --
 Class N......................    19.77      (50.87)              7,278      1.94         1.94        (1.12)         --
 For the Year Ended August 31,
   2000
 Class H......................    57.72      114.64              50,558      1.90         1.90        (1.49)        212
 Class L......................    60.44      115.84             314,326      1.35         1.35        (0.94)         --
 Class M......................    57.66      114.66              38,246      1.90         1.90        (1.49)         --
 Class N......................    57.71      114.60              14,300      1.90         1.90        (1.49)         --
 For the Year Ended August 31,
   1999
 Class H......................    34.94       79.33              20,755      2.05         2.05        (1.63)        271
 Class L......................    36.04       80.27             147,346      1.50         1.50        (1.08)         --
 Class M......................    34.91       79.35              11,426      2.05         2.05        (1.63)         --
 Class N......................    34.94       79.33               3,612      2.05         2.05        (1.63)         --
 For the Year Ended August 31,
   1998
 Class H......................    25.92      (14.12)             11,933      2.07         2.07        (1.52)         47
 Class L......................    26.42      (13.66)             79,813      1.52         1.52        (0.97)         --
 Class M......................    25.90      (14.12)              5,849      2.07         2.07        (1.52)         --
 Class N......................    25.92      (14.12)              1,794      2.07         2.07        (1.52)         --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(a)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD STOCK FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................    13.73         0.03          0.44            --            --              --
 Class B......................    13.10        (0.02)         0.42            --            --              --
 Class C......................    13.13        (0.02)         0.43            --            --              --
 Class Y......................    14.15         0.08          0.45            --            --              --
 For the Year Ended October
   31, 2002(g)
 Class A......................    16.89           --         (3.16)           --            --              --
 Class B......................    16.24        (0.12)        (3.02)           --            --              --
 Class C......................    16.23        (0.08)        (3.02)           --            --              --
 Class Y......................    17.31         0.10         (3.26)           --            --              --
 For the Year Ended October
   31, 2001
 Class A......................    23.40         0.02         (5.45)           --         (1.08)             --
 Class B......................    22.69        (0.09)        (5.28)           --         (1.08)             --
 Class C......................    22.68        (0.08)        (5.29)           --         (1.08)             --
 Class Y......................    23.85         0.09         (5.55)           --         (1.08)             --
 For the Ten Months Ended
   October 31, 2000
 Class A......................    23.64        (0.03)           --            --         (0.21)             --
 Class B......................    23.06        (0.12)        (0.04)           --         (0.21)             --
 Class C......................    23.05        (0.11)        (0.05)           --         (0.21)             --
 Class Y......................    23.99         0.05          0.02            --         (0.21)             --
 For the Year Ended December
   31, 1999
 Class A......................    19.70           --          4.36            --         (0.42)             --
 Class B......................    19.36        (0.07)         4.19            --         (0.42)             --
 Class C......................    19.36(f)     (0.08)(f)      4.19(f)         --         (0.42)(f)          --
 Class Y......................    19.89        (0.01)         4.53            --         (0.42)             --
 For the Year Ended December
   31, 1998
 Class A......................    15.16        (0.01)         4.75            --         (0.19)          (0.01)
 Class B......................    15.01        (0.05)         4.60            --         (0.19)          (0.01)
 Class Y......................    15.25         0.06          4.78            --         (0.19)          (0.01)
 From inception August 1,
   1998, through December 31,
   1998
 Class C......................    18.53(f)     (0.02)(f)      1.22(f)         --         (0.35)(f)       (0.02)(f)
 For the Year Ended December
   31, 1997
 Class A......................    11.53           --          3.66            --         (0.03)             --
 Class B......................    11.50        (0.02)         3.56            --         (0.03)             --
 Class Y......................    11.55         0.03          3.70            --         (0.03)             --
THE HARTFORD TAX-FREE
 CALIFORNIA FUND
 From inception October 31,
   2002, through April 30,
   2003
 Class A......................    10.00         0.16          0.16         (0.16)           --              --
 Class B......................    10.00         0.13          0.16         (0.13)           --              --
 Class C......................    10.00         0.13          0.16         (0.13)           --              --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD STOCK FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................    14.20        3.42(d)          873,429      1.49(b)      1.47(b)      0.40(b)       22
 Class B......................    13.50        3.05(d)          341,045      2.23(b)      2.18(b)     (0.31)(b)      --
 Class C......................    13.54        3.12(d)          294,782      2.11(b)      2.11(b)     (0.24)(b)      --
 Class Y......................    14.68        3.74(d)           30,619      0.88(b)      0.88(b)      1.01(b)       --
 For the Year Ended October
   31, 2002(g)
 Class A......................    13.73      (18.71)            880,371      1.47         1.42        (0.01)         48
 Class B......................    13.10      (19.34)            351,382      2.15         2.15        (0.74)         --
 Class C......................    13.13      (19.10)            313,173      2.03         2.03        (0.62)         --
 Class Y......................    14.15      (18.26)             34,116      0.85         0.85         0.58          --
 For the Year Ended October
   31, 2001
 Class A......................    16.89      (24.28)          1,031,549      1.33         1.28         0.05          38
 Class B......................    16.24      (24.80)            470,035      2.00         2.00        (0.67)         --
 Class C......................    16.23      (24.81)            430,238      1.99         1.99        (0.66)         --
 Class Y......................    17.31      (23.93)             27,004      0.79         0.79         0.54          --
 For the Ten Months Ended
   October 31, 2000
 Class A......................    23.40       (0.14)(d)       1,067,970      1.32(b)      1.27(b)     (0.19)(b)      38
 Class B......................    22.69       (0.71)(d)         578,402      1.99(b)      1.99(b)     (0.90)(b)      --
 Class C......................    22.68       (0.71)(d)         492,996      1.98(b)      1.98(b)     (0.90)(b)      --
 Class Y......................    23.85        0.28(d)           32,123      0.80(b)      0.80(b)      0.28(b)       --
 For the Year Ended December
   31, 1999
 Class A......................    23.64       22.31             752,763      1.38         1.33        (0.06)         34
 Class B......................    23.06       21.46             462,318      2.03         2.03        (0.75)         --
 Class C......................    23.05(f)    21.40             305,566      2.07         2.07        (0.78)         --
 Class Y......................    23.99       22.91              31,129      0.91         0.91         0.36          --
 For the Year Ended December
   31, 1998
 Class A......................    19.70       31.33             268,226      1.49         1.44        (0.07)         37
 Class B......................    19.36       30.38             185,205      2.16         2.15        (0.77)         --
 Class Y......................    19.89       31.80               7,919      0.96         0.96         0.36          --
 From inception August 1,
   1998, through December 31,
   1998
 Class C......................    19.36(f)     6.60(d)           36,039      2.24(b)      2.15(b)     (0.76)(b)      --
 For the Year Ended December
   31, 1997
 Class A......................    15.16       31.78              65,763      1.69         1.45         0.06          43
 Class B......................    15.01       30.82              35,294      2.38         2.15        (0.66)         --
 Class Y......................    15.25       32.33               5,510      1.11         1.00         0.53          --
THE HARTFORD TAX-FREE
 CALIFORNIA FUND
 From inception October 31,
   2002, through April 30,
   2003
 Class A......................    10.16        3.28(d)            9,867      1.51(b)      0.95(b)      3.40(b)       43
 Class B......................    10.16        2.92(d)            1,648      2.25(b)      1.65(b)      2.74(b)       --
 Class C......................    10.16        2.92(d)            1,189      2.12(b)      1.65(b)      2.68(b)       --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(a)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE TAX-FREE MINNESOTA FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................    10.46         0.18          0.13         (0.19)        (0.05)             --
 Class B......................    10.47         0.15          0.12         (0.15)        (0.05)             --
 Class C......................    10.48         0.15          0.13         (0.15)        (0.05)             --
 Class E......................    10.53         0.20          0.13         (0.21)        (0.05)             --
 Class H......................    10.52         0.17          0.11         (0.16)        (0.05)             --
 Class L......................    10.49         0.19          0.13         (0.19)        (0.05)             --
 Class M......................    10.49         0.15          0.14         (0.16)        (0.05)             --
 Class N......................    10.51         0.15          0.14         (0.16)        (0.05)             --
 Class Y......................    10.49         0.20          0.13         (0.21)        (0.05)             --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................    10.29         0.26          0.16         (0.25)           --              --
 Class B......................    10.27         0.20          0.20         (0.20)           --              --
 Class C......................    10.27         0.20          0.21         (0.20)           --              --
 Class Y......................    10.29         0.29          0.20         (0.29)           --              --
 For the Year Ended October
   31, 2002
 Class E......................    10.45         0.40          0.07         (0.39)           --              --
 Class H......................    10.44         0.29          0.07         (0.28)           --              --
 Class L......................    10.42         0.37          0.06         (0.36)           --              --
 Class M......................    10.42         0.29          0.06         (0.28)           --              --
 Class N......................    10.44         0.29          0.06         (0.28)           --              --
 For the One-Month Period
   Ended October 31, 2001
 Class E......................    10.35         0.04          0.10         (0.04)           --              --
 Class H......................    10.34         0.03          0.10         (0.03)           --              --
 Class L......................    10.31         0.04          0.11         (0.04)           --              --
 Class M......................    10.31         0.03          0.11         (0.03)           --              --
 Class N......................    10.34         0.03          0.10         (0.03)           --              --
 For the Year Ended September
   30, 2001
 Class E......................     9.91         0.48          0.45         (0.49)           --              --
 Class H......................     9.91         0.38          0.44         (0.39)           --              --
 Class L......................     9.88         0.45          0.45         (0.47)           --              --
 Class M......................     9.88         0.38          0.44         (0.39)           --              --
 Class N......................     9.90         0.38          0.45         (0.39)           --              --
 For the Year Ended September
   30, 2000
 Class E......................     9.94         0.51         (0.04)        (0.50)           --              --
 Class H......................     9.93         0.42         (0.04)        (0.40)           --              --
 Class L......................     9.91         0.48         (0.04)        (0.47)           --              --
 Class M......................     9.90         0.42         (0.04)        (0.40)           --              --
 Class N......................     9.93         0.41         (0.04)        (0.40)           --              --
 For the Year Ended September
   30, 1999
 Class E......................    10.77         0.50         (0.67)        (0.49)        (0.17)             --
 Class H......................    10.76         0.39         (0.67)        (0.38)        (0.17)             --
 Class L......................    10.74         0.47         (0.67)        (0.46)        (0.17)             --
 Class M......................    10.73         0.39         (0.67)        (0.38)        (0.17)             --
 Class N......................    10.73         0.42         (0.67)        (0.38)        (0.17)             --
 For the Year Ended September
   30, 1998
 Class E......................    10.46         0.52          0.32         (0.52)        (0.01)             --
 Class H......................    10.44         0.42          0.32         (0.41)        (0.01)             --
 Class L......................    10.43         0.49          0.32         (0.49)        (0.01)             --
 Class M......................    10.42         0.41          0.32         (0.41)        (0.01)             --
 Class N......................    10.44         0.39          0.32         (0.41)        (0.01)             --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE TAX-FREE MINNESOTA FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................    10.53        3.02(d)            3,156      1.45(b)      1.15(b)      3.53(b)        7
 Class B......................    10.54        2.67(d)              653      2.10(b)      1.85(b)      2.84(b)       --
 Class C......................    10.56        2.77(d)              402      2.02(b)      1.85(b)      2.83(b)       --
 Class E......................    10.60        3.20(d)           31,286      0.79(b)      0.79(b)      3.88(b)       --
 Class H......................    10.59        2.68(d)              361      1.79(b)      1.79(b)      2.87(b)       --
 Class L......................    10.57        3.17(d)            2,956      1.04(b)      1.04(b)      3.63(b)       --
 Class M......................    10.57        2.78(d)              560      1.79(b)      1.79(b)      2.88(b)       --
 Class N......................    10.59        2.78(d)              214      1.79(b)      1.79(b)      2.88(b)       --
 Class Y......................    10.56        3.25(d)                1      0.89(b)      0.80(b)      3.85(b)       --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................    10.46        4.16(d)            2,073      1.37(b)      1.15(b)      3.57(b)       36
 Class B......................    10.47        3.93(d)              238      2.09(b)      1.85(b)      2.73(b)       --
 Class C......................    10.48        4.03(d)              304      1.92(b)      1.85(b)      2.79(b)       --
 Class Y......................    10.49        4.92(d)                1      0.74(b)      0.74(b)      3.83(b)       --
 For the Year Ended October
   31, 2002
 Class E......................    10.53        4.58              31,414      0.79         0.79         3.81          36
 Class H......................    10.52        3.56                 577      1.81         1.81         2.81          --
 Class L......................    10.49        4.22               3,344      1.04         1.04         3.56          --
 Class M......................    10.49        3.46                 562      1.79         1.79         2.81          --
 Class N......................    10.51        3.46                 203      1.79         1.79         2.81          --
 For the One-Month Period
   Ended October 31, 2001
 Class E......................    10.45        1.33(d)           32,533      0.84(b)      0.84(b)      4.28(b)       --
 Class H......................    10.44        1.25(d)            1,094      1.84(b)      1.84(b)      3.28(b)       --
 Class L......................    10.42        1.41(d)            3,543      1.09(b)      1.09(b)      4.03(b)       --
 Class M......................    10.42        1.35(d)              772      1.84(b)      1.84(b)      3.28(b)       --
 Class N......................    10.44        1.25(d)              203      1.84(b)      1.84(b)      3.28(b)       --
 For the Year Ended September
   30, 2001
 Class E......................    10.35        9.58              32,259      0.85         0.85         4.70          18
 Class H......................    10.34        8.43               1,086      1.85         1.85         3.70          --
 Class L......................    10.31        9.24               3,570      1.10         1.10         4.45          --
 Class M......................    10.31        8.45                 789      1.85         1.85         3.70          --
 Class N......................    10.34        8.55                 200      1.85         1.85         3.70          --
 For the Year Ended September
   30, 2000
 Class E......................     9.91        4.87              33,088      0.86         0.86         5.12          56
 Class H......................     9.91        3.95               1,076      1.86         1.86         4.12          --
 Class L......................     9.88        4.63               3,454      1.11         1.11         4.87          --
 Class M......................     9.88        3.96                 829      1.86         1.86         4.12          --
 Class N......................     9.90        3.84                 255      1.86         1.86         4.12          --
 For the Year Ended September
   30, 1999
 Class E......................     9.94       (1.71)             37,396      0.86         0.86         4.73          55
 Class H......................     9.93       (2.73)              1,401      1.86         1.86         3.73          --
 Class L......................     9.91       (1.94)              3,240      1.11         1.11         4.48          --
 Class M......................     9.90       (2.73)                860      1.86         1.86         3.73          --
 Class N......................     9.93       (2.45)                247      1.86         1.86         3.73          --
 For the Year Ended September
   30, 1998
 Class E......................    10.77        8.25              42,170      0.91         0.91         4.94          55
 Class H......................    10.76        7.26               1,458      1.91         1.91         3.94          --
 Class L......................    10.74        8.13               3,170      1.16         1.16         4.69          --
 Class M......................    10.73        7.18               1,271      1.91         1.91         3.94          --
 Class N......................    10.73        6.97                 194      1.91         1.91         3.94          --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(a)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD TAX-FREE NATIONAL FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................    11.28         0.20          0.18         (0.20)        (0.25)             --
 Class B......................    11.21         0.16          0.19         (0.16)        (0.25)             --
 Class C......................    11.23         0.16          0.19         (0.16)        (0.25)             --
 Class E......................    11.27         0.21          0.19         (0.21)        (0.25)             --
 Class H......................    11.24         0.16          0.19         (0.16)        (0.25)             --
 Class L......................    11.25         0.20          0.19         (0.20)        (0.25)             --
 Class M......................    11.24         0.16          0.19         (0.16)        (0.25)             --
 Class N......................    11.22         0.16          0.19         (0.16)        (0.25)             --
 Class Y......................    11.28         0.22          0.19         (0.22)        (0.25)             --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................    10.99         0.26          0.30         (0.27)           --              --
 Class B......................    10.97         0.20          0.25         (0.21)           --              --
 Class C......................    10.97         0.20          0.27         (0.21)           --              --
 Class Y......................    10.99         0.33          0.27         (0.31)           --              --
 For the Year Ended October
   31, 2002
 Class E......................    11.18         0.41          0.12         (0.40)        (0.04)             --
 Class H......................    11.15         0.32          0.11         (0.30)        (0.04)             --
 Class L......................    11.16         0.39          0.12         (0.38)        (0.04)             --
 Class M......................    11.15         0.31          0.12         (0.30)        (0.04)             --
 Class N......................    11.13         0.31          0.12         (0.30)        (0.04)             --
 For the One-Month Period
   Ended October 31, 2001
 Class E......................    11.07         0.04          0.11         (0.04)           --              --
 Class H......................    11.03         0.03          0.12         (0.03)           --              --
 Class L......................    11.05         0.04          0.11         (0.04)           --              --
 Class M......................    11.04         0.03          0.11         (0.03)           --              --
 Class N......................    11.02         0.03          0.11         (0.03)           --              --
 For the Year Ended September
   30, 2001
 Class E......................    10.52         0.49          0.56         (0.50)           --              --
 Class H......................    10.49         0.37          0.56         (0.39)           --              --
 Class L......................    10.50         0.46          0.56         (0.47)           --              --
 Class M......................    10.49         0.38          0.56         (0.39)           --              --
 Class N......................    10.48         0.38          0.56         (0.40)           --              --
 For the Year Ended September
   30, 2000
 Class E......................    10.49         0.52          0.02         (0.51)           --              --
 Class H......................    10.46         0.42          0.02         (0.41)           --              --
 Class L......................    10.47         0.50          0.02         (0.49)           --              --
 Class M......................    10.46         0.42          0.02         (0.41)           --              --
 Class N......................    10.45         0.42          0.02         (0.41)           --              --
 For the Year Ended September
   30, 1999
 Class E......................    11.38         0.50         (0.78)        (0.49)        (0.12)             --
 Class H......................    11.35         0.39         (0.78)        (0.38)        (0.12)             --
 Class L......................    11.37         0.47         (0.78)        (0.47)        (0.12)             --
 Class M......................    11.36         0.38         (0.78)        (0.38)        (0.12)             --
 Class N......................    11.34         0.39         (0.78)        (0.38)        (0.12)             --
 For the Year Ended September
   30, 1998
 Class E......................    11.07         0.52          0.34         (0.51)        (0.04)             --
 Class H......................    11.06         0.40          0.34         (0.41)        (0.04)             --
 Class L......................    11.06         0.50          0.34         (0.49)        (0.04)             --
 Class M......................    11.05         0.42          0.34         (0.41)        (0.04)             --
 Class N......................    11.04         0.41          0.34         (0.41)        (0.04)             --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD TAX-FREE NATIONAL
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................    11.21        3.58(d)           17,952      1.52(b)      1.15(b)      3.58(b)       19
 Class B......................    11.15        3.22(d)            5,538      2.23(b)      1.85(b)      2.88(b)       --
 Class C......................    11.17        3.21(d)            6,229      2.11(b)      1.85(b)      2.90(b)       --
 Class E......................    11.21        3.72(d)           36,176      0.87(b)      0.87(b)      3.84(b)       --
 Class H......................    11.18        3.23(d)            2,661      1.87(b)      1.85(b)      2.86(b)       --
 Class L......................    11.19        3.60(d)            7,495      1.12(b)      1.12(b)      3.60(b)       --
 Class M......................    11.18        3.23(d)            1,514      1.87(b)      1.85(b)      2.86(b)       --
 Class N......................    11.16        3.24(d)              610      1.87(b)      1.85(b)      2.87(b)       --
 Class Y......................    11.22        3.80(d)                1      1.18(b)      0.85(b)      3.96(b)       --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................    11.28        5.17(d)           12,192      1.63(b)      1.15(b)      3.31(b)       47
 Class B......................    11.21        4.18(d)            3,764      2.33(b)      1.85(b)      2.54(b)       --
 Class C......................    11.23        4.37(d)            3,121      2.18(b)      1.85(b)      2.57(b)       --
 Class Y......................    11.28        5.52(d)                1      0.81(b)      0.81(b)      4.15(b)       --
 For the Year Ended October
   31, 2002
 Class E......................    11.27        4.93              39,423      0.94         0.94         3.70          47
 Class H......................    11.24        3.99               2,895      1.95         1.85         2.83          --
 Class L......................    11.25        4.72               7,360      1.19         1.15         3.50          --
 Class M......................    11.24        3.99               1,552      1.95         1.85         2.80          --
 Class N......................    11.22        3.99                 600      1.95         1.85         2.80          --
 For the One-Month Period
   Ended October 31, 2001
 Class E......................    11.18        1.35(d)           42,441      0.95(b)      0.95(b)      4.21(b)       --
 Class H......................    11.15        1.36(d)            4,679      1.95(b)      1.95(b)      3.21(b)       --
 Class L......................    11.16        1.33(d)            8,029      1.20(b)      1.20(b)      3.96(b)       --
 Class M......................    11.15        1.27(d)            1,723      1.95(b)      1.95(b)      3.21(b)       --
 Class N......................    11.13        1.27(d)              538      1.95(b)      1.95(b)      3.21(b)       --
 For the Year Ended September
   30, 2001
 Class E......................    11.07       10.18              42,331      0.97         0.97         4.49          28
 Class H......................    11.03        9.03               4,853      1.97         1.97         3.49          --
 Class L......................    11.05        9.91               7,892      1.22         1.22         4.24          --
 Class M......................    11.04        9.14               1,701      1.97         1.97         3.49          --
 Class N......................    11.02        9.06                 469      1.97         1.97         3.49          --
 For the Year Ended September
   30, 2000
 Class E......................    10.52        5.33              42,212      0.96         0.96         4.96          64
 Class H......................    10.49        4.29               5,021      1.96         1.96         3.96          --
 Class L......................    10.50        5.09               6,509      1.21         1.21         4.71          --
 Class M......................    10.49        4.29               1,540      1.96         1.96         3.96          --
 Class N......................    10.48        4.30                 289      1.96         1.96         3.96          --
 For the Year Ended September
   30, 1999
 Class E......................    10.49       (2.56)             47,140      0.94         0.94         4.56          89
 Class H......................    10.46       (3.52)              6,019      1.94         1.94         3.56          --
 Class L......................    10.47       (2.87)              8,247      1.19         1.19         4.31          --
 Class M......................    10.46       (3.61)              1,752      1.94         1.94         3.56          --
 Class N......................    10.45       (3.53)                548      1.94         1.94         3.56          --
 For the Year Ended September
   30, 1998
 Class E......................    11.38        7.97              56,959      0.98         0.98         4.65          74
 Class H......................    11.35        6.76               6,099      1.98         1.98         3.65          --
 Class L......................    11.37        7.75               8,308      1.23         1.23         4.40          --
 Class M......................    11.36        6.95               1,493      1.98         1.98         3.65          --
 Class N......................    11.34        6.86                 493      1.98         1.98         3.65          --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(a)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD TAX-FREE NEW YORK
 FUND
 From inception October 31,
   2002, through April 30,
   2003
 Class A......................    10.00         0.15          0.25         (0.15)           --              --
 Class B......................    10.00         0.12          0.25         (0.12)           --              --
 Class C......................    10.00         0.12          0.25         (0.12)           --              --
THE HARTFORD TOTAL RETURN BOND
 FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................    10.78         0.28          0.51         (0.27)        (0.11)             --
 Class B......................    10.73         0.24          0.51         (0.23)        (0.11)             --
 Class C......................    10.77         0.25          0.49         (0.23)        (0.11)             --
 Class Y......................    10.87         0.30          0.53         (0.30)        (0.11)             --
 For the Year Ended October
   31, 2002(g)
 Class A......................    10.90         0.47            --         (0.52)        (0.07)             --
 Class B......................    10.85         0.40            --         (0.45)        (0.07)             --
 Class C......................    10.89         0.40            --         (0.45)        (0.07)             --
 Class Y......................    10.99         0.45          0.08         (0.58)        (0.07)             --
 For the Year Ended October
   31, 2001
 Class A......................    10.14         0.55          0.73         (0.52)           --              --
 Class B......................    10.10         0.48          0.72         (0.45)           --              --
 Class C......................    10.14         0.49          0.71         (0.45)           --              --
 Class Y......................    10.22         0.61          0.73         (0.57)           --              --
 For the Ten Months Ended
   October 31, 2000
 Class A......................     9.93         0.50          0.19         (0.48)           --              --
 Class B......................     9.90         0.43          0.20         (0.43)           --              --
 Class C......................     9.93         0.44          0.20         (0.43)           --              --
 Class Y......................     9.99         0.54          0.20         (0.51)           --              --
 For the Year Ended December
   31, 1999
 Class A......................    10.76         0.54         (0.83)        (0.52)        (0.02)             --
 Class B......................    10.72         0.47         (0.82)        (0.45)        (0.02)             --
 Class C......................    10.76(f)      0.47(f)      (0.82)(f)     (0.46)(f)     (0.02)(f)          --
 Class Y......................    10.81         0.55         (0.80)        (0.55)        (0.02)             --
 For the Year Ended December
   31, 1998
 Class A......................    10.61         0.54          0.23         (0.54)        (0.08)             --
 Class B......................    10.58         0.47          0.22         (0.47)        (0.08)             --
 Class Y......................    10.64         0.58          0.24         (0.57)        (0.08)             --
 From inception August 1,
   1998, through December 31,
   1998
 Class C......................    10.70(f)      0.19(f)       0.15(f)      (0.21)(f)     (0.07)(f)          --
 For the Year Ended December
   31, 1997
 Class A......................    10.26         0.57          0.50         (0.56)        (0.16)             --
 Class B......................    10.25         0.53          0.46         (0.50)        (0.16)             --
 Class Y......................    10.27         0.58          0.54         (0.59)        (0.16)             --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD TAX-FREE NEW YORK
 FUND
 From inception October 31,
   2002, through April 30,
   2003
 Class A......................    10.25        4.06(d)            8,372      1.56(b)      0.95(b)      3.07(b)       46
 Class B......................    10.25        3.69(d)            1,045      2.30(b)      1.65(b)      2.36(b)       --
 Class C......................    10.25        3.69(d)            1,297      2.18(b)      1.65(b)      2.40(b)       --
THE HARTFORD TOTAL RETURN BOND
 FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................    11.19        7.48(d)          268,696      1.40(b)      1.25(b)      5.27(b)      127
 Class B......................    11.14        7.14(d)          116,505      2.11(b)      1.95(b)      4.56(b)       --
 Class C......................    11.17        7.02(d)          124,555      1.99(b)      1.95(b)      4.57(b)       --
 Class Y......................    11.29        7.72(d)           52,587      0.79(b)      0.79(b)      5.74(b)       --
 For the Year Ended October
   31, 2002(g)
 Class A......................    10.78        4.50             215,083      1.42         1.25         4.65         149
 Class B......................    10.73        3.77              98,028      2.10         1.95         3.92          --
 Class C......................    10.77        3.80             107,479      1.98         1.95         3.92          --
 Class Y......................    10.87        5.01              39,778      0.78         0.78         5.16          --
 For the Year Ended October
   31, 2001
 Class A......................    10.90       12.96             122,423      1.30         1.25         5.00         196
 Class B......................    10.85       12.12              55,999      1.96         1.95         4.30          --
 Class C......................    10.89       12.12              62,222      1.97         1.95         4.30          --
 Class Y......................    10.99       13.46              43,635      0.75         0.75         5.50          --
 For the Ten Months Ended
   October 31, 2000
 Class A......................    10.14        7.17(d)           37,290      1.29(b)      1.24(b)      5.88(b)      140
 Class B......................    10.10        6.48(d)           22,197      1.95(b)      1.95(b)      5.17(b)       --
 Class C......................    10.14        6.55(d)           16,886      1.94(b)      1.94(b)      5.18(b)       --
 Class Y......................    10.22        7.60(d)           30,334      0.77(b)      0.77(b)      6.34(b)       --
 For the Year Ended December
   31, 1999
 Class A......................     9.93       (2.71)             57,320      1.29         1.24         5.32         113
 Class B......................     9.90       (3.30)             21,442      1.94         1.94         4.62          --
 Class C......................     9.93(f)    (3.36)             18,136      1.97         1.95         4.62          --
 Class Y......................     9.99       (2.31)             28,052      0.80         0.80         5.77          --
 For the Year Ended December
   31, 1998
 Class A......................    10.76        7.48              47,143      1.32         1.25         5.04         135
 Class B......................    10.72        6.70              16,772      2.01         1.95         4.32          --
 Class Y......................    10.81        7.98              10,766      0.84         0.80         5.48          --
 From inception August 1,
   1998, through December 31,
   1998
 Class C......................    10.76(f)     3.19(d)            5,420      2.13(b)      1.95(b)      4.13(b)       --
 For the Year Ended December
   31, 1997
 Class A......................    10.61       10.80              28,589      1.49         1.25         5.59         220
 Class B......................    10.58        9.96               5,745      2.19         1.95         4.85          --
Class Y......................    10.64       11.30               5,756      1.01         0.80         5.98          --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(a)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD U.S. GOVERNMENT
 SECURITIES FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................     9.88         0.21          0.12         (0.20)           --              --
 Class B......................     9.84         0.17          0.13         (0.17)           --              --
 Class C......................     9.84         0.17          0.13         (0.17)           --              --
 Class E......................     9.87         0.23          0.12         (0.22)           --              --
 Class H......................     9.83         0.18          0.13         (0.17)           --              --
 Class L......................     9.87         0.22          0.13         (0.21)           --              --
 Class M......................     9.84         0.18          0.12         (0.17)           --              --
 Class N......................     9.84         0.18          0.13         (0.17)           --              --
 Class Y......................     9.89         0.23          0.13         (0.23)           --              --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................     9.50         0.26          0.38         (0.26)           --              --
 Class B......................     9.46         0.21          0.38         (0.21)           --              --
 Class C......................     9.46         0.21          0.38         (0.21)           --              --
 Class Y......................     9.50         0.32          0.36         (0.29)           --              --
 For the Year Ended October
   31, 2002
 Class E......................     9.67         0.42          0.19         (0.41)           --              --
 Class H......................     9.64         0.32          0.19         (0.32)           --              --
 Class L......................     9.67         0.39          0.20         (0.39)           --              --
 Class M......................     9.64         0.32          0.20         (0.32)           --              --
 Class N......................     9.64         0.32          0.20         (0.32)           --              --
 For the Three-Month Period
   Ended October 31, 2001
 Class E......................     9.37         0.13          0.30         (0.13)           --              --
 Class H......................     9.34         0.10          0.30         (0.10)           --              --
 Class L......................     9.37         0.12          0.30         (0.12)           --              --
 Class M......................     9.34         0.10          0.30         (0.10)           --              --
 Class N......................     9.34         0.10          0.30         (0.10)           --              --
 For the Year Ended July 31,
   2001
 Class E......................     8.86         0.54          0.52         (0.55)           --              --
 Class H......................     8.83         0.45          0.52         (0.46)           --              --
 Class L......................     8.86         0.52          0.52         (0.53)           --              --
 Class M......................     8.83         0.45          0.52         (0.46)           --              --
 Class N......................     8.83         0.45          0.52         (0.46)           --              --
 For the Year Ended July 31,
   2000
 Class E......................     8.96         0.52         (0.10)        (0.52)           --              --
 Class H......................     8.94         0.43         (0.10)        (0.44)           --              --
 Class L......................     8.96         0.50         (0.10)        (0.50)           --              --
 Class M......................     8.94         0.43         (0.10)        (0.44)           --              --
 Class N......................     8.93         0.44         (0.10)        (0.44)           --              --
 For the Year Ended July 31,
   1999
 Class E......................     9.30         0.49         (0.34)        (0.49)           --              --
 Class H......................     9.28         0.40         (0.34)        (0.40)           --              --
 Class L......................     9.30         0.47         (0.34)        (0.47)           --              --
 Class M......................     9.28         0.40         (0.34)        (0.40)           --              --
 Class N......................     9.27         0.40         (0.34)        (0.40)           --              --
 For the Year Ended July 31,
   1998
 Class E......................     9.16         0.52          0.14         (0.52)           --              --
 Class H......................     9.14         0.43          0.14         (0.43)           --              --
 Class L......................     9.16         0.50          0.14         (0.50)           --              --
 Class M......................     9.14         0.43          0.14         (0.43)           --              --
 Class N......................     9.13         0.43          0.14         (0.43)           --              --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD U.S. GOVERNMENT
 SECURITIES FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................    10.01        3.42(d)           89,636      1.43(b)      1.20(b)      4.27(b)       64
 Class B......................     9.97        3.06(d)           54,029      2.12(b)      1.90(b)      3.58(b)       --
 Class C......................     9.97        3.06(d)           48,217      2.02(b)      1.90(b)      3.57(b)       --
 Class E......................    10.00        3.63(d)          152,054      0.77(b)      0.77(b)      4.69(b)       --
 Class H......................     9.97        3.22(d)            8,141      1.77(b)      1.77(b)      3.68(b)       --
 Class L......................    10.01        3.58(d)           47,801      1.02(b)      1.02(b)      4.44(b)       --
 Class M......................     9.97        3.12(d)            6,200      1.77(b)      1.77(b)      3.68(b)       --
 Class N......................     9.98        3.22(d)            1,664      1.77(b)      1.77(b)      3.69(b)       --
 Class Y......................    10.02        3.64(d)                1      0.84(b)      0.80(b)      4.73(b)       --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................     9.88        6.87(d)           75,245      1.59(b)      1.20(b)      3.58(b)      218
 Class B......................     9.84        6.36(d)           39,276      2.28(b)      1.90(b)      2.87(b)       --
 Class C......................     9.84        6.36(d)           40,708      2.11(b)      1.90(b)      2.86(b)       --
 Class Y......................     9.89        7.32(d)                1      0.74(b)      0.74(b)      4.36(b)       --
 For the Year Ended October
   31, 2002
 Class E......................     9.87        6.55             156,085      0.81         0.81         4.45         218
 Class H......................     9.83        5.41               9,319      1.81         1.81         3.45          --
 Class L......................     9.87        6.29              49,048      1.06         1.06         4.20          --
 Class M......................     9.84        5.51               6,660      1.81         1.81         3.44          --
 Class N......................     9.84        5.52               1,717      1.81         1.81         3.47          --
 For the Three-Month Period
   Ended October 31, 2001
 Class E......................     9.67        4.57(d)          187,712      0.79(b)      0.79(b)      5.25          32
 Class H......................     9.64        4.31(d)           10,770      1.79(b)      1.79(b)      4.25          --
 Class L......................     9.67        4.50(d)           52,579      1.04(b)      1.04(b)      5.01          --
 Class M......................     9.64        4.32(d)            6,582      1.79(b)      1.79(b)      4.25          --
 Class N......................     9.64        4.31(d)            2,275      1.79(b)      1.79(b)      4.25          --
 For the Year Ended July 31,
   2001
 Class E......................     9.37       12.30             182,170      0.79         0.79         5.93         136
 Class H......................     9.34       11.24              10,078      1.79         1.79         4.92          --
 Class L......................     9.37       12.02              47,798      1.04         1.04         5.67          --
 Class M......................     9.34       11.24               5,284      1.79         1.79         4.92          --
 Class N......................     9.34       11.24               1,603      1.79         1.79         4.92          --
 For the Year Ended July 31,
   2000
 Class E......................     8.86        4.91             184,520      0.79         0.79         5.96         181
 Class H......................     8.83        3.79               8,345      1.79         1.79         4.96          --
 Class L......................     8.86        4.62              43,620      1.04         1.04         5.71          --
 Class M......................     8.83        3.79               4,264      1.79         1.79         4.96          --
 Class N......................     8.83        3.91               1,606      1.79         1.79         4.93          --
 For the Year Ended July 31,
   1999
 Class E......................     8.96        1.56             254,096      0.78         0.78         5.32          75
 Class H......................     8.94        0.53              10,262      1.78         1.78         4.32          --
 Class L......................     8.96        1.30              49,274      1.03         1.03         5.07          --
 Class M......................     8.94        0.53               4,703      1.78         1.78         4.32          --
 Class N......................     8.93        0.52               3,071      1.78         1.78         4.32          --
 For the Year Ended July 31,
   1998
 Class E......................     9.30        7.42             285,060      0.79         0.79         5.62         118
 Class H......................     9.28        6.40              10,816      1.79         1.79         4.62          --
 Class L......................     9.30        7.14              52,439      1.04         1.04         5.37          --
 Class M......................     9.28        6.40               3,161      1.79         1.79         4.62          --
 Class N......................     9.27        6.41               1,267      1.79         1.79         4.62          --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(a)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD VALUE FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................     7.59         0.04          0.18         (0.06)           --              --
 Class B......................     7.51         0.02          0.16            --            --              --
 Class C......................     7.51         0.02          0.17            --            --              --
 Class Y......................     7.64         0.06          0.18         (0.10)           --              --
 For the Year Ended October
   31, 2002(g)
 Class A......................     9.02         0.05         (1.43)           --         (0.05)             --
 Class B......................     8.99        (0.02)        (1.41)           --         (0.05)             --
 Class C......................     8.99        (0.02)        (1.41)           --         (0.05)             --
 Class Y......................     9.04         0.09         (1.44)           --         (0.05)             --
 From inception April 30,
   2001, through October 31,
   2001
 Class A......................    10.00         0.01         (0.99)           --            --              --
 Class B......................    10.00           --         (1.01)           --            --              --
 Class C......................    10.00           --         (1.01)           --            --              --
 Class Y......................    10.00         0.05         (1.01)           --            --              --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD VALUE FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................     7.75        2.90(d)           31,369      1.63(b)      1.45(b)      1.11(b)       17
 Class B......................     7.69        2.40(d)            5,602      2.36(b)      2.15(b)      0.41(b)       --
 Class C......................     7.70        2.53(d)            9,131      2.24(b)      2.15(b)      0.41(b)       --
 Class Y......................     7.78        3.15(d)              238      1.03(b)      1.00(b)      1.56(b)       --
 For the Year Ended October
   31, 2002(g)
 Class A......................     7.59      (15.42)             30,010      1.63         1.45         0.69          35
 Class B......................     7.51      (16.03)              5,222      2.31         2.15        (0.02)         --
 Class C......................     7.51      (16.03)              9,110      2.21         2.15        (0.04)         --
 Class Y......................     7.64      (15.05)                230      0.98         0.98         1.09          --
 From inception April 30,
   2001, through October 31,
   2001
 Class A......................     9.02       (9.80)(d)          13,728      1.66(b)      1.45(b)      0.53(b)       12
 Class B......................     8.99      (10.10)(d)           2,029      2.36(b)      2.15(b)     (0.17)(b)      --
 Class C......................     8.99      (10.10)(d)           4,769      2.34(b)      2.15(b)     (0.17)(b)      --
 Class Y......................     9.04       (9.60)(d)             271      1.09(b)      1.00(b)      0.98(b)       --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                            SELECTED PER-SHARE DATA(a)
                                ----------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL
                                ---------   ----------   ------------   ----------   -------------   -------------
THE HARTFORD VALUE
 OPPORTUNITIES FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................     9.26        (0.01)         0.67            --            --              --
 Class B......................     8.84        (0.03)         0.63            --            --              --
 Class C......................     8.85        (0.04)         0.64            --            --              --
 Class H......................     8.85        (0.04)         0.64            --            --              --
 Class L......................     9.26        (0.01)         0.67            --            --              --
 Class M......................     8.85        (0.04)         0.64            --            --              --
 Class N......................     8.85        (0.04)         0.65            --            --              --
 Class Y......................     9.30         0.01          0.66            --            --              --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................    11.73           --         (2.47)           --            --              --
 Class B......................    11.26        (0.02)        (2.40)           --            --              --
 Class C......................    11.26        (0.02)        (2.39)           --            --              --
 Class Y......................    11.73         0.05         (2.48)           --            --              --
 For the Year Ended October
   31, 2002
 Class H......................    11.58        (0.11)        (1.81)           --         (0.81)             --
 Class L......................    11.99           --         (1.92)           --         (0.81)             --
 Class M......................    11.57        (0.08)        (1.83)           --         (0.81)             --
 Class N......................    11.57        (0.13)        (1.78)           --         (0.81)             --
 For the Two-Month Period
   Ended October 31, 2001
 Class H......................    12.86        (0.02)        (1.26)           --            --              --
 Class L......................    13.30           --         (1.31)           --            --              --
 Class M......................    12.85        (0.02)        (1.26)           --            --              --
 Class N......................    12.86        (0.03)        (1.26)           --            --              --
 For the Year Ended August 31,
   2001
 Class H......................    13.95        (0.07)         0.30            --         (1.32)             --
 Class L......................    14.30         0.03          0.31         (0.02)        (1.32)             --
 Class M......................    13.94        (0.07)         0.30            --         (1.32)             --
 Class N......................    13.95        (0.07)         0.30            --         (1.32)             --
 For the Year Ended August 31,
   2000
 Class H......................    13.07        (0.08)         1.89            --         (0.93)             --
 Class L......................    13.28         0.01          1.94            --         (0.93)             --
 Class M......................    13.06        (0.08)         1.89            --         (0.93)             --
 Class N......................    13.07        (0.08)         1.89            --         (0.93)             --
 For the Year Ended August 31,
   1999
 Class H......................    11.72        (0.08)         2.73            --         (1.30)             --
 Class L......................    11.85         0.05          2.73         (0.05)        (1.30)             --
 Class M......................    11.71        (0.08)         2.73            --         (1.30)             --
 Class N......................    11.72        (0.08)         2.73            --         (1.30)             --
 For the Year Ended August 31,
   1998
 Class H......................    13.39        (0.01)        (0.30)           --         (1.36)             --
 Class L......................    13.51         0.09         (0.30)        (0.09)        (1.36)             --
 Class M......................    13.39        (0.02)        (0.30)           --         (1.36)             --
 Class N......................    13.39        (0.01)        (0.30)           --         (1.36)             --

                                                               RATIOS AND SUPPLEMENTAL DATA
                                ------------------------------------------------------------------------------------------
                                                                           RATIO OF     RATIO OF     RATIO OF
                                                                           EXPENSES     EXPENSES       NET
                                NET ASSET                    NET ASSETS   TO AVERAGE   TO AVERAGE   INVESTMENT
                                VALUE AT                     AT END OF    NET ASSETS   NET ASSETS     INCOME     PORTFOLIO
                                 END OF       TOTAL            PERIOD       BEFORE       AFTER      TO AVERAGE   TURNOVER
                                 PERIOD     RETURN(C)         (000'S)      WAIVERS      WAIVERS     NET ASSETS    RATE(E)
                                ---------   ---------        ----------   ----------   ----------   ----------   ---------
THE HARTFORD VALUE
 OPPORTUNITIES FUND
 For the Six-Month Period
   Ended April 30, 2003
 Class A......................     9.92        7.13(d)            2,811      1.93(b)      1.45(b)     (0.15)(b)      24
 Class B......................     9.44        6.79(d)              735      2.77(b)      2.15(b)     (0.84)(b)      --
 Class C......................     9.45        6.78(d)              648      2.52(b)      2.15(b)     (0.85)(b)      --
 Class H......................     9.45        6.78(d)            5,606      2.25(b)      2.15(b)     (0.86)(b)      --
 Class L......................     9.92        7.13(d)           19,686      1.50(b)      1.45(b)     (0.16)(b)      --
 Class M......................     9.45        6.78(d)            6,800      2.25(b)      2.15(b)     (0.86)(b)      --
 Class N......................     9.46        6.89(d)            1,671      2.25(b)      2.15(b)     (0.86)(b)      --
 Class Y......................     9.97        7.20(d)                1      1.40(b)      1.25(b)      0.11(b)       --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................     9.26      (21.06)(d)           2,600      1.92(b)      1.45(b)      0.04(b)       70
 Class B......................     8.84      (21.45)(d)             481      2.61(b)      2.15(b)     (0.71)(b)      --
 Class C......................     8.85      (21.41)(d)             430      2.48(b)      2.15(b)     (0.75)(b)      --
 Class Y......................     9.30      (20.75)(d)               1      1.13(b)      1.00(b)      0.49(b)       --
 For the Year Ended October
   31, 2002
 Class H......................     8.85      (17.99)              5,634      2.17         2.15        (0.82)         70
 Class L......................     9.26      (17.34)             19,684      1.43         1.43        (0.11)         --
 Class M......................     8.85      (17.92)              6,669      2.18         2.15        (0.82)         --
 Class N......................     8.85      (17.92)              1,749      2.18         2.15        (0.83)         --
 For the Two-Month Period
   Ended October 31, 2001
 Class H......................    11.58       (9.95)(d)           7,914      2.18(b)      2.18(b)     (0.89)(b)      12
 Class L......................    11.99       (9.85)(d)          27,982      1.43(b)      1.43(b)     (0.14)(b)      --
 Class M......................    11.57       (9.96)(d)           8,700      2.18(b)      2.18(b)     (0.89)(b)      --
 Class N......................    11.57      (10.03)(d)           2,636      2.18(b)      2.18(b)     (0.89)(b)      --
 For the Year Ended August 31,
   2001
 Class H......................    12.86        1.53               8,967      2.16         2.16        (0.70)        177
 Class L......................    13.30        2.29              30,480      1.41         1.41         0.05          --
 Class M......................    12.85        1.53               9,668      2.16         2.16        (0.70)         --
 Class N......................    12.86        1.53               2,935      2.16         2.16        (0.70)         --
 For the Year Ended August 31,
   2000
 Class H......................    13.95       14.90               8,796      2.17         2.17        (0.61)        228
 Class L......................    14.30       15.76              39,975      1.42         1.42         0.14          --
 Class M......................    13.94       14.90               7,633      2.17         2.17        (0.61)         --
 Class N......................    13.95       14.90               2,662      2.17         2.17        (0.61)         --
 For the Year Ended August 31,
   1999
 Class H......................    13.07       23.18               8,045      2.23         2.23        (0.43)        266
 Class L......................    13.28       24.10              34,302      1.48         1.48         0.32          --
 Class M......................    13.06       23.20               6,662      2.23         2.23        (0.43)         --
 Class N......................    13.07       23.18               2,486      2.23         2.23        (0.43)         --
 For the Year Ended August 31,
   1998
 Class H......................    11.72       (3.24)              7,016      2.27         2.27        (0.20)        260
 Class L......................    11.85       (2.52)             22,449      1.52         1.52         0.55          --
 Class M......................    11.71       (3.33)              4,794      2.27         2.27        (0.20)         --
 Class N......................    11.72       (3.24)              1,991      2.27         2.27        (0.20)         --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.
(g) Per share amounts have been calculated using average shares outstanding method.

See Notes to Financial Statements.

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 BOARDS OF DIRECTORS AND OFFICERS INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business address for all directors and officers is c/o Secretary, The Hartford Mutual Funds, P.O. Box 2999, Hartford, CT 06104-2999, except for Tamara
L. Fagely and Robert W. Beltz, Jr., whose business address is 500 Bielenberg Dr., Woodbury, MN 55125.

---------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS
---------------------------------------------------------------------------------------------------------------------------------
                                               TERM OF                                          NUMBER OF
                                            OFFICE(1) AND                                     PORTFOLIOS IN
                            POSITION HELD     LENGTH OF                                       FUND COMPLEX          OTHER
                               WITH THE      TIME SERVED:       PRINCIPAL OCCUPATION(S)        OVERSEEN BY      DIRECTORSHIPS
NAME AND AGE                  COMPANIES     MF(2)  MFII(3)        DURING PAST 5 YEARS           DIRECTOR       HELD BY DIRECTOR
---------------------------------------------------------------------------------------------------------------------------------
WINIFRED E. COLEMAN         Director        1996   2002     Ms. Coleman has served as              70        N/A
(age 70)                                                    President of Saint Joseph
                                                            College since 1991 and President
                                                            of Cashel House, Ltd. (retail)
                                                            since 1985.
---------------------------------------------------------------------------------------------------------------------------------
DR. ROBERT M. GAVIN         Director        2002   1986     Dr. Gavin is an educational            70        Dr. Gavin is a
(age 62)                                                    consultant. Prior to September                   Director of Systems
                                                            1, 2001, he was President of                     & Computer
                                                            Cranbrook Education Community;                   Technology
                                                            and prior to July 1996, he was                   Corporation.
                                                            President of Macalester College,
                                                            St. Paul Minnesota.
---------------------------------------------------------------------------------------------------------------------------------
DUANE E. HILL               Director        2001   2002     Mr. Hill is Partner Emeritus and       70        N/A
(age 57)                                                    a founding partner of TSG
                                                            Capital Group, a private equity
                                                            investment firm that serves as
                                                            sponsor and lead investor in
                                                            leveraged buyouts of middle
                                                            market companies. Mr. Hill is
                                                            also a Partner of TSG Ventures
                                                            L.P., a private equity
                                                            investment company that invests
                                                            primarily in minority-owned
                                                            small businesses.
---------------------------------------------------------------------------------------------------------------------------------
PHILLIP O. PETERSON         Director        2002   2000     Mr. Peterson is a mutual fund          70        N/A
(age 58)                                                    industry consultant. He was a
                                                            partner of KPMG LLP until July
                                                            1999.
---------------------------------------------------------------------------------------------------------------------------------
MILLARD H. PRYOR, JR.       Director        1996   2002     Mr. Pryor has served as Managing       70        Mr. Pryor is a
(age 70)                                                    Director of Pryor & Clark                        Director of Infodata
                                                            Company (real estate                             Systems, Inc.
                                                            investment), Hartford,                           (software company)
                                                            Connecticut, since June 1992.                    and CompuDyne
                                                                                                             Corporation
                                                                                                             (security products
                                                                                                             and services) and
                                                                                                             Corcap, Inc.
---------------------------------------------------------------------------------------------------------------------------------
JOHN K. SPRINGER            Director        1996   2002     Mr. Springer served as Chairman        70        N/A
(age 71)                                                    of Medspan, Inc. (health
                                                            maintenance organization) until
                                                            March 2002.
---------------------------------------------------------------------------------------------------------------------------------

(1) Term of Office: Each officer and director may serve until his or her successor is elected and qualifies.

(2) The Hartford Mutual Funds, Inc.

(3) The Hartford Mutual Funds II, Inc.

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS
---------------------------------------------------------------------------------------------------------------------------------
                                               TERM OF                                          NUMBER OF
                                            OFFICE(1) AND                                     PORTFOLIOS IN
                            POSITION HELD     LENGTH OF                                       FUND COMPLEX          OTHER
                               WITH THE      TIME SERVED:       PRINCIPAL OCCUPATION(S)        OVERSEEN BY      DIRECTORSHIPS
NAME AND AGE                  COMPANIES     MF(2)  MFII(3)        DURING PAST 5 YEARS           DIRECTOR       HELD BY DIRECTOR
---------------------------------------------------------------------------------------------------------------------------------
THOMAS M. MARRA(4)          Director and    2002   2002     Mr. Marra is President and Chief       70        Mr. Marra is a
(age 44)                    Chairman of                     Operating Officer of Hartford                    member of the Board
                            the Board                       Life, Inc. He is also a member                   of Directors of The
                                                            of the Board of Directors and a                  Hartford Financial
                                                            member of the Office of the                      Services Group, Inc.
                                                            Chairman for The Hartford
                                                            Financial Services Group, Inc.
                                                            ("The Hartford"), the parent
                                                            company of Hartford Life. Mr.
                                                            Marra was named President of
                                                            Hartford Life in 2001 and COO in
                                                            2000, and served as Director of
                                                            Hartford Life's Investment
                                                            Products Division from 1998 to
                                                            2000. He was head of the
                                                            company's Individual Life and
                                                            Annuities Division from 1994 to
                                                            1998 after being promoted to
                                                            Senior Vice President in 1994
                                                            and to Executive Vice President
                                                            in 1996. Mr. Marra is also a
                                                            Managing Member and President of
                                                            Hartford Investment Financial
                                                            Services, LLC ("HIFSCO") and HL
                                                            Investment Advisors, LLC ("HL
                                                            Advisors").
---------------------------------------------------------------------------------------------------------------------------------
LOWNDES A. SMITH(4)         Director        1996   2002     Mr. Smith served as Vice               70        N/A
(age 63)                                                    Chairman of Hartford Financial
                                                            Services Group, Inc. from
                                                            February 1997 to January 2002,
                                                            as President and Chief Executive
                                                            Officer of Hartford Life, Inc.
                                                            from February 1997 to January
                                                            2002, and as President and Chief
                                                            Operating Officer of The
                                                            Hartford Life Insurance
                                                            Companies from January 1989 to
                                                            January 2002.
---------------------------------------------------------------------------------------------------------------------------------
DAVID M. ZNAMIEROWSKI(4)    President and   1999   2001     Mr. Znamierowski currently             51        N/A
(age 42)                    Director(5)                     serves as President of Hartford
                                                            Investment Management Company
                                                            ("HIMCO"), Senior Vice President
                                                            for Hartford Life, Inc., and
                                                            Senior Vice President and Chief
                                                            Investment Officer for Hartford
                                                            Life Insurance Company. Mr.
                                                            Znamierowski is also a Managing
                                                            Member and Senior Vice President
                                                            of HIFSCO and HL Advisors. Mr.
                                                            Znamierowski is Group Senior
                                                            Vice President and Chief
                                                            Investment Officer for The
                                                            Hartford.
---------------------------------------------------------------------------------------------------------------------------------
ROBERT W. BELTZ, JR.        Vice President  2002   1993     Mr. Beltz currently serves as         N/A        N/A
(age 53)                                                    Vice President Securities
                                                            Operations of Hartford
                                                            Administrative Services Company
                                                            ("HASCO"). He also has served as
                                                            Assistant Vice President of
                                                            Hartford Life Insurance Company
                                                            since December 2001.
---------------------------------------------------------------------------------------------------------------------------------

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS
---------------------------------------------------------------------------------------------------------------------------------
                                               TERM OF                                          NUMBER OF
                                            OFFICE(1) AND                                     PORTFOLIOS IN
                            POSITION HELD     LENGTH OF                                       FUND COMPLEX          OTHER
                               WITH THE      TIME SERVED:       PRINCIPAL OCCUPATION(S)        OVERSEEN BY      DIRECTORSHIPS
NAME AND AGE                  COMPANIES     MF(2)  MFII(3)        DURING PAST 5 YEARS           DIRECTOR       HELD BY DIRECTOR
---------------------------------------------------------------------------------------------------------------------------------
KEVIN J. CARR               Vice President  1996   2001     Mr. Carr has served as The            N/A        N/A
(age 48)                    and Secretary                   Hartford's Assistant General
                                                            Counsel since 1999, Counsel
                                                            since November 1996 and
                                                            Associate Counsel since November
                                                            1995. Mr. Carr is also Vice
                                                            President and Assistant
                                                            Secretary of HL Advisors and
                                                            HIFSCO and Assistant Secretary
                                                            of HIMCO.
---------------------------------------------------------------------------------------------------------------------------------
WILLIAM H. DAVISON, JR.     Vice President  2002   2002     Mr. Davison is a Managing             N/A        N/A
(age 46)                                                    Director and Director of the
                                                            Funds Management Group of HIMCO.
                                                            Mr. Davison is also a Senior
                                                            Vice President of HIFSCO and HL
                                                            Advisors.
---------------------------------------------------------------------------------------------------------------------------------
TAMARA L. FAGELY            Vice            2002   1993     Ms. Fagely has been Vice              N/A        N/A
(age 44)                    President,                      President of HASCO since 1998.
                            Controller and                  Prior to 1998, she was Second
                            Treasurer                       Vice President of HASCO. She has
                                                            also served as Assistant Vice
                                                            President of Hartford Life
                                                            Insurance Company since December
                                                            2001.
---------------------------------------------------------------------------------------------------------------------------------
BRUCE FERRIS                Vice President  2002   2002     Mr. Ferris serves as Vice             N/A        N/A
(age 47)                                                    President and a Director of
                                                            Sales and Marketing in the
                                                            Investment Products Division of
                                                            Hartford Life Insurance Company.
---------------------------------------------------------------------------------------------------------------------------------
GEORGE R. JAY               Vice President  1996   2001     Since 1987, Mr. Jay has served        N/A        N/A
(age 51)                                                    as Secretary and Director, Life
                                                            and Equity Accounting and
                                                            Financial Control, of Hartford
                                                            Life Insurance Company.
---------------------------------------------------------------------------------------------------------------------------------
RYAN JOHNSON                Vice President  2002   2002     Mr. Johnson has served as Vice        N/A        N/A
(age 42)                                                    President and a Director of
                                                            Sales and Marketing in the
                                                            Investment Products Division of
                                                            Hartford Life Insurance Company
                                                            since 1999. He was previously
                                                            with Guardian Insurance Company
                                                            in New York City.
---------------------------------------------------------------------------------------------------------------------------------
STEPHEN T. JOYCE            Vice President  2000   2001     Mr. Joyce currently serves as         N/A        N/A
(age 44)                                                    Senior Vice President and
                                                            Director of the Institutional
                                                            Products Group for Hartford Life
                                                            Insurance Company. Previously he
                                                            served as Vice President
                                                            (1997-1999) and Assistant Vice
                                                            President (1994-1997) of
                                                            Hartford Life Insurance Company.
---------------------------------------------------------------------------------------------------------------------------------

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS
---------------------------------------------------------------------------------------------------------------------------------
                                               TERM OF                                          NUMBER OF
                                            OFFICE(1) AND                                     PORTFOLIOS IN
                            POSITION HELD     LENGTH OF                                       FUND COMPLEX          OTHER
                               WITH THE      TIME SERVED:       PRINCIPAL OCCUPATION(S)        OVERSEEN BY      DIRECTORSHIPS
NAME AND AGE                  COMPANIES     MF(2)  MFII(3)        DURING PAST 5 YEARS           DIRECTOR       HELD BY DIRECTOR
---------------------------------------------------------------------------------------------------------------------------------
DAVID N. LEVENSON           Vice President  2000   2001     Mr. Levenson serves as Senior         N/A        N/A
(age 36)                                                    Vice President of Hartford Life
                                                            Insurance Company's Retail
                                                            Product Management Group and is
                                                            responsible for all retail
                                                            product management and
                                                            profitability. He is also a
                                                            Senior Vice President of HIFSCO.
                                                            Mr. Levenson joined The Hartford
                                                            in 1995.
---------------------------------------------------------------------------------------------------------------------------------
JOHN C. WALTERS             Vice President  2000   2001     Mr. Walters serves as Executive       N/A        N/A
(age 41)                                                    Vice President and Director of
                                                            the Investment Products Division
                                                            of Hartford Life Insurance
                                                            Company. Previously Mr. Walters
                                                            was with First Union Securities.
                                                            He is also a Managing Member and
                                                            Executive Vice President of
                                                            HIFSCO and HL Advisors.
---------------------------------------------------------------------------------------------------------------------------------

(1) Term of Office: Each officer and director may serve until his or her successor is elected and qualifies.

(2) The Hartford Mutual Funds, Inc.

(3) The Hartford Mutual Funds II, Inc.

(4) "Interested person" of each Company as defined in the 1940 Act because of the person's affiliation with or equity ownership of Hartford Investment Financial Services, LLC or affiliated companies.

(5) Director of The Hartford Mutual Funds, Inc.

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 1-800-843-7824 or writing:

The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your TRANSACTIONS with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services;

to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;"

as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.
PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) PERSONAL FINANCIAL INFORMATION; and

b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Lloyd's Insurance Company; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; International Corporate Marketing Group, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate to allow timely decisions regarding required disclosure.

         (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

         (b) Section 302 certifications of the principal executive office and principal financial officer of registrant.

         99       Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        THE HARTFORD MUTUAL FUNDS II, INC.


Date:  June 18, 2003                    By:  /s/ David M. Znamierowski
                                             -------------------------
                                             David M. Znamierowski
                                             Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  June 18, 2003                    By:  /s/ David M. Znamierowski
                                             -------------------------
                                             David M. Znamierowski
                                             Its: President

Date:  June 18, 2003                    By:  /s/ Tamara L. Fagely
                                             -------------------------
                                             Tamara L. Fagely
                                             Its: Vice President, Controller and
                                                  Treasurer

                                  EXHIBIT LIST

99.CERT        10(b) Certifications

                     (i) Section 302 certification of principal executive officer

                     (ii) Section 302 certification of principal financial officer

99.906CERT     99    Section 906 certification of principal executive officer and principal financial officer